UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05972

Name of Registrant: Vanguard International Equity Index Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2012 – April 30, 2013

Item 1: Reports to Shareholders

Semiannual Report | April 30, 2013

Vanguard International Stock Index Funds

Vanguard European Stock Index Fund
Vanguard Pacific Stock Index Fund
Vanguard Emerging Markets Stock Index Fund

> For the six months ended April 30, 2013, returns for the Vanguard International Stock Index Funds varied widely, ranging from about 6% for the Emerging Markets Stock Index Fund to about 23% for the Pacific Stock Index Fund.

> While lackluster performances from some large economies weighed on the emerging markets fund, impressive gains by Japanese stocks accounted for much of the strong performance in the Pacific fund.

> As planned, the three funds are now seeking to track new benchmarks.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	4
European Stock Index Fund.	10
Pacific Stock Index Fund.	30
Emerging Markets Stock Index Fund.	50
About Your Fund’s Expenses.	72
Trustees Approve Advisory Arrangements.	75
Glossary.	76

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Our cover photograph shows rigging on the HMSSurprise, a replica of an 18th-century Royal Navy frigate. It was featured in the 2003 movie Master and Commander: The Far Side of the World, which was based on Patrick O’Brian’s sea novels, set amid the Napoleonic Wars. Vanguard was named for another ship of that era, the HMSVanguard, which was the flagship of British Admiral Horatio Nelson at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended April 30, 2013
Total
Returns
Vanguard European Stock Index Fund
Investor Shares	12.87%
Admiral™ Shares	12.93
Signal® Shares	12.93
Institutional Shares	12.94
FTSE Europe ETF Shares
Market Price	12.82
Net Asset Value	12.91
Spliced European Index	13.13
European Region Funds Average	13.00
For a benchmark description, see the Glossary.
European Region Funds Average: Derived from data provided by Lipper Inc.
Vanguard Pacific Stock Index Fund
Investor Shares	23.31%
Admiral Shares	23.35
Signal Shares	23.36
Institutional Shares	23.32
FTSE Pacific ETF Shares
Market Price	23.45
Net Asset Value	23.34
Spliced Pacific Stock Index	23.27
Japan/Pacific Region Funds Average	23.19
For a benchmark description, see the Glossary.
Japan/Pacific Region Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares, Institutional Shares, and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573; 8,090,646.

1

Your Fund’s Total Returns

Six Months Ended April 30, 2013
Total
Returns
Vanguard Emerging Markets Stock Index Fund
Investor Shares	5.77%
Admiral Shares	5.87
Signal Shares	5.89
Institutional Shares	5.87
Institutional Plus Shares	5.90
FTSE Emerging Markets ETF Shares
Market Price	6.72
Net Asset Value	5.88
Spliced Emerging Markets Index	5.51
Emerging Markets Funds Average	7.29

For a benchmark description, see the Glossary.

Emerging Markets Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares, Institutional Shares, and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573; 8,090,646.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

2

Your Fund’s Performance at a Glance

October 31, 2012, Through April 30, 2013
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard European Stock Index Fund
Investor Shares	$24.69	$27.55	$0.301	$0.000
Admiral Shares	57.54	64.16	0.778	0.000
Signal Shares	22.26	24.82	0.302	0.000
Institutional Shares	24.54	27.36	0.338	0.000
FTSE Europe ETF Shares	46.01	51.29	0.629	0.000
Vanguard Pacific Stock Index Fund
Investor Shares	$9.63	$11.65	$0.195	$0.000
Admiral Shares	62.54	75.58	1.357	0.000
Signal Shares	21.72	26.25	0.471	0.000
Institutional Shares	9.57	11.56	0.210	0.000
FTSE Pacific ETF Shares	50.57	61.12	1.098	0.000
Vanguard Emerging Markets Stock Index Fund
Investor Shares	$26.36	$27.60	$0.281	$0.000
Admiral Shares	34.65	36.26	0.421	0.000
Signal Shares	33.31	34.86	0.409	0.000
Institutional Shares	26.36	27.57	0.336	0.000
Institutional Plus Shares	87.68	91.73	1.118	0.000
FTSE Emerging Markets ETF Shares	41.65	43.59	0.508	0.000

3

Chairman’s Letter

Dear Shareholder,

During the six months ended April 30, 2013, Vanguard’s three international stock index funds followed different trajectories. A sharp rebound in Japanese stocks helped Vanguard Pacific Stock Index Fund to return more than 23%, well ahead of the performance of the broad U.S. stock market.

In spite of a gloomy economic backdrop, European stocks moved higher overall, sending Vanguard European Stock Index Fund to a return of around 13%. Within the emerging markets, sluggish growth and inflationary pressures in some of the largest economies translated into a more modest return of around 6% for Vanguard Emerging Markets Stock Index Fund.

The funds now aim to track new benchmark indexes
As I mentioned in my letter to you six months ago, the funds have been transitioning to what we believe are best-in-class benchmarks that will produce significant savings for shareholders over the long term. As of March 27, the European Stock Index Fund began using the FTSE Developed Europe Index as its target, and the Pacific Stock Index Fund moved to the FTSE Developed Asia Pacific Index.

4

In January, the Emerging Markets Stock Index Fund began seeking to track the FTSE Emerging Transition Index as part of a two-step transition process. Over a period of approximately six months, all South Korean stocks will gradually be removed from the index as it aligns its constituents and weightings with the FTSE Emerging Index, which will then become the fund’s target. FTSE, the index provider, considers South Korea a developed market. South Korean stocks are a component of the FTSE Developed Asia Pacific Index.

As part of the shift, the three funds’ ETF share classes have been renamed. They are now Vanguard FTSE Europe ETF, Vanguard FTSE Pacific ETF, and Vanguard FTSE Emerging Markets ETF.

The stock market rally persisted, but not without challenges
Global stocks overall delivered a vigorous performance in the semiannual period, recording gains in five of the six months.

U.S. equities finished strongly with a return of about 15% for the half year. The S&P 500 Index closed April the same way it had March: at an all-time high amid solid corporate earnings and encouraging economic data.

In aggregate, international equities were nearly as strong, returning almost 13%. However, as I mentioned—and as our funds’ returns indicate—performance differed notably among regions.

Market Barometer

			Total Returns
		Periods Ended April 30, 2013
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	15.05%	17.17%	5.49%
Russell 2000 Index (Small-caps)	16.58	17.69	7.27
Russell 3000 Index (Broad U.S. market)	15.16	17.21	5.63
MSCI All Country World Index ex USA (International)	12.78	14.15	-0.84

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	0.90%	3.68%	5.72%
Barclays Municipal Bond Index (Broad tax-exempt market)	1.78	5.19	6.09
Citigroup Three-Month U.S. Treasury Bill Index	0.05	0.08	0.28

CPI
Consumer Price Index	0.52%	1.06%	1.60%

5

Bonds notched a slight return as yields remained low
Bonds, which sputtered for most of the half year, finished the period with a bit of a flourish. The broad U.S. taxable bond market returned 0.9% for the six months, with a boost from April’s 1.0% return. The yield of the 10-year U.S. Treasury note closed the period at 1.67%, a couple of ticks below its starting level of 1.69% and lower still than the 1.85% it registered a month earlier. (Bond yields and prices move in opposite directions.)

Municipal bonds had a return closer to 2%, with more than half of it coming in April. The Federal Reserve’s target for short-term interest rates remained pegged between 0% and 0.25%, which kept a firm leash on returns from money market and savings accounts. In a statement issued May 1, the Fed said it would continue buying $85 billion in Treasury bonds and mortgage-backed securities each month until the job market improves substantially.

Kenneth Volpert, head of our Taxable Bond Group, noted recently that the Fed’s extraordinary actions to stimulate economic growth may have, in effect, pulled what would have been future investment gains into the present. The trade-off, he said, is that once the Fed begins to unwind the stimulus, “future returns are likely to be lower than they otherwise would have been for both bonds and stocks.”

Expense Ratios
Your Fund Compared With Its Peer Group
							Peer
	Investor	Admiral	Signal	Institutional	Institutional	ETF	Group
	Shares	Shares	Shares	Shares	Plus Shares	Shares	Average
European Stock Index Fund	0.26%	0.12%	0.12%	0.09%	—	0.12%	1.35%
Pacific Stock Index Fund	0.26	0.12	0.12	0.09	—	0.12	1.47
Emerging Markets Stock Index
Fund	0.33	0.18	0.18	0.12	0.10%	0.18	1.54

The fund expense ratios shown are from the prospectus dated February 28, 2013, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2013, the funds’ annualized expense ratios were: for the European Stock Index Fund, 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.09% for Institutional Shares, and 0.12% for FTSE Europe ETF Shares; for the Pacific Stock Index Fund, 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.09% for Institutional Shares, and 0.12% for FTSE Pacific ETF Shares; and for the Emerging Markets Stock Index Fund, 0.33% for Investor Shares, 0.16% for Admiral Shares, 0.16% for Signal Shares, 0.12% for Institutional Shares, 0.10% for Institutional Plus Shares, and 0.16% for FTSE Emerging Markets ETF Shares.

Peer groups: For the European Stock Index Fund, European Region Funds; for the Pacific Stock Index Fund, Japan/Pacific Region Funds; for the Emerging Markets Stock Index Fund, Emerging Markets Funds.

6

Japanese stocks surged; emerging markets proved patchy
All three of Vanguard’s International Stock Index Funds started the half year strongly, with gains ranging from about 8% to 11% in the first three months. Their fortunes diverged after that, however, as flare-ups in the European debt crisis and a slowing of growth in some emerging markets took their toll on stock prices.

In Japan, investors were heartened by the election of a new government pledging to end well over a decade of deflation and

Investment insight
The difference between U.S. and non-U.S. returns is still meaningful
Stocks outside the United States have always performed differently than U.S. stocks.
As the accompanying chart shows, the difference between the two groups has lessened in recent years, even as each group takes a turn outperforming the other.

Despite the closer correlation recently, the returns of non-U.S. stocks remain different enough to offer a diversification benefit. That’s why we continue to suggest that investors consider allocating a portion of their stock assets to international markets, which collectively make up close to 55% of global market capitalization. Our research indicates that a 20% allocation to non-U.S. stocks may be a reasonable starting point for investors to consider in their stock portfolios. (For more insight, see our research paper Considerations for Investing in Non-U.S. Equities on vanguard.com/research.)

Trailing 12-month return differential between U.S. and non-U.S. stocks

Notes: U.S. equities are represented by the MSCI USA Index; international equities are represented by the MSCI World Index ex USA from 1982 through 1987 and the MSCI All Country World Index ex USA thereafter. Data through December 31, 2012.

Sources: Vanguard, Thomson Reuters Datastream, and MSCI.

7

by the Bank of Japan’s announcement of an unprecedented stimulus program. Japanese stocks, which accounted for more than half the assets of the Pacific fund during the period, rose about 31%, with shares of financial institutions and export-oriented manufacturers leading the way.

The Australian stock market, another heavyweight in the fund, returned about 19%. Interest rate cuts by the nation’s central bank boosted stocks of financial institutions in particular, more than offsetting disappointing returns from mining companies pinched by weaker demand. The Pacific fund returned about 23% for the six months.

News from Europe remained downbeat for the most part. The euro-area economy continued to shrink, while unemployment hit a record high. And new points of concern surfaced, including unsettling election results in Italy and a banking crisis in Cyprus. Still, investors seemed to take comfort from the European Central Bank’s firm commitment to backstop the sovereign debt of governments within the euro area. Stock gains were fairly broad-based: All of the larger markets except Italy’s saw gains of about 10% or more. In all, the European fund returned about 13%.

For emerging markets, the investment climate shifted markedly during the half year. Growth prospects led to significant stock gains for many of these markets in the first three months, but then a deterioration in the outlook, notably for certain larger economies, led to some retrenchment. Concerns about sluggish growth and inflation hurt energy and materials stocks the most; both sectors declined in the Chinese, Brazilian, and Russian markets over the half year. The Taiwanese market held up better, returning about 12% for the six months thanks largely to strength in semiconductor and mobile device-related stocks. The emerging markets fund returned about 6%.

The wisdom of rebalancing holds true as stocks climb
More than four years have passed since the U.S. stock markets began an impressive recovery from the depths of the 2008–2009 global financial crisis. The S&P 500 Index has risen from a low of 677 on March 9, 2009, to a close of 1,598 on April 30, 2013, a cumulative total return of 158%. International stock markets, while not back to peak levels, have also posted impressive rebounds, with many regions posting cumulative total returns of more than 100%.

Such a strong recovery is, of course, a welcome development that few would have predicted four years ago. And investors who had the discipline to maintain their stock allocation as part of a balanced, diversified portfolio have been able to more than recoup their crisis-era losses.

Discipline is just as important in good times as it is in bad. At Vanguard, we have long counseled investors to “stay the course”—to maintain a long-term

8

commitment to a sensible portfolio. But staying the course doesn’t mean you should avoid taking action altogether.

Over time, returns will shift the weighting of stocks and bonds in a portfolio, and its asset mix may become more aggressive than originally planned. To manage this risk, investors should periodically consider rebalancing, or adjusting their asset allocation to bring it back to its target.

For example, you should consider rebalancing if you’ve established a 60%/40% stock/bond portfolio and you find that your target allocation is now off by 5 percentage points or more. (For more on this topic, see Best Practices for Portfolio Rebalancing, available at vanguard.com/research.)

I realize that it’s not easy to contemplate rebalancing when stocks have surged and expectations for bond returns are very modest. However, we believe that bonds will continue to play a valuable role in helping to smooth out stocks’ volatility. Without rebalancing, an investor could end up with a portfolio that’s very different from—and potentially more risky than—what he or she intended.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 15, 2013

9

European Stock Index Fund

Fund Profile
As of April 30, 2013

Share-Class Characteristics

	Investor	Admiral	Signal	Institutional	FTSE Europe
	Shares	Shares	Shares	Shares	ETF Shares
Ticker Symbol	VEURX	VEUSX	VESSX	VESIX	VGK
Expense Ratio[1]	0.26%	0.12%	0.12%	0.09%	0.12%

Portfolio Characteristics
		FTSE	MSCI AC
		Developed	World
		Europe	Index
	Fund	Index	ex USA
Number of Stocks	504	499	1,815
Median Market Cap	$46.7B	$46.7B	$31.3B
Price/Earnings Ratio	19.0x	19.1x	16.6x
Price/Book Ratio	1.7x	1.7x	1.7x
Return on Equity	16.5%	16.5%	15.2%
Earnings Growth Rate	4.1%	4.0%	5.9%
Dividend Yield	3.6%	3.6%	3.1%
Turnover Rate
(Annualized)	9%	—	—
Short-Term Reserves	-0.3%	—	—

Sector Diversification (% of equity exposure)
		FTSE	MSCI AC
		Developed	World
		Europe	Index
	Fund	Index	ex USA
Consumer Discretionary	9.3%	9.3%	9.8%
Consumer Staples	15.0	15.0	10.8
Energy	9.8	9.8	9.4
Financials	20.6	20.7	26.9
Health Care	12.7	12.7	7.8
Industrials	11.4	11.4	10.6
Information Technology	3.1	3.1	6.3
Materials	8.5	8.4	9.3
Telecommunication
Services	5.5	5.5	5.5
Utilities	4.1	4.1	3.6

Volatility Measures
	Spliced	MSCI AC
	European	World
	Stock	Index
	Index	ex USA
R-Squared	0.99	0.95
Beta	1.01	1.16

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Nestle SA	Packaged Foods &
	Meats	3.0%
Royal Dutch Shell plc	Integrated Oil & Gas	2.8
HSBC Holdings plc	Diversified Banks	2.6
Roche Holding AG	Pharmaceuticals	2.3
Novartis AG	Pharmaceuticals	2.2
Vodafone Group plc	Wireless
	Telecommunication
	Services	2.0
BP plc	Integrated Oil & Gas	1.8
GlaxoSmithKline plc	Pharmaceuticals	1.7
Sanofi	Pharmaceuticals	1.6
Unilever plc	Packaged Foods &
	Meats	1.5
Top Ten		21.5%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 28, 2013, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2013, the annualized expense ratios were 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.09% for Institutional Shares, and 0.12% for FTSE Europe ETF Shares.

10

European Stock Index Fund

Market Diversification (% of equity exposure)
		FTSE	MSCI AC
		Developed	World
		Europe	Index
	Fund	Index	ex USA
Europe
United Kingdom	33.9%	33.9%	15.1%
France	14.6	14.0	6.6
Switzerland	14.3	14.3	6.3
Germany	13.0	12.9	5.8
Sweden	5.0	5.0	2.2
Spain	4.5	4.5	2.0
Netherlands	3.8	4.3	1.7
Italy	3.4	3.3	1.5
Denmark	1.9	1.9	0.8
Belgium	1.8	1.8	0.8
Norway	1.3	1.3	0.6
Finland	1.2	1.2	0.5
Other	1.3	1.6	0.5
Subtotal	100.0%	100.0%	44.4%
Pacific	0.0%	0.0%	28.8%
Emerging Markets	0.0%	0.0%	19.2%
North America	0.0%	0.0%	7.2%
Middle East	0.0%	0.0%	0.4%

11

European Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2002, Through April 30, 2013

Average Annual Total Returns: Periods Ended March 31, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	6/18/1990	10.62%	-1.84%	9.83%
Admiral Shares	8/13/2001	10.83	-1.72	9.95
Signal Shares	10/6/2006	10.83	-1.72	0.84[1]
Institutional Shares	5/15/2000	10.86	-1.68	10.00
FTSE Europe ETF Shares	3/4/2005
Market Price		10.48	-1.86	3.64[1]
Net Asset Value		10.84	-1.72	3.67[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

12

European Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of April 30, 2013

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Austria †		44,527	0.4%

Belgium
^ Anheuser-Busch InBev NV	1,070,111	102,806	1.0%
Belgium—Other †		77,536	0.7%
		180,342	1.7%
Denmark
Novo Nordisk A/S Class B	533,874	93,975	0.9%
Denmark—Other †		100,924	1.0%
		194,899	1.9%

Finland †		120,060	1.2%

France
Sanofi	1,519,055	164,234	1.6%
Total SA	2,725,151	137,176	1.3%
BNP Paribas SA	1,310,239	73,056	0.7%
Danone SA	756,256	57,678	0.6%
LVMH Moet Hennessy Louis Vuitton SA	331,954	57,523	0.6%
* L’Oreal SA	313,652	55,984	0.5%
France—Other †		947,581	9.2%
		1,493,232	14.5%
Germany
^ Bayer AG	1,109,374	115,981	1.1%
^ BASF SE	1,238,403	115,930	1.1%
Siemens AG	1,104,732	115,430	1.1%
SAP AG	1,199,227	95,605	0.9%
Allianz SE	610,948	90,372	0.9%

13

European Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Daimler AG	1,339,282	74,257	0.7%
Deutsche Bank AG	1,259,048	57,958	0.6%
Germany—Other †		668,783	6.5%
		1,334,316	12.9%

Greece †		4,084	0.0%

Ireland †		56,566	0.5%

Italy
Eni SPA	3,302,526	78,820	0.8%
Italy—Other †		269,984	2.6%
		348,804	3.4%
Netherlands
Unilever NV	2,078,480	88,567	0.8%
Netherlands—Other †		296,902	2.9%
		385,469	3.7%

Norway †		135,967	1.3%

Portugal †		27,319	0.3%

Spain
* Banco Santander SA	14,036,888	101,368	1.0%
Telefonica SA	5,338,447	78,167	0.7%
Banco Bilbao Vizcaya Argentaria SA	7,272,096	70,791	0.7%
Spain—Other †		213,938	2.1%
		464,264	4.5%

Sweden †		511,227	4.9%

Switzerland
Nestle SA	4,326,160	308,509	3.0%
Roche Holding AG	942,558	235,961	2.3%
Novartis AG	3,124,023	231,264	2.2%
UBS AG	4,726,161	84,307	0.8%
ABB Ltd.	3,107,359	70,465	0.7%
Credit Suisse Group AG	2,075,690	57,644	0.6%
Zurich Insurance Group AG	197,554	55,205	0.5%
Cie Financiere Richemont SA	667,321	54,005	0.5%
Syngenta AG	124,784	53,348	0.5%
Switzerland—Other †		326,070	3.2%
		1,476,778	14.3%
United Kingdom
HSBC Holdings plc	24,687,297	270,379	2.6%
Vodafone Group plc	66,201,707	202,004	2.0%
BP plc	25,537,684	185,053	1.8%
GlaxoSmithKline plc	6,607,867	170,495	1.7%
British American Tobacco plc	2,607,558	144,553	1.4%
Royal Dutch Shell plc Class B	3,510,507	123,142	1.2%
Diageo plc	3,378,995	103,188	1.0%
Royal Dutch Shell plc Class A	2,987,708	101,719	1.0%
AstraZeneca plc	1,673,985	86,916	0.8%

14

European Stock Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
BHP Billiton plc		2,832,593	79,690	0.8%
Barclays plc		17,260,933	77,028	0.7%
Rio Tinto plc		1,672,096	76,784	0.7%
BG Group plc		4,518,541	76,280	0.7%
Unilever plc		1,619,708	70,178	0.7%
Royal Dutch Shell plc Class A (Amsterdam Shares)		2,027,111	68,946	0.7%
SABMiller plc		1,254,154	67,672	0.7%
Standard Chartered plc		2,652,234	66,751	0.6%
Reckitt Benckiser Group plc		866,053	63,224	0.6%
National Grid plc		4,873,331	62,122	0.6%
Tesco plc		10,781,354	61,325	0.6%
Prudential plc		3,425,142	58,895	0.6%
United Kingdom—Other †			1,260,874	12.2%
			3,477,218	33.7%
Total Common Stocks (Cost $12,136,721)			10,255,072	99.2%[1]

	Coupon
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.142%	720,166,472	720,166	7.0%

4U.S. Government and Agency Obligations †			11,898	0.1%
Total Temporary Cash Investments (Cost $732,064)			732,064	7.1%[1]
Total Investments (Cost $12,868,785)			10,987,136	106.3%
Other Assets and Liabilities
Other Assets			73,853	0.7%
Liabilities[3]			(729,012)	(7.0%)
			(655,159)	(6.3%)
Net Assets			10,331,977	100.0%

At April 30, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	14,582,580
Undistributed Net Investment Income	81,158
Accumulated Net Realized Losses	(2,452,677)
Unrealized Appreciation (Depreciation)
Investment Securities	(1,881,649)
Futures Contracts	721
Forward Currency Contracts	989
Foreign Currencies	855
Net Assets	10,331,977

15

European Stock Index Fund

Amount
($000)
Investor Shares—Net Assets
Applicable to 28,919,838 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	796,663
Net Asset Value Per Share—Investor Shares	$27.55

Admiral Shares—Net Assets
Applicable to 43,881,599 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,815,315
Net Asset Value Per Share—Admiral Shares	$64.16

Signal Shares—Net Assets
Applicable to 14,911,577 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	370,160
Net Asset Value Per Share—Signal Shares	$24.82

Institutional Shares—Net Assets
Applicable to 24,692,280 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	675,558
Net Asset Value Per Share—Institutional Shares	$27.36

ETF Shares—Net Assets
Applicable to 110,623,269 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,674,281
Net Asset Value Per Share—ETF Shares	$51.29

• See Note A in Notes to Financial Statements.Statements.
* Non-income-producing security
^ Part of security position is on loan to broker-dealers. The total valueof securities on loan is $663,534,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 6.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $690,126,000 of collateral received for securities on loan.
4 Securities with a value of $4,598,000 have been segregated as initial margin for open futures conracts.
  See accompanying Notes, which are an integral part of the Financial Statements.

16

European Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2013
($000)
Investment Income
Income
Dividends[1]	179,579
Interest[2]	56
Security Lending	1,195
Total Income	180,830
Expenses
The Vanguard Group—Note B
Investment Advisory Services	338
Management and Administrative—Investor Shares	856
Management and Administrative—Admiral Shares	1,193
Management and Administrative—Signal Shares	125
Management and Administrative—Institutional Shares	156
Management and Administrative—ETF Shares	2,133
Marketing and Distribution—Investor Shares	73
Marketing and Distribution—Admiral Shares	186
Marketing and Distribution—Signal Shares	37
Marketing and Distribution—Institutional Shares	103
Marketing and Distribution—ETF Shares	611
Custodian Fees	381
Shareholders’ Reports—Investor Shares	9
Shareholders’ Reports—Admiral Shares	4
Shareholders’ Reports—Signal Shares	7
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—ETF Shares	46
Trustees’ Fees and Expenses	7
Total Expenses	6,266
Net Investment Income	174,564
Realized Net Gain (Loss)
Investment Securities Sold	145,505
Futures Contracts	3,482
Foreign Currencies and Forward Currency Contracts	(1,989)
Realized Net Gain (Loss)	146,998
Change in Unrealized Appreciation (Depreciation)
Investment Securities	825,733
Futures Contracts	1,308
Foreign Currencies and Forward Currency Contracts	2,050
Change in Unrealized Appreciation (Depreciation)	829,091
Net Increase (Decrease) in Net Assets Resulting from Operations	1,150,653

1 Dividends are net of foreign withholding taxes of $13,106,000.
2 Interest income from an affiliated company of the fund was $50,000.
See accompanying Notes, which are an integral part of the Financial Statements.

17

European Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	174,564	259,067
Realized Net Gain (Loss)	146,998	(242,271)
Change in Unrealized Appreciation (Depreciation)	829,091	481,419
Net Increase (Decrease) in Net Assets Resulting from Operations	1,150,653	498,215
Distributions
Net Investment Income
Investor Shares	(8,922)	(50,381)
Admiral Shares	(34,002)	(161,732)
Signal Shares	(3,917)	(15,220)
Institutional Shares	(9,679)	(43,491)
ETF Shares	(68,665)	(188,016)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(125,185)	(458,840)
Capital Share Transactions
Investor Shares	(48,092)	(94,148)
Admiral Shares	18,541	(42,152)
Signal Shares	78,671	26,981
Institutional Shares	(166,882)	139,594
ETF Shares	1,207,300	1,303,003
Net Increase (Decrease) from Capital Share Transactions	1,089,538	1,333,278
Total Increase (Decrease)	2,115,006	1,372,653
Net Assets
Beginning of Period	8,216,971	6,844,318
End of Period[1]	10,331,977	8,216,971
1 Net Assets—End of Period includes undistributed net investment income of $81,158,000 and $30,863,000.

See accompanying Notes, which are an integral part of the Financial Statements.

18

European Stock Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$24.69	$24.48	$27.15	$25.77	$21.99	$43.43
Investment Operations
Net Investment Income	. 436	. 836	. 882[1]	.768[1]	1.008	1.372[1]
Net Realized and Unrealized Gain (Loss)
on Investments	2.725	. 925	(2.545)	1.594	4.269	(21.597)
Total from Investment Operations	3.161	1.761	(1.663)	2.362	5.277	(20.225)
Distributions
Dividends from Net Investment Income	(. 301)	(1.551)	(1.007)	(. 982)	(1.497)	(1.215)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(. 301)	(1.551)	(1.007)	(. 982)	(1.497)	(1.215)
Net Asset Value, End of Period	$27.55	$24.69	$24.48	$27.15	$25.77	$21.99

Total Return[2]	12.87%	7.77%	-6.35%	9.35%	26.25%	-47.80%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$797	$760	$851	$1,884	$5,789	$10,534
Ratio of Total Expenses to
Average Net Assets	0.26%	0.26%	0.26%	0.26%	0.27%	0.22%
Ratio of Net Investment Income to
Average Net Assets	3.45%	3.75%	3.46%	2.98%	3.80%	3.82%
Portfolio Turnover Rate [3]	9%	7%	6%	11%	18%	15%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

European Stock Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$57.54	$57.09	$63.75	$60.51	$51.71	$102.09
Investment Operations
Net Investment Income	1.060	2.032	2.222[1]	1.758[1]	2.448	3.177[1]
Net Realized and Unrealized Gain (Loss)
on Investments	6.338	2.152	(6.020)	3.864	9.968	(50.618)
Total from Investment Operations	7.398	4.184	(3.798)	5.622	12.416	(47.441)
Distributions
Dividends from Net Investment Income	(.778)	(3.734)	(2.862)	(2.382)	(3.616)	(2.939)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.778)	(3.734)	(2.862)	(2.382)	(3.616)	(2.939)
Net Asset Value, End of Period	$64.16	$57.54	$57.09	$63.75	$60.51	$51.71

Total Return[2]	12.93%	7.93%	-6.22%	9.49%	26.33%	-47.74%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,815	$2,508	$2,531	$2,087	$1,700	$1,472
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.14%	0.14%	0.16%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.59%	3.89%	3.58%	3.10%	3.91%	3.92%
Portfolio Turnover Rate [3]	9%	7%	6%	11%	18%	15%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

European Stock Index Fund

Financial Highlights

Signal Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$22.26	$22.09	$24.68	$23.42	$20.01	$39.50
Investment Operations
Net Investment Income	. 412.788		. 852[1]	.686[1]	.947	1.255[1]
Net Realized and Unrealized Gain (Loss)
on Investments	2.450	. 827	(2.327)	1.497	3.860	(19.616)
Total from Investment Operations	2.862	1.615	(1.475)	2.183	4.807	(18.361)
Distributions
Dividends from Net Investment Income	(. 302)	(1.445)	(1.115)	(. 923)	(1.397)	(1.129)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(. 302)	(1.445)	(1.115)	(. 923)	(1.397)	(1.129)
Net Asset Value, End of Period	$24.82	$22.26	$22.09	$24.68	$23.42	$20.01

Total Return[2]	12.93%	7.91%	-6.24%	9.52%	26.34%	-47.74%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$370	$259	$227	$272	$245	$223
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.14%	0.14%	0.16%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.59%	3.89%	3.58%	3.10%	3.91%	3.92%
Portfolio Turnover Rate [3]	9%	7%	6%	11%	18%	15%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

European Stock Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$24.54	$24.36	$27.20	$25.80	$22.04	$43.51
Investment Operations
Net Investment Income	. 456	. 875	. 898[1]	.764[1]	1.036	1.315[1]
Net Realized and Unrealized Gain (Loss)
on Investments	2.702	. 912	(2.510)	1.644	4.277	(21.524)
Total from Investment Operations	3.158	1.787	(1.612)	2.408	5.313	(20.209)
Distributions
Dividends from Net Investment Income	(. 338)	(1.607)	(1.228)	(1.008)	(1.553)	(1.261)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(. 338)	(1.607)	(1.228)	(1.008)	(1.553)	(1.261)
Net Asset Value, End of Period	$27.36	$24.54	$24.36	$27.20	$25.80	$22.04

Total Return[2]	12.94%	7.95%	-6.19%	9.53%	26.45%	-47.72%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$676	$762	$606	$1,349	$853	$3,316
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.10%	0.10%	0.12%	0.09%
Ratio of Net Investment Income to
Average Net Assets	3.62%	3.92%	3.62%	3.14%	3.95%	3.95%
Portfolio Turnover Rate [3]	9%	7%	6%	11%	18%	15%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

European Stock Index Fund

Financial Highlights

FTSE Europe ETF Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$46.01	$45.66	$51.00	$48.41	$41.37	$81.66
Investment Operations
Net Investment Income	. 851	1.630	1.826[1]	1.420[1]	1.964	2.530[1]
Net Realized and Unrealized Gain (Loss)
on Investments	5.058	1.706	(4.860)	3.082	7.977	(40.464)
Total from Investment Operations	5.909	3.336	(3.034)	4.502	9.941	(37.934)
Distributions
Dividends from Net Investment Income	(. 629)	(2.986)	(2.306)	(1.912)	(2.901)	(2.356)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(. 629)	(2.986)	(2.306)	(1.912)	(2.901)	(2.356)
Net Asset Value, End of Period	$51.29	$46.01	$45.66	$51.00	$48.41	$41.37

Total Return	12.91%	7.95%	-6.22%	9.48%	26.33%	-47.73%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,674	$3,928	$2,630	$2,858	$2,464	$1,754
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.14%	0.14%	0.16%	0.11%
Ratio of Net Investment Income to
Average Net Assets	3.59%	3.89%	3.58%	3.10%	3.91%	3.93%
Portfolio Turnover Rate[2]	9%	7%	6%	11%	18%	15%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

European Stock Index Fund

Notes to Financial Statements

Vanguard European Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers six classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. The fund has not issued any Institutional Plus Shares through April 30, 2013. ETF Shares, known as Vanguard FTSE Europe ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities.

24

European Stock Index Fund

The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund attempts to mitigate this risk by, among other things, performing a credit analysis of counterparties, monitoring exposure to counterparties, and requiring counterparties to post collateral to secure such exposure. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any assets posted as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or posted is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the six months ended April 30, 2013, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on quarterly average aggregate settlement values. The fund’s average investments in forward currency contracts represented less than 1% of net assets, based on quarterly average notional amounts.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2009–2012), and for the period ended April 30, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

25

European Stock Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2013, the fund had contributed capital of $1,278,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.51% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	7,888	10,247,184	—
Temporary Cash Investments	720,166	11,898	—
Futures Contracts— Liabilities[1]	(199)	—	—
Forward Currency Contracts—Assets	—	989	—
Total	727,855	10,260,071	—
1 Represents variation margin on the last day of the reporting period.

D. At April 30, 2013, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	—	989	989
Liabilities	(199)	—	(199)

26

European Stock Index Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2013, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	3,482	—	3,482
Forward Currency Contracts	—	(1,785)	(1,785)
Realized Net Gain (Loss) on Derivatives	3,482	(1,785)	1,697

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	1,308	—	1,308
Forward Currency Contracts	—	1,301	1,301
Change in Unrealized Appreciation (Depreciation) on Derivatives	1,308	1,301	2,609

At April 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	June 2013	976	34,344	661
FTSE 100 Index	June 2013	340	33,780	60

Unrealized appreciation (depreciation) on open futures contracts are required to be treated as realized gain (loss) for tax purposes.

At April 30, 2013, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	6/26/13	GBP	21,666	USD	33,084	626
UBS AG	6/26/13	EUR	25,151	USD	32,809	363
EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

At April 30, 2013, the counterparty had deposited in segregated accounts securities with a value of $549,000 in connection with amounts due to the fund for open forward currency contracts.

27

European Stock Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2013, the fund realized net foreign currency losses of $204,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the six months ended April 30, 2013, the fund realized gains on the sale of passive foreign investment companies of $1,120,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at April 30, 2013, had unrealized appreciation of $381,000 as of October 31, 2012, the most recent mark-to-market date for tax purposes. This amount has been distributed and is reflected in the balance of undistributed net investment income.

During the six months ended April 30, 2013, the fund realized $118,424,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2012, the fund had available capital losses totaling $2,479,774,000 to offset future net capital gains. Of this amount, $2,316,734,000 is subject to expiration dates; $357,042,000 may be used to offset future net capital gains through October 31, 2016, $1,510,053,000 through October 31, 2017, $282,886,000 through October 31, 2018, and $166,753,000 through October 31, 2019. Capital losses of $163,040,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2013; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2013, the cost of investment securities for tax purposes was $12,869,166,000. Net unrealized depreciation of investment securities for tax purposes was $1,882,030,000, consisting of unrealized gains of $1,035,840,000 on securities that had risen in value since their purchase and $2,917,870,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2013, the fund purchased $2,392,386,000 of investment securities and sold $1,285,442,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,798,984,000 and $591,337,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

28

European Stock Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2013	October 31, 2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	50,949	1,937	88,573	3,787
Issued in Lieu of Cash Distributions	7,931	303	46,407	2,025
Redeemed[1]	(106,972)	(4,107)	(229,128)	(9,791)
Net Increase (Decrease) —Investor Shares	(48,092)	(1,867)	(94,148)	(3,979)
Admiral Shares
Issued	197,692	3,238	212,347	3,889
Issued in Lieu of Cash Distributions	29,093	477	137,957	2,580
Redeemed[1]	(208,244)	(3,417)	(392,456)	(7,211)
Net Increase (Decrease) —Admiral Shares	18,541	298	(42,152)	(742)
Signal Shares
Issued	128,516	5,384	79,558	3,832
Issued in Lieu of Cash Distributions	3,269	138	12,715	611
Redeemed[1]	(53,114)	(2,246)	(65,292)	(3,064)
Net Increase (Decrease)—Signal Shares	78,671	3,276	26,981	1,379
Institutional Shares
Issued	105,175	3,981	242,332	10,436
Issued in Lieu of Cash Distributions	6,451	248	27,573	1,198
Redeemed[1]	(278,508)	(10,570)	(130,311)	(5,485)
Net Increase (Decrease) —Institutional Shares	(166,882)	(6,341)	139,594	6,149
ETF Shares
Issued	1,801,548	37,236	2,146,900	47,989
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(594,248)	(12,000)	(843,897)	(20,200)
Net Increase (Decrease)—ETF Shares	1,207,300	25,236	1,303,003	27,789
1 Net of redemption fees for fiscal 2012 of $53,000 (fund totals). Effective May 23, 2012, the redemption fee was eliminated.

H. In preparing the financial statements as of April 30, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

On October 2, 2012, Vanguard announced a change in the fund’s benchmark index from the MSCI Europe Index to the FTSE Developed Europe Index. The benchmark change was effective on March 27, 2013. The fund’s investment objective has not changed. To coincide with its new target index, Vanguard MSCI Europe ETF changed its name to Vanguard FTSE Europe ETF.

29

Pacific Stock Index Fund

Fund Profile
As of April 30, 2013

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	FTSE Pacific
	Shares	Shares	Shares	Shares	ETF Shares
Ticker Symbol	VPACX	VPADX	VPASX	VPKIX	VPL
Expense Ratio[1]	0.26%	0.12%	0.12%	0.09%	0.12%

Portfolio Characteristics
		FTSE	MSCI AC
		Developed	World
		Asia Pacific	Index
	Fund	Index	ex USA
Number of Stocks	812	907	1,815
Median Market Cap	$19.4B	$20.5B	$31.3B
Price/Earnings Ratio	17.0x	16.3x	16.6x
Price/Book Ratio	1.5x	1.5x	1.7x
Return on Equity	10.5%	11.1%	15.2%
Earnings Growth Rate	2.4%	3.8%	5.9%
Dividend Yield	2.3%	2.4%	3.1%
Turnover Rate
(Annualized)	26%	—	—
Short-Term Reserves	-0.3%	—	—

Sector Diversification (% of equity exposure)
		FTSE
		Developed	MSCI AC
		Asia	World
		Pacific	Index
	Fund	Index	ex USA
Consumer Discretionary	14.8%	13.6%	9.8%
Consumer Staples	7.4	7.0	10.8
Energy	2.2	4.1	9.4
Financials	31.1	30.8	26.9
Health Care	4.7	4.6	7.8
Industrials	15.2	14.3	10.6
Information Technology	9.4	9.7	6.3
Materials	8.8	8.9	9.3
Telecommunication
Services	3.5	4.6	5.5
Utilities	2.9	2.4	3.6

Volatility Measures
	Spliced	MSCI AC
	Pacific	World
	Stock	Index
	Index	ex USA
R-Squared	0.94	0.84
Beta	0.99	0.78

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Toyota Motor Corp.	Automobile
	Manufacturers	2.9%
Samsung Electronics Co.
Ltd.	Semiconductors	2.7
Commonwealth Bank of
Australia	Diversified Banks	2.3
Westpac Banking Corp.	Diversified Banks	2.0
BHP Billiton Ltd.	Diversified Metals &
	Mining	2.0
Mitsubishi UFJ Financial
Group Inc.	Diversified Banks	1.8
Australia & New Zealand
Banking Group Ltd.	Diversified Banks	1.7
National Australia Bank
Ltd.	Diversified Banks	1.5
Honda Motor Co. Ltd.	Automobile
	Manufacturers	1.3
Sumitomo Mitsui
Financial Group Inc.	Diversified Banks	1.2
Top Ten		19.4%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 28, 2013, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2013, the annualized expense ratios were 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.09% for Institutional Shares, and 0.12% for FTSE Pacific ETF Shares.

30

Pacific Stock Index Fund

Market Diversification (% of equity exposure)
		FTSE
		Developed	MSCI AC
		Asia	World
		Pacific	Index
	Fund	Index	ex USA
Europe	0.0%	0.2%	44.4%
Pacific
Japan	54.6%	54.5%	15.5%
Australia	21.9	21.8	6.5
South Korea	10.3	10.4	3.3
Hong Kong	8.7	8.2	2.2
Singapore	4.1	4.0	1.2
Other	0.4	0.4	0.1
Subtotal	100.0%	99.3%	28.8%
Emerging Markets	0.0%	0.5%	19.2%
North America	0.0%	0.0%	7.2%
Middle East	0.0%	0.0%	0.4%

31

Pacific Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2002, Through April 30, 2013

Average Annual Total Returns: Periods Ended March 31, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	6/18/1990	12.48%	1.62%	9.57%
Admiral Shares	8/13/2001	12.75	1.76	9.71
Signal Shares	6/4/2007	12.70	1.75	-0.48[1]
Institutional Shares	5/15/2000	12.80	1.81	9.76
FTSE Pacific ETF Shares	3/4/2005
Market Price		13.18	1.88	4.44[1]
Net Asset Value		12.71	1.76	4.40[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

32

Pacific Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of April 30, 2013

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Australia
Commonwealth Bank of Australia	1,517,652	115,678	2.3%
Westpac Banking Corp.	2,904,693	101,898	2.0%
BHP Billiton Ltd.	3,026,651	101,754	2.0%
Australia & New Zealand Banking Group Ltd.	2,561,200	84,641	1.7%
National Australia Bank Ltd.	2,166,228	76,442	1.5%
Woolworths Ltd.	1,156,495	43,680	0.9%
Wesfarmers Ltd.	943,418	42,443	0.8%
CSL Ltd.	482,743	31,549	0.6%
Rio Tinto Ltd.	410,762	23,906	0.5%
Westfield Group	1,953,667	23,632	0.5%
Woodside Petroleum Ltd.	582,546	22,728	0.4%
Telstra Corp. Ltd.	4,134,372	21,353	0.4%
Australia—Other †		404,437	8.0%
		1,094,141	21.6%
Hong Kong
AIA Group Ltd.	11,380,645	50,626	1.0%
Hutchison Whampoa Ltd.	2,256,531	24,549	0.5%
Sun Hung Kai Properties Ltd.	1,457,118	21,070	0.4%
Hong Kong—Other †		346,095	6.8%
		442,340	8.7%
Japan
Toyota Motor Corp.	2,486,571	144,315	2.9%
Mitsubishi UFJ Financial Group Inc.	13,328,424	90,431	1.8%
Honda Motor Co. Ltd.	1,691,027	67,476	1.3%
Sumitomo Mitsui Financial Group Inc.	1,263,734	59,733	1.2%
Mizuho Financial Group Inc.	22,550,041	49,620	1.0%
Softbank Corp.	877,970	43,542	0.9%
Japan Tobacco Inc.	1,096,859	41,463	0.8%
Takeda Pharmaceutical Co. Ltd.	730,291	40,094	0.8%
Mitsubishi Estate Co. Ltd.	1,201,982	39,150	0.8%
Canon Inc.	1,067,617	38,396	0.8%

33

Pacific Stock Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
East Japan Railway Co.		363,185	30,659	0.6%
Seven & I Holdings Co. Ltd.		737,554	28,371	0.6%
FANUC Corp.		184,876	27,907	0.6%
Hitachi Ltd.		4,276,258	27,329	0.5%
Mitsui Fudosan Co. Ltd.		798,580	27,178	0.5%
Nomura Holdings Inc.		3,310,894	27,059	0.5%
Shin-Etsu Chemical Co. Ltd.		389,155	26,234	0.5%
Astellas Pharma Inc.		438,074	25,533	0.5%
Nissan Motor Co. Ltd.		2,394,046	24,975	0.5%
KDDI Corp.		518,800	24,948	0.5%
Komatsu Ltd.		898,809	24,626	0.5%
Mitsubishi Corp.		1,357,934	24,446	0.5%
Bridgestone Corp.		629,550	23,761	0.5%
Mitsui & Co. Ltd.		1,632,900	22,496	0.4%
NTT DOCOMO Inc.		13,283	21,995	0.4%
Sumitomo Realty & Development Co. Ltd.		455,492	21,527	0.4%
Toshiba Corp.		3,897,424	21,491	0.4%
Nippon Steel & Sumitomo Metal Corp.		7,984,309	21,266	0.4%
Mitsubishi Heavy Industries Ltd.		3,027,743	20,879	0.4%
Central Japan Railway Co.		170,900	20,611	0.4%
Hino Motors Ltd.		265,209	4,051	0.1%
Daihatsu Motor Co. Ltd.		193,557	3,840	0.1%
Kansai Urban Banking Corp.		239,000	326	0.0%
Japan—Other †		1,622,374	32.1%
			2,738,102	54.2%

New Zealand †			18,948	0.4%

Singapore
Oversea-Chinese Banking Corp. Ltd.		2,553,594	22,543	0.5%
DBS Group Holdings Ltd.		1,618,779	22,082	0.4%
Singapore Telecommunications Ltd.		6,895,109	22,025	0.4%
Singapore—Other †			140,748	2.8%
			207,398	4.1%
South Korea
Samsung Electronics Co. Ltd.		99,217	137,219	2.7%
Hyundai Motor Co.		144,871	26,306	0.5%
South Korea—Other †			354,951	7.1%
			518,476	10.3%
Total Common Stocks (Cost $5,592,053)			5,019,405	99.3%[1]

	Coupon
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.142%	71,719,646	71,720	1.4%

[4,5]U.S. Government and Agency Obligations †			6,499	0.2%
Total Temporary Cash Investments (Cost $78,219)			78,219	1.6%[1]
[6]Total Investments (Cost $5,670,272)			5,097,624	100.9%

34

Pacific Stock Index Fund

	Market	Percentage
	Value	of Net
	($000)	Assets
Other Assets and Liabilities
Other Assets	35,910	0.7%
Liabilities[3]	(81,032)	(1.6%)
	(45,122)	(0.9%)
Net Assets	5,052,502	100.0%

At April 30, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	6,807,640
Undistributed Net Investment Income	18,908
Accumulated Net Realized Losses	(1,202,673)
Unrealized Appreciation (Depreciation)
Investment Securities	(572,648)
Futures Contracts	2,005
Forward Currency Contracts	(94)
Foreign Currencies	(636)
Net Assets	5,052,502

Investor Shares—Net Assets
Applicable to 37,054,401 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	431,518
Net Asset Value Per Share—Investor Shares	$11.65

Admiral Shares—Net Assets
Applicable to 23,330,744 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,763,346
Net Asset Value Per Share—Admiral Shares	$75.58

Signal Shares—Net Assets
Applicable to 7,113,658 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	186,731
Net Asset Value Per Share—Signal Shares	$26.25

35

Pacific Stock Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 36,879,835 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	426,510
Net Asset Value Per Share—Institutional Shares	$11.56

ETF Shares—Net Assets
Applicable to 36,723,414 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,244,397
Net Asset Value Per Share—ETF Shares	$61.12

See Note A in Notes to Financial Statements.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.9%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $61,582,000 of collateral received for securities on loan.
4 Securities with a value of $1,200,000 have been segregated as initial margin for open futures contracts.
5 Securities with a value of $110,000 have been segregated as collateral for open forward currency contracts.
6 The total value of securities on loan is $58,580,000.
See accompanying Notes, which are an integral part of the Financial Statements.

36

Pacific Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2013
($000)
Investment Income
Income
Dividends[1]	56,793
Interest[2]	18
Security Lending	932
Total Income	57,743
Expenses
The Vanguard Group—Note B
Investment Advisory Services	159
Management and Administrative—Investor Shares	389
Management and Administrative—Admiral Shares	627
Management and Administrative—Signal Shares	60
Management and Administrative—Institutional Shares	85
Management and Administrative—ETF Shares	673
Marketing and Distribution—Investor Shares	38
Marketing and Distribution—Admiral Shares	109
Marketing and Distribution—Signal Shares	19
Marketing and Distribution—Institutional Shares	46
Marketing and Distribution—ETF Shares	162
Custodian Fees	301
Shareholders’ Reports—Investor Shares	27
Shareholders’ Reports—Admiral Shares	18
Shareholders’ Reports—Signal Shares	2
Shareholders’ Reports—Institutional Shares	3
Shareholders’ Reports—ETF Shares	59
Trustees’ Fees and Expenses	3
Total Expenses	2,780
Net Investment Income	54,963
Realized Net Gain (Loss)
Investment Securities Sold	5,499
Futures Contracts	7,132
Foreign Currencies and Forward Currency Contracts	(2,155)
Realized Net Gain (Loss)	10,476
Change in Unrealized Appreciation (Depreciation)
Investment Securities	858,430
Futures Contracts	1,365
Foreign Currencies and Forward Currency Contracts	(120)
Change in Unrealized Appreciation (Depreciation)	859,675
Net Increase (Decrease) in Net Assets Resulting from Operations	925,114

1 Dividends are net of foreign withholding taxes of $2,338,000.
2 Interest income from an affiliated company of the fund was $15,000.
See accompanying Notes, which are an integral part of the Financial Statements.

37

Pacific Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	54,963	118,257
Realized Net Gain (Loss)	10,476	(43,072)
Change in Unrealized Appreciation (Depreciation)	859,675	63,648
Net Increase (Decrease) in Net Assets Resulting from Operations	925,114	138,833
Distributions
Net Investment Income
Investor Shares	(7,132)	(17,476)
Admiral Shares	(30,600)	(65,357)
Signal Shares	(3,107)	(6,988)
Institutional Shares	(8,779)	(17,523)
ETF Shares	(35,086)	(70,320)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(84,704)	(177,664)
Capital Share Transactions
Investor Shares	(2,722)	(73,776)
Admiral Shares	48,375	(18,920)
Signal Shares	(3,991)	10,702
Institutional Shares	(57,257)	52,277
ETF Shares	324,659	106,558
Net Increase (Decrease) from Capital Share Transactions	309,064	76,841
Total Increase (Decrease)	1,149,474	38,010
Net Assets
Beginning of Period	3,903,028	3,865,018
End of Period[1]	5,502,502	3,903,028
1 Net Assets—End of Period includes undistributed net investment income of $18,908,000 and $38,393,000.

See accompanying Notes, which are an integral part of the Financial Statements.

38

Pacific Stock Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$9.63	$9.74	$10.40	$9.61	$7.94	$14.19
Investment Operations
Net Investment Income	.127	. 278	. 289[1]	.243[1]	.189[1]	.281
Net Realized and Unrealized Gain (Loss)
on Investments	2.088	. 037	(. 619)	. 803	1.621	(6.228)
Total from Investment Operations	2.215	. 315	(. 330)	1.046	1.810	(5.947)
Distributions
Dividends from Net Investment Income	(.195)	(. 425)	(. 330)	(. 256)	(.140)	(. 303)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.195)	(. 425)	(. 330)	(. 256)	(.140)	(. 303)
Net Asset Value, End of Period	$11.65	$9.63	$9.74	$10.40	$9.61	$7.94

Total Return[2]	23.31%	3.47%	-3.45%	11.09%	23.23%	-42.71%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$432	$360	$438	$868	$2,846	$5,065
Ratio of Total Expenses to
Average Net Assets	0.26%	0.26%	0.26%	0.26%	0.27%	0.22%
Ratio of Net Investment Income to
Average Net Assets	2.43%	2.93%	2.85%	2.37%	2.42%	2.32%
Portfolio Turnover Rate [3]	26%	4%	4%	3%	8%	9%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Pacific Stock Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$62.54	$63.28	$68.06	$62.95	$52.04	$92.94
Investment Operations
Net Investment Income	. 868	1.905	2.051[1]	1.533[1]	1.386[1]	1.933
Net Realized and Unrealized Gain (Loss)
on Investments	13.529	. 249	(4.080)	5.337	10.531	(40.773)
Total from Investment Operations	14.397	2.154	(2.029)	6.870	11.917	(38.840)
Distributions
Dividends from Net Investment Income	(1.357)	(2.894)	(2.751)	(1.760)	(1.007)	(2.060)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(1.357)	(2.894)	(2.751)	(1.760)	(1.007)	(2.060)
Net Asset Value, End of Period	$75.58	$62.54	$63.28	$68.06	$62.95	$52.04

Total Return[2]	23.35%	3.65%	-3.33%	11.13%	23.38%	-42.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,763	$1,415	$1,451	$1,165	$849	$737
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.14%	0.14%	0.16%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.57%	3.07%	2.97%	2.49%	2.53%	2.42%
Portfolio Turnover Rate [3]	26%	4%	4%	3%	8%	9%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

40

Pacific Stock Index Fund

Financial Highlights

Signal Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$21.72	$21.98	$23.64	$21.87	$18.08	$32.28
Investment Operations
Net Investment Income	. 301	. 662	. 695[1]	.541[1]	.481[1]	.667
Net Realized and Unrealized Gain (Loss)
on Investments	4.700	. 083	(1.394)	1.840	3.658	(14.158)
Total from Investment Operations	5.001	.745	(. 699)	2.381	4.139	(13.491)
Distributions
Dividends from Net Investment Income	(. 471)	(1.005)	(. 961)	(. 611)	(. 349)	(.709)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(. 471)	(1.005)	(. 961)	(. 611)	(. 349)	(.709)
Net Asset Value, End of Period	$26.25	$21.72	$21.98	$23.64	$21.87	$18.08

Total Return[2]	23.36%	3.64%	-3.31%	11.10%	23.38%	-42.61%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$187	$159	$149	$171	$159	$150
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.14%	0.14%	0.16%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.57%	3.07%	2.97%	2.49%	2.53%	2.42%
Portfolio Turnover Rate [3]	26%	4%	4%	3%	8%	9%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

41

Pacific Stock Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$9.57	$9.69	$10.42	$9.63	$7.96	$14.22
Investment Operations
Net Investment Income	.135	. 295	. 303[1]	.243[1]	.215[1]	.300
Net Realized and Unrealized Gain (Loss)
on Investments	2.065	. 034	(. 609)	. 816	1.613	(6.242)
Total from Investment Operations	2.200	. 329	(. 306)	1.059	1.828	(5.942)
Distributions
Dividends from Net Investment Income	(. 210)	(. 449)	(. 424)	(. 269)	(.158)	(. 318)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(. 210)	(. 449)	(. 424)	(. 269)	(.158)	(. 318)
Net Asset Value, End of Period	$11.56	$9.57	$9.69	$10.42	$9.63	$7.96

Total Return[2]	23.32%	3.65%	-3.29%	11.22%	23.46%	-42.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$427	$406	$354	$799	$487	$1,610
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.10%	0.10%	0.12%	0.09%
Ratio of Net Investment Income to
Average Net Assets	2.60%	3.10%	3.01%	2.53%	2.57%	2.45%
Portfolio Turnover Rate [3]	26%	4%	4%	3%	8%	9%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

42

Pacific Stock Index Fund

Financial Highlights

FTSE Pacific ETF Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$50.57	$51.18	$55.06	$50.92	$42.10	$75.17
Investment Operations
Net Investment Income	.702	1.544	1.638[1]	1.265[1]	1.109[1]	1.573
Net Realized and Unrealized Gain (Loss)
on Investments	10.946	.190	(3.275)	4.296	8.534	(32.974)
Total from Investment Operations	11.648	1.734	(1.637)	5.561	9.643	(31.401)
Distributions
Dividends from Net Investment Income	(1.098)	(2.344)	(2.243)	(1.421)	(. 823)	(1.669)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(1.098)	(2.344)	(2.243)	(1.421)	(. 823)	(1.669)
Net Asset Value, End of Period	$61.12	$50.57	$51.18	$55.06	$50.92	$42.10

Total Return	23.34%	3.65%	-3.34%	11.11%	23.38%	-42.61%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,244	$1,563	$1,472	$1,482	$1,288	$1,186
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.14%	0.14%	0.16%	0.11%
Ratio of Net Investment Income to
Average Net Assets	2.57%	3.07%	2.97%	2.49%	2.53%	2.43%
Portfolio Turnover Rate[2]	26%	4%	4%	3%	8%	9%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

43

Pacific Stock Index Fund

Notes to Financial Statements

Vanguard Pacific Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers six classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. The fund has not issued any Institutional Plus Shares through April 30, 2013. ETF Shares, known as Vanguard FTSE Pacific ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary

44

Pacific Stock Index Fund

risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund attempts to mitigate this risk by, among other things, performing a credit analysis of counterparties, monitoring exposure to counterparties, and requiring counterparties to post collateral to secure such exposure. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any assets posted as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or posted is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the six months ended April 30, 2013, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on quarterly average aggregate settlement values. The fund’s average investments in forward currency contracts represented less than 1% of net assets, based on quarterly average notional amounts.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2009–2012), and for the period ended April 30, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

45

Pacific Stock Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2013, the fund had contributed capital of $587,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.23% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,872	5,017,533	—
Temporary Cash Investments	71,720	6,499	—
Futures Contracts— Assets[1]	56	—	—
Forward Currency Contracts—Assets	—	12	—
Forward Currency Contracts—Liabilities	—	(106)	—
Total	73,648	5,023,938	—
1 Represents variation margin on the last day of the reporting period.

D. At April 30, 2013, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	56	12	68
Liabilities	—	(106)	(106)

46

Pacific Stock Index Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2013, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	7,132	—	7,132
Forward Currency Contracts	—	(1,258)	(1,258)
Realized Net Gain (Loss) on Derivatives	7,132	(1,258)	5,874

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	1,365	—	1,365
Forward Currency Contracts	—	(79)	(79)
Change in Unrealized Appreciation (Depreciation) on Derivatives	1,365	(79)	(1,286)

At April 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Topix Index	June 2013	163	19,528	1,602
S&P ASX 200 Index	June 2013	81	10,863	403

At April 30, 2013, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	06/25/13	AUD	8,763	USD	9,083	(24)
UBS AG	06/25/13	AUD	1,618	USD	1,659	12
UBS AG	06/18/13	USD	4,391	JPY	435,624	(82)
AUD—Australian dollar.
JPY—Japanese yen.
USD—U.S. dollar.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss

47

Pacific Stock Index Fund

are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2013, the fund realized net foreign currency losses of $897,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the six months ended April 30, 2013, the fund realized gains on the sale of passive foreign investment companies of $11,153,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at April 30, 2013, had unrealized appreciation of $7,631,000 as of October 31, 2012, the most recent mark-to-market date for tax purposes. This amount has been distributed and is reflected in the balance of undistributed net investment income.

During the six months ended April 30, 2013, the fund realized $4,000,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2012, the fund had available capital losses totaling $1,198,896,000 to offset future net capital gains. Of this amount, $1,149,166,000 is subject to expiration dates; $4,674,000 may be used to offset future net capital gains through October 31, 2013, $453,022,000 through October 31, 2016, $607,343,000 through October 31, 2017, $29,742,000 through October 31, 2018, and $54,385,000 through October 31, 2019. Capital losses of $49,730,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2013; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2013, the cost of investment securities for tax purposes was $5,677,903,000. Net unrealized depreciation of investment securities for tax purposes was $580,279,000, consisting of unrealized gains of $540,291,000 on securities that had risen in value since their purchase and $1,120,570,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2013, the fund purchased $1,263,467,000 of investment securities and sold $974,994,000 of investment securities, other than temporary cash investments. Purchases and sales include $337,061,000 and $22,883,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

48

Pacific Stock Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2013	October 31, 2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	42,741	4,074	49,933	5,226
Issued in Lieu of Cash Distributions	6,750	667	16,492	1,790
Redeemed[1]	(52,213)	(5,041)	(140,201)	(14,674)
Net Increase (Decrease) —Investor Shares	(2,722)	(300)	(73,776)	(7,658)
Admiral Shares
Issued	148,526	2,181	151,422	2,438
Issued in Lieu of Cash Distributions	26,136	398	55,767	931
Redeemed[1]	(126,287)	(1,879)	(226,109)	(3,668)
Net Increase (Decrease)—Admiral Shares	48,375	700	(18,920)	(299)
Signal Shares
Issued	26,715	1,143	38,598	1,789
Issued in Lieu of Cash Distributions	2,618	115	5,989	288
Redeemed[1]	(33,324)	(1,456)	(33,885)	(1,557)
Net Increase (Decrease)—Signal Shares	(3,991)	(198)	10,702	520
Institutional Shares
Issued	29,039	2,784	114,210	12,230
Issued in Lieu of Cash Distributions	5,734	571	11,206	1,220
Redeemed[1]	(92,030)	(8,933)	(73,139)	(7,551)
Net Increase (Decrease) —Institutional Shares	(57,257)	(5,578)	52,277	5,899
ETF Shares
Issued	347,596	6,221	131,814	2,637
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(22,937)	(400)	(25,256)	(500)
Net Increase (Decrease)—ETF Shares	324,659	5,821	106,558	2,137
1 Net of redemption fees for fiscal 2012 of $35,000 (fund totals). Effective May 23, 2012, the redemption fee was eliminated.

H. In preparing the financial statements as of April 30, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

On October 2, 2012, Vanguard announced a change in the fund’s benchmark index from the MSCI Pacific Index to the FTSE Developed Asia Pacific Index. The benchmark change was effective on March 27, 2013. The fund’s investment objective has not changed. To coincide with its new target index, Vanguard MSCI Pacific ETF changed its name to Vanguard FTSE Pacific ETF.

49

Emerging Markets Stock Index Fund

Fund Profile
As of April 30, 2013

Share-Class Characteristics
FTSE
Emerging
	Investor	Admiral	Signal	Institutional	Institutional	Markets
	Shares	Shares	Shares	Shares	Plus Shares	ETF Shares
Ticker Symbol	VEIEX	VEMAX	VERSX	VEMIX	VEMRX	VWO
Expense Ratio[1]	0.33%	0.18%	0.18%	0.12%	0.10%	0.18%

Portfolio Characteristics
		FTSE	MSCI AC
		Emerging	World
		Transition	Index
	Fund	Index	ex USA
Number of Stocks	1,035	953	1,815
Median Market Cap	$18.3B	$17.6B	$31.3B
Price/Earnings Ratio	13.1x	12.7x	16.6x
Price/Book Ratio	1.7x	1.7x	1.7x
Return on Equity	19.2%	19.0%	15.2%
Earnings Growth Rate	13.7%	13.9%	5.9%
Dividend Yield	2.7%	2.9%	3.1%
Turnover Rate
(Annualized)	21%	—	—
Short-Term Reserves	-0.2%	—	—

Sector Diversification (% of equity exposure)
		FTSE	MSCI AC
		Emerging	World
		Transition	Index
	Fund	Index	ex USA
Consumer Discretionary	6.7%	6.8%	9.8%
Consumer Staples	9.4	9.4	10.8
Energy	13.1	13.2	9.4
Financials	29.3	28.9	26.9
Health Care	1.6	1.6	7.8
Industrials	6.1	6.2	10.6
Information Technology	11.0	11.1	6.3
Materials	10.5	10.5	9.3
Telecommunication
Services	8.4	8.4	5.5
Utilities	3.9	3.9	3.6

Volatility Measures
		MSCI AC
	Spliced	World
	Emerging	Index
	Mkts Index	ex USA
R-Squared	0.98	0.88
Beta	1.01	1.06

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Taiwan Semiconductor
Manufacturing Co. Ltd.	Semiconductors	2.5%
Petroleo Brasileiro SA	Integrated Oil & Gas	2.2
China Construction Bank
Corp.	Diversified Banks	1.7
China Mobile Ltd.	Wireless
	Telecommunication
	Services	1.6
Vale SA	Steel	1.6
Industrial & Commercial
Bank of China Ltd.	Diversified Banks	1.4
Samsung Electronics Co.
Ltd.	Semiconductors	1.3
Banco Bradesco SA	Diversified Banks	1.3
Gazprom OAO	Integrated Oil & Gas	1.3
Itau Unibanco Holding
SA	Diversified Banks	1.2
Top Ten		16.1%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 28, 2013, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2013, the annualized expense ratios were 0.33% for Investor Shares, 0.16% for Admiral Shares, 0.16% for Signal Shares, 0.12% for Institutional Shares, 0.10% for Institutional Plus Shares, and 0.16% for FTSE Emerging Markets ETF Shares.

50

Emerging Markets Stock Index Fund

Market Diversification (% of equity exposure)
		FTSE	MSCI AC
		Emerging	World
		Transition	Index
	Fund	Index	ex USA
Europe	0.1%	0.0%	44.4%
Pacific
South Korea	5.0%	5.6%	3.3%
Other	0.0	0.6	25.5
Subtotal	5.0%	6.2%	28.8%
Emerging Markets
China	18.9%	18.3%	4.1%
Brazil	14.5	14.4	2.8
Taiwan	11.9	11.8	2.5
India	8.5	8.4	1.5
South Africa	8.3	8.3	1.6
Russia	6.3	6.2	1.3
Mexico	5.6	5.6	1.2
Malaysia	4.3	4.3	0.8
Indonesia	3.3	3.3	0.7
Thailand	3.1	3.1	0.6
Turkey	2.3	2.3	0.5
Chile	2.2	2.1	0.4
Philippines	1.5	1.5	0.2
Poland	1.4	1.4	0.3
Colombia	1.0	1.0	0.3
Other	1.4	1.8	0.4
Subtotal	94.5%	93.8%	19.2%
North America	0.4%	0.0%	7.2%
Middle East	0.0%	0.0%	0.4%

51

Emerging Markets Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2002, Through April 30, 2013

Average Annual Total Returns: Periods Ended March 31, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	5/4/1994	1.36%	0.67%	16.56%
Admiral Shares	6/23/2006	1.54	0.81	8.01[1]
Signal Shares	1/19/2007	1.56	0.81	4.47[1]
Institutional Shares	6/22/2000	1.58	0.87	16.76
Institutional Plus Shares	12/15/2010	1.62	—	-1.12[1]
FTSE Emerging Markets ETFShares	3/4/2005
Market Price		1.08	0.68	9.20[1]
Net Asset Value		1.55	0.81	9.25[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

52

Emerging Markets Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of April 30, 2013

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Brazil
Itau Unibanco Holding SA ADR	30,920,537	520,393	0.7%
^ Petroleo Brasileiro SA ADR Type A	25,351,849	506,276	0.7%
Banco Bradesco SA ADR	27,153,924	450,484	0.6%
Vale SA Class B ADR	27,120,260	440,975	0.6%
Cia de Bebidas das Americas ADR	9,948,148	418,021	0.6%
Petroleo Brasileiro SA Prior Pfd.	39,304,216	392,306	0.5%
Petroleo Brasileiro SA	40,987,574	392,104	0.5%
Petroleo Brasileiro SA ADR	18,294,993	350,349	0.5%
Vale SA Class B ADR	17,580,119	300,444	0.4%
Banco do Brasil SA	23,804,037	299,818	0.4%
BRF SA	11,637,816	288,742	0.4%
Itau Unibanco Holding SA Prior Pfd.	16,721,226	280,477	0.4%
Banco Bradesco SA Prior Pfd.	16,756,040	275,366	0.4%
Vale SA Prior Pfd.	15,120,364	245,538	0.3%
Cia de Bebidas das Americas Prior Pfd.	5,771,545	241,449	0.3%
Banco Bradesco SA	13,617,038	233,241	0.3%
Vale SA	10,281,837	175,497	0.2%
Cia de Bebidas das Americas	3,987,847	163,620	0.2%
Itau Unibanco Holding SA	4,749,994	80,482	0.1%
Brazil—Other †		4,721,250	6.4%
		10,776,832	14.5%

Chile †		1,603,031	2.2%

China
China Construction Bank Corp.	1,509,592,913	1,267,017	1.7%
China Mobile Ltd.	108,928,567	1,198,063	1.6%
Industrial & Commercial Bank of China Ltd.	1,507,683,003	1,062,774	1.4%
Bank of China Ltd.	1,575,005,177	737,944	1.0%
Tencent Holdings Ltd.	19,213,372	662,828	0.9%

53

Emerging Markets Stock Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
	CNOOC Ltd.	336,500,252	630,289	0.9%
	PetroChina Co. Ltd.	441,465,479	562,705	0.8%
	China Petroleum & Chemical Corp.	410,606,440	453,131	0.6%
	China Life Insurance Co. Ltd.	155,676,470	430,598	0.6%
	Ping An Insurance Group Co. of China Ltd.	39,933,488	316,948	0.4%
	China Overseas Land & Investment Ltd.	85,350,276	260,597	0.4%
	China Shenhua Energy Co. Ltd.	71,103,425	252,123	0.3%
	Agricultural Bank of China Ltd.	482,397,065	231,161	0.3%
	China Telecom Corp. Ltd.	337,671,683	173,008	0.2%
	China Unicom Hong Kong Ltd.	94,230,248	135,870	0.2%
	China Resources Power Holdings Co. Ltd.	39,827,048	130,406	0.2%
	China Resources Land Ltd.	39,043,200	118,337	0.2%
	Kunlun Energy Co. Ltd.	58,647,230	114,935	0.2%
	Dongfeng Motor Group Co. Ltd.	61,212,744	91,451	0.1%
	China CITIC Bank Corp. Ltd.	158,961,719	89,689	0.1%
	China Communications Construction Co. Ltd.	92,512,504	88,792	0.1%
	China Resources Enterprise Ltd.	24,775,860	85,059	0.1%
	China Merchants Holdings International Co. Ltd.	23,882,610	75,762	0.1%
	China Coal Energy Co. Ltd.	86,003,800	66,390	0.1%
	China Oilfield Services Ltd.	32,053,800	63,370	0.1%
	China State Construction International Holdings Ltd.	33,368,872	48,683	0.1%
	Sinopharm Group Co. Ltd.	15,502,900	46,199	0.1%
	China Longyuan Power Group Corp.	50,130,800	46,046	0.1%
	China Railway Group Ltd.	79,904,408	42,177	0.1%
	China Railway Construction Corp. Ltd.	39,531,265	39,964	0.1%
	China Communications Services Corp. Ltd.	53,253,973	39,013	0.1%
	China Resources Gas Group Ltd.	13,868,100	38,938	0.1%
	Guangzhou Automobile Group Co. Ltd.	46,004,584	38,038	0.1%
^	CITIC Pacific Ltd.	26,315,674	31,909	0.1%
	Air China Ltd.	38,066,748	30,859	0.0%
*	China Taiping Insurance Holdings Co. Ltd.	16,590,507	28,303	0.0%
	Zhuzhou CSR Times Electric Co. Ltd.	9,695,000	26,875	0.0%
	Franshion Properties China Ltd.	76,282,094	26,062	0.0%
^	CSR Corp. Ltd.	39,403,377	26,015	0.0%
^	China Resources Cement Holdings Ltd.	40,950,686	23,655	0.0%
	China BlueChemical Ltd.	38,165,405	23,316	0.0%
^,*	China COSCO Holdings Co. Ltd.	53,692,000	22,750	0.0%
	Beijing Capital International Airport Co. Ltd.	31,160,564	21,648	0.0%
	China Agri-Industries Holdings Ltd.	43,681,961	21,468	0.0%
	China Southern Airlines Co. Ltd.	35,616,000	18,786	0.0%
	Sinopec Shanghai Petrochemical Co. Ltd.	47,875,192	16,509	0.0%
	Shanghai Lujiazui Finance &
	Trade Zone Development Co. Ltd. Class B	10,025,683	13,783	0.0%
^,*	Angang Steel Co. Ltd.	23,244,374	13,745	0.0%
^,*	China Eastern Airlines Corp. Ltd.	32,886,000	13,212	0.0%
^,*	Metallurgical Corp. of China Ltd.	53,638,252	10,948	0.0%
	Harbin Electric Co. Ltd.	14,164,000	10,888	0.0%
^	Dongfang Electric Corp. Ltd.	6,956,430	9,793	0.0%
	China Merchants Property Development Co. Ltd. Class B	2,839,868	8,794	0.0%
	Sinofert Holdings Ltd.	37,870,000	8,225	0.0%
^	China Foods Ltd.	15,159,506	7,744	0.0%
*	CITIC Resources Holdings Ltd.	38,602,000	4,884	0.0%
	Sinotrans Ltd.	15,654,000	3,353	0.0%
1	China—Other †		4,050,805	5.5%
			14,112,634	19.0%

54

Emerging Markets Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Colombia
Bancolombia SA ADR	4,038,011	273,656	0.4%
Colombia—Other †		496,515	0.6%
		770,171	1.0%

Czech Republic †		188,083	0.2%

Egypt †		57,503	0.1%

Hungary †		237,766	0.3%

India
Reliance Industries Ltd.	33,124,550	485,260	0.7%
Infosys Ltd.	9,899,856	410,061	0.6%
Housing Development Finance Corp.	23,801,556	374,931	0.5%
Oil & Natural Gas Corp. Ltd.	42,876,272	260,485	0.4%
NTPC Ltd.	41,322,013	120,766	0.2%
State Bank of India	2,715,970	114,355	0.2%
Coal India Ltd.	13,145,127	77,997	0.1%
Power Grid Corp. of India Ltd.	23,124,060	48,211	0.1%
Bharat Heavy Electricals Ltd.	12,114,339	43,436	0.1%
GAIL India Ltd.	6,335,656	41,374	0.1%
NMDC Ltd.	16,394,889	38,334	0.1%
Indian Oil Corp. Ltd.	6,568,726	36,469	0.0%
Rural Electrification Corp. Ltd.	7,129,582	29,737	0.0%
Bharat Petroleum Corp. Ltd.	3,626,134	27,867	0.0%
Oil India Ltd.	2,572,772	26,290	0.0%
Power Finance Corp. Ltd.	6,501,124	23,556	0.0%
Bank of Baroda	1,675,699	21,795	0.0%
Steel Authority of India Ltd.	16,952,711	19,464	0.0%
NHPC Ltd.	35,053,695	14,140	0.0%
Bank of India	2,312,920	14,109	0.0%
Canara Bank	1,776,365	13,706	0.0%
Container Corp. Of India	632,338	13,193	0.0%
Punjab National Bank	844,139	12,056	0.0%
Union Bank of India	2,267,039	10,318	0.0%
Hindustan Petroleum Corp. Ltd.	1,676,743	9,574	0.0%
IDBI Bank Ltd.	5,126,124	8,406	0.0%
Bharat Electronics Ltd.	341,565	7,447	0.0%
Oriental Bank of Commerce	1,194,783	5,954	0.0%
State Bank of India GDR	43,236	3,657	0.0%
Corp Bank	482,151	3,388	0.0%
Mangalore Refinery & Petrochemicals Ltd.	2,302,800	2,033	0.0%
India—Other †		3,984,908	5.4%
		6,303,277	8.5%
Indonesia
Astra International Tbk PT	420,414,000	318,105	0.4%
Bank Central Asia Tbk PT	256,204,324	283,585	0.4%
Telekomunikasi Indonesia Persero Tbk PT	210,392,681	253,478	0.4%
Bank Rakyat Indonesia Persero Tbk PT	224,393,900	217,331	0.3%
Bank Mandiri Persero Tbk PT	195,347,780	211,333	0.3%
Perusahaan Gas Negara Persero Tbk PT	223,522,104	143,775	0.2%
Semen Indonesia Persero Tbk PT	61,931,004	117,373	0.2%
Bank Negara Indonesia Persero Tbk PT	154,042,861	85,670	0.1%

55

Emerging Markets Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Jasa Marga Persero Tbk PT	42,835,500	29,561	0.0%
Tambang Batubara Bukit Asam Persero Tbk PT	16,687,325	26,190	0.0%
Vale Indonesia Tbk PT	40,106,125	11,805	0.0%
Aneka Tambang Persero Tbk PT	66,278,500	9,431	0.0%
Indonesia—Other †		733,989	1.0%
		2,441,626	3.3%
Malaysia
Malayan Banking Bhd.	89,882,288	284,348	0.4%
1 Malaysia—Other †		2,928,099	3.9%
		3,212,447	4.3%
Mexico
America Movil SAB de CV	775,324,730	834,561	1.1%
Fomento Economico Mexicano SAB de CV	45,219,069	514,260	0.7%
Wal-Mart de Mexico SAB de CV	118,966,059	378,581	0.5%
Grupo Financiero Banorte SAB de CV	39,736,888	299,639	0.4%
Grupo Mexico SAB de CV Class B	81,746,409	292,589	0.4%
Grupo Televisa SAB	54,259,620	275,492	0.4%
Mexico—Other †		1,575,783	2.1%
		4,170,905	5.6%

Morocco †		2,666	0.0%

Netherlands †		54,509	0.1%

Peru †		276,567	0.4%

Philippines †		1,124,704	1.5%

Poland †		1,050,396	1.4%

Russia
Gazprom OAO ADR	87,185,407	694,342	0.9%
Sberbank of Russia	195,596,518	624,152	0.8%
Lukoil OAO ADR	8,963,881	569,959	0.8%
Magnit OJSC GDR	5,574,422	284,855	0.4%
Gazprom OAO	63,461,933	253,549	0.4%
Lukoil OAO	3,309,517	210,119	0.3%
Rosneft OAO GDR	23,990,885	164,542	0.2%
Sberbank of Russia ADR	7,566,495	97,659	0.1%
* VTB Bank OJSC GDR	26,765,177	84,616	0.1%
AK Transneft OAO Prior Pfd.	32,078	64,841	0.1%
Federal Hydrogenerating Co. JSC	2,305,212,363	41,189	0.1%
Rosneft OAO	3,875,385	26,696	0.0%
* Federal Grid Co. Unified Energy System JSC	5,129,496,228	20,004	0.0%
* Rosseti OAO	389,774,605	16,867	0.0%
Aeroflot - Russian Airlines OJSC	8,906,840	15,453	0.0%
Mosenergo OAO	102,597,702	4,043	0.0%
* VTB Bank OJSC	683,560,475	1,081	0.0%
Russia—Other †		1,472,927	2.0%
		4,646,894	6.2%
South Africa
MTN Group Ltd.	35,064,847	632,780	0.9%
Naspers Ltd.	8,172,531	547,663	0.7%
Sasol Ltd.	11,449,259	495,942	0.7%

56

Emerging Markets Stock Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
Standard Bank Group Ltd.		25,170,091	314,739	0.4%
South Africa—Other †			4,189,364	5.6%
			6,180,488	8.3%
South Korea
Samsung Electronics Co. Ltd. GDR		1,002,391	694,238	0.9%
Samsung Electronics Co. Ltd.		218,154	301,711	0.4%
South Korea—Other †			2,706,457	3.7%
			3,702,406	5.0%
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		56,939,627	1,086,408	1.5%
Taiwan Semiconductor Manufacturing Co. Ltd.		208,026,845	772,077	1.0%
Hon Hai Precision Industry Co. Ltd.		212,170,314	548,413	0.7%
MediaTek Inc.		25,875,921	315,778	0.4%
Taiwan—Other †			5,994,830	8.1%
			8,717,506	11.7%

Thailand †			2,326,520	3.1%

Turkey †			1,712,199	2.3%

United Arab Emirates †			233,211	0.3%
Total Common Stocks (Cost $67,424,800)			73,902,341	99.3%[2]

Coupon
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	0.142%	1,496,489,953	1,496,490	2.0%

5U.S. Government and Agency Obligations †			14,697	0.0%
Total Temporary Cash Investments (Cost $1,511,188)			1,511,187	2.0%[2]
Total Investments (Cost $68,935,988)			75,413,528	101.3%
Other Assets and Liabilities
Other Assets			640,056	0.9%
Liabilities[4]			(1,635,801)	(2.2%)
			(995,745)	(1.3%)
Net Assets			74,417,783	100.0%

At April 30, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	70,688,311
Undistributed Net Investment Income	234,114
Accumulated Net Realized Losses	(2,987,263)
Unrealized Appreciation (Depreciation)
Investment Securities	6,477,540
Futures Contracts	5,083
Foreign Currencies	(2)
Net Assets	74,417,783

57

Emerging Markets Stock Index Fund

Amount
($000)
Investor Shares—Net Assets
Applicable to 86,697,367 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,393,196
Net Asset Value Per Share—Investor Shares	$27.60

Admiral Shares—Net Assets
Applicable to 200,762,528 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	7,279,242
Net Asset Value Per Share—Admiral Shares	$36.26

Signal Shares—Net Assets
Applicable to 35,511,928 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,237,890
Net Asset Value Per Share—Signal Shares	$34.86

Institutional Shares—Net Assets
Applicable to 121,967,900 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,362,911
Net Asset Value Per Share—Institutional Shares	$27.57

Institutional Plus Shares—Net Assets
Applicable to 24,045,480 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,205,610
Net Asset Value Per Share—Institutional Plus Shares	$91.73

ETF Shares—Net Assets
Applicable to 1,329,140,749 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	57,938,934
Net Asset Value Per Share—ETF Shares	$43.59

• See Note A in Notes to Financial Statements.
^ Part of security position is on loan to broker-dealers. The total valueof securities on loan is $1,140,424,000.
* Non-income-producing security
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund's securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2013, the aggregate value of these securities was $73,034,000, representing 0.1% of net assets.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 1.4%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $1,218,856,000 of collateral received for securities on loan.
5 Securities with a value of $14,697,000 have been segregated as initial margin for open futures contracts.
 ADR - American Depository Receipt
 GDR - Global Depository Receipt
See accompanying Notes, which are an integral part of the Financial Statements.

58

Emerging Markets Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2013
($000)
Investment Income
Income
Dividends[1]	661,460
Interest[2]	312
Security Lending	22,059
Total Income	683,831
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,385
Management and Administrative—Investor Shares	2,872
Management and Administrative—Admiral Shares	2,751
Management and Administrative—Signal Shares	370
Management and Administrative—Institutional Shares	481
Management and Administrative—Institutional Plus Shares	130
Management and Administrative—ETF Shares	18,616
Marketing and Distribution—Investor Shares	291
Marketing and Distribution—Admiral Shares	553
Marketing and Distribution—Signal Shares	137
Marketing and Distribution—Institutional Shares	370
Marketing and Distribution—Institutional Plus Shares	229
Marketing and Distribution—ETF Shares	7,874
Custodian Fees	21,191
Shareholders’ Reports—Investor Shares	29
Shareholders’ Reports—Admiral Shares	14
Shareholders’ Reports—Signal Shares	4
Shareholders’ Reports—Institutional Shares	3
Shareholders’ Reports—Institutional Plus Shares	—
Shareholders’ Reports—ETF Shares	402
Trustees’ Fees and Expenses	48
Total Expenses	58,750
Net Investment Income	625,081
Realized Net Gain (Loss)
Investment Securities Sold	1,410,189
Futures Contracts	31,447
Foreign Currencies	(22,542)
Realized Net Gain (Loss)	1,419,094
Change in Unrealized Appreciation (Depreciation)
Investment Securities	1,983,604
Futures Contracts	4,440
Foreign Currencies	(277)
Change in Unrealized Appreciation (Depreciation)	1,987,767
Net Increase (Decrease) in Net Assets Resulting from Operations	4,031,942

1 Dividends are net of foreign withholding taxes of $77,872,000.
2 Interest income from an affiliated company of the fund was $299,000.
See accompanying Notes, which are an integral part of the Financial Statements.

59

Emerging Markets Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	625,081	1,621,132
Realized Net Gain (Loss)	1,419,094	(490,266)
Change in Unrealized Appreciation (Depreciation)	1,987,767	969,382
Net Increase (Decrease) in Net Assets Resulting from Operations	4,031,942	2,100,248
Distributions
Net Investment Income
Investor Shares	(24,598)	(76,993)
Admiral Shares	(83,077)	(225,568)
Signal Shares	(12,027)	(26,375)
Institutional Shares	(34,891)	(60,890)
Institutional Plus Shares	(22,224)	(59,942)
ETF Shares	(686,353)	(1,711,481)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
ETF Shares	—	—
Total Distributions	(863,170)	(2,161,249)
Capital Share Transactions
Investor Shares	(45,895)	(239,804)
Admiral Shares	169,223	325,945
Signal Shares	268,202	259,411
Institutional Shares	744,242	1,181,142
Institutional Plus Shares	531,563	22,394
ETF Shares	(1,706,725)	10,887,129
Net Increase (Decrease) from Capital Share Transactions	(39,390)	12,436,217
Total Increase (Decrease)	3,129,382	12,375,216
Net Assets
Beginning of Period	71,288,401	58,913,185
End of Period[1]	74,417,783	71,288,401
1 Net Assets—End of Period includes undistributed net investment income of $234,114,000 and $491,888,000.

See accompanying Notes, which are an integral part of the Financial Statements.

60

Emerging Markets Stock Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$26.36	$26.39	$29.49	$23.90	$15.66	$36.78
Investment Operations
Net Investment Income	. 209	. 576	. 589	. 521[1]	.398[1]	.780
Net Realized and Unrealized Gain (Loss)
on Investments [2]	1.312	.237	(3.255)	5.383	8.542	(21.313)
Total from Investment Operations	1.521	. 813	(2.666)	5.904	8.940	(20.533)
Distributions
Dividends from Net Investment Income	(. 281)	(. 843)	(. 434)	(. 314)	(.700)	(. 587)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(. 281)	(. 843)	(. 434)	(. 314)	(.700)	(. 587)
Net Asset Value, End of Period	$27.60	$26.36	$26.39	$29.49	$23.90	$15.66

Total Return[3]	5.77%	3.30%	-9.20%	24.92%	60.07%	-56.66%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,393	$2,333	$2,585	$5,597	$7,024	$5,345
Ratio of Total Expenses to
Average Net Assets	0.33%	0.33%	0.33%	0.35%	0.40%	0.32%
Ratio of Net Investment Income to
Average Net Assets	1.52%	2.38%	2.25%	1.97%	2.16%	2.81%
Portfolio Turnover Rate [4]	21%	8%	10%	12%	12%	20%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.00, $.00, $.02, $.04, $.01, and $.05. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Emerging Markets Stock Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$34.65	$34.71	$38.82	$31.45	$20.63	$48.47
Investment Operations
Net Investment Income	. 307	. 816	. 820	. 696[1]	.567[1]	1.079
Net Realized and Unrealized Gain (Loss)
on Investments [2]	1.724	.311	(4.277)	7.119	11.222	(28.099)
Total from Investment Operations	2.031	1.127	(3.457)	7.815	11.789	(27.020)
Distributions
Dividends from Net Investment Income	(. 421)	(1.187)	(. 653)	(. 445)	(. 969)	(. 820)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(. 421)	(1.187)	(. 653)	(. 445)	(. 969)	(. 820)
Net Asset Value, End of Period	$36.26	$34.65	$34.71	$38.82	$31.45	$20.63

Total Return[3]	5.87%	3.49%	-9.09%	25.08%	60.29%	-56.63%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,279	$6,801	$6,486	$4,761	$2,674	$1,508
Ratio of Total Expenses to
Average Net Assets	0.16%	0.18%	0.20%	0.22%	0.27%	0.20%
Ratio of Net Investment Income to
Average Net Assets	1.69%	2.53%	2.38%	2.10%	2.29%	2.93%
Portfolio Turnover Rate [4]	21%	8%	10%	12%	12%	20%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.00, $.01, $.02, $.03, $.01, and $.06. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

62

Emerging Markets Stock Index Fund

Financial Highlights

Signal Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$33.31	$33.38	$37.34	$30.26	$19.85	$46.61
Investment Operations
Net Investment Income	. 297.788		. 813	. 690[1]	.553[1]	1.029
Net Realized and Unrealized Gain (Loss)
on Investments [2]	1.662	.285	(4.129)	6.818	10.795	(27.029)
Total from Investment Operations	1.959	1.073	(3.316)	7.508	11.348	(26.000)
Distributions
Dividends from Net Investment Income	(. 409)	(1.143)	(. 644)	(. 428)	(. 938)	(.760)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(. 409)	(1.143)	(. 644)	(. 428)	(. 938)	(.760)
Net Asset Value, End of Period	$34.86	$33.31	$33.38	$37.34	$30.26	$19.85

Total Return[3]	5.89%	3.46%	-9.07%	25.04%	60.33%	-56.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,238	$927	$666	$644	$463	$266
Ratio of Total Expenses to
Average Net Assets	0.16%	0.18%	0.20%	0.22%	0.27%	0.20%
Ratio of Net Investment Income to
Average Net Assets	1.69%	2.53%	2.38%	2.10%	2.29%	2.93%
Portfolio Turnover Rate [4]	21%	8%	10%	12%	12%	20%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.00, $.00, $.02, $.03, $.01, and $.05. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

63

Emerging Markets Stock Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$26.36	$26.42	$29.55	$23.94	$15.71	$36.90
Investment Operations
Net Investment Income	. 240	. 643	. 657	. 571[1]	.437[1]	.835
Net Realized and Unrealized Gain (Loss)
on Investments [2]	1.306	.225	(3.259)	5.388	8.547	(21.393)
Total from Investment Operations	1.546	. 868	(2.602)	5.959	8.984	(20.558)
Distributions
Dividends from Net Investment Income	(. 336)	(. 928)	(. 528)	(. 349)	(.754)	(. 632)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(. 336)	(. 928)	(. 528)	(. 349)	(.754)	(. 632)
Net Asset Value, End of Period	$27.57	$26.36	$26.42	$29.55	$23.94	$15.71

Total Return[3]	5.87%	3.54%	-9.00%	25.13%	60.41%	-56.61%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,363	$2,495	$1,305	$3,473	$1,731	$887
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.13%	0.15%	0.23%	0.15%
Ratio of Net Investment Income to
Average Net Assets	1.73%	2.59%	2.45%	2.17%	2.33%	2.98%
Portfolio Turnover Rate [4]	21%	8%	10%	12%	12%	20%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.00, $.00, $.02, $.02, $.01, and $.03. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

64

Emerging Markets Stock Index Fund

Financial Highlights

Institutional Plus Shares
	Six Months	Year	Dec. 15,
	Ended	Ended	2010[1] to
	April 30,	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011
Net Asset Value, Beginning of Period	$87.68	$87.90	$99.35
Investment Operations
Net Investment Income	.805	2.131	2.215
Net Realized and Unrealized Gain (Loss) on Investments[2]	4.363	.776	(11.911)
Total from Investment Operations	5.168	2.907	(9.696)
Distributions
Dividends from Net Investment Income	(1.118)	(3.127)	(1.754)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(1.118)	(3.127)	(1.754)
Net Asset Value, End of Period	$91.73	$87.68	$87.90

Total Return[3]	5.90%	3.56%	-9.95%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,206	$1,607	$1,581
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%[4]
Ratio of Net Investment Income to Average Net Assets	1.75%	2.61%	2.48%[4]
Portfolio Turnover Rate[5]	21%	8%	10%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Includes increases from purchase and redemption fees of $.00, $.01, and $.05. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

65

Emerging Markets Stock Index Fund

Financial Highlights

FTSE Emerging Markets ETF Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008[1]
Net Asset Value, Beginning of Period	$41.65	$41.73	$46.70	$37.84	$24.83	$58.31
Investment Operations
Net Investment Income	. 369	. 984	1.019	. 870 [2]	.668[2]	1.303
Net Realized and Unrealized Gain (Loss)
on Investments [3]	2.573	. 367	(5.174)	8.535	13.520	(33.798)
Total from Investment Operations	2.942	1.351	(4.155)	9.405	14.188	(32.495)
Distributions
Dividends from Net Investment Income	(. 508)	(1.431)	(. 815)	(. 545)	(1.178)	(. 985)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(. 508)	(1.431)	(. 815)	(. 545)	(1.178)	(. 985)
Net Asset Value, End of Period	$43.59	$41.65	$41.73	$46.70	$37.84	$24.83

Total Return	5.88%	3.47%	-9.09%	25.07%	60.28%	-56.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$57,939	$57,125	$46,289	$40,817	$15,537	$4,500
Ratio of Total Expenses to
Average Net Assets	0.16%	0.18%	0.20%	0.22%	0.27%	0.20%
Ratio of Net Investment Income to
Average Net Assets	1.69%	2.53%	2.38%	2.10%	2.29%	2.93%
Portfolio Turnover Rate [4]	21%	8%	10%	12%	12%	20%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Adjusted to reflect a 2-for-1 share split as of the close of business on June 13, 2008.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.00, $.01, $.02, $.03, $.01, and $.05. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

66

Emerging Markets Stock Index Fund

Notes to Financial Statements

Vanguard Emerging Markets Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers six classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares, known as Vanguard FTSE Emerging Markets ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

67

Emerging Markets Stock Index Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended April 30, 2013, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on quarterly average aggregate settlement values.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2009–2012), and for the period ended April 30, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2013, the fund had contributed capital of $9,351,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 3.74% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

68

Emerging Markets Stock Index Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	17,588,261	9,245	—
Common Stocks—Other	2,111,364	54,173,168	20,303
Temporary Cash Investments	1,496,490	14,697	—
Futures Contracts—Assets[1]	2,558	—	—
Total	21,198,673	54,197,110	20,303
1 Represents variation margin on the last day of the reporting period.

D. At April 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	June 2013	3,400	270,674	2,938
MSCI Taiwan Index	May 2013	4,000	117,000	1,520
MSCI Emerging Market	June 2013	1,379	71,701	625

Unrealized appreciation (depreciation) on open MSCI Emerging Market and E-mini S&P 500 Index futures contracts are required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2013, the fund realized net foreign currency losses of $22,542,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the six months ended April 30, 2013, the fund realized gains on the sale of passive foreign investment companies of $2,857,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign

69

Emerging Markets Stock Index Fund

investment companies held at April 30, 2013, had unrealized appreciation of $22,784,000 as of October 31, 2012, the most recent mark-to-market date for tax purposes. This amount has been distributed and is reflected in the balance of undistributed net investment income.

During the six months ended April 30, 2013, the fund realized $780,611,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2012, the fund had available capital losses totaling $3,643,794,000 to offset future net capital gains. Of this amount, $2,733,786,000 is subject to expiration dates; $167,332,000 may be used to offset future net capital gains through October 31, 2014, $460,853,000 through October 31, 2016, $1,591,794,000 through October 31, 2017, $212,374,000 through October 31, 2018, and $301,433,000 through October 31, 2019. Capital losses of $910,008,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2013; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2013, the cost of investment securities for tax purposes was $68,958,772,000. Net unrealized appreciation of investment securities for tax purposes was $6,454,756,000, consisting of unrealized gains of $13,679,062,000 on securities that had risen in value since their purchase and $7,224,306,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2013, the fund purchased $14,251,604,000 of investment securities and sold $14,845,479,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,195,675,000 and $2,361,185,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2013	October 31, 2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued[1]	288,695	10,443	461,330	17,657
Issued in Lieu of Cash Distributions	22,966	833	71,847	2,896
Redeemed [2]	(357,556)	(13,080)	(772,981)	(30,036)
Net Increase (Decrease) —Investor Shares	(45,895)	(1,804)	(239,804)	(9,483)
Admiral Shares
Issued[1]	785,905	21,642	1,097,353	31,972
Issued in Lieu of Cash Distributions	74,677	2,064	203,781	6,244
Redeemed [2]	(691,359)	(19,227)	(975,189)	(28,797)
Net Increase (Decrease)—Admiral Shares	169,223	4,479	325,945	9,419

70

Emerging Markets Stock Index Fund

	Six Months Ended			Year Ended
		April 30, 2013	October 31, 2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Signal Shares
Issued[1]	419,254	12,073	415,797	12,662
Issued in Lieu of Cash Distributions	10,635	306	23,314	738
Redeemed [2]	(161,687)	(4,700)	(179,700)	(5,523)
Net Increase (Decrease)—Signal Shares	268,202	7,679	259,411	7,877
Institutional Shares
Issued[1]	1,045,869	38,296	1,500,915	57,836
Issued in Lieu of Cash Distributions	28,596	1,040	48,355	1,920
Redeemed [2]	(330,223)	(12,029)	(368,128)	(14,495)
Net Increase (Decrease)—Institutional Shares	744,242	27,307	1,181,142	45,261
Institutional Plus Shares
Issued[1]	664,418	7,226	340,365	3,972
Issued in Lieu of Cash Distributions	21,071	230	49,537	598
Redeemed [2]	(153,926)	(1,741)	(367,508)	(4,232)
Net Increase (Decrease)—Institutional Plus Shares	531,563	5,715	22,394	338
ETF Shares
Issued[1]	1,917,026	43,137	12,858,969	311,304
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed [2]	(3,623,751)	(85,400)	(1,971,840)	(49,200)
Net Increase (Decrease)—ETF Shares	(1,706,725)	(42,263)	10,887,129	262,104
1 Includes purchase fees for 2012 of $7,361,000 (fund totals). Effective February 29, 2012, the purchase fee was eliminated.
2 Net of redemption fees for 2012 of $2,602,000 (fund totals). Effective May 23, 2012, the redemption fees were eliminated.

H. In preparing the financial statements as of April 30, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

On October 2, 2012, Vanguard announced a change in the fund’s benchmark index from the MSCI Emerging Markets Index to the FTSE Emerging Index. The transition to the new benchmark will be completed in two phases. In the first phase, which began on January 10, 2013, the fund began temporarily tracking the FTSE Emerging Transition Index. The fund will complete the second phase later in 2013 by replacing the transitional benchmark with the FTSE Emerging Index. The fund’s investment objective has not changed. To coincide with its new target index, Vanguard MSCI Emerging Markets ETF changed its name to Vanguard FTSE Emerging Markets ETF.

71

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

72

Six Months Ended April 30, 2013
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	10/31/2012	4/30/2013	Period
Based on Actual Fund Return
European Stock Index Fund
Investor Shares	$1,000.00	$1,128.68	$1.37
Admiral Shares	1,000.00	1,129.30	0.63
Signal Shares	1,000.00	1,129.30	0.63
Institutional Shares	1,000.00	1,129.44	0.48
FTSE Europe ETF Shares	1,000.00	1,129.07	0.63
Pacific Stock Index Fund
Investor Shares	$1,000.00	$1,233.13	$1.44
Admiral Shares	1,000.00	1,233.51	0.66
Signal Shares	1,000.00	1,233.55	0.66
Institutional Shares	1,000.00	1,233.22	0.50
FTSE Pacific ETF Shares	1,000.00	1,233.36	0.66
Emerging Markets Stock Index Fund
Investor Shares	$1,000.00	$1,057.72	$1.68
Admiral Shares	1,000.00	1,058.66	0.82
Signal Shares	1,000.00	1,058.85	0.82
Institutional Shares	1,000.00	1,058.69	0.61
Institutional Plus Shares	1,000.00	1,058.99	0.51
FTSE Emerging Markets ETF Shares	1,000.00	1,058.75	0.82

73

Six Months Ended April 30, 2013
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	10/31/2012	4/30/2013	Period
Based on Hypothetical 5% Yearly Return
European Stock Index Fund
Investor Shares	$1,000.00	$1,023.51	$1.30
Admiral Shares	1,000.00	1,024.20	0.60
Signal Shares	1,000.00	1,024.20	0.60
Institutional Shares	1,000.00	1,024.35	0.45
FTSE Europe ETF Shares	1,000.00	1,024.20	0.60
Pacific Stock Index Fund
Investor Shares	$1,000.00	$1,023.51	$1.30
Admiral Shares	1,000.00	1,024.20	0.60
Signal Shares	1,000.00	1,024.20	0.60
Institutional Shares	1,000.00	1,024.35	0.45
FTSE Pacific ETF Shares	1,000.00	1,024.20	0.60
Emerging Markets Stock Index Fund
Investor Shares	$1,000.00	$1,023.16	$1.66
Admiral Shares	1,000.00	1,024.00	0.80
Signal Shares	1,000.00	1,024.00	0.80
Institutional Shares	1,000.00	1,024.20	0.60
Institutional Plus Shares	1,000.00	1,024.30	0.50
FTSE Emerging Markets ETF Shares	1,000.00	1,024.00	0.80

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the European Stock Index Fund, 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.09% for Institutional Shares, and 0.12% for FTSE Europe ETF Shares; for the Pacific Stock Index Fund, 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.09% for Institutional Shares, and 0.12% for FTSE Pacific ETF Shares; and for the Emerging Markets Stock Index Fund, 0.33% for Investor Shares, 0.16% for Admiral Shares, 0.16% for Signal Shares, 0.12% for Institutional Shares, 0.10% for Institutional Plus Shares, and 0.16% for FTSE Emerging Markets ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

74

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard European, Pacific, and Emerging Markets Stock Index Funds has renewed the funds’ investment advisory arrangements with The Vanguard Group, Inc. (Vanguard). Vanguard—through its Equity Investment Group—serves as the investment advisor for each of the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the investment management services provided to the European, Pacific, and Emerging Markets Stock Index Funds over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Equity Investment Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance
The board considered the short- and long-term performance of the European, Pacific, and Emerging Markets Stock Index Funds, including any periods of outperformance or underperformance relative to a target index and peer group. The board concluded that the performance was such that the advisory arrangements should continue. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory fee rate was also well below its peer group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the funds’ at-cost arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements after a one-year period.

75

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

76

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Emerging Markets Index: Select Emerging Markets Index through August 23, 2006; MSCI Emerging Markets Index through January 9, 2013; FTSE Emerging Transition Index thereafter.

Spliced European Index: MSCI Europe Index through March 26, 2013; FTSE Developed Europe Index thereafter.

Spliced Pacific Stock Index: MSCI Pacific Index through March 26, 2013; FTSE Developed Asia Pacific Index thereafter.

77

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
IndependentTrustees	York and of the National Constitution Center; Chair
of the U. S. Presidential Commission for the Study
Emerson U. Fullwood	of Bioethical Issues.
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Executive	JoAnn Heffernan Heisen
Chief Staff and Marketing Officer for North America	Born 1950. Trustee Since July 1998. Principal
and Corporate Vice President (retired 2008) of Xerox	Occupation(s) During the Past Five Years: Corporate
Corporation (document management products and	Vice President and Chief Global Diversity Officer
services); Executive in Residence and 2010	(retired 2008) and Member of the Executive
Distinguished Minett Professor at the Rochester	Committee (1997–2008) of Johnson & Johnson
Institute of Technology; Director of SPX Corporation	(pharmaceuticals/medical devices/consumer
(multi-industry manufacturing), the United Way of	products); Director of Skytop Lodge Corporation
Rochester, Amerigroup Corporation (managed health	(hotels), the University Medical Center at Princeton,
care), the University of Rochester Medical Center,	the Robert Wood Johnson Foundation, and the Center
Monroe Community College Foundation, and North	for Talent Innovation; Member of the Advisory Board
Carolina A&T University.	of the Maxwell School of Citizenship and Public Affairs
at Syracuse University.
Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]	F. Joseph Loughrey
Principal Occupation(s) During the Past Five Years:	Born 1949. Trustee Since October 2009. Principal
Chairman and Chief Executive Officer (retired 2009)	Occupation(s) During the Past Five Years: President
and President (2006–2008) of Rohm and Haas Co.	and Chief Operating Officer (retired 2009) of Cummins
(chemicals); Director of Tyco International, Ltd.	Inc. (industrial machinery); Chairman of the Board of
(diversified manufacturing and services), Hewlett-	Hillenbrand, Inc. (specialized consumer services);
Packard Co. (electronic computer manufacturing),	Director of SKF AB (industrial machinery), the Lumina

Foundation for Education, and Oxfam America;	Executive Officers
Chairman of the Advisory Council for the College of
Arts and Letters and Member of the Advisory Board to	Glenn Booraem
the Kellogg Institute for International Studies at the	Born 1967. Controller Since July 2010. Principal
University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Chris D. McIsaac
Industries, Inc. (housewares/lignite) and of Hyster-Yale	Kathleen C. Gubanich	Michael S. Miller
Materials Handling, Inc. (forklift trucks); Director of	Paul A. Heller	James M. Norris
the National Association of Manufacturers; Chairman	Martha G. King	Glenn W. Reed
of the Board of University Hospitals of Cleveland;	John T. Marcante
Advisory Chairman of the Board of The Cleveland
Museum of Art.
Chairman Emeritus and Senior Advisor
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal	John J. Brennan
Occupation(s) During the Past Five Years: President	Chairman, 1996–2009
and Chief Operating Officer (retired 2010) of Corning	Chief Executive Officer and President, 1996–2008
Incorporated (communications equipment); Director
of SPX Corporation (multi-industry manufacturing);	Founder
Overseer of the Amos Tuck School of Business
Administration at Dartmouth College; Advisor to the	John C. Bogle
Norris Cotton Cancer Center.	Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600
Connect with Vanguard® > vanguard.com

All rights in a FTSE index (the “Index”) vest in FTSE
Fund Information > 800-662-7447	International Limited (“FTSE”). “FTSE®” is a trademark
Direct Investor Account Services > 800-662-2739	of London Stock Exchange Group companies and is
Institutional Investor Services > 800-523-1036	used by FTSE under licence. The Vanguard Fund(s) (the
Text Telephone for People	“Product”) has been developed solely by Vanguard. The
With Hearing Impairment > 800-749-7273	Index is calculated by FTSE or its agent. FTSE and its
licensors are not connected to and do not sponsor,
This material may be used in conjunction	advise, recommend, endorse or promote the Product
with the offering of shares of any Vanguard	and do not accept any liability whatsoever to any
fund only if preceded or accompanied by	person arising out of (a) the use of, reliance on or any
the fund’s current prospectus.	error in the Index or (b) investment in or operation of
the Product. FTSE makes no claim, prediction, warranty
All comparative mutual fund data are from Lipper Inc. or	or representation either as to the results to be obtained
Morningstar, Inc., unless otherwise noted.	from the Product or the suitability of the Index for the
purpose to which it is being put by Vanguard.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2013 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. Q722 062013

Semiannual Report | April 30, 2013
Vanguard Total World Stock Index Fund

> For the six months ended April 30, 2013, Vanguard Total World Stock Index Fund’s Investor Shares returned 13.73%, slightly more than the average result of peer funds.

> Developed markets delivered strong gains, while emerging markets posted more modest results.

> Pacific region stocks outpaced the stocks of the United States and Europe.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	8
Performance Summary.	10
Financial Statements.	11
About Your Fund’s Expenses.	28
Trustees Approve Advisory Arrangement.	30
Glossary.	31

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Our cover photograph shows rigging on the HMSSurprise, a replica of an 18th-century Royal Navy frigate. It was featured in the 2003 movie Master and Commander: The Far Side of the World, which was based on Patrick O’Brian’s sea novels, set amid the Napoleonic Wars. Vanguard was named for another ship of that era, the HMSVanguard, which was the flagship of British Admiral Horatio Nelson at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended April 30, 2013
Total
Returns
Vanguard Total World Stock Index Fund
Investor Shares	13.73%
Institutional Shares	13.82
ETF Shares
Market Price	14.04
Net Asset Value	13.80
FTSE Global All Cap Index	13.82
Global Funds Average	13.40
Global Funds Average: Derived from data provided by Lipper Inc.

Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573; 8,090,646.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
October 31, 2012, Through April 30, 2013
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Total World Stock Index Fund
Investor Shares	$19.46	$21.84	$0.270	$0.000
Institutional Shares	97.56	109.44	1.485	0.000
ETF Shares	47.76	53.58	0.719	0.000

1

Chairman’s Letter

Dear Shareholder,

The world’s developed stock markets rallied in the six months ended April 30, 2013. Japanese stocks, in particular, seemed to spring back to life after years of lackluster returns.

Emerging markets stocks produced more subdued results as many of the larger economies in that segment confronted inflationary pressures and weaker demand for energy and raw materials.

Vanguard Total World Stock Index Fund’s Investor Shares returned 13.73% for the six months, in line with the fund’s target index, the FTSE Global All Cap Index. The fund’s return was slightly higher than the average return of competing global funds.

Stock market rally persisted, U.S. bonds notched slight returns
The Standard & Poor’s 500 Index closed April the same way it had March: by hitting an all-time high amid solid corporate earnings and encouraging economic data. Also following a productive path were international equities, which returned almost 13%.

Despite the impressive results and relatively low volatility, potential pitfalls seemed to emerge at every turn. Investors continued to worry about economic growth in China and the United States. And the deadly Boston Marathon bombing on April 15 triggered market anxiety.

2

U.S. bonds, which sputtered for most of the half year, finished the period with a bit of a flourish. The broad U.S. taxable bond market returned 0.9% for the six months, with a boost from April’s 1.0% return. The yield of the 10-year U.S. Treasury note closed the period at 1.67%, a couple of ticks lower than its starting level of 1.69%, and lower still than the 1.85% it registered at the end of March. (Bond yields and prices move in opposite directions.)

Municipal bonds returned closer to 2%, with more than half of the gains coming in April. The Federal Reserve’s target for short-term interest rates remained pegged between 0% and 0.25%, which kept a firm leash on returns from money market and savings accounts. In a statement issued May 1, the Fed said it would continue buying $85 billion a month in Treasury bonds and mortgage-backed securities until the job market improves substantially.

Kenneth Volpert, head of our Taxable Bond Group, noted recently that the Fed’s extraordinary actions to stimulate economic growth may have, in effect, pulled what would have been future investment gains into the present. The trade-off, he said, is that once the Fed begins to unwind the stimulus, “future

Market Barometer

			Total Returns
		Periods Ended April 30, 2013
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	15.05%	17.17%	5.49%
Russell 2000 Index (Small-caps)	16.58	17.69	7.27
Russell 3000 Index (Broad U.S. market)	15.16	17.21	5.63
MSCI All Country World Index ex USA (International)	12.78	14.15	-0.84

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	0.90%	3.68%	5.72%
Barclays Municipal Bond Index (Broad tax-exempt market)	1.78	5.19	6.09
Citigroup Three-Month U.S. Treasury Bill Index	0.05	0.08	0.28

CPI
Consumer Price Index	0.52%	1.06%	1.60%

3

returns are likely to be lower than they otherwise would have been for both bonds and stocks.”

Japanese, U.S. stocks topped developed markets’ results
The Total World Stock Index Fund invests in close to 50 countries, including the United States, in developed and emerging markets.

The U.S. stock market, representing about 46% of the fund’s assets on average, contributed most to the fund’s performance over the six months. Eight of the ten economic sectors in the United States produced double-digit gains, led by financial, consumer discretionary, and health care stocks. The nation’s largest banks and pharmaceutical companies performed particularly well. Improvements in the labor and housing markets helped boost consumer confidence and spending on discretionary products and services. U.S. stocks returned about 15% for the half year.

European stocks, the index’s second-largest holding, turned in solid returns for the period. Their advance came even as the Eurozone economy continued to shrink and unemployment hit a record high. New points of concern included political uncertainty following elections in Italy and a banking crisis in Cyprus. Investors, however, seemed to take comfort from the European Central Bank’s firm commitment to backstop the sovereign debt of governments within the euro area. As a group,

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Institutional	ETF	Peer Group
	Shares	Shares	Shares	Average
Total World Stock Index Fund	0.35%	0.17%	0.19%	1.42%

The fund expense ratios shown are from the prospectus dated February 28, 2013, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2013, the fund’s annualized expense ratios were 0.31% for Investor Shares, 0.16% for Institutional Shares, and 0.18% for ETF Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2012.

Peer group: Global Funds.

4

developed markets in Europe returned more than 13%. Stock gains were fairly broad-based: Many of the larger economies in Europe posted double-digit gains for the period.

Developed markets in the Pacific region, representing about 14% of the index’s assets, delivered the best results. A sharp rebound in Japanese stocks, which returned about 30% for the half year, accounted for much of the gain. A new government in Japan with a mandate to tackle the country’s decades-long economic stagnation and the Bank of Japan’s announcement of an unprecedented stimulus program injected investor optimism into the country’s stock market. Nine of ten sectors posted double-digit gains in Japan, led by financial institutions and automobile-related manufacturers. The Australian stock market, another heavyweight in the region, returned about 17%. Interest rate cuts by the Australian central bank boosted stocks of financial institutions, in particular, more than offsetting disappointing returns from mining companies suffering from weaker demand.

Results for emerging markets countries were more modest at about 6%. While growth prospects led to significant stock gains for many developing markets in the first three months of the period, a deterioration in the outlook for some of the larger economies led to retrenchment later in the half year. Chinese stocks, the largest allocation in this market segment, returned about 3%. Sluggish growth and inflationary concerns weighed on the results of the so-called BRIC countries, Brazil, Russia, India, and China. Energy and materials stocks were among the hardest hit in these markets.

As stock markets climb, the wisdom of rebalancing holds true
More than four years have passed since the U.S. stock market began an impressive recovery from the depths of the 2008–2009 global financial crisis. The S&P 500 Index has gone from a low of 677 on March 9, 2009, to a close of 1,598 on April 30, 2013, a cumulative total return of 158%. International stock markets, while not back to peak levels, have also posted impressive rebounds.

Such a strong recovery is, of course, a welcome development that few would have predicted four years ago. And investors with the discipline to maintain their stock allocation as part of a balanced, diversified portfolio have been able to more than recoup their crisis-era losses.

Discipline is just as important in good times as it is in bad. At Vanguard, we have long counseled investors to “stay the course”—to maintain a long-term

5

commitment to a sensible portfolio. But staying the course doesn’t mean you should avoid taking action altogether.

Over time, returns will shift the weighting of stocks and bonds in a portfolio, and its asset mix may become more aggressive than originally planned. To manage this risk, investors should periodically consider rebalancing, or adjusting their asset allocation to bring it back to its target.

For example, you should consider rebalancing if you’ve established a 60%/40% stock/bond portfolio and you find that your target allocation is now off

Investment insight
The difference between U.S. and non-U.S. returns is still meaningful
Stocks outside the United States have always performed differently than U.S. stocks.
As the accompanying chart shows, the difference between the two groups has lessened in recent years, even as each group takes a turn outperforming the other.

Despite the closer correlation recently, the returns of non-U.S. stocks remain different enough to offer a diversification benefit. That’s why we continue to suggest that investors consider allocating a portion of their stock assets to international markets, which collectively make up close to 55% of global market capitalization. Our research indicates that a 20% allocation to non-U.S. stocks may be a reasonable starting point for investors to consider in their stock portfolios. (For more insight, see our research paper Considerations for Investing in Non-U.S. Equities on vanguard.com/research.)

Trailing 12-month return differential between U.S. and non-U.S. stocks

Notes: U.S. equities are represented by the MSCI USA Index; international equities are represented by the MSCI World Index ex USA from 1982 through 1987 and the MSCI All Country World Index ex USA thereafter. Data through December 31, 2012.

Sources: Vanguard, Thomson Reuters Datastream, and MSCI.

6

by 5 percentage points or more. (For more on this topic, see Best Practices for Portfolio Rebalancing, available at vanguard.com/research.)

I realize it’s not easy to contemplate rebalancing when stocks have surged and expectations for bond returns are very modest. However, we believe that bonds will continue to play a valuable role in helping to smooth out stocks’ volatility. Without rebalancing, an investor could end up with a portfolio that’s very different—and potentially more risky—than he or she intended.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 16, 2013

7

Total World Stock Index Fund

Fund Profile
As of April 30, 2013

Share-Class Characteristics
	Investor	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VTWSX	VTWIX	VT
Expense Ratio[1]	0.35%	0.17%	0.19%

Portfolio Characteristics
		FTSE
		Global
		All Cap
	Fund	Index
Number of Stocks	4,939	7,322
Median Market Cap	$30.8B	$30.6B
Price/Earnings Ratio	17.6x	17.5x
Price/Book Ratio	1.9x	1.9x
Return on Equity	15.8%	15.6%
Earnings Growth Rate	7.6%	7.7%
Dividend Yield	2.5%	2.5%
Turnover Rate
(Annualized)	22%	—
Short-Term Reserves	0.1%	—

Sector Diversification (% of equity exposure)
		FTSE
		Global
		All Cap
	Fund	Index
Consumer Discretionary	11.6%	11.6%
Consumer Staples	10.1	10.0
Energy	9.3	9.4
Financials	22.0	22.0
Health Care	9.6	9.6
Industrials	11.3	11.3
Information Technology	11.7	11.8
Materials	6.8	6.8
Telecommunication Services	3.9	3.9
Utilities	3.7	3.6

Volatility Measures
Spliced Total
World Stock
Index
R-Squared	0.99
Beta	1.01

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer Hardware	1.1%
Exxon Mobil Corp.	Integrated Oil & Gas	1.1
Microsoft Corp.	Systems Software	0.7
Chevron Corp.	Integrated Oil & Gas	0.6
Johnson & Johnson	Pharmaceuticals	0.6
General Electric Co.	Industrial
	Conglomerates	0.6
Nestle SA	Packaged Foods &
	Meats	0.6
International Business	IT Consulting &
Machines Corp.	Other Services	0.6
Royal Dutch Shell plc	Integrated Oil & Gas	0.6
Google Inc.	Internet Software &
	Services	0.6
Top Ten		7.1%

The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of equity exposure)

1 The expense ratios shown are from the prospectus dated February 28, 2013, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2013, the annualized expense ratios were 0.31% for Investor Shares, 0.16% for Institutional Shares, and 0.18% for ETF Shares.

8

Total World Stock Index Fund

Market Diversification (% of equity exposure)
		FTSE
		Global
		All Cap
	Fund	Index
Europe
United Kingdom	7.9%	7.9%
France	3.1	3.0
Switzerland	3.1	3.1
Germany	2.9	2.9
Sweden	1.1	1.2
Spain	1.0	1.0
Other	3.7	4.0
Subtotal	22.8%	23.1%
Pacific
Japan	8.5%	8.5%
Australia	3.4	3.4
South Korea	1.7	1.7
Hong Kong	1.2	1.4
Other	0.8	0.8
Subtotal	15.6%	15.8%
Emerging Markets
China	2.1%	2.0%
Brazil	1.5	1.5
Taiwan	1.5	1.5
Other	5.2	5.3
Subtotal	10.3%	10.3%
North America
United States	47.3%	46.8%
Canada	3.8	3.8
Subtotal	51.1%	50.6%
Middle East	0.2%	0.2%

9

Total World Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): June 26, 2008, Through April 30, 2013

Average Annual Total Returns: Periods Ended March 31, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Investor Shares	6/26/2008	10.95%	3.10%
Institutional Shares	10/9/2008	11.12	13.31
ETF Shares	6/24/2008
Market Price		11.18	2.98
Net Asset Value		11.09	2.95

See Financial Highlights for dividend and capital gains information.

10

Total World Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of April 30, 2013

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Argentina †		61	0.0%

Australia
Commonwealth Bank of Australia	142,756	10,881	0.3%
BHP Billiton Ltd.	287,136	9,653	0.3%
Westpac Banking Corp.	273,674	9,601	0.3%
Australia—Other †		82,309	2.5%
		112,444	3.4%

Austria †		4,017	0.1%

Belgium †		13,834	0.4%

Brazil †		50,000	1.5%

Cambodia †		70	0.0%

Canada
Imperial Oil Ltd.	23,890	950	0.0%
Canada—Other †		124,332	3.8%
		125,282	3.8%

Chile †		8,002	0.2%

China
China Construction Bank Corp.	6,380,060	5,355	0.2%
China Mobile Ltd.	477,861	5,256	0.2%
Industrial & Commercial Bank of China Ltd.	6,461,245	4,555	0.2%
Bank of China Ltd.	6,649,800	3,116	0.1%
CNOOC Ltd.	1,533,000	2,871	0.1%
PetroChina Co. Ltd.	2,016,000	2,570	0.1%

11

Total World Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
China Petroleum & Chemical Corp.	1,975,319	2,180	0.1%
China Life Insurance Co. Ltd.	746,000	2,063	0.1%
China Shenhua Energy Co. Ltd.	378,500	1,342	0.1%
China Overseas Land & Investment Ltd.	400,480	1,223	0.0%
Agricultural Bank of China Ltd.	1,944,500	932	0.0%
China Unicom Hong Kong Ltd.	611,574	882	0.0%
China Telecom Corp. Ltd.	1,560,034	799	0.0%
Kunlun Energy Co. Ltd.	280,000	549	0.0%
China Resources Power Holdings Co. Ltd.	155,400	509	0.0%
China Resources Land Ltd.	160,000	485	0.0%
China CITIC Bank Corp. Ltd.	847,010	478	0.0%
China Communications Construction Co. Ltd.	373,375	358	0.0%
Dongfeng Motor Group Co. Ltd.	238,000	356	0.0%
Beijing Capital International Airport Co. Ltd.	510,000	354	0.0%
China Resources Enterprise Ltd.	100,000	343	0.0%
China State Construction International Holdings Ltd.	218,000	318	0.0%
Hangzhou Steam Turbine Co. Class B	192,557	309	0.0%
China Merchants Holdings International Co. Ltd.	94,000	298	0.0%
China Oilfield Services Ltd.	128,000	253	0.0%
China Coal Energy Co. Ltd.	291,000	225	0.0%
China Railway Construction Corp. Ltd.	182,626	185	0.0%
China Longyuan Power Group Corp.	201,000	185	0.0%
Sinopharm Group Co. Ltd.	60,800	181	0.0%
China Resources Gas Group Ltd.	64,000	180	0.0%
China Railway Group Ltd.	331,000	175	0.0%
Guangzhou Automobile Group Co. Ltd.	209,857	174	0.0%
China Communications Services Corp. Ltd.	234,000	171	0.0%
Dah Chong Hong Holdings Ltd.	166,000	153	0.0%
China Foods Ltd.	230,000	117	0.0%
* China COSCO Holdings Co. Ltd.	276,500	117	0.0%
^ CITIC Pacific Ltd.	91,000	110	0.0%
China BlueChemical Ltd.	176,000	108	0.0%
Franshion Properties China Ltd.	294,000	100	0.0%
Air China Ltd.	116,000	94	0.0%
China Agri-Industries Holdings Ltd.	176,800	87	0.0%
Zhuzhou CSR Times Electric Co. Ltd.	29,000	80	0.0%
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd.
Class B	58,237	80	0.0%
Sinopec Shanghai Petrochemical Co. Ltd.	200,000	69	0.0%
* China Taiping Insurance Holdings Co. Ltd.	38,800	66	0.0%
CSR Corp. Ltd.	98,000	65	0.0%
China Resources Cement Holdings Ltd.	106,000	61	0.0%
China Southern Airlines Co. Ltd.	88,000	46	0.0%
AviChina Industry & Technology Co. Ltd.	52,000	25	0.0%
1 China—Other †		29,183	0.9%
		69,791	2.1%

Colombia †		3,434	0.1%

Czech Republic †		872	0.0%

Denmark †		14,787	0.5%

Egypt †		756	0.0%

12

Total World Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Exchange-Traded Funds
2 Vanguard FTSE Emerging Markets ETF	20,417	894	0.0%
Finland †		11,068	0.3%
France
Sanofi	99,325	10,739	0.3%
Total SA	178,806	9,001	0.3%
France—Other †		83,456	2.5%
		103,196	3.1%
Germany †		94,875	2.9%
Greece †		1,794	0.1%
Hong Kong
BOC Hong Kong Holdings Ltd.	303,000	1,044	0.0%
CITIC Telecom International Holdings Ltd.	220,000	80	0.0%
Hong Kong—Other †		38,674	1.2%
		39,798	1.2%
Hungary †		1,167	0.0%
[1]India †		29,854	0.9%
Indonesia †		12,144	0.4%
Ireland †		5,320	0.2%
Israel †		7,939	0.2%
Italy †		26,991	0.8%
Japan
Toyota Motor Corp.	236,130	13,704	0.4%
Mitsubishi UFJ Financial Group Inc.	1,256,451	8,525	0.2%
Japan—Other †		257,313	7.8%
		279,542	8.4%
Luxembourg †		469	0.0%
[1]Malaysia †		15,590	0.5%
Mexico †		19,381	0.6%
Mongolia †		20	0.0%
Morocco †		41	0.0%
Netherlands †		29,353	0.9%
New Zealand †		2,594	0.1%
Norway †		11,774	0.4%

13

Total World Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Peru †		1,330	0.0%

Philippines †		6,140	0.2%

Poland †		5,416	0.2%

Portugal †		2,463	0.1%

Russia †		19,662	0.6%

Singapore †		23,316	0.7%

South Africa †		27,439	0.8%

South Korea
1 Samsung Electronics Co. Ltd. GDR	18,823	13,036	0.4%
South Korea—Other †		42,999	1.3%
		56,035	1.7%

Spain †		33,075	1.0%

Sweden †		37,896	1.1%

Switzerland
Nestle SA	287,721	20,518	0.6%
Roche Holding AG	62,460	15,636	0.5%
Novartis AG	207,181	15,337	0.5%
Switzerland—Other †		51,253	1.5%
		102,744	3.1%

Taiwan †		48,593	1.5%

Thailand †		12,252	0.4%

Turkey †		8,522	0.3%

United Arab Emirates †		1,324	0.0%

United Kingdom
HSBC Holdings plc	1,638,550	17,946	0.5%
Vodafone Group plc	4,396,696	13,416	0.4%
BP plc	1,691,663	12,258	0.4%
Royal Dutch Shell plc Class A	332,953	11,336	0.3%
GlaxoSmithKline plc	437,761	11,295	0.3%
British American Tobacco plc	171,666	9,516	0.3%
Royal Dutch Shell plc Class B	231,115	8,107	0.3%
United Kingdom—Other †		173,632	5.3%
		257,506	7.8%
United States
Apple Inc.	83,372	36,913	1.1%
Exxon Mobil Corp.	398,269	35,442	1.1%
Microsoft Corp.	670,519	22,194	0.7%
Chevron Corp.	172,836	21,088	0.6%
Johnson & Johnson	243,301	20,737	0.6%

14

Total World Stock Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
General Electric Co.		921,008	20,529	0.6%
International Business Machines Corp.		98,942	20,040	0.6%
* Google Inc. Class A		23,557	19,424	0.6%
Procter & Gamble Co.		243,386	18,685	0.6%
Pfizer Inc.		639,234	18,583	0.6%
AT&T Inc.		488,640	18,304	0.5%
Wells Fargo & Co.		468,608	17,798	0.5%
JPMorgan Chase & Co.		338,272	16,579	0.5%
Coca-Cola Co.		382,254	16,181	0.5%
Philip Morris International Inc.		146,523	14,006	0.4%
Verizon Communications Inc.		250,704	13,515	0.4%
Merck & Co. Inc.		267,707	12,582	0.4%
Citigroup Inc.		260,220	12,142	0.4%
Bank of America Corp.		954,510	11,750	0.4%
Wal-Mart Stores Inc.		150,710	11,713	0.4%
PepsiCo Inc.		138,909	11,456	0.3%
Intel Corp.		437,898	10,488	0.3%
Oracle Corp.		319,938	10,488	0.3%
Walt Disney Co.		161,281	10,135	0.3%
Cisco Systems Inc.		470,789	9,849	0.3%
Home Depot Inc.		133,730	9,809	0.3%
* Berkshire Hathaway Inc. Class B		91,454	9,723	0.3%
QUALCOMM Inc.		152,319	9,386	0.3%
McDonald’s Corp.		88,989	9,089	0.3%
Schlumberger Ltd.		116,254	8,653	0.3%
* Amazon.com Inc.		32,618	8,279	0.2%
Visa Inc. Class A		47,395	7,984	0.2%
United States—Other †			1,050,082	31.7%
			1,543,653	46.6%
Total Common Stocks (Cost $2,763,030)			3,284,520	99.2%[3]

	Coupon
Temporary Cash Investments
Money Market Fund
[4,5] Vanguard Market Liquidity Fund	0.142%	76,121,932	76,122	2.3%

6U.S. Government and Agency Obligations †			1,949	0.1%
Total Temporary Cash Investments (Cost $78,071)			78,071	2.4%[3]
Total Investments (Cost $2,841,101)			3,362,591	101.6%
Other Assets and Liabilities
Other Assets			13,343	0.4%
Liabilities[5]			(65,640)	(2.0%)
			(52,297)	(1.6%)
Net Assets			3,310,294	100.0%

15

Total World Stock Index Fund

At April 30, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	2,835,414
Undistributed Net Investment Income	9,261
Accumulated Net Realized Losses	(56,476)
Unrealized Appreciation (Depreciation)
Investment Securities	521,490
Futures Contracts	522
Forward Currency Contracts	73
Foreign Currencies	10
Net Assets	3,310,294

Investor Shares—Net Assets
Applicable to 22,694,587 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	495,646
Net Asset Value Per Share—Investor Shares	$21.84

Institutional Shares—Net Assets
Applicable to 5,034,064 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	550,905
Net Asset Value Per Share—Institutional Shares	$109.44

ETF Shares—Net Assets
Applicable to 42,246,097 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,263,743
Net Asset Value Per Share—ETF Shares	$53.58

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $57,130,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2013, the aggregate value of these securities was $14,155,000, representing 0.4% of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.7% and 1.9%, respectively, of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $59,467,000 of collateral received for securities on loan.
6 Securities with a value of $1,449,000 have been segregated as initial margin for open futures contracts.
GDR—Global Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.

16

Total World Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2013
($000)
Investment Income
Income
Dividends[1,2]	34,925
Interest[2]	23
Security Lending	335
Total Income	35,283
Expenses
The Vanguard Group—Note B
Investment Advisory Services	109
Management and Administrative—Investor Shares	568
Management and Administrative—Institutional Shares	237
Management and Administrative—ETF Shares	1,301
Marketing and Distribution—Investor Shares	49
Marketing and Distribution—Institutional Shares	48
Marketing and Distribution—ETF Shares	223
Custodian Fees	88
Shareholders’ Reports—Investor Shares	4
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	22
Trustees’ Fees and Expenses	2
Total Expenses	2,651
Net Investment Income	32,632
Realized Net Gain (Loss)
Investment Securities Sold[2]	27,066
Futures Contracts	930
Foreign Currencies and Forward Currency Contracts	(421)
Realized Net Gain (Loss)	27,575
Change in Unrealized Appreciation (Depreciation)
Investment Securities	288,900
Futures Contracts	914
Foreign Currencies and Forward Currency Contracts	203
Change in Unrealized Appreciation (Depreciation)	290,017
Net Increase (Decrease) in Net Assets Resulting from Operations	350,224

1 Dividends are net of foreign withholding taxes of $1,716,000.
2 Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $15,000, $22,000, and $175,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Total World Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	32,632	45,340
Realized Net Gain (Loss)	27,575	(27,876)
Change in Unrealized Appreciation (Depreciation)	290,017	147,177
Net Increase (Decrease) in Net Assets Resulting from Operations	350,224	164,641
Distributions
Net Investment Income
Investor Shares	(5,497)	(9,909)
Institutional Shares	(5,214)	(8,061)
ETF Shares	(25,232)	(40,931)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(35,943)	(58,901)
Capital Share Transactions
Investor Shares	81,542	58,255
Institutional Shares	178,646	117,214
ETF Shares	583,077	423,617
Net Increase (Decrease) from Capital Share Transactions	843,265	599,086
Total Increase (Decrease)	1,157,546	704,826
Net Assets
Beginning of Period	2,152,748	1,447,922
End of Period[1]	3,310,294	2,152,748
1 Net Assets—End of Period includes undistributed net investment income of $9,261,000 and $12,313,000.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Total World Stock Index Fund

Financial Highlights

Investor Shares
Six Months						June 26,
	Ended					2008[1] to
For a Share Outstanding	April 30,	Year Ended October 31,				Oct. 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$19.46	$18.40	$18.85	$16.66	$13.71	$20.00
Investment Operations
Net Investment Income	. 228	. 399	. 380	. 359 [2]	.328[2]	.160[2]
Net Realized and Unrealized Gain (Loss)
on Investments [3]	2.422	1.263	(.480)	2.076	2.698	(6.450)
Total from Investment Operations	2.650	1.662	(.100)	2.435	3.026	(6.290)
Distributions
Dividends from Net Investment Income	(. 270)	(. 602)	(. 350)	(. 245)	(. 076)	—
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(. 270)	(. 602)	(. 350)	(. 245)	(. 076)	—
Net Asset Value, End of Period	$21.84	$19.46	$18.40	$18.85	$16.66	$13.71

Total Return[4]	13.73%	9.29%	-0.61%	14.73%	22.25%	-31.45%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$496	$364	$286	$255	$131	$41
Ratio of Total Expenses to
Average Net Assets	0.31%	0.35%	0.40%	0.45%	0.50%	0.46%[5]
Ratio of Net Investment Income to
Average Net Assets	2.34%	2.44%	2.30%	2.03%	2.28%	2.32%[5]
Portfolio Turnover Rate [6]	22%	16%	10%	7%	18%	5%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.00, $.00, $.01, $.01, $.01, and $.01. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
4 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Total World Stock Index Fund

Financial Highlights

Institutional Shares
Six Months						Oct. 9,
	Ended					2008[1] to
For a Share Outstanding	April 30,	Year Ended October 31,				Oct. 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$97.56	$92.36	$94.62	$83.54	$68.63	$66.81
Investment Operations
Net Investment Income	1.207	2.167	2.124	1.893 [2]	1.884[2]	.124[2]
Net Realized and Unrealized Gain (Loss)
on Investments [3]	12.158	6.336	(2.459)	10.538	13.457	1.696
Total from Investment Operations	13.365	8.503	(. 335)	12.431	15.341	1.820
Distributions
Dividends from Net Investment Income	(1.485)	(3.303)	(1.925)	(1.351)	(. 431)	—
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(1.485)	(3.303)	(1.925)	(1.351)	(. 431)	—
Net Asset Value, End of Period	$109.44	$97.56	$92.36	$94.62	$83.54	$68.63

Total Return[4]	13.82%	9.50%	-0.44%	15.01%	22.55%	2.72%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$551	$325	$191	$48	$17	$7
Ratio of Total Expenses to
Average Net Assets	0.16%	0.17%	0.20%	0.23%	0.25%	0.20%[5]
Ratio of Net Investment Income to
Average Net Assets	2.49%	2.62%	2.50%	2.25%	2.53%	2.58%[5]
Portfolio Turnover Rate [6]	22%	16%	10%	7%	18%	5%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.00, $.00, $.03, $.03, $.05, and $.01. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
4 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Total World Stock Index Fund

Financial Highlights

ETF Shares
Six Months						June 24,
	Ended					2008[1] to
For a Share Outstanding	April 30,	Year Ended October 31,				Oct. 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$47.76	$45.21	$46.30	$40.88	$33.59	$49.74
Investment Operations
Net Investment Income	. 587	1.056	1.020	. 964[2]	.871[2]	.340[2]
Net Realized and Unrealized Gain (Loss)
on Investments [3]	5.952	3.096	(1.192)	5.118	6.622	(16.490)
Total from Investment Operations	6.539	4.152	(.172)	6.082	7.493	(16.150)
Distributions
Dividends from Net Investment Income	(.719)	(1.602)	(. 918)	(. 662)	(. 203)	—
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.719)	(1.602)	(. 918)	(. 662)	(. 203)	—
Net Asset Value, End of Period	$53.58	$47.76	$45.21	$46.30	$40.88	$33.59

Total Return	13.80%	9.47%	-0.46%	15.00%	22.49%	-32.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,264	$1,463	$971	$733	$499	$114
Ratio of Total Expenses to
Average Net Assets	0.18%	0.19%	0.22%	0.25%	0.30%	0.29%[4]
Ratio of Net Investment Income to
Average Net Assets	2.47%	2.60%	2.48%	2.23%	2.48%	2.49%[4]
Portfolio Turnover Rate [5]	22%	16%	10%	7%	18%	5%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.00, $.00, $.03, $.02, $.02, and $.01. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Total World Stock Index Fund

Notes to Financial Statements

Vanguard Total World Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

22

Total World Stock Index Fund

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund attempts to mitigate this risk by, among other things, performing a credit analysis of counterparties, monitoring exposure to counterparties, and requiring counterparties to post collateral to secure such exposure. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any assets posted as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or posted is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the six months ended April 30, 2013, the fund’s average investments in long and short futures contracts represented less than 1% of net assets based on quarterly average aggregate settlement values. The fund’s average investment in forward currency contracts represented less than 1% of net assets, based on quarterly average notional amounts.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2009–2012), and for the period ended April 30, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

23

Total World Stock Index Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2013, the fund had contributed capital of $383,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.15% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—U.S.	1,543,653	—	—
Common Stocks—International	218,485	1,522,177	205
Temporary Cash Investments	76,122	1,949	—
Futures Contracts—Assets[1]	42	—	—
Futures Contracts—Liabilities[1]	(14)	—	—
Forward Currency Contracts—Assets	—	103	—
Forward Currency Contracts—Liabilities	—	(30)	—
Total	1,838,288	1,524,199	205
1 Represents variation margin on the last day of the reporting period.

D. At April 30, 2013, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	42	103	145
Liabilities	(14)	(30)	(44)

24

Total World Stock Index Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2013, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	930	—	930
Forward Currency Contracts	—	(249)	(249)
Realized Net Gain (Loss) on Derivatives	930	(249)	681

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	914	—	914
Forward Currency Contracts	—	158	158
Change in Unrealized Appreciation (Depreciation) on Derivatives	914	158	1,072

At April 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	June 2013	74	5,891	161
S&P 500 Index	June 2013	6	2,388	67
E-mini S&P Mid-Cap 400 Index	June 2013	20	2,315	59
Dow Jones EURO STOXX 50 Index	June 2013	62	2,182	28
FTSE 100 Index	June 2013	20	1,987	(10)
Topix Index	June 2013	14	1,677	217

Unrealized appreciation (depreciation) on open E-mini S&P 500 Index, S&P 500 Index, E-mini S&P Mid-Cap 400 Index, Dow Jones EURO STOXX 50 Index, and FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

25

Total World Stock Index Fund

At April 30, 2013, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	6/26/2013	EUR	1,647	USD	2,141	31
UBS AG	6/26/2013	GBP	1,286	USD	1,930	72
UBS AG	6/18/2013	JPY	143,910	USD	1,507	(30)
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2013, the fund realized net foreign currency losses of $172,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the six months ended April 30, 2013, the fund realized gains on the sale of passive foreign investment companies of $431,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at April 30, 2013, had unrealized appreciation of $3,271,000 as of October 31, 2012, the most recent mark-to-market date for tax purposes. This amount has been distributed and is reflected in the balance of undistributed net investment income.

During the six months ended April 30, 2013, the fund realized $19,136,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2012, the fund had available capital losses totaling $65,056,000 to offset future net capital gains. Of this amount, $24,146,000 is subject to expiration dates; $572,000 may be

26

Total World Stock Index Fund

used to offset future net capital gains through October 31, 2016, $7,777,000 through October 31, 2017, $1,086,000 through October 31, 2018, and $14,711,000 through October 31, 2019. Capital losses of $40,910,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2013; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2013, the cost of investment securities for tax purposes was $2,844,372,000. Net unrealized appreciation of investment securities for tax purposes was $518,219,000, consisting of unrealized gains of $616,326,000 on securities that had risen in value since their purchase and $98,107,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2013, the fund purchased $1,190,650,000 of investment securities and sold $352,690,000 of investment securities, other than temporary cash investments. Purchases and sales include $630,917,000 and $49,570,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2013	October 31, 2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued[1]	129,580	6,305	126,855	6,823
Issued in Lieu of Cash Distributions	5,148	254	9,219	504
Redeemed[2]	(53,186)	(2,590)	(77,819)	(4,151)
Net Increase (Decrease)—Investor Shares	81,542	3,969	58,255	3,176
Institutional Shares
Issued[1]	204,485	1,952	162,632	1,759
Issued in Lieu of Cash Distributions	4,723	46	7,814	85
Redeemed[2]	(30,562)	(299)	(53,232)	(580)
Net Increase (Decrease)—Institutional Shares	178,646	1,699	117,214	1,264
ETF Shares
Issued[1]	632,753	12,617	452,279	9,760
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[2]	(49,676)	(1,000)	(28,662)	(600)
Net Increase (Decrease)—ETF Shares	583,077	11,617	423,617	9,160

1 Includes purchase fees for fiscal 2012 of $46,000 (fund totals). Effective February, 29, 2012, the purchase fee was eliminated.
2 Net of redemption fees for fiscal 2012 of $28,000 (fund totals). Effective May 23, 2012, redemption fees were eliminated.

H. In preparing the financial statements as of April 30, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

27

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

28

Six Months Ended April 30, 2013
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total World Stock Index Fund	10/31/2012	4/30/2013	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,137.28	$1.64
Institutional Shares	1,000.00	1,138.21	0.85
ETF Shares	1,000.00	1,138.02	0.95
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.26	$1.56
Institutional Shares	1,000.00	1,024.00	0.80
ETF Shares	1,000.00	1,023.90	0.90

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.31% for Investor Shares, 0.16% for Institutional Shares, and 0.18% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

29

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Total World Stock Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard—through its Equity Investment Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the fund’s investment management services since the fund’s inception in 2008, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Equity Investment Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the fund’s performance since its inception, including any periods of outperformance or underperformance relative to a target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

30

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

31

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Total World Stock Index: Consists of the FTSE All-World Index through December 18, 2011, and the FTSE Global All Cap Index thereafter.

32

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
IndependentTrustees	York and of the National Constitution Center; Chair
of the U. S. Presidential Commission for the Study
Emerson U. Fullwood	of Bioethical Issues.
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Executive	JoAnn Heffernan Heisen
Chief Staff and Marketing Officer for North America	Born 1950. Trustee Since July 1998. Principal
and Corporate Vice President (retired 2008) of Xerox	Occupation(s) During the Past Five Years: Corporate
Corporation (document management products and	Vice President and Chief Global Diversity Officer
services); Executive in Residence and 2010	(retired 2008) and Member of the Executive
Distinguished Minett Professor at the Rochester	Committee (1997–2008) of Johnson & Johnson
Institute of Technology; Director of SPX Corporation	(pharmaceuticals/medical devices/consumer
(multi-industry manufacturing), the United Way of	products); Director of Skytop Lodge Corporation
Rochester, Amerigroup Corporation (managed health	(hotels), the University Medical Center at Princeton,
care), the University of Rochester Medical Center,	the Robert Wood Johnson Foundation, and the Center
Monroe Community College Foundation, and North	for Talent Innovation; Member of the Advisory Board
Carolina A&T University.	of the Maxwell School of Citizenship and Public Affairs
at Syracuse University.
Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]	F. Joseph Loughrey
Principal Occupation(s) During the Past Five Years:	Born 1949. Trustee Since October 2009. Principal
Chairman and Chief Executive Officer (retired 2009)	Occupation(s) During the Past Five Years: President
and President (2006–2008) of Rohm and Haas Co.	and Chief Operating Officer (retired 2009) of Cummins
(chemicals); Director of Tyco International, Ltd.	Inc. (industrial machinery); Chairman of the Board of
(diversified manufacturing and services), Hewlett-	Hillenbrand, Inc. (specialized consumer services);
Packard Co. (electronic computer manufacturing),	Director of SKF AB (industrial machinery), the Lumina

Foundation for Education, and Oxfam America;	Executive Officers
Chairman of the Advisory Council for the College of
Arts and Letters and Member of the Advisory Board to	Glenn Booraem
the Kellogg Institute for International Studies at the	Born 1967. Controller Since July 2010. Principal
University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Chris D. McIsaac
Industries, Inc. (housewares/lignite) and of Hyster-Yale	Kathleen C. Gubanich	Michael S. Miller
Materials Handling, Inc. (forklift trucks); Director of	Paul A. Heller	James M. Norris
the National Association of Manufacturers; Chairman	Martha G. King	Glenn W. Reed
of the Board of University Hospitals of Cleveland;	John T. Marcante
Advisory Chairman of the Board of The Cleveland
Museum of Art.
Chairman Emeritus and Senior Advisor

Peter F. Volanakis	John J. Brennan
Born 1955. Trustee Since July 2009. Principal	Chairman, 1996–2009
Occupation(s) During the Past Five Years: President	Chief Executive Officer and President, 1996–2008
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director
of SPX Corporation (multi-industry manufacturing);	Founder
Overseer of the Amos Tuck School of Business
Administration at Dartmouth College; Advisor to the	John C. Bogle
Norris Cotton Cancer Center.	Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600
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All comparative mutual fund data are from Lipper Inc. or	or representation either as to the results to be obtained
Morningstar, Inc., unless otherwise noted.	from the Product or the suitability of the Index for the
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You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
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vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2013 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q6282 062013

Semiannual Report | April 30, 2013
Vanguard FTSE International Index Funds

Vanguard FTSE All-World ex-US Index Fund
Vanguard FTSE All-World ex-US Small-Cap Index Fund

> For the six months ended April 30, 2013, Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund each returned slightly less than 13% for all share classes.

> Both funds closely tracked their benchmark indexes but trailed the average return of peer funds.

> Developed markets outperformed emerging markets, with stocks from the Pacific region providing the highest returns.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
FTSE All-World ex-US Index Fund.	9
FTSE All-World ex-US Small-Cap Index Fund.	32
About Your Fund’s Expenses.	49
Trustees Approve Advisory Arrangements.	51
Glossary.	52

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Our cover photograph shows rigging on the HMSSurprise, a replica of an 18th-century Royal Navy frigate. It was featured in the 2003 movie Master and Commander: The Far Side of the World, which was based on Patrick O’Brian’s sea novels, set amid the Napoleonic Wars. Vanguard was named for another ship of that era, the HMSVanguard, which was the flagship of British Admiral Horatio Nelson at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended April 30, 2013
Total
Returns
Vanguard FTSE All-World ex-US Index Fund
Investor Shares	12.71%
Admiral™ Shares	12.79
Institutional Shares	12.81
Institutional Plus Shares	12.82
ETF Shares
Market Price	12.75
Net Asset Value	12.78
FTSE All-World ex US Index	12.91
International Funds Average	13.59
International Funds Average: Derived from data provided by Lipper Inc.
Vanguard FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	12.71%
Institutional Shares	12.84
ETF Shares
Market Price	13.07
Net Asset Value	12.82
FTSE Global Small Cap ex US Index	12.83
International Small-Cap Funds Average	16.23
International Small-Cap Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573; 8,090,646.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts.

1

Chairman’s Letter

Dear Shareholder,

Although international stock markets certainly weren’t immune to volatility over the six months ended April 30, 2013, their performance was smoother than it had been in recent years. Apart from short rough patches related to political issues in Europe and economic concerns in emerging markets, the journey was largely free of jolts, and it ended with double-digit returns.

Both Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund returned slightly less than 13%. Both funds closely tracked their benchmark indexes but lagged the average returns of their respective peer groups, which include actively managed and indexed international funds.

The global stock rally persisted, but not without challenges
In aggregate, stocks worldwide recorded gains in five of the six months ended April 30. The performance of the two FTSE funds reflects the overall strength of international markets, although there was considerable variation among regions.

U.S. equities finished the half year with a return of about 15%. The S&P 500 Index closed April the same way it had March: at an all-time high amid solid corporate earnings and encouraging economic data.

2

Despite the impressive results and relatively low volatility, the period had its share of potential pitfalls. Investors continued to worry about the pace of growth in China and the United States. And the deadly Boston Marathon bombing on April 15 triggered market anxiety.

Bonds notched a slight return as yields remained low
Bonds, after sputtering for most of the half year, finished it with a bit of a flourish. The broad U.S. taxable bond market returned 0.9% for the six months, following a 1.0% boost in April. The yield of the 10-year U.S. Treasury note closed the period at 1.67%, a couple of ticks below its starting level of 1.69% and lower still than the 1.85% it registered at the end of March. (Bond yields and prices move in opposite directions.)

Municipal bonds delivered a return closer to 2%, with more than half the gain coming in April. The Federal Reserve’s target for short-term interest rates remained pegged between 0% and 0.25%, which kept a firm leash on returns from money market and savings accounts. In a statement issued May 1, the Fed said it would continue buying $85 billion a month in U.S. Treasury bonds and mortgage-backed securities until the job market improves substantially.

Market Barometer

			Total Returns
		Periods Ended April 30, 2013
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	15.05%	17.17%	5.49%
Russell 2000 Index (Small-caps)	16.58	17.69	7.27
Russell 3000 Index (Broad U.S. market)	15.16	17.21	5.63
MSCI All Country World Index ex USA (International)	12.78	14.15	-0.84

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	0.90%	3.68%	5.72%
Barclays Municipal Bond Index (Broad tax-exempt market)	1.78	5.19	6.09
Citigroup Three-Month U.S. Treasury Bill Index	0.05	0.08	0.28

CPI
Consumer Price Index	0.52%	1.06%	1.60%

3

Kenneth Volpert, head of our Taxable Bond Group, noted recently that the Fed’s extraordinary actions to stimulate growth may have, in effect, pulled what would have been future investment gains into the present. The trade-off, he said, is that once the Fed begins to unwind the stimulus, “future returns are likely to be lower than they otherwise would have been for both bonds and stocks.”

A stock surge in Japan raised returns for both funds
Large-capitalization stocks pulled up alongside their smaller-cap cousins over the recent period after lagging for several years. Small-cap companies often lead markets when an economy emerges from a recession, as their nimbler operations translate to superior growth rates. But the improved conditions eventually serve large companies, too, as they benefit from their more formidable resources and diversity of business lines.

Strength in the Japanese market helped developed Pacific markets, which compose large chunks of both FTSE funds, to deliver big contributions to their six-month returns.

As represented in the FTSE All-World ex-US Index Fund, developed Pacific markets rose about 24%, compared with about 13% for European markets.

Expense Ratios
Your Fund Compared With Its Peer Group
						Peer
	Investor	Admiral	Institutional	Institutional	ETF	Group
	Shares	Shares	Shares	Plus Shares	Shares	Average
FTSE All-World ex-US Index Fund	0.30%	0.15%	0.12%	0.10%	0.15%	1.33%
FTSE All-World ex-US Small-Cap Index
Fund	0.45	—	0.24	—	0.25	1.55

The fund expense ratios shown are from the prospectus dated February 28, 2013, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2013, the funds’ annualized expense ratios were: for the FTSE All-World ex-US Index Fund, 0.30% for Investor Shares, 0.15% for Admiral Shares, 0.12% for Institutional Shares, 0.10% for Institutional Plus Shares, and 0.15% for ETF Shares; and for the FTSE All-World ex-US Small-Cap Index Fund, 0.41% for Investor Shares, 0.20% for Institutional Shares, and 0.21% for ETF Shares. The peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2012.

Peer groups: For the FTSE All-World ex-US Index Fund, International Funds; and for the FTSE All-World ex-US Small-Cap Index Fund, International Small-Cap Funds.

4

These two groups made similar contributions to the fund’s performance and accounted for close to 90% of its return. The fund’s emerging-market holdings returned about 5%, and its Canadian stocks rose about 1%.

In the Small-Cap fund, holdings in developed Pacific markets advanced about 17%, and European stocks rose more than 16%. Almost half of the fund’s performance was tied to Europe, the region with the largest percentage of assets in the portfolio. The fund’s emerging market holdings returned almost 13%, and its North American stocks about 1%.

In Japan, investors responded enthusiastically to the new prime minister’s aggressive actions to ignite the nation’s economy and counteract deflation. Japanese stocks advanced more than 30% in the FTSE All-World ex-US Index Fund and about 26% in the FTSE All-World ex-US Small-Cap Index Fund.

The strength was broad-based, with financial firms and industrial corporations among the top performers in both funds. Japan’s automobile makers were particularly notable contributors in the FTSE All-World ex-US Index Fund. Aggressive monetary easing by the Bank of Japan caused the yen to weaken against other major currencies, making Japanese products less expensive overseas and increasing earnings abroad when they are converted into yen.

In Europe, most markets have strengthened since last summer when the European Central Bank committed to preserve the euro. Meaningful gains came from the region’s largest market, the United Kingdom, where financial firms, airlines, homebuilders, and industrial corporations were among the top performers. Swiss pharmaceuticals performed notably in the FTSE All-World ex-US Index Fund, and German media companies did especially well in the FTSE All-World ex-US Small-Cap Index Fund.

Among emerging markets, Taiwan was a bright spot, producing double-digit returns for both funds. Much of the gain came from technology firms, although most sectors showed signs of strength. Taiwan’s trade agreement with China continues to lift exports. Stocks in China itself returned about 18% in the FTSE All-World ex-US Small-Cap Index Fund but only about 3% in the FTSE All-World ex-US Index Fund.

The wisdom of rebalancing holds true as stocks climb
More than four years have passed since the U.S. stock markets began an impressive recovery from the depths of the 2008–2009 global financial crisis. The S&P 500 Index has risen from a low of 677 on March 9, 2009, to a close of 1,598 on April 30, 2013, a cumulative total return of 158% through the end of April. International stock markets, while not back to peak levels, have also rebounded strikingly.

5

Such a strong recovery is, of course, a welcome development that few would have predicted four years ago. And investors with the discipline to maintain their stock allocation as part of a balanced, diversified portfolio have been able to more than recoup their crisis-era losses.

Discipline is just as important in good times as in bad. At Vanguard, we have long counseled investors to “stay the course”—to maintain a long-term commitment to a sensible portfolio. But staying the course doesn’t mean you should avoid taking action altogether.

Investment insight
The difference between U.S. and non-U.S. returns is still meaningful
Stocks outside the United States have always performed differently than U.S. stocks.
As the accompanying chart shows, the difference between the two groups has lessened in recent years, even as each group takes a turn outperforming the other.

Despite the closer correlation recently, the returns of non-U.S. stocks remain different enough to offer a diversification benefit. That’s why we continue to suggest that investors consider allocating a portion of their stock assets to international markets, which collectively make up close to 55% of global market capitalization. Our research indicates that a 20% allocation to non-U.S. stocks may be a reasonable starting point for investors to consider in their stock portfolios. (For more insight, see our research paper Considerations for Investing in Non-U.S. Equities at vanguard.com/research.)

Trailing 12-month return differential between U.S. and non-U.S. stocks

Notes: U.S. equities are represented by the MSCI USA Index; international equities are represented by the MSCI World Index ex USA from 1982 through 1987 and the MSCI All Country World Index ex USA thereafter. Data through December 31, 2012.

Sources: Vanguard, Thomson Reuters Datastream, and MSCI.

6

Over time, returns will shift the weighting of stocks and bonds in a portfolio, and its asset mix may become more aggressive than originally planned. To manage this risk, investors should periodically consider rebalancing, or adjusting their asset allocation to bring it back to its target.

For example, you should consider rebalancing if you’ve established a 60%/40% stock/bond portfolio and you find that your target allocation is now off by 5 percentage points or more. (For more on this topic, see Best Practices for Portfolio Rebalancing, available at vanguard.com/research.)

I realize that it’s not easy to contemplate rebalancing when stocks have surged and expectations for bond returns are very modest. However, we believe that bonds will continue to play a valuable role in helping to smooth out stocks’ volatility. Without rebalancing, an investor could end up with a portfolio that’s very different from—and potentially riskier than—what he or she intended.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 16, 2013

7

Your Fund’s Performance at a Glance
October 31, 2012, Through April 30, 2013
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard FTSE All-World ex-US Index Fund
Investor Shares	$17.03	$18.94	$0.240	$0.000
Admiral Shares	26.86	29.84	0.429	0.000
Institutional Shares	85.14	94.60	1.363	0.000
Institutional Plus Shares	90.17	100.18	1.461	0.000
ETF Shares	43.21	48.01	0.683	0.000
Vanguard FTSE All-World ex-US Small-Cap
Index Fund
Investor Shares	$33.21	$36.67	$0.704	$0.000
Institutional Shares	166.39	183.80	3.663	0.000
ETF Shares	87.11	96.18	1.950	0.000

8

FTSE All-World ex-US Index Fund

Fund Profile
As of April 30, 2013

Share-Class Characteristics
	Investor	Admiral	Institutional	Institutional
	Shares	Shares	Shares	Plus Shares	ETF Shares
Ticker Symbol	VFWIX	VFWAX	VFWSX	VFWPX	VEU
Expense Ratio[1]	0.30%	0.15%	0.12%	0.10%	0.15%

Portfolio Characteristics
		FTSE
		All-World
		ex US
	Fund	Index
Number of Stocks	2,355	2,259
Median Market Cap	$29.9B	$30.0B
Price/Earnings Ratio	17.0x	16.7x
Price/Book Ratio	1.6x	1.6x
Return on Equity	15.0%	15.0%
Earnings Growth Rate	5.6%	5.8%
Dividend Yield	2.9%	3.0%
Turnover Rate
(Annualized)	12%	—
Short-Term Reserves	0.0%	—

Sector Diversification (% of equity exposure)
		FTSE
		All-World
	Fund	ex US Index
Consumer Discretionary	10.0%	10.0%
Consumer Staples	10.9	10.8
Energy	9.2	9.2
Financials	26.9	26.8
Health Care	7.6	7.7
Industrials	11.1	11.1
Information Technology	6.2	6.2
Materials	9.3	9.4
Telecommunication Services	5.3	5.3
Utilities	3.5	3.5

Volatility Measures
FTSE
All-World
ex US Index
R-Squared	0.99
Beta	1.01

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
Nestle SA	Packaged Foods &
	Meats	1.3%
Royal Dutch Shell plc	Integrated Oil & Gas	1.2
HSBC Holdings plc	Diversified Banks	1.1
Roche Holding AG	Pharmaceuticals	1.0
Novartis AG	Pharmaceuticals	1.0
BHP Billiton Ltd.	Diversified Metals &
	Mining	0.9
Toyota Motor Corp.	Automobile
	Manufacturers	0.9
Vodafone Group plc	Wireless
	Telecommunication
	Services	0.9
Samsung Electronics Co.
Ltd. GDR	Semiconductors	0.8
BP plc	Integrated Oil & Gas	0.8
Top Ten		9.9%

The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of equity exposure)

1 The expense ratios shown are from the prospectus dated February 28, 2013, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2013, the annualized expense ratios were 0.30% for Investor Shares, 0.15% for Admiral Shares, 0.12% for Institutional Shares, 0.10% for Institutional Plus Shares, and 0.15% for ETF Shares.

9

FTSE All-World ex-US Index Fund

Market Diversification (% of equity exposure)
		FTSE
		All-World
		ex US
	Fund	Index
Europe
United Kingdom	14.7%	14.8%
France	6.3	6.3
Switzerland	6.2	6.2
Germany	5.6	5.7
Sweden	2.2	2.2
Spain	2.0	2.0
Netherlands	1.7	1.7
Italy	1.5	1.5
Other	3.2	3.1
Subtotal	43.4%	43.5%
Pacific
Japan	16.5%	16.5%
Australia	6.6	6.6
South Korea	3.1	3.1
Hong Kong	2.5	2.7
Singapore	1.3	1.3
Other	0.1	0.1
Subtotal	30.1%	30.3%
Emerging Markets
China	4.0%	3.8%
Brazil	2.9	2.9
Taiwan	2.4	2.4
India	1.7	1.7
South Africa	1.7	1.7
Russia	1.3	1.3
Mexico	1.2	1.1
Other	4.3	4.4
Subtotal	19.5%	19.3%
North America
Canada	6.4%	6.5%
Middle East	0.6%	0.4%

10

FTSE All-World ex-US Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): March 8, 2007, Through April 30, 2013

Average Annual Total Returns: Periods Ended March 31, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Since
	Date	Year	Years	Inception
Investor Shares	3/8/2007	8.19%	-0.37%	0.67%
Admiral Shares	9/27/2011	8.30	—	14.80
Institutional Shares	4/30/2007	8.31	-0.16	-0.29
Institutional Plus Shares	12/16/2010	8.34	—	2.69
ETF Shares	3/2/2007
Market Price		8.29	-0.30	1.16
Net Asset Value		8.30	-0.23	1.14

See Financial Highlights for dividend and capital gains information.

11

FTSE All-World ex-US Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of April 30, 2013

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Australia
Commonwealth Bank of Australia	1,609,311	122,664	0.7%
Westpac Banking Corp.	3,080,262	108,057	0.6%
BHP Billiton Ltd.	3,209,444	107,899	0.6%
Australia & New Zealand Banking Group Ltd.	2,716,205	89,764	0.5%
National Australia Bank Ltd.	2,297,424	81,072	0.5%
Australia—Other †		650,536	3.7%
		1,159,992	6.6%

Austria †		37,243	0.2%

Belgium
^ Anheuser-Busch InBev NV	790,270	75,922	0.4%
Belgium—Other †		59,674	0.4%
		135,596	0.8%

Brazil †		514,495	2.9%

Canada
Royal Bank of Canada	1,424,890	85,964	0.5%
Toronto-Dominion Bank	901,892	73,937	0.4%
Bank of Nova Scotia	1,168,434	67,372	0.4%
Canada—Other †		904,658	5.1%
		1,131,931	6.4%

Chile †		75,872	0.4%

China
China Construction Bank Corp.	71,456,277	59,974	0.4%
China Mobile Ltd.	5,158,704	56,739	0.3%
Industrial & Commercial Bank of China Ltd.	71,371,500	50,310	0.3%
Bank of China Ltd.	74,565,541	34,937	0.2%

12

FTSE All-World ex-US Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
	CNOOC Ltd.	15,930,536	29,839	0.2%
	PetroChina Co. Ltd.	21,004,000	26,772	0.2%
	China Petroleum & Chemical Corp.	19,530,000	21,553	0.1%
	China Life Insurance Co. Ltd.	7,413,000	20,504	0.1%
	China Overseas Land & Investment Ltd.	3,879,760	11,846	0.1%
	China Shenhua Energy Co. Ltd.	3,301,500	11,707	0.1%
	Agricultural Bank of China Ltd.	22,050,715	10,567	0.1%
	China Telecom Corp. Ltd.	15,548,000	7,966	0.1%
	China Unicom Hong Kong Ltd.	4,492,123	6,477	0.1%
	China Resources Power Holdings Co. Ltd.	1,856,400	6,078	0.1%
	Kunlun Energy Co. Ltd.	3,028,000	5,934	0.0%
	China Resources Land Ltd.	1,866,883	5,658	0.0%
	China Communications Construction Co. Ltd.	4,586,000	4,402	0.0%
	China Resources Enterprise Ltd.	1,252,000	4,298	0.0%
	China CITIC Bank Corp. Ltd.	7,549,843	4,260	0.0%
	China Merchants Holdings International Co. Ltd.	1,302,893	4,133	0.0%
	Dongfeng Motor Group Co. Ltd.	2,392,000	3,574	0.0%
	China Coal Energy Co. Ltd.	4,071,000	3,143	0.0%
	China Oilfield Services Ltd.	1,434,000	2,835	0.0%
	China Railway Group Ltd.	4,744,000	2,504	0.0%
	China Longyuan Power Group Corp.	2,383,000	2,189	0.0%
	China State Construction International Holdings Ltd.	1,480,000	2,159	0.0%
	Sinopharm Group Co. Ltd.	682,800	2,035	0.0%
	China Railway Construction Corp. Ltd.	1,976,574	1,998	0.0%
	Air China Ltd.	2,426,000	1,967	0.0%
	China Resources Gas Group Ltd.	628,000	1,763	0.0%
	Guangzhou Automobile Group Co. Ltd.	2,069,558	1,711	0.0%
^	CITIC Pacific Ltd.	1,205,000	1,461	0.0%
	China Communications Services Corp. Ltd.	1,814,800	1,330	0.0%
	Zhuzhou CSR Times Electric Co. Ltd.	479,000	1,328	0.0%
*	China Taiping Insurance Holdings Co. Ltd.	728,000	1,242	0.0%
^	CSR Corp. Ltd.	1,740,000	1,149	0.0%
	Franshion Properties China Ltd.	3,168,000	1,082	0.0%
	China Southern Airlines Co. Ltd.	1,995,000	1,052	0.0%
	Beijing Capital International Airport Co. Ltd.	1,466,000	1,018	0.0%
	China Resources Cement Holdings Ltd.	1,744,000	1,007	0.0%
	China Agri-Industries Holdings Ltd.	1,999,200	983	0.0%
^,*	China COSCO Holdings Co. Ltd.	2,245,800	952	0.0%
	China BlueChemical Ltd.	1,536,000	938	0.0%
	Sinopec Shanghai Petrochemical Co. Ltd.	2,106,000	726	0.0%
	Shanghai Lujiazui Finance & Trade Zone
	Development Co. Ltd. Class B	472,990	650	0.0%
*	China Eastern Airlines Corp. Ltd.	1,440,000	579	0.0%
^,*	Angang Steel Co. Ltd.	876,000	518	0.0%
	China Travel International Inv HK	2,418,000	493	0.0%
	China Foods Ltd.	934,000	477	0.0%
^,*	Metallurgical Corp. of China Ltd.	2,208,000	451	0.0%
	China Merchants Property Development Co. Ltd. Class B	144,550	448	0.0%
^	Dongfang Electric Corp. Ltd.	274,000	386	0.0%
	Sinofert Holdings Ltd.	1,623,153	353	0.0%
	Harbin Electric Co. Ltd.	432,000	332	0.0%
	Sinotrans Ltd.	1,258,000	270	0.0%
*	CITIC Resources Holdings Ltd.	1,886,690	239	0.0%
1	China—Other †		277,213	1.6%
			706,509	4.0%

13

FTSE All-World ex-US Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Colombia †		39,216	0.2%

Czech Republic †		10,091	0.1%

Denmark
Novo Nordisk A/S Class B	394,709	69,479	0.4%
Denmark—Other †		75,389	0.4%
		144,868	0.8%

Egypt †		6,642	0.0%

Exchange-Traded Funds
2 Vanguard FTSE Emerging Markets ETF	588,466	25,751	0.1%

Finland †		88,921	0.5%

France
Sanofi	1,132,443	122,435	0.7%
Total SA	2,031,546	102,262	0.6%
BNP Paribas SA	976,686	54,458	0.3%
France—Other †		834,070	4.7%
		1,113,225	6.3%
Germany
^ Bayer AG	827,014	86,461	0.5%
^ BASF SE	923,204	86,424	0.5%
Siemens AG	823,545	86,050	0.5%
SAP AG	893,874	71,261	0.4%
Allianz SE	455,335	67,353	0.4%
Daimler AG	995,569	55,199	0.3%
Germany—Other †		537,832	3.0%
		990,580	5.6%

Greece †		5,035	0.0%

Hong Kong
AIA Group Ltd.	11,933,481	53,086	0.3%
Hang Seng Bank Ltd.	746,300	12,501	0.1%
BOC Hong Kong Holdings Ltd.	3,569,882	12,302	0.1%
Hong Kong—Other †		347,035	1.9%
		424,924	2.4%

Hungary †		11,950	0.1%

India
Nestle India Ltd.	23,723	2,195	0.0%
1 India—Other †		304,512	1.7%
		306,707	1.7%

Indonesia †		116,399	0.7%

Ireland †		41,991	0.2%

14

FTSE All-World ex-US Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Israel
Osem Investments Ltd.	40,567	821	0.0%
Israel—Other †		68,537	0.4%
		69,358	0.4%
Italy
Eni SPA	2,440,452	58,245	0.3%
Italy—Other †		208,695	1.2%
		266,940	1.5%
Japan
Toyota Motor Corp.	2,649,349	153,763	0.9%
Mitsubishi UFJ Financial Group Inc.	14,149,707	96,004	0.5%
Honda Motor Co. Ltd.	1,793,546	71,567	0.4%
Sumitomo Mitsui Financial Group Inc.	1,355,814	64,086	0.4%
Mizuho Financial Group Inc.	23,929,891	52,657	0.3%
Chugai Pharmaceutical Co. Ltd.	224,300	5,584	0.0%
Japan—Other †		2,458,557	13.9%
		2,902,218	16.4%

Luxembourg †		4,229	0.0%

[1]Malaysia †		154,731	0.9%

Mexico †		205,318	1.2%

Mongolia †		263	0.0%

Morocco †		766	0.0%

Netherlands
Unilever NV	1,536,118	65,456	0.4%
Netherlands—Other †		226,079	1.3%
		291,535	1.7%

New Zealand †		19,744	0.1%

Norway †		102,280	0.6%

Peru †		13,717	0.1%

Philippines †		53,772	0.3%

Poland †		50,828	0.3%

Portugal †		22,557	0.1%

[1]Russia †		223,698	1.3%

Singapore
^ Cosco Corp. Singapore Ltd.	692,000	493	0.0%
Singapore—Other †		221,800	1.3%
		222,293	1.3%

South Africa †		295,679	1.7%

15

FTSE All-World ex-US Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
South Korea
1 Samsung Electronics Co. Ltd. GDR	190,497	131,935	0.7%
South Korea—Other †		415,948	2.4%
		547,883	3.1%
Spain
* Banco Santander SA	10,365,345	74,854	0.4%
Telefonica SA	3,942,695	57,730	0.4%
Spain—Other †		214,766	1.2%
		347,350	2.0%

Sweden †		382,448	2.2%

Switzerland
Nestle SA	3,225,064	229,987	1.3%
Roche Holding AG	702,659	175,904	1.0%
Novartis AG	2,328,896	172,403	1.0%
UBS AG	3,526,473	62,907	0.3%
Switzerland—Other †		459,563	2.6%
		1,100,764	6.2%
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,272,328	81,516	0.4%
Taiwan—Other †		346,940	2.0%
		428,456	2.4%

Thailand †		109,428	0.6%

Turkey †		82,023	0.5%

United Arab Emirates †		13,086	0.1%

United Kingdom
HSBC Holdings plc	18,403,911	201,563	1.2%
Vodafone Group plc	49,352,029	150,590	0.9%
BP plc	19,037,816	137,953	0.8%
Royal Dutch Shell plc Class A	3,738,457	127,279	0.7%
GlaxoSmithKline plc	4,926,032	127,101	0.7%
British American Tobacco plc	1,943,853	107,760	0.6%
Royal Dutch Shell plc Class B	2,612,963	91,657	0.5%
Diageo plc	2,518,928	76,923	0.4%
AstraZeneca plc	1,247,559	64,776	0.4%
BHP Billiton plc	2,112,254	59,425	0.4%
Barclays plc	12,861,726	57,396	0.3%
Rio Tinto plc	1,247,701	57,295	0.3%
BG Group plc	3,369,504	56,883	0.3%
United Kingdom—Other †		1,275,969	7.2%
		2,592,570	14.7%
Total Common Stocks (Cost $15,575,203)		17,591,872	99.7%[3]

16

FTSE All-World ex-US Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[4,5] Vanguard Market Liquidity Fund	0.142%	851,784,743	851,785	4.8%

6U.S. Government and Agency Obligations †			4,498	0.0%
Total Temporary Cash Investments (Cost $856,284)			856,283	4.8%[3]
Total Investments (Cost $16,431,487)			18,448,155	104.5%
Other Assets and Liabilities
Other Assets			97,900	0.6%
Liabilities[5]			(900,542)	(5.1%)
			(802,642)	(4.5%)
Net Assets			17,645,513	100.0%

At April 30, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	16,213,234
Undistributed Net Investment Income	87,071
Accumulated Net Realized Losses	(674,870)
Unrealized Appreciation (Depreciation)
Investment Securities	2,016,668
Futures Contracts	2,633
Forward Currency Contracts	522
Foreign Currencies	255
Net Assets	17,645,513

Investor Shares—Net Assets
Applicable to 31,300,771 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	592,797
Net Asset Value Per Share—Investor Shares	$18.94

Admiral Shares—Net Assets
Applicable to 53,142,611 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,586,012
Net Asset Value Per Share—Admiral Shares	$29.84

Institutional Shares—Net Assets
Applicable to 46,162,044 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,366,762
Net Asset Value Per Share—Institutional Shares	$94.60

17

FTSE All-World ex-US Index Fund

Amount
($000)
Institutional Plus Shares—Net Assets
Applicable to 14,617,015 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,464,286
Net Asset Value Per Share—Institutional Plus Shares	$100.18

ETF Shares—Net Assets
Applicable to 200,708,428 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	9,635,656
Net Asset Value Per Share—ETF Shares	$48.01

See Note A in Notes to Financial Statements.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $773,433,000.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2013, the aggregate value of these securities was $149,915,000, representing 0.8% of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 4.5%, respectively, of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $805,238,000 of collateral received for securities on loan.
6 Securities with a value of $3,298,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.

18

FTSE All-World ex-US Index Fund

Statement of Operations

Six Months Ended
April 30, 2013
($000)
Investment Income
Income
Dividends[1,2]	230,204
Interest[2]	41
Security Lending	3,597
Total Income	233,842
Expenses
The Vanguard Group—Note B
Investment Advisory Services	531
Management and Administrative—Investor Shares	664
Management and Administrative—Admiral Shares	660
Management and Administrative—Institutional Shares	1,302
Management and Administrative—Institutional Plus Shares	348
Management and Administrative—ETF Shares	4,338
Marketing and Distribution—Investor Shares	77
Marketing and Distribution—Admiral Shares	115
Marketing and Distribution—Institutional Shares	522
Marketing and Distribution—Institutional Plus Shares	139
Marketing and Distribution—ETF Shares	921
Custodian Fees	1,620
Shareholders’ Reports—Investor Shares	9
Shareholders’ Reports—Admiral Shares	94
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—Institutional Plus Shares	3
Shareholders’ Reports—ETF Shares	18
Trustees’ Fees and Expenses	10
Total Expenses	11,371
Net Investment Income	222,471
Realized Net Gain (Loss)
Investment Securities Sold[2]	(227,223)
Futures Contracts	2,460
Foreign Currencies and Forward Currency Contracts	(4,194)
Realized Net Gain (Loss)	(228,957)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	1,902,720
Futures Contracts	2,688
Foreign Currencies and Forward Currency Contracts	1,348
Change in Unrealized Appreciation (Depreciation)	1,906,756
Net Increase (Decrease) in Net Assets Resulting from Operations	1,900,270

1 Dividends are net of foreign withholding taxes of $18,335,000.
2 Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $150,000, $39,000, and ($17,000), respectively.
See accompanying Notes, which are an integral part of the Financial Statements.

19

FTSE All-World ex-US Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	222,471	420,371
Realized Net Gain (Loss)	(228,957)	(111,705)
Change in Unrealized Appreciation (Depreciation)	1,906,756	390,254
Net Increase (Decrease) in Net Assets Resulting from Operations	1,900,270	698,920
Distributions
Net Investment Income
Investor Shares	(7,211)	(26,795)
Admiral Shares	(21,015)	(50,819)
Institutional Shares	(59,463)	(191,489)
Institutional Plus Shares	(20,613)	(44,765)
ETF Shares	(127,076)	(334,236)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
ETF Shares	—	—
Total Distributions	(235,378)	(648,104)
Capital Share Transactions
Investor Shares	(8,579)	(761,661)
Admiral Shares	202,728	1,042,558
Institutional Shares	264,498	(288,518)
Institutional Plus Shares	46,821	687,665
ETF Shares	1,339,377	1,079,220
Net Increase (Decrease) from Capital Share Transactions	1,844,845	1,759,264
Total Increase (Decrease)	3,509,737	1,810,080
Net Assets
Beginning of Period	14,135,776	12,325,696
End of Period[1]	17,645,513	14,135,776
1 Net Assets—End of Period includes undistributed net investment income of $87,071,000 and $102,240,000.

See accompanying Notes, which are an integral part of the Financial Statements.

20

FTSE All-World ex-US Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$17.03	$16.95	$18.43	$16.48	$12.77	$24.91
Investment Operations
Net Investment Income	. 227	. 448	. 512	. 418[1]	.378[1]	.637[1]
Net Realized and Unrealized Gain (Loss)
on Investments	1.923	. 397	(1.608)	1.853	3.622	(12.592)
Total from Investment Operations	2.150	. 845	(1.096)	2.271	4.000	(11.955)
Distributions
Dividends from Net Investment Income	(. 240)	(.765)	(. 384)	(. 321)	(. 290)	(.185)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(. 240)	(.765)	(. 384)	(. 321)	(. 290)	(.185)
Net Asset Value, End of Period	$18.94	$17.03	$16.95	$18.43	$16.48	$12.77

Total Return[2]	12.71%	5.30%	-6.11%	13.94%	32.19%	-48.32%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$593	$543	$1,330	$1,458	$748	$296
Ratio of Total Expenses to
Average Net Assets	0.30%	0.30%	0.35%	0.35%	0.40%	0.35%
Ratio of Net Investment Income to
Average Net Assets	2.65%	3.13%	2.87%	2.45%	2.75%	3.24%
Portfolio Turnover Rate [3]	12%	6%	6%	6%	9%	7%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

FTSE All-World ex-US Index Fund

Financial Highlights

Admiral Shares
	Six Months	Year	Sept. 27,
	Ended	Ended	2011[1] to
	April 30,	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011
Net Asset Value, Beginning of Period	$26.86	$26.86	$25.00
Investment Operations
Net Investment Income	. 382	. 818	. 082
Net Realized and Unrealized Gain (Loss) on Investments	3.027	. 543	1.778
Total from Investment Operations	3.409	1.361	1.860
Distributions
Dividends from Net Investment Income	(. 429)	(1.361)	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(. 429)	(1.361)	—
Net Asset Value, End of Period	$29.84	$26.86	$26.86

Total Return[2]	12.79%	5.46%	7.44%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,586	$1,235	$152
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.18%[3]
Ratio of Net Investment Income to Average Net Assets	2.80%	3.28%	3.04% [3]
Portfolio Turnover Rate [4]	12%	6%	6%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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FTSE All-World ex-US Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$85.14	$85.10	$92.50	$82.71	$64.06	$124.76
Investment Operations
Net Investment Income	1.222	2.628	2.785	2.226 [1]	2.101[1]	3.323[1]
Net Realized and Unrealized Gain (Loss)
on Investments	9.601	1.735	(8.113)	9.322	18.142	(62.979)
Total from Investment Operations	10.823	4.363	(5.328)	11.548	20.243	(59.656)
Distributions
Dividends from Net Investment Income	(1.363)	(4.323)	(2.072)	(1.758)	(1.593)	(1.044)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(1.363)	(4.323)	(2.072)	(1.758)	(1.593)	(1.044)
Net Asset Value, End of Period	$94.60	$85.14	$85.10	$92.50	$82.71	$64.06

Total Return[2]	12.81%	5.51%	-5.94%	14.15%	32.56%	-48.18%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,367	$3,684	$3,975	$4,146	$1,608	$448
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.13%	0.15%	0.15%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.83%	3.31%	3.09%	2.65%	3.00%	3.49%
Portfolio Turnover Rate [3]	12%	6%	6%	6%	9%	7%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

FTSE All-World ex-US Index Fund

Financial Highlights

Institutional Plus Shares
	Six Months	Year	Dec. 16,
	Ended	Ended	2010[1] to
	April 30,	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011
Net Asset Value, Beginning of Period	$90.17	$90.15	$99.48
Investment Operations
Net Investment Income	1.302	2.809	2.794
Net Realized and Unrealized Gain (Loss) on Investments	10.169	1.829	(9.947)
Total from Investment Operations	11.471	4.638	(7.153)
Distributions
Dividends from Net Investment Income	(1.461)	(4.618)	(2.177)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(1.461)	(4.618)	(2.177)
Net Asset Value, End of Period	$100.18	$90.17	$90.15

Total Return[2]	12.82%	5.54%	-7.36%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,464	$1,274	$566
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%[3]
Ratio of Net Investment Income to Average Net Assets	2.85%	3.33%	3.12% [3]
Portfolio Turnover Rate [4]	12%	6%	6%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

FTSE All-World ex-US Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$43.21	$43.17	$46.92	$41.95	$32.50	$63.32
Investment Operations
Net Investment Income	. 614	1.324	1.390	1.118[1]	1.011[1]	1.705[1]
Net Realized and Unrealized Gain (Loss)
on Investments	4.869	. 884	(4.121)	4.715	9.224	(32.015)
Total from Investment Operations	5.483	2.208	(2.731)	5.833	10.235	(30.310)
Distributions
Dividends from Net Investment Income	(. 683)	(2.168)	(1.019)	(. 863)	(.785)	(. 510)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(. 683)	(2.168)	(1.019)	(. 863)	(.785)	(. 510)
Net Asset Value, End of Period	$48.01	$43.21	$43.17	$46.92	$41.95	$32.50

Total Return	12.78%	5.51%	-5.99%	14.07%	32.41%	-48.23%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,636	$7,400	$6,301	$6,272	$4,366	$1,701
Ratio of Total Expenses to
Average Net Assets	0.15%	0.15%	0.18%	0.22%	0.25%	0.20%
Ratio of Net Investment Income to
Average Net Assets	2.80%	3.28%	3.04%	2.58%	2.90%	3.39%
Portfolio Turnover Rate [2]	12%	6%	6%	6%	9%	7%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

25

FTSE All-World ex-US Index Fund

Notes to Financial Statements

Vanguard FTSE All-World ex-US Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks

26

FTSE All-World ex-US Index Fund

associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund attempts to mitigate this risk by, among other things, performing a credit analysis of counterparties, monitoring exposure to counterparties, and requiring counterparties to post collateral to secure such exposure. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any assets posted as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or posted is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the six months ended April 30, 2013, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on quarterly average aggregate settlement values. The fund’s average investment in forward currency contracts represented less than 1% of net assets, based on quarterly average notional amounts.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2009–2012), and for the period ended April 30, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

27

FTSE All-World ex-US Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2013, the fund had contributed capital of $2,104,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.84% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	2,006,301	—	—
Common Stocks—Other	266,273	15,318,230	1,068
Temporary Cash Investments	851,785	4,498	—
Futures Contracts—Liabilities[1]	(65)	—	—
Forward Currency Contracts—Assets	—	937	—
Forward Currency Contracts—Liabilities	—	(415)	—
Total	3,124,294	15,323,250	1,068
1 Represents variation margin on the last day of the reporting period.

D. At April 30, 2013, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	—	937	937
Liabilities	(65)	(415)	(480)

28

FTSE All-World ex-US Index Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2013, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	2,460	—	2,460
Forward Currency Contracts	—	(1,488)	(1,488)
Realized Net Gain (Loss) on Derivatives	2,460	(1,488)	972

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	2,688	—	2,688
Forward Currency Contracts	—	596	596
Change in Unrealized Appreciation (Depreciation) on Derivatives	2,688	596	3,284

At April 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
FTSE 100 Index	June 2013	198	19,672	121
Dow Jones EURO STOXX 50 Index	June 2013	515	18,122	696
Topix Index	June 2013	110	13,178	1,489
S&P ASX 200 Index	June 2013	63	8,450	327

Unrealized appreciation (depreciation) on open FTSE 100 Index and Dow Jones EURO STOXX 50 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At April 30, 2013, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

29

FTSE All-World ex-US Index Fund

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	6/26/13	GBP	12,700	USD	19,260	498
UBS AG	6/26/13	EUR	13,427	USD	17,356	353
UBS AG	6/18/13	JPY	728,718	USD	7,851	(368)
UBS AG	6/25/13	AUD	5,456	USD	5,687	(47)
UBS AG	6/18/13	JPY	349,680	USD	3,525	66
UBS AG	6/25/13	AUD	2,464	USD	2,526	20
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2013, the fund realized net foreign currency losses of $2,706,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the six months ended April 30, 2013, the fund realized gains on the sale of passive foreign investment companies of $444,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at April 30, 2013, had unrealized appreciation of $26,677,000 as of October 31, 2012, the most recent mark-to-market date for tax purposes. This amount has been distributed and is reflected in the balance of undistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2012, the fund had available capital losses totaling $445,007,000 to offset future net capital gains. Of this amount $281,206,000 is subject to expiration dates; $1,431,000 may be used to offset future net capital gains through October 31, 2015, $29,919,000 through October 31, 2016, $138,066,000 through October 31, 2017, $32,560,000 through October 31, 2018, and $79,230,000 through October 31, 2019. Capital losses of $163,801,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2013; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

30

FTSE All-World ex-US Index Fund

At April 30, 2013, the cost of investment securities for tax purposes was $16,458,164,000. Net unrealized appreciation of investment securities for tax purposes was $1,989,991,000, consisting of unrealized gains of $3,427,954,000 on securities that had risen in value since their purchase and $1,437,963,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2013, the fund purchased $2,757,181,000 of investment securities and sold $992,571,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,335,525,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2013	October 31, 2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	84,096	4,671	175,184	10,565
Issued in Lieu of Cash Distributions	7,016	392	25,449	1,587
Redeemed[1]	(99,691)	(5,673)	(962,294)	(58,735)
Net Increase (Decrease)—Investor Shares	(8,579)	(610)	(761,661)	(46,583)
Admiral Shares
Issued	320,487	11,345	1,206,952	46,680
Issued in Lieu of Cash Distributions	16,810	597	40,215	1,580
Redeemed[1]	(134,569)	(4,753)	(204,609)	(7,981)
Net Increase (Decrease)—Admiral Shares	202,728	7,189	1,042,558	40,279
Institutional Shares
Issued	544,267	6,018	845,324	10,262
Issued in Lieu of Cash Distributions	53,676	601	170,478	2,132
Redeemed[1]	(333,445)	(3,721)	(1,304,320)	(15,844)
Net Increase (Decrease) —Institutional Shares	264,498	2,898	(288,518)	(3,450)
Institutional Plus Shares
Issued	102,855	1,073	748,998	8,528
Issued in Lieu of Cash Distributions	20,614	218	37,707	438
Redeemed[1]	(76,648)	(803)	(99,040)	(1,121)
Net Increase (Decrease) —Institutional Plus Shares	46,821	488	687,665	7,845
ETF Shares
Issued	1,339,377	29,434	1,079,220	25,325
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	—	—	—	—
Net Increase (Decrease) —ETF Shares	1,339,377	29,434	1,079,220	25,325
1 Net of redemption fees for fiscal 2012 of $59,000 (fund total). Effective May 23, 2012, the redemption fee was eliminated.

H. In preparing the financial statements as of April 30, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

31

FTSE All-World ex-US Small-Cap Index Fund

Fund Profile
As of April 30, 2013

Share-Class Characteristics
	Investor	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VFSVX	VFSNX	VSS
Expense Ratio[1]	0.45%	0.24%	0.25%

Portfolio Characteristics
		FTSE
		Global
		Small Cap
		ex US
	Fund	Index
Number of Stocks	3,180	3,120
Median Market Cap	$1.5B	$1.5B
Price/Earnings Ratio	21.7x	21.8x
Price/Book Ratio	1.5x	1.5x
Return on Equity	11.0%	11.1%
Earnings Growth Rate	7.9%	7.8%
Dividend Yield	2.6%	2.6%
Turnover Rate
(Annualized)	35%	—
Short-Term Reserves	0.1%	—

Sector Diversification (% of equity exposure)
		FTSE Global
		Small Cap
	Fund	ex US Index
Consumer Discretionary	17.7%	17.6%
Consumer Staples	5.7	5.7
Energy	7.5	7.7
Financials	20.1	20.0
Health Care	5.7	5.7
Industrials	19.0	18.9
Information Technology	9.7	9.7
Materials	10.3	10.3
Telecommunication Services	1.2	1.3
Utilities	3.1	3.1

Volatility Measures
FTSE Global
Small Cap
ex US Index
R-Squared	0.99
Beta	1.01

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
Tourmaline Oil Corp.	Oil & Gas Exploration
	& Production	0.3%
Travis Perkins plc	Trading Companies &
	Distributors	0.3
Persimmon plc	Homebuilding	0.3
Emera Inc.	Electric	0.3
Mondi plc	Paper Products	0.3
Gildan Activewear Inc.	Apparel, Accessories
	& Luxury Goods	0.3
Atco Ltd.	Multi-Utilities	0.3
Keyera Corp.	Oil & Gas Refining &
	Marketing	0.3
Baytex Energy Corp.	Oil & Gas Exploration
	& Production	0.3
Dollarama Inc.	General Merchandise
	Stores	0.2
Top Ten		2.9%

The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of equity exposure)

1 The expense ratios shown are from the prospectus dated February 28, 2013, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2013, the annualized expense ratios were 0.41% for Investor Shares, 0.20% for Institutional Shares, and 0.21% for ETF Shares.

32

FTSE All-World ex-US Small-Cap Index Fund

Market Diversification (% of equity exposure)
		FTSE
		Global
		Small Cap
		ex US
	Fund	Index
Europe
United Kingdom	15.3%	15.6%
Germany	3.7	3.6
Switzerland	2.9	2.9
Sweden	2.3	2.3
France	2.3	2.2
Italy	2.0	2.0
Finland	1.8	1.8
Norway	1.6	1.6
Netherlands	1.4	1.4
Spain	1.3	1.2
Belgium	1.1	1.1
Denmark	1.0	1.0
Ireland	1.0	0.9
Other	1.5	1.5
Subtotal	39.2%	39.1%
Pacific
Japan	12.3%	12.2%
Australia	5.3	5.3
South Korea	4.0	3.9
Singapore	1.9	1.9
Hong Kong	1.0	1.5
Other	0.5	0.5
Subtotal	25.0%	25.3%
Emerging Markets
Taiwan	6.2%	6.3%
China	3.7	3.2
Brazil	2.3	2.4
India	1.6	1.6
Thailand	1.4	1.4
Malaysia	1.2	1.2
Indonesia	1.1	1.1
Other	4.4	4.6
Subtotal	21.9%	21.8%
North America
Canada	13.6%	13.5%
Middle East	0.3%	0.3%

33

FTSE All-World ex-US Small-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): April 2, 2009, Through April 30, 2013

Average Annual Total Returns: Periods Ended March 31, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Investor Shares	4/2/2009	9.07%	18.70%
Fee-Adjusted Returns		8.00	18.42
Institutional Shares	4/2/2009	9.30	18.99
Fee-Adjusted Returns		8.23	18.70
ETF Shares	4/2/2009
Market Price		9.41	19.12
Net Asset Value		9.28	18.95

Vanguard fund returns are adjusted to reflect the 0.50% fee on purchases and redemptions as of October 31, 2012. The fee does not apply to the ETF Shares. The Fiscal-Year Total Returns chart is not adjusted for fees.

See Financial Highlights for dividend and capital gains information.

34

FTSE All-World ex-US Small-Cap Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of April 30, 2013

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Australia
Seek Ltd.	298,392	3,462	0.2%
Australia—Other †		87,298	5.1%
		90,760	5.3%

[1]Austria †		10,505	0.6%

Belgium †		18,104	1.1%

Brazil †		40,175	2.3%

Cambodia †		785	0.0%

Canada
* Tourmaline Oil Corp.	140,830	5,587	0.3%
^ Emera Inc.	118,733	4,349	0.3%
Gildan Activewear Inc.	107,486	4,322	0.3%
Atco Ltd.	45,046	4,314	0.3%
Keyera Corp.	68,799	4,297	0.3%
Baytex Energy Corp.	108,477	4,287	0.2%
Dollarama Inc.	58,089	4,255	0.2%
Onex Corp.	82,507	4,115	0.2%
Vermilion Energy Inc.	79,376	4,073	0.2%
AltaGas Ltd.	103,255	3,848	0.2%
Methanex Corp.	84,577	3,585	0.2%
* New Gold Inc.	422,746	3,391	0.2%
* Open Text Corp.	51,461	3,363	0.2%
Peyto Exploration & Development Corp.	114,711	3,302	0.2%
Industrial Alliance Insurance & Financial Services Inc.	87,079	3,217	0.2%
Gibson Energy Inc.	106,755	2,782	0.2%
H&R REIT	111,437	2,738	0.2%
Canada—Other †		166,446	9.7%
		232,271	13.6%

35

FTSE All-World ex-US Small-Cap Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Chile †		12,067	0.7%
China †		62,626	3.7%
Colombia †		960	0.1%
Denmark
GN Store Nord A/S	173,417	3,172	0.2%
Denmark—Other †		14,429	0.8%
		17,601	1.0%
Egypt †		1,214	0.1%
Finland
Pohjola Bank plc Class A	167,522	2,852	0.2%
Elisa Oyj	148,801	2,823	0.2%
Finland—Other †		24,489	1.4%
		30,164	1.8%
France †		38,749	2.3%
Germany
Symrise AG	98,984	4,231	0.2%
ProSiebenSat.1 Media AG Prior Pfd.	77,104	2,943	0.2%
Germany—Other †		55,258	3.2%
		62,432	3.6%
Greece †		10,283	0.6%
Hong Kong †		16,988	1.0%
Hungary †		347	0.0%
India †		27,455	1.6%
Indonesia †		18,364	1.1%
Ireland
Paddy Power plc	32,998	2,780	0.2%
Ireland—Other †		14,701	0.8%
		17,481	1.0%
Israel †		5,354	0.3%
Italy †		35,001	2.0%
Japan †		209,533	12.3%
Malaysia †		20,573	1.2%
Mexico †		16,219	0.9%

36

FTSE All-World ex-US Small-Cap Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Netherlands
Delta Lloyd NV	155,656	2,993	0.2%
Nutreco NV	31,149	2,962	0.2%
Netherlands—Other †		18,312	1.0%
		24,267	1.4%

New Zealand †		7,894	0.5%

Norway
TGS Nopec Geophysical Co. ASA	92,916	3,341	0.2%
Petroleum Geo-Services ASA	193,506	2,843	0.2%
Norway—Other †		20,670	1.2%
		26,854	1.6%

Philippines †		13,453	0.8%

Poland †		8,598	0.5%

Portugal †		5,292	0.3%

Russia †		1,420	0.1%

[1]Singapore †		32,843	1.9%

South Africa †		8,204	0.5%

South Korea †		67,748	4.0%

Spain †		21,409	1.2%

Sweden
Trelleborg AB Class B	217,251	3,235	0.2%
Sweden—Other †		35,716	2.1%
		38,951	2.3%
Switzerland
* Dufry AG	23,432	3,122	0.2%
Galenica AG	4,355	2,860	0.2%
Switzerland—Other †		43,478	2.5%
		49,460	2.9%

Taiwan †		106,649	6.2%

Thailand †		24,017	1.4%

Turkey †		12,591	0.7%

United Kingdom
Travis Perkins plc	217,456	4,852	0.3%
Persimmon plc	269,884	4,534	0.3%
Mondi plc	326,824	4,343	0.2%
* Barratt Developments plc	869,762	4,210	0.2%
Taylor Wimpey plc	2,881,204	4,169	0.2%
Ashtead Group plc	448,015	4,097	0.2%
Berkeley Group Holdings plc	110,069	3,569	0.2%

37

FTSE All-World ex-US Small-Cap Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
Pennon Group plc		330,504	3,520	0.2%
Rotork plc		76,539	3,463	0.2%
Spectris plc		104,141	3,419	0.2%
Inchcape plc		413,503	3,224	0.2%
Provident Financial plc		126,371	3,203	0.2%
DS Smith plc		855,515	3,108	0.2%
Derwent London plc		85,291	3,060	0.2%
Spirax-Sarco Engineering plc		74,876	3,059	0.2%
Amlin plc		438,575	2,893	0.2%
Capital & Counties Properties plc		597,536	2,861	0.2%
Hiscox Ltd.		323,551	2,820	0.2%
* Premier Oil plc		468,147	2,717	0.2%
United Kingdom—Other †			197,059	11.5%
			264,180	15.5%
Total Common Stocks (Cost $1,534,872)			1,709,841	100.0%

	Coupon
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.142%	81,657,147	81,657	4.8%

U.S. Government and Agency Obligations †			1,000	0.1%
Total Temporary Cash Investments (Cost $82,657)			82,657	4.9%
Total Investments (Cost $1,617,529)			1,792,498	104.9%
Other Assets and Liabilities
Other Assets			9,987	0.6%
Liabilities[3]			(93,250)	(5.5%)
			(83,263)	(4.9%)
Net Assets			1,709,235	100.0%

38

FTSE All-World ex-US Small-Cap Index Fund

At April 30, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	1,545,159
Undistributed Net Investment Income	172
Accumulated Net Realized Losses	(11,147)
Unrealized Appreciation (Depreciation)
Investment Securities	174,969
Foreign Currencies	82
Net Assets	1,709,235

Investor Shares—Net Assets
Applicable to 7,736,418 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	283,706
Net Asset Value Per Share—Investor Shares	$36.67

Institutional Shares—Net Assets
Applicable to 90,660 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	16,663
Net Asset Value Per Share—Institutional Shares	$183.80

ETF Shares—Net Assets
Applicable to 14,647,971 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,408,866
Net Asset Value Per Share—ETF Shares	$96.18

See Note A in Notes to Financial Statements.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $77,136,000.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2013, the aggregate value of these securities was $1,025,000, representing 0.1% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $81,657,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

39

FTSE All-World ex-US Small-Cap Index Fund

Statement of Operations

Six Months Ended
April 30, 2013
($000)
Investment Income
Income
Dividends[1]	18,152
Interest[2]	5
Security Lending	940
Total Income	19,097
Expenses
The Vanguard Group—Note B
Investment Advisory Services	74
Management and Administrative—Investor Shares	430
Management and Administrative—Institutional Shares	11
Management and Administrative—ETF Shares	792
Marketing and Distribution—Investor Shares	25
Marketing and Distribution—Institutional Shares	1
Marketing and Distribution—ETF Shares	150
Custodian Fees	290
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	5
Trustees’ Fees and Expenses	1
Total Expenses	1,780
Net Investment Income	17,317
Realized Net Gain (Loss)
Investment Securities Sold	31,705
Futures Contracts	(216)
Foreign Currencies	(193)
Realized Net Gain (Loss)	31,296
Change in Unrealized Appreciation (Depreciation)
Investment Securities	125,672
Foreign Currencies	93
Change in Unrealized Appreciation (Depreciation)	125,765
Net Increase (Decrease) in Net Assets Resulting from Operations	174,378
1 Dividends are net of foreign withholding taxes of $1,565,000.
2 Interest income from an affiliated company of the fund was $5,000.

See accompanying Notes, which are an integral part of the Financial Statements.

40

FTSE All-World ex-US Small-Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	17,317	31,429
Realized Net Gain (Loss)	31,296	(30,375)
Change in Unrealized Appreciation (Depreciation)	125,765	52,268
Net Increase (Decrease) in Net Assets Resulting from Operations	174,378	53,322
Distributions
Net Investment Income
Investor Shares	(4,960)	(7,199)
Institutional Shares	(325)	(1,166)
ETF Shares	(24,072)	(34,718)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(29,357)	(43,083)
Capital Share Transactions
Investor Shares	26,273	25,300
Institutional Shares	332	(18,363)
ETF Shares	250,522	125,656
Net Increase (Decrease) from Capital Share Transactions	277,127	132,593
Total Increase (Decrease)	422,148	142,832
Net Assets
Beginning of Period	1,287,087	1,144,255
End of Period[1]	1,709,235	1,287,087
1 Net Assets—End of Period includes undistributed net investment income of $172,000 and $9,709,000.

See accompanying Notes, which are an integral part of the Financial Statements.

41

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

Investor Shares	Six Months				March 19,
	Ended				2009[1] to
	April 30,	Year Ended October 31,			Oct. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$33.21	$32.89	$36.34	$29.83	$20.00
Investment Operations
Net Investment Income	. 407.798		. 854	. 603 [2]	.257[2]
Net Realized and Unrealized Gain (Loss)
on Investments [3]	3.757	.649	(3.231)	6.430	9.573
Total from Investment Operations	4.164	1.447	(2.377)	7.033	9.830
Distributions
Dividends from Net Investment Income	(.704)	(1.127)	(.782)	(. 314)	—
Distributions from Realized Capital Gains	—	—	(. 291)	(. 209)	—
Total Distributions	(.704)	(1.127)	(1.073)	(. 523)	—
Net Asset Value, End of Period	$36.67	$33.21	$32.89	$36.34	$29.83

Total Return[4]	12.71%	4.77%	-6.85%	23.90%	49.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$284	$232	$204	$170	$62
Ratio of Total Expenses to
Average Net Assets	0.41%	0.45%	0.50%	0.55%	0.78%[5]
Ratio of Net Investment Income to
Average Net Assets	2.19%	2.54%	2.35%	1.89%	1.49%[5]
Portfolio Turnover Rate [6]	35%	18%	37%	19%	19%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Subscription period for the fund was March 19, 2009, to April 2, 2009, during which time all assets were held in money market instruments. Performance measurement began April 2, 2009, at a net asset value of $20.00.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.01, $.03, $.06, $.05, and $.04.
4 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

Institutional Shares	Six Months				April 2,
	Ended				2009[1] to
	April 30,	Year Ended October 31,			Oct. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$166.39	$165.23	$182.36	$149.40	$100.00
Investment Operations
Net Investment Income	2.213	4.244	4.892	3.284 [2]	1.625[2]
Net Realized and Unrealized Gain (Loss)
on Investments [3]	18.860	3.315	(16.420)	32.377	47.775
Total from Investment Operations	21.073	7.559	(11.528)	35.661	49.400
Distributions
Dividends from Net Investment Income	(3.663)	(6.399)	(4.143)	(1.655)	—
Distributions from Realized Capital Gains	—	—	(1.459)	(1.046)	—
Total Distributions	(3.663)	(6.399)	(5.602)	(2.701)	—
Net Asset Value, End of Period	$183.80	$166.39	$165.23	$182.36	$149.40

Total Return[4]	12.84%	5.00%	-6.64%	24.21%	49.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17	$15	$35	$9	$7
Ratio of Total Expenses to
Average Net Assets	0.20%	0.24%	0.25%	0.30%	0.52%[5]
Ratio of Net Investment Income to
Average Net Assets	2.40%	2.75%	2.60%	2.14%	1.75%[5]
Portfolio Turnover Rate [6]	35%	18%	37%	19%	19%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.04, $.20, $.18, $.32, and $.27.
4 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

ETF Shares	Six Months				April 2,
	Ended				2009[1] to
	April 30,	Year Ended October 31,			Oct. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$87.11	$86.38	$95.38	$78.21	$52.36
Investment Operations
Net Investment Income	1.158	2.252	2.450	1.750 [2]	.714[2]
Net Realized and Unrealized Gain (Loss)
on Investments [3]	9.862	1.707	(8.505)	16.884	25.136
Total from Investment Operations	11.020	3.959	(6.055)	18.634	25.850
Distributions
Dividends from Net Investment Income	(1.950)	(3.229)	(2.182)	(. 917)	—
Distributions from Realized Capital Gains	—	—	(.763)	(. 547)	—
Total Distributions	(1.950)	(3.229)	(2.945)	(1.464)	—
Net Asset Value, End of Period	$96.18	$87.11	$86.38	$95.38	$78.21

Total Return	12.82%	4.99%	-6.67%	24.17%	49.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,409	$1,040	$906	$626	$283
Ratio of Total Expenses to
Average Net Assets	0.21%	0.25%	0.28%	0.33%	0.55%[4]
Ratio of Net Investment Income to
Average Net Assets	2.39%	2.74%	2.57%	2.11%	1.72%[4]
Portfolio Turnover Rate [5]	35%	18%	37%	19%	19%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.02, $.07, $.13, $.14, and $.07.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

44

FTSE All-World ex-US Small-Cap Index Fund

Notes to Financial Statements

Vanguard FTSE All-World ex-US Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

45

FTSE All-World ex-US Small-Cap Index Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended April 30, 2013, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on quarterly average aggregate settlement values. The fund had no open futures contracts at April 30, 2013.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2009–2012), and for the period ended April 30, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2013, the fund had contributed capital of $204,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.08% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

46

FTSE All-World ex-US Small-Cap Index Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	301,690	—	3
Common Stocks—Other	—	1,407,131	1,017
Temporary Cash Investments	81,657	1,000	—
Total	383,347	1,408,131	1,020

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2013, the fund realized net foreign currency losses of $193,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the six months ended April 30, 2013, the fund realized gains on the sale of passive foreign investment companies of $2,696,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at April 30, 2013, had unrealized appreciation of $11,641,000 as of October 31, 2012, the most recent mark-to-market date for tax purposes. This amount has been distributed and is reflected in the balance of undistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2012, the fund had available capital losses totaling $39,583,000 to offset future net capital gains. Of this amount, $8,715,000 is subject to expiration on October 31, 2019. Capital losses of $30,868,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2013; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

47

FTSE All-World ex-US Small-Cap Index Fund

At April 30, 2013, the cost of investment securities for tax purposes was $1,629,170,000. Net unrealized appreciation of investment securities for tax purposes was $163,328,000, consisting of unrealized gains of $322,532,000 on securities that had risen in value since their purchase and $159,204,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended April 30, 2013, the fund purchased $526,551,000 of investment securities and sold $259,346,000 of investment securities, other than temporary cash investments. Purchases and sales include $208,160,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2013	October 31, 2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued[1]	43,703	1,248	70,079	2,201
Issued in Lieu of Cash Distributions	4,384	129	6,336	209
Redeemed [2]	(21,814)	(628)	(51,115)	(1,620)
Net Increase (Decrease)—Investor Shares	26,273	749	25,300	790
Institutional Shares
Issued[1]	7	—	—	—
Issued in Lieu of Cash Distributions	325	2	1,040	7
Redeemed [2]	—	—	(19,403)	(128)
Net Increase (Decrease)—Institutional Shares	332	2	(18,363)	(121)
ETF Shares
Issued[1]	250,522	2,706	125,656	1,456
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed [2]	—	—	—	—
Net Increase (Decrease)—ETF Shares	250,522	2,706	125,656	1,456

1 Includes purchase fees for fiscal 2013 and 2012 of $217,000 and $586,000, respectively (fund totals). 2 Net of redemption fees for fiscal 2013 and 2012 of $104,000 and $419,000, respectively (fund totals).

G. In preparing the financial statements as of April 30, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

48

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

49

Six Months Ended April 30, 2013
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	10/31/2012	4/30/2013	Period
Based on Actual Fund Return
FTSE All-World ex-US Index Fund
Investor Shares	$1,000.00	$1,127.11	$1.58
Admiral Shares	1,000.00	1,127.91	0.79
Institutional Shares	1,000.00	1,128.11	0.63
Institutional Plus Shares	1,000.00	1,128.22	0.53
ETF Shares	1,000.00	1,127.76	0.79
FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	$1,000.00	$1,127.06	$2.16
Institutional Shares	1,000.00	1,128.41	1.06
ETF Shares	1,000.00	1,128.17	1.11
Based on Hypothetical 5% Yearly Return
FTSE All-World ex-US Index Fund
Investor Shares	$1,000.00	$1,023.31	$1.51
Admiral Shares	1,000.00	1,024.05	0.75
Institutional Shares	1,000.00	1,024.20	0.60
Institutional Plus Shares	1,000.00	1,024.30	0.50
ETF Shares	1,000.00	1,024.05	0.75
FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	$1,000.00	$1,022.76	$2.06
Institutional Shares	1,000.00	1,023.80	1.00
ETF Shares	1,000.00	1,023.75	1.05

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the FTSE All-World ex-US Index Fund, 0.30% for Investor Shares, 0.15% for Admiral Shares, 0.12% for Institutional Shares, 0.10% for Institutional Plus Shares, and 0.15% for ETF Shares; and for the FTSE All-World ex-US Small-Cap Index Fund, 0.41% for Investor Shares, 0.20% for Institutional Shares, and 0.21% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

50

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard FTSE All-World ex-US and FTSE All-World ex-US Small-Cap Index Funds has renewed the funds’ investment advisory arrangements with The Vanguard Group, Inc. (Vanguard). Vanguard—through its Equity Investment Group—serves as the investment advisor for each of the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the investment management services provided to the FTSE All-World ex-US Index Fund since its inception in 2007 and to the FTSE All-World ex-US Small-Cap Index Fund since its inception in 2009, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Equity Investment Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance
The board considered each fund’s performance since its inception, including any periods of outperformance or underperformance relative to a target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory fee rate was also well below its peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the funds’ at-cost arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements after a one-year period.

51

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

52

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

53

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
IndependentTrustees	of the U. S. Presidential Commission for the Study
of Bioethical Issues.
Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal	JoAnn Heffernan Heisen
Occupation(s) During the Past Five Years: Executive	Born 1950. Trustee Since July 1998. Principal
Chief Staff and Marketing Officer for North America	Occupation(s) During the Past Five Years: Corporate
and Corporate Vice President (retired 2008) of Xerox	Vice President and Chief Global Diversity Officer
Corporation (document management products and	(retired 2008) and Member of the Executive
services); Executive in Residence and 2010	Committee (1997–2008) of Johnson & Johnson
Distinguished Minett Professor at the Rochester	(pharmaceuticals/medical devices/consumer
Institute of Technology; Director of SPX Corporation	products); Director of Skytop Lodge Corporation
(multi-industry manufacturing), the United Way of	(hotels), the University Medical Center at Princeton,
Rochester, Amerigroup Corporation (managed health	the Robert Wood Johnson Foundation, and the Center
care), the University of Rochester Medical Center,	for Talent Innovation; Member of the Advisory Board
Monroe Community College Foundation, and North	of the Maxwell School of Citizenship and Public Affairs
Carolina A&T University.	at Syracuse University.

Rajiv L. Gupta	F. Joseph Loughrey
Born 1945. Trustee Since December 2001.[2]	Born 1949. Trustee Since October 2009. Principal
Principal Occupation(s) During the Past Five Years:	Occupation(s) During the Past Five Years: President
Chairman and Chief Executive Officer (retired 2009)	and Chief Operating Officer (retired 2009) of Cummins
and President (2006–2008) of Rohm and Haas Co.	Inc. (industrial machinery); Chairman of the Board of
(chemicals); Director of Tyco International, Ltd.	Hillenbrand, Inc. (specialized consumer services);
(diversified manufacturing and services), Hewlett-	Director of SKF AB (industrial machinery), the Lumina
Packard Co. (electronic computer manufacturing),

Foundation for Education, and Oxfam America;	Executive Officers
Chairman of the Advisory Council for the College of
Arts and Letters and Member of the Advisory Board to	Glenn Booraem
the Kellogg Institute for International Studies at the	Born 1967. Controller Since July 2010. Principal
University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Chris D. McIsaac
Industries, Inc. (housewares/lignite) and of Hyster-Yale	Kathleen C. Gubanich	Michael S. Miller
Materials Handling, Inc. (forklift trucks); Director of	Paul A. Heller	James M. Norris
the National Association of Manufacturers; Chairman	Martha G. King	Glenn W. Reed
of the Board of University Hospitals of Cleveland;	John T. Marcante
Advisory Chairman of the Board of The Cleveland
Museum of Art.
Chairman Emeritus and Senior Advisor
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal	John J. Brennan
Occupation(s) During the Past Five Years: President	Chairman, 1996–2009
and Chief Operating Officer (retired 2010) of Corning	Chief Executive Officer and President, 1996–2008
Incorporated (communications equipment); Director
of SPX Corporation (multi-industry manufacturing);	Founder
Overseer of the Amos Tuck School of Business
Administration at Dartmouth College; Advisor to the	John C. Bogle
Norris Cotton Cancer Center.	Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600
Connect with Vanguard® > vanguard.com

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With Hearing Impairment > 800-749-7273	Index is calculated by FTSE or its agent. FTSE and its
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This material may be used in conjunction	advise, recommend, endorse or promote the Product
with the offering of shares of any Vanguard	and do not accept any liability whatsoever to any
fund only if preceded or accompanied by	person arising out of (a) the use of, reliance on or any
the fund’s current prospectus.	error in the Index or (b) investment in or operation of
the Product. FTSE makes no claim, prediction, warranty
All comparative mutual fund data are from Lipper Inc. or	or representation either as to the results to be obtained
Morningstar, Inc., unless otherwise noted.	from the Product or the suitability of the Index for the
purpose to which it is being put by Vanguard.
You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2013 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. Q7702 062013

Semiannual Report | April 30, 2013

Vanguard Global ex-U.S. Real Estate
Index Fund

> Vanguard Global ex-U.S. Real Estate Index Fund returned about 21% for the six months ended April 30, 2013.

> Pacific-region countries, especially Japan, accounted for a substantial portion of the fund’s gain.

> The fund outperformed the average return of its peer group.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	7
Performance Summary.	9
Financial Statements.	10
About Your Fund’s Expenses.	28
Trustees Approve Advisory Arrangement.	30
Glossary.	31

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Our cover photograph shows rigging on the HMSSurprise, a replica of an 18th-century Royal Navy frigate. It was featured in the 2003 movie Master and Commander: The Far Side of the World, which was based on Patrick O’Brian’s sea novels, set amid the Napoleonic Wars. Vanguard was named for another ship of that era, the HMSVanguard, which was the flagship of British Admiral Horatio Nelson at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended April 30, 2013
Total
Returns
Vanguard Global ex-U.S. Real Estate Index Fund
Investor Shares	21.06%
Signal® Shares	21.11
Institutional Shares	21.13
ETF Shares
Market Price	21.14
Net Asset Value	21.05
S&P Global ex-U.S. Property Index	20.94
International Real Estate Funds Average	18.67
International Real Estate Funds Average: Derived from data provided by Lipper Inc.

Signal Shares and Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573; 8,090,646.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
October 31, 2012, Through April 30, 2013
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Global ex-U.S. Real Estate Index
Fund
Investor Shares	$21.04	$24.41	$0.925	$0.000
Signal Shares	31.87	36.97	1.418	0.000
Institutional Shares	106.19	123.21	4.722	0.000
ETF Shares	52.60	61.03	2.336	0.000

1

Chairman’s Letter

Dear Shareholder,

Vanguard Global ex-U.S. Real Estate Index Fund returned about 21% for the six months ended April 30, 2013. The fund’s result was in line with that of its benchmark, the Standard & Poor’s Global ex-U.S. Property Index, and ahead of the 19% average return of its peer group.

The fund invests internationally in real estate companies, including real estate investment trusts (REITs), in developed and developing economies that constitute about 60% of the global market for real estate stocks. Japan, the largest real estate market abroad, accounted for an outsized contribution to the fund’s return during the period.

The stock rally persisted, but not without challenges
Global stocks delivered a vigorous performance, recording positive returns in five of the six months ended April 30. U.S. equities returned about 15% for the half year, and the S&P 500 Index closed April the same way it had March: at an all-time high. Also following a productive path were international equities, which returned almost 13% in U.S. dollars for the period.

Despite the impressive results and relatively low volatility, the period had its share of potential pitfalls. Investors continued to worry about the pace of growth in China and the United States. And the deadly Boston Marathon bombing on April 15 triggered market anxiety.

2

Bonds notched a slight return as yields remained low
The Federal Reserve and other major central banks continued to engage in monetary easing as they aimed to spur economic growth. This included a surprisingly aggressive turnaround in policies by the Bank of Japan. Monetary easing has lowered bond yields; increased investor demand for higher-yielding, and riskier, assets, such as dividend-paying stocks and real estate investment trusts (REITs).

In the United States, the broad U.S. taxable bond market returned 0.9% for the six months, following a 1.0% boost in April. The yield of the 10-year U.S. Treasury note closed the period at 1.67%, a couple of ticks lower than its starting level of 1.69% and lower still than the 1.85% it registered a month earlier. (Bond yields and prices move in opposite directions.)

U.S. municipal bonds delivered a return closer to 2%, with more than half the gain coming in April. The Federal Reserve’s target for short-term interest rates remained pegged between 0% and 0.25%, which kept a firm leash on returns from money market and savings accounts.

Japan’s contribution to return expanded significantly
Real estate securities generated strong returns during the six months ended April 30, both in the United States and

Market Barometer

			Total Returns
		Periods Ended April 30, 2013
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	15.05%	17.17%	5.49%
Russell 2000 Index (Small-caps)	16.58	17.69	7.27
Russell 3000 Index (Broad U.S. market)	15.16	17.21	5.63
MSCI All Country World Index ex USA (International)	12.78	14.15	-0.84

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	0.90%	3.68%	5.72%
Barclays Municipal Bond Index (Broad tax-exempt market)	1.78	5.19	6.09
Citigroup Three-Month U.S. Treasury Bill Index	0.05	0.08	0.28

CPI
Consumer Price Index	0.52%	1.06%	1.60%

3

in international markets. The S&P Global ex-U.S. Property Index, your fund’s benchmark, returned almost 21%.

The bulk of the fund’s return came from its holdings in developed Pacific markets, a group that includes Japan, Australia, Hong Kong, Singapore, and New Zealand. These nations accounted for about 70% of the fund’s gain. The size of that contribution, as you would expect, reflects the heavy weighting of developed Pacific countries in the fund’s target index.

In the most recent six-month period, Japan’s role was especially important: Although real estate securities from the island nation accounted for around 25% of the fund’s assets on April 30, they were responsible for almost 50% of its return.

Japan’s real estate securities participated in a strong stock market rally—the MSCI Japan Index rose about 31% over the six months—as investors anticipated that the newly elected government would encourage the Bank of Japan to take dramatic steps to stimulate the economy. These expectations were realized in early April. In addition to boosting its bond-buying program, the Bank of Japan expanded its program of buying REITs.

Among emerging markets, China made the most substantial contribution to the fund’s return. Other emerging economies, especially Indonesia, Thailand, Philippines, and South Africa, also added to return. Only a handful, including Russia, Egypt, and Brazil, saw declines.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Signal	Institutional	ETF	Peer Group
	Shares	Shares	Shares	Shares	Average
Global ex-U.S. Real Estate Index Fund	0.45%	0.32%	0.29%	0.32%	1.36%

The fund expense ratios shown are from the prospectus dated February 28, 2013, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2013, the fund’s annualized expense ratios were 0.41% for Investor Shares, 0.28% for Signal Shares, 0.25% for Institutional Shares, and 0.28% for ETF Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2012.

Peer group: International Real Estate Funds.

4

Despite the fiscal challenges faced by much of developed Europe, most markets there posted solid results for real estate securities. Exceptions included Germany and troubled Spain. The major contributor to the fund’s return was its allocation to the United Kingdom.

The wisdom of rebalancing holds true as stocks climb
More than four years have passed since the U.S. stock market began an impressive recovery from the depths of the 2008–2009 global financial crisis. The S&P 500 Index has risen from a low of 677 on March 9, 2009, to a close of 1,598 on April 30, 2013, a cumulative total return (including dividends) of 158%. International stock markets, while not back to peak levels, have also rebounded strikingly.

The largest markets for real estate stocks
(as of April 30, 2013)
United States	39%
Japan	15
Hong Kong	8
Australia	7
Singapore	4
China	4
United Kingdom	4
France	3
Canada	2
Other	14
Source: S&P Global Property Index.

Such a strong recovery is, of course, a welcome development that few would have predicted four years ago. And investors who had the discipline to maintain their stock allocation as part of a balanced, diversified portfolio have been able to more than recoup their crisis-era losses.

Discipline is just as important in good times as in bad. At Vanguard, we have long counseled investors to “stay the course”—to maintain a long-term commitment to a sensible portfolio. But staying the course doesn’t mean you should avoid taking action altogether.

Over time, returns will shift the weighting of stocks and bonds in a portfolio, and its asset mix may become more aggressive than originally planned. To manage this risk, investors should periodically consider rebalancing, or adjusting their asset allocation to bring it back to its target.

For example, you should consider rebalancing if you’ve established a 60%/40% stock/bond portfolio and you find that your target allocation is now off by 5 percentage points or more. (For more on this topic, see Best Practices for Portfolio Rebalancing, available at vanguard.com/research.)

5

I realize that it’s not easy to contemplate rebalancing when stocks have surged and expectations for bond returns are very modest. However, we believe that bonds will continue to play a valuable role in helping to smooth out stocks’ volatility. Without rebalancing, an investor could end up with a portfolio that’s very different from—and potentially more risky than—what he or she intended.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 17, 2013

Global ex-U.S. Real Estate Index Fund

Fund Profile
As of April 30, 2013

Share-Class Characteristics
	Investor	Signal	Institutional
	Shares	Shares	Shares	ETF Shares
Ticker Symbol	VGXRX	VGRLX	VGRNX	VNQI
Expense Ratio[1]	0.45%	0.32%	0.29%	0.32%

Portfolio Characteristics
		S&P
		Global
		ex-U.S.
		Property
	Fund	Index
Number of Stocks	468	450
Median Market Cap	$6.5B	$6.5B
Price/Earnings Ratio	14.4x	14.5x
Price/Book Ratio	1.3x	1.3x
Return on Equity	7.2%	7.2%
Earnings Growth Rate	7.2%	7.2%
Dividend Yield	3.0%	3.0%
Turnover Rate
(Annualized)	5%	—
Short-Term Reserves	0.0%	—

Ten Largest Holdings (% of total net assets)
Mitsubishi Estate Co.	Diversified Real
Ltd.	Estate Activities	5.3%
Mitsui Fudosan Co. Ltd.	Diversified Real
	Estate Activities	3.5
Westfield Group	Retail REITs	2.9
Unibail-Rodamco SE	Retail REITs	2.8
Sumitomo Realty &	Diversified Real
Development Co. Ltd.	Estate Activities	2.7
Sun Hung Kai Properties Diversified Real
Ltd.	Estate Activities	2.6
Cheung Kong Holdings	Real Estate
Ltd.	Development	2.4
Daiwa House Co.	Diversified Real
	Estate Activities	1.9
Link REIT	Retail REITs	1.5
China Overseas Ltd.	Real Estate
	Development	1.5
Top Ten		27.1%

The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of portfolio)

1 The expense ratios shown are from the prospectus dated February 28, 2013, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2013, the fund’s annualized expense ratios were 0.41% for Investor Shares, 0.28% for Signal Shares, 0.25% for Institutional Shares, and 0.28% for ETF Shares.

7

Global ex-U.S. Real Estate Index Fund

Market Diversification (% of equity exposure)
		S&P
		Global
		ex-U.S.
		Property
	Fund	Index
Europe
United Kingdom	6.4%	6.4%
France	4.7	4.7
Switzerland	1.5	1.5
Germany	1.3	1.2
Sweden	1.3	1.3
Netherlands	1.0	1.0
Other	1.9	2.0
Subtotal	18.1%	18.1%
Pacific
Japan	25.0%	25.2%
Hong Kong	13.0	14.2
Australia	11.9	11.9
Singapore	7.7	7.6
Other	0.5	0.5
Subtotal	58.1%	59.4%
Emerging Markets
China	7.1%	6.0%
South Africa	2.1	2.1
Brazil	1.6	1.7
Indonesia	1.5	1.5
Philippines	1.4	1.5
Thailand	1.4	1.2
Taiwan	1.2	1.2
Other	3.1	2.9
Subtotal	19.4%	18.1%
North America
Canada	3.9%	3.9%
Middle East	0.5%	0.5%

8

Global ex-U.S. Real Estate Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 1, 2010, Through April 30, 2013

Average Annual Total Returns: Periods Ended March 31, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Investor Shares	11/1/2010	28.28%	9.85%
Fee-Adjusted Returns		27.66	9.63
Signal Shares	2/10/2011	28.37	11.56
Fee-Adjusted Returns		27.75	11.31
Institutional Shares	4/19/2011	28.42	11.40
Fee-Adjusted Returns		27.80	11.13
ETF Shares	11/1/2010
Market Price		29.04	10.05
Net Asset Value		28.32	9.97

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases and redemptions. The fees do not apply to the ETF Shares. The
Fiscal-Year Total Returns chart is not adjusted for fees.
See Financial Highlights for dividend and capital gains information.

9

Global ex-U.S. Real Estate Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2013

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)
Australia (11.8%)
	Westfield Group	2,894,787	35,016
	Westfield Retail Trust	4,319,431	14,770
	Stockland	3,127,131	12,567
	Goodman Group	2,136,976	11,560
	GPT Group	2,295,100	9,765
	Mirvac Group	4,817,812	8,847
	Lend Lease Group	735,215	8,218
	Dexus Property Group	6,846,577	8,190
	CFS Retail Property
	Trust Group	3,321,814	7,570
	Federation Centres Ltd.	2,021,091	5,448
	Commonwealth Property
	Office Fund	3,301,340	3,967
	Investa Office Fund	867,014	2,949
	Charter Hall Retail REIT	387,189	1,723
^	Cromwell Property Group	1,440,514	1,568
	BWP Trust	581,008	1,457
*	Shopping Centres
	Australasia Property
	Group	811,201	1,361
	Charter Hall Group	306,010	1,350
	Australand Property Group	325,076	1,264
	Abacus Property Group	379,342	920
	ALE Property Group	262,675	711
	FKP Property Group	256,980	438
*	Peet Ltd.	298,778	437
	Astro Japan
	Property Group	107,141	434
	Challenger Diversified
	Property Group	152,938	430
	Aspen Group	1,764,652	347
	Sunland Group Ltd.	183,149	277
*	Cromwell Property Group	116,963	95
			141,679
Austria (0.9%)
	IMMOFINANZ AG	1,499,883	6,133
	Atrium European
	Real Estate Ltd.	254,096	1,519

	CA Immobilien Anlagen AG	102,146	1,438
	Conwert Immobilien
	Invest SE	92,706	1,048
	S IMMO AG	76,666	479
			10,617
Belgium (0.5%)
	Cofinimmo	21,871	2,633
	Befimmo SCA Sicafi	22,438	1,557
^	Warehouses De Pauw SCA	14,933	955
^	Aedifica	12,982	870
			6,015
Brazil (1.6%)
*	BR Malls Participacoes SA	642,000	7,573
	Multiplan Empreendimentos
	Imobiliarios SA	125,400	3,579
	BR Properties SA	281,503	3,121
	Aliansce Shopping
	Centers SA	95,729	1,081
	Sao Carlos Empreendimentos
	e Participacoes SA	39,950	926
	Iguatemi Empresa de
	Shopping Centers SA	76,086	909
*	Jereissati Participacoes
	SA Prior Pfd.	818,676	692
	JHSF Participacoes SA	158,427	577
*	Cyrela Commercial
	Properties SA
	Empreendimentos
	e Participacoes	43,000	504
	Sonae Sierra Brasil SA	36,283	501
*	General Shopping Brasil SA	24,302	149
			19,612
Canada (3.9%)
	Brookfield Office
	Properties Inc.	356,815	6,570
	RioCan REIT	208,530	6,108
	H&R REIT	180,423	4,432
	Granite REIT	65,509	2,598
	Dundee REIT Class A	70,622	2,594
	Calloway REIT	78,181	2,344

10

Global ex-U.S. Real Estate Index Fund

			Market
			Value
		Shares	($000)
^	Boardwalk REIT	35,661	2,332
	First Capital Realty Inc.	118,571	2,290
	Canadian REIT	47,491	2,247
^	Cominar REIT	85,627	2,040
	Canadian Apartment
	Properties REIT	70,192	1,814
	Allied Properties REIT	47,638	1,631
^	Artis REIT	82,153	1,389
	Chartwell Retirement
	Residences	117,778	1,334
	Morguard Corp.	8,332	981
	Killam Properties Inc.	77,814	979
	Morguard REIT	46,217	840
	Northern Property REIT	23,437	751
	Brookfield Canada Office
	Properties	22,462	668
	Dundee International REIT	60,787	664
	Crombie REIT	38,409	594
	NorthWest Healthcare
	Properties REIT	24,407	317
	InnVest REIT	62,638	311
	Retrocom Mid-Market REIT	53,639	292
	Melcor Developments Ltd.	16,260	289
*	Mainstreet Equity Corp.	8,533	274
	InterRent REIT	35,196	213
			46,896
Chile (0.2%)
	Parque Arauco SA	739,388	1,912

China (7.0%)
	China Overseas Land &
	Investment Ltd.	5,405,550	16,505
	China Resources
	Land Ltd.	2,639,127	7,999
	Country Garden
	Holdings Co. Ltd.	9,486,908	5,375
	Shimao Property
	Holdings Ltd.	1,760,664	3,800
	China Vanke Co. Ltd.
	Class B	1,840,850	3,754
	Sino-Ocean Land
	Holdings Ltd.	5,202,891	3,435
	Longfor Properties
	Co. Ltd.	1,856,617	3,106
^	Evergrande Real
	Estate Group Ltd.	7,293,921	2,984
	Guangzhou R&F
	Properties Co. Ltd.	1,437,809	2,609
	Agile Property
	Holdings Ltd.	1,802,586	2,337
	SOHO China Ltd.	2,605,545	2,251
	Yuexiu Property Co. Ltd.	7,264,241	2,154
*	Poly Property
	Group Co. Ltd.	2,705,000	1,887

	Sunac China
	Holdings Ltd.	2,267,378	1,829
	New World China
	Land Ltd.	3,809,102	1,677
	Franshion Properties
	China Ltd.	4,738,054	1,619
*	Greentown China
	Holdings Ltd.	831,237	1,617
^	China Overseas Grand
	Oceans Group Ltd.	1,005,386	1,585
*	Hopson Development
	Holdings Ltd.	919,710	1,537
	Yuexiu REIT	2,414,516	1,356
	Shenzhen
	Investment Ltd.	3,076,077	1,293
	Shui On Land Ltd.	3,895,029	1,291
	KWG Property
	Holding Ltd.	1,781,158	1,232
^,*	Renhe Commercial
	Holdings Co. Ltd.	14,988,323	947
^	Tian An China
	Investment	1,275,761	900
	Shanghai Lujiazui
	Finance & Trade Zone
	Development Co. Ltd.
	Class B	653,800	899
^,*	Kaisa Group
	Holdings Ltd.	2,626,671	824
	Jiangsu Future
	Land Co. Ltd. Class B	870,650	674
	China Merchants
	Property Development
	Co. Ltd. Class B	199,200	617
*	Glorious Property
	Holdings Ltd.	3,644,036	569
	C C Land Holdings Ltd.	1,629,000	548
^	China South City
	Holdings Ltd.	2,999,111	511
	Beijing Capital Land Ltd.	1,391,034	509
^	Mingfa Group
	International Co. Ltd.	1,483,363	458
	Fantasia Holdings
	Group Co. Ltd.	2,914,943	455
	China SCE Property
	Holdings Ltd.	1,681,805	423
*	Shanghai Industrial
	Urban Development
	Group Ltd.	2,072,799	419
	Powerlong Real Estate
	Holdings Ltd.	1,537,139	368
	Shanghai Jinqiao Export
	Processing Zone
	Development Co. Ltd.
	Class B	367,734	350
	Silver Grant International	1,774,216	287

11

Global ex-U.S. Real Estate Index Fund

			Market
			Value
		Shares	($000)
	Minmetals Land Ltd.	1,802,000	258
*	Sinolink Worldwide
	Holdings Ltd.	2,552,643	201
	Hutchison Harbour
	Ring Ltd.	2,180,000	177
*	SRE Group Ltd.	4,304,986	161
*	China Properties
	Group Ltd.	586,524	146
*	Shui On Land Ltd.
	Rights Exp. 05/08/2013	1,289,009	136
			84,069
Egypt (0.1%)
*	Talaat Moustafa Group	1,518,845	864
*	Six of October
	Development &
	Investment	116,698	337
*	Palm Hills
	Developments SAE	597,594	187
			1,388
Finland (0.3%)
	Sponda Oyj	331,463	1,769
	Citycon Oyj	333,021	1,081
*	Technopolis Oyj	108,961	585
			3,435
France (4.7%)
^	Unibail-Rodamco SE	128,569	33,610
	Klepierre	137,708	5,844
^	Gecina SA	37,166	4,478
^	Fonciere Des Regions	52,283	4,171
^	ICADE	32,027	2,961
	Mercialys SA	76,987	1,718
	Societe Immobiliere de
	Location pour l’Industrie
	et le Commerce	11,714	1,375
	Altarea	4,723	876
	Societe de la Tour Eiffel	7,794	516
	ANF Immobilier	14,856	450
			55,999
Germany (1.3%)
	Deutsche Wohnen AG	225,498	3,977
	Deutsche Euroshop AG	64,538	2,767
	GSW Immobilien AG	66,506	2,670
	TAG Immobilien AG	185,058	2,244
*	GAGFAH SA	103,369	1,335
*	Alstria Office REIT-AG	87,273	1,058
^	Hamborner REIT AG	58,386	570
	DIC Asset AG	42,207	475
*	Patrizia Immobilien AG	37,611	382
	Prime Office REIT-AG	76,001	319
^,*	IVG Immobilien AG	195,175	165
			15,962

Hong Kong (13.0%)
	Sun Hung Kai
	Properties Ltd.	2,176,441	31,471
	Cheung Kong
	Holdings Ltd.	1,864,375	28,137
	Link REIT	3,223,589	18,274
	Hongkong Land
	Holdings Ltd.	1,656,212	12,059
	Hang Lung
	Properties Ltd.	2,721,691	10,597
	Henderson Land
	Development Co. Ltd.	1,360,375	9,872
	Sino Land Co. Ltd.	4,118,605	6,787
	Wheelock & Co. Ltd.	1,164,652	6,490
	Hang Lung Group Ltd.	1,040,413	6,142
	Swire Properties Ltd.	1,491,000	5,331
	Kerry Properties Ltd.	1,073,654	4,872
	Hysan Development
	Co. Ltd.	866,422	4,303
	Champion REIT	4,286,969	2,259
	Great Eagle Holdings Ltd.	378,697	1,608
^	Chinese Estates
	Holdings Ltd.	673,952	1,188
	K Wah International
	Holdings Ltd.	1,501,338	821
	Sunlight REIT	1,502,400	658
	Kowloon Development
	Co. Ltd.	461,414	612
	Prosperity REIT	1,470,649	523
	HKR International Ltd.	1,006,082	504
	Emperor International
	Holdings	1,627,832	456
*	Lai Sun Development 14,316,302		431
	Regal REIT	1,253,815	414
	TAI Cheung Holdings	468,131	374
	Soundwill Holdings Ltd.	130,000	318
	CSI Properties Ltd.	6,558,348	309
	Zall Development
	Group Ltd.	793,858	265
			155,075
India (0.3%)
	DLF Ltd.	502,530	2,230
*	Unitech Ltd.	1,873,732	938
*	Indiabulls Real Estate Ltd.	327,044	453
*	Housing Development &
	Infrastructure Ltd.	368,344	364
*	Parsvnath Developers Ltd.	169,671	108
*	DB Realty Ltd.	84,149	100
			4,193

12

Global ex-U.S. Real Estate Index Fund

			Market
			Value
		Shares	($000)
Indonesia (1.5%)
	Lippo Karawaci Tbk PT	26,698,000	3,711
	Bumi Serpong Damai PT	12,165,527	2,163
	Ciputra Development
	Tbk PT	14,787,000	2,097
	Summarecon Agung
	Tbk PT	6,863,500	1,838
	Alam Sutera Realty
	Tbk PT	15,228,797	1,647
	Pakuwon Jati Tbk PT	30,220,000	1,260
*	Sentul City Tbk PT	29,016,500	852
*	Kawasan Industri
	Jababeka Tbk PT	21,289,680	658
*	Modernland
	Realty Tbk PT	4,983,000	497
	Ciputra Surya Tbk PT	1,410,631	486
	Intiland Development
	Tbk PT	7,928,551	482
	Agung Podomoro
	Land Tbk PT	9,393,000	459
	Ciputra Property Tbk PT	3,624,596	433
*	Lippo Cikarang Tbk PT	544,000	384
*	Bakrieland
	Development Tbk PT	54,023,500	290
*	Bekasi Fajar Industrial
	Estate Tbk PT	2,787,082	286
	Metropolitan Land Tbk PT	3,821,500	244
			17,787
Israel (0.5%)
	Azrieli Group	49,569	1,431
	Gazit-Globe Ltd.	101,604	1,352
	Alony Hetz Properties &
	Investments Ltd.	92,164	604
	Norstar Holdings Inc.	17,369	458
*	Nitsba Holdings 1995 Ltd.	35,570	413
	Amot Investments Ltd.	144,835	407
	Melisron Ltd.	17,898	371
	Reit 1 Ltd.	113,143	253
*	Africa Israel
	Investments Ltd.	91,521	222
*	Airport City Ltd.	35,145	216
*	Jerusalem Oil Exploration	8,218	215
*	Africa Israel
	Investments Ltd.
	Rights Exp. 05/08/2013	1,990	7
			5,949
Italy (0.1%)
	Beni Stabili SPA	1,160,059	818
	Immobiliare Grande
	Distribuzione	251,021	272
^,*	Prelios SPA	501,126	48
			1,138

Japan (25.1%)
	Mitsubishi Estate Co. Ltd.	1,962,353	63,916
	Mitsui Fudosan Co. Ltd.	1,245,057	42,373
	Sumitomo Realty &
	Development Co. Ltd.	671,702	31,746
	Daiwa House
	Industry Co. Ltd.	845,674	19,114
	Nippon Building Fund Inc.	976	14,063
	Japan Real Estate
	Investment Corp.	836	11,230
	Daito Trust Construction
	Co. Ltd.	113,800	11,034
	Tokyu Land Corp.	625,056	7,685
	Japan Retail Fund
	Investment Corp.	2,922	6,927
	Tokyo Tatemono Co. Ltd.	612,166	5,674
	United Urban
	Investment Corp.	3,234	5,328
	Hulic Co. Ltd.	433,432	4,820
	Nomura Real Estate
	Holdings Inc.	171,429	4,609
	Japan Prime Realty
	Investment Corp.	1,162	4,270
	Advance Residence
	Investment Corp.	1,748	4,189
	Aeon Mall Co. Ltd.	112,212	3,613
	Frontier Real Estate
	Investment Corp.	346	3,548
	Orix JREIT Inc.	2,243	3,036
^	GLP J-Reit	2,588	2,673
^	Nomura Real Estate Office
	Fund Inc. Class A	406	2,594
	Nippon Accommodations
	Fund Inc.	326	2,534
	Mori Trust Sogo Reit Inc.	253	2,463
	Japan Logistics Fund Inc.	209	2,267
	NTT Urban
	Development Corp.	1,510	2,239
	Activia Properties Inc.	260	2,231
^	Industrial & Infrastructure
	Fund Investment Corp.	206	2,189
	Mori Hills REIT
	Investment Corp.	298	2,075
	Japan Excellent Inc.	299	2,043
	Kenedix Realty Investment
	Corp. Class A	403	1,891
	Daiwahouse Residential
	Investment Corp.	439	1,876
	Daikyo Inc.	429,000	1,659
^	Daiwa Office Investment
	Corp. Class A	305	1,453
	Fukuoka REIT Co.	171	1,449
	Tokyu REIT Inc.	225	1,434
	Japan Hotel REIT
	Investment Corp.	3,275	1,384

13

Global ex-U.S. Real Estate Index Fund

			Market
			Value
		Shares	($000)
	Premier Investment Corp.	295	1,367
	Heiwa Real Estate Co. Ltd.	49,332	1,257
^,*	Leopalace21 Corp.	221,450	1,227
	Nomura Real Estate
	Residential Fund Inc.	188	1,166
	Daiwa House REIT
	Investment Corp.	152	1,137
	Top REIT Inc.	212	1,137
	Daibiru Corp.	78,657	1,097
^	Sekisui House SI
	Investment Co.	209	1,069
	Global One Real Estate
	Investment Corp.	148	1,001
	TOC Co. Ltd.	123,729	976
	Heiwa Real Estate REIT Inc.	1,123	926
	Hankyu Reit Inc. Class A	135	893
	Japan Rental Housing
	Investments Inc. Class A	1,083	849
	Goldcrest Co. Ltd.	24,210	796
	Ichigo Real Estate
	Investment Corp.	1,042	683
	Takara Leben Co. Ltd.	32,713	673
	MID Reit Inc.	243	649
	Iida Home Max	29,144	559
^	Starts Proceed
	Investment Corp. Class A	163	311
	Tokyo Theatres Co. Inc.	129,017	265
	Kenedix Residential
	Investment Corp.	98	221
			299,888
Malaysia (0.9%)
	SP Setia Bhd.	1,442,700	1,625
*	UEM Land Holdings Bhd.	1,847,565	1,525
	KLCC Property
	Holdings Bhd.	495,900	1,182
	Sunway REIT	2,008,134	1,057
	IGB Corp. Bhd.	1,304,387	1,013
	Sunway Bhd.	1,005,020	957
	CapitaMalls Malaysia
	Trust	1,192,900	737
	Eastern & Oriental Bhd.	1,225,700	665
	Pavilion REIT	1,097,200	577
	Mah Sing Group Bhd.	622,300	464
	IJM Land Bhd.	441,941	375
	UOA Development Bhd.	500,800	364
*	YTL Land &
	Development Bhd.	372,500	110
*	Mah Sing Group
	Bhd. Warrants
	Exp. 03/18/2018	95,134	13
*	Sunway Bhd. Warrants
	Exp. 08/17/2016	27,544	5
			10,669

Mexico (0.7%)
Fibra Uno Administracion
SA de CV	1,852,224	7,124
Corp Inmobiliaria Vesta
SAB de CV	342,967	790
		7,914
Morocco (0.2%)
Douja Promotion Groupe
Addoha SA	195,847	1,274
* Alliances Developpement
Immobilier SA	7,717	438
* Cie Generale Immobiliere	2,882	191
		1,903
Netherlands (1.0%)
Corio NV	135,837	6,291
Wereldhave NV	30,529	2,220
Eurocommercial
Properties NV	49,585	2,024
Vastned Retail NV	27,023	1,207
^ Nieuwe Steen
Investments NV	80,345	601
		12,343
New Zealand (0.5%)
Kiwi Income
Property Trust	1,363,707	1,373
Goodman Property Trust	1,341,318	1,299
Precinct Properties
New Zealand Ltd.	1,114,240	1,027
Argosy Property Ltd.	954,995	855
DNZ Property Fund Ltd.	359,981	545
Vital Healthcare
Property Trust	382,036	451
Property for Industry Ltd.	270,000	305
		5,855
Norway (0.1%)
^ Norwegian Property ASA	729,642	1,023

Philippines (1.4%)
Ayala Land Inc.	7,711,900	6,091
SM Prime Holdings Inc.	9,810,200	4,774
Megaworld Corp.	16,447,000	1,661
Robinsons Land Corp.	2,271,850	1,420
* Belle Corp.	5,966,000	939
SM Development Corp.	3,830,126	791
Filinvest Land Inc.	13,569,000	673
Vista Land &
Lifescapes Inc.	3,999,000	638
Century Properties
Group Inc.	5,290,549	275
		17,262

14

Global ex-U.S. Real Estate Index Fund

			Market
			Value
		Shares	($000)
Poland (0.1%)
*	Globe Trade Centre SA	321,365	795
*	Echo Investment SA	339,538	614
			1,409
Russia (0.2%)
	LSR Group GDR	267,856	1,169
*	Etalon Group Ltd. GDR	170,659	733
			1,902
Singapore (7.6%)
	CapitaLand Ltd.	3,597,157	10,970
	Global Logistic
	Properties Ltd.	3,613,131	8,132
	CapitaMall Trust	3,613,034	6,812
	Ascendas REIT	2,575,521	5,767
	City Developments Ltd.	627,090	5,749
	Suntec REIT	2,977,127	4,707
	UOL Group Ltd.	750,878	4,360
	CapitaCommercial Trust	2,869,082	3,995
	CapitaMalls Asia Ltd.	1,932,942	3,305
	Keppel Land Ltd.	936,989	3,096
	Mapletree Logistics Trust	2,064,129	2,196
	Mapletree Industrial Trust	1,607,934	2,050
	Mapletree
	Commercial Trust	1,637,705	1,948
^	Fortune REIT	1,648,861	1,573
^	Keppel REIT	1,279,015	1,570
	Starhill Global REIT	1,945,968	1,524
	CDL Hospitality Trusts	921,402	1,499
	Frasers Centrepoint Trust	725,341	1,326
	Bukit Sembawang
	Estates Ltd.	219,650	1,274
	Wing Tai Holdings Ltd.	699,410	1,239
	United Industrial Corp. Ltd.	505,188	1,236
	Cambridge Industrial Trust	1,576,409	1,096
	Parkway Life REIT	487,255	1,058
	Ascott Residence Trust	895,463	1,023
	Cache Logistics Trust	868,405	998
	Singapore Land Ltd.	136,227	979
^,*	Yanlord Land Group Ltd.	815,204	936
	Lippo Malls Indonesia
	Retail Trust	2,185,706	933
	Far East Hospitality Trust	1,008,000	926
^	GuocoLand Ltd.	486,477	893
^	Sabana Shari’ah Compliant
	Industrial REIT	805,000	893
	First REIT	737,754	859
	Frasers Commercial Trust	668,867	847
	CapitaRetail China Trust	595,855	815
^	AIMS AMP Capital
	Industrial REIT	506,428	749
*	Wheelock Properties
	Singapore Ltd.	418,969	668
	Ascendas India Trust	952,666	635
	Ho Bee Investment Ltd.	324,903	568

^,*	Ying Li International
	Real Estate Ltd.	1,307,000	543
	Ascendas
	Hospitality Trust	626,000	518
	Perennial China
	Retail Trust	884,576	460
	Far East Orchard Ltd.	204,035	370
	Fragrance Group Ltd.	1,410,550	281
			91,376
South Africa (2.1%)
	Growthpoint
	Properties Ltd.	1,635,809	5,377
	Redefine Properties Ltd.	3,636,907	4,380
	Capital Property Fund	2,264,577	2,978
	Resilient Property Income
	Fund Ltd.	366,264	2,421
	Hyprop Investments Ltd.	211,289	1,866
	Fountainhead
	Property Trust	1,630,286	1,719
	Acucap Properties Ltd.	215,363	1,260
	SA Corporate Real Estate
	Fund Nominees Pty Ltd.	2,060,440	1,006
	Emira Property Fund	562,157	968
	Vukile Property Fund Ltd.	357,377	786
	Sycom Property Fund	176,267	572
	Rebosis Property Fund Ltd.	331,717	484
	Premium Properties Ltd.	128,158	306
	Hospitality Property F
	und Ltd. Class A	128,368	266
	Octodec Investments Ltd.	81,744	233
*	Sycom Property Fund
	Rights Exp. 05/17/2013	23,272	4
			24,626
Spain (0.0%)
^,*	Inmobiliaria Colonial SA	126,235	142

Sweden (1.3%)
	Castellum AB	242,594	3,632
	Hufvudstaden AB Class A	169,427	2,218
	Wallenstam AB	152,010	2,171
	Fabege AB	198,725	2,152
	Wihlborgs Fastigheter AB	96,653	1,601
	Kungsleden AB	190,718	1,337
*	Fastighets AB Balder	95,851	696
	Atrium Ljungberg AB	48,480	673
	Klovern AB	142,003	644
			15,124
Switzerland (1.5%)
	Swiss Prime Site AG	84,690	6,944
	PSP Swiss Property AG	54,420	5,109
	Mobimo Holding AG	8,622	1,938
	Allreal Holding AG	11,931	1,746
	Solvalor 61	5,078	1,217
	Intershop Holdings	1,777	611

15

Global ex-U.S. Real Estate Index Fund

	Zug Estates Holding AG
	Class B	353	473
*	Solvalor 61 Rights
	Exp. 05/08/2013	5,078	22
			18,060
Taiwan (1.2%)
	Ruentex Development
	Co. Ltd.	1,009,959	1,980
	Highwealth
	Construction Corp.	638,800	1,427
	Cathay Real Estate
	Development Co. Ltd.	1,911,000	1,147
	Cathay No 1 REIT	1,570,310	1,070
	Chong Hong
	Construction Co.	303,000	1,048
	Huaku Development
	Co. Ltd.	337,554	970
	Prince Housing &
	Development Corp.	1,237,202	886
	Farglory Land
	Development Co. Ltd.	399,000	763
	Radium Life Tech Co. Ltd.	799,171	666
	Huang Hsiang
	Construction Co.	247,000	658
	Kindom Construction Co.	518,000	559
	Hung Sheng
	Construction Co. Ltd.	638,000	528
*	Shining Building
	Business Co. Ltd.	540,580	409
	Kuoyang Construction
	Co. Ltd.	561,000	387
	KEE TAI Properties
	Co. Ltd.	496,869	350
*	Taiwan Land
	Development Corp.	770,906	306
	Hung Poo Real Estate
	Development Corp.	273,194	306
	King’s Town
	Construction Co. Ltd.	231,352	240
	Advancetek Enterprise
	Co. Ltd.	224,000	218
	Howarm Construction
	Co. Ltd.	188,871	131
			14,049
Thailand (1.4%)
*	Central Pattana PCL	917,800	3,126
*	Land and Houses PCL	4,229,000	1,890
	Tesco Lotus Retail Growth
	Freehold & Leasehold
	Property Fund	2,430,652	1,232
*	Pruksa Real Estate PCL	1,228,700	1,229
	CPN Retail Growth
	Leasehold Property Fund	1,658,400	1,114

*	Hemaraj Land and
	Development PCL	6,820,878	1,001
*	Bangkokland PCL	12,256,800	862
*	Quality Houses PCL	5,320,400	766
*	LPN Development PCL	822,000	671
*	SC Asset Corp. PCL	2,299,260	611
*	MBK PCL	107,512	609
*	Supalai PCL	834,805	584
*	Amata Corp. PCL	726,800	570
*	Sansiri PCL (Local)	3,141,700	471
*	Asian Property
	Development PCL	1,109,400	356
*	Siam Future
	Development PCL	913,806	283
	Ticon Industrial
	Connection PCL (Foreign)	332,400	280
	Ticon Industrial
	Connection PCL (Local)	305,761	258
^	Sansiri PCL (Foreign)	901,132	135
*	Rojana Industrial Park
	PCL (Local)	296,600	127
	Rojana Industrial Park
	PCL - NVDR	279,400	119
	Rojana Industrial Park
	PCL (Foreign)	225,393	96
	Sansiri PCL	360,800	54
			16,444
Turkey (0.2%)
*	Emlak Konut Gayrimenkul
	Yatirim Ortakligi AS	875,392	1,502
	Is Gayrimenkul Yatirim
	Ortakligi AS	492,506	432
	Torunlar Gayrimenkul
	Yatirim Ortakligi AS	180,054	425
	Akmerkez Gayrimenkul
	Yatirim Ortakligi AS	40,490	418
	Sinpas Gayrimenkul
	Yatirim Ortakligi AS	343,378	267
			3,044
United Kingdom (6.4%)
	Land Securities Group plc	1,094,971	14,875
	British Land Co. plc	1,402,344	12,973
	Hammerson plc	999,605	8,077
	Intu Properties plc	940,947	5,012
	Derwent London plc	121,527	4,360
	Segro plc	1,036,733	4,293
	Capital & Counties
	Properties plc	864,394	4,139
	Great Portland Estates plc	482,808	3,994
	Shaftesbury plc	356,226	3,364
	Londonmetric Property plc	939,671	1,672
	Grainger plc	591,198	1,251
	Unite Group plc	222,907	1,206
	Hansteen Holdings plc	887,620	1,179

16

Global ex-U.S. Real Estate Index Fund

		Market
		Value
	Shares	($000)
F&C Commercial
Property Trust Ltd.	686,283	1,146
Big Yellow Group plc	175,523	1,100
ST Modwen Properties plc	243,259	1,014
* Raven Russia Ltd.	817,224	929
Workspace Group plc	146,137	852
* Quintain Estates &
Development plc	749,906	754
UK Commercial Property
Trust Ltd.	580,016	672
Helical Bar plc	144,957	559
Safestore Holdings plc	253,475	540
Primary Health
Properties plc	103,146	533
Development Securities plc	163,656	369
* CLS Holdings plc	25,387	362
Schroder REIT Ltd.	507,722	318
Picton Property Income Ltd.	407,135	279
Mucklow A & J Group plc	42,000	253
		76,075
Total Common Stocks
(Cost $994,970)		1,190,834
Temporary Cash Investment (5.2%)
Money Market Fund (5.2%)
[1,2] Vanguard Market
Liquidity Fund, 0.142%
(Cost $62,687)	62,686,558	62,687
Total Investments (104.8%)
(Cost $1,057,657)		1,253,521
Other Assets and Liabilities (-4.8%)
Other Assets		10,028
Liabilities[2]		(67,819)
		(57,791)
Net Assets (100%)		1,195,730

At April 30, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	1,016,644
Overdistributed Net Investment Income	(11,038)
Accumulated Net Realized Losses	(5,723)
Unrealized Appreciation (Depreciation)
Investment Securities	195,864
Foreign Currencies	(17)
Net Assets	1,195,730

Investor Shares—Net Assets
Applicable to 8,234,294 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	200,971
Net Asset Value Per Share—
Investor Shares	$24.41

Signal Shares—Net Assets
Applicable to 1,932,290 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	71,442
Net Asset Value Per Share—
Signal Shares	$36.97

Institutional Shares—Net Assets
Applicable to 635,005 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	78,240
Net Asset Value Per Share—
Institutional Shares	$123.21

ETF Shares—Net Assets
Applicable to 13,847,293 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	845,077
Net Asset Value Per Share—
ETF Shares	$61.03

See Note A in Notes to Financial Statements.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $63,507,000.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $62,687,000 of collateral received for securities on loan. The fund received additional collateral of $1,779,000 on the next business day.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

17

Global ex-U.S. Real Estate Index Fund

Statement of Operations

Six Months Ended
April 30, 2013
($000)
Investment Income
Income
Dividends[1]	12,928
Interest[2]	5
Security Lending	313
Total Income	13,246
Expenses
The Vanguard Group—Note B
Investment Advisory Services	38
Management and Administrative—Investor Shares	246
Management and Administrative—Signal Shares	60
Management and Administrative—Institutional Shares	57
Management and Administrative—ETF Shares	615
Marketing and Distribution—Investor Shares	10
Marketing and Distribution—Signal Shares	6
Marketing and Distribution—Institutional Shares	8
Marketing and Distribution—ETF Shares	60
Custodian Fees	129
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—Signal Shares	—
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	2
Trustees’ Fees and Expenses	1
Total Expenses	1,233
Net Investment Income	12,013
Realized Net Gain (Loss)
Investment Securities Sold	1,196
Foreign Currencies	(28)
Realized Net Gain (Loss)	1,168
Change in Unrealized Appreciation (Depreciation)
Investment Securities	152,384
Foreign Currencies	(6)
Change in Unrealized Appreciation (Depreciation)	152,378
Net Increase (Decrease) in Net Assets Resulting from Operations	165,559
1 Dividends are net of foreign withholding taxes of $1,255,000.
2 Interest income from an affiliated company of the fund was $4,000.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Global ex-U.S. Real Estate Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	12,013	14,604
Realized Net Gain (Loss)	1,168	(3,979)
Change in Unrealized Appreciation (Depreciation)	152,378	71,373
Net Increase (Decrease) in Net Assets Resulting from Operations	165,559	81,998
Distributions
Net Investment Income
Investor Shares	(4,532)	(2,214)
Signal Shares	(2,138)	(829)
Institutional Shares	(2,619)	(2,306)
ETF Shares	(19,021)	(10,584)
Realized Capital Gain
Investor Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(28,310)	(15,933)
Capital Share Transactions
Investor Shares	93,421	33,245
Signal Shares	19,150	27,051
Institutional Shares	6,751	2,384
ETF Shares	369,279	163,381
Net Increase (Decrease) from Capital Share Transactions	488,601	226,061
Total Increase (Decrease)	625,850	292,126
Net Assets
Beginning of Period	569,880	277,754
End of Period[1]	1,195,730	569,880
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($11,038,000) and $4,764,000.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Global ex-U.S. Real Estate Index Fund

Financial Highlights

Investor Shares
	Six Months	Year	Nov. 1,
	Ended	Ended	2010[1] to
	April 30,	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011
Net Asset Value, Beginning of Period	$21.04	$18.14	$20.00
Investment Operations
Net Investment Income	. 307 [2]	.700[2]	.744[2]
Net Realized and Unrealized Gain (Loss) on Investments [3]	3.988	2.995	(2.430)
Total from Investment Operations	4.295	3.695	(1.686)
Distributions
Dividends from Net Investment Income	(. 925)	(.795)	(.174)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(. 925)	(.795)	(.174)
Net Asset Value, End of Period	$24.41	$21.04	$18.14

Total Return[4]	21.06%	21.31%	-8.49%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$201	$84	$41
Ratio of Total Expenses to Average Net Assets	0.41%	0.45%	0.50%[5]
Ratio of Net Investment Income to Average Net Assets	2.77%	3.74%	3.61%[5]
Portfolio Turnover Rate [6]	5%	10%	7%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.01, $.01, and $.02.
4 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Global ex-U.S. Real Estate Index Fund

Financial Highlights

Signal Shares
	Six Months	Year	Feb. 10,
	Ended	Ended	2011[1] to
	April 30,	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011
Net Asset Value, Beginning of Period	$31.87	$27.51	$29.89
Investment Operations
Net Investment Income	. 476 [2]	1.093[2]	.784[2]
Net Realized and Unrealized Gain (Loss) on Investments [3]	6.042	4.528	(3.164)
Total from Investment Operations	6.518	5.621	(2.380)
Distributions
Dividends from Net Investment Income	(1.418)	(1.261)	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(1.418)	(1.261)	—
Net Asset Value, End of Period	$36.97	$31.87	$27.51

Total Return[4]	21.11%	21.43%	-7.96%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$71	$43	$12
Ratio of Total Expenses to Average Net Assets	0.28%	0.32%	0.35%[5]
Ratio of Net Investment Income to Average Net Assets	2.90%	3.87%	3.76%[5]
Portfolio Turnover Rate [6]	5%	10%	7%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.02, $.01, and $.02.
4 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Global ex-U.S. Real Estate Index Fund

Financial Highlights

Institutional Shares
	Six Months	Year	April 19,
	Ended	Ended	2011[1] to
	April 30,	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011
Net Asset Value, Beginning of Period	$106.19	$91.68	$102.01
Investment Operations
Net Investment Income	1.577 [2]	3.658 [2]	1.522[2]
Net Realized and Unrealized Gain (Loss) on Investments [3]	20.165	15.107	(11.852)
Total from Investment Operations	21.742	18.765	(10.330)
Distributions
Dividends from Net Investment Income	(4.722)	(4.255)	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(4.722)	(4.255)	—
Net Asset Value, End of Period	$123.21	$106.19	$91.68

Total Return[4]	21.13%	21.48%	-10.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$78	$61	$52
Ratio of Total Expenses to Average Net Assets	0.25%	0.29%	0.30%[5]
Ratio of Net Investment Income to Average Net Assets	2.93%	3.90%	3.81%[5]
Portfolio Turnover Rate [6]	5%	10%	7%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.05, $.06, and $.01.
4 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Global ex-U.S. Real Estate Index Fund

Financial Highlights

ETF Shares
	Six Months	Year	Nov. 1,
	Ended	Ended	2010[1] to
	April 30,	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011
Net Asset Value, Beginning of Period	$52.60	$45.39	$49.97
Investment Operations
Net Investment Income	. 805 [2]	1.820[2]	1.848[2]
Net Realized and Unrealized Gain (Loss) on Investments [3]	9.961	7.460	(5.981)
Total from Investment Operations	10.766	9.280	(4.133)
Distributions
Dividends from Net Investment Income	(2.336)	(2.070)	(. 447)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(2.336)	(2.070)	(. 447)
Net Asset Value, End of Period	$61.03	$52.60	$45.39

Total Return	21.05%	21.44%	-8.34%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$845	$381	$173
Ratio of Total Expenses to Average Net Assets	0.28%	0.32%	0.35%[4]
Ratio of Net Investment Income to Average Net Assets	2.90%	3.87%	3.76% [4]
Portfolio Turnover Rate [5]	5%	10%	7%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.02, $.03, and $.04.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Global ex-U.S. Real Estate Index Fund

Notes to Financial Statements

Vanguard Global ex-U.S. Real Estate Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers four classes of shares: Investor Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Signal Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2011–2012), and for the period ended April 30, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

24

Global ex-U.S. Real Estate Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2013, the fund had contributed capital of $128,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.05% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

25

Global ex-U.S. Real Estate Index Fund

The following table summarizes the market value of the fund’s investments as of April 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	76,334	1,114,405	95
Temporary Cash Investments	62,687	—	—
Total	139,021	1,114,405	95

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2013, the fund realized net foreign currency losses of $28,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to overdistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the six months ended April 30, 2013, the fund realized gains on the sale of passive foreign investment companies of $523,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to overdistributed net investment income. Passive foreign investment companies held at April 30, 2013, had unrealized appreciation of $18,991,000 as of October 31, 2012, the most recent mark-to-market date for tax purposes. This amount has been distributed and is reflected in the balance of overdistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2012, the fund had available capital losses totaling $5,147,000 to offset future net capital gains. Of this amount, $1,948,000 is subject to expiration on October 31, 2019. Capital losses of $3,199,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2013; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2013, the cost of investment securities for tax purposes was $1,076,648,000. Net unrealized appreciation of investment securities for tax purposes was $176,873,000, consisting of unrealized gains of $188,796,000 on securities that had risen in value since their purchase and $11,923,000 in unrealized losses on securities that had fallen in value since their purchase.

26

Global ex-U.S. Real Estate Index Fund

E. During the six months ended April 30, 2013, the fund purchased $488,446,000 of investment securities and sold $21,463,000 of investment securities, other than temporary cash investments. Purchases and sales include $349,051,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2013	October 31, 2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued[1]	114,855	5,174	43,940	2,299
Issued in Lieu of Cash Distributions	4,056	191	1,944	108
Redeemed [2]	(25,490)	(1,145)	(12,639)	(676)
Net Increase (Decrease) —Investor Shares	93,421	4,220	33,245	1,731
Signal Shares
Issued[1]	20,437	611	26,702	914
Issued in Lieu of Cash Distributions	1,952	61	779	28
Redeemed [2]	(3,239)	(96)	(430)	(15)
Net Increase (Decrease) —Signal Shares	19,150	576	27,051	927
Institutional Shares
Issued[1]	8,715	75	11,714	114
Issued in Lieu of Cash Distributions	2,332	22	1,812	20
Redeemed [2]	(4,296)	(39)	(11,142)	(122)
Net Increase (Decrease) —Institutional Shares	6,751	58	2,384	12
ETF Shares
Issued[1]	369,279	6,606	163,381	3,436
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed [2]	—	—	—	—
Net Increase (Decrease)—ETF Shares	369,279	6,606	163,381	3,436
1 Includes purchase fees for fiscal 2013 and 2012 of $359,000 and $205,000, respectively (fund totals).
2 Net of redemption fees for fiscal 2013 and 2012 of $78,000 and $70,000, respectively (fund totals).

G. In preparing the financial statements as of April 30, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

27

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

28

Six Months Ended April 30, 2013
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Global ex-U.S. Real Estate Index Fund	10/31/2012	4/30/2013	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,210.60	$2.25
Signal Shares	1,000.00	1,211.06	1.54
Institutional Shares	1,000.00	1,211.30	1.37
ETF Shares	1,000.00	1,210.53	1.53
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,022.76	$2.06
Signal Shares	1,000.00	1,023.41	1.40
Institutional Shares	1,000.00	1,023.55	1.25
ETF Shares	1,000.00	1,023.41	1.40

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.41% for Investor Shares, 0.28% for Signal Shares, 0.25% for Institutional Shares, and 0.28% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

29

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Global ex-U.S. Real Estate Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard—through its Equity Investment Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interest of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the investment management services provided to the fund since its inception in 2010, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Equity Investment Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the fund’s performance since its inception, including any periods of outperformance or underperformance relative to a target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement after a one-year period.

30

Glossary

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments. This yield may include some payments that represent a return of capital, capital gains distributions, or both by the underlying stocks.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

31

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
IndependentTrustees	of the U. S. Presidential Commission for the Study
of Bioethical Issues.
Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal	JoAnn Heffernan Heisen
Occupation(s) During the Past Five Years: Executive	Born 1950. Trustee Since July 1998. Principal
Chief Staff and Marketing Officer for North America	Occupation(s) During the Past Five Years: Corporate
and Corporate Vice President (retired 2008) of Xerox	Vice President and Chief Global Diversity Officer
Corporation (document management products and	(retired 2008) and Member of the Executive
services); Executive in Residence and 2010	Committee (1997–2008) of Johnson & Johnson
Distinguished Minett Professor at the Rochester	(pharmaceuticals/medical devices/consumer
Institute of Technology; Director of SPX Corporation	products); Director of Skytop Lodge Corporation
(multi-industry manufacturing), the United Way of	(hotels), the University Medical Center at Princeton,
Rochester, Amerigroup Corporation (managed health	the Robert Wood Johnson Foundation, and the Center
care), the University of Rochester Medical Center,	for Talent Innovation; Member of the Advisory Board
Monroe Community College Foundation, and North	of the Maxwell School of Citizenship and Public Affairs
Carolina A&T University.	at Syracuse University.

Rajiv L. Gupta	F. Joseph Loughrey
Born 1945. Trustee Since December 2001.[2]	Born 1949. Trustee Since October 2009. Principal
Principal Occupation(s) During the Past Five Years:	Occupation(s) During the Past Five Years: President
Chairman and Chief Executive Officer (retired 2009)	and Chief Operating Officer (retired 2009) of Cummins
and President (2006–2008) of Rohm and Haas Co.	Inc. (industrial machinery); Chairman of the Board of
(chemicals); Director of Tyco International, Ltd.	Hillenbrand, Inc. (specialized consumer services);
(diversified manufacturing and services), Hewlett-	Director of SKF AB (industrial machinery), the Lumina
Packard Co. (electronic computer manufacturing),

Foundation for Education, and Oxfam America;	Executive Officers
Chairman of the Advisory Council for the College of
Arts and Letters and Member of the Advisory Board to	Glenn Booraem
the Kellogg Institute for International Studies at the	Born 1967. Controller Since July 2010. Principal
University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Chris D. McIsaac
Industries, Inc. (housewares/lignite) and of Hyster-Yale	Kathleen C. Gubanich	Michael S. Miller
Materials Handling, Inc. (forklift trucks); Director of	Paul A. Heller	James M. Norris
the National Association of Manufacturers; Chairman	Martha G. King	Glenn W. Reed
of the Board of University Hospitals of Cleveland;	John T. Marcante
Advisory Chairman of the Board of The Cleveland
Museum of Art.
Chairman Emeritus and Senior Advisor
Peter F. Volanakis	John J. Brennan
Born 1955. Trustee Since July 2009. Principal	Chairman, 1996–2009
Occupation(s) During the Past Five Years: President	Chief Executive Officer and President, 1996–2008
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director
of SPX Corporation (multi-industry manufacturing);	Founder
Overseer of the Amos Tuck School of Business
Administration at Dartmouth College; Advisor to the	John C. Bogle
Norris Cotton Cancer Center.	Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard
State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600
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This material may be used in conjunction	sponsored, endorsed, sold or promoted by S&P Dow
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the fund’s current prospectus.	Dow Jones, S&P nor their respective affiliates makes
any representation regarding the advisability of
All comparative mutual fund data are from Lipper Inc. or	investing in such products.
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2013 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q7382 062013

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
Common Stocks (99.2%)[1]
Austria (0.4%)
*	Erste Group Bank AG	350,035	10,971
	OMV AG	193,940	9,110
	Andritz AG	98,454	6,412
	IMMOFINANZ AG	1,237,679	5,061
	Voestalpine AG	150,837	4,730
	Vienna Insurance Group AG Wiener Versicherung Gruppe	52,780	2,795
	Raiffeisen Bank International AG	59,723	2,108
	Telekom Austria AG	282,560	1,938
^	Verbund AG	39,586	867
	Strabag SE	23,231	535
			44,527
Belgium (1.7%)
^	Anheuser-Busch InBev NV	1,070,111	102,806
	KBC Groep NV	299,778	11,734
	Solvay SA Class A	76,937	11,272
^	Ageas	281,210	10,299
*	UCB SA	143,854	8,490
	Delhaize Group SA	135,422	8,474
^	Groupe Bruxelles Lambert SA	103,588	8,018
	Umicore SA	150,822	6,990
	Colruyt SA	93,576	4,726
^	Belgacom SA	171,747	3,954
	Telenet Group Holding NV	66,553	3,579
			180,342
Denmark (1.9%)
	Novo Nordisk A/S Class B	533,874	93,975
*	Danske Bank A/S	1,056,337	20,004
	Carlsberg A/S Class B	141,413	13,147
	AP Moeller - Maersk A/S Class B	1,797	12,796
	Novozymes A/S	314,208	10,875
	TDC A/S	1,005,082	8,156
	Coloplast A/S Class B	132,238	7,196
^	AP Moeller - Maersk A/S Class A	883	6,044
	DSV A/S	238,866	6,017
	Chr Hansen Holding A/S	125,948	4,545
	FLSmidth & Co. A/S	69,501	4,051
	Tryg A/S	32,919	2,853
*,^	William Demant Holding A/S	30,444	2,438
	H Lundbeck A/S	82,577	1,653
	Rockwool International A/S Class B	8,684	1,149
			194,899
Finland (1.2%)
	Sampo	633,081	25,333
	Kone Oyj Class B	252,666	22,333
^	Nokia Oyj	5,016,203	16,853
	Fortum Oyj	599,185	11,137
	Wartsila OYJ Abp	224,475	11,038
	Nokian Renkaat Oyj	177,060	7,692
	UPM-Kymmene Oyj	703,547	7,407
	Metso Oyj	178,777	7,366
	Stora Enso Oyj	766,625	5,346
	Kesko Oyj Class B	93,199	2,798
^	Neste Oil Oyj	176,525	2,757
			120,060
France (14.5%)
	Sanofi	1,519,055	164,234
	Total SA	2,725,151	137,176
	BNP Paribas SA	1,310,239	73,056
	Danone SA	756,256	57,678
	LVMH Moet Hennessy Louis Vuitton SA	331,954	57,523
*	L'Oreal SA	313,652	55,984

1

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Schneider Electric SA	695,273	53,005
	Air Liquide SA	417,773	52,930
	AXA SA	2,322,142	43,486
	European Aeronautic Defence and Space Co. NV	777,439	41,073
	Vivendi SA	1,770,953	40,115
	GDF Suez	1,749,520	37,510
^	Unibail-Rodamco SE	126,954	33,188
	Pernod-Ricard SA	263,382	32,625
*	Societe Generale SA	878,693	31,920
	Vinci SA	621,159	29,944
	Essilor International SA	263,946	29,740
	France Telecom SA	2,407,091	25,706
	Carrefour SA	780,952	23,194
	PPR	98,767	21,756
	Cie Generale des Etablissements Michelin	244,934	20,712
	Cie de St-Gobain	503,013	20,145
	Lafarge SA	246,084	15,931
	ArcelorMittal	1,256,453	15,531
	Renault SA	223,032	15,393
	Technip SA	142,308	15,264
	Safran SA	302,702	14,880
	Legrand SA	311,065	14,517
	Publicis Groupe SA	205,424	14,285
	Christian Dior SA	70,702	12,340
*	Credit Agricole SA	1,345,123	12,322
	SES	395,009	12,320
	Alstom SA	289,566	11,892
	Dassault Systemes SA	83,403	10,182
	Sodexo	121,645	10,173
	Cap Gemini SA	197,712	9,116
	Bureau Veritas SA	73,450	9,000
	Edenred	268,368	8,940
	Gemalto NV	103,456	8,457
	Electricite de France SA	347,396	7,777
	Accor SA	231,077	7,651
	Casino Guichard Perrachon SA	69,304	7,496
	STMicroelectronics NV	859,040	7,475
	Vallourec SA	152,649	7,326
	Iliad SA	30,903	7,072
	Veolia Environnement SA	510,788	7,065
	Arkema SA	68,879	6,457
	Zodiac Aerospace	50,374	6,320
	Valeo SA	105,697	6,149
	Eutelsat Communications SA	168,603	6,092
	Bouygues SA	213,188	5,957
	Thales SA	134,284	5,835
	SCOR SE	188,337	5,716
	Lagardere SCA	151,908	5,646
	Klepierre	131,476	5,579
	Natixis	1,229,800	5,391
	Groupe Eurotunnel SA	617,130	5,170
	AtoS	70,350	4,901
	Suez Environnement Co.	341,223	4,897
	Aeroports de Paris	53,171	4,813
*	Cie Generale de Geophysique - Veritas	221,864	4,800
	Wendel SA	41,786	4,529
	Rexel SA	204,469	4,503
*,^	Alcatel-Lucent	3,039,141	4,186
	Societe BIC SA	36,849	3,930
	Hermes International	11,185	3,777
	Remy Cointreau SA	29,070	3,384
^	Fonciere Des Regions	41,813	3,336
	Bollore SA	7,115	2,999
	CNP Assurances	205,366	2,911

2

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
^	Gecina SA	24,088	2,903
^	ICADE	30,540	2,823
	Imerys SA	42,864	2,822
	SEB SA	36,775	2,667
	JCDecaux SA	87,872	2,418
	Eiffage SA	53,849	2,388
	Eurazeo	44,581	2,366
*,^	Peugeot SA	278,951	2,233
*	Air France-KLM	207,741	2,104
	BioMerieux	19,857	1,889
	Euler Hermes SA	18,377	1,757
	Eramet	14,819	1,590
	Societe Television Francaise 1	147,503	1,558
	Ipsen SA	37,200	1,331
			1,493,232
Germany (12.9%)
^	Bayer AG	1,109,374	115,981
^	BASF SE	1,238,403	115,930
	Siemens AG	1,104,732	115,430
	SAP AG	1,199,227	95,605
	Allianz SE	610,948	90,372
	Daimler AG	1,339,282	74,257
	Deutsche Bank AG	1,259,048	57,958
	Deutsche Telekom AG	4,040,092	47,851
	Linde AG	247,741	46,908
^	E.ON SE	2,453,964	44,565
^	Muenchener Rueckversicherungs AG	214,126	42,891
	Bayerische Motoren Werke AG	435,861	40,304
^	Volkswagen AG Prior Pfd.	193,825	39,362
^	Adidas AG	279,726	29,250
	Deutsche Post AG	1,130,480	26,873
^	RWE AG	647,857	23,348
	Henkel AG & Co. KGaA Prior Pfd.	232,124	21,914
	Fresenius Medical Care AG & Co. KGaA	284,875	19,627
	Fresenius SE & Co. KGaA	138,716	17,402
^	Porsche Automobil Holding SE Prior Pfd.	205,713	16,154
*	Continental AG	134,808	16,035
	Deutsche Boerse AG	251,396	15,711
	Beiersdorf AG	151,418	13,716
	HeidelbergCement AG	187,336	13,523
	Henkel AG & Co. KGaA	169,872	13,315
^	Merck KGaA	86,041	13,108
	Infineon Technologies AG	1,457,325	11,528
	K&S AG	256,884	11,372
	Kabel Deutschland Holding AG	118,585	11,257
	Brenntag AG	60,673	10,361
*	ThyssenKrupp AG	516,584	9,365
	Lanxess AG	112,561	8,220
	GEA Group AG	235,378	7,976
*	Commerzbank AG	583,626	7,877
^	Volkswagen AG	39,816	7,758
	Hannover Rueckversicherung SE	80,009	6,769
*	MAN SE	57,071	6,403
*	QIAGEN NV	317,631	6,296
	Deutsche Lufthansa AG	309,896	6,205
	Metro AG	175,324	5,476
^	Bilfinger SE	50,369	5,056
^	MTU Aero Engines Holding AG	45,168	4,279
	Suedzucker AG	94,855	3,827
	Hugo Boss AG	32,360	3,772
	Fuchs Petrolub AG	47,544	3,623
	United Internet AG	130,756	3,590
^	Software AG	86,717	3,039
	Fraport AG Frankfurt Airport Services Worldwide	49,301	2,950

3

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
*	Hochtief AG	42,352	2,947
	Celesio AG	114,097	2,259
	Fuchs Petrolub AG Prior Pfd.	25,305	2,136
^	Axel Springer AG	49,321	2,081
*	TUI AG	187,694	1,993
	Salzgitter AG	50,301	1,980
	Fielmann AG	17,327	1,672
*,^	Puma SE	5,272	1,635
^	Wacker Chemie AG	20,837	1,595
*	Deutsche Postbank AG	21,399	927
*	Generali Deutschland Holding AG	5,253	702
			1,334,316
Greece (0.0%)
*	Hellenic Telecommunications Organization SA	343,402	2,998
	Hellenic Petroleum SA	98,222	1,086
			4,084
Ireland (0.5%)
	CRH plc	973,314	20,959
	Kerry Group plc Class A	196,661	11,611
	Ryanair Holdings plc ADR	182,007	7,888
*	Bank of Ireland	34,125,955	7,603
*	Elan Corp. plc	655,160	7,584
	CRH plc (London Shares)	26,745	575
	Ryanair Holdings plc	44,413	346
*,^	Irish Bank Resolution Corp. Ltd.	2,503,596	—
			56,566
Italy (3.4%)
	Eni SPA	3,302,526	78,820
	Enel SPA	8,701,334	33,651
*	UniCredit SPA	5,979,633	31,253
	Assicurazioni Generali SPA	1,676,380	30,788
	Intesa Sanpaolo SPA (Registered)	14,720,554	26,734
	Tenaris SA	635,267	14,163
	Fiat Industrial SPA	1,107,653	12,508
	Luxottica Group SPA	231,805	12,006
	Telecom Italia SPA (Registered)	13,992,294	11,885
	Snam SPA	2,280,854	11,224
	Saipem SPA	334,332	9,487
	Terna Rete Elettrica Nazionale SPA	1,745,261	8,169
	Atlantia SPA	415,946	7,437
*	Fiat SPA	1,131,393	6,780
	Telecom Italia SPA (Bearer)	8,135,988	5,651
	Prysmian SPA	278,989	5,631
	Unione di Banche Italiane SCPA	1,143,500	4,782
	Enel Green Power SPA	2,063,599	4,402
	Mediobanca SPA	562,181	3,578
*	Banco Popolare SC	2,361,752	3,412
	Pirelli & C. SPA	309,033	3,214
	Davide Campari-Milano SPA	380,423	3,090
*	Finmeccanica SPA	515,918	2,688
	Mediaset SPA	919,769	2,382
	Exor SPA	78,187	2,369
	Lottomatica Group SPA	91,568	2,336
*,^	Banca Monte dei Paschi di Siena SPA	7,999,498	2,258
	Mediolanum SPA	297,373	2,004
	Autogrill SPA	143,046	1,852
	Buzzi Unicem SPA	101,406	1,553
	Exor SPA Prior Pfd.	48,111	1,445
	Parmalat SPA	405,947	1,252
			348,804
Netherlands (3.7%)
	Unilever NV	2,078,480	88,567
*	ING Groep NV	5,183,893	42,704

4

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Koninklijke Philips Electronics NV	1,280,064	35,430
^	ASML Holding NV	410,675	30,559
^	Heineken NV	385,802	27,305
	Koninklijke Ahold NV	1,266,777	20,011
	Akzo Nobel NV	319,057	19,242
	Aegon NV	2,423,531	16,189
	Koninklijke DSM NV	242,845	15,653
	Reed Elsevier NV	914,496	14,843
*	DE Master Blenders 1753 NV	798,701	12,688
	Wolters Kluwer NV	403,455	8,928
	Ziggo NV	224,930	8,044
	Heineken Holding NV	131,762	7,940
	Fugro NV	102,362	5,914
	Randstad Holding NV	136,633	5,695
	Koninklijke Vopak NV	90,640	5,019
	Koninklijke Boskalis Westminster NV	100,400	4,189
	Corio NV	88,982	4,121
*	SBM Offshore NV	242,478	3,891
	TNT Express NV	475,183	3,651
^	Koninklijke KPN NV	1,466,276	3,072
*,^	Koninklijke KPN NV Rights Exp. 05/14/2013	1,350,235	1,814
			385,469
Norway (1.3%)
	Statoil ASA	1,283,815	31,430
*,^	DNB ASA	1,444,378	23,652
	Telenor ASA	829,307	18,688
^	Seadrill Ltd.	470,462	18,129
	Yara International ASA	211,468	9,933
	Orkla ASA	1,041,168	9,389
	Subsea 7 SA	381,747	8,241
	Norsk Hydro ASA	1,034,393	4,872
	Schibsted ASA	108,918	4,741
^	Gjensidige Forsikring ASA	234,717	3,785
	Aker Solutions ASA	222,013	3,107
			135,967
Portugal (0.3%)
	EDP - Energias de Portugal SA	2,192,664	7,536
	Jeronimo Martins SGPS SA	272,996	6,512
	Galp Energia SGPS SA	311,880	4,998
^	Portugal Telecom SGPS SA	726,508	3,791
*	Banco Espirito Santo SA	2,635,954	3,020
*	EDP Renovaveis SA	280,492	1,462
			27,319
Spain (4.5%)
*	Banco Santander SA	14,036,888	101,368
	Telefonica SA	5,338,447	78,167
	Banco Bilbao Vizcaya Argentaria SA	7,272,096	70,791
	Inditex SA	334,002	44,825
	Iberdrola SA	5,483,811	29,484
*	Repsol SA	1,108,490	25,988
	Amadeus IT Holding SA	531,383	15,679
	Abertis Infraestructuras SA	627,711	11,713
	Ferrovial SA	541,951	8,965
*	Grifols SA	220,019	8,832
	Gas Natural SDG SA	409,451	8,574
	Red Electrica Corp. SA	145,204	7,719
	Enagas SA	272,579	7,259
^	Banco de Sabadell SA	3,395,477	7,053
	Distribuidora Internacional de Alimentacion SA	805,158	6,241
	Banco Popular Espanol SA	6,662,287	5,187
*	ACS Actividades de Construccion y Servicios SA	179,332	4,606
*,^	CaixaBank	1,087,363	4,021
	Mapfre SA	858,435	3,144

5

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2013
			Market
			Value
		Shares	($000)
^	Zardoya Otis SA	205,974	2,878
^	Bankinter SA	771,128	2,836
	Endesa SA	111,322	2,527
	Acciona SA	30,230	1,978
*,^	Mediaset Espana Comunicacion SA	216,046	1,693
	Corp Financiera Alba SA	24,418	1,170
^	Acerinox SA	104,562	1,128
*	Banco Espanol de Credito SA	95,180	438
			464,264
Sweden (4.9%)
	Telefonaktiebolaget LM Ericsson Class B	3,998,553	49,728
	Hennes & Mauritz AB Class B	1,273,323	45,220
	Nordea Bank AB	3,500,533	42,122
	Swedbank AB Class A	1,397,416	34,410
	Svenska Handelsbanken AB Class A	636,081	28,998
	Volvo AB Class B	2,013,184	27,902
	Atlas Copco AB Class A	830,654	21,964
	Sandvik AB	1,448,808	20,665
	Skandinaviska Enskilda Banken AB Class A	1,958,350	20,146
	Svenska Cellulosa AB Class B	767,383	19,989
	TeliaSonera AB	2,894,970	19,975
	Investor AB Class B	604,409	17,925
	Assa Abloy AB Class B	418,252	16,738
	SKF AB	551,453	12,873
	Atlas Copco AB Class B	519,307	12,390
	Hexagon AB Class B	342,734	9,832
	Swedish Match AB	271,300	9,412
	Alfa Laval AB	423,759	9,341
	Scania AB Class B	408,820	8,743
	Electrolux AB Class B	301,164	8,572
	Skanska AB Class B	490,026	8,360
	Elekta AB Class B	479,481	7,352
	Getinge AB	242,150	7,302
	Tele2 AB	419,510	7,198
	Investment AB Kinnevik	266,681	6,992
*	Lundin Petroleum AB	262,547	6,313
	Boliden AB	364,340	5,818
	Industrivarden AB Class A	260,724	5,132
	Securitas AB Class B	416,718	4,101
	Modern Times Group AB Class B	69,416	2,979
^	Industrivarden AB	154,667	2,901
	Husqvarna AB	486,940	2,818
	Ratos AB	254,491	2,459
	Holmen AB	68,642	1,924
	SSAB AB Class A	255,999	1,886
	SSAB AB Class B	116,274	747
			511,227
Switzerland (14.3%)
	Nestle SA	4,326,160	308,509
	Roche Holding AG	942,558	235,961
	Novartis AG	3,124,023	231,264
	UBS AG	4,726,161	84,307
	ABB Ltd.	3,107,359	70,465
	Credit Suisse Group AG	2,075,690	57,644
	Zurich Insurance Group AG	197,554	55,205
	Cie Financiere Richemont SA	667,321	54,005
	Syngenta AG	124,784	53,348
	Swiss Re AG	496,331	39,499
	Swatch Group AG (Bearer)	41,412	23,759
*	Transocean Ltd.	461,519	23,678
	Holcim Ltd.	299,873	23,392
	SGS SA	7,000	16,927
	Swisscom AG	30,577	14,402
	Givaudan SA	11,039	14,216

6

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2013

		Market
		Value
	Shares	($000)
Geberit AG	51,110	12,490
Julius Baer Group Ltd.	300,433	11,977
Sonova Holding AG	90,038	9,809
Schindler Holding AG	62,938	9,445
Adecco SA	173,231	9,266
Actelion Ltd.	141,152	8,642
Kuehne & Nagel International AG	67,183	7,695
* Coca-Cola HBC AG	270,057	6,885
Aryzta AG	110,881	6,885
Swatch Group AG (Registered)	66,469	6,684
Baloise Holding AG	63,687	6,564
Lindt & Spruengli AG Regular	141	6,283
Swiss Life Holding AG	39,167	6,205
Partners Group Holding AG	23,911	6,135
Swiss Prime Site AG	73,608	6,036
Sulzer AG	30,969	5,292
PSP Swiss Property AG	53,630	5,035
Lonza Group AG	71,792	5,003
Clariant AG	335,197	4,904
Lindt & Spruengli AG	1,197	4,637
GAM Holding AG	244,143	4,318
Schindler Holding AG (Registered)	29,342	4,297
Sika AG	1,402	3,388
EMS-Chemie Holding AG	10,138	2,932
Pargesa Holding SA	36,655	2,557
Barry Callebaut AG	2,539	2,481
DKSH Holding AG	25,821	2,245
Banque Cantonale Vaudoise	3,803	2,107
		1,476,778
United Kingdom (33.7%)
HSBC Holdings plc	24,687,297	270,379
Vodafone Group plc	66,201,707	202,004
BP plc	25,537,684	185,053
GlaxoSmithKline plc	6,607,867	170,495
British American Tobacco plc	2,607,558	144,553
Royal Dutch Shell plc Class B	3,510,507	123,142
Diageo plc	3,378,995	103,188
Royal Dutch Shell plc Class A	2,987,708	101,719
AstraZeneca plc	1,673,985	86,916
BHP Billiton plc	2,832,593	79,690
Barclays plc	17,260,933	77,028
Rio Tinto plc	1,672,096	76,784
BG Group plc	4,518,541	76,280
Unilever plc	1,619,708	70,178
Royal Dutch Shell plc Class A (Amsterdam Shares)	2,027,111	68,946
SABMiller plc	1,254,154	67,672
Standard Chartered plc	2,652,234	66,751
Reckitt Benckiser Group plc	866,053	63,224
National Grid plc	4,873,331	62,122
Tesco plc	10,781,354	61,325
Prudential plc	3,425,142	58,895
* Lloyds Banking Group plc	55,668,351	47,291
Imperial Tobacco Group plc	1,321,877	47,266
BT Group plc	10,553,032	45,375
Rolls-Royce Holdings plc	2,512,029	44,160
Anglo American plc London Shares	1,753,657	42,879
Centrica plc	6,901,549	39,807
Xstrata plc	2,175,955	32,745
Compass Group plc	2,462,968	32,438
SSE plc	1,286,757	31,155
ARM Holdings plc	1,843,360	28,672
WPP plc	1,691,155	27,959
BAE Systems plc	4,357,417	25,451
^ Glencore International plc	5,028,027	24,857

7

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2013

		Market
		Value
	Shares	($000)
Experian plc	1,352,971	23,806
Shire plc	749,284	23,357
Old Mutual plc	6,565,971	20,943
Legal & General Group plc	7,840,648	20,677
Pearson plc	1,093,624	19,891
Tullow Oil plc	1,214,056	18,925
Reed Elsevier plc	1,602,908	18,740
Aviva plc	3,932,813	18,671
Standard Life plc	3,165,066	18,442
Wolseley plc	366,027	18,129
British Sky Broadcasting Group plc	1,325,071	17,366
Kingfisher plc	3,176,561	15,478
Land Securities Group plc	1,050,185	14,267
Associated British Foods plc	467,923	14,076
Next plc	207,236	14,048
Smith & Nephew plc	1,201,149	13,749
Marks & Spencer Group plc	2,143,853	13,646
* Royal Bank of Scotland Group	2,758,754	13,165
WM Morrison Supermarkets plc	2,884,058	13,089
British Land Co. plc	1,320,947	12,220
Burberry Group plc	585,503	12,181
Capita plc	865,731	12,140
Intertek Group plc	216,674	11,147
J Sainsbury plc	1,861,395	11,032
InterContinental Hotels Group plc	362,612	10,714
United Utilities Group plc	907,606	10,456
Johnson Matthey plc	276,169	10,418
Smiths Group plc	528,536	10,280
Randgold Resources Ltd.	122,462	9,908
Weir Group plc	284,517	9,761
ITV plc	4,830,273	9,445
Whitbread plc	237,315	9,434
GKN plc	2,202,062	9,426
Aggreko plc	338,087	9,372
G4S plc	1,883,009	9,166
Severn Trent plc	320,171	9,074
Carnival plc	244,670	8,834
Bunzl plc	443,502	8,822
Aberdeen Asset Management plc	1,257,577	8,778
Rexam plc	1,053,399	8,458
Sage Group plc	1,601,809	8,404
RSA Insurance Group plc	4,852,827	8,403
IMI plc	430,587	8,300
Tate & Lyle plc	631,153	8,283
Babcock International Group plc	486,143	8,090
William Hill plc	1,162,202	7,701
Meggitt plc	1,056,210	7,698
Hammerson plc	945,439	7,640
Resolution Ltd.	1,833,994	7,532
Petrofac Ltd.	346,805	7,289
Croda International plc	179,813	6,932
Antofagasta plc	477,895	6,706
3i Group plc	1,302,517	6,661
Invensys plc	1,102,668	6,602
Serco Group plc	671,892	6,466
Inmarsat plc	574,613	6,459
Melrose Industries plc	1,696,351	6,430
AMEC plc	399,041	6,291
Informa plc	817,494	6,083
John Wood Group plc	487,188	5,880
easyJet plc	333,675	5,803
Schroders plc (Voting Shares)	153,149	5,562
Cobham plc	1,425,299	5,553
* International Consolidated Airlines Group SA (London Shares)	1,246,447	5,281

8

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2013

					Market
					Value
				Shares	($000)
	Admiral Group plc			260,440	5,188
	Drax Group plc			542,775	5,180
	London Stock Exchange Group plc			239,061	4,988
	Investec plc			667,164	4,724
	Hargreaves Lansdown plc			288,782	4,398
	Segro plc			1,009,180	4,179
	Intu Properties plc			771,829	4,111
	Fresnillo plc			222,405	4,020
	Daily Mail & General Trust plc			361,059	3,859
*	Cairn Energy plc			806,930	3,624
	Rentokil Initial plc			2,424,794	3,576
	Ladbrokes plc			1,200,114	3,534
	Man Group plc			2,170,924	3,452
	TUI Travel plc			670,915	3,280
	ICAP plc			731,286	3,278
	Ashmore Group plc			514,994	3,199
*	Polymetal International plc			258,913	2,815
*	Polyus Gold International Ltd.			884,573	2,797
	Vedanta Resources plc			135,088	2,556
*,^	Lonmin plc			601,559	2,523
	Schroders plc			67,780	1,951
	Kazakhmys plc			270,846	1,472
	Eurasian Natural Resources Corp. plc			332,103	1,428
	Evraz plc			514,686	1,253
*	Essar Energy plc			391,778	872
	Ferrexpo plc			183,982	513
	African Barrick Gold plc			171,996	469
					3,477,218
Total Common Stocks (Cost $12,136,721)					10,255,072
		Coupon
Temporary Cash Investments (7.1%)[1]
Money Market Fund (7.0%)
2,3	Vanguard Market Liquidity Fund	0.142%		720,166,472	720,166

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
4,5	Federal Home Loan Bank Discount Notes	0.120%	5/31/13	10,000	9,999
5,6	Freddie Mac Discount Notes	0.130%	9/16/13	1,900	1,899
					11,898
Total Temporary Cash Investments (Cost $732,064)					732,064
Total Investments (106.3%) (Cost $12,868,785)					10,987,136
Other Assets and Liabilities—Net (-6.3%)[3]					(655,159)
Net Assets (100%)					10,331,977

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $663,534,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 6.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $690,126,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.

9

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2013

5 Securities with a value of $4,598,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.

10

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2013

		Market
		Value
	Shares	($000)
Common Stocks (99.3%)[1]
Australia (21.6%)
Commonwealth Bank of Australia	1,517,652	115,678
Westpac Banking Corp.	2,904,693	101,898
BHP Billiton Ltd.	3,026,651	101,754
Australia & New Zealand Banking Group Ltd.	2,561,200	84,641
National Australia Bank Ltd.	2,166,228	76,442
Woolworths Ltd.	1,156,495	43,680
Wesfarmers Ltd.	943,418	42,443
CSL Ltd.	482,743	31,549
Rio Tinto Ltd.	410,762	23,906
Westfield Group	1,953,667	23,632
Woodside Petroleum Ltd.	582,546	22,728
Telstra Corp. Ltd.	4,134,372	21,353
Suncorp Group Ltd.	1,216,883	16,389
QBE Insurance Group Ltd.	1,132,262	15,715
AMP Ltd.	2,764,236	15,493
Brambles Ltd.	1,466,293	13,276
Origin Energy Ltd.	1,024,599	13,117
Macquarie Group Ltd.	320,267	13,029
Insurance Australia Group Ltd.	1,958,005	11,822
Newcrest Mining Ltd.	668,701	11,715
Amcor Ltd.	1,140,536	11,713
Santos Ltd.	901,186	11,576
Transurban Group	1,374,139	9,721
Westfield Retail Trust	2,692,619	9,207
Goodman Group	1,618,186	8,753
AGL Energy Ltd.	519,644	8,557
Stockland	2,074,395	8,336
Oil Search Ltd.	1,071,274	8,265
Orica Ltd.	344,099	8,160
Aurizon Holdings Ltd.	1,857,584	7,996
Coca-Cola Amatil Ltd.	506,268	7,953
Wesfarmers Ltd. Price Protected Shares	142,644	6,440
ASX Ltd.	163,776	6,386
GPT Group	1,479,960	6,297
Mirvac Group	3,250,404	5,969
Lend Lease Group	507,291	5,670
Fortescue Metals Group Ltd.	1,514,725	5,533
Crown Ltd.	385,768	5,162
Asciano Ltd.	920,354	5,156
Dexus Property Group	4,196,604	5,020
Sonic Healthcare Ltd.	361,532	4,969
Computershare Ltd.	468,816	4,830
WorleyParsons Ltd.	204,086	4,825
Incitec Pivot Ltd.	1,546,903	4,642
APA Group	664,668	4,489
Tatts Group Ltd.	1,319,386	4,474
Bendigo and Adelaide Bank Ltd.	383,767	4,405
James Hardie Industries plc	412,631	4,346
CFS Retail Property Trust Group	1,875,050	4,273
Ramsay Health Care Ltd.	123,380	4,097
Toll Holdings Ltd.	643,844	3,809
Boral Ltd.	721,036	3,743
Treasury Wine Estates Ltd.	614,586	3,725
Cochlear Ltd.	54,202	3,712
^ Iluka Resources Ltd.	396,462	3,683
Metcash Ltd.	841,357	3,570
ALS Ltd.	324,107	3,295
Leighton Holdings Ltd.	158,040	3,282
Federation Centres Ltd.	1,216,137	3,278
^ Bank of Queensland Ltd.	290,928	3,029
Echo Entertainment Group Ltd.	782,916	2,938

11

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Caltex Australia Ltd.	128,045	2,860
*	BlueScope Steel Ltd.	517,027	2,662
	Commonwealth Property Office Fund	2,173,908	2,612
	Tabcorp Holdings Ltd.	699,413	2,504
	Sydney Airport	689,577	2,474
*	Alumina Ltd.	2,338,849	2,339
	Challenger Ltd.	506,524	2,209
^	Flight Centre Ltd.	53,785	2,129
*	Qantas Airways Ltd.	1,055,444	2,080
	SP AusNet	1,559,667	2,030
	Downer EDI Ltd.	397,454	2,026
	Ansell Ltd.	121,021	1,984
	IOOF Holdings Ltd.	212,847	1,947
	Aristocrat Leisure Ltd.	428,318	1,751
	DuluxGroup Ltd.	339,926	1,655
	Adelaide Brighton Ltd.	440,532	1,554
	Harvey Norman Holdings Ltd.	490,432	1,527
	Perpetual Ltd.	34,996	1,496
	Seven West Media Ltd.	657,082	1,364
	OZ Minerals Ltd.	292,790	1,312
*	Goodman Fielder Ltd.	1,630,191	1,311
^	Fairfax Media Ltd.	1,742,796	1,176
^	Whitehaven Coal Ltd.	555,604	1,125
	Arrium Ltd.	1,243,390	1,099
	Platinum Asset Management Ltd.	207,850	1,089
	CSR Ltd.	467,731	985
	Sims Metal Management Ltd. ADR	98,396	983
^,*	Lynas Corp. Ltd.	1,774,840	931
*	Shopping Centres Australasia Property Group	542,782	911
	New Hope Corp. Ltd.	229,588	891
	Newcrest Mining Ltd. ADR	51,388	889
	Australand Property Group	219,049	851
	Envestra Ltd.	712,365	775
	GWA Group Ltd.	282,234	759
	Atlas Iron Ltd.	837,496	728
	Sims Metal Management Ltd.	72,535	728
	Nufarm Ltd.	162,454	708
	Macquarie Atlas Roads Group	359,024	626
^,*	Paladin Energy Ltd.	773,781	609
*	Ten Network Holdings Ltd.	1,605,433	516
^,*	Aquila Resources Ltd.	152,555	293
*	Energy Resources of Australia Ltd.	93,100	99
			1,094,141
Hong Kong (8.7%)
	AIA Group Ltd.	11,380,645	50,626
	Hutchison Whampoa Ltd.	2,256,531	24,549
	Sun Hung Kai Properties Ltd.	1,457,118	21,070
	Cheung Kong Holdings Ltd.	1,252,636	18,904
	Hong Kong Exchanges and Clearing Ltd.	1,088,997	18,367
	Hong Kong & China Gas Co. Ltd.	4,853,951	14,621
	Jardine Matheson Holdings Ltd.	216,400	14,057
	Wharf Holdings Ltd.	1,432,297	12,793
	CLP Holdings Ltd.	1,450,041	12,790
	Link REIT	2,168,243	12,291
	Power Assets Holdings Ltd.	1,255,816	12,280
	Hang Seng Bank Ltd.	726,341	12,167
	Sands China Ltd.	2,296,347	12,074
	BOC Hong Kong Holdings Ltd.	3,412,046	11,759
	Want Want China Holdings Ltd.	6,222,000	9,884
*	Galaxy Entertainment Group Ltd.	1,977,950	8,880
	Hang Lung Properties Ltd.	2,127,317	8,283
	Swire Pacific Ltd. Class A	644,125	8,197
	Jardine Strategic Holdings Ltd.	207,500	8,103

12

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Hongkong Land Holdings Ltd.	1,087,000	7,915
	Li & Fung Ltd.	5,455,259	7,080
	Henderson Land Development Co. Ltd.	882,662	6,405
	New World Development Co. Ltd.	3,555,568	6,215
	MTR Corp. Ltd.	1,323,917	5,465
	Bank of East Asia Ltd.	1,253,076	5,163
	Tingyi Cayman Islands Holding Corp.	1,790,000	4,952
	Sino Land Co. Ltd.	2,786,300	4,592
	Hang Lung Group Ltd.	755,000	4,457
	Wheelock & Co. Ltd.	782,486	4,360
	SJM Holdings Ltd.	1,724,359	4,353
	Prada SPA	474,000	4,280
	Swire Properties Ltd.	1,101,015	3,937
	China Mengniu Dairy Co. Ltd.	1,236,000	3,479
	Cheung Kong Infrastructure Holdings Ltd.	477,215	3,466
	AAC Technologies Holdings Inc.	648,500	3,174
*	Wynn Macau Ltd.	996,840	3,032
	Hysan Development Co. Ltd.	595,603	2,958
	Sun Art Retail Group Ltd.	2,092,500	2,926
	Samsonite International SA	1,185,273	2,923
	Techtronic Industries Co.	1,164,500	2,791
	Kerry Properties Ltd.	610,358	2,769
	Yue Yuen Industrial Holdings Ltd.	785,519	2,722
	First Pacific Co. Ltd.	1,963,843	2,720
	Shangri-La Asia Ltd.	1,358,096	2,631
^	Esprit Holdings Ltd.	1,724,200	2,425
	ASM Pacific Technology Ltd.	226,228	2,336
	NWS Holdings Ltd.	1,278,411	2,286
	Television Broadcasts Ltd.	267,800	2,020
	Hopewell Holdings Ltd.	512,124	1,982
^	VTech Holdings Ltd.	147,800	1,886
	PCCW Ltd.	3,637,143	1,853
	Cathay Pacific Airways Ltd.	976,548	1,721
	MGM China Holdings Ltd.	728,000	1,719
	Wing Hang Bank Ltd.	159,385	1,677
*	Semiconductor Manufacturing International Corp.	19,847,000	1,446
	Melco International Development Ltd.	738,000	1,440
^	Chow Tai Fook Jewellery Group Ltd.	1,018,800	1,374
	Shougang Fushan Resources Group Ltd.	3,340,000	1,307
	Champion REIT	2,364,000	1,246
	Xinyi Glass Holdings Ltd.	1,748,000	1,199
	L'Occitane International SA	410,500	1,192
	Orient Overseas International Ltd.	185,324	1,103
	Uni-President China Holdings Ltd.	1,000,000	1,087
	New World China Land Ltd.	2,402,000	1,058
	Great Eagle Holdings Ltd.	234,000	993
	Lifestyle International Holdings Ltd.	434,000	960
	Cafe de Coral Holdings Ltd.	302,000	960
	Johnson Electric Holdings Ltd.	1,340,500	913
	Shun Tak Holdings Ltd.	1,688,000	889
^	Huabao International Holdings Ltd.	1,806,000	830
*	Foxconn International Holdings Ltd.	2,070,000	800
*	United Co. RUSAL plc	1,548,000	774
	Parkson Retail Group Ltd.	1,299,500	704
	Shui On Land Ltd.	2,100,500	696
	Texwinca Holdings Ltd.	576,000	673
	Dah Sing Financial Holdings Ltd.	123,600	650
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,160,000	619
*	Brightoil Petroleum Holdings Ltd.	2,761,000	527
	China Travel International Inv	2,426,000	495
	Dah Sing Banking Group Ltd.	301,200	444
	Kowloon Development Co. Ltd.	320,000	425
	Hopewell Highway Infrastructure Ltd.	856,500	423
^	China Rongsheng Heavy Industries Group Holdings Ltd.	2,658,500	388

13

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2013

		Market
		Value
	Shares	($000)
* Mongolian Mining Corp.	583,500	174
Hutchison Harbour Ring Ltd.	1,384,000	112
^,* Shui On Land Ltd. Rights Exp. 05/08/2013	700,166	74
		442,340
Japan (54.2%)
Toyota Motor Corp.	2,486,571	144,315
Mitsubishi UFJ Financial Group Inc.	13,328,424	90,431
Honda Motor Co. Ltd.	1,691,027	67,476
Sumitomo Mitsui Financial Group Inc.	1,263,734	59,733
Mizuho Financial Group Inc.	22,550,041	49,620
Softbank Corp.	877,970	43,542
Japan Tobacco Inc.	1,096,859	41,463
Takeda Pharmaceutical Co. Ltd.	730,291	40,094
Mitsubishi Estate Co. Ltd.	1,201,982	39,150
Canon Inc.	1,067,617	38,396
East Japan Railway Co.	363,185	30,659
Seven & I Holdings Co. Ltd.	737,554	28,371
FANUC Corp.	184,876	27,907
Hitachi Ltd.	4,276,258	27,329
Mitsui Fudosan Co. Ltd.	798,580	27,178
Nomura Holdings Inc.	3,310,894	27,059
Shin-Etsu Chemical Co. Ltd.	389,155	26,234
Astellas Pharma Inc.	438,074	25,533
Nissan Motor Co. Ltd.	2,394,046	24,975
KDDI Corp.	518,800	24,948
Komatsu Ltd.	898,809	24,626
Mitsubishi Corp.	1,357,934	24,446
Bridgestone Corp.	629,550	23,761
Mitsui & Co. Ltd.	1,632,900	22,496
NTT DOCOMO Inc.	13,283	21,995
Sumitomo Realty & Development Co. Ltd.	455,492	21,527
Toshiba Corp.	3,897,424	21,491
Nippon Steel & Sumitomo Metal Corp.	7,984,309	21,266
Mitsubishi Heavy Industries Ltd.	3,027,743	20,879
Central Japan Railway Co.	170,900	20,611
Tokio Marine Holdings Inc.	638,690	20,297
Denso Corp.	451,186	20,231
Nippon Telegraph & Telephone Corp.	377,044	18,750
Fast Retailing Co. Ltd.	50,620	18,563
ITOCHU Corp.	1,464,397	18,158
Mitsubishi Electric Corp.	1,874,954	17,875
Sumitomo Mitsui Trust Holdings Inc.	3,457,819	17,377
Kao Corp.	497,877	17,216
Kubota Corp.	1,181,895	16,976
ORIX Corp.	1,043,000	16,004
Kyocera Corp.	152,875	15,551
Murata Manufacturing Co. Ltd.	190,219	15,490
Sony Corp.	941,644	15,479
Kirin Holdings Co. Ltd.	837,616	14,657
Daiwa Securities Group Inc.	1,649,984	14,640
* Panasonic Corp.	2,007,890	14,471
Keyence Corp.	43,777	13,892
MS&AD Insurance Group Holdings	514,001	13,791
Tokyo Gas Co. Ltd.	2,387,959	13,631
Sumitomo Corp.	1,063,538	13,314
Otsuka Holdings Co. Ltd.	363,979	13,126
Daiichi Sankyo Co. Ltd.	657,091	12,857
Dai-ichi Life Insurance Co. Ltd.	9,073	12,507
JX Holdings Inc.	2,285,623	12,411
Daiwa House Industry Co. Ltd.	537,805	12,156
Eisai Co. Ltd.	261,368	11,927
SMC Corp.	59,000	11,828
Marubeni Corp.	1,572,356	11,287
Fuji Heavy Industries Ltd.	595,212	11,235

14

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Nintendo Co. Ltd.	99,898	11,026
	Secom Co. Ltd.	196,403	10,954
	Inpex Corp.	2,179	10,545
	Toray Industries Inc.	1,465,857	10,306
	Nitto Denko Corp.	155,866	10,240
	Suzuki Motor Corp.	396,168	10,180
	Daikin Industries Ltd.	253,112	10,164
	Asahi Group Holdings Ltd.	407,621	10,137
	Sumitomo Electric Industries Ltd.	724,321	9,633
	JFE Holdings Inc.	438,507	9,521
	Tokyu Corp.	1,200,409	9,519
	Resona Holdings Inc.	1,783,143	9,518
	NKSJ Holdings Inc.	365,326	9,272
*	Kansai Electric Power Co. Inc.	735,314	8,984
	FUJIFILM Holdings Corp.	434,772	8,932
	West Japan Railway Co.	180,537	8,735
	Chubu Electric Power Co. Inc.	672,272	8,703
*	Mazda Motor Corp.	2,508,959	8,597
	Terumo Corp.	171,850	8,538
	Asahi Kasei Corp.	1,263,836	8,496
	Ajinomoto Co. Inc.	610,706	8,382
	Tokyo Electron Ltd.	163,413	8,364
	Hoya Corp.	411,902	8,253
	Osaka Gas Co. Ltd.	1,878,548	8,142
	Oriental Land Co. Ltd.	50,318	8,135
	Sekisui House Ltd.	541,235	8,113
	Isuzu Motors Ltd.	1,208,996	8,057
	Aeon Co. Ltd.	566,095	8,014
^	Kintetsu Corp.	1,543,927	7,809
	Hankyu Hanshin Holdings Inc.	1,186,000	7,680
	Shionogi & Co. Ltd.	301,973	7,428
	Ricoh Co. Ltd.	663,082	7,378
	Yamato Holdings Co. Ltd.	381,861	7,366
	Shizuoka Bank Ltd.	599,859	7,343
	Makita Corp.	119,727	7,303
	T&D Holdings Inc.	624,261	7,272
	Nikon Corp.	333,630	7,262
	Unicharm Corp.	112,241	7,258
	Bank of Yokohama Ltd.	1,190,462	7,242
^	Nidec Corp.	106,014	7,210
	Odakyu Electric Railway Co. Ltd.	594,362	7,158
	Fujitsu Ltd.	1,693,981	7,115
	Sumitomo Metal Mining Co. Ltd.	508,149	7,114
	Asahi Glass Co. Ltd.	897,115	7,049
	Daito Trust Construction Co. Ltd.	72,458	7,026
	Aisin Seiki Co. Ltd.	187,329	6,762
	Toyota Industries Corp.	161,420	6,610
	Shimano Inc.	74,498	6,489
	NEC Corp.	2,472,284	6,423
	Yahoo Japan Corp.	12,681	6,372
*	Olympus Corp.	250,051	6,278
	Mitsubishi Chemical Holdings Corp.	1,285,879	6,271
	Dentsu Inc.	179,698	6,247
	Omron Corp.	197,210	6,230
	JGC Corp.	206,221	6,111
*	Kyushu Electric Power Co. Inc.	440,944	6,091
	LIXIL Group Corp.	269,832	6,066
*	Tokyo Electric Power Co. Inc.	1,366,484	6,049
	Toyota Tsusho Corp.	213,448	5,945
	Tobu Railway Co. Ltd.	1,011,206	5,878
	Dai Nippon Printing Co. Ltd.	592,513	5,802
	Ono Pharmaceutical Co. Ltd.	87,733	5,786
	Chiba Bank Ltd.	731,129	5,677
	Keikyu Corp.	500,531	5,539

15

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Isetan Mitsukoshi Holdings Ltd.	343,780	5,479
	Shiseido Co. Ltd.	372,053	5,328
	Chugai Pharmaceutical Co. Ltd.	212,157	5,282
	Tokyu Land Corp.	423,127	5,202
	Sekisui Chemical Co. Ltd.	411,445	5,181
	IHI Corp.	1,347,720	5,026
	Kuraray Co. Ltd.	330,213	5,015
	Sega Sammy Holdings Inc.	189,491	4,979
	Keio Corp.	575,808	4,953
	Lawson Inc.	62,395	4,913
	Sumitomo Chemical Co. Ltd.	1,456,276	4,877
*	Tohoku Electric Power Co. Inc.	453,042	4,852
	Kawasaki Heavy Industries Ltd.	1,459,357	4,654
^	Yakult Honsha Co. Ltd.	104,015	4,534
	Credit Saison Co. Ltd.	152,175	4,451
	Mitsui OSK Lines Ltd.	1,068,811	4,451
	Nippon Express Co. Ltd.	850,925	4,429
	Sysmex Corp.	68,592	4,424
	JSR Corp.	191,643	4,412
	Toppan Printing Co. Ltd.	578,872	4,411
	Hirose Electric Co. Ltd.	30,541	4,391
	Hisamitsu Pharmaceutical Co. Inc.	73,740	4,336
	TDK Corp.	116,987	4,278
	Chugoku Electric Power Co. Inc.	296,213	4,252
*	Mitsubishi Motors Corp.	3,593,212	4,245
	Fukuoka Financial Group Inc.	811,041	4,149
	Joyo Bank Ltd.	670,338	4,121
	SBI Holdings Inc.	211,352	4,094
	Hino Motors Ltd.	265,209	4,051
	Shinsei Bank Ltd.	1,431,373	4,017
^	Yamada Denki Co. Ltd.	82,674	3,990
	Nippon Yusen KK	1,526,083	3,984
	Obayashi Corp.	643,575	3,960
	J Front Retailing Co. Ltd.	468,380	3,935
	Electric Power Development Co. Ltd.	136,379	3,895
	Daihatsu Motor Co. Ltd.	193,557	3,840
	NTT Data Corp.	1,200	3,799
	Santen Pharmaceutical Co. Ltd.	75,420	3,786
	Yamaha Motor Co. Ltd.	266,647	3,720
	Bank of Kyoto Ltd.	352,363	3,707
	Tokyo Tatemono Co. Ltd.	397,000	3,679
	Yokohama Rubber Co. Ltd.	276,000	3,624
	NSK Ltd.	439,736	3,557
	Konica Minolta Inc.	497,753	3,517
	Mitsubishi Materials Corp.	1,187,508	3,406
	Namco Bandai Holdings Inc.	185,654	3,384
	Taisei Corp.	1,011,863	3,380
	Nissin Foods Holdings Co. Ltd.	74,347	3,335
	Suruga Bank Ltd.	188,396	3,333
	NGK Spark Plug Co. Ltd.	197,081	3,323
^	Dena Co. Ltd.	115,251	3,283
	Takashimaya Co. Ltd.	275,494	3,256
	Oji Holdings Corp.	910,521	3,250
	Mitsubishi Tanabe Pharma Corp.	212,536	3,233
	Aozora Bank Ltd.	1,028,676	3,223
	Taisho Pharmaceutical Holdings Co. Ltd.	43,423	3,220
^,*	Sharp Corp.	921,867	3,201
	TOTO Ltd.	308,078	3,195
*	Kobe Steel Ltd.	2,440,957	3,188
	Rohm Co. Ltd.	89,733	3,172
	Sumitomo Rubber Industries Ltd.	170,190	3,143
	NGK Insulators Ltd.	259,541	3,137
	Kikkoman Corp.	163,642	3,106
	Mitsubishi Gas Chemical Co. Inc.	405,921	3,103

16

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Toyo Suisan Kaisha Ltd.	90,996	3,093
	Shimamura Co. Ltd.	24,453	3,090
	Kyowa Hakko Kirin Co. Ltd.	251,386	3,086
	Kansai Paint Co. Ltd.	240,442	3,085
	Hachijuni Bank Ltd.	452,828	3,083
	MEIJI Holdings Co. Ltd.	67,215	3,034
	Asics Corp.	168,032	3,033
^	Hulic Co. Ltd.	272,300	3,028
	Marui Group Co. Ltd.	259,242	3,009
	Nomura Real Estate Holdings Inc.	110,978	2,984
	Iyo Bank Ltd.	283,498	2,969
	Taiheiyo Cement Corp.	1,130,000	2,935
	Hokuhoku Financial Group Inc.	1,250,000	2,917
	Nippon Meat Packers Inc.	188,466	2,894
	Amada Co. Ltd.	356,393	2,860
	Yaskawa Electric Corp.	233,655	2,859
	Japan Airlines Co. Ltd.	55,946	2,841
	Toho Gas Co. Ltd.	475,518	2,835
	Toho Co. Ltd.	127,233	2,829
	Stanley Electric Co. Ltd.	147,041	2,820
	Nomura Research Institute Ltd.	93,184	2,807
	Keisei Electric Railway Co. Ltd.	265,404	2,806
	Suzuken Co. Ltd.	71,648	2,790
	Benesse Holdings Inc.	62,747	2,781
	Dainippon Sumitomo Pharma Co. Ltd.	150,438	2,763
	Trend Micro Inc.	98,258	2,755
	Gunma Bank Ltd.	432,081	2,749
	Kajima Corp.	857,362	2,738
	Hiroshima Bank Ltd.	519,000	2,736
	Nitori Holdings Co. Ltd.	36,191	2,730
	Mitsubishi UFJ Lease & Finance Co. Ltd.	481,050	2,717
	Hamamatsu Photonics KK	65,822	2,714
	FamilyMart Co. Ltd.	59,365	2,713
	Brother Industries Ltd.	236,959	2,710
	Alfresa Holdings Corp.	45,358	2,699
	Miraca Holdings Inc.	54,085	2,697
*	Shikoku Electric Power Co. Inc.	147,544	2,675
	Nisshin Seifun Group Inc.	205,764	2,659
	TonenGeneral Sekiyu KK	261,713	2,645
	Chugoku Bank Ltd.	151,109	2,635
	Air Water Inc.	162,281	2,628
	Hokuriku Electric Power Co.	177,934	2,624
	Sanrio Co. Ltd.	51,950	2,608
^	AEON Financial Service Co. Ltd.	86,770	2,601
	Don Quijote Co. Ltd.	47,700	2,599
	USS Co. Ltd.	20,176	2,588
	MediPal Holdings Corp.	161,784	2,538
	Yamaguchi Financial Group Inc.	232,864	2,529
	Nagoya Railroad Co. Ltd.	808,000	2,507
	Nippon Paint Co. Ltd.	211,000	2,504
	Shimizu Corp.	621,504	2,501
	Aeon Mall Co. Ltd.	77,014	2,480
	MISUMI Group Inc.	81,200	2,479
	Rinnai Corp.	31,107	2,473
	Mitsubishi Logistics Corp.	135,831	2,428
	Advantest Corp.	161,587	2,421
	Yokogawa Electric Corp.	236,896	2,409
	Sumitomo Heavy Industries Ltd.	539,153	2,401
	THK Co. Ltd.	113,732	2,395
^	ANA Holdings Inc.	1,099,143	2,394
	Hitachi Construction Machinery Co. Ltd.	100,632	2,394
	Daicel Corp.	294,473	2,377
	Nippon Kayaku Co. Ltd.	164,000	2,365
	Sony Financial Holdings Inc.	164,124	2,319

17

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Sankyo Co. Ltd.	50,317	2,293
	Nishi-Nippon City Bank Ltd.	686,839	2,291
	Showa Denko KK	1,416,499	2,287
	Keihan Electric Railway Co. Ltd.	524,000	2,254
	Kurita Water Industries Ltd.	109,778	2,254
	Kamigumi Co. Ltd.	239,148	2,242
	Toyo Seikan Group Holdings Ltd.	162,973	2,233
*	Hokkaido Electric Power Co. Inc.	175,993	2,233
	Teijin Ltd.	924,175	2,227
	JTEKT Corp.	213,666	2,179
	Tsumura & Co.	65,272	2,133
	Ryohin Keikaku Co. Ltd.	22,100	2,087
	Konami Corp.	91,349	2,084
	Seven Bank Ltd.	580,240	2,060
^	Nabtesco Corp.	93,365	2,060
	Idemitsu Kosan Co. Ltd.	24,298	2,056
	Koito Manufacturing Co. Ltd.	105,455	2,040
	Ibiden Co. Ltd.	116,183	2,037
	Nippon Electric Glass Co. Ltd.	397,752	2,030
	Mitsui Chemicals Inc.	876,190	2,028
	77 Bank Ltd.	341,000	2,024
	Zeon Corp.	186,000	2,003
	Hakuhodo DY Holdings Inc.	23,935	1,973
	Nissan Chemical Industries Ltd.	152,100	1,971
	Ube Industries Ltd.	968,936	1,959
	Casio Computer Co. Ltd.	231,972	1,922
	Shimadzu Corp.	262,596	1,919
	Taiyo Nippon Sanso Corp.	281,728	1,872
	Citizen Holdings Co. Ltd.	315,248	1,865
	Park24 Co. Ltd.	92,400	1,864
	Tosoh Corp.	557,000	1,837
	Fuji Electric Co. Ltd.	533,783	1,826
	Sojitz Corp.	1,162,218	1,825
	Toyoda Gosei Co. Ltd.	70,303	1,825
	Kaneka Corp.	301,995	1,819
*	Haseko Corp.	1,240,000	1,812
	Yamaha Corp.	167,139	1,792
	Yamazaki Baking Co. Ltd.	134,435	1,759
	Japan Steel Works Ltd.	343,865	1,747
	Daido Steel Co. Ltd.	316,087	1,723
	NHK Spring Co. Ltd.	157,496	1,705
	Shiga Bank Ltd.	238,000	1,676
	Sawai Pharmaceutical Co. Ltd.	12,900	1,666
	Chiyoda Corp.	161,123	1,656
	Obic Co. Ltd.	6,270	1,654
	Otsuka Corp.	15,842	1,642
	Furukawa Electric Co. Ltd.	648,600	1,641
	Kakaku.com Inc.	63,400	1,639
	DIC Corp.	732,000	1,639
^	Seiko Epson Corp.	142,500	1,634
	Taiyo Yuden Co. Ltd.	111,500	1,615
	Nichirei Corp.	274,000	1,612
	Sapporo Holdings Ltd.	350,000	1,593
	Sotetsu Holdings Inc.	409,000	1,592
	Ebara Corp.	379,000	1,591
	Aoyama Trading Co. Ltd.	53,100	1,589
	Dowa Holdings Co. Ltd.	221,000	1,584
	Kewpie Corp.	104,000	1,568
	NOK Corp.	108,456	1,564
	Maruichi Steel Tube Ltd.	61,814	1,563
	Denki Kagaku Kogyo KK	425,927	1,558
	Hitachi Chemical Co. Ltd.	98,966	1,551
	COMSYS Holdings Corp.	116,300	1,540
^	Nippon Paper Industries Co. Ltd.	102,248	1,532

18

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	M3 Inc.	675	1,527
^	GS Yuasa Corp.	359,999	1,526
	Yamato Kogyo Co. Ltd.	46,117	1,525
	Takara Holdings Inc.	177,000	1,519
*	Aiful Corp.	132,650	1,516
^,*	Acom Co. Ltd.	36,960	1,514
	Glory Ltd.	54,700	1,503
	Hitachi High-Technologies Corp.	59,980	1,498
	NTT Urban Development Corp.	1,007	1,493
	Sugi Holdings Co. Ltd.	38,700	1,485
	Showa Shell Sekiyu KK	184,022	1,477
	Keiyo Bank Ltd.	240,000	1,476
	Nippon Shokubai Co. Ltd.	150,000	1,476
	Sumitomo Forestry Co. Ltd.	122,500	1,460
	Azbil Corp.	67,500	1,458
	Nishi-Nippon Railroad Co. Ltd.	353,000	1,447
	Nagase & Co. Ltd.	112,800	1,444
	Disco Corp.	22,300	1,441
	Toyobo Co. Ltd.	825,000	1,440
	UNY Group Holdings Co. Ltd.	201,700	1,436
^	K's Holdings Corp.	40,500	1,428
	Kobayashi Pharmaceutical Co. Ltd.	26,000	1,421
*	Cosmo Oil Co. Ltd.	591,046	1,412
	Lion Corp.	241,000	1,408
	Juroku Bank Ltd.	330,000	1,403
	Mabuchi Motor Co. Ltd.	25,801	1,401
	Sundrug Co. Ltd.	31,700	1,394
	Oracle Corp. Japan	32,368	1,387
	Hoshizaki Electric Co. Ltd.	41,400	1,379
	KYORIN Holdings Inc.	51,600	1,379
	Ito En Ltd.	56,600	1,364
	Hitachi Metals Ltd.	130,407	1,348
	Rohto Pharmaceutical Co. Ltd.	93,000	1,303
	Musashino Bank Ltd.	30,600	1,301
	Jafco Co. Ltd.	26,800	1,298
	Mitsui Engineering & Shipbuilding Co. Ltd.	700,000	1,295
	Wacoal Holdings Corp.	117,000	1,292
	Century Tokyo Leasing Corp.	43,500	1,284
	H2O Retailing Corp.	115,000	1,281
	Kagome Co. Ltd.	70,100	1,265
	Kawasaki Kisen Kaisha Ltd.	574,000	1,263
	San-In Godo Bank Ltd.	148,000	1,262
	Seino Holdings Co. Ltd.	144,000	1,260
	Kaken Pharmaceutical Co. Ltd.	71,000	1,259
	Daishi Bank Ltd.	318,000	1,258
	Shimachu Co. Ltd.	47,600	1,258
	Calbee Inc.	12,700	1,256
	Matsui Securities Co. Ltd.	99,700	1,255
	Higo Bank Ltd.	185,000	1,255
	NTN Corp.	483,000	1,232
	Alps Electric Co. Ltd.	160,700	1,225
	Ushio Inc.	117,984	1,202
	Mori Seiki Co. Ltd.	95,500	1,200
	Hokkoku Bank Ltd.	281,000	1,192
	Onward Holdings Co. Ltd.	126,000	1,177
	Fujikura Ltd.	314,000	1,177
	Itochu Techno-Solutions Corp.	24,666	1,174
	House Foods Corp.	67,200	1,172
	Nexon Co. Ltd.	96,400	1,170
	OKUMA Corp.	147,000	1,151
	Mitsui Mining & Smelting Co. Ltd.	509,000	1,147
	Hyakugo Bank Ltd.	229,000	1,146
	Ogaki Kyoritsu Bank Ltd.	308,000	1,145
	Japan Petroleum Exploration Co.	28,579	1,135

19

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
^	Gree Inc.	87,579	1,123
	Senshu Ikeda Holdings Inc.	212,000	1,122
	Coca-Cola West Co. Ltd.	59,724	1,111
	Autobacs Seven Co. Ltd.	65,600	1,105
*	Orient Corp.	316,000	1,096
	Anritsu Corp.	73,000	1,092
	Sumitomo Osaka Cement Co. Ltd.	364,000	1,091
	Kinden Corp.	148,431	1,083
	Nanto Bank Ltd.	245,000	1,081
	Rengo Co. Ltd.	221,000	1,070
	Kagoshima Bank Ltd.	146,000	1,069
	Hitachi Capital Corp.	42,800	1,067
	Nipro Corp.	106,400	1,062
	Sumco Corp.	100,001	1,050
	Minebea Co. Ltd.	324,000	1,035
	Nisshinbo Holdings Inc.	141,000	1,024
*	Dainippon Screen Manufacturing Co. Ltd.	197,000	1,016
	Sohgo Security Services Co. Ltd.	62,900	1,006
	Hyakujushi Bank Ltd.	253,000	1,001
^	Hikari Tsushin Inc.	18,100	987
*	Nippon Sheet Glass Co. Ltd.	837,000	965
	SKY Perfect JSAT Holdings Inc.	1,915	963
	Izumi Co. Ltd.	35,600	961
	Tokai Rika Co. Ltd.	47,100	954
	Fuji Media Holdings Inc.	438	952
	Awa Bank Ltd.	161,000	952
	Komeri Co. Ltd.	30,200	939
	Fukuyama Transporting Co. Ltd.	165,000	921
	SCSK Corp.	41,000	914
	KYB Co. Ltd.	167,000	913
	Matsumotokiyoshi Holdings Co. Ltd.	31,300	896
	Lintec Corp.	48,900	890
	Nippon Television Holdings Inc.	48,800	863
	Ezaki Glico Co. Ltd.	76,000	854
	Mochida Pharmaceutical Co. Ltd.	64,000	851
	Toyota Boshoku Corp.	58,909	847
	North Pacific Bank Ltd.	240,500	828
	Shochiku Co. Ltd.	79,000	795
	Exedy Corp.	31,500	791
	ABC-Mart Inc.	20,887	782
	Capcom Co. Ltd.	47,000	772
	Heiwa Corp.	37,000	768
^	Square Enix Holdings Co. Ltd.	62,315	766
	FP Corp.	11,500	763
	Kose Corp.	28,600	747
	Maeda Road Construction Co. Ltd.	49,000	741
	Point Inc.	14,920	725
	Tsuruha Holdings Inc.	7,400	721
	Nippo Corp.	48,000	719
	Canon Marketing Japan Inc.	49,000	714
	Asatsu-DK Inc.	27,800	712
	Kissei Pharmaceutical Co. Ltd.	32,400	703
	Toshiba TEC Corp.	117,000	691
	Kokuyo Co. Ltd.	85,300	688
	Pacific Metals Co. Ltd.	136,000	685
	Calsonic Kansei Corp.	144,000	684
	Sumitomo Bakelite Co. Ltd.	166,000	674
	Toda Corp.	224,000	660
	Tokai Carbon Co. Ltd.	192,000	649
	Hitachi Transport System Ltd.	40,400	642
	Shinko Electric Industries Co. Ltd.	62,600	638
	Pola Orbis Holdings Inc.	18,000	637
	Cosmos Pharmaceutical Corp.	5,700	636
	Takata Corp.	31,600	608

20

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Nisshin Steel Holdings Co. Ltd.	71,200	599
	Nissan Shatai Co. Ltd.	44,000	587
	Tokyo Broadcasting System Holdings Inc.	35,200	557
	PanaHome Corp.	69,000	543
	Sumitomo Real Estate Sales Co. Ltd.	6,890	479
	Kandenko Co. Ltd.	97,000	441
	Mitsubishi Shokuhin Co. Ltd.	13,500	398
	Hitachi Koki Co. Ltd.	45,600	396
	TV Asahi Corp.	18,600	388
	Tokai Rubber Industries Ltd.	33,700	378
	Toppan Forms Co. Ltd.	38,300	360
^	OSAKA Titanium Technologies Co.	17,000	338
	Kansai Urban Banking Corp.	239,000	326
	NS Solutions Corp.	14,700	299
*	Renesas Electronics Corp.	34,800	101
			2,738,102
New Zealand (0.4%)
	Fletcher Building Ltd.	651,328	4,941
	Auckland International Airport Ltd.	923,967	2,456
	SKYCITY Entertainment Group Ltd.	541,280	2,071
	Telecom Corp. of New Zealand Ltd.	914,841	2,043
	Sky Network Television Ltd.	357,291	1,753
	Contact Energy Ltd.	338,593	1,532
	Fisher & Paykel Healthcare Corp. Ltd.	498,410	1,133
	Kiwi Income Property Trust	915,747	922
	Chorus Ltd.	356,528	841
	Vector Ltd.	231,562	552
	Air New Zealand Ltd.	274,139	353
	Warehouse Group Ltd.	103,647	351
			18,948
Singapore (4.1%)
	Oversea-Chinese Banking Corp. Ltd.	2,553,594	22,543
	DBS Group Holdings Ltd.	1,618,779	22,082
	Singapore Telecommunications Ltd.	6,895,109	22,025
	United Overseas Bank Ltd.	1,114,267	19,363
	Keppel Corp. Ltd.	1,333,358	11,631
	CapitaLand Ltd.	2,394,558	7,303
	Genting Singapore plc	5,736,597	7,169
	Global Logistic Properties Ltd.	2,820,773	6,349
	Singapore Press Holdings Ltd.	1,504,417	5,452
	Wilmar International Ltd.	1,994,303	5,414
	Singapore Technologies Engineering Ltd.	1,451,055	5,193
	City Developments Ltd.	562,713	5,159
	Singapore Exchange Ltd.	777,260	4,733
	CapitaMall Trust	2,461,112	4,641
	Singapore Airlines Ltd.	481,226	4,345
	Hutchison Port Holdings Trust	4,798,639	3,990
	Ascendas REIT	1,729,894	3,873
	Jardine Cycle & Carriage Ltd.	92,621	3,671
	SembCorp Industries Ltd.	840,820	3,417
	Noble Group Ltd.	3,555,304	3,261
	UOL Group Ltd.	513,717	2,983
	Suntec REIT	1,881,000	2,974
	ComfortDelGro Corp. Ltd.	1,747,980	2,820
^	SembCorp Marine Ltd.	785,666	2,760
	StarHub Ltd.	697,567	2,682
	Golden Agri-Resources Ltd.	6,110,163	2,633
	CapitaCommercial Trust	1,791,000	2,494
	Keppel Land Ltd.	730,575	2,414
	CapitaMalls Asia Ltd.	1,289,335	2,204
^	Olam International Ltd.	1,336,181	1,826
	Venture Corp. Ltd.	229,000	1,547
^	Yangzijiang Shipbuilding Holdings Ltd.	1,979,210	1,533
	Singapore Post Ltd.	1,318,000	1,381

21

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	SIA Engineering Co. Ltd.	203,000	834
	SMRT Corp. Ltd.	646,000	776
^,*	Neptune Orient Lines Ltd.	839,000	749
	M1 Ltd.	270,000	742
	Wing Tai Holdings Ltd.	412,000	730
^,*	Yanlord Land Group Ltd.	614,000	705
	Cosco Corp. Singapore Ltd.	910,001	649
	Indofood Agri Resources Ltd.	402,000	348
			207,398
South Korea (10.3%)
	Samsung Electronics Co. Ltd.	99,217	137,219
	Hyundai Motor Co.	144,871	26,306
	POSCO	70,023	20,127
	Shinhan Financial Group Co. Ltd.	430,360	14,906
	Hyundai Mobis	63,347	14,403
*	SK Hynix Inc.	490,980	13,372
	Kia Motors Corp.	244,739	12,208
	KB Financial Group Inc.	365,510	11,953
	NHN Corp.	37,505	10,115
	LG Chem Ltd.	41,203	9,751
	Samsung Life Insurance Co. Ltd.	94,080	9,273
	Hana Financial Group Inc.	274,420	8,789
	KT&G Corp.	114,517	8,251
	LG Electronics Inc.	101,512	8,136
	SK Innovation Co. Ltd.	57,411	7,850
	Hyundai Heavy Industries Co. Ltd.	41,789	7,646
	Samsung Fire & Marine Insurance Co. Ltd.	36,507	7,513
	SK Telecom Co. Ltd.	37,391	6,582
	Samsung C&T Corp.	117,923	6,330
*	Korea Electric Power Corp.	216,290	6,236
*	LG Display Co. Ltd.	211,500	5,787
	Samsung Heavy Industries Co. Ltd.	168,710	5,383
	LG Corp.	85,212	5,083
	LG Household & Health Care Ltd.	8,785	4,940
	Samsung Electro-Mechanics Co. Ltd.	52,474	4,702
	KT Corp.	119,690	3,916
	Lotte Shopping Co. Ltd.	10,339	3,861
	E-Mart Co. Ltd.	19,575	3,824
	Cheil Industries Inc.	43,832	3,782
	Samsung SDI Co. Ltd.	32,054	3,737
	Hyundai Engineering & Construction Co. Ltd.	68,396	3,597
	Woori Finance Holdings Co. Ltd.	328,840	3,561
	Orion Corp.	3,365	3,559
	Hyundai Steel Co.	51,169	3,555
	SK Holdings Co. Ltd.	23,925	3,453
	S-Oil Corp.	38,360	3,092
	Kangwon Land Inc.	105,360	2,982
	Korea Zinc Co. Ltd.	9,616	2,775
	Hankook Tire Co. Ltd.	62,250	2,712
	Coway Co. Ltd.	51,857	2,628
	Samsung Securities Co. Ltd.	56,172	2,588
	Hyundai Glovis Co. Ltd.	14,273	2,403
	BS Financial Group Inc.	180,470	2,380
	GS Holdings	47,566	2,357
	Amorepacific Corp.	2,876	2,351
	Samsung Techwin Co. Ltd.	37,225	2,315
	Samsung Engineering Co. Ltd.	27,462	2,211
	OCI Co. Ltd.	16,864	2,172
	Hyundai Department Store Co. Ltd.	14,674	2,134
	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	87,980	2,118
	CJ CheilJedang Corp.	6,951	2,058
	NCSoft Corp.	13,584	2,050
	Cheil Worldwide Inc.	82,920	2,050
	Celltrion Inc.	69,538	1,997

22

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Lotte Chemical Corp.	13,383	1,981
	Hyundai Wia Corp.	14,396	1,860
	LG Uplus Corp.	192,850	1,822
	CJ Corp.	13,589	1,786
	Dongbu Insurance Co. Ltd.	44,190	1,785
	Daelim Industrial Co. Ltd.	25,339	1,775
	Industrial Bank of Korea	152,860	1,752
	Daewoo Securities Co. Ltd.	174,770	1,736
	SK C&C Co. Ltd.	20,567	1,727
	DGB Financial Group Inc.	114,320	1,600
	Hyundai Marine & Fire Insurance Co. Ltd.	54,800	1,544
	Samsung Card Co. Ltd.	39,900	1,532
	Korea Investment Holdings Co. Ltd.	36,170	1,524
	Daewoo International Corp.	41,060	1,442
	Doosan Heavy Industries & Construction Co. Ltd.	38,130	1,421
	KCC Corp.	4,742	1,410
	Kumho Petro chemical Co. Ltd.	15,929	1,383
	Korea Gas Corp.	20,900	1,342
	Yuhan Corp.	7,041	1,342
	Hanwha Corp.	47,240	1,339
	Shinsegae Co. Ltd.	6,212	1,336
	Lotte Confectionery Co. Ltd.	743	1,296
*	Daewoo Engineering & Construction Co. Ltd.	179,840	1,236
	Hanwha Life Insurance Co. Ltd.	195,730	1,192
	Hyundai Development Co.	56,400	1,160
	LS Corp.	15,384	1,133
	Hyosung Corp.	21,950	1,106
	S-1 Corp.	19,182	1,084
*	Korean Air Lines Co. Ltd.	32,450	1,041
	AMOREPACIFIC Group	2,733	1,038
	Daum Communications Corp.	12,502	1,022
	Woori Investment & Securities Co. Ltd.	98,790	1,017
*	Doosan Infracore Co. Ltd.	84,790	1,007
*	CJ Korea Express Co. Ltd.	9,948	959
	SK Networks Co. Ltd.	143,820	954
	NongShim Co. Ltd.	3,099	944
	Hanwha Chemical Corp.	63,230	941
	Hyundai Mipo Dockyard	9,195	904
	Mirae Asset Securities Co. Ltd.	21,530	901
	Doosan Corp.	8,031	899
	Mando Corp.	11,493	878
	Lotte Chilsung Beverage Co. Ltd.	562	877
	Halla Visteon Climate Control Corp.	30,660	830
	GS Engineering & Construction Corp.	29,423	810
	Samsung Fine Chemicals Co. Ltd.	16,489	801
	Hite Jinro Co. Ltd.	25,730	754
	Hyundai Hysco Co. Ltd.	25,300	709
	Hyundai Securities Co. Ltd.	99,610	693
	KEPCO Engineering & Construction Co. Inc.	8,496	677
*	Hanjin Shipping Co. Ltd.	72,940	547
	SKC Co. Ltd.	18,110	547
*	Hyundai Merchant Marine Co. Ltd.	57,020	531
	LG Hausys Ltd.	5,566	499
	Dongkuk Steel Mill Co. Ltd.	32,320	338
	Daishin Securities Co. Ltd.	34,800	296
	STX Pan Ocean Co. Ltd.	95,340	293
	Daishin Securities Co. Ltd. Prior Pfd.	8,160	44

			518,476
Total Common Stocks (Cost $5,592,053)			5,019,405

23

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2013

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (1.6%)[1]
Money Market Fund (1.4%)
2,3	Vanguard Market Liquidity Fund	0.142%		71,719,646	71,720

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.2%)
4	Fannie Mae Discount Notes	0.140%	5/22/13	500	500
5,6	Federal Home Loan Bank Discount Notes	0.140%	5/17/13	1,000	1,000
5,7	Federal Home Loan Bank Discount Notes	0.120%	5/31/13	5,000	4,999
					6,499
Total Temporary Cash Investments (Cost $78,219)					78,219
Total Investments (100.9%) (Cost $5,670,272)					5,097,624
Other Assets and Liabilities—Net (-0.9%)[3]					(45,122)
Net Assets (100%)					5,052,502

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $58,580,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.9%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $61,582,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $110,000 have been segregated as collateral for open forward currency contracts.
7 Securities with a value of $1,200,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

24

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
Common Stocks (99.3%)[1]
Brazil (14.5%)
	Itau Unibanco Holding SA ADR	30,920,537	520,393
^	Petroleo Brasileiro SA ADR Type A	25,351,849	506,276
	Banco Bradesco SA ADR	27,153,924	450,484
	Vale SA Class B ADR Pfd.	27,120,260	440,975
	Cia de Bebidas das Americas ADR	9,948,148	418,021
	Petroleo Brasileiro SA Prior Pfd.	39,304,216	392,306
	Petroleo Brasileiro SA	40,987,574	392,104
	Petroleo Brasileiro SA ADR	18,294,993	350,349
	Vale SA Class B ADR	17,580,119	300,444
	Banco do Brasil SA	23,804,037	299,818
	BRF SA	11,637,816	288,742
	Itau Unibanco Holding SA Prior Pfd.	16,721,226	280,477
	Banco Bradesco SA Prior Pfd.	16,756,040	275,366
	BM&FBovespa SA	39,180,279	271,809
	Itausa - Investimentos Itau SA Prior Pfd.	52,024,410	257,424
	Vale SA Prior Pfd.	15,120,364	245,538
	Cia de Bebidas das Americas Prior Pfd.	5,771,545	241,449
	Banco Bradesco SA	13,617,038	233,241
	Ultrapar Participacoes SA	7,827,220	208,126
	Cielo SA	7,531,772	198,538
	CCR SA	18,027,552	176,333
	Vale SA	10,281,837	175,497
	Cia de Bebidas das Americas	3,987,847	163,620
	BRF SA ADR	6,567,460	163,070
	Souza Cruz SA	7,942,600	122,072
*	BR Malls Participacoes SA	8,804,560	103,855
	Lojas Renner SA	2,587,414	98,233
	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,741,266	96,745
	Natura Cosmeticos SA	3,550,120	88,968
	Telefonica Brasil SA Prior Pfd.	3,320,914	88,170
	Banco Santander Brasil SA ADR	11,788,994	87,474
	Cia Energetica de Minas Gerais ADR	6,364,187	81,653
	Itau Unibanco Holding SA	4,749,994	80,482
	Gerdau SA ADR	9,909,083	77,786
	Lojas Americanas SA Prior Pfd.	8,872,498	77,428
	Tractebel Energia SA	4,340,185	77,140
	Telefonica Brasil SA ADR	2,884,339	76,666
	Embraer SA ADR	2,171,457	75,849
	Cia de Saneamento Basico do Estado de Sao Paulo ADR	4,886,094	69,871
	Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd.	1,262,441	69,320
	Klabin SA Prior Pfd.	9,981,840	66,803
	Gerdau SA Prior Pfd.	8,020,802	62,739
*	Hypermarcas SA	7,784,359	62,174
	Bradespar SA Prior Pfd.	4,730,705	60,010
	Cia Hering	2,927,281	59,621
	Banco Santander Brasil SA	7,918,315	58,138
	WEG SA	4,334,699	57,370
	Metalurgica Gerdau SA Prior Pfd. Class A	5,711,106	56,833
	Raia Drogasil SA	5,163,348	55,459
	Cosan SA Industria e Comercio	2,313,912	54,588
*	Cyrela Brazil Realty SA Empreendimentos e Participacoes	5,817,153	52,538
	CETIP SA - Mercados Organizados	4,448,662	52,519
	Embraer SA	5,954,320	51,902
	Localiza Rent a Car SA	2,804,208	49,826
*	Fibria Celulose SA	4,405,350	46,855
	JBS SA	14,771,833	46,588
	All America Latina Logistica SA	9,143,752	46,250
	Cia Energetica de Minas Gerais Prior Pfd.	3,621,040	46,097
	BR Properties SA	4,119,522	45,668
*	Tim Participacoes SA	10,889,578	45,501
	CPFL Energia SA	4,123,211	44,122

25

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Cia Siderurgica Nacional SA ADR	10,835,326	43,341
	Multiplan Empreendimentos Imobiliarios SA	1,477,879	42,185
	M Dias Branco SA	942,819	42,166
*	Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	8,381,420	41,473
	Totvs SA	2,132,973	40,106
	Cia Energetica de Sao Paulo Prior Pfd.	3,791,791	40,083
	Duratex SA	5,277,951	39,649
	Grupo BTG Pactual	2,060,576	33,956
	Cia Paranaense de Energia ADR	1,810,901	32,307
	Arteris SA	2,870,983	31,799
	PDG Realty SA Empreendimentos e Participacoes	27,659,745	31,244
	Cia de Saneamento Basico do Estado de Sao Paulo	2,211,702	31,140
	EDP - Energias do Brasil SA	4,948,930	30,202
	MRV Engenharia e Participacoes SA	6,370,895	27,416
*	BB Seguridade Participacoes SA	3,221,716	27,342
*	OGX Petroleo e Gas Participacoes SA	26,769,194	27,027
	EcoRodovias Infraestrutura e Logistica SA	3,089,804	26,748
	Porto Seguro SA	2,121,830	26,322
*	Tim Participacoes SA ADR	1,247,788	26,029
^	Oi SA ADR Pfd.	10,462,561	25,006
	Oi SA Prior Pfd.	9,898,211	24,242
	Sul America SA	2,819,551	21,068
	Lojas Americanas SA	2,564,747	20,587
	AES Tiete SA Prior Pfd.	1,987,733	20,148
	CPFL Energia SA ADR	937,499	20,063
	Cia Energetica de Minas Gerais	1,553,090	19,593
	Braskem SA ADR	1,019,877	18,001
	Gerdau SA	2,575,388	17,635
	Multiplus SA	1,007,822	16,613
	Cia Siderurgica Nacional SA	4,035,743	15,996
*	Braskem SA Prior Pfd.	1,797,378	15,622
	Oi SA	5,257,097	15,292
*	MPX Energia SA	3,553,138	15,148
	Light SA	1,467,021	14,643
	Centrais Eletricas Brasileiras SA Prior Pfd.	2,782,051	14,447
	Centrais Eletricas Brasileiras SA	5,244,583	14,181
*	Usinas Siderurgicas de Minas Gerais SA	2,467,306	12,406
	Cia de Transmissao de Energia Eletrica Paulista Prior Pfd.	659,159	11,541
	AES Tiete SA	1,205,208	11,102
^	Centrais Eletricas Brasileiras SA ADR	1,948,718	10,075
*	MMX Mineracao e Metalicos SA	7,982,000	9,335
	Guararapes Confeccoes SA	162,020	8,438
	Cia de Gas de Sao Paulo Prior Pfd. Class A	267,421	7,184
	Cia Paranaense de Energia Prior Pfd.	347,308	6,173
^,*	Fibria Celulose SA ADR	429,806	4,595
	Oi SA ADR	625,137	1,769
^	Centrais Eletricas Brasileiras SA ADR Pfd.	623,224	1,677
*	Cia Brasileira de Distribuicao Grupo Pao de Acucar Rights Exp. 5/21/13	1,421	4
			10,776,832
Chile (2.2%)
*	Cencosud SA	23,347,824	131,852
	SACI Falabella	9,993,264	114,266
	Banco de Chile	722,224,003	112,639
	Empresas COPEC SA	7,844,949	112,440
	Empresas CMPC SA	28,386,509	104,879
	Enersis SA ADR	5,337,519	100,772
	Latam Airlines Group SA	4,768,346	98,515
	Empresa Nacional de Electricidad SA ADR	1,561,456	83,241
	Sociedad Quimica y Minera de Chile SA ADR	1,335,101	66,074
	Banco de Credito e Inversiones	874,962	62,796
	Banco Santander Chile ADR	2,046,757	54,526
	Enersis SA	143,956,918	54,257
	CAP SA	1,552,455	48,952
	Aguas Andinas SA Class A	60,670,360	48,310

26

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Cia Cervecerias Unidas SA	2,623,907	45,408
	ENTEL Chile SA	2,341,614	45,147
	Colbun SA	143,702,085	44,244
	Empresa Nacional de Electricidad SA	23,176,778	41,093
	Corpbanca SA	2,765,376,624	37,874
	Sociedad Matriz Banco de Chile Class B	94,231,212	37,216
	AES Gener SA	49,919,722	36,251
	Embotelladora Andina SA Prior Pfd.	4,878,064	33,145
	Banco Santander Chile	468,980,053	31,318
	Sociedad Quimica y Minera de Chile SA Prior Pfd. Class B	580,901	28,764
	Latam Airlines Group SA	739,267	15,149
	Latam Airlines Group SA ADR	536,644	11,109
*	Banco de Chile	18,637,417	2,794
			1,603,031
China (19.0%)
	China Construction Bank Corp.	1,509,592,913	1,267,017
	China Mobile Ltd.	108,928,567	1,198,063
	Industrial & Commercial Bank of China Ltd.	1,507,683,003	1,062,774
	Bank of China Ltd.	1,575,005,177	737,944
	Tencent Holdings Ltd.	19,213,372	662,828
	CNOOC Ltd.	336,500,252	630,289
	PetroChina Co. Ltd.	441,465,479	562,705
	China Petroleum & Chemical Corp.	410,606,440	453,131
	China Life Insurance Co. Ltd.	155,676,470	430,598
	Ping An Insurance Group Co. of China Ltd.	39,933,488	316,948
	China Overseas Land & Investment Ltd.	85,350,276	260,597
	China Shenhua Energy Co. Ltd.	71,103,425	252,123
	Agricultural Bank of China Ltd.	482,397,065	231,161
	Belle International Holdings Ltd.	109,217,500	178,552
	China Merchants Bank Co. Ltd.	81,587,502	174,280
	China Telecom Corp. Ltd.	337,671,683	173,008
	China Pacific Insurance Group Co. Ltd.	46,329,594	166,983
	Hengan International Group Co. Ltd.	15,261,900	157,989
	China Minsheng Banking Corp. Ltd.	112,182,868	144,321
	China Unicom Hong Kong Ltd.	94,230,248	135,870
	Bank of Communications Co. Ltd.	168,654,345	134,309
	China Resources Power Holdings Co. Ltd.	39,827,048	130,406
	China Resources Land Ltd.	39,043,200	118,337
	Kunlun Energy Co. Ltd.	58,647,230	114,935
	Lenovo Group Ltd.	125,014,109	114,361
	Great Wall Motor Co. Ltd.	21,672,000	94,164
	Dongfeng Motor Group Co. Ltd.	61,212,744	91,451
	Anhui Conch Cement Co. Ltd.	25,050,452	90,947
	China CITIC Bank Corp. Ltd.	158,961,719	89,689
	ENN Energy Holdings Ltd.	15,380,400	89,046
	China Communications Construction Co. Ltd.	92,512,504	88,792
	China Resources Enterprise Ltd.	24,775,860	85,059
	China Merchants Holdings International Co. Ltd.	23,882,610	75,762
	Huaneng Power International Inc.	64,160,978	74,341
	Beijing Enterprises Holdings Ltd.	9,726,000	72,814
	PICC Property & Casualty Co. Ltd.	56,470,506	72,664
^	China National Building Material Co. Ltd.	61,046,960	72,273
*	Brilliance China Automotive Holdings Ltd.	57,118,700	70,080
	China Coal Energy Co. Ltd.	86,003,800	66,390
	Inner Mongolia Yitai Coal Co. Ltd. Class B	12,160,579	63,458
	China Oilfield Services Ltd.	32,053,800	63,370
	Shimao Property Holdings Ltd.	28,887,457	62,344
	China Gas Holdings Ltd.	59,243,900	58,462
	China Vanke Co. Ltd. Class B	26,958,970	54,977
	Jiangxi Copper Co. Ltd.	27,839,898	54,341
	Tsingtao Brewery Co. Ltd.	7,902,000	53,004
	China State Construction International Holdings Ltd.	33,368,872	48,683
^	Geely Automobile Holdings Ltd.	92,557,300	46,657
	Sinopharm Group Co. Ltd.	15,502,900	46,199

27

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	China Longyuan Power Group Corp.	50,130,800	46,046
^	Guangdong Investment Ltd.	46,386,080	44,910
	COSCO Pacific Ltd.	33,473,788	44,470
^,*	Byd Co. Ltd.	12,361,755	44,257
	Sino-Ocean Land Holdings Ltd.	65,385,302	43,164
^	Yanzhou Coal Mining Co. Ltd.	40,869,320	42,714
	Country Garden Holdings Co. Ltd.	75,353,662	42,692
	CITIC Securities Co. Ltd.	18,775,200	42,669
^	Evergrande Real Estate Group Ltd.	103,343,785	42,285
	China Railway Group Ltd.	79,904,408	42,177
	Haitong Securities Co. Ltd.	28,712,000	41,898
^,*,2	People's Insurance Co. Group of China Ltd.	79,395,000	41,620
	China Railway Construction Corp. Ltd.	39,531,265	39,964
	China Communications Services Corp. Ltd.	53,253,973	39,013
	China Resources Gas Group Ltd.	13,868,100	38,938
	Guangzhou Automobile Group Co. Ltd.	46,004,584	38,038
	Longfor Properties Co. Ltd.	22,677,080	37,940
^	Zijin Mining Group Co. Ltd.	125,215,680	37,142
	Guangzhou R&F Properties Co. Ltd.	20,034,100	36,355
	Agile Property Holdings Ltd.	27,988,345	36,285
	Shandong Weigao Group Medical Polymer Co. Ltd.	36,985,800	35,629
^	Weichai Power Co. Ltd.	10,079,820	35,211
^	GCL-Poly Energy Holdings Ltd.	160,880,000	32,694
	Kingboard Chemical Holdings Ltd.	11,834,726	32,230
	New China Life Insurance Co. Ltd.	8,638,800	32,195
	Shanghai Industrial Holdings Ltd.	10,086,445	32,048
^	CITIC Pacific Ltd.	26,315,674	31,909
^,*	Aluminum Corp. of China Ltd.	82,407,220	31,457
*	Greentown China Holdings Ltd.	16,036,000	31,185
	Chongqing Rural Commercial Bank	56,665,461	30,907
	Air China Ltd.	38,066,748	30,859
	Yuexiu Property Co. Ltd.	98,153,300	29,098
	Nine Dragons Paper Holdings Ltd.	33,171,000	28,858
	China Everbright Ltd.	17,926,010	28,573
	SOHO China Ltd.	33,045,506	28,554
*	Poly Property Group Co. Ltd.	40,870,900	28,518
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	28,356,579	28,462
*	Haier Electronics Group Co. Ltd.	15,914,000	28,453
*	China Taiping Insurance Holdings Co. Ltd.	16,590,507	28,303
	Jiangsu Expressway Co. Ltd.	24,766,139	27,137
	Zhuzhou CSR Times Electric Co. Ltd.	9,695,000	26,875
	Franshion Properties China Ltd.	76,282,094	26,062
	Lee & Man Paper Manufacturing Ltd.	34,886,000	26,022
^	CSR Corp. Ltd.	39,403,377	26,015
	Datang International Power Generation Co. Ltd.	58,982,568	26,007
	Shanghai Pharmaceuticals Holding Co. Ltd.	11,992,300	24,732
^	Golden Eagle Retail Group Ltd.	13,925,000	24,539
	Zhejiang Expressway Co. Ltd.	30,902,704	24,299
^,*	GOME Electrical Appliances Holding Ltd.	238,663,805	24,038
^	China Resources Cement Holdings Ltd.	40,950,686	23,655
	China BlueChemical Ltd.	38,165,405	23,316
	Shenzhou International Group Holdings Ltd.	8,005,065	23,209
	Shenzhen International Holdings Ltd.	177,090,000	23,084
^,*	China COSCO Holdings Co. Ltd.	53,692,000	22,750
	Chongqing Changan Automobile Co. Ltd. Class B	17,382,264	22,396
^	ZTE Corp.	13,110,728	22,128
	Shanghai Electric Group Co. Ltd.	61,811,756	21,724
	Beijing Capital International Airport Co. Ltd.	31,160,564	21,648
	Far East Horizon Ltd.	31,773,010	21,630
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	4,737,709	21,628
	China Agri-Industries Holdings Ltd.	43,681,961	21,468
^,*	Hopson Development Holdings Ltd.	12,836,000	21,453
	Fosun International Ltd.	27,851,237	19,852
	Wumart Stores Inc.	11,321,000	19,844

28

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Zhaojin Mining Industry Co. Ltd.	17,741,000	19,835
	BBMG Corp.	24,521,500	19,747
	China International Marine Containers Group Co. Ltd.	12,242,098	19,601
	China Southern Airlines Co. Ltd.	35,616,000	18,786
^,*	China Shipping Container Lines Co. Ltd.	78,002,618	18,662
	Shenzhen Investment Ltd.	43,550,000	18,302
^,*	China Yurun Food Group Ltd.	28,063,149	16,745
	Sinopec Shanghai Petrochemical Co. Ltd.	47,875,192	16,509
^	Zhongsheng Group Holdings Ltd.	11,786,000	16,400
	KWG Property Holding Ltd.	23,706,000	16,391
^	Anta Sports Products Ltd.	18,401,000	15,444
^,*	Huadian Power International Co.	27,552,000	15,138
^	Guangshen Railway Co. Ltd.	29,956,000	15,123
^,*	Guangzhou Pharmaceutical Co. Ltd.	4,606,000	15,121
^	Bosideng International Holdings Ltd.	55,978,000	14,724
^,*	Renhe Commercial Holdings Co. Ltd.	219,312,000	13,863
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	10,025,683	13,783
^,*	Angang Steel Co. Ltd.	23,244,374	13,745
^,*	China Eastern Airlines Corp. Ltd.	32,886,000	13,212
	China Dongxiang Group Co.	72,236,000	12,407
^	China Shipping Development Co. Ltd.	27,696,021	11,920
	CSG Holding Co. Ltd. Class B	15,473,963	11,117
^,*	Metallurgical Corp. of China Ltd.	53,638,252	10,948
	Harbin Electric Co. Ltd.	14,164,000	10,888
^	China Molybdenum Co. Ltd.	26,425,000	10,245
	Travelsky Technology Ltd.	16,084,000	10,242
^	Dongfang Electric Corp. Ltd.	6,956,430	9,793
	Kingboard Laminates Holdings Ltd.	21,304,000	9,565
^,*	China Zhongwang Holdings Ltd.	28,064,381	9,377
^,*	Li Ning Co. Ltd.	16,243,500	8,978
^,*	Maanshan Iron & Steel	36,116,000	8,934
	China Merchants Property Development Co. Ltd. Class B	2,839,868	8,794
	Guangdong Electric Power Development Co. Ltd. Class B	13,171,937	8,554
	Sinofert Holdings Ltd.	37,870,000	8,225
^	Sany Heavy Equipment International Holdings Co. Ltd.	19,544,000	7,850
^	China Foods Ltd.	15,159,506	7,744
^	Sinotruk Hong Kong Ltd.	13,203,500	7,361
	Weifu High-Technology Group Co. Ltd. Class B	1,914,902	7,078
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	7,219,499	6,860
*	BOE Technology Group Co. Ltd. Class B	27,232,100	6,510
^	Sinopec Yizheng Chemical Fibre Co. Ltd.	28,750,000	6,421
^	Lianhua Supermarket Holdings Co. Ltd.	10,526,000	6,394
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	16,558,901	5,964
^	China National Materials Co. Ltd.	23,864,000	5,922
	Shenzhen Expressway Co. Ltd.	14,356,000	5,907
	Dazhong Transportation Group Co. Ltd. Class B	9,452,706	5,818
	Anhui Gujing Distillery Co. Ltd. Class B	2,334,515	5,507
	Sichuan Expressway Co. Ltd.	17,894,000	5,494
^	Xinjiang Goldwind Science & Technology Co. Ltd.	8,646,600	5,245
*	CITIC Resources Holdings Ltd.	38,602,000	4,884
	Shandong Chenming Paper Holdings Ltd. Class B	10,442,773	4,845
	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	4,082,329	4,301
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	4,510,570	4,296
	Anhui Expressway Co.	6,918,000	3,836
	Zhejiang Southeast Electric Power Co. Class B	4,248,149	3,537
*	Shanghai Haixin Group Co. Class B	7,257,519	3,496
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	2,271,444	3,420
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	6,829,922	3,411
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	3,346,475	3,354
	Sinotrans Ltd.	15,654,000	3,353
	Double Coin Holdings Ltd. Class B	4,181,734	3,171
	Shanghai Friendship Group Inc. Co. Class B	2,637,422	3,047
	Shandong Chenming Paper Holdings Ltd.	7,243,000	2,815
	Jiangling Motors Corp. Ltd. Class B	1,028,877	2,628

29

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	1,450,388	2,503
	Tianjin Capital Environmental Protection Group Co. Ltd.	6,920,000	2,447
	Bengang Steel Plates Co. Class B	6,266,100	2,225
*	Guangzhou Shipyard International Co. Ltd.	2,094,000	1,858
	Beijing North Star Co. Ltd.	5,376,000	1,339
	Foshan Electrical and Lighting Co. Ltd. Class B	1,832,400	1,302
*	Huadian Energy Co. Ltd. Class B	3,641,469	1,023
*	Jinzhou Port Co. Ltd. Class B	1,656,500	623
			14,112,634
Colombia (1.0%)
	Bancolombia SA ADR	4,038,011	273,656
^	Ecopetrol SA ADR	2,787,799	132,616
	Grupo de Inversiones Suramericana SA	3,757,268	79,259
	Ecopetrol SA	32,276,685	77,637
	Almacenes Exito SA	4,074,672	66,799
	Grupo de Inversiones Suramericana SA Prior Pfd.	1,760,180	37,054
	Interconexion Electrica SA ESP	5,767,501	26,545
	Corp Financiera Colombiana SA	1,127,191	21,802
	Cementos Argos SA	4,202,376	18,766
	Grupo Aval Acciones y Valores Prior Pfd.	20,790,471	14,581
*	Isagen SA ESP	9,074,758	12,629
	Grupo Argos SA Prior Pfd.	712,226	7,860
	Bancolombia SA Prior Pfd.	59,020	967
			770,171
Czech Republic (0.2%)
	CEZ AS	3,347,985	97,129
^	Komercni Banka AS	318,508	60,990
	Telefonica Czech Republic AS	2,071,122	29,964
			188,083
Egypt (0.1%)
*	Orascom Telecom Holding SAE GDR	9,027,373	30,455
	Commercial International Bank Egypt SAE	3,906,142	17,232
	Egyptian Kuwaiti Holding Co. SAE	2,456,711	2,874
	Telecom Egypt Co.	1,443,930	2,629
*	Talaat Moustafa Group	4,208,215	2,395
*	Egyptian Financial Group-Hermes Holding	1,335,097	1,918
			57,503
Hungary (0.3%)
	OTP Bank plc	5,303,123	110,720
	MOL Hungarian Oil and Gas plc	932,225	66,264
	Richter Gedeon Nyrt	284,433	42,221
^	Magyar Telekom Telecommunications plc	10,035,278	18,561
			237,766
India (8.5%)
	Reliance Industries Ltd.	33,124,550	485,260
	Infosys Ltd.	9,899,856	410,061
	Housing Development Finance Corp.	23,801,556	374,931
	Oil & Natural Gas Corp. Ltd.	42,876,272	260,485
	Tata Consultancy Services Ltd.	9,808,581	251,053
	ICICI Bank Ltd.	11,482,870	249,359
	ITC Ltd.	39,242,432	239,790
	HDFC Bank Ltd. ADR	3,951,662	167,709
	HDFC Bank Ltd.	12,334,756	156,618
	Bharti Airtel Ltd.	25,331,183	150,224
	Sun Pharmaceutical Industries Ltd.	8,000,945	141,329
	Hindustan Unilever Ltd.	11,597,585	125,787
	Axis Bank Ltd.	4,352,062	120,826
	NTPC Ltd.	41,322,013	120,766
	State Bank of India	2,715,970	114,355
	Tata Motors Ltd.	19,628,695	108,300
	Mahindra & Mahindra Ltd.	6,259,360	107,539
	Larsen & Toubro Ltd.	3,057,297	85,959
	Coal India Ltd.	13,145,127	77,997

30

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Kotak Mahindra Bank Ltd.	5,472,271	71,893
	United Spirits Ltd.	1,608,031	66,121
	IDFC Ltd.	23,222,552	66,067
	HCL Technologies Ltd.	4,325,767	57,871
	Cairn India Ltd.	9,391,699	54,496
	Cipla Ltd.	6,989,391	52,660
	Asian Paints Ltd.	596,381	51,894
	Bajaj Auto Ltd.	1,450,158	50,685
	Hero Motocorp Ltd.	1,654,653	50,554
	Ultratech Cement Ltd.	1,402,368	49,535
	Wipro Ltd. ADR	6,182,309	49,397
	Power Grid Corp. of India Ltd.	23,124,060	48,211
	IndusInd Bank Ltd.	5,294,495	45,994
	Nestle India Ltd.	482,181	44,618
	Jindal Steel & Power Ltd.	7,800,734	44,176
	Maruti Suzuki India Ltd.	1,419,728	44,037
	Ambuja Cements Ltd.	12,683,886	43,973
	Dr Reddy's Laboratories Ltd. ADR	1,155,238	43,760
	Bharat Heavy Electricals Ltd.	12,114,339	43,436
	Zee Entertainment Enterprises Ltd.	9,705,227	42,202
	GAIL India Ltd.	6,335,656	41,374
*	Idea Cellular Ltd.	16,503,583	40,641
	Lupin Ltd.	3,070,348	40,100
	NMDC Ltd.	16,394,889	38,334
	Godrej Consumer Products Ltd.	2,481,865	37,968
	Indian Oil Corp. Ltd.	6,568,726	36,469
	Shriram Transport Finance Co. Ltd.	2,585,147	35,793
	Sterlite Industries India Ltd.	19,727,380	35,402
	Yes Bank Ltd.	3,578,220	33,365
	Wipro Ltd.	4,905,618	31,708
	DLF Ltd.	7,001,778	31,073
	Tata Power Co. Ltd.	17,647,222	31,042
*	Satyam Computer Services Ltd.	14,552,694	29,860
	JSW Steel Ltd.	2,282,886	29,837
	Rural Electrification Corp. Ltd.	7,129,582	29,737
	Jaiprakash Associates Ltd.	20,737,554	29,039
	Hindalco Industries Ltd.	15,788,793	28,615
	Bharat Petroleum Corp. Ltd.	3,626,134	27,867
	Tata Steel Ltd.	4,795,520	27,045
	Oil India Ltd.	2,572,772	26,290
	ACC Ltd.	1,053,941	24,154
	Dabur India Ltd.	8,723,609	23,932
	Sesa Goa Ltd.	7,991,163	23,668
*	Wockhardt Ltd.	665,016	23,590
	Power Finance Corp. Ltd.	6,501,124	23,556
	Reliance Communications Ltd.	12,743,581	22,998
	Adani Ports and Special Economic Zone	8,178,035	22,030
	Adani Enterprises Ltd.	5,430,481	22,015
*	Ranbaxy Laboratories Ltd.	2,613,183	21,940
	Titan Industries Ltd.	4,341,967	21,838
	Bank of Baroda	1,675,699	21,795
	Dr Reddy's Laboratories Ltd.	553,280	20,870
	Indiabulls Financial Services Ltd.	4,024,329	20,303
	Glenmark Pharmaceuticals Ltd.	2,234,714	20,221
	Steel Authority of India Ltd.	16,952,711	19,464
	United Breweries Ltd.	1,398,443	19,067
	Reliance Infrastructure Ltd.	2,606,418	18,193
	Colgate-Palmolive India Ltd.	661,272	18,033
	Siemens Ltd.	1,726,644	17,514
	Piramal Enterprises Ltd.	1,673,276	17,437
*	Oracle Financial Services Software Ltd.	340,030	16,599
	Divi's Laboratories Ltd.	815,961	16,294
	Reliance Capital Ltd.	2,450,503	16,096
*	Reliance Power Ltd.	11,412,687	15,146

31

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Cadila Healthcare Ltd.	999,641	14,577
	Aditya Birla Nuvo Ltd.	739,045	14,411
	Grasim Industries Ltd.	262,243	14,280
	Shree Cement Ltd.	170,188	14,242
*	Unitech Ltd.	28,359,418	14,195
	NHPC Ltd.	35,053,695	14,140
	Bank of India	2,312,920	14,109
	Canara Bank	1,776,365	13,706
	Container Corp. Of India	632,338	13,193
	Cummins India Ltd.	1,354,188	12,859
	Sun TV Network Ltd.	1,612,808	12,510
	Punjab National Bank	844,139	12,056
	Bharti Infratel Ltd.	3,471,154	11,473
	Hindustan Zinc Ltd.	5,082,813	11,245
	GlaxoSmithKline Pharmaceuticals Ltd.	265,956	11,174
	Castrol India Ltd.	1,807,246	11,049
	Exide Industries Ltd.	4,197,005	10,359
	Union Bank of India	2,267,039	10,318
	ABB Ltd.	1,001,406	9,702
	JSW Energy Ltd.	7,933,245	9,680
	Hindustan Petroleum Corp. Ltd.	1,676,743	9,574
*	GMR Infrastructure Ltd.	23,909,697	9,053
	Bajaj Holdings and Investment Ltd.	541,443	8,953
	IDBI Bank Ltd.	5,126,124	8,406
*	Adani Power Ltd.	8,825,199	7,994
	Godrej Industries Ltd.	1,391,554	7,993
	Mphasis Ltd.	1,147,196	7,964
	Bharat Forge Ltd.	1,848,133	7,930
	Tata Chemicals Ltd.	1,248,584	7,516
	Bharat Electronics Ltd.	341,565	7,447
	ICICI Bank Ltd. ADR	139,329	6,523
	Oriental Bank of Commerce	1,194,783	5,954
	Tata Communications Ltd.	1,311,883	5,575
	Torrent Power Ltd.	2,088,983	5,484
	Ashok Leyland Ltd.	12,600,202	5,364
	Crompton Greaves Ltd.	3,018,805	5,178
	GlaxoSmithKline Consumer Healthcare Ltd.	58,174	4,344
*	Essar Oil Ltd.	2,785,679	3,954
	State Bank of India GDR	43,236	3,657
	Corp Bank	482,151	3,388
	Mangalore Refinery & Petrochemicals Ltd.	2,302,800	2,033
	Great Eastern Shipping Co. Ltd.	365,638	1,475
			6,303,277
Indonesia (3.3%)
	Astra International Tbk PT	420,414,000	318,105
	Bank Central Asia Tbk PT	256,204,324	283,585
	Telekomunikasi Indonesia Persero Tbk PT	210,392,681	253,478
	Bank Rakyat Indonesia Persero Tbk PT	224,393,900	217,331
	Bank Mandiri Persero Tbk PT	195,347,780	211,333
	Perusahaan Gas Negara Persero Tbk PT	223,522,104	143,775
	Semen Indonesia Persero Tbk PT	61,931,004	117,373
	Bank Negara Indonesia Persero Tbk PT	154,042,861	85,670
	Charoen Pokphand Indonesia Tbk PT	154,248,432	80,155
	Indocement Tunggal Prakarsa Tbk PT	27,696,131	75,362
	Indofood Sukses Makmur Tbk PT	91,790,296	69,476
	Unilever Indonesia Tbk PT	24,031,030	64,930
	Kalbe Farma Tbk PT	434,286,990	62,206
	Gudang Garam Tbk PT	11,967,880	60,884
	United Tractors Tbk PT	31,554,101	57,712
*	Bank Danamon Indonesia Tbk PT	65,529,524	43,507
	Adaro Energy Tbk PT	288,916,780	36,617
	Indo Tambangraya Megah Tbk PT	8,285,800	31,351
	Bumi Resources Tbk PT	427,866,414	29,578
	Jasa Marga Persero Tbk PT	42,835,500	29,561

32

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Indofood CBP Sukses Makmur Tbk PT	24,245,000	28,573
	Tambang Batubara Bukit Asam Persero Tbk PT	16,687,325	26,190
	Media Nusantara Citra Tbk PT	63,070,750	20,303
*	XL Axiata Tbk PT	36,555,724	19,182
	Global Mediacom Tbk PT	84,881,889	19,013
	Indosat Tbk PT	29,889,273	18,459
	Astra Agro Lestari Tbk PT	6,999,680	12,759
	Vale Indonesia Tbk PT	40,106,125	11,805
	Aneka Tambang Persero Tbk PT	66,278,500	9,431
	Holcim Indonesia Tbk PT	5,524,000	2,076
*	Tower Bersama Infrastructure Tbk PT	3,173,800	1,846
			2,441,626
Malaysia (4.3%)
	Malayan Banking Bhd.	89,882,288	284,348
	CIMB Group Holdings Bhd.	99,331,248	252,873
	Sime Darby Bhd.	76,240,713	236,651
	Axiata Group Bhd.	104,043,394	231,641
	Genting Bhd.	46,284,090	159,848
	Petronas Chemicals Group Bhd.	60,012,822	128,836
	IOI Corp. Bhd.	76,935,478	127,228
	DiGi.Com Bhd.	78,971,550	120,488
	Public Bank Bhd. (Foreign)	22,013,647	118,834
	Maxis Bhd.	48,620,050	108,037
	Petronas Gas Bhd.	16,471,896	106,780
	AMMB Holdings Bhd.	35,994,058	79,286
	Kuala Lumpur Kepong Bhd.	11,023,212	78,157
	Genting Malaysia Bhd.	61,655,490	76,267
	Tenaga Nasional Bhd.	28,580,507	73,745
	UMW Holdings Bhd.	13,786,520	64,821
	British American Tobacco Malaysia Bhd.	2,935,487	61,134
	YTL Corp. Bhd.	110,329,056	59,458
	Felda Global Ventures Holdings Bhd.	38,738,657	58,805
*	Sapurakencana Petroleum Bhd.	55,516,925	58,054
	Hong Leong Bank Bhd.	11,713,105	55,689
	Gamuda Bhd.	39,683,216	53,123
*	IHH Healthcare Bhd.	42,974,476	53,013
	PPB Group Bhd.	12,234,908	51,479
	IJM Corp. Bhd.	28,226,050	50,615
	Petronas Dagangan Bhd.	6,125,500	47,554
	Telekom Malaysia Bhd.	25,363,640	46,017
	AirAsia Bhd.	42,234,248	40,707
	Bumi Armada Bhd.	27,640,981	36,249
	RHB Capital Bhd.	12,636,935	35,247
	YTL Power International Bhd.	67,083,027	33,302
	Alliance Financial Group Bhd.	22,509,517	33,007
2	Astro Malaysia Holdings Bhd.	32,378,400	31,414
	Lafarge Malayan Cement Bhd.	8,600,520	28,059
	Berjaya Sports Toto Bhd.	18,865,495	26,044
*	UEM Land Holdings Bhd.	28,111,400	23,201
	Hong Leong Financial Group Bhd.	4,231,300	21,568
	SP Setia Bhd.	17,030,624	19,188
	Parkson Holdings Bhd.	11,616,523	16,110
	MMC Corp. Bhd.	16,460,700	13,787
	Malaysia Marine and Heavy Engineering Holdings Bhd.	9,416,435	11,783
			3,212,447
Mexico (5.6%)
	America Movil SAB de CV	775,324,730	834,561
	Fomento Economico Mexicano SAB de CV	45,219,069	514,260
	Wal-Mart de Mexico SAB de CV	118,966,059	378,581
	Grupo Financiero Banorte SAB de CV	39,736,888	299,639
	Grupo Mexico SAB de CV Class B	81,746,409	292,589
	Grupo Televisa SAB	54,259,620	275,492
*	Cemex SAB de CV	237,071,833	267,290
	Alfa SAB de CV Class A	59,470,642	138,118

33

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Grupo Bimbo SAB de CV Class A	39,350,254	128,042
	Coca-Cola Femsa SAB de CV	7,504,270	121,214
	Mexichem SAB de CV	23,099,535	117,740
	Industrias Penoles SAB de CV	2,647,370	110,534
	Grupo Financiero Inbursa SAB de CV	34,502,391	101,101
	Grupo Financiero Santander Mexico SAB de CV Class B	30,839,501	99,739
	Grupo Modelo SAB de CV	10,130,550	92,175
	Kimberly-Clark de Mexico SAB de CV Class A	18,234,770	63,254
	Grupo Carso SAB de CV	10,250,230	58,510
	Grupo Aeroportuario del Sureste SAB de CV Class B	4,676,272	58,034
	Arca Continental SAB de CV	5,956,406	49,124
*	Minera Frisco SAB de CV	10,889,607	46,546
	Grupo Elektra SAB DE CV	720,891	31,067
*	OHL Mexico SAB de CV	9,259,500	28,719
*	Industrias CH SAB de CV Class B	3,513,998	28,318
	Organizacion Soriana SAB de CV Class B	4,808,862	19,798
	Alpek SA de CV	6,896,521	16,460
			4,170,905
Morocco (0.0%)
	Douja Promotion Groupe Addoha SA	409,761	2,666

Netherlands (0.1%)
*	OCI NV	1,816,963	54,509

Peru (0.4%)
	Credicorp Ltd.	758,349	114,200
	Cia de Minas Buenaventura SA ADR	3,727,861	74,632
	Credicorp Ltd.	357,268	53,411
	Volcan Cia Minera SAA Class B	38,990,365	25,079
	Cia de Minas Buenaventura SA	461,011	9,245
			276,567
Philippines (1.5%)
	SM Investments Corp.	5,221,720	145,372
	Philippine Long Distance Telephone Co.	1,791,370	132,398
	Ayala Land Inc.	114,945,129	90,777
	Bank of the Philippine Islands	29,666,176	74,088
	SM Prime Holdings Inc.	145,698,367	70,899
*	BDO Unibank Inc.	29,700,402	66,221
	Ayala Corp.	4,214,177	65,692
	Aboitiz Equity Ventures Inc.	45,948,450	63,659
	San Miguel Corp.	18,326,075	53,859
	Metropolitan Bank & Trust	17,631,885	53,368
	Universal Robina Corp.	18,066,100	52,146
	Alliance Global Group Inc.	85,492,834	49,292
	International Container Terminal Services Inc.	15,775,150	35,274
	Aboitiz Power Corp.	34,681,826	31,434
	Manila Electric Co.	3,264,536	29,676
	Jollibee Foods Corp.	8,468,699	26,454
	Globe Telecom Inc.	721,643	25,078
	DMCI Holdings Inc.	16,964,010	23,513
	Energy Development Corp.	142,741,953	22,599
*	Bloomberry Resorts Corp.	44,227,972	12,905
			1,124,704
Poland (1.4%)
^	Powszechna Kasa Oszczednosci Bank Polski SA	18,051,080	187,966
	Powszechny Zaklad Ubezpieczen SA	1,174,547	162,006
^	KGHM Polska Miedz SA	2,885,801	135,779
	Bank Pekao SA	2,724,793	130,722
^,*	Polski Koncern Naftowy Orlen SA	6,711,843	104,216
	PGE SA	15,260,599	79,309
*	Polskie Gornictwo Naftowe i Gazownictwo SA	37,031,749	62,611
	Telekomunikacja Polska SA	13,956,995	31,136
	Tauron Polska Energia SA	22,351,567	29,826
^,*	BRE Bank SA	262,834	28,782

34

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
^	Jastrzebska Spolka Weglowa SA	1,078,480	28,706
	Bank Handlowy w Warszawie SA	684,457	20,387
	Synthos SA	9,930,139	14,812
	Enea SA	2,609,969	10,743
*	ING Bank Slaski SA	359,184	10,234
^,*	Getin Noble Bank SA	18,451,521	9,184
^	Asseco Poland SA	293,026	3,977
			1,050,396
Russia (6.2%)
	Gazprom OAO ADR	87,185,407	694,342
	Sberbank of Russia	195,596,518	624,152
	Lukoil OAO ADR	8,963,881	569,959
	Magnit OJSC GDR	5,574,422	284,855
	Gazprom OAO	63,461,933	253,549
	Mobile Telesystems OJSC ADR	10,777,690	223,098
	Lukoil OAO	3,309,517	210,119
	Uralkali OJSC	27,465,449	199,066
	Rosneft OAO GDR	23,990,885	164,542
	Tatneft OAO ADR	3,857,667	146,364
	NovaTek OAO GDR	1,420,138	144,162
	MMC Norilsk Nickel OJSC ADR	7,602,113	117,344
	Rostelecom OJSC	30,501,897	114,396
	Surgutneftegas OAO ADR	13,243,724	112,990
	Sberbank of Russia ADR	7,566,495	97,659
*	VTB Bank OJSC GDR	26,765,177	84,616
	AK Transneft OAO Prior Pfd.	32,078	64,841
	Sistema JSFC GDR	2,998,458	57,341
*	MegaFon OAO GDR	1,814,632	56,106
	Tatneft OAO	7,347,242	47,032
	Federal Hydrogenerating Co. JSC	2,305,212,363	41,189
	MMC Norilsk Nickel OJSC	227,890	37,855
	Novolipetsk Steel OJSC GDR	1,871,454	31,438
	Rosneft OAO	3,875,385	26,696
	E.ON Russia JSC	279,393,779	22,560
*	Federal Grid Co. Unified Energy System JSC	5,129,496,228	20,004
	LSR Group GDR	3,870,474	16,891
*	Rosseti OAO	389,774,605	16,867
*	Inter Rao Ues OAO	39,554,150,909	16,223
	Aeroflot - Russian Airlines OJSC	8,906,840	15,453
	Severstal OAO GDR	1,774,673	15,196
	Surgutneftegas OAO	16,400,549	14,112
	Severstal OAO	1,644,679	13,944
	TMK OAO GDR	1,083,570	13,776
*	NOMOS-BANK GDR	966,948	12,939
*	Pharmstandard OJSC GDR	594,306	12,471
^	Mechel ADR	2,946,939	12,024
	Polyus Gold OJSC	371,589	11,567
	Phosagro OAO GDR	632,140	8,950
	Magnitogorsk Iron & Steel Works	28,679,788	6,771
	Mosenergo OAO	102,597,702	4,043
*	Raspadskaya OAO	2,596,971	3,839
	Acron JSC	57,174	2,260
*	VTB Bank OJSC	683,560,475	1,081
	Mobile Telesystems OJSC	95,358	841
^,*	Rostelecom OJSC ADR	27,263	615
	NovaTek OAO	61,651	578
	Novolipetsk Steel OJSC	82,970	139
*	Mechel	9,605	39
			4,646,894
South Africa (8.3%)
	MTN Group Ltd.	35,064,847	632,780
	Naspers Ltd.	8,172,531	547,663
	Sasol Ltd.	11,449,259	495,942
	Standard Bank Group Ltd.	25,170,091	314,739

35

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	FirstRand Ltd.	60,960,956	212,090
	Remgro Ltd.	10,066,380	203,064
	Sanlam Ltd.	39,540,348	202,874
	Shoprite Holdings Ltd.	9,070,829	172,252
	Aspen Pharmacare Holdings Ltd.	7,499,694	163,094
	AngloGold Ashanti Ltd.	7,962,175	153,620
	Impala Platinum Holdings Ltd.	10,816,644	148,236
	Bidvest Group Ltd.	5,612,297	146,077
	Woolworths Holdings Ltd.	15,171,889	118,396
	Gold Fields Ltd.	15,289,308	114,632
	Growthpoint Properties Ltd.	34,086,578	112,048
	ABSA Group Ltd.	6,759,771	111,369
	Steinhoff International Holdings Ltd.	38,125,086	101,830
	Truworths International Ltd.	9,604,539	95,616
	Nedbank Group Ltd.	4,116,766	87,536
	Tiger Brands Ltd.	2,760,418	85,978
	Imperial Holdings Ltd.	3,651,123	80,941
	Life Healthcare Group Holdings Ltd.	19,122,875	80,832
	Vodacom Group Ltd.	6,855,697	80,408
	Kumba Iron Ore Ltd.	1,476,758	78,283
	Netcare Ltd.	30,419,615	69,131
	Mr Price Group Ltd.	4,800,547	69,070
	RMB Holdings Ltd.	15,296,666	67,971
	Mediclinic International Ltd.	8,635,518	62,634
	Discovery Ltd.	6,153,927	56,118
	MMI Holdings Ltd.	21,362,978	54,563
	Foschini Group Ltd.	4,015,950	51,534
	Nampak Ltd.	12,958,262	47,646
	Spar Group Ltd.	3,597,649	47,508
^,*	Anglo American Platinum Ltd.	1,228,949	46,838
	Exxaro Resources Ltd.	2,961,702	46,646
	Massmart Holdings Ltd.	2,239,333	46,430
^	African Bank Investments Ltd.	14,464,259	45,969
	Barloworld Ltd.	4,383,351	45,949
	Harmony Gold Mining Co. Ltd.	7,813,187	39,499
	AVI Ltd.	6,353,725	38,224
	PPC Ltd.	9,970,586	36,492
	Investec Ltd.	4,738,882	34,052
	Clicks Group Ltd.	5,256,240	33,527
*	Sappi Ltd.	11,075,801	33,291
	Mondi Ltd.	2,448,300	32,935
	Coronation Fund Managers Ltd.	5,463,284	32,711
	Capitec Bank Holdings Ltd.	1,311,834	31,953
	African Rainbow Minerals Ltd.	1,619,319	31,951
	Liberty Holdings Ltd.	2,357,296	31,422
	Reunert Ltd.	3,475,306	30,249
	Aveng Ltd.	8,137,144	26,751
	Aeci Ltd.	2,291,890	25,643
	Hyprop Investments Ltd.	2,849,699	25,173
	Capital Property Fund	18,981,756	24,958
	Sun International Ltd.	1,976,302	24,025
	Assore Ltd.	700,256	22,847
	Pick n Pay Stores Ltd.	4,691,569	22,239
	Tongaat Hulett Ltd.	1,522,799	22,128
*	Murray & Roberts Holdings Ltd.	8,579,499	21,025
	Adcock Ingram Holdings Ltd.	3,080,080	20,966
	Omnia Holdings Ltd.	1,165,192	20,486
	Grindrod Ltd.	9,296,921	19,482
	Brait SE	4,750,612	19,418
	Wilson Bayly Holmes-Ovcon Ltd.	1,017,548	17,532
*	Northam Platinum Ltd.	4,528,237	16,834
	DataTec Ltd.	2,824,660	15,911
	Acucap Properties Ltd.	2,487,881	14,553
*	Sibanye Gold Ltd.	15,095,796	14,299

36

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Fountainhead Property Trust	12,282,839	12,953
	Illovo Sugar Ltd.	3,150,889	12,181
	Lewis Group Ltd.	1,808,504	11,892
	JSE Ltd.	1,351,729	11,561
	Pick'n Pay Holdings Ltd.	5,454,226	10,773
*	Telkom SA SOC Ltd.	6,414,413	9,159
*	ArcelorMittal South Africa Ltd.	3,424,753	8,801
^	JD Group Ltd.	2,240,989	8,266
	Santam Ltd.	399,500	7,844
*	Royal Bafokeng Platinum Ltd.	988,027	6,022
*	Palabora Mining Co. Ltd.	181,074	2,153
			6,180,488
South Korea (5.0%)
	Samsung Electronics Co. Ltd. GDR	1,002,391	694,238
	Samsung Electronics Co. Ltd.	218,154	301,711
	Hyundai Motor Co.	1,057,988	192,113
	POSCO	512,119	147,197
	Hyundai Mobis	464,905	105,705
*	SK Hynix Inc.	3,581,690	97,552
	Kia Motors Corp.	1,779,554	88,766
	NHN Corp.	274,312	73,978
	LG Chem Ltd.	303,929	71,927
	Samsung Life Insurance Co. Ltd.	690,890	68,100
	KB Financial Group Inc.	1,939,909	63,440
	KT&G Corp.	846,066	60,958
	LG Electronics Inc.	744,851	59,702
	Shinhan Financial Group Co. Ltd.	1,691,110	58,575
	SK Innovation Co. Ltd.	422,277	57,740
	Hyundai Heavy Industries Co. Ltd.	307,023	56,173
	Samsung Fire & Marine Insurance Co. Ltd.	269,050	55,369
	Hana Financial Group Inc.	1,685,888	53,993
*	Shinhan Financial Group Co. Ltd. ADR	1,509,606	51,764
	Samsung C&T Corp.	866,717	46,524
*	LG Display Co. Ltd.	1,548,186	42,364
*	Korea Electric Power Corp. ADR	2,854,903	40,882
	Samsung Heavy Industries Co. Ltd.	1,228,653	39,199
	LG Corp.	626,639	37,380
	LG Household & Health Care Ltd.	64,823	36,451
	Samsung Electro-Mechanics Co. Ltd.	385,358	34,531
	Lotte Shopping Co. Ltd.	78,288	29,236
	Cheil Industries Inc.	328,088	28,306
	E-Mart Co. Ltd.	143,586	28,049
	Samsung SDI Co. Ltd.	233,275	27,197
	Orion Corp.	25,412	26,880
	Woori Finance Holdings Co. Ltd.	2,477,382	26,825
	Hyundai Steel Co.	378,145	26,272
	Hyundai Engineering & Construction Co. Ltd.	493,531	25,952
	SK Holdings Co. Ltd.	178,892	25,820
*	KB Financial Group Inc. ADR	715,523	23,469
	S-Oil Corp.	287,378	23,168
	Kangwon Land Inc.	794,868	22,496
	Korea Zinc Co. Ltd.	72,692	20,980
	Hankook Tire Co. Ltd.	463,529	20,196
	SK Telecom Co. Ltd. ADR	1,014,024	19,763
	Coway Co. Ltd.	384,762	19,499
	Samsung Securities Co. Ltd.	418,908	19,297
	Hyundai Glovis Co. Ltd.	110,483	18,598
	Amorepacific Corp.	21,854	17,865
	GS Holdings	357,083	17,696
	BS Financial Group Inc.	1,340,285	17,673
	Samsung Techwin Co. Ltd.	280,414	17,441
	Samsung Engineering Co. Ltd.	207,663	16,719
	OCI Co. Ltd.	127,925	16,473
	Hyundai Department Store Co. Ltd.	109,532	15,930

37

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	648,942	15,622
^	CJ CheilJedang Corp.	52,451	15,531
	NCSoft Corp.	100,355	15,148
	Lotte Chemical Corp.	100,270	14,841
	Dongbu Insurance Co. Ltd.	349,262	14,111
	Hyundai Wia Corp.	108,168	13,978
	LG Uplus Corp.	1,477,968	13,967
^	Celltrion Inc.	472,534	13,570
	CJ Corp.	103,215	13,563
	Daewoo Securities Co. Ltd.	1,332,024	13,229
	Industrial Bank of Korea	1,152,615	13,210
	Daelim Industrial Co. Ltd.	188,472	13,200
	SK C&C Co. Ltd.	155,641	13,069
	Korea Investment Holdings Co. Ltd.	290,723	12,253
	Samsung Card Co. Ltd.	318,125	12,214
	DGB Financial Group Inc.	854,199	11,959
	Hyundai Marine & Fire Insurance Co. Ltd.	423,420	11,929
	Daewoo International Corp.	328,977	11,555
	KT Corp.	352,496	11,533
	SK Telecom Co. Ltd.	65,344	11,502
	Doosan Heavy Industries & Construction Co. Ltd.	303,852	11,321
	KCC Corp.	37,846	11,252
	Kumho Petro chemical Co. Ltd.	125,616	10,906
	Hanwha Corp.	378,726	10,736
	Korea Gas Corp.	163,967	10,528
	Yuhan Corp.	54,928	10,468
	Shinsegae Co. Ltd.	48,582	10,446
	Lotte Confectionery Co. Ltd.	5,891	10,275
	Hanwha Life Insurance Co. Ltd.	1,563,515	9,520
	Hyundai Development Co.	459,766	9,456
*	Daewoo Engineering & Construction Co. Ltd.	1,348,001	9,266
	LS Corp.	120,051	8,841
	S-1 Corp.	148,785	8,407
	AMOREPACIFIC Group	21,654	8,222
*	Korean Air Lines Co. Ltd.	253,021	8,120
	Woori Investment & Securities Co. Ltd.	779,895	8,029
*	Doosan Infracore Co. Ltd.	660,180	7,841
	Hyosung Corp.	150,650	7,592
	Hanwha Chemical Corp.	497,080	7,396
	Doosan Corp.	65,029	7,276
	Hyundai Mipo Dockyard	72,093	7,087
	Mirae Asset Securities Co. Ltd.	166,727	6,979
	Mando Corp.	88,680	6,777
*	KT Corp. ADR	408,312	6,639
	GS Engineering & Construction Corp.	226,069	6,223
	SK Networks Co. Ltd.	922,515	6,119
	Hyundai Hysco Co. Ltd.	196,790	5,516
	Hyundai Securities Co. Ltd.	789,601	5,497
*	Korea Electric Power Corp.	170,501	4,916
^,*	Hyundai Merchant Marine Co. Ltd.	430,434	4,010
	Dongkuk Steel Mill Co. Ltd.	251,262	2,629
			3,702,406
Taiwan (11.7%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	56,939,627	1,086,408
	Taiwan Semiconductor Manufacturing Co. Ltd.	208,026,845	772,077
	Hon Hai Precision Industry Co. Ltd.	212,170,314	548,413
	MediaTek Inc.	25,875,921	315,778
	Formosa Plastics Corp.	97,242,458	236,232
	Nan Ya Plastics Corp.	116,666,439	232,783
	China Steel Corp.	248,578,112	219,311
	Formosa Chemicals & Fibre Corp.	88,147,164	206,649
	Delta Electronics Inc.	41,867,245	200,871
	Fubon Financial Holding Co. Ltd.	139,513,336	199,607
	Cathay Financial Holding Co. Ltd.	142,045,280	191,395

38

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Asustek Computer Inc.	14,745,958	171,751
	Uni-President Enterprises Corp.	85,098,836	167,687
^	Chunghwa Telecom Co. Ltd. ADR	5,087,764	164,030
	HTC Corp.	15,456,925	157,995
	Chinatrust Financial Holding Co. Ltd.	249,862,140	151,744
	Mega Financial Holding Co. Ltd.	188,406,101	145,442
	Taiwan Mobile Co. Ltd.	34,509,796	125,763
	Cheng Shin Rubber Industry Co. Ltd.	33,049,812	112,096
	TPK Holding Co. Ltd.	5,401,467	109,892
	Formosa Petrochemical Corp.	37,612,393	102,434
	Yuanta Financial Holding Co. Ltd.	198,660,712	101,144
	Taiwan Cement Corp.	66,068,877	87,824
	Chunghwa Telecom Co. Ltd.	27,496,913	87,773
	Far Eastern New Century Corp.	78,043,969	84,107
*	Innolux Corp.	134,267,724	84,072
	Quanta Computer Inc.	39,316,165	81,382
	First Financial Holding Co. Ltd.	132,026,225	81,326
*	China Development Financial Holding Corp.	290,614,649	80,512
	Far EasTone Telecommunications Co. Ltd.	32,899,343	80,153
	Lite-On Technology Corp.	43,280,476	77,939
	Hua Nan Financial Holdings Co. Ltd.	133,466,117	77,668
	Catcher Technology Co. Ltd.	14,273,463	72,459
	SinoPac Financial Holdings Co. Ltd.	144,347,112	72,336
	President Chain Store Corp.	11,566,647	71,393
	Hotai Motor Co. Ltd.	7,815,000	69,858
	Advanced Semiconductor Engineering Inc. ADR	14,100,115	63,169
	United Microelectronics Corp. ADR	32,215,777	60,888
	Taiwan Cooperative Financial Holding	105,258,743	60,521
	Taishin Financial Holding Co. Ltd.	134,531,316	58,454
	Asia Cement Corp.	45,847,253	58,213
	E.Sun Financial Holding Co. Ltd.	94,106,937	56,871
	Largan Precision Co. Ltd.	2,070,135	56,657
	Compal Electronics Inc.	85,619,629	55,462
*	Pegatron Corp.	32,467,897	53,229
	Foxconn Technology Co. Ltd.	19,814,791	52,225
	Novatek Microelectronics Corp.	10,634,817	51,995
	MStar Semiconductor Inc.	5,723,629	48,927
	Advanced Semiconductor Engineering Inc.	54,484,717	47,522
	Wistron Corp.	45,214,390	45,952
	Siliconware Precision Industries Co. ADR	7,524,003	45,821
*	AU Optronics Corp. ADR	9,381,135	45,405
	Synnex Technology International Corp.	26,752,055	45,300
*	Acer Inc.	55,014,905	44,464
	Chang Hwa Commercial Bank	72,518,656	41,476
*	Shin Kong Financial Holding Co. Ltd.	130,049,375	41,158
	Taiwan Fertilizer Co. Ltd.	15,145,100	36,272
	United Microelectronics Corp.	90,750,970	34,777
	Giant Manufacturing Co. Ltd.	5,746,721	34,502
*	AU Optronics Corp.	72,936,669	34,378
	Chicony Electronics Co. Ltd.	11,309,149	33,271
	Yulon Motor Co. Ltd.	19,320,584	33,170
	Teco Electric and Machinery Co. Ltd.	34,569,000	32,534
	Epistar Corp.	17,502,732	30,905
	Pou Chen Corp.	25,988,531	30,677
	Advantech Co. Ltd.	6,255,942	29,901
	Unimicron Technology Corp.	27,358,754	28,877
	Siliconware Precision Industries Co.	23,221,860	27,855
	Realtek Semiconductor Corp.	9,407,457	27,152
	Taiwan Glass Industry Corp.	24,249,551	24,703
	Inventec Corp.	61,730,489	24,689
*	Walsin Lihwa Corp.	68,202,770	21,179
*	Taiwan Business Bank	67,546,129	20,795
	Transcend Information Inc.	5,841,981	20,202
*	Evergreen Marine Corp. Taiwan Ltd.	33,713,969	19,729

39

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Macronix International	71,941,541	19,654
*	China Airlines Ltd.	51,512,050	19,653
*	Eva Airways Corp.	33,477,580	18,681
	Formosa Taffeta Co. Ltd.	17,657,868	16,804
	Oriental Union Chemical Corp.	14,937,000	16,486
	Vanguard International Semiconductor Corp.	15,062,000	16,452
	Feng Hsin Iron & Steel Co.	9,162,310	16,450
	Cheng Uei Precision Industry Co. Ltd.	7,549,473	15,062
	Capital Securities Corp.	40,806,422	14,465
	U-Ming Marine Transport Corp.	8,949,356	13,959
	China Motor Corp.	14,283,000	13,926
	Eternal Chemical Co. Ltd.	15,251,862	13,165
	YFY Inc.	26,739,000	13,111
*	Yang Ming Marine Transport Corp.	28,551,195	12,838
*	Wan Hai Lines Ltd.	22,792,450	12,759
	Cathay Real Estate Development Co. Ltd.	18,876,000	11,326
	Ton Yi Industrial Corp.	15,284,000	11,317
*	President Securities Corp.	14,771,000	8,893
	Far Eastern International Bank	20,803,000	8,503
	Waterland Financial Holdings Co. Ltd.	24,062,000	8,485
*	Compal Communications Inc.	6,277,000	8,139
*	Yageo Corp.	22,275,000	7,048
	Taiwan Secom Co. Ltd.	2,473,000	5,997
	Nan Ya Printed Circuit Board Corp.	4,412,521	5,060
	TSRC Corp.	442,530	875
	Tung Ho Steel Enterprise Corp.	837,144	817
*	Ya Hsin Industrial Co. Ltd.	5,306,018	—
			8,717,506
Thailand (3.1%)
	Siam Commercial Bank PCL (Foreign)	29,061,757	184,496
	PTT Exploration & Production PCL (Foreign)	27,609,806	142,776
*	Advanced Info Service PCL (Local)	13,951,500	128,582
	CP ALL PCL (Foreign)	80,041,730	115,998
	Advanced Info Service PCL (Foreign)	10,921,277	101,821
*	PTT PCL	9,072,600	101,009
	Siam Cement PCL (Foreign)	5,839,917	98,514
	PTT PCL (Foreign)	8,606,737	96,123
	Kasikornbank PCL (Foreign)	12,918,649	95,223
*	Kasikornbank PCL	12,816,700	92,751
	Shin Corp. PCL	29,740,200	87,479
*	Bangkok Bank PCL (Local)	10,827,443	83,553
	PTT Global Chemical PCL	20,151,407	53,151
	Total Access Communication PCL	13,104,100	52,326
	Krung Thai Bank PCL (Foreign)	58,495,250	49,062
*	Siam Makro PCL	1,803,707	46,440
*	Central Pattana PCL	13,429,864	45,735
*	Bank of Ayudhya PCL (Local)	38,695,675	43,242
*	Airports of Thailand PCL	8,778,700	43,231
*	TMB Bank PCL	441,690,900	41,334
	Big C Supercenter PCL	5,107,800	40,253
*	Charoen Pokphand Foods PCL	36,383,600	39,388
*	Bangkok Dusit Medical Services PCL	6,333,100	36,480
*	PTT Global Chemical PCL	14,172,900	35,387
	Charoen Pokphand Foods PCL (Foreign)	27,394,400	30,990
	Land and Houses PCL	60,918,800	27,232
	Thai Oil PCL (Foreign)	11,458,300	26,636
*	Banpu PCL (Local)	2,219,750	25,841
*	Electricity Generating PCL	4,725,700	24,743
	BEC World PCL (Foreign)	10,649,325	24,430
*	Siam Commercial Bank PCL (Local)	3,502,900	22,238
*	Siam City Cement PCL (Local)	1,333,556	22,192
*	BEC World PCL	9,496,200	21,698
*	Berli Jucker PCL	8,603,800	21,665

40

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	IRPC PCL (Foreign)	138,017,360	19,686
*	Thai Union Frozen Products PCL	10,147,600	19,541
*	CP ALL PCL (Local)	12,071,300	18,111
	Glow Energy PCL (Foreign)	6,297,555	15,948
	Indorama Ventures PCL	19,164,164	15,387
	Ratchaburi Electricity Generating Holding PCL	7,439,400	15,033
*	Delta Electronics Thailand PCL	10,322,500	13,390
*	Thai Airways International PCL	13,019,900	13,111
	Bank of Ayudhya PCL (Foreign)	10,827,334	12,111
*	Thai Oil PCL	5,246,300	11,827
*	Krung Thai Bank PCL	13,449,500	11,385
	Bank of Ayudhya PCL	9,400,000	10,504
*	IRPC PCL	66,197,100	9,264
*	Indorama Ventures PCL	9,946,300	7,986
*	PTT Exploration and Production PCL (Local)	1,405,300	7,392
*	Total Access Communication PCL (Local)	1,767,900	7,059
*	Glow Energy PCL	2,393,600	6,286
^	Siam Cement PCL NVDR	376,300	6,136
	Bangkok Bank PCL (Foreign)	474,431	3,677
*	Shin Corp. PCL	162,400	478
*	Siam Cement PCL	11,600	189
			2,326,520
Turkey (2.3%)
	Turkiye Garanti Bankasi AS	43,859,454	242,671
	Akbank TAS	34,304,464	180,629
	Turkiye Halk Bankasi AS	13,029,473	142,272
	BIM Birlesik Magazalar AS	2,351,722	120,816
	Turkiye Is Bankasi	28,212,771	109,127
	Haci Omer Sabanci Holding AS (Bearer)	17,086,046	106,499
*	Turkcell Iletisim Hizmetleri AS	16,579,623	103,234
	Turkiye Vakiflar Bankasi Tao	22,001,869	78,730
	KOC Holding AS	12,639,897	76,644
	Tupras Turkiye Petrol Rafinerileri AS	2,571,139	71,856
	Yapi ve Kredi Bankasi AS	18,274,033	56,791
*	Turk Hava Yollari	12,789,181	53,286
	Turk Telekomunikasyon AS	11,026,679	52,308
	Anadolu Efes Biracilik Ve Malt Sanayii AS	3,110,848	51,709
	Enka Insaat ve Sanayi AS	13,455,296	41,645
	Arcelik AS	5,235,792	40,791
	Coca-Cola Icecek AS	1,382,893	38,620
	Eregli Demir ve Celik Fabrikalari TAS	23,512,006	26,968
*	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	13,667,366	23,441
	Ford Otomotiv Sanayi AS	1,453,735	20,215
	Koza Altin Isletmeleri AS	957,158	19,199
	Tofas Turk Otomobil Fabrikasi AS	2,591,928	18,099
	Turkiye Sise ve Cam Fabrikalari AS	9,344,918	15,873
*	Dogan Sirketler Grubu Holding AS	16,172,630	10,936
	Aselsan Elektronik Sanayi Ve Ticaret AS	1,654,079	9,840
			1,712,199
United Arab Emirates (0.3%)
	Emaar Properties PJSC	60,421,583	92,470
	First Gulf Bank PJSC	13,664,201	55,475
	DP World Ltd.	2,737,220	42,027
	Aldar Properties PJSC	27,960,428	11,023
*	Dubai Financial Market	26,770,832	9,129
	Air Arabia PJSC	30,848,455	8,230
	Arabtec Holding Co.	10,264,873	5,924
	Dubai Islamic Bank PJSC	6,280,307	4,924
*	Dana Gas PJSC	29,426,039	4,009

			233,211
Total Common Stocks (Cost $67,424,800)			73,902,341

41

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2013

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (2.0%)[1]
Money Market Fund (2.0%)
3,4	Vanguard Market Liquidity Fund	0.142%		1,496,489,953	1,496,490

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5,6	Fannie Mae Discount Notes	0.110%	8/21/13	4,700	4,698
6,7	Federal Home Loan Bank Discount Notes	0.140%	5/17/13	10,000	9,999
					14,697
Total Temporary Cash Investments (Cost $1,511,188)					1,511,187
Total Investments (101.3%) (Cost $68,935,988)					75,413,528
Other Assets and Liabilities—Net (-1.3%)					(995,745)
Net Assets (100%)					74,417,783

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,140,424,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 1.4%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2013, the aggregate value of these securities was $73,034,000, representing 0.1% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $1,218,856,000 of collateral received for securities on loan.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Securities with a value of $14,697,000 have been segregated as initial margin for open futures contracts.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

42

© 2013 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA722_062013

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

		Market
		Value
	Shares	($000)
Common Stocks (99.2%)[1]
Argentina (0.0%)
Arcos Dorados Holdings Inc. Class A	4,500	61

Australia (3.4%)
Commonwealth Bank of Australia	142,756	10,881
BHP Billiton Ltd.	287,136	9,653
Westpac Banking Corp.	273,674	9,601
Australia & New Zealand Banking Group Ltd.	240,162	7,937
National Australia Bank Ltd.	202,559	7,148
Woolworths Ltd.	109,184	4,124
Wesfarmers Ltd.	87,805	3,950
CSL Ltd.	45,001	2,941
Rio Tinto Ltd.	41,127	2,394
Woodside Petroleum Ltd.	56,856	2,218
Westfield Group	174,777	2,114
Telstra Corp. Ltd.	369,802	1,910
Brambles Ltd.	179,423	1,624
Macquarie Group Ltd.	37,711	1,534
Suncorp Group Ltd.	113,697	1,531
QBE Insurance Group Ltd.	106,623	1,480
AMP Ltd.	258,344	1,448
Origin Energy Ltd.	95,284	1,220
Newcrest Mining Ltd.	67,207	1,177
Orica Ltd.	46,156	1,095
Amcor Ltd.	105,176	1,080
Santos Ltd.	84,035	1,079
Wesfarmers Ltd. Price Protected Shares	23,017	1,039
Insurance Australia Group Ltd.	170,191	1,028
Aurizon Holdings Ltd.	203,048	874
Transurban Group	123,323	872
Westfield Retail Trust	249,040	852
Goodman Group	147,550	798
WorleyParsons Ltd.	33,253	786
Stockland	194,735	783
AGL Energy Ltd.	43,999	725
Oil Search Ltd.	89,529	691
Coca-Cola Amatil Ltd.	41,281	649
Fortescue Metals Group Ltd.	172,898	632
Leighton Holdings Ltd.	29,726	617
GPT Group	134,470	572
ASX Ltd.	14,639	571
Lend Lease Group	45,965	514
DUET Group	193,504	493
Reject Shop Ltd.	25,835	477
Mirvac Group	255,138	469
Asciano Ltd.	83,240	466
carsales.com Ltd.	43,736	439
GUD Holdings Ltd.	57,417	434
Sonic Healthcare Ltd.	30,903	425
Iluka Resources Ltd.	44,045	409
Dexus Property Group	338,723	405
Crown Ltd.	29,640	397
Spark Infrastructure Group	208,073	386
Computershare Ltd.	37,324	384
Incitec Pivot Ltd.	127,936	384
Primary Health Care Ltd.	69,027	377
Seek Ltd.	32,152	373
CFS Retail Property Trust Group	163,613	373
Ramsay Health Care Ltd.	10,412	346
Bendigo and Adelaide Bank Ltd.	30,048	345
Tatts Group Ltd.	101,161	343
GrainCorp Ltd. Class A	25,389	337
James Hardie Industries plc	31,262	329

1

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	APA Group	48,174	325
	Toll Holdings Ltd.	54,971	325
	Treasury Wine Estates Ltd.	51,748	314
	Boral Ltd.	57,728	300
	Flight Centre Ltd.	7,420	294
	Navitas Ltd.	50,787	285
*	BlueScope Steel Ltd.	54,843	282
	Cochlear Ltd.	3,992	273
	ALS Ltd.	26,395	268
	Iress Ltd.	29,801	258
	Federation Centres Ltd.	95,657	258
	Metcash Ltd.	60,015	255
	Bank of Queensland Ltd.	23,791	248
	Echo Entertainment Group Ltd.	65,968	248
	UGL Ltd.	22,674	237
	Caltex Australia Ltd.	10,492	234
	Investa Office Fund	66,681	227
	Tabcorp Holdings Ltd.	62,437	223
	Myer Holdings Ltd.	66,718	222
	Harvey Norman Holdings Ltd.	69,041	215
	Aristocrat Leisure Ltd.	50,631	207
	FKP Property Group	116,708	199
	Challenger Ltd.	45,258	197
	Charter Hall Retail REIT	43,236	192
	Downer EDI Ltd.	37,545	191
	Sydney Airport	51,961	186
	SP AusNet	138,984	181
	Perpetual Ltd.	4,177	179
	Australian Infrastructure Fund	54,178	177
^	JB Hi-Fi Ltd.	9,939	165
	Sims Metal Management Ltd.	16,417	165
	Monadelphous Group Ltd.	7,575	165
	Commonwealth Property Office Fund	133,616	161
	Bradken Ltd.	29,923	160
	David Jones Ltd.	51,454	159
	Sigma Pharmaceuticals Ltd.	209,696	159
	DuluxGroup Ltd.	31,319	152
	Adelaide Brighton Ltd.	42,509	150
*	Alumina Ltd.	145,931	146
	Invocare Ltd.	11,763	142
*	Cudeco Ltd.	35,034	137
	Whitehaven Coal Ltd.	67,077	136
	PanAust Ltd.	55,538	134
*	Regis Resources Ltd.	32,830	130
	Mineral Resources Ltd.	12,467	126
	REA Group Ltd.	3,854	124
	Beach Energy Ltd.	87,355	123
*	Qantas Airways Ltd.	61,110	120
	Seven West Media Ltd.	57,269	119
	Super Retail Group Ltd.	8,495	116
	IOOF Holdings Ltd.	12,429	114
	BWP Trust	43,367	109
	TPG Telecom Ltd.	28,191	106
	Ansell Ltd.	6,337	104
	Mermaid Marine Australia Ltd.	25,743	103
	Fairfax Media Ltd.	151,888	102
	Charter Hall Group	22,891	101
	M2 Telecommunications Group Ltd.	16,981	99
	iiNET Ltd.	15,143	97
	Transfield Services Ltd.	57,532	95
*	Aurora Oil & Gas Ltd.	29,000	92
	Automotive Holdings Group Ltd.	21,030	89
	Qube Holdings Ltd.	45,715	83
*	Shopping Centres Australasia Property Group	49,418	83

2

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Platinum Asset Management Ltd.	15,720	82
	Australand Property Group	21,123	82
*	Sandfire Resources NL	13,952	82
	Macquarie Atlas Roads Group	46,246	81
	GWA Group Ltd.	29,796	80
	ARB Corp. Ltd.	5,897	80
	McMillan Shakespeare Ltd.	4,958	78
	Pacific Brands Ltd.	86,743	77
*	Mesoblast Ltd.	12,513	77
*	Karoon Gas Australia Ltd.	17,598	76
	SAI Global Ltd.	20,532	75
	OZ Minerals Ltd.	16,620	74
	Cardno Ltd.	10,889	74
	Southern Cross Media Group Ltd.	43,760	71
	Independence Group NL	19,752	68
*	Linc Energy Ltd.	33,594	67
	Arrium Ltd.	73,716	65
*	Goodman Fielder Ltd.	79,350	64
	Seven Group Holdings Ltd.	6,568	63
	Medusa Mining Ltd.	17,452	59
*,^	Lynas Corp. Ltd.	111,800	59
	Macmahon Holdings Ltd.	314,164	59
*	Sundance Resources Ltd.	523,712	58
*	Beadell Resources Ltd.	77,976	57
	CSR Ltd.	26,113	55
	Mount Gibson Iron Ltd.	105,993	55
	New Hope Corp. Ltd.	13,939	54
	Atlas Iron Ltd.	61,964	54
	Resolute Mining Ltd.	53,798	54
*	Sirius Resources NL	16,659	53
*	Perseus Mining Ltd.	36,239	51
	Nufarm Ltd.	10,866	47
	Boart Longyear Ltd.	41,694	41
*	Energy Resources of Australia Ltd.	38,157	41
*	Silver Lake Resources Ltd.	31,731	35
	NRW Holdings Ltd.	24,486	33
*	Aquila Resources Ltd.	16,696	32
*	Transpacific Industries Group Ltd.	31,854	32
	Ausdrill Ltd.	19,488	31
*	Paladin Energy Ltd.	36,863	29
	Envestra Ltd.	25,608	28
*	Senex Energy Ltd.	36,587	26
*	Energy World Corp. Ltd.	66,725	22
*	Ten Network Holdings Ltd.	66,725	21
*	Drillsearch Energy Ltd.	16,393	19
*,^	Coalspur Mines Ltd.	29,796	14
*	Billabong International Ltd.	20,048	10
			112,444
Austria (0.1%)
*	Erste Group Bank AG	22,323	700
	Voestalpine AG	21,320	668
	OMV AG	12,144	570
	Andritz AG	6,140	400
	IMMOFINANZ AG	78,498	321
	Wienerberger AG	20,167	249
	Atrium European Real Estate Ltd.	41,152	246
	Oesterreichische Post AG	2,849	126
	Schoeller-Bleckmann Oilfield Equipment AG	1,254	123
	Telekom Austria AG	17,373	119
	Raiffeisen Bank International AG	3,302	117
	Vienna Insurance Group AG Wiener Versicherung Gruppe	1,997	106
	CA Immobilien Anlagen AG	6,058	85
	Mayr Melnhof Karton AG	708	76

3

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Verbund AG	3,189	70
	Strabag SE	1,787	41
			4,017
Belgium (0.4%)
^	Anheuser-Busch InBev NV	70,112	6,736
^	Ageas	27,688	1,014
	Umicore SA	17,868	828
	Solvay SA Class A	4,829	708
	KBC Groep NV	16,845	659
*	UCB SA	10,572	624
^	Groupe Bruxelles Lambert SA	6,546	507
	Delhaize Group SA	6,939	434
	Sofina SA	3,883	370
	Recticel SA	40,203	317
	Colruyt SA	5,164	261
	Telenet Group Holding NV	4,319	232
	Ackermans & van Haaren NV	2,684	228
	Cofinimmo	1,856	223
^	Belgacom SA	8,410	194
	Befimmo SCA Sicafi	2,451	170
	Nyrstar (Voting Shares)	21,066	103
	D'ieteren SA	1,939	89
	NV Bekaert SA	2,304	74
	EVS Broadcast Equipment SA	630	43
*	ThromboGenics NV	414	20
			13,834
Brazil (1.5%)
	Petroleo Brasileiro SA Prior Pfd.	337,292	3,367
	Itau Unibanco Holding SA Prior Pfd.	172,600	2,895
	Petroleo Brasileiro SA	274,346	2,624
	Banco Bradesco SA Prior Pfd.	156,970	2,580
	Vale SA Prior Pfd.	151,200	2,455
	Cia de Bebidas das Americas Prior Pfd.	55,900	2,339
	BRF SA	74,224	1,842
	Vale SA	95,000	1,621
	Banco do Brasil SA	97,693	1,230
	BM&FBovespa SA	160,650	1,114
	Itausa - Investimentos Itau SA Prior Pfd.	219,273	1,085
	Banco Bradesco SA	60,610	1,038
	CCR SA	90,700	887
	Ultrapar Participacoes SA	32,148	855
	Cielo SA	31,855	840
	Cia de Bebidas das Americas ADR	17,621	740
	Embraer SA ADR	20,380	712
	Telefonica Brasil SA Prior Pfd.	26,580	706
	Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd.	12,638	694
	Cia de Bebidas das Americas	16,140	662
	Banco Bradesco SA ADR	39,634	658
	Banco Santander Brasil SA	84,000	617
	Petroleo Brasileiro SA ADR	28,118	538
	Vale SA Class B ADR	31,857	518
	Itau Unibanco Holding SA ADR	27,929	470
	Vale SA Class B ADR	27,144	464
	Souza Cruz SA	29,300	450
	Lojas Renner SA	11,000	418
	Cia de Saneamento Basico do Estado de Sao Paulo	28,500	401
*	BR Malls Participacoes SA	33,900	400
	Petroleo Brasileiro SA ADR Type A	19,355	387
	Natura Cosmeticos SA	14,400	361
	Cia Energetica de Minas Gerais Prior Pfd.	26,562	338
	Tractebel Energia SA	17,700	315
	Gerdau SA Prior Pfd.	39,500	309
	CPFL Energia SA	27,900	299
	Klabin SA Prior Pfd.	44,100	295

4

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Itau Unibanco Holding SA	17,200	291
	Lojas Americanas SA Prior Pfd.	32,131	280
	Gerdau SA ADR	34,726	273
*	Hypermarcas SA	31,512	252
	WEG SA	18,247	241
	Metalurgica Gerdau SA Prior Pfd. Class A	22,400	223
	Cia Siderurgica Nacional SA ADR	55,570	222
	Cia Hering	10,900	222
	JBS SA	70,298	222
	Bradespar SA Prior Pfd.	17,200	218
	Raia Drogasil SA	20,300	218
	CETIP SA - Mercados Organizados	18,007	213
	BR Properties SA	18,900	210
*	Cyrela Brazil Realty SA Empreendimentos e Participacoes	22,898	207
	Embraer SA	23,600	206
	Kroton Educacional SA	14,400	201
	Oi SA ADR	82,374	197
*	Cosan Ltd.	9,300	193
*	Tim Participacoes SA	45,200	189
	Lojas Americanas SA	22,976	184
	Duratex SA	24,156	181
	Multiplan Empreendimentos Imobiliarios SA	6,300	180
*	Fibria Celulose SA	16,900	180
	Localiza Rent a Car SA	10,000	178
	Cosan SA Industria e Comercio	7,500	177
	All America Latina Logistica SA	34,800	176
	Cia Energetica de Minas Gerais ADR	12,875	165
	Marcopolo SA Prior Pfd.	24,700	164
	Cia Energetica de Sao Paulo Prior Pfd.	15,285	162
	M Dias Branco SA	3,500	157
*	Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	30,300	150
	Centrais Eletricas Brasileiras SA Prior Pfd.	28,700	149
*	Estacio Participacoes SA	6,200	147
	Totvs SA	7,800	147
	Banco do Estado do Rio Grande do Sul SA Prior Pfd.	17,400	146
	EDP - Energias do Brasil SA	23,600	144
	Anhanguera Educacional Participacoes SA	7,900	142
*	Tim Participacoes SA ADR	6,700	140
	EcoRodovias Infraestrutura e Logistica SA	16,000	138
	Cia de Saneamento de Minas Gerais-COPASA	5,900	136
*	BB Seguridade Participacoes SA	14,280	121
	Arteris SA	10,500	116
	Grupo BTG Pactual	6,700	110
*	Equatorial Energia SA	10,400	110
	PDG Realty SA Empreendimentos e Participacoes	97,400	110
	Cia Paranaense de Energia Prior Pfd.	5,900	105
	Diagnosticos da America SA	18,000	99
	Odontoprev SA	17,400	87
	LPS Brasil Consultoria de Imoveis SA	8,200	84
	Tereos Internacional SA	51,300	83
*	OGX Petroleo e Gas Participacoes SA	81,600	82
*	Braskem SA Prior Pfd.	9,400	82
*	Gafisa SA	40,500	81
	Cia Energetica de Minas Gerais	6,400	81
	Porto Seguro SA	6,472	80
	Alpargatas SA Prior Pfd.	11,990	80
	Randon Participacoes SA Prior Pfd.	12,200	80
	Mills Estruturas e Servicos de Engenharia SA	4,800	79
	Grendene SA	6,900	79
*	MPX Energia SA	18,400	78
	Arezzo Industria e Comercio SA	3,700	78
	Helbor Empreendimentos SA	15,730	78
	Iochpe-Maxion SA	6,300	78
	Brazil Pharma SA	12,200	77

5

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	JSL SA	9,200	74
	Centrais Eletricas Brasileiras SA	26,900	73
	Multiplus SA	4,400	73
	Ez Tec Empreendimentos e Participacoes SA	5,300	72
	Fleury SA	7,600	72
	Brasil Insurance Participacoes e Administracao SA	6,800	72
	Sonae Sierra Brasil SA	5,200	72
	Sao Martinho SA	5,100	72
	Brasil Brokers Participacoes SA	20,300	72
	MRV Engenharia e Participacoes SA	16,600	71
	Mahle-Metal Leve SA Industria e Comercio	5,200	71
*	Direcional Engenharia SA	9,000	71
	International Meal Co. Holdings SA	5,600	71
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	3,800	70
	Even Construtora e Incorporadora SA	15,000	70
	Aliansce Shopping Centers SA	6,200	70
	AES Tiete SA Prior Pfd.	6,800	69
	JHSF Participacoes SA	18,800	68
	Marisa Lojas SA	4,500	68
	QGEP Participacoes SA	11,900	68
	Cia de Gas de Sao Paulo Prior Pfd. Class A	2,500	67
	Gerdau SA	9,800	67
	Abril Educacao SA	3,100	67
	Magnesita Refratarios SA	18,300	66
	Iguatemi Empresa de Shopping Centers SA	5,300	63
*	Tecnisa SA	13,900	62
*	Qualicorp SA	6,400	62
*	Marfrig Alimentos SA	18,200	62
*	HRT Participacoes em Petroleo SA	28,000	62
*	Rossi Residencial SA	34,952	59
	Cia Energetica do Ceara Prior Pfd.	2,400	57
	Sul America SA	7,509	56
*	Usinas Siderurgicas de Minas Gerais SA	10,800	54
	Cia Siderurgica Nacional SA	13,700	54
	AES Tiete SA	5,800	53
	Contax Participacoes SA Prior Pfd.	20,000	53
	Light SA	5,273	53
	Santos Brasil Participacoes SA	3,200	50
*	MMX Mineracao e Metalicos SA	40,100	47
*	B2W Cia Global Do Varejo	8,200	47
*	Suzano Papel e Celulose SA Prior Pfd. Class A	12,234	45
	Oi SA	10,254	30
	Cia de Transmissao de Energia Eletrica Paulista Prior Pfd.	1,573	28
	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Prior Pfd.	4,608	19
	Oi SA Prior Pfd.	3,202	8
*	OSX Brasil SA	4,800	7
*	Cia Brasileira de Distribuicao Grupo Pao de Acucar Rights exp. 5/21/2013	14	—
			50,000
Cambodia (0.0%)
	NagaCorp Ltd.	88,000	70

Canada (3.8%)
	Royal Bank of Canada	126,542	7,634
	Toronto-Dominion Bank	81,060	6,645
	Bank of Nova Scotia	103,037	5,941
	Suncor Energy Inc.	138,048	4,304
^	Bank of Montreal	53,729	3,370
	Canadian National Railway Co.	34,188	3,347
	Potash Corp. of Saskatchewan Inc.	74,300	3,127
	TransCanada Corp.	61,467	3,047
	Enbridge Inc.	63,380	3,016
	Canadian Natural Resources Ltd.	96,360	2,826
	Canadian Imperial Bank of Commerce	34,944	2,795
	Manulife Financial Corp.	160,600	2,374

6

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
^	Brookfield Asset Management Inc. Class A	59,152	2,283
	Goldcorp Inc.	71,686	2,122
*	Valeant Pharmaceuticals International Inc.	27,400	2,081
	Canadian Pacific Railway Ltd.	16,219	2,021
	Cenovus Energy Inc.	65,474	1,959
	Barrick Gold Corp.	88,648	1,748
	Agrium Inc.	16,051	1,471
	Sun Life Financial Inc.	48,792	1,376
	Thomson Reuters Corp.	40,301	1,350
	Teck Resources Ltd. Class B	46,410	1,235
	Magna International Inc.	19,960	1,201
	Encana Corp.	64,880	1,196
*	Catamaran Corp.	20,702	1,195
*	CGI Group Inc. Class A	36,902	1,168
	Tim Hortons Inc.	20,717	1,122
^	Crescent Point Energy Corp.	28,900	1,104
	Talisman Energy Inc.	88,666	1,063
	Canadian Utilities Ltd. Class A	12,562	1,034
	National Bank of Canada	13,630	1,030
	BCE Inc.	21,800	1,021
	Cameco Corp.	51,296	1,000
	Imperial Oil Ltd.	23,890	950
	Silver Wheaton Corp.	36,500	892
	Canadian Oil Sands Ltd.	43,300	851
	Pembina Pipeline Corp.	25,600	840
*,^	Research In Motion Ltd.	49,872	817
	First Quantum Minerals Ltd.	46,300	808
	Power Corp. of Canada	29,290	789
	Yamana Gold Inc.	62,500	774
	Husky Energy Inc.	25,660	742
	Shaw Communications Inc. Class B	32,220	734
	Intact Financial Corp.	11,600	707
	Shoppers Drug Mart Corp.	14,960	670
	TELUS Corp.	18,400	662
	Great-West Lifeco Inc.	23,900	649
^	ARC Resources Ltd.	23,100	646
	Fairfax Financial Holdings Ltd.	1,500	602
	Agnico Eagle Mines Ltd.	18,059	583
	Rogers Communications Inc. Class B	11,700	577
	Metro Inc.	8,500	576
	SNC-Lavalin Group Inc.	13,100	565
	Kinross Gold Corp.	102,949	561
	Alimentation Couche Tard Inc. Class B	9,100	553
	Pacific Rubiales Energy Corp.	24,565	519
	Eldorado Gold Corp.	63,905	506
	Keyera Corp.	7,804	487
	Canadian Tire Corp. Ltd. Class A	6,600	486
	Power Financial Corp.	16,160	477
*	New Gold Inc.	59,300	476
	Brookfield Office Properties Inc.	25,800	475
	Progressive Waste Solutions Ltd.	21,100	470
	Saputo Inc.	9,100	469
*	Tourmaline Oil Corp.	11,700	464
	Fortis Inc.	12,800	444
	Artis REIT	26,100	441
	Franco-Nevada Corp.	9,700	422
*	MEG Energy Corp.	14,200	406
	Inmet Mining Corp.	5,900	396
	AltaGas Ltd.	10,300	384
	RioCan REIT	13,100	384
	Allied Properties REIT	11,100	380
	Morguard REIT	20,800	378
	Bombardier Inc. Class B	93,400	371
	Baytex Energy Corp.	9,300	368

7

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Gildan Activewear Inc.	9,000	362
^	Cominar REIT	15,100	360
	Emera Inc.	9,600	352
	Atco Ltd.	3,600	345
	Penn West Petroleum Ltd.	36,700	339
	Precision Drilling Corp.	40,900	332
	H&R REIT	13,403	329
	Vermilion Energy Inc.	6,400	328
	Methanex Corp.	7,700	326
*,^	InterOil Corp.	4,100	324
	George Weston Ltd.	4,200	324
*	Turquoise Hill Resources Ltd.	45,865	323
	Astral Media Inc. Class A	6,500	316
	Loblaw Cos. Ltd.	7,400	314
	Dollarama Inc.	4,200	308
	Onex Corp.	6,100	304
	CI Financial Corp.	10,700	300
	IGM Financial Inc.	6,600	294
	Jean Coutu Group PJC Inc. Class A	16,700	278
	TransAlta Corp.	18,860	277
	Finning International Inc.	12,600	272
*	Dundee Corp. Class A	7,200	269
	Empire Co. Ltd. Class A	3,700	252
	Corus Entertainment Inc. Class B	9,700	238
	Peyto Exploration & Development Corp.	8,100	233
	Russel Metals Inc.	8,600	233
*	B2Gold Corp.	91,136	229
	Stantec Inc.	5,300	227
*	Tahoe Resources Inc.	12,800	222
	Gibson Energy Inc.	8,500	221
	Aimia Inc.	13,800	218
*	Athabasca Oil Corp.	29,600	214
	Quebecor Inc. Class B	4,600	214
	Veresen Inc.	15,600	209
^	Bank of Montreal	3,309	208
	CCL Industries Inc. Class B	3,300	206
^	Pengrowth Energy Corp.	40,400	206
	IAMGOLD Corp.	38,000	204
	Dundee REIT Class A	5,500	202
	Bonavista Energy Corp.	12,700	201
*	Canfor Corp.	9,400	196
	CAE Inc.	17,900	193
	TransForce Inc.	9,800	193
	RONA Inc.	18,500	193
*	FirstService Corp.	5,800	192
*	Open Text Corp.	2,900	190
	West Fraser Timber Co. Ltd.	2,100	183
	Industrial Alliance Insurance & Financial Services Inc.	4,900	181
	First Capital Realty Inc.	8,900	172
	MacDonald Dettwiler & Associates Ltd.	2,300	166
	Maple Leaf Foods Inc.	12,300	163
	Sherritt International Corp.	34,400	161
	PetroBakken Energy Ltd.	18,335	157
	Canadian REIT	3,300	156
	Enerplus Corp.	10,800	152
	Boardwalk REIT	2,300	150
	Toromont Industries Ltd.	6,700	148
*	Osisko Mining Corp.	34,800	147
	Linamar Corp.	6,200	147
	Bombardier Inc. Class A	37,100	147
	Ensign Energy Services Inc.	8,700	146
	Mullen Group Ltd.	6,600	143
	Chartwell Retirement Residences	12,400	140
	Laurentian Bank of Canada	3,200	140

8

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	TMX Group Ltd.	2,664	140
	Cineplex Inc.	4,100	139
	ShawCor Ltd.	3,400	137
	Pan American Silver Corp.	10,224	134
	Northland Power Inc.	6,900	134
	HudBay Minerals Inc.	16,500	131
	Westshore Terminals Investment Corp.	4,500	130
	Genworth MI Canada Inc.	5,200	129
	Calloway REIT	4,300	129
	Capital Power Corp.	5,900	129
	AGF Management Ltd. Class B	11,100	127
	Home Capital Group Inc. Class B	2,200	126
*	Celestica Inc.	14,500	125
	Cogeco Cable Inc.	2,800	125
	Constellation Software Inc.	900	123
*	Great Canadian Gaming Corp.	13,100	122
*	Coastal Energy Co.	6,300	121
*	Lundin Mining Corp.	30,700	121
	Canadian Western Bank	4,200	119
	Bonterra Energy Corp.	2,400	118
*	First Majestic Silver Corp.	9,200	113
^	Ritchie Bros Auctioneers Inc.	5,500	111
	Trilogy Energy Corp.	3,800	111
	Secure Energy Services Inc.	8,600	111
	Manitoba Telecom Services Inc.	3,400	110
	Canadian Apartment Properties REIT	4,100	106
	Innergex Renewable Energy Inc.	10,400	105
	Superior Plus Corp.	8,100	105
	Bell Aliant Inc.	3,900	104
	Algonquin Power & Utilities Corp.	12,700	100
*	Uranium One Inc.	35,900	100
	Canexus Corp.	10,600	99
*	Golden Star Resources Ltd.	90,600	98
*,^	Thompson Creek Metals Co. Inc.	32,700	98
	Genivar Inc.	3,900	97
	Trican Well Service Ltd.	7,400	97
	Whitecap Resources Inc.	9,400	96
	Alamos Gold Inc.	6,900	96
	Enerflex Ltd.	6,900	95
*	Paramount Resources Ltd. Class A	2,600	93
*	Imax Corp.	3,600	92
*	Imperial Metals Corp.	7,400	92
	CML HealthCare Inc.	11,600	89
	Davis & Henderson Corp.	3,700	86
	Stella-Jones Inc.	1,000	81
	Pason Systems Inc.	4,600	79
	Calfrac Well Services Ltd.	3,100	79
*,^	Westport Innovations Inc.	2,500	78
	Parkland Fuel Corp.	4,700	78
*	Norbord Inc.	2,300	77
	Reitmans Canada Ltd. Class A	8,700	76
*	Argonaut Gold Inc.	12,000	76
*,^	QLT Inc.	9,400	75
*	Dominion Diamond Corp.	4,700	75
*	Crew Energy Inc.	10,700	74
	Trinidad Drilling Ltd.	10,700	73
*	Dundee Precious Metals Inc.	11,000	71
*	Torex Gold Resources Inc.	50,200	70
	AuRico Gold Inc.	13,500	69
*	Detour Gold Corp.	5,500	66
*	Continental Gold Ltd.	13,000	64
*	OceanaGold Corp.	29,200	63
*	Endeavour Mining Corp.	57,300	62
*,^	Aurizon Mines Ltd.	13,800	59

9

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
*	Legacy Oil & Gas Inc.	10,800	57
	Atlantic Power Corp.	11,600	55
	Nevsun Resources Ltd.	14,300	54
*	Capstone Mining Corp.	26,300	53
*	Birchcliff Energy Ltd.	6,600	52
*	QLT Inc.	6,200	49
*	Advantage Oil & Gas Ltd.	12,300	49
*	Silver Standard Resources Inc.	6,500	47
	Major Drilling Group International	6,000	45
*	BlackPearl Resources Inc.	20,000	44
	Alacer Gold Corp.	14,100	42
	Canaccord Financial Inc.	7,400	42
*	Seabridge Gold Inc.	3,600	41
*	Bankers Petroleum Ltd.	15,900	40
	Centerra Gold Inc.	8,500	36
	Petrominerales Ltd.	6,200	34
*	Rubicon Minerals Corp.	19,300	34
^	Just Energy Group Inc.	4,800	32
*	NuVista Energy Ltd.	4,400	32
	Silvercorp Metals Inc.	10,900	32
	SEMAFO Inc.	16,000	30
	North West Co. Inc.	1,100	28
	Niko Resources Ltd.	4,000	26
*	NovaGold Resources Inc.	9,000	22
*	Gabriel Resources Ltd.	12,200	22
*	Kelt Exploration Ltd.	3,000	22
*	Kirkland Lake Gold Inc.	4,700	16
*	Petrobank Energy & Resources Ltd.	8,900	6
	First National Financial Corp.	300	6
			125,282
Chile (0.2%)
	Enersis SA	1,558,062	587
	Empresas COPEC SA	37,451	537
*	Cencosud SA	84,186	475
	Empresa Nacional de Electricidad SA ADR	8,632	460
	Empresas CMPC SA	117,164	433
	SACI Falabella	36,038	412
	Latam Airlines Group SA	18,443	381
	Banco de Chile	2,428,045	379
	Empresa Nacional de Electricidad SA	167,940	298
	Corpbanca SA	20,346,293	279
	Sociedad Quimica y Minera de Chile SA ADR	5,411	268
	Banco Santander Chile	3,784,612	253
	Banco de Credito e Inversiones	3,086	221
	Sonda SA	59,815	207
	Enersis SA ADR	10,846	205
	Vina Concha y Toro SA	102,740	201
	CAP SA	5,685	179
	ENTEL Chile SA	8,632	166
	Besalco SA	88,861	159
	Sociedad Quimica y Minera de Chile SA Prior Pfd. Class B	3,115	154
	Aguas Andinas SA Class A	186,573	149
	Parque Arauco SA	51,189	132
	Embotelladora Andina SA Prior Pfd.	18,360	125
	Ripley Corp. SA	116,780	122
	Banco Santander Chile ADR	4,389	117
	Sociedad Matriz Banco de Chile Class B	276,858	109
	Colbun SA	354,353	109
	Cia Cervecerias Unidas SA	6,295	109
*	Salfacorp SA	57,321	107
	Administradora de Fondos de Pensiones Provida SA	14,890	103
	Norte Grande SA	9,939,426	99
	AES Gener SA	134,372	98
	Latam Airlines Group SA	4,562	93

10

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Inversiones Aguas Metropolitanas SA	36,076	77
*	Sociedad Matriz SAAM SA	651,845	75
	E.CL SA	25,930	54
*	Cia Sud Americana de Vapores SA	583,637	52
*	Banco de Chile	120,193	18
			8,002
China (2.1%)
	China Construction Bank Corp.	6,380,060	5,355
	China Mobile Ltd.	477,861	5,256
	Industrial & Commercial Bank of China Ltd.	6,461,245	4,555
	Bank of China Ltd.	6,649,800	3,116
	Tencent Holdings Ltd.	87,900	3,032
	CNOOC Ltd.	1,533,000	2,871
	PetroChina Co. Ltd.	2,016,000	2,570
	China Petroleum & Chemical Corp.	1,975,319	2,180
	China Life Insurance Co. Ltd.	746,000	2,063
	Ping An Insurance Group Co. of China Ltd.	194,395	1,543
	China Shenhua Energy Co. Ltd.	378,500	1,342
	China Overseas Land & Investment Ltd.	400,480	1,223
	Want Want China Holdings Ltd.	727,000	1,155
	Hengan International Group Co. Ltd.	105,000	1,087
	Belle International Holdings Ltd.	610,000	997
	Agricultural Bank of China Ltd.	1,944,500	932
	China Unicom Hong Kong Ltd.	611,574	882
	China Telecom Corp. Ltd.	1,560,034	799
	Tingyi Cayman Islands Holding Corp.	258,000	714
	China Merchants Bank Co. Ltd.	331,631	708
	Lenovo Group Ltd.	766,000	701
	China Pacific Insurance Group Co. Ltd.	190,800	688
	Bank of Communications Co. Ltd.	797,058	635
	Tsingtao Brewery Co. Ltd.	92,823	623
	China Minsheng Banking Corp. Ltd.	438,300	564
	China National Building Material Co. Ltd.	468,000	554
	Kunlun Energy Co. Ltd.	280,000	549
	China Resources Power Holdings Co. Ltd.	155,400	509
	China Resources Land Ltd.	160,000	485
	PICC Property & Casualty Co. Ltd.	374,600	482
	China CITIC Bank Corp. Ltd.	847,010	478
*,^,2	People's Insurance Co. Group of China Ltd.	826,000	433
	Anhui Conch Cement Co. Ltd.	99,500	361
	ENN Energy Holdings Ltd.	62,000	359
	China Communications Construction Co. Ltd.	373,375	358
	Dongfeng Motor Group Co. Ltd.	238,000	356
	Great Wall Motor Co. Ltd.	81,750	355
	Beijing Capital International Airport Co. Ltd.	510,000	354
*	Hunan Nonferrous Metal Corp. Ltd.	1,212,000	349
	China Resources Enterprise Ltd.	100,000	343
	Inner Mongolia Yitai Coal Co. Ltd. Class B	65,602	342
	China International Marine Containers Group Co. Ltd.	200,900	322
	Huaneng Power International Inc.	276,000	320
	China State Construction International Holdings Ltd.	218,000	318
*	Haier Electronics Group Co. Ltd.	176,000	315
	China Mengniu Dairy Co. Ltd.	111,000	312
	Beijing Enterprises Holdings Ltd.	41,500	311
	Hangzhou Steam Turbine Co. Class B	192,557	309
	China Merchants Holdings International Co. Ltd.	94,000	298
	China Gas Holdings Ltd.	294,000	290
*	Brilliance China Automotive Holdings Ltd.	230,000	282
	Sino Biopharmaceutical	384,000	265
	China Oilfield Services Ltd.	128,000	253
	Shimao Property Holdings Ltd.	117,000	252
	China Vanke Co. Ltd. Class B	116,700	238
	Yuexiu Property Co. Ltd.	799,200	237
	Sun Art Retail Group Ltd.	168,579	236

11

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	China Coal Energy Co. Ltd.	291,000	225
	Jiangxi Copper Co. Ltd.	112,000	219
	Guangzhou R&F Properties Co. Ltd.	117,400	213
	Zhejiang Southeast Electric Power Co. Class B	245,800	205
	COSCO Pacific Ltd.	152,000	202
	Shenzhen Chiwan Petroleum Class B	108,200	200
	Uni-President China Holdings Ltd.	184,000	200
	Digital China Holdings Ltd.	152,000	192
*	Greentown China Holdings Ltd.	97,879	190
	Guangdong Investment Ltd.	196,000	190
	Geely Automobile Holdings Ltd.	370,000	187
	China Railway Construction Corp. Ltd.	182,626	185
	China Longyuan Power Group Corp.	201,000	185
	Great Wall Technology Co. Ltd.	1,018,000	184
	Sinopharm Group Co. Ltd.	60,800	181
	China Resources Gas Group Ltd.	64,000	180
	Longfor Properties Co. Ltd.	105,000	176
	China Railway Group Ltd.	331,000	175
	Guangzhou Automobile Group Co. Ltd.	209,857	174
	Yanzhou Coal Mining Co. Ltd.	166,000	173
	China Communications Services Corp. Ltd.	234,000	171
	CITIC Securities Co. Ltd.	73,500	167
	Zijin Mining Group Co. Ltd.	541,301	161
	Weichai Power Co. Ltd.	44,600	156
	Country Garden Holdings Co. Ltd.	273,817	155
	Dah Chong Hong Holdings Ltd.	166,000	153
	China Shanshui Cement Group Ltd.	267,000	151
	China Everbright International Ltd.	195,000	151
	Shandong Weigao Group Medical Polymer Co. Ltd.	156,000	150
	Foshan Huaxin Packaging Co. Ltd. Class B	266,600	143
	Sino-Ocean Land Holdings Ltd.	209,500	138
*	Byd Co. Ltd.	35,500	127
	Zhejiang Expressway Co. Ltd.	160,000	126
^	GCL-Poly Energy Holdings Ltd.	619,000	126
	Haitong Securities Co. Ltd.	84,800	124
	Shougang Fushan Resources Group Ltd.	312,000	122
	Evergrande Real Estate Group Ltd.	296,000	121
	China Foods Ltd.	230,000	117
*	China COSCO Holdings Co. Ltd.	276,500	117
	Yuexiu REIT	207,000	116
	Chongqing Changan Automobile Co. Ltd. Class B	87,200	112
^	CITIC Pacific Ltd.	91,000	110
	China Shipping Development Co. Ltd.	256,000	110
	China BlueChemical Ltd.	176,000	108
	Beijing Enterprises Water Group Ltd.	346,000	105
	Weiqiao Textile Co.	191,000	105
	Shenzhen International Holdings Ltd.	800,000	104
	New World China Land Ltd.	236,000	104
	Skyworth Digital Holdings Ltd.	124,000	102
	Franshion Properties China Ltd.	294,000	100
*	Shenzhen Nanshan Power Co. Ltd. Class B	290,400	98
	Chow Tai Fook Jewellery Group Ltd.	72,000	97
*	Hopson Development Holdings Ltd.	58,000	97
	Shenzhou International Group Holdings Ltd.	32,991	96
*	Poly Property Group Co. Ltd.	136,000	95
	Air China Ltd.	116,000	94
*,^	Aluminum Corp. of China Ltd.	243,331	93
	Haitian International Holdings Ltd.	54,000	92
	SOHO China Ltd.	106,000	92
*	Semiconductor Manufacturing International Corp.	1,242,000	90
	Shanghai Pharmaceuticals Holding Co. Ltd.	43,400	89
	Kingboard Chemical Holdings Ltd.	32,500	88
	Agile Property Holdings Ltd.	68,000	88
	China Agri-Industries Holdings Ltd.	176,800	87

12

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
*	Huadian Power International Co.	152,000	84
	BBMG Corp.	103,500	83
	Tong Ren Tang Technologies Co. Ltd.	25,000	83
	Yingde Gases Group Co. Ltd.	86,000	83
	Datang International Power Generation Co. Ltd.	188,000	83
	Shanghai Industrial Holdings Ltd.	26,000	83
*	Hanergy Solar Group Ltd.	1,140,000	82
^	China Overseas Grand Oceans Group Ltd.	52,000	82
	Daphne International Holdings Ltd.	78,000	81
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	80,180	80
	Zhuzhou CSR Times Electric Co. Ltd.	29,000	80
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	58,237	80
	Chongqing Rural Commercial Bank	146,000	80
	Nine Dragons Paper Holdings Ltd.	91,000	79
	Sunac China Holdings Ltd.	98,000	79
	Sihuan Pharmaceutical Holdings Group Ltd.	139,000	78
	CIMC Enric Holdings Ltd.	70,000	76
	Fosun International Ltd.	106,500	76
	Honghua Group Ltd.	155,000	76
	KWG Property Holding Ltd.	108,500	75
	New China Life Insurance Co. Ltd.	20,100	75
*	Renhe Commercial Holdings Co. Ltd.	1,164,000	74
	Ju Teng International Holdings Ltd.	112,000	73
	China Medical System Holdings Ltd.	74,000	73
	Guangshen Railway Co. Ltd.	140,000	71
	Jiangsu Expressway Co. Ltd.	64,000	70
	Wumart Stores Inc.	40,000	70
	Sinopec Shanghai Petrochemical Co. Ltd.	200,000	69
	China Everbright Ltd.	42,000	67
*	China Taiping Insurance Holdings Co. Ltd.	38,800	66
	Lee & Man Paper Manufacturing Ltd.	88,000	66
	CSR Corp. Ltd.	98,000	65
	Intime Department Store Group Co. Ltd.	54,000	64
	Bosideng International Holdings Ltd.	242,000	64
	Parkson Retail Group Ltd.	117,500	64
*	GOME Electrical Appliances Holding Ltd.	620,720	63
	China Resources Cement Holdings Ltd.	106,000	61
	Shenzhen Investment Ltd.	140,000	59
*	China Oil & Gas Group Ltd.	320,000	59
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	12,633	58
*	AsiaInfo-Linkage Inc.	4,900	56
	Lijun International Pharmaceutical Holding Ltd.	180,000	56
	Shanghai Electric Group Co. Ltd.	152,000	53
	Golden Eagle Retail Group Ltd.	30,000	53
	Far East Horizon Ltd.	77,000	52
	Shui On Land Ltd.	154,500	51
	Zhaojin Mining Industry Co. Ltd.	45,500	51
	ZTE Corp.	29,212	49
	Huabao International Holdings Ltd.	106,000	49
^	Vinda International Holdings Ltd.	37,000	48
*	China Shipping Container Lines Co. Ltd.	199,000	48
	China Southern Airlines Co. Ltd.	88,000	46
*	Guangzhou Pharmaceutical Co. Ltd.	14,000	46
	Anta Sports Products Ltd.	52,000	44
*,^	China Yurun Food Group Ltd.	68,000	41
	Dongyue Group	71,000	40
*	Kingdee International Software Group Co. Ltd.	232,000	38
	China Liansu Group Holdings Ltd.	66,000	38
	Biostime International Holdings Ltd.	6,500	37
	Minth Group Ltd.	18,000	32
	Anhui Gujing Distillery Co. Ltd. Class B	13,200	31
	AviChina Industry & Technology Co. Ltd.	52,000	25
	Zhongsheng Group Holdings Ltd.	17,000	24
*	China ZhengTong Auto Services Holdings Ltd.	31,000	19

13

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	China Rongsheng Heavy Industries Group Holdings Ltd.	127,000	19
*	Chaoda Modern Agriculture Holdings Ltd.	132,000	6
*	Shui On Land Ltd. Rights Exp. 05/08/2013	51,500	5
			69,791
Colombia (0.1%)
	Ecopetrol SA	375,272	903
	Grupo de Inversiones Suramericana SA	31,591	666
	Bancolombia SA ADR	6,472	439
	Almacenes Exito SA	19,936	327
	Bancolombia SA Prior Pfd.	14,574	239
	Banco Davivienda SA Prior Pfd.	14,061	188
	Interconexion Electrica SA ESP	36,758	169
*	Isagen SA ESP	104,160	145
	Grupo Argos SA Prior Pfd.	11,235	124
	Corp Financiera Colombiana SA	4,548	88
	Grupo de Inversiones Suramericana SA Prior Pfd.	3,566	75
	Cementos Argos SA	16,029	71
			3,434
Czech Republic (0.0%)
	CEZ AS	15,521	450
^	Komercni Banka AS	1,932	370
	Telefonica Czech Republic AS	3,549	52
			872
Denmark (0.5%)
	Novo Nordisk A/S Class B	34,960	6,154
*	Danske Bank A/S	78,930	1,495
	Coloplast A/S Class B	16,793	914
	Carlsberg A/S Class B	8,921	829
	AP Moeller - Maersk A/S Class B	113	805
	Novozymes A/S	18,007	623
	TDC A/S	64,428	523
*	Auriga Industries Class B	19,669	512
	DSV A/S	15,016	378
	AP Moeller - Maersk A/S Class A	54	370
	GN Store Nord A/S	18,498	338
*	Sydbank A/S	11,263	257
*	Topdanmark A/S	9,790	251
	Chr Hansen Holding A/S	6,217	224
	FLSmidth & Co. A/S	3,662	214
*	Jyske Bank A/S	5,146	201
	Tryg A/S	2,042	177
	Pandora A/S	3,564	109
*,^	Vestas Wind Systems A/S	11,842	103
*	William Demant Holding A/S	1,178	94
	SimCorp A/S	277	81
*	Genmab A/S	2,944	77
^	H Lundbeck A/S	2,918	58
			14,787
Egypt (0.0%)
*	Orascom Telecom Holding SAE GDR	58,751	198
	Sidi Kerir Petrochemicals Co.	79,618	142
	Commercial International Bank Egypt SAE	28,753	127
	Telecom Egypt Co.	55,015	100
	Alexandria Mineral Oils Co.	7,392	73
	Egyptian Kuwaiti Holding Co. SAE	50,301	59
*	Talaat Moustafa Group	84,619	48
	Orascom Telecom Media And Technology Holding SAE GDR	30,107	9
			756
Exchange-Traded Fund (0.0%)
3	Vanguard FTSE Emerging Markets ETF	20,417	894

Finland (0.3%)
	Sampo	38,634	1,546

14

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Kone Oyj Class B	15,396	1,361
^	Nokia Oyj	299,966	1,008
	Wartsila OYJ Abp	20,471	1,007
	Nokian Renkaat Oyj	18,716	813
	Metso Oyj	19,387	799
^	UPM-Kymmene Oyj	72,250	761
	Fortum Oyj	34,324	638
	Outotec Oyj	35,885	525
	Orion Oyj Class B	12,656	364
	Pohjola Bank plc Class A	14,770	251
	Sponda Oyj	44,471	237
	Stora Enso Oyj	31,384	219
^	Huhtamaki Oyj	11,387	214
	Elisa Oyj	10,310	196
	Konecranes Oyj	5,372	195
	Tieto Oyj	8,018	172
	Amer Sports Oyj	10,003	170
	YIT Oyj	8,516	161
	Cargotec Oyj Class B	4,838	144
	Kesko Oyj Class B	3,410	102
	Neste Oil Oyj	6,334	99
*,^	Outokumpu Oyj	123,288	86
			11,068
France (3.1%)
	Sanofi	99,325	10,739
	Total SA	178,806	9,001
	BNP Paribas SA	87,927	4,903
	LVMH Moet Hennessy Louis Vuitton SA	23,183	4,017
	Danone SA	52,236	3,984
*	L'Oreal SA	22,131	3,950
	Air Liquide SA	26,249	3,326
	Schneider Electric SA	43,421	3,310
	AXA SA	165,944	3,108
	GDF Suez	127,368	2,731
	European Aeronautic Defence and Space Co. NV	51,423	2,717
	Vivendi SA	109,435	2,479
*	Societe Generale SA	63,379	2,302
	Pernod-Ricard SA	18,191	2,253
	Vinci SA	44,516	2,146
^	Unibail-Rodamco SE	7,747	2,025
	Essilor International SA	16,117	1,816
	Carrefour SA	58,548	1,739
	France Telecom SA	157,090	1,678
	Cie de St-Gobain	38,992	1,562
	PPR	6,772	1,492
	Lafarge SA	20,468	1,325
	ArcelorMittal	100,419	1,241
	Cie Generale des Etablissements Michelin	14,077	1,190
	Technip SA	10,671	1,145
	Renault SA	15,920	1,099
	Alstom SA	26,497	1,088
	Legrand SA	20,215	943
	Publicis Groupe SA	12,951	901
*	Credit Agricole SA	95,561	875
	Safran SA	17,629	867
	Christian Dior SA	4,786	835
	SES	25,055	781
	Casino Guichard Perrachon SA	6,848	741
	Arkema SA	7,384	692
	Bureau Veritas SA	5,455	668
	Societe BIC SA	5,987	638
	SCOR SE	20,219	614
	Vallourec SA	12,785	614
	Bouygues SA	21,774	608

15

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Hermes International	1,757	593
	Edenred	17,520	584
	Dassault Systemes SA	4,579	559
	Sodexo	6,160	515
	Cap Gemini SA	10,494	484
	Iliad SA	2,003	458
	STMicroelectronics NV	52,617	458
	Gemalto NV	5,313	434
	Veolia Environnement SA	31,060	430
	Societe de la Tour Eiffel	6,398	424
*	Alcatel-Lucent	305,835	421
	Accor SA	12,551	416
	Electricite de France SA	18,524	415
	Saft Groupe SA	15,629	385
	AtoS	4,658	325
*	Eurofins Scientific	1,478	321
	Thales SA	7,007	304
	Havas SA	49,634	303
	Suez Environnement Co.	21,109	303
	Natixis	68,690	301
	Eutelsat Communications SA	8,124	294
	Lagardere SCA	7,785	289
	Zodiac Aerospace	2,156	271
	Groupe Eurotunnel SA	31,384	263
	Teleperformance	5,376	236
	Valeo SA	4,048	236
	Wendel SA	2,019	219
	Klepierre	4,982	211
*	Cie Generale de Geophysique - Veritas	9,719	210
	Metropole Television SA	12,110	203
	Imerys SA	3,027	199
	Orpea	4,455	194
	Eiffage SA	4,209	187
	Eurazeo	3,423	182
	Remy Cointreau SA	1,559	181
	Sartorius Stedim Biotech	1,224	173
	Nexans SA	3,624	167
	Rexel SA	6,946	153
	Neopost SA	2,222	146
	Bourbon SA	5,273	144
	Rubis SCA	2,205	142
	Societe Immobiliere de Location pour l'Industrie et le Commerce	1,206	142
	Aeroports de Paris	1,562	141
*,^	Peugeot SA	15,267	122
	CNP Assurances	8,083	115
^	Fonciere Des Regions	1,422	113
	Etablissements Maurel et Prom	6,590	112
	Gecina SA	920	111
^	ICADE	1,132	105
	Eramet	929	100
*	Technicolor SA	23,885	100
	SEB SA	1,286	93
*	GameLoft SE	13,315	89
	JCDecaux SA	3,224	89
	BioMerieux	917	87
	Societe Television Francaise 1	8,145	86
	Faurecia	4,590	86
	Ingenico	1,027	69
	Euler Hermes SA	714	68
	Medica SA	3,532	65
	Bollore SA	143	60
	Mercialys SA	2,574	57
	Virbac SA	232	47
	Groupe Steria SCA	3,037	45

16

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	IPSOS	1,137	38
*	UBISOFT Entertainment	3,353	37
	Alten SA	936	34
*	Altran Technologies SA	4,111	32
	Nexity SA	842	30
	Vilmorin & Cie	202	26
	Mersen	914	21
			103,196
Germany (2.9%)
	Siemens AG	74,537	7,788
^	Bayer AG	73,729	7,708
^	BASF SE	82,084	7,684
	SAP AG	79,395	6,330
^	Allianz SE	40,444	5,982
	Daimler AG	88,998	4,934
	Deutsche Bank AG	85,494	3,936
	Deutsche Telekom AG	270,873	3,208
^	Muenchener Rueckversicherungs AG	15,255	3,056
	Linde AG	16,125	3,053
^	E.ON SE	161,275	2,929
^	Volkswagen AG Prior Pfd.	13,773	2,797
	Bayerische Motoren Werke AG	28,294	2,616
	Deutsche Post AG	83,039	1,974
	Adidas AG	17,644	1,845
^	RWE AG	45,739	1,648
	Deutsche Boerse AG	22,899	1,431
^	Porsche Automobil Holding SE Prior Pfd.	17,927	1,408
	Fresenius SE & Co. KGaA	11,165	1,401
	Henkel AG & Co. KGaA Prior Pfd.	14,447	1,364
	Fresenius Medical Care AG & Co. KGaA	18,592	1,281
	HeidelbergCement AG	17,213	1,243
*	Continental AG	9,546	1,135
^	Henkel AG & Co. KGaA	11,705	917
	Beiersdorf AG	9,564	866
^	Merck KGaA	5,447	830
	K&S AG	17,898	792
*	ThyssenKrupp AG	42,517	771
	Kabel Deutschland Holding AG	7,766	737
	Infineon Technologies AG	87,497	692
	Brenntag AG	3,789	647
*	Commerzbank AG	38,573	521
	Deutsche Wohnen AG	29,504	520
*	QIAGEN NV	25,612	508
	GEA Group AG	14,935	506
^	Volkswagen AG	2,388	465
	Metro AG	14,618	457
	Lanxess AG	6,202	453
^	Hannover Rueckversicherung SE	5,085	430
*	MAN SE	3,710	416
	Deutsche Lufthansa AG	19,305	387
	Fuchs Petrolub AG Prior Pfd.	4,378	370
	Deutsche Euroshop AG	8,453	362
	Symrise AG	7,946	340
	ProSiebenSat.1 Media AG Prior Pfd.	8,363	319
	Aurubis AG	5,039	318
	Bilfinger SE	3,164	318
	MTU Aero Engines Holding AG	3,038	288
	Wirecard AG	8,847	238
	Suedzucker AG	5,865	237
*	Sky Deutschland AG	40,581	233
	Freenet AG	8,860	221
	Fuchs Petrolub AG	2,851	217
*	Hochtief AG	3,010	209
	Wincor Nixdorf AG	3,793	200

17

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Gerry Weber International AG	4,199	184
	Stada Arzneimittel AG	4,389	178
	Hugo Boss AG	1,484	173
	United Internet AG	6,177	170
^	Software AG	4,584	161
	Rhoen Klinikum AG	6,770	145
*	TUI AG	12,874	137
^	Leoni AG	2,998	136
	GSW Immobilien AG	2,953	119
	Fraport AG Frankfurt Airport Services Worldwide	1,948	117
^	Axel Springer AG	2,547	107
	Gerresheimer AG	1,861	106
	Aixtron SE NA	7,290	104
	Gildemeister AG	4,055	92
*	GAGFAH SA	6,853	89
	Krones AG	1,243	87
	TAG Immobilien AG	7,134	86
	Vossloh AG	786	86
	Salzgitter AG	2,138	84
^	SGL Carbon SE	2,453	84
	NORMA Group AG	2,347	83
*	Puma SE	265	82
	Pfeiffer Vacuum Technology AG	660	80
	Celesio AG	3,981	79
*	KUKA AG	1,652	75
	ElringKlinger AG	2,213	72
	Rational AG	231	72
	Fielmann AG	648	63
^	Wacker Chemie AG	788	60
*	Dialog Semiconductor plc	4,524	54
	Bechtle AG	1,108	49
	Hamburger Hafen und Logistik AG	2,013	43
*	Morphosys AG	627	28
	KWS Saat AG	75	28
*	Aareal Bank AG	1,092	26
			94,875
Greece (0.1%)
	OPAP SA	30,670	302
*	Hellenic Telecommunications Organization SA ADR	45,296	194
*	Folli Follie Group	8,738	183
*	Mytilineos Holdings SA	28,609	178
*	National Bank of Greece SA ADR	197,003	178
	Motor Oil Hellas Corinth Refineries SA	14,637	162
*	Titan Cement Co. SA	6,193	115
*	Viohalco Hellenic Copper and Aluminum Industry SA	14,060	86
	JUMBO SA	8,998	85
	Hellenic Petroleum SA	7,187	80
*	National Bank of Greece SA	83,169	72
*	Bank of Cyprus plc	187,651	51
*	Public Power Corp. SA	5,210	51
*	Alpha Bank AE	34,944	45
*	Hellenic Telecommunications Organization SA	1,375	12
			1,794
Hong Kong (1.2%)
	AIA Group Ltd.	1,048,758	4,665
	Hutchison Whampoa Ltd.	232,000	2,524
	Sun Hung Kai Properties Ltd.	155,735	2,252
	Hong Kong Exchanges and Clearing Ltd.	116,500	1,965
	Cheung Kong Holdings Ltd.	123,400	1,862
	Jardine Matheson Holdings Ltd.	23,600	1,533
	Hang Seng Bank Ltd.	84,846	1,421
	Hong Kong & China Gas Co. Ltd.	459,308	1,383
	Sands China Ltd.	234,400	1,232
	Power Assets Holdings Ltd.	120,500	1,178

18

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	CLP Holdings Ltd.	131,500	1,160
	Wharf Holdings Ltd.	127,600	1,140
	Link REIT	200,000	1,134
	BOC Hong Kong Holdings Ltd.	303,000	1,044
	Hongkong Land Holdings Ltd.	137,000	998
	Jardine Strategic Holdings Ltd.	21,500	840
	Hang Lung Group Ltd.	140,897	832
	Bank of East Asia Ltd.	191,272	788
	Hang Lung Properties Ltd.	196,000	763
*	Galaxy Entertainment Group Ltd.	164,000	736
	Swire Pacific Ltd. Class A	57,352	730
	Li & Fung Ltd.	506,000	657
	Henderson Land Development Co. Ltd.	68,000	493
	New World Development Co. Ltd.	279,000	488
	MTR Corp. Ltd.	117,000	483
	Prosperity REIT	1,232,000	438
	Sino Land Co. Ltd.	252,280	416
	SJM Holdings Ltd.	154,000	389
	Wheelock & Co. Ltd.	69,000	384
*	Wynn Macau Ltd.	85,600	260
	Swire Properties Ltd.	72,646	260
	Cheung Kong Infrastructure Holdings Ltd.	35,000	254
	Yue Yuen Industrial Holdings Ltd.	73,000	253
	AAC Technologies Holdings Inc.	50,000	245
	Techtronic Industries Co.	98,000	235
	Kerry Properties Ltd.	46,000	209
	ASM Pacific Technology Ltd.	20,000	207
	Giordano International Ltd.	198,000	198
	Shangri-La Asia Ltd.	101,519	197
	Hysan Development Co. Ltd.	39,000	194
	First Pacific Co. Ltd.	134,400	186
	Melco International Development Ltd.	90,000	176
^	Esprit Holdings Ltd.	116,746	164
	PCCW Ltd.	292,000	149
	Cathay Pacific Airways Ltd.	83,000	146
	Wing Hang Bank Ltd.	12,000	126
	VTech Holdings Ltd.	9,600	122
	Luk Fook Holdings International Ltd.	42,000	119
	Champion REIT	225,000	119
	Hopewell Holdings Ltd.	30,000	116
	Television Broadcasts Ltd.	15,000	113
	Seaspan Corp.	5,000	110
	NWS Holdings Ltd.	57,500	103
	Johnson Electric Holdings Ltd.	141,000	96
	Cafe de Coral Holdings Ltd.	30,000	95
	Xinyi Glass Holdings Ltd.	136,000	93
	MGM China Holdings Ltd.	38,800	92
*	G-Resources Group Ltd.	1,914,000	90
	Lifestyle International Holdings Ltd.	37,500	83
	CITIC Telecom International Holdings Ltd.	220,000	80
	Orient Overseas International Ltd.	13,000	77
	Shun Tak Holdings Ltd.	144,000	76
	Pacific Basin Shipping Ltd.	126,000	72
*	Foxconn International Holdings Ltd.	183,000	71
	SmarTone Telecommunications Holdings Ltd.	37,000	66
	SA SA International Holdings Ltd.	60,000	63
	Texwinca Holdings Ltd.	52,000	61
	Hutchison Telecommunications Hong Kong Holdings Ltd.	112,000	60
	Man Wah Holdings Ltd.	60,800	59
	Vitasoy International Holdings Ltd.	48,000	58
	Hong Kong Television Network Ltd.	164,000	50

19

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
*	Brightoil Petroleum Holdings Ltd.	236,000	45
	Midland Holdings Ltd.	96,000	44
*	Value Partners Group Ltd.	72,000	44
*	Lai Sun Development	1,446,000	44
	Emperor Watch & Jewellery Ltd.	360,000	37
*	Mongolia Energy Corp. Ltd.	816,000	34
*	Shenglong PV-Tech Investment Co. Ltd.	1,034,191	19
			39,798
Hungary (0.0%)
	OTP Bank plc	37,308	779
	MOL Hungarian Oil and Gas plc	3,778	269
	Richter Gedeon Nyrt	763	113
*	FHB Mortgage Bank plc	4,004	6
			1,167
India (0.9%)
	Reliance Industries Ltd.	112,258	1,645
	Housing Development Finance Corp.	97,683	1,539
	Infosys Ltd.	33,783	1,399
	ITC Ltd.	210,005	1,283
	Oil & Natural Gas Corp. Ltd.	179,269	1,089
	ICICI Bank Ltd.	49,191	1,068
	Tata Consultancy Services Ltd.	40,587	1,039
	HDFC Bank Ltd. ADR	21,348	906
	HDFC Bank Ltd.	71,001	901
	Bharti Airtel Ltd.	104,872	622
	Hindustan Unilever Ltd.	54,326	589
	Larsen & Toubro Ltd.	20,506	577
2	Reliance Industries Ltd. GDR	18,870	558
	Axis Bank Ltd.	19,876	552
	Sun Pharmaceutical Industries Ltd.	30,979	547
	NTPC Ltd.	164,596	481
	Infosys Ltd. ADR	11,172	466
	Mahindra & Mahindra Ltd.	25,417	437
	Tata Motors Ltd.	77,236	426
	Bajaj Auto Ltd.	11,495	402
	Wipro Ltd.	57,577	372
	Yes Bank Ltd.	39,530	369
	Federal Bank Ltd.	36,038	306
	Cairn India Ltd.	50,775	295
	Coal India Ltd.	49,536	294
	Kotak Mahindra Bank Ltd.	22,009	289
	Dr Reddy's Laboratories Ltd.	7,297	275
	State Bank of India GDR	3,235	274
	IDFC Ltd.	93,959	267
	LIC Housing Finance Ltd.	57,441	260
	Titan Industries Ltd.	48,049	242
	State Bank of India	5,553	234
	Hero Motocorp Ltd.	7,582	232
	HCL Technologies Ltd.	17,024	228
	Cipla Ltd.	30,059	226
	United Spirits Ltd.	5,459	224
	Lupin Ltd.	17,157	224
	Apollo Hospitals Enterprise Ltd.	14,411	223
	Asian Paints Ltd.	2,514	219
	Bharat Heavy Electricals Ltd.	58,102	208
	IndusInd Bank Ltd.	23,818	207
	Jindal Steel & Power Ltd.	32,761	185
	Ultratech Cement Ltd.	5,215	184
	Zee Entertainment Enterprises Ltd.	41,375	180
*	Idea Cellular Ltd.	72,404	178
	Grasim Industries Ltd.	3,156	172
	Ambuja Cements Ltd.	49,131	170
	Bharat Petroleum Corp. Ltd.	22,140	170

20

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	NMDC Ltd.	69,974	164
	Tata Power Co. Ltd.	92,773	163
	Petronet LNG Ltd.	61,098	158
	Power Grid Corp. of India Ltd.	75,181	157
	Godrej Consumer Products Ltd.	10,193	156
	Maruti Suzuki India Ltd.	4,727	147
	Nestle India Ltd.	1,572	145
	Indian Oil Corp. Ltd.	25,909	144
	Jaiprakash Associates Ltd.	101,329	142
	Reliance Communications Ltd.	73,712	133
	Hindalco Industries Ltd.	72,576	132
	GAIL India Ltd.	19,685	129
	Dabur India Ltd.	46,096	126
	Hindustan Petroleum Corp. Ltd.	21,982	125
*	Wockhardt Ltd.	3,362	119
	Punjab National Bank	8,346	119
	GlaxoSmithKline Pharmaceuticals Ltd.	2,794	117
	Canara Bank	15,022	116
	Indiabulls Financial Services Ltd.	22,872	115
	Shriram Transport Finance Co. Ltd.	8,168	113
	ABB Ltd.	11,390	110
	Era Infra Engineering Ltd.	41,918	107
	DLF Ltd.	23,878	106
	Marico Ltd.	24,788	104
	Siemens Ltd.	10,185	103
	Union Bank of India	21,229	97
	Power Finance Corp. Ltd.	26,565	96
	Colgate-Palmolive India Ltd.	3,469	95
	Castrol India Ltd.	14,722	90
	Glenmark Pharmaceuticals Ltd.	9,702	88
	Piramal Enterprises Ltd.	8,374	87
	Reliance Capital Ltd.	13,059	86
	ACC Ltd.	3,677	84
	ING Vysya Bank Ltd.	7,431	84
	Bank of India	13,460	82
	Jammu & Kashmir Bank Ltd.	3,223	82
	Shree Cement Ltd.	971	81
	Mahindra & Mahindra Financial Services Ltd.	19,113	81
	Oil India Ltd.	7,928	81
	United Breweries Ltd.	5,923	81
	Cadila Healthcare Ltd.	5,490	80
*	Satyam Computer Services Ltd.	38,456	79
	Divi's Laboratories Ltd.	3,935	79
	NHPC Ltd.	193,436	78
	Container Corp. Of India	3,735	78
	JSW Steel Ltd.	5,939	78
*	Oracle Financial Services Software Ltd.	1,583	77
	Sun TV Network Ltd.	9,912	77
	Motherson Sumi Systems Ltd.	21,131	77
	Bhushan Steel Ltd.	9,009	76
	Steel Authority of India Ltd.	64,327	74
*	Jubilant Foodworks Ltd.	3,560	73
	Rural Electrification Corp. Ltd.	17,514	73
	MAX India Ltd.	18,124	73
	Sterlite Industries India Ltd.	40,256	72
	Cummins India Ltd.	7,352	70
	Bajaj Holdings and Investment Ltd.	4,212	70
	Bajaj Finserv Ltd.	5,037	69
	MindTree Ltd.	4,622	69
	Tata Steel Ltd.	11,558	65
	Tata Global Beverages Ltd.	22,864	63
	Sesa Goa Ltd.	20,167	60
	Exide Industries Ltd.	23,787	59
*	Ranbaxy Laboratories Ltd.	6,690	56

21

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Adani Enterprises Ltd.	13,726	56
	Bank of Baroda	4,248	55
	Tata Chemicals Ltd.	9,174	55
	Adani Ports and Special Economic Zone	20,483	55
	Reliance Infrastructure Ltd.	6,838	48
*	Unitech Ltd.	94,525	47
	GlaxoSmithKline Consumer Healthcare Ltd.	264	20
*	Reliance Power Ltd.	11,690	15
			29,854
Indonesia (0.4%)
	Astra International Tbk PT	2,115,530	1,601
	Bank Central Asia Tbk PT	1,393,728	1,543
	Bank Mandiri Persero Tbk PT	1,011,916	1,095
	Telekomunikasi Indonesia Persero Tbk PT	850,088	1,024
	Bank Rakyat Indonesia Persero Tbk PT	918,378	889
	Lippo Karawaci Tbk PT	3,791,500	527
	Perusahaan Gas Negara Persero Tbk PT	767,500	494
	Semen Indonesia Persero Tbk PT	258,500	490
	United Tractors Tbk PT	185,560	339
	Indocement Tunggal Prakarsa Tbk PT	112,000	305
	Bank Negara Indonesia Persero Tbk PT	515,130	287
	Kalbe Farma Tbk PT	1,900,000	272
	Indofood Sukses Makmur Tbk PT	316,500	240
	Intiland Development Tbk PT	3,882,500	236
	Charoen Pokphand Indonesia Tbk PT	451,000	234
	Ramayana Lestari Sentosa Tbk PT	1,557,500	231
	Unilever Indonesia Tbk PT	83,000	224
	AKR Corporindo Tbk PT	400,500	212
	Gudang Garam Tbk PT	30,500	155
*	Bank Danamon Indonesia Tbk PT	203,000	135
	Bisi International PT	1,735,500	132
	Bumi Resources Tbk PT	1,618,500	112
	Media Nusantara Citra Tbk PT	342,500	110
	Ciputra Development Tbk PT	759,000	108
	Summarecon Agung Tbk PT	375,500	101
	Indofood CBP Sukses Makmur Tbk PT	81,500	96
	Gajah Tunggal Tbk PT	296,000	88
	Alam Sutera Realty Tbk PT	815,000	88
	Bhakti Investama Tbk PT	1,711,000	86
	Adaro Energy Tbk PT	670,500	85
	Jasa Marga Persero Tbk PT	122,500	85
	Bumi Serpong Damai PT	472,500	84
	Tambang Batubara Bukit Asam Persero Tbk PT	46,500	73
*	XL Axiata Tbk PT	138,500	73
	Global Mediacom Tbk PT	294,000	66
	Indo Tambangraya Megah Tbk PT	16,500	62
	Indosat Tbk PT	100,000	62
	Astra Agro Lestari Tbk PT	26,500	48
*	Berlian Laju Tanker Tbk PT	968,000	20
	Bakrie Sumatera Plantations Tbk PT	1,400,492	13
*	Bakrie and Brothers Tbk PT	2,173,500	11
*	Bakrie Telecom Tbk PT	1,602,000	8
			12,144
Ireland (0.2%)
	CRH plc	54,850	1,180
*	Elan Corp. plc	58,310	675
	DCC plc	17,714	648
	Kerry Group plc Class A	9,875	583
*	Bank of Ireland	1,984,185	442
	Glanbia plc	32,762	439
	Ryanair Holdings plc ADR	8,660	375
	C&C Group plc	41,891	260
	Kingspan Group plc	13,719	166
	Paddy Power plc	1,847	156

22

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Smurfit Kappa Group plc	9,500	141
	Grafton Group plc	14,124	99
	United Drug plc	19,761	93
*	Kenmare Resources plc	152,754	63
			5,320
Israel (0.2%)
	Teva Pharmaceutical Industries Ltd.	77,430	2,973
*	Check Point Software Technologies Ltd.	19,369	903
	Strauss Group Ltd.	34,954	515
	Israel Chemicals Ltd.	36,919	440
*	Bank Hapoalim BM	78,575	366
*	Bank Leumi Le-Israel BM	101,298	360
*	Stratasys Ltd.	3,000	249
*	Mellanox Technologies Ltd.	4,539	238
	Bezeq The Israeli Telecommunication Corp. Ltd.	162,632	236
*	NICE Systems Ltd.	5,296	188
*	Israel Discount Bank Ltd. Class A	87,333	147
*	Israel Corp. Ltd.	219	141
	Elbit Systems Ltd.	2,941	123
*	Paz Oil Co. Ltd.	663	103
*	Mizrahi Tefahot Bank Ltd.	10,101	103
	Delek Group Ltd.	389	103
	Azrieli Group	3,265	94
	Gazit-Globe Ltd.	6,596	88
	Osem Investments Ltd.	4,261	86
	Frutarom Industries Ltd.	5,312	79
*	Delek Energy Systems Ltd.	157	77
	Harel Insurance Investments & Financial Services Ltd.	1,479	74
	Shikun & Binui Ltd.	35,075	73
*	Oil Refineries Ltd.	139,957	73
	Partner Communications Co. Ltd.	8,707	60
*	EZchip Semiconductor Ltd.	2,092	47
			7,939
Italy (0.8%)
	Eni SPA	222,109	5,301
	Assicurazioni Generali SPA	121,794	2,237
	Enel SPA	561,054	2,170
*	UniCredit SPA	382,367	1,999
	Intesa Sanpaolo SPA (Registered)	952,505	1,730
	Fiat Industrial SPA	103,562	1,169
	Telecom Italia SPA (Registered)	1,240,196	1,053
	Saipem SPA	31,254	887
	Terna Rete Elettrica Nazionale SPA	161,567	756
	Luxottica Group SPA	14,592	756
	Snam SPA	142,469	701
	Atlantia SPA	32,744	585
	Tenaris SA	24,554	547
*	Fiat SPA	74,667	447
	Prysmian SPA	21,446	433
	Prada SPA	39,400	356
	Italcementi SPA	54,425	338
	Tenaris SA ADR	7,284	324
	Telecom Italia SPA (Bearer)	455,169	316
	Exor SPA	8,697	264
	Recordati SPA	23,910	246
	ERG SPA	23,997	230
	Enel Green Power SPA	102,952	220
	Tod's SPA	1,503	218
^	DiaSorin SPA	5,622	211
	Unione di Banche Italiane SCPA	46,856	196
*	Sorin SPA	69,863	196
	Pirelli & C. SPA	17,913	186
*	Yoox SPA	9,731	183

23

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Mediaset SPA	67,848	176
	Mediolanum SPA	25,893	175
*	Banco Popolare SC	120,080	173
	Autogrill SPA	13,384	173
	Lottomatica Group SPA	6,361	162
	Banca Popolare dell'Emilia Romagna Scrl	18,643	158
*,^	Fondiaria-Sai SPA	70,438	144
*,^	Banca Monte dei Paschi di Siena SPA	497,121	140
	Mediobanca SPA	21,979	140
*	Banca Popolare di Milano Scarl	204,721	137
*	Societa Cattolica di Assicurazioni SCRL	6,519	128
	Davide Campari-Milano SPA	14,902	121
	A2A SPA	144,973	114
*	Finmeccanica SPA	21,830	114
*	Unipol Gruppo Finanziario SPA Prior Pfd.	34,070	104
	Banca Generali SPA	4,837	100
*	Banca Popolare di Sondrio SCARL	16,522	96
	MARR SPA	6,935	84
	Banca Piccolo Credito Valtellinese Scarl	49,407	62
*	Cam Finanziaria SPA	62,782	61
*	Saras SPA	41,596	55
^	Banca Carige SPA	45,308	33
	Parmalat SPA	10,253	32
*,^	RCS MediaGroup SPA	29,366	29
	De'Longhi SPA	1,628	25
			26,991
Japan (8.4%)
	Toyota Motor Corp.	236,130	13,704
	Mitsubishi UFJ Financial Group Inc.	1,256,451	8,525
	Honda Motor Co. Ltd.	159,300	6,356
	Sumitomo Mitsui Financial Group Inc.	119,748	5,660
	Mizuho Financial Group Inc.	2,085,607	4,589
	Softbank Corp.	81,700	4,052
	Japan Tobacco Inc.	106,893	4,041
	Mitsubishi Estate Co. Ltd.	123,000	4,006
	Canon Inc.	104,900	3,773
	Takeda Pharmaceutical Co. Ltd.	68,600	3,766
	East Japan Railway Co.	35,400	2,988
	FANUC Corp.	18,800	2,838
	Nomura Holdings Inc.	336,700	2,752
	KDDI Corp.	56,200	2,702
	Seven & I Holdings Co. Ltd.	68,000	2,616
	NTT DOCOMO Inc.	1,558	2,580
	Hitachi Ltd.	403,000	2,576
	Bridgestone Corp.	67,890	2,562
	Mitsui Fudosan Co. Ltd.	74,000	2,518
	Shin-Etsu Chemical Co. Ltd.	37,248	2,511
	Komatsu Ltd.	88,500	2,425
	Astellas Pharma Inc.	40,600	2,366
	Mitsui & Co. Ltd.	167,700	2,310
	Nissan Motor Co. Ltd.	221,201	2,308
	Mitsubishi Corp.	127,600	2,297
	Nippon Telegraph & Telephone Corp.	42,800	2,128
	Nippon Steel & Sumitomo Metal Corp.	748,745	1,994
	Toshiba Corp.	358,000	1,974
	Mitsubishi Heavy Industries Ltd.	283,870	1,958
	Sumitomo Realty & Development Co. Ltd.	40,846	1,930
	ITOCHU Corp.	154,800	1,919
	Central Japan Railway Co.	15,900	1,918
	Murata Manufacturing Co. Ltd.	23,300	1,897
	Sumitomo Mitsui Trust Holdings Inc.	375,460	1,887
	Denso Corp.	42,000	1,883
	Tokio Marine Holdings Inc.	59,100	1,878
	Kao Corp.	50,700	1,753

24

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	ORIX Corp.	111,360	1,709
	Mitsubishi Electric Corp.	179,000	1,706
	Fast Retailing Co. Ltd.	4,500	1,650
	Kubota Corp.	111,000	1,594
	Tokyo Gas Co. Ltd.	271,000	1,547
	Kyocera Corp.	14,600	1,485
	Sony Corp.	88,900	1,461
	Dai-ichi Life Insurance Co. Ltd.	982	1,354
*	Panasonic Corp.	186,055	1,341
	Kirin Holdings Co. Ltd.	76,000	1,330
	Daiwa Securities Group Inc.	149,000	1,322
	MS&AD Insurance Group Holdings	48,091	1,290
	Keyence Corp.	3,946	1,252
	Sumitomo Corp.	100,000	1,252
	Isuzu Motors Ltd.	176,000	1,173
	Otsuka Holdings Co. Ltd.	32,500	1,172
	Daiichi Sankyo Co. Ltd.	59,000	1,154
	Nintendo Co. Ltd.	10,400	1,148
	JX Holdings Inc.	209,507	1,138
	Daito Trust Construction Co. Ltd.	11,400	1,105
	JFE Holdings Inc.	50,700	1,101
	Resona Holdings Inc.	205,706	1,098
	Daiwa House Industry Co. Ltd.	48,000	1,085
	Eisai Co. Ltd.	23,300	1,063
	SMC Corp.	5,300	1,062
	Fuji Heavy Industries Ltd.	55,000	1,038
^	Kintetsu Corp.	202,000	1,022
*	Mazda Motor Corp.	294,000	1,007
	Marubeni Corp.	138,628	995
*	Olympus Corp.	39,600	994
	Secom Co. Ltd.	17,800	993
	Inpex Corp.	204	987
	Toray Industries Inc.	135,000	949
	Suzuki Motor Corp.	36,881	948
	Asahi Group Holdings Ltd.	37,800	940
	Nitto Denko Corp.	14,300	939
	Daikin Industries Ltd.	23,179	931
	Unicharm Corp.	14,100	912
	Sumitomo Electric Industries Ltd.	68,000	904
	Yahoo Japan Corp.	1,722	865
	Tokyu Corp.	107,000	849
	NKSJ Holdings Inc.	32,875	834
	FUJIFILM Holdings Corp.	40,200	826
	Terumo Corp.	16,200	805
*	Kansai Electric Power Co. Inc.	65,300	798
	Ajinomoto Co. Inc.	57,000	782
	Chubu Electric Power Co. Inc.	59,200	766
	Asahi Kasei Corp.	114,000	766
	West Japan Railway Co.	15,800	764
	Osaka Gas Co. Ltd.	176,000	763
	Oriental Land Co. Ltd.	4,700	760
	Sekisui House Ltd.	50,000	749
	Yaskawa Electric Corp.	59,263	725
	Tokyo Electron Ltd.	14,100	722
	Hoya Corp.	35,300	707
	Aeon Co. Ltd.	49,700	704
	Shionogi & Co. Ltd.	28,400	699
	Shizuoka Bank Ltd.	57,000	698
	Hankyu Hanshin Holdings Inc.	107,000	693
	Ricoh Co. Ltd.	62,000	690
	Aeon Mall Co. Ltd.	21,200	683
	Bank of Yokohama Ltd.	110,000	669
	Asahi Glass Co. Ltd.	85,000	668
	Odakyu Electric Railway Co. Ltd.	53,000	638

25

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Sumitomo Metal Mining Co. Ltd.	45,000	630
	Yamato Holdings Co. Ltd.	32,500	627
	Nikon Corp.	28,700	625
	T&D Holdings Inc.	52,800	615
	Sumitomo Heavy Industries Ltd.	136,000	606
	Nidec Corp.	8,900	605
	Makita Corp.	9,900	604
	Fujitsu Ltd.	142,906	600
	JGC Corp.	20,000	593
	Pronexus Inc.	70,600	585
	NEC Corp.	223,000	579
	Aisin Seiki Co. Ltd.	16,000	578
	Yakult Honsha Co. Ltd.	13,200	575
	Shimano Inc.	6,600	575
	Toyota Tsusho Corp.	20,300	565
*	Tokyo Electric Power Co. Inc.	126,200	559
	Toyota Industries Corp.	13,600	557
	Omron Corp.	17,600	556
	Ono Pharmaceutical Co. Ltd.	8,400	554
	Chiba Bank Ltd.	70,000	544
	Shibusawa Warehouse Co. Ltd.	89,000	540
*	Kyushu Electric Power Co. Inc.	38,300	529
	Dentsu Inc.	15,200	528
	Mitsubishi Chemical Holdings Corp.	107,484	524
	Tobu Railway Co. Ltd.	90,000	523
	LIXIL Group Corp.	22,800	513
	Keikyu Corp.	46,000	509
	Isetan Mitsukoshi Holdings Ltd.	31,800	507
	Dai Nippon Printing Co. Ltd.	50,000	490
	Fukuyama Transporting Co. Ltd.	87,000	486
	Chugai Pharmaceutical Co. Ltd.	19,300	481
	Tokyu Land Corp.	39,000	479
	Sekisui Chemical Co. Ltd.	38,000	479
	Kyoritsu Maintenance Co. Ltd.	15,700	475
	Yamada Denki Co. Ltd.	9,426	455
	Sega Sammy Holdings Inc.	17,300	455
	Shiseido Co. Ltd.	31,500	451
	KYORIN Holdings Inc.	16,800	449
	Keio Corp.	51,000	439
	Nippon Parking Development Co. Ltd.	5,341	435
	Japan Transcity Corp.	107,000	426
*	Tohoku Electric Power Co. Inc.	39,700	425
	Lawson Inc.	5,400	425
*,^	Mitsubishi Kakoki Kaisha Ltd.	205,000	420
	Kuraray Co. Ltd.	27,500	418
	Sumitomo Chemical Co. Ltd.	124,492	417
	Taisho Pharmaceutical Holdings Co. Ltd.	5,600	415
	IHI Corp.	111,000	414
*	Kenedix Inc.	569	412
	Duskin Co. Ltd.	20,100	408
	Hakuto Co. Ltd.	39,500	404
	Asahi Organic Chemicals Industry Co. Ltd.	177,000	401
	Nippon Express Co. Ltd.	77,000	401
	Chugoku Electric Power Co. Inc.	27,900	400
	Japan Pure Chemical Co. Ltd.	161	399
	Credit Saison Co. Ltd.	13,300	389
	Toppan Printing Co. Ltd.	51,000	389
	Nippon Valqua Industries Ltd.	150,000	387
	Kawasaki Heavy Industries Ltd.	121,000	386
	Toho Co. Ltd.	105,000	381
	Shinsei Bank Ltd.	134,000	376
	Sysmex Corp.	5,800	374
	Hirose Electric Co. Ltd.	2,600	374
	SBI Holdings Inc.	19,240	373

26

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	J Front Retailing Co. Ltd.	44,000	370
	Electric Power Development Co. Ltd.	12,900	368
	Yokohama Rubber Co. Ltd.	28,000	368
*	Mitsubishi Motors Corp.	310,000	366
	Hisamitsu Pharmaceutical Co. Inc.	6,200	365
	Mitsui OSK Lines Ltd.	87,397	364
	TDK Corp.	9,900	362
	JSR Corp.	15,600	359
	Hitachi Zosen Corp.	215,000	357
	Fujikura Kasei Co. Ltd.	86,200	357
	Joyo Bank Ltd.	58,000	357
	Nippon Chemiphar Co. Ltd.	55,000	356
	Taisei Lamick Co. Ltd.	14,100	355
	Yushiro Chemical Industry Co. Ltd.	36,300	350
^	Kourakuen Corp.	27,100	344
	Tokyo Tatemono Co. Ltd.	37,000	343
	Fukuoka Financial Group Inc.	67,000	343
	Shochiku Co. Ltd.	34,000	342
	Daihatsu Motor Co. Ltd.	17,000	337
	Bank of Kyoto Ltd.	31,000	326
	Obayashi Corp.	53,000	326
	Nippon Yusen KK	124,000	324
	Santen Pharmaceutical Co. Ltd.	6,400	321
	NGK Spark Plug Co. Ltd.	19,000	320
	Yamaha Motor Co. Ltd.	22,800	318
	NTT Data Corp.	99	313
	Marui Group Co. Ltd.	26,800	311
	NSK Ltd.	38,000	307
*,^	Sharp Corp.	88,000	306
	Hino Motors Ltd.	20,000	305
	Namco Bandai Holdings Inc.	16,500	301
	Nissin Foods Holdings Co. Ltd.	6,600	296
	FP Corp.	4,400	292
	Aozora Bank Ltd.	92,901	291
	Mitsubishi Materials Corp.	101,340	291
	Hachijuni Bank Ltd.	42,000	286
	Hulic Co. Ltd.	25,700	286
	Takashimaya Co. Ltd.	24,000	284
	Suruga Bank Ltd.	16,000	283
	Iyo Bank Ltd.	27,000	283
	Sumitomo Rubber Industries Ltd.	15,100	279
	Shimamura Co. Ltd.	2,200	278
	Nomura Real Estate Holdings Inc.	10,200	274
	Taisei Corp.	82,000	274
	Konica Minolta Inc.	38,500	272
	Toyo Suisan Kaisha Ltd.	8,000	272
	MEIJI Holdings Co. Ltd.	6,017	272
	Oji Holdings Corp.	76,000	271
*	Kobe Steel Ltd.	207,000	270
	TOTO Ltd.	26,000	270
	Kansai Paint Co. Ltd.	21,000	269
	Toho Gas Co. Ltd.	45,000	268
	Hokuhoku Financial Group Inc.	114,000	266
	NGK Insulators Ltd.	22,000	266
	Kikkoman Corp.	14,000	266
	Alfresa Holdings Corp.	4,400	262
	Jafco Co. Ltd.	5,400	262
	Ibiden Co. Ltd.	14,900	261
	Asics Corp.	14,400	260
	Mitsubishi Gas Chemical Co. Inc.	34,000	260
	Kyowa Hakko Kirin Co. Ltd.	21,000	258
	Dena Co. Ltd.	9,000	256
	Nomura Research Institute Ltd.	8,500	256
	Rohm Co. Ltd.	7,200	255

27

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Keisei Electric Railway Co. Ltd.	24,000	254
	Hiroshima Bank Ltd.	48,000	253
	Hamamatsu Photonics KK	6,100	251
	FamilyMart Co. Ltd.	5,500	251
	Suzuken Co. Ltd.	6,400	249
	Nippon Meat Packers Inc.	16,000	246
	Toho Co. Ltd.	11,000	245
	Miraca Holdings Inc.	4,900	244
	MISUMI Group Inc.	8,000	244
	Chugoku Bank Ltd.	14,000	244
	USS Co. Ltd.	1,900	244
	Brother Industries Ltd.	21,300	244
	Mitsubishi Tanabe Pharma Corp.	16,000	243
	Air Water Inc.	15,000	243
	Gunma Bank Ltd.	38,000	242
	Don Quijote Co. Ltd.	4,400	240
	Anritsu Corp.	16,000	239
	Hokuriku Electric Power Co.	16,200	239
	Hitachi Construction Machinery Co. Ltd.	10,000	238
	Nippon Paint Co. Ltd.	20,000	237
	Trend Micro Inc.	8,400	235
	Benesse Holdings Inc.	5,300	235
	Nitori Holdings Co. Ltd.	3,100	234
	Amada Co. Ltd.	29,000	233
	Nisshin Seifun Group Inc.	18,000	233
	TonenGeneral Sekiyu KK	23,000	232
	MediPal Holdings Corp.	14,800	232
	AEON Financial Service Co. Ltd.	7,700	231
	Sanrio Co. Ltd.	4,592	231
	Stanley Electric Co. Ltd.	12,000	230
	Mitsubishi UFJ Lease & Finance Co. Ltd.	40,200	227
	Nissan Chemical Industries Ltd.	17,500	227
*	Sankyo Tateyama Inc.	8,200	226
	THK Co. Ltd.	10,700	225
	Kajima Corp.	70,000	224
	Dainippon Sumitomo Pharma Co. Ltd.	12,100	222
	Shimizu Corp.	55,000	221
	Japan Airlines Co. Ltd.	4,300	218
	ANA Holdings Inc.	100,000	218
	Yamaguchi Financial Group Inc.	20,000	217
	Nippon Kayaku Co. Ltd.	15,000	216
	Kamigumi Co. Ltd.	23,000	216
	Taiheiyo Cement Corp.	83,000	216
	Keihan Electric Railway Co. Ltd.	50,000	215
	Mitsubishi Logistics Corp.	12,000	215
	Sankyo Co. Ltd.	4,700	214
	Yokogawa Electric Corp.	20,800	212
	Konami Corp.	9,200	210
	Ryohin Keikaku Co. Ltd.	2,200	208
	Sony Financial Holdings Inc.	14,700	208
*	Shikoku Electric Power Co. Inc.	11,300	205
	Advantest Corp.	13,600	204
	Nagoya Railroad Co. Ltd.	65,000	202
	Fujikura Ltd.	53,000	199
	Toyo Seikan Group Holdings Ltd.	14,400	197
	Kurita Water Industries Ltd.	9,600	197
	Nishi-Nippon City Bank Ltd.	59,000	197
	Daicel Corp.	24,000	194
	Koito Manufacturing Co. Ltd.	10,000	193
	Ship Healthcare Holdings Inc.	5,000	192
^	Showa Denko KK	118,000	191
	Teijin Ltd.	79,000	190
	Shimadzu Corp.	26,000	190
	Casio Computer Co. Ltd.	22,700	188

28

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Seven Bank Ltd.	52,700	187
	Nagase & Co. Ltd.	14,600	187
	Kaneka Corp.	31,000	187
	Kakaku.com Inc.	7,184	186
*,^	Aiful Corp.	16,150	185
	77 Bank Ltd.	31,000	184
	Kewpie Corp.	12,200	184
	Toyobo Co. Ltd.	105,000	183
	Tsumura & Co.	5,500	180
	JTEKT Corp.	17,400	177
	Shiga Bank Ltd.	25,000	176
	Izumi Co. Ltd.	6,500	175
	NHK Spring Co. Ltd.	16,200	175
	Rinnai Corp.	2,200	175
	Fuji Electric Co. Ltd.	51,000	174
	Nabtesco Corp.	7,900	174
	Nippon Electric Glass Co. Ltd.	34,000	174
	Azbil Corp.	8,000	173
	Zeon Corp.	16,000	172
	Yamazaki Baking Co. Ltd.	13,000	170
	Idemitsu Kosan Co. Ltd.	2,000	169
	Daido Steel Co. Ltd.	31,000	169
	Mitsui Chemicals Inc.	73,000	169
	Toyoda Gosei Co. Ltd.	6,500	169
	Ube Industries Ltd.	83,000	168
	House Foods Corp.	9,600	167
	Citizen Holdings Co. Ltd.	28,200	167
	Taiyo Nippon Sanso Corp.	25,000	166
	Chiyoda Corp.	16,000	164
	Seiko Epson Corp.	14,300	164
	Sotetsu Holdings Inc.	42,000	163
	Kagome Co. Ltd.	9,000	162
	Yamaha Corp.	15,100	162
	Tosoh Corp.	49,000	162
	Obic Co. Ltd.	610	161
	Toho Holdings Co. Ltd.	7,000	161
	Sapporo Holdings Ltd.	35,000	159
*	Hokkaido Electric Power Co. Inc.	12,500	159
	Denki Kagaku Kogyo KK	43,000	157
	Juroku Bank Ltd.	37,000	157
*	Acom Co. Ltd.	3,830	157
	H2O Retailing Corp.	14,000	156
	Sawai Pharmaceutical Co. Ltd.	1,200	155
	Sugi Holdings Co. Ltd.	4,000	154
	Kobayashi Pharmaceutical Co. Ltd.	2,800	153
	Nichirei Corp.	26,000	153
	Alps Electric Co. Ltd.	20,000	152
	Hitachi Chemical Co. Ltd.	9,700	152
	Glory Ltd.	5,500	151
	Kawasaki Kisen Kaisha Ltd.	68,000	150
	Ogaki Kyoritsu Bank Ltd.	40,000	149
	Disco Corp.	2,300	149
	Calbee Inc.	1,500	148
	Pasona Group Inc.	185	148
	Keiyo Bank Ltd.	24,000	148
	Japan Steel Works Ltd.	29,000	147
	Ebara Corp.	35,000	147
	Furukawa Electric Co. Ltd.	58,000	147
	Lion Corp.	25,000	146
	Otsuka Corp.	1,400	145
	Ushio Inc.	14,100	144
	Wacoal Holdings Corp.	13,000	144
	Hokuto Corp.	7,400	143
	Senshu Ikeda Holdings Inc.	26,900	142

29

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

		Market
		Value
	Shares	($000)
COMSYS Holdings Corp.	10,700	142
M3 Inc.	62	140
Hyakugo Bank Ltd.	28,000	140
Nishi-Nippon Railroad Co. Ltd.	34,000	139
NET One Systems Co. Ltd.	15,600	137
Nippon Paper Industries Co. Ltd.	9,100	136
Musashino Bank Ltd.	3,200	136
Hokkoku Bank Ltd.	32,000	136
GS Yuasa Corp.	32,000	136
Hitachi High-Technologies Corp.	5,400	135
DIC Corp.	59,000	132
Coca-Cola West Co. Ltd.	7,100	132
Gree Inc.	10,300	132
Showa Shell Sekiyu KK	16,300	131
Nihon Kohden Corp.	3,400	131
ST Corp.	12,600	129
Higo Bank Ltd.	19,000	129
^ Rock Field Co. Ltd.	6,500	129
Aoyama Trading Co. Ltd.	4,300	129
San-In Godo Bank Ltd.	15,000	128
Sundrug Co. Ltd.	2,900	128
Daishi Bank Ltd.	32,000	127
Park24 Co. Ltd.	6,200	125
Hakuhodo DY Holdings Inc.	1,510	124
MOS Food Services Inc.	6,200	124
Ezaki Glico Co. Ltd.	11,000	124
* Haseko Corp.	83,500	122
NTT Urban Development Corp.	82	122
Onward Holdings Co. Ltd.	13,000	121
Sojitz Corp.	77,248	121
Kisoji Co. Ltd.	6,000	119
Resorttrust Inc.	3,500	119
Century Tokyo Leasing Corp.	4,000	118
NTN Corp.	46,000	117
Kagoshima Bank Ltd.	16,000	117
Sohgo Security Services Co. Ltd.	7,300	117
Earth Chemical Co. Ltd.	3,300	117
Rengo Co. Ltd.	24,000	116
Okasan Securities Group Inc.	9,000	113
Hioki EE Corp.	7,000	112
Inaba Denki Sangyo Co. Ltd.	3,800	112
Japan Petroleum Exploration Co.	2,800	111
Royal Holdings Co. Ltd.	6,700	109
Tokai Tokyo Financial Holdings Inc.	12,000	109
Hikari Tsushin Inc.	2,000	109
Temp Holdings Co. Ltd.	5,000	109
Panasonic Information Systems	4,600	108
Capcom Co. Ltd.	6,600	108
Dowa Holdings Co. Ltd.	15,000	108
K's Holdings Corp.	3,042	107
Taiyo Yuden Co. Ltd.	7,400	107
Relo Holdings Inc.	1,900	107
Mori Seiki Co. Ltd.	8,500	107
Kaken Pharmaceutical Co. Ltd.	6,000	106
UNY Group Holdings Co. Ltd.	14,900	106
Zensho Holdings Co. Ltd.	7,900	105
KYB Co. Ltd.	19,000	104
Nipro Corp.	10,400	104
Mitsui Engineering & Shipbuilding Co. Ltd.	56,000	104
GMO internet Inc.	7,800	102
Bank of Okinawa Ltd.	2,100	102
Daibiru Corp.	7,300	102
Heiwa Corp.	4,900	102
Kiyo Holdings Inc.	58,078	101

30

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	United Arrows Ltd.	2,600	101
	Nexon Co. Ltd.	8,300	101
	Dunlop Sports Co. Ltd.	8,000	99
	Kose Corp.	3,800	99
	Nagatanien Co. Ltd.	11,000	99
	Fuji Media Holdings Inc.	45	98
	NOF Corp.	18,000	97
	Heiwa Real Estate Co. Ltd.	3,800	97
	SKY Perfect JSAT Holdings Inc.	191	96
	Maruichi Steel Tube Ltd.	3,800	96
	Nagaileben Co. Ltd.	5,600	96
	Japan Airport Terminal Co. Ltd.	6,200	96
	Tokai Rika Co. Ltd.	4,700	95
*	Leopalace21 Corp.	17,100	95
	Lintec Corp.	5,200	95
	Nichiden Corp.	4,000	94
	TS Tech Co. Ltd.	3,100	94
	OKUMA Corp.	12,000	94
*	Orient Corp.	27,000	94
	Tokyo Electron Device Ltd.	58	94
	Matsuya Foods Co. Ltd.	5,600	93
	Hoshizaki Electric Co. Ltd.	2,782	93
	Hitachi Capital Corp.	3,700	92
	Matsui Securities Co. Ltd.	7,300	92
	Elematec Corp.	6,800	92
	Wacom Co. Ltd.	20	92
	IBJ Leasing Co. Ltd.	2,600	91
	Sanwa Holdings Corp.	15,000	91
	Nippo Corp.	6,000	90
	Yamato Kogyo Co. Ltd.	2,700	89
	Matsumotokiyoshi Holdings Co. Ltd.	3,100	89
	Aica Kogyo Co. Ltd.	4,400	89
	Toho Bank Ltd.	28,000	88
	Tadano Ltd.	7,000	88
	Seino Holdings Co. Ltd.	10,000	87
	Hyakujushi Bank Ltd.	22,000	87
	Mabuchi Motor Co. Ltd.	1,600	87
	Horiba Ltd.	2,400	87
	MonotaRO Co. Ltd.	3,400	87
	Nippon Television Holdings Inc.	4,900	87
	NOK Corp.	6,000	87
	Fuyo General Lease Co. Ltd.	1,900	86
	Yoshinoya Holdings Co. Ltd.	74	86
	Point Inc.	1,770	86
	Sumitomo Warehouse Co. Ltd.	12,000	86
	Takara Holdings Inc.	10,000	86
	Nitto Kohki Co. Ltd.	4,500	86
	Mizuno Corp.	20,000	85
	Okumura Corp.	21,000	85
	Nikkiso Co. Ltd.	6,000	85
	Tokyo Dome Corp.	11,000	85
	Sakata Seed Corp.	6,200	85
*	Pioneer Corp.	41,100	84
	Saizeriya Co. Ltd.	5,900	84
	Aomori Bank Ltd.	28,000	83
	Start Today Co. Ltd.	5,500	83
	Hanwa Co. Ltd.	22,000	83
	Hitachi Metals Ltd.	8,000	83
	Kyowa Exeo Corp.	7,000	83
	Sumitomo Forestry Co. Ltd.	6,900	82
	OSG Corp.	5,400	82
	Sumco Corp.	7,800	82
	Oracle Corp. Japan	1,900	81
	Enplas Corp.	1,400	81

31

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Daikyo Inc.	21,000	81
	Jeol Ltd.	18,000	81
*	Oki Electric Industry Co. Ltd.	42,000	81
	Calsonic Kansei Corp.	17,000	81
	Aeon Delight Co. Ltd.	3,900	81
	Toyo Tire & Rubber Co. Ltd.	15,000	81
	Noritz Corp.	3,800	81
	Exedy Corp.	3,200	80
	Miura Co. Ltd.	3,400	80
	Meitec Corp.	3,100	80
	Nichi-iko Pharmaceutical Co. Ltd.	3,300	80
	Ito En Ltd.	3,300	80
	Nippon Shokubai Co. Ltd.	8,000	79
	WATAMI Co. Ltd.	4,300	78
	Bank of the Ryukyus Ltd.	5,300	78
^	Tokuyama Corp.	29,000	78
	Tsuruha Holdings Inc.	800	78
	Mochida Pharmaceutical Co. Ltd.	5,856	78
	Nifco Inc.	3,401	78
	Japan Wool Textile Co. Ltd.	9,000	78
	TSI Holdings Co. Ltd.	10,500	77
	Pigeon Corp.	900	77
	Nisshin Steel Holdings Co. Ltd.	9,200	77
	Toshiba TEC Corp.	13,000	77
	Seiko Holdings Corp.	13,000	76
	Sankyu Inc.	17,000	76
	Autobacs Seven Co. Ltd.	4,500	76
	Maeda Road Construction Co. Ltd.	5,000	76
	Okamoto Industries Inc.	23,000	76
	Toyota Boshoku Corp.	5,200	75
	Hitachi Transport System Ltd.	4,700	75
	Maruha Nichiro Holdings Inc.	37,000	74
	Shimachu Co. Ltd.	2,800	74
	Itoham Foods Inc.	16,000	74
	Toagosei Co. Ltd.	17,000	73
	Kinden Corp.	10,000	73
	Megmilk Snow Brand Co. Ltd.	4,700	72
	Sumitomo Osaka Cement Co. Ltd.	24,000	72
	Iwatani Corp.	16,000	71
	Itochu Techno-Solutions Corp.	1,500	71
	Takata Corp.	3,700	71
	Tokai Carbon Co. Ltd.	21,000	71
	Ryosan Co. Ltd.	3,900	71
	Nanto Bank Ltd.	16,000	71
	Pacific Metals Co. Ltd.	14,000	70
	Colowide Co. Ltd.	7,000	70
	Rohto Pharmaceutical Co. Ltd.	5,000	70
	Toyo Ink SC Holdings Co. Ltd.	15,000	70
	HIS Co. Ltd.	1,600	69
	Square Enix Holdings Co. Ltd.	5,600	69
	Max Co. Ltd.	6,000	68
*	Nissha Printing Co. Ltd.	4,200	68
	Topcon Corp.	6,000	67
	Nitto Boseki Co. Ltd.	19,000	67
*	Cosmo Oil Co. Ltd.	28,000	67
	Asatsu-DK Inc.	2,600	67
	TOC Co. Ltd.	8,400	66
	Takaoka Toko Holdings Co. Ltd.	4,800	65
	Mitsui Mining & Smelting Co. Ltd.	29,000	65
	Toda Corp.	22,000	65
	Kissei Pharmaceutical Co. Ltd.	2,948	64
	Maeda Corp.	13,000	62
	Komeri Co. Ltd.	2,000	62
	Minebea Co. Ltd.	19,000	61

32

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Nisshinbo Holdings Inc.	8,000	58
	Kasumi Co. Ltd.	8,000	57
	Maruetsu Inc.	16,000	57
*	Mitsumi Electric Co. Ltd.	9,900	57
	Awa Bank Ltd.	9,000	53
	ABC-Mart Inc.	1,400	52
	North Pacific Bank Ltd.	14,900	51
	Kokuyo Co. Ltd.	6,300	51
*	Nippon Sheet Glass Co. Ltd.	42,742	49
	Cocokara fine Inc.	1,300	49
	Fujicco Co. Ltd.	4,000	46
*	Sumitomo Mitsui Construction Co. Ltd.	42,400	43
	Yokohama Reito Co. Ltd.	4,700	42
	Arcs Co. Ltd.	2,100	42
*	Dainippon Screen Manufacturing Co. Ltd.	8,000	41
	Sumitomo Bakelite Co. Ltd.	10,000	41
	Fuji Soft Inc.	1,500	40
	SCSK Corp.	1,800	40
	Saibu Gas Co. Ltd.	16,000	39
	IT Holdings Corp.	2,400	36
	Accordia Golf Co. Ltd.	31	35
	Aderans Co. Ltd.	2,000	33
	Fuji Oil Co. Ltd.	2,000	32
	ZERIA Pharmaceutical Co. Ltd.	2,000	31
	OSAKA Titanium Technologies Co.	1,500	30
	Valor Co. Ltd.	1,500	28
	Itochu-Shokuhin Co. Ltd.	700	26
	Morinaga & Co. Ltd.	12,000	26
	KEY Coffee Inc.	1,600	25
	Canon Marketing Japan Inc.	1,700	25
	Ain Pharmaciez Inc.	500	24
	Hokkaido Gas Co. Ltd.	9,000	24
	Cosmos Pharmaceutical Corp.	200	22
	Okuwa Co. Ltd.	2,000	22
	Tokyo Steel Manufacturing Co. Ltd.	4,800	20
	Future Architect Inc.	32	16
	Zuken Inc.	1,600	11
	Tsugami Corp.	2,000	10
	Mr Max Corp.	1,800	6
	Honeys Co. Ltd.	60	1
			279,542
Luxembourg (0.0%)
	Samsonite International SA	109,496	270
	L’Occitane International SA	53,500	155
*	Adecoagro SA	5,900	44
			469
Malaysia (0.5%)
	Malayan Banking Bhd.	448,915	1,420
	CIMB Group Holdings Bhd.	432,942	1,102
	Axiata Group Bhd.	482,966	1,075
	Sime Darby Bhd.	305,500	948
	Public Bank Bhd. (Foreign)	144,811	782
	Genting Bhd.	215,200	743
	IOI Corp. Bhd.	373,540	618
	DiGi.Com Bhd.	392,400	599
	Petronas Chemicals Group Bhd.	248,489	533
	Petronas Gas Bhd.	66,800	433
	Maxis Bhd.	189,900	422
	Multi-Purpose Holdings Bhd.	296,900	344
	Genting Malaysia Bhd.	250,400	310
	Tenaga Nasional Bhd.	116,550	301
	Kuala Lumpur Kepong Bhd.	38,800	275
	AMMB Holdings Bhd.	118,900	262
	British American Tobacco Malaysia Bhd.	12,200	254

33

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Hong Leong Bank Bhd.	49,600	236
	Dialog Group Bhd.	294,600	230
	Gamuda Bhd.	170,500	228
	YTL Corp. Bhd.	417,166	225
	UMW Holdings Bhd.	46,400	218
	IJM Corp. Bhd.	119,760	215
*	Sapurakencana Petroleum Bhd.	186,395	195
	Felda Global Ventures Holdings Bhd.	125,900	191
	Berjaya Corp. Bhd.	1,062,000	182
*	IHH Healthcare Bhd.	142,400	176
	AirAsia Bhd.	182,000	175
*	Puncak Niaga Holding Bhd.	282,500	159
	Bumi Armada Bhd.	112,200	147
	Kulim Malaysia Bhd.	123,800	146
	PPB Group Bhd.	32,700	138
*	Perdana Petroleum Bhd.	272,000	131
2	Astro Malaysia Holdings Bhd.	131,487	128
	Petronas Dagangan Bhd.	16,200	126
	POS Malaysia Bhd.	74,800	107
	KLCC Property Holdings Bhd.	43,800	104
	Carlsberg Brewery Malaysia Bhd.	19,800	97
	Hong Leong Financial Group Bhd.	18,400	94
	Alliance Financial Group Bhd.	63,600	93
	Telekom Malaysia Bhd.	49,500	90
	Top Glove Corp. Bhd.	39,400	82
	SP Setia Bhd.	69,000	78
	Berjaya Sports Toto Bhd.	53,871	74
	Muhibbah Engineering M Bhd.	200,400	74
	Lafarge Malayan Cement Bhd.	22,500	73
	OSK Holdings Bhd.	139,400	73
	YTL Power International Bhd.	144,037	71
	Mah Sing Group Bhd.	92,800	69
	RHB Capital Bhd.	23,300	65
	MMC Corp. Bhd.	68,800	58
*	UEM Land Holdings Bhd.	68,800	57
	Genting Plantations Bhd.	20,100	57
	Malaysia Airports Holdings Bhd.	28,000	55
	WCT Bhd.	64,800	51
	Bursa Malaysia Bhd.	21,100	50
	Wah Seong Corp. Bhd.	88,194	47
	IGB Corp. Bhd.	59,300	46
*	Scomi Group Bhd.	411,000	45
	Media Prima Bhd.	56,300	44
	DRB-Hicom Bhd.	51,300	42
	Unisem M Bhd.	143,400	41
	Parkson Holdings Bhd.	29,000	40
	Malaysia Marine and Heavy Engineering Holdings Bhd.	25,400	32
	Public Bank Bhd. (Local)	1,614	9
*	Dialog Group Bhd. Warrants Exp 02/12/2017	24,550	3
*	Mah Sing Group Bhd. Warrants Exp. 03/18/2018	14,160	2
			15,590
Mexico (0.6%)
	America Movil SAB de CV	3,300,794	3,553
	Fomento Economico Mexicano SAB de CV	213,751	2,431
	Wal-Mart de Mexico SAB de CV	518,100	1,649
	Grupo Financiero Banorte SAB de CV	208,614	1,573
	Grupo Mexico SAB de CV Class B	410,747	1,470
*	Cemex SAB de CV	1,276,080	1,439
	Grupo Televisa SAB	243,200	1,235
	Alfa SAB de CV Class A	239,300	556
	Grupo Bimbo SAB de CV Class A	158,700	516
	Mexichem SAB de CV	100,884	514
	Industrias Penoles SAB de CV	12,075	504
	Coca-Cola Femsa SAB de CV	29,900	483

34

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Grupo Financiero Inbursa SAB de CV	141,000	413
	Grupo Financiero Santander Mexico SAB de CV Class B	100,165	324
	Grupo Modelo SAB de CV	32,400	295
	Grupo Aeroportuario del Sureste SAB de CV Class B	22,800	283
	Grupo Elektra SAB DE CV	5,420	234
	Kimberly-Clark de Mexico SAB de CV Class A	58,200	202
	Compartamos SAB de CV	113,500	189
	Grupo Carso SAB de CV	31,700	181
	Fibra Uno Administracion SA de CV	45,100	173
*	Minera Frisco SAB de CV	36,063	154
*	Genomma Lab Internacional SAB de CV Class B	65,200	141
	Grupo Aeroportuario del Pacifico SAB de CV Class B	24,600	141
	Bolsa Mexicana de Valores SAB de CV	50,000	136
	Arca Continental SAB de CV	16,500	136
	Controladora Comercial Mexicana SAB de CV	33,900	131
	TV Azteca SAB de CV	131,300	97
*	OHL Mexico SAB de CV	26,800	83
*	Industrias CH SAB de CV Class B	9,800	79
*	Empresas ICA SAB de CV	23,700	66
			19,381
Mongolia (0.0%)
*	Mongolian Mining Corp.	68,000	20

Morocco (0.0%)
	Douja Promotion Groupe Addoha SA	6,322	41

Netherlands (0.9%)
	Unilever NV	142,069	6,054
*	ING Groep NV	347,718	2,864
	Koninklijke Philips Electronics NV	92,982	2,574
^	ASML Holding NV	26,060	1,939
^	Heineken NV	24,289	1,719
	Aegon NV	219,896	1,469
	Koninklijke Ahold NV	80,967	1,279
	Akzo Nobel NV	20,212	1,219
	Koninklijke DSM NV	15,103	973
*	DE Master Blenders 1753 NV	58,087	923
^	Reed Elsevier NV	56,632	919
^	Wolters Kluwer NV	25,113	556
^	Ziggo NV	14,009	501
^	Heineken Holding NV	8,259	498
*	Yandex NV Class A	17,862	460
*	NXP Semiconductor NV	14,900	411
	Nutreco NV	3,430	326
	Fugro NV	5,556	321
*	SBM Offshore NV	19,113	307
	Randstad Holding NV	7,165	299
	TKH Group NV	10,533	286
*	OCI NV	9,507	285
	Delta Lloyd NV	14,759	284
	Eurocommercial Properties NV	6,705	274
	Koninklijke Vopak NV	4,768	264
	Koninklijke Boskalis Westminster NV	6,215	259
	Aalberts Industries NV	11,049	248
	TNT Express NV	31,385	241
^	Wereldhave NV	3,024	220
^	Koninklijke KPN NV	104,472	219
	Corio NV	4,560	211
	CSM	8,640	193
	ASM International NV	4,505	150
*,^	Koninklijke KPN NV Rights Exp. 05/14/2013	102,978	138
*	AerCap Holdings NV	7,365	117
	Unit4 NV	2,554	87
	Arcadis NV	2,800	77

35

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
*	Royal Imtech NV	6,822	76
	Koninklijke BAM Groep NV	13,273	59
*	PostNL NV	23,661	54
			29,353
New Zealand (0.1%)
	Fletcher Building Ltd.	94,279	715
	Telecom Corp. of New Zealand Ltd.	127,699	285
	SKYCITY Entertainment Group Ltd.	62,137	238
	Auckland International Airport Ltd.	83,416	222
	Sky Network Television Ltd.	37,933	186
	Ryman Healthcare Ltd.	29,982	157
	Fisher & Paykel Healthcare Corp. Ltd.	60,548	138
	Trade Me Ltd.	22,448	95
	Contact Energy Ltd.	20,502	93
	Infratil Ltd.	46,809	92
	Kiwi Income Property Trust	87,338	88
	Goodman Property Trust	88,153	85
	Precinct Properties New Zealand Ltd.	87,309	80
	Vector Ltd.	30,875	74
	Chorus Ltd.	19,522	46
			2,594
Norway (0.4%)
	Statoil ASA	94,137	2,305
*,^	DNB ASA	108,849	1,782
	Telenor ASA	50,356	1,135
	Seadrill Ltd.	28,328	1,092
	Yara International ASA	19,181	901
	Subsea 7 SA	38,651	834
^	Orkla ASA	54,884	495
*	Storebrand ASA	93,008	424
	Schibsted ASA	8,485	369
	Prosafe SE	29,784	286
	Cermaq ASA	18,626	278
	Norsk Hydro ASA	56,654	267
	TGS Nopec Geophysical Co. ASA	7,210	259
*	Marine Harvest ASA	235,229	245
	Petroleum Geo-Services ASA	15,290	225
^	Tomra Systems ASA	17,994	169
^	Gjensidige Forsikring ASA	10,295	166
	Aker Solutions ASA	10,413	146
*	Algeta ASA	3,980	135
*	DNO International ASA	62,230	109
*	Nordic Semiconductor ASA	22,372	68
*	Atea ASA	5,559	60
	BW Offshore Ltd.	25,396	24
			11,774
Peru (0.0%)
	Cia de Minas Buenaventura SA ADR	31,237	625
	Credicorp Ltd.	2,423	362
	Credicorp Ltd.	1,859	280
	Volcan Cia Minera SAA Class B	97,133	63
			1,330
Philippines (0.2%)
	SM Investments Corp.	17,719	493
	Philippine Long Distance Telephone Co.	6,310	466
	Alliance Global Group Inc.	742,000	428
	Vista Land & Lifescapes Inc.	2,457,000	392
	First Philippine Holdings Corp.	128,010	333
	Ayala Land Inc.	381,600	301
	Metro Pacific Investments Corp.	1,962,000	291
	Semirara Mining Corp. Class A	35,973	262
	Bank of the Philippine Islands	102,028	255
	Universal Robina Corp.	87,240	252

36

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Filinvest Land Inc.	4,980,000	247
	DMCI Holdings Inc.	163,800	227
	Energy Development Corp.	1,362,900	216
	SM Prime Holdings Inc.	441,750	215
*	First Gen Corp.	382,200	210
	Manila Water Co. Inc.	204,700	199
*	BDO Unibank Inc.	89,020	199
	International Container Terminal Services Inc.	77,100	172
	Aboitiz Equity Ventures Inc.	120,640	167
	San Miguel Corp.	50,020	147
	Aboitiz Power Corp.	127,720	116
	Ayala Corp.	7,200	112
	Metropolitan Bank & Trust	30,377	92
	Megaworld Corp.	782,000	79
	Jollibee Foods Corp.	24,440	76
	GT Capital Holdings Inc.	3,960	76
	Philex Mining Corp.	157,700	63
*	Philippine National Bank	19,280	54
			6,140
Poland (0.2%)
	KGHM Polska Miedz SA	17,295	814
	Powszechny Zaklad Ubezpieczen SA	5,536	763
	Powszechna Kasa Oszczednosci Bank Polski SA	72,739	757
	Bank Pekao SA	10,203	489
*	Polski Koncern Naftowy Orlen SA	27,828	432
	Enea SA	87,249	359
*	Polskie Gornictwo Naftowe i Gazownictwo SA	198,133	335
	PGE SA	56,891	296
	Synthos SA	108,677	162
	Asseco Poland SA	9,655	131
*	Kernel Holding SA	7,186	130
	Jastrzebska Spolka Weglowa SA	4,357	116
*	BRE Bank SA	1,058	116
	Lubelski Wegiel Bogdanka SA	2,869	107
	Tauron Polska Energia SA	71,228	95
	Bank Handlowy w Warszawie SA	2,641	79
*	Cyfrowy Polsat SA	14,316	76
	Telekomunikacja Polska SA	32,995	74
*	ING Bank Slaski SA	1,926	55
	Eurocash SA	1,650	30
			5,416
Portugal (0.1%)
	EDP - Energias de Portugal SA	218,376	751
^	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	86,742	390
	Jeronimo Martins SGPS SA	15,724	375
	Portugal Telecom SGPS SA	68,150	356
	Galp Energia SGPS SA	14,613	234
*	Banco Espirito Santo SA	130,275	149
*,^	Banco Comercial Portugues SA	895,820	124
*	EDP Renovaveis SA	16,165	84
			2,463
Russia (0.6%)
	Lukoil OAO ADR	55,540	3,531
	Gazprom OAO	597,033	2,385
	Sberbank of Russia	742,984	2,371
	Gazprom OAO ADR	193,782	1,543
	Magnit OJSC GDR	22,714	1,161
	Uralkali OJSC	149,240	1,082
	Tatneft OAO ADR	21,360	810
	Rosneft OAO GDR	113,882	781
	Mobile Telesystems OJSC	87,131	769
	MMC Norilsk Nickel OJSC ADR	40,064	618
	Sberbank of Russia ADR	46,910	605

37

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	NovaTek OAO	55,319	519
	Rostelecom OJSC	124,103	465
	Surgutneftegas OAO ADR	53,804	459
	Surgutneftegas OAO	277,600	239
	Sistema JSFC GDR	12,381	237
	AK Transneft OAO Prior Pfd.	112	226
*	MegaFon OAO GDR	6,973	216
*	VTB Bank OJSC GDR	63,801	202
	Federal Hydrogenerating Co. JSC	9,510,242	170
*	Pharmstandard OJSC GDR	8,083	170
	Mosenergo OAO	3,795,895	150
	Acron JSC	3,636	144
	Novolipetsk Steel OJSC	79,599	133
	TGK-1 OAO	459,858,574	92
*	VTB Bank OJSC	52,750,000	83
	LSR Group GDR	18,772	82
	Severstal OAO	9,297	79
	E.ON Russia JSC	975,900	79
*	Rosseti OAO	1,756,655	76
*	Inter Rao Ues OAO	144,417,200	59
*	Federal Grid Co. Unified Energy System JSC	13,443,105	52
*	Raspadskaya OAO	23,201	34
	Rosneft OAO	3,288	23
	Magnitogorsk Iron & Steel Works	71,731	17
			19,662
Singapore (0.7%)
	Singapore Telecommunications Ltd.	652,000	2,083
	Oversea-Chinese Banking Corp. Ltd.	228,000	2,013
	DBS Group Holdings Ltd.	145,000	1,978
	United Overseas Bank Ltd.	99,000	1,720
	Keppel Corp. Ltd.	116,313	1,015
	Singapore Airlines Ltd.	84,134	760
	CapitaLand Ltd.	214,500	654
	Noble Group Ltd.	673,272	618
	Suntec REIT	374,000	591
	Genting Singapore plc	458,000	572
	Wilmar International Ltd.	197,173	535
	Global Logistic Properties Ltd.	225,000	506
	Singapore Press Holdings Ltd.	134,000	486
	Frasers Commercial Trust	375,000	475
^	AIMS AMP Capital Industrial REIT	313,000	463
	Mapletree Logistics Trust	427,000	454
	Ascott Residence Trust	394,000	450
	Cityspring Infrastructure Trust	1,112,000	447
	Cambridge Industrial Trust	639,000	444
*,^	LionGold Corp. Ltd.	474,000	441
	Cache Logistics Trust	380,000	437
	Singapore Technologies Engineering Ltd.	121,000	433
	City Developments Ltd.	44,000	403
	Singapore Exchange Ltd.	59,311	361
	Tat Hong Holdings Ltd.	273,000	331
	CapitaMall Trust	174,600	329
	Ascendas REIT	140,000	314
	Hutchison Port Holdings Trust	371,000	309
	Jardine Cycle & Carriage Ltd.	7,000	277
	SembCorp Industries Ltd.	64,231	261
	SembCorp Marine Ltd.	73,389	258
	SATS Ltd.	99,000	253
	Golden Agri-Resources Ltd.	570,419	246
	Keppel Land Ltd.	67,600	223
	StarHub Ltd.	56,000	215
	UOL Group Ltd.	36,000	209
	Keppel Telecommunications & Transportation Ltd.	182,000	203
^	Olam International Ltd.	133,545	183

38

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Venture Corp. Ltd.	25,500	172
*	Biosensors International Group Ltd.	176,000	172
	ComfortDelGro Corp. Ltd.	105,000	169
*	Synear Food Holdings Ltd.	979,000	148
	CapitaCommercial Trust	102,810	143
	CapitaMalls Asia Ltd.	64,000	109
	Mapletree Commercial Trust	84,000	100
	Mapletree Industrial Trust	74,000	94
	Ezion Holdings Ltd.	48,000	80
	Yangzijiang Shipbuilding Holdings Ltd.	91,036	71
	Singapore Post Ltd.	42,000	44
	Super Group Ltd.	11,000	35
	Keppel REIT	23,262	29
			23,316
South Africa (0.8%)
	MTN Group Ltd.	147,033	2,653
	Naspers Ltd.	34,106	2,286
	Sasol Ltd.	51,758	2,242
	Standard Bank Group Ltd.	107,252	1,341
	Shoprite Holdings Ltd.	54,380	1,033
	FirstRand Ltd.	275,470	958
	Remgro Ltd.	40,574	819
	Sanlam Ltd.	145,724	748
	Impala Platinum Holdings Ltd.	53,931	739
	Gold Fields Ltd.	97,305	730
	Barloworld Ltd.	62,732	658
	Bidvest Group Ltd.	22,638	589
	AngloGold Ashanti Ltd.	28,874	557
	Aspen Pharmacare Holdings Ltd.	25,301	550
	Clicks Group Ltd.	74,822	477
	City Lodge Hotels Ltd.	32,784	468
	Vukile Property Fund Ltd.	210,236	462
	Brait SE	105,446	431
	Mondi Ltd.	31,932	430
	Mpact Ltd.	158,861	424
	Woolworths Holdings Ltd.	52,831	412
	ABSA Group Ltd.	22,834	376
	Growthpoint Properties Ltd.	107,463	353
	Life Healthcare Group Holdings Ltd.	79,448	336
	Steinhoff International Holdings Ltd.	124,957	334
	DataTec Ltd.	59,183	333
	MMI Holdings Ltd.	125,774	321
	Truworths International Ltd.	31,633	315
	Vodacom Group Ltd.	25,702	301
	Tiger Brands Ltd.	9,154	285
	Nedbank Group Ltd.	12,778	272
	Illovo Sugar Ltd.	67,733	262
	Mr Price Group Ltd.	16,676	240
	RMB Holdings Ltd.	52,311	232
	Imperial Holdings Ltd.	10,390	230
	Kumba Iron Ore Ltd.	4,249	225
	Harmony Gold Mining Co. Ltd.	36,672	185
	Foschini Group Ltd.	14,397	185
	Netcare Ltd.	71,041	161
	Mediclinic International Ltd.	21,219	154
*	Anglo American Platinum Ltd.	3,894	148
*	Murray & Roberts Holdings Ltd.	56,830	139
	Nampak Ltd.	37,138	137
	African Bank Investments Ltd.	39,732	126
	Discovery Ltd.	12,990	119
	Spar Group Ltd.	8,795	116
	Massmart Holdings Ltd.	5,422	112
	Lewis Group Ltd.	17,093	112
	Emira Property Fund	63,973	110

39

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	PPC Ltd.	28,961	106
	Exxaro Resources Ltd.	6,724	106
	AVI Ltd.	17,248	104
	Investec Ltd.	13,480	97
	Liberty Holdings Ltd.	7,250	97
	Capital Property Fund	70,278	92
*	Sibanye Gold Ltd.	96,272	91
	SA Corporate Real Estate Fund Nominees Pty Ltd.	181,522	89
	Coronation Fund Managers Ltd.	14,314	86
	Capitec Bank Holdings Ltd.	3,506	85
	African Rainbow Minerals Ltd.	4,170	82
*	Sappi Ltd.	26,807	81
	Aveng Ltd.	23,619	78
	Reunert Ltd.	8,701	76
	Tongaat Hulett Ltd.	4,835	70
	Aeci Ltd.	5,872	66
	Blue Label Telecoms Ltd.	74,154	64
	Pick n Pay Stores Ltd.	13,309	63
	Assore Ltd.	1,909	62
	Clover Industries Ltd.	30,888	61
*	Northam Platinum Ltd.	16,296	61
	Cipla Medpro South Africa Ltd.	56,554	59
	Group Five Ltd.	15,342	58
	Allied Technologies Ltd.	15,758	56
	Sun International Ltd.	4,518	55
	Pick'n Pay Holdings Ltd.	26,672	53
	Adcock Ingram Holdings Ltd.	7,708	53
*	Aquarius Platinum Ltd.	51,167	34
	Astral Foods Ltd.	3,140	33
*	Telkom SA SOC Ltd.	22,107	32
	JD Group Ltd.	6,633	25
*	Royal Bafokeng Platinum Ltd.	3,464	21
*	ArcelorMittal South Africa Ltd.	6,579	17
			27,439
South Korea (1.7%)
2	Samsung Electronics Co. Ltd. GDR	18,823	13,036
	Hyundai Motor Co.	13,367	2,427
	POSCO	5,436	1,562
	Hyundai Mobis	5,736	1,304
*	SK Hynix Inc.	46,470	1,266
	Kia Motors Corp.	22,488	1,122
	Shinhan Financial Group Co. Ltd.	29,910	1,036
	NHN Corp.	3,691	995
	LG Chem Ltd.	3,750	887
	Samsung Life Insurance Co. Ltd.	8,977	885
	LG Electronics Inc.	10,424	836
	KT&G Corp.	10,975	791
	Hana Financial Group Inc.	24,280	778
	KB Financial Group Inc.	23,570	771
	SK Innovation Co. Ltd.	5,314	727
	Hyundai Heavy Industries Co. Ltd.	3,854	705
	Samsung Fire & Marine Insurance Co. Ltd.	3,370	694
*	Shinhan Financial Group Co. Ltd. ADR	19,744	677
	Samsung Heavy Industries Co. Ltd.	19,580	625
	Samsung C&T Corp.	10,743	577
*	Korea Electric Power Corp.	19,980	576
*	LG Display Co. Ltd.	19,730	540
*	KB Financial Group Inc. ADR	14,604	479
	S-Oil Corp.	5,796	467
	SK Telecom Co. Ltd. ADR	23,973	467
	LG Corp.	7,569	452
	LG Household & Health Care Ltd.	793	446
	Samsung Electro-Mechanics Co. Ltd.	4,872	437
	E-Mart Co. Ltd.	1,985	388

40

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Cheil Industries Inc.	4,333	374
	Hyundai Engineering & Construction Co. Ltd.	6,870	361
	Kangwon Land Inc.	12,730	360
	KT Corp.	10,809	354
	Samsung SDI Co. Ltd.	3,020	352
	Hyundai Steel Co.	4,916	342
	SK Holdings Co. Ltd.	2,329	336
	Lotte Shopping Co. Ltd.	886	331
	Orion Corp.	308	326
	Woori Finance Holdings Co. Ltd.	29,660	321
	Macquarie Korea Infrastructure Fund	50,030	317
	SK Telecom Co. Ltd.	1,752	308
	POSCO ADR	4,046	291
	Samsung Techwin Co. Ltd.	4,554	283
	Hankook Tire Co. Ltd.	6,380	278
	Korea Zinc Co. Ltd.	958	277
	Samsung Engineering Co. Ltd.	3,366	271
	Daelim Industrial Co. Ltd.	3,745	262
	Samsung Securities Co. Ltd.	5,620	259
	Coway Co. Ltd.	4,900	248
	Samsung Electronics Co. Ltd.	175	242
	Daishin Securities Co. Ltd.	27,720	236
	Hyundai Glovis Co. Ltd.	1,392	234
	Hotel Shilla Co. Ltd.	4,390	232
	BS Financial Group Inc.	17,390	229
	Sam Young Electronics Co. Ltd.	25,760	223
	GS Holdings	4,481	222
	NCSoft Corp.	1,402	212
	OCI Co. Ltd.	1,631	210
	Cheil Worldwide Inc.	8,335	206
	CJ CheilJedang Corp.	684	203
	Daesang Corp.	5,170	200
	Amorepacific Corp.	240	196
	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	8,020	193
	Hyundai Wia Corp.	1,489	192
	Dongbu Insurance Co. Ltd.	4,760	192
	Hyundai Department Store Co. Ltd.	1,266	184
	Taekwang Industrial Co. Ltd.	199	183
^	Celltrion Inc.	6,324	182
*	Wonik IPS Co. Ltd.	30,670	179
	Maeil Dairy Industry Co. Ltd.	3,787	178
	DGB Financial Group Inc.	12,320	172
	Industrial Bank of Korea	14,840	170
	Lotte Chemical Corp.	1,136	168
	Youlchon Chemical Co. Ltd.	14,280	164
	KCC Corp.	542	161
	CJ Corp.	1,211	159
	SK C&C Co. Ltd.	1,891	159
	Doosan Heavy Industries & Construction Co. Ltd.	4,251	158
	Daewoo International Corp.	4,479	157
	AMOREPACIFIC Group	409	155
	Daewoo Securities Co. Ltd.	15,611	155
	Samsung Card Co. Ltd.	3,992	153
	Hyundai Marine & Fire Insurance Co. Ltd.	5,200	147
*	Kumho Tire Co. Inc.	13,430	145
	Doosan Corp.	1,259	141
	Ottogi Corp.	307	132
	Young Poong Corp.	91	132
*	Daewoo Engineering & Construction Co. Ltd.	19,160	132
	Youngone Corp.	3,240	130
	LG International Corp.	3,990	129
	LG Uplus Corp.	13,460	127
*	SK Broadband Co. Ltd.	26,386	125
	GS Engineering & Construction Corp.	4,517	124

41

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	SK Chemicals Co. Ltd.	2,877	122
	Hyundai Hysco Co. Ltd.	4,320	121
	Yuhan Corp.	622	119
	Korea Investment Holdings Co. Ltd.	2,800	118
	LS Corp.	1,593	117
^	Namhae Chemical Corp.	18,020	117
*	GemVax & Kael Co. Ltd.	3,321	114
	Hyundai Home Shopping Network Corp.	819	113
	CJ CGV Co. Ltd.	2,130	109
	Mirae Asset Securities Co. Ltd.	2,540	106
	Halla Visteon Climate Control Corp.	3,830	104
	SFA Engineering Corp.	1,773	103
	Hanwha Corp.	3,610	102
	Korea Gas Corp.	1,546	99
	Poongsan Corp.	3,950	96
	Hyundai Greenfood Co. Ltd.	5,900	95
	Partron Co. Ltd.	4,491	95
	Daewoong Pharmaceutical Co. Ltd.	1,411	94
*	SM Entertainment Co.	2,434	94
	CJ O Shopping Co. Ltd.	311	93
	Seah Besteel Corp.	3,350	92
	Kumho Petro chemical Co. Ltd.	1,046	91
*	CJ Korea Express Co. Ltd.	918	89
	Hyosung Corp.	1,749	88
	Korean Reinsurance Co.	8,965	88
	Hanwha Life Insurance Co. Ltd.	14,380	88
*	Hanmi Pharm Co. Ltd.	592	87
	S-1 Corp.	1,520	86
	Lotte Confectionery Co. Ltd.	49	85
	LOTTE Himart Co. Ltd.	1,184	84
	Lotte Food Co. Ltd.	105	84
	Shinsegae Co. Ltd.	381	82
	Mando Corp.	1,061	81
	LG Fashion Corp.	2,820	81
	Hite Jinro Co. Ltd.	2,740	80
	NongShim Co. Ltd.	261	80
*	Osstem Implant Co. Ltd.	2,787	79
	Paradise Co. Ltd.	3,776	78
	GS Home Shopping Inc.	379	78
*	LG Life Sciences Ltd.	1,565	78
	Chong Kun Dang Pharm Corp.	1,395	78
*	CJ E&M Corp.	2,294	78
	Grand Korea Leisure Co. Ltd.	2,480	77
	Woori Investment & Securities Co. Ltd.	7,482	77
	KIWOOM Securities Co. Ltd.	1,254	77
	KEPCO Engineering & Construction Co. Inc.	958	76
*	Seegene Inc.	1,238	74
	SK Networks Co. Ltd.	11,140	74
	Hana Tour Service Inc.	1,130	73
*	LG Innotek Co. Ltd.	895	72
*,^	Taihan Electric Wire Co. Ltd.	29,761	70
	Kolon Industries Inc.	1,501	70
	Hyundai Development Co.	3,350	69
	Seoul Semiconductor Co. Ltd.	2,517	68
	Dongkuk Steel Mill Co. Ltd.	6,470	68
	Hyundai Mipo Dockyard	669	66
	Lotte Chilsung Beverage Co. Ltd.	42	66
	Ahnlab Inc.	1,185	62
	Hyundai Securities Co. Ltd.	8,830	61
*	Ssangyong Motor Co.	10,890	60
	Hyundai Elevator Co. Ltd.	776	57
*	Korean Air Lines Co. Ltd.	1,778	57
	Binggrae Co. Ltd.	454	57
	Able C&C Co. Ltd.	996	54

42

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
*	Doosan Infracore Co. Ltd.	4,540	54
	Samsung Fine Chemicals Co. Ltd.	1,100	53
	Daum Communications Corp.	630	52
	Hanwha Chemical Corp.	3,460	52
	Meritz Fire & Marine Insurance Co. Ltd.	4,620	50
*	Dongbu HiTek Co. Ltd.	9,040	49
	STX Pan Ocean Co. Ltd.	15,030	46
	LIG Insurance Co. Ltd.	2,240	46
*	Hanjin Shipping Holdings Co. Ltd.	10,320	46
	MegaStudy Co. Ltd.	672	46
*	Hanjin Shipping Co. Ltd.	6,025	45
*	Hyundai Merchant Marine Co. Ltd.	3,644	34
	Hyundai Securities Co. Ltd. Prior Pfd.	3,554	22
	Hankook Tire Worldwide Co. Ltd.	1,049	19
*	Dong-A ST Co. Ltd.	138	19
*	Medipost Co. Ltd.	138	11
	Dong-A Socio Holdings Co. Ltd.	81	9
*	Pharmicell Co. Ltd.	960	4
*	RNL BIO Co. Ltd.	2,550	—
*	CNK International Co. Ltd.	78	—
			56,035
Spain (1.0%)
*	Banco Santander SA	895,182	6,465
	Telefonica SA	355,706	5,208
	Banco Bilbao Vizcaya Argentaria SA	477,230	4,646
	Inditex SA	21,797	2,925
	Iberdrola SA	388,181	2,087
*	Repsol SA	85,794	2,011
	Amadeus IT Holding SA	31,543	931
	Abertis Infraestructuras SA	41,516	775
	Gas Natural SDG SA	29,858	625
	Ferrovial SA	32,975	546
*	Grifols SA	11,960	480
	Banco de Sabadell SA	228,017	474
*,^	Banco Espanol de Credito SA	97,553	449
	Red Electrica Corp. SA	8,446	449
*	ACS Actividades de Construccion y Servicios SA	16,913	434
	Enagas SA	15,510	413
	Banco Popular Espanol SA	430,290	335
	Distribuidora Internacional de Alimentacion SA	37,731	292
*	CaixaBank	75,621	280
	Obrascon Huarte Lain SA	7,021	260
	Mapfre SA	68,355	250
	Viscofan SA	4,624	240
	Construcciones y Auxiliar de Ferrocarriles SA	584	231
	Abengoa SA	92,078	225
^	Acerinox SA	18,830	203
	Bankinter SA	54,195	199
	Ebro Foods SA	9,631	198
	Banco Santander SA ADR	26,000	189
	Indra Sistemas SA	13,768	185
	Prosegur Cia de Seguridad SA	26,190	146
^	Bolsas y Mercados Espanoles SA	5,285	143
	Zardoya Otis SA	8,723	122
	Gamesa Corp. Tecnologica SA	29,281	114
	Endesa SA	4,566	104
	Acciona SA	1,341	88
	Corp Financiera Alba SA	1,675	80
	Faes Farma SA	28,572	78
*	Mediaset Espana Comunicacion SA	5,135	40
	Grupo Catalana Occidente SA	1,772	40
	Fomento de Construcciones y Contratas SA	2,553	27
*	NH Hoteles SA	7,489	26
	Tecnicas Reunidas SA	517	25

43

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

		Market
		Value
	Shares	($000)
Melia Hotels International SA	2,951	22
Abengoa SA	5,630	15
		33,075
Sweden (1.1%)
Telefonaktiebolaget LM Ericsson Class B	258,195	3,211
Nordea Bank AB	244,121	2,938
Hennes & Mauritz AB Class B	82,436	2,928
Swedbank AB Class A	91,602	2,256
Volvo AB Class B	132,093	1,831
Svenska Handelsbanken AB Class A	38,540	1,757
Skandinaviska Enskilda Banken AB Class A	148,914	1,532
Sandvik AB	107,175	1,529
Atlas Copco AB Class A	52,230	1,381
Svenska Cellulosa AB Class B	50,828	1,324
TeliaSonera AB	182,588	1,260
Investor AB Class B	38,152	1,131
SKF AB	48,112	1,123
Atlas Copco AB Class B	46,308	1,105
Assa Abloy AB Class B	26,454	1,059
Scania AB Class B	45,312	969
Electrolux AB Class B	31,623	900
Boliden AB	48,153	769
Alfa Laval AB	27,431	605
* Lundin Petroleum AB	22,592	543
Tele2 AB	29,632	508
Swedish Match AB	13,947	484
Hexagon AB Class B	16,816	482
Getinge AB	15,474	467
Skanska AB Class B	25,576	436
Wallenstam AB	27,091	387
Elekta AB Class B	24,829	381
SSAB AB Class B	58,594	376
Hufvudstaden AB Class A	26,208	343
Trelleborg AB Class B	22,507	335
Investment AB Kinnevik	11,653	306
Fabege AB	27,387	297
Castellum AB	19,036	285
NCC AB Class B	11,503	274
Industrivarden AB Class A	12,721	250
Industrivarden AB	11,808	221
Meda AB Class A	14,902	178
Husqvarna AB	30,089	174
Modern Times Group AB Class B	3,926	168
Ratos AB	16,909	163
BillerudKorsnas AB	16,115	160
Securitas AB Class B	16,049	158
SSAB AB Class A	20,338	150
Hoganas AB Class B	2,385	114
Holmen AB	3,229	91
Nibe Industrier AB Class B	5,534	90
AF AB	2,956	81
Kungsleden AB	10,770	76
Hexpol AB	1,302	73
* Betsson AB	2,250	66
AarhusKarlshamn AB	1,221	64
* Hakon Invest AB	1,857	50
Axfood AB	652	29
Lindab International AB	3,531	28
		37,896
Switzerland (3.1%)
Nestle SA	287,721	20,518
Roche Holding AG	62,460	15,636
Novartis AG	207,181	15,337
UBS AG	317,130	5,657

44

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	ABB Ltd.	205,204	4,653
	Credit Suisse Group AG	136,593	3,793
	Zurich Insurance Group AG	12,921	3,611
	Syngenta AG	8,252	3,528
	Cie Financiere Richemont SA	43,445	3,516
	Swiss Re AG	34,321	2,731
	Swatch Group AG (Bearer)	3,411	1,957
	Holcim Ltd.	23,803	1,857
*	Transocean Ltd.	23,754	1,219
	SGS SA	458	1,107
	Geberit AG	3,774	922
	Givaudan SA	703	905
	Swisscom AG	1,922	905
	Julius Baer Group Ltd.	19,508	778
	Schindler Holding AG	4,893	734
	Sonova Holding AG	5,205	567
	Adecco SA	9,741	521
	Actelion Ltd.	8,148	499
	BB Biotech AG	3,625	448
	Kuehne & Nagel International AG	3,791	434
*	Coca-Cola HBC AG	16,852	430
	Swatch Group AG (Registered)	4,185	421
	Lindt & Spruengli AG	9	401
	Aryzta AG	6,172	383
	Partners Group Holding AG	1,444	370
	Baloise Holding AG	3,566	368
	Schindler Holding AG (Registered)	2,421	355
	Swiss Life Holding AG	2,099	333
	PSP Swiss Property AG	3,491	328
	Swiss Prime Site AG	3,930	322
	Allreal Holding AG	2,075	304
	Sulzer AG	1,764	301
	Barry Callebaut AG	277	271
	Helvetia Holding AG	641	269
	Lonza Group AG	3,851	268
	EMS-Chemie Holding AG	903	261
	GAM Holding AG	14,353	254
	Lindt & Spruengli AG	64	248
	Mobimo Holding AG	1,069	240
	Bucher Industries AG	989	239
	Swisscanto CH Real Estate Fund Ifca	1,843	234
*	OC Oerlikon Corp. AG	20,163	233
	Galenica AG	352	231
	Georg Fischer AG	527	230
	Clariant AG	15,224	223
*	Temenos Group AG	9,179	217
*	Dufry AG	1,598	213
	Forbo Holding AG	312	201
	Schroder ImmoPLUS	153	178
	Flughafen Zuerich AG	364	177
	Kaba Holding AG Class B	398	156
	Sika AG	60	145
	Panalpina Welttransport Holding AG	1,420	138
	Pargesa Holding SA	1,930	135
*	Immofonds	302	129
	DKSH Holding AG	1,342	117
	Valiant Holding	1,213	114
	Burckhardt Compression Holding AG	251	103
	Banque Cantonale Vaudoise	177	98
	Logitech International SA	14,375	92
	Straumann Holding AG	697	91
*	Acino Holding AG	874	90
	ams AG	948	88
	Solvalor 61	360	86

45

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	St. Galler Kantonalbank AG	191	84
	Schweiter Technologies AG	125	79
	Kudelski SA	6,259	79
	Basler Kantonalbank	852	77
	Tecan Group AG	810	75
	Nobel Biocare Holding AG	6,490	73
	Rieter Holding AG	403	67
*	Gategroup Holding AG	3,127	61
	Huber & Suhner AG	1,157	57
	Valora Holding AG	249	49
	Belimo Holding AG	16	36
	Vontobel Holding AG	1,092	35
	BKW AG	807	28
	Zehnder Group AG	534	24
*	Solvalor 61 Rights Exp. 05/08/2013	360	2
			102,744
Taiwan (1.5%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,895,000	7,033
	Hon Hai Precision Industry Co. Ltd.	919,438	2,377
	MediaTek Inc.	110,616	1,350
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	67,172	1,282
	Nan Ya Plastics Corp.	609,330	1,216
	Formosa Plastics Corp.	475,840	1,156
	Cathay Financial Holding Co. Ltd.	720,094	970
	Uni-President Enterprises Corp.	489,184	964
	Fubon Financial Holding Co. Ltd.	643,880	921
	China Steel Corp.	1,017,621	898
	Delta Electronics Inc.	184,641	886
	Formosa Chemicals & Fibre Corp.	374,130	877
	Mega Financial Holding Co. Ltd.	1,091,649	843
	Chunghwa Telecom Co. Ltd. ADR	24,716	797
	Chinatrust Financial Holding Co. Ltd.	1,212,216	736
	Chunghwa Telecom Co. Ltd.	219,000	699
	Asustek Computer Inc.	59,169	689
	Advanced Semiconductor Engineering Inc. ADR	149,713	671
	HTC Corp.	62,491	639
	Quanta Computer Inc.	281,450	583
*	Innolux Corp.	843,533	528
	Taiwan Mobile Co. Ltd.	136,800	499
*	AU Optronics Corp. ADR	94,218	456
	Cheng Shin Rubber Industry Co. Ltd.	134,243	455
	United Microelectronics Corp.	1,180,180	452
	Siliconware Precision Industries Co.	359,030	431
	Yuanta Financial Holding Co. Ltd.	843,990	430
	TPK Holding Co. Ltd.	20,958	426
	Highwealth Construction Corp.	183,200	409
	Clevo Co.	209,628	402
	President Chain Store Corp.	63,952	395
	Formosa Petrochemical Corp.	140,140	382
*	Taiwan Business Bank	1,208,371	372
	CTCI Corp.	179,000	358
	Foxconn Technology Co. Ltd.	133,768	353
	Taiwan Cement Corp.	246,210	327
	Lite-On Technology Corp.	176,820	318
*	China Development Financial Holding Corp.	1,123,580	311
	Far Eastern New Century Corp.	284,362	306
	Hotai Motor Co. Ltd.	34,000	304
	Far EasTone Telecommunications Co. Ltd.	123,000	300
	Catcher Technology Co. Ltd.	58,310	296
	First Financial Holding Co. Ltd.	479,114	295
	TSRC Corp.	148,500	294
	Hua Nan Financial Holdings Co. Ltd.	474,561	276
	SinoPac Financial Holdings Co. Ltd.	541,813	272
	WPG Holdings Ltd.	218,000	263

46

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Ruentex Industries Ltd.	108,000	259
	Syncmold Enterprise Corp.	132,000	249
	Asia Cement Corp.	194,257	247
*	AU Optronics Corp.	520,000	245
	Taishin Financial Holding Co. Ltd.	558,519	243
	Wei Chuan Foods Corp.	152,000	237
	Taiwan Cooperative Financial Holding	410,815	236
	Phison Electronics Corp.	29,000	229
*	Pegatron Corp.	138,954	228
	Compal Electronics Inc.	350,323	227
	Powertech Technology Inc.	126,000	226
*	Ta Chong Bank Ltd.	643,000	225
	E.Sun Financial Holding Co. Ltd.	367,086	222
	Synnex Technology International Corp.	129,189	219
	Novatek Microelectronics Corp.	43,025	210
	MStar Semiconductor Inc.	24,522	210
*	China Life Insurance Co. Ltd.	200,848	204
	Chailease Holding Co. Ltd.	65,000	196
	Largan Precision Co. Ltd.	7,020	192
*	Acer Inc.	233,583	189
	Huaku Development Co. Ltd.	65,000	187
	Wistron Corp.	170,866	174
*	Shin Kong Financial Holding Co. Ltd.	541,339	171
	Nan Kang Rubber Tire Co. Ltd.	144,493	171
	Tripod Technology Corp.	73,000	166
	Pou Chen Corp.	140,524	166
	Far Eastern Department Stores Co. Ltd.	180,960	160
	Radiant Opto-Electronics Corp.	39,140	159
	Simplo Technology Co. Ltd.	37,400	159
	Giant Manufacturing Co. Ltd.	24,881	149
	Huang Hsiang Construction Co.	55,000	146
	Advanced Semiconductor Engineering Inc.	155,000	135
	Lung Yen Life Service Corp.	38,000	134
	Transcend Information Inc.	38,000	131
	Inventec Corp.	316,554	127
	Ta Ya Electric Wire & Cable	528,000	126
	Elan Microelectronics Corp.	46,000	122
	Merida Industry Co. Ltd.	20,000	122
	Kenda Rubber Industrial Co. Ltd.	61,000	122
	Realtek Semiconductor Corp.	42,000	121
	Chang Hwa Commercial Bank	209,934	120
	Hiwin Technologies Corp.	16,800	119
	Holtek Semiconductor Inc.	97,000	118
*	Inotera Memories Inc.	295,000	116
	Advantech Co. Ltd.	24,216	116
	Feng Hsin Iron & Steel Co.	63,000	113
	Standard Foods Corp.	33,000	113
	Chipbond Technology Corp.	43,000	110
	Taiwan Secom Co. Ltd.	45,000	109
*	Mosel Vitelic Inc.	456,000	108
	Tung Ho Steel Enterprise Corp.	110,000	107
	Far Eastern International Bank	261,000	107
	Topco Scientific Co. Ltd.	56,000	106
	Richtek Technology Corp.	19,000	105
	Kinsus Interconnect Technology Corp.	30,000	105
	Yulon Motor Co. Ltd.	61,000	105
	China Petrochemical Development Corp.	190,350	103
	Eclat Textile Co. Ltd.	17,000	103
	Teco Electric and Machinery Co. Ltd.	109,000	103
	Great China Metal Industry	86,000	102
	AV Tech Corp.	32,000	101
	Ruentex Development Co. Ltd.	50,000	98
	Chicony Electronics Co. Ltd.	33,270	98
*	Yageo Corp.	306,000	97

47

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Shihlin Electric & Engineering Corp.	78,000	94
	Depo Auto Parts Ind Co. Ltd.	35,000	94
	Taiwan Fertilizer Co. Ltd.	39,000	93
	Eternal Chemical Co. Ltd.	106,000	91
	Waterland Financial Holdings Co. Ltd.	259,130	91
	Greatek Electronics Inc.	112,000	91
	Hermes Microvision Inc.	3,000	91
*	Winbond Electronics Corp.	327,000	91
	Yungtay Engineering Co. Ltd.	38,000	91
*	Wintek Corp.	175,000	90
	China Steel Chemical Corp.	18,000	88
	Oriental Union Chemical Corp.	78,000	86
	Vanguard International Semiconductor Corp.	78,000	85
	Taiwan Glass Industry Corp.	83,354	85
	Unimicron Technology Corp.	80,000	84
	St. Shine Optical Co. Ltd.	4,000	84
	Zhen Ding Technology Holding Ltd.	34,000	83
*	Evergreen Marine Corp. Taiwan Ltd.	142,000	83
	Cheng Loong Corp.	185,000	83
	Taiwan Sogo Shin Kong SEC	65,000	82
	Capital Securities Corp.	232,000	82
	LCY Chemical Corp.	67,000	79
	Chroma ATE Inc.	37,000	79
	King Yuan Electronics Co. Ltd.	111,000	79
	Taichung Commercial Bank	214,000	78
*	King's Town Bank	84,000	77
	Hey Song Corp.	58,000	77
	Great Taipei Gas Co. Ltd.	103,000	76
	Sino-American Silicon Products Inc.	55,000	76
	Epistar Corp.	43,000	76
	National Petroleum Co. Ltd.	74,000	72
	Kerry TJ Logistics Co. Ltd.	51,000	68
*	Walsin Lihwa Corp.	204,000	63
	E Ink Holdings Inc.	79,000	59
	Formosa Taffeta Co. Ltd.	60,000	57
	Genius Electronic Optical Co. Ltd.	8,714	53
	Macronix International	183,432	50
*	Eva Airways Corp.	83,323	46
*	Long Bon International Co. Ltd.	44,000	37
	O-TA Precision Industry Co. Ltd.	37,000	23
*	Tatung Co. Ltd. GDR	621	3
	ENG Electric Co. Ltd.	3,000	3
			48,593
Thailand (0.4%)
	Kasikornbank PCL (Foreign)	85,400	629
	Siam Commercial Bank PCL (Foreign)	86,900	552
	Electricity Generating PCL (Foreign)	105,700	548
*	Advanced Info Service PCL (Local)	58,800	542
	Airports of Thailand PCL (Foreign)	102,800	506
*	PTT PCL	44,800	499
	BEC World PCL (Foreign)	201,800	463
	Advanced Info Service PCL (Foreign)	43,400	405
	Central Pattana PCL	104,400	351
	Siam Cement PCL (Foreign)	20,000	337
*	Thaicom PCL	265,600	311
*	PTT Exploration and Production PCL (Local)	58,600	308
	TMB Bank PCL	3,266,300	308
*	Thai Stanley Electric PCL	35,600	305
*	Regional Container Lines PCL	1,250,100	296
	Siam Makro PCL (Foreign)	12,700	289
	CP ALL PCL (Foreign)	199,300	289
	PTT Exploration & Production PCL (Foreign)	54,481	282
	Shin Corp. PCL	95,696	281
*	Samart Corp. PCL	291,600	279

48

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Krung Thai Bank PCL (Foreign)	326,975	274
	PTT PCL (Foreign)	24,200	270
*	CP ALL PCL (Local)	174,600	262
	PTT Global Chemical PCL	98,515	260
	Thoresen Thai Agencies PCL	374,280	245
	Bangkok Bank PCL (Foreign)	31,598	245
	Thai Oil PCL (Foreign)	103,400	240
	Bank of Ayudhya PCL (Foreign)	208,000	233
*	Bangkok Expressway PCL	160,200	219
	Thai Union Frozen Products PCL (Foreign)	101,220	195
	IRPC PCL (Foreign)	1,079,400	154
*	CalComp Electronics Thailand PCL	1,236,700	152
*	Charoen Pokphand Foods PCL	123,300	133
*	Big C Supercenter PCL	15,300	121
	Charoen Pokphand Foods PCL (Foreign)	100,400	114
*	Siam Commercial Bank PCL (Local)	17,800	113
*	True Corp. PCL	380,700	110
	Thai Airways International PCL (Foreign)	104,374	105
	Bangkok Dusit Medical Services PCL	17,600	98
	Total Access Communication PCL (Foreign)	23,700	91
*	Banpu PCL (Local)	7,600	88
*	Land and Houses PCL	187,400	84
*	TMB Bank PCL	851,700	80
*	Robinson Department Store PCL	28,100	76
*	Precious Shipping PCL	125,400	76
*	PTT Global Chemical PCL	30,200	75
*	Minor International PCL	87,900	74
*	Total Access Communication PCL (Local)	17,600	70
*	Berli Jucker PCL	27,600	70
	Siam City Cement PCL (Foreign)	3,800	62
*	Thai Oil PCL	9,300	21
	Delta Electronics Thai PCL (Foreign)	14,200	20
*	IRPC PCL	129,200	18
*	Thoresen Thai Agencies PCL Warrants Exp. 09/12/2015	69,240	16
*	Thoresen Thai Agencies PCL	13,200	8
			12,252
Turkey (0.3%)
	Turkiye Garanti Bankasi AS	177,214	981
	Akbank TAS	138,391	729
	Haci Omer Sabanci Holding AS (Bearer)	115,074	717
	Turkiye Halk Bankasi AS	64,040	699
*	Turkcell Iletisim Hizmetleri AS	98,262	612
	BIM Birlesik Magazalar AS	9,574	492
	Turkiye Is Bankasi	112,471	435
	Is Gayrimenkul Yatirim Ortakligi AS	402,003	353
	KOC Holding AS	53,803	326
	Aksigorta AS	241,517	305
	Coca-Cola Icecek AS	10,490	293
*	Vestel Elektronik Sanayi ve Ticaret AS	213,843	272
	Anadolu Efes Biracilik Ve Malt Sanayii AS	14,928	248
	Turkiye Vakiflar Bankasi Tao	66,766	239
	Yapi ve Kredi Bankasi AS	73,367	228
	Tupras Turkiye Petrol Rafinerileri AS	8,094	226
*	Turk Hava Yollari	42,344	176
*	Zorlu Enerji Elektrik Uretim AS	199,200	172
	Enka Insaat ve Sanayi AS	44,322	137
	Turk Telekomunikasyon AS	26,366	125
	Arcelik AS	15,365	120
	Ford Otomotiv Sanayi AS	8,126	113
	Eregli Demir ve Celik Fabrikalari TAS	98,279	113
	TAV Havalimanlari Holding AS	12,079	85
*	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	46,015	79
*	Asya Katilim Bankasi AS	57,022	69
	Aygaz AS	12,065	66

49

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

		Market
		Value
	Shares	($000)
Koza Altin Isletmeleri AS	3,153	63
Ulker Biskuvi Sanayi AS	5,664	49
		8,522
United Arab Emirates (0.0%)
Emaar Properties PJSC	251,925	386
DP World Ltd.	15,697	241
First Gulf Bank PJSC	50,215	204
Dubai Investments PJSC	518,285	176
Drake & Scull International	613,771	155
* Islamic Arab Insurance Co.	506,254	87
Arabtec Holding Co.	129,941	75
		1,324
United Kingdom (7.8%)
HSBC Holdings plc	1,638,550	17,946
Vodafone Group plc	4,396,696	13,416
BP plc	1,691,663	12,258
Royal Dutch Shell plc Class A	332,953	11,336
GlaxoSmithKline plc	437,761	11,295
British American Tobacco plc	171,666	9,516
Royal Dutch Shell plc Class B	231,115	8,107
Diageo plc	224,482	6,855
AstraZeneca plc	112,740	5,854
BHP Billiton plc	191,359	5,384
Rio Tinto plc	112,399	5,161
Barclays plc	1,130,570	5,045
BG Group plc	292,270	4,934
SABMiller plc	89,014	4,803
Unilever plc	110,799	4,801
Standard Chartered plc	181,422	4,566
Reckitt Benckiser Group plc	56,117	4,097
National Grid plc	321,089	4,093
Tesco plc	702,886	3,998
Prudential plc	219,860	3,780
Imperial Tobacco Group plc	86,699	3,100
* Lloyds Banking Group plc	3,643,870	3,095
BT Group plc	689,818	2,966
Rolls-Royce Holdings plc	164,168	2,886
Anglo American plc London Shares	116,349	2,845
Centrica plc	452,456	2,610
Xstrata plc	155,960	2,347
Compass Group plc	169,121	2,227
SSE plc	84,245	2,040
^ Glencore International plc	392,901	1,942
ARM Holdings plc	115,727	1,800
WPP plc	106,425	1,759
Reed Elsevier plc	142,980	1,672
BAE Systems plc	282,761	1,652
Tullow Oil plc	96,781	1,509
Experian plc	85,411	1,503
Shire plc	47,201	1,471
Pearson plc	78,572	1,429
Legal & General Group plc	512,845	1,352
Wolseley plc	26,692	1,322
Old Mutual plc	412,161	1,315
Aviva plc	262,421	1,246
Standard Life plc	201,272	1,173
Burberry Group plc	56,051	1,166
British Sky Broadcasting Group plc	88,506	1,160
Next plc	16,682	1,131
Associated British Foods plc	35,035	1,054
Kingfisher plc	202,572	987
IMI plc	49,478	954
Weir Group plc	27,402	940
Land Securities Group plc	68,228	927

50

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Smith & Nephew plc	75,620	866
	Marks & Spencer Group plc	135,517	863
	WM Morrison Supermarkets plc	189,885	862
	British Land Co. plc	87,248	807
	J Sainsbury plc	130,617	774
*	Royal Bank of Scotland Group	156,864	749
	Severn Trent plc	25,720	729
	Capita plc	50,396	707
	Intertek Group plc	13,594	699
	United Utilities Group plc	59,426	685
	InterContinental Hotels Group plc	22,888	676
	Investec plc	95,013	673
	Smiths Group plc	33,062	643
	Aberdeen Asset Management plc	88,664	619
	Randgold Resources Ltd.	7,445	602
	G4S plc	123,543	601
	Fresnillo plc	32,984	596
	Whitbread plc	14,683	584
	Johnson Matthey plc	15,186	573
	Aggreko plc	20,567	570
*	Cairn Energy plc	125,196	562
	Carnival plc	15,389	556
	Meggitt plc	75,573	551
	Tate & Lyle plc	40,881	536
	ITV plc	273,402	535
	GKN plc	123,054	527
	Sage Group plc	100,274	526
	Melrose Industries plc	131,871	500
	Bunzl plc	25,120	500
	Babcock International Group plc	29,078	484
	Hammerson plc	59,673	482
	Resolution Ltd.	114,812	471
	William Hill plc	70,736	469
	RSA Insurance Group plc	268,051	464
	Rexam plc	55,200	443
	Persimmon plc	26,345	443
	Howden Joinery Group plc	112,047	433
	Informa plc	57,460	428
	Petrofac Ltd.	20,112	423
	Mondi plc	31,077	413
*	Barratt Developments plc	85,075	412
	Invensys plc	68,675	411
	Ashtead Group plc	44,857	410
	Bovis Homes Group plc	33,961	405
	SIG plc	158,243	399
	Travis Perkins plc	17,796	397
	Greene King plc	33,392	377
*	Alent plc	71,245	375
	Amlin plc	56,611	373
	Croda International plc	9,623	371
	Antofagasta plc	26,027	365
	Catlin Group Ltd.	44,607	365
	Serco Group plc	37,543	361
	Taylor Wimpey plc	247,826	359
	AMEC plc	22,672	357
	International Personal Finance plc	44,325	352
	Inmarsat plc	31,075	349
	John Wood Group plc	28,848	348
	easyJet plc	19,723	343
	Capital & Counties Properties plc	71,380	342
	Berkeley Group Holdings plc	10,441	339
	Man Group plc	212,903	339
	Cobham plc	86,501	337
	N Brown Group plc	48,664	337

51

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	3i Group plc	63,764	326
	UBM plc	27,705	315
	Schroders plc (Voting Shares)	8,649	314
	Pennon Group plc	29,487	314
	Telecity Group plc	21,691	311
*	International Consolidated Airlines Group SA (London Shares)	72,061	305
	Intermediate Capital Group plc	45,723	301
	Spectris plc	9,119	299
	Close Brothers Group plc	18,314	296
	TalkTalk Telecom Group plc	73,698	287
	Drax Group plc	29,956	286
	Great Portland Estates plc	34,447	285
	Provident Financial plc	10,986	278
	Rotork plc	6,087	275
	Admiral Group plc	13,778	274
	Restaurant Group plc	36,332	272
	Hargreaves Lansdown plc	17,854	272
	Michael Page International plc	45,775	266
	Inchcape plc	32,698	255
	Britvic plc	37,092	254
*	Thomas Cook Group plc	125,598	253
	Ladbrokes plc	83,975	247
	Hikma Pharmaceuticals plc	16,204	246
	Spirax-Sarco Engineering plc	6,007	245
	Halma plc	31,221	243
	DS Smith plc	66,266	241
	Millennium & Copthorne Hotels plc	26,820	236
	Daily Mail & General Trust plc	21,770	233
	Oxford Instruments plc	9,640	231
	Henderson Group plc	89,882	231
	TUI Travel plc	47,149	231
	Victrex plc	9,047	226
	Derwent London plc	6,246	224
	Rentokil Initial plc	151,492	223
*	Ophir Energy plc	35,306	223
	London Stock Exchange Group plc	10,517	219
*	Polyus Gold International Ltd.	68,789	217
	Elementis plc	52,300	215
	Regus plc	83,682	213
	Bellway plc	10,170	213
	Electrocomponents plc	55,859	209
	Domino's Pizza Group plc	20,321	206
	St. James's Place plc	23,884	206
	BBA Aviation plc	52,368	204
	Berendsen plc	16,828	202
*	Dixons Retail plc	366,768	201
	Ultra Electronics Holdings plc	7,724	198
	Beazley plc	55,859	195
	Jupiter Fund Management plc	37,389	192
*	Mitchells & Butlers plc	36,759	191
	WH Smith plc	16,168	186
	Booker Group plc	99,562	184
	Genus plc	8,465	178
	Debenhams plc	136,878	177
	Home Retail Group plc	72,708	176
*	Soco International plc	29,740	175
*	Premier Oil plc	29,921	174
	Hiscox Ltd.	19,561	170
*	Imagination Technologies Group plc	25,120	166
	Pace plc	42,726	165
	Intu Properties plc	30,918	165
	QinetiQ Group plc	55,532	163
	Aveva Group plc	4,651	161
	IG Group Holdings plc	19,010	159

52

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Balfour Beatty plc	46,565	156
	Shaftesbury plc	16,494	156
	Spirent Communications plc	76,600	155
	Senior plc	38,907	154
	Stagecoach Group plc	32,138	154
*	Lonmin plc	36,369	153
	National Express Group plc	51,147	152
	Halfords Group plc	28,183	151
	Segro plc	36,409	151
	Filtrona plc	13,647	150
	Carillion plc	35,427	148
	WS Atkins plc	10,499	147
*	BTG plc	27,393	147
	Cable & Wireless Communications plc	218,670	144
	Hunting plc	11,420	143
	ICAP plc	31,861	143
	Rightmove plc	4,764	142
*	Polymetal International plc	12,844	140
	PZ Cussons plc	21,737	135
*	Genel Energy plc	9,736	135
*	Afren plc	64,439	134
	AZ Electronic Materials SA	29,913	132
	Phoenix Group Holdings	13,366	132
	Firstgroup plc	39,819	131
	Keller Group plc	9,790	131
	Premier Farnell plc	39,658	130
	Dechra Pharmaceuticals plc	11,624	130
	Schroders plc	4,253	122
	Vedanta Resources plc	6,468	122
	Paragon Group of Cos. plc	25,031	122
	Bodycote plc	14,712	119
*	Enterprise Inns plc	77,242	118
	Mitie Group plc	26,792	115
	Hays plc	78,816	115
*	Sports Direct International plc	15,683	114
	Ashmore Group plc	18,246	113
*	EnQuest plc	55,042	110
	Micro Focus International plc	10,392	108
	CSR plc	14,024	108
*	Ocado Group plc	40,622	107
	Jardine Lloyd Thompson Group plc	8,003	106
	Dignity plc	4,847	104
	Vesuvius plc	18,956	103
	Telecom Plus plc	5,033	95
	Domino Printing Sciences plc	9,012	93
	Betfair Group plc	6,895	93
	Lancashire Holdings Ltd.	7,012	92
	Fenner plc	16,563	91
	Moneysupermarket.com Group plc	28,618	89
	Morgan Advanced Materials plc	21,868	89
	APR Energy plc	6,895	89
	888 Holdings plc	33,538	89
	Unite Group plc	16,236	88
	Playtech Ltd.	9,126	87
	De La Rue plc	5,982	87
*	SVG Capital plc	13,957	86
	Eurasian Natural Resources Corp. plc	19,087	82
	F&C Commercial Property Trust Ltd.	48,866	82
	RPC Group plc	13,174	81
*	Mothercare plc	16,476	81
	Kier Group plc	4,419	80
	Hochschild Mining plc	20,486	80
	Rathbone Brothers plc	3,503	80
	Fidessa Group plc	2,750	77

53

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Laird plc	22,705	77
	Bwin.Party Digital Entertainment plc	36,430	76
	Darty plc	98,754	75
	Kcom Group plc	57,194	75
	Computacenter plc	10,452	73
	Diploma plc	8,180	73
*	Salamander Energy plc	24,222	69
	Chemring Group plc	16,079	68
	Xchanging plc	32,346	67
	Dunelm Group plc	5,076	67
	Kazakhmys plc	12,075	66
	Tullett Prebon plc	16,772	64
	Renishaw plc	2,462	63
	Evraz plc	25,691	62
	Cape plc	13,478	62
	Savills plc	6,704	61
*	JKX Oil & Gas plc	57,298	60
	Lamprell plc	26,586	60
	Sthree plc	11,213	58
	ITE Group plc	13,800	56
*	Colt Group SA	31,406	56
*	Heritage Oil plc	22,404	56
	RPS Group plc	14,234	55
	Homeserve plc	16,928	55
	SDL plc	9,382	53
	Spirit Pub Co. plc	46,178	47
*	Centamin plc	70,824	46
*	Essar Energy plc	20,122	45
*	Premier Foods plc	37,732	43
	Severfield-Rowen plc	69,430	43
	Petropavlovsk plc	14,310	32
	Cranswick plc	1,787	29
	Synthomer plc	8,538	27
*	Bumi plc	5,875	24
			257,506
United States (46.6%)
	Apple Inc.	83,372	36,913
	Exxon Mobil Corp.	398,269	35,442
	Microsoft Corp.	670,519	22,194
	Chevron Corp.	172,836	21,088
	Johnson & Johnson	243,301	20,737
	General Electric Co.	921,008	20,529
	International Business Machines Corp.	98,942	20,040
*	Google Inc. Class A	23,557	19,424
	Procter & Gamble Co.	243,386	18,685
	Pfizer Inc.	639,234	18,583
	AT&T Inc.	488,640	18,304
	Wells Fargo & Co.	468,608	17,798
	JPMorgan Chase & Co.	338,272	16,579
	Coca-Cola Co.	382,254	16,181
	Philip Morris International Inc.	146,523	14,006
	Verizon Communications Inc.	250,704	13,515
	Merck & Co. Inc.	267,707	12,582
	Citigroup Inc.	260,220	12,142
	Bank of America Corp.	954,510	11,750
	Wal-Mart Stores Inc.	150,710	11,713
	PepsiCo Inc.	138,909	11,456
	Intel Corp.	437,898	10,488
	Oracle Corp.	319,938	10,488
	Walt Disney Co.	161,281	10,135
	Cisco Systems Inc.	470,789	9,849
	Home Depot Inc.	133,730	9,809
*	Berkshire Hathaway Inc. Class B	91,454	9,723
	QUALCOMM Inc.	152,319	9,386

54

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	McDonald's Corp.	88,989	9,089
	Schlumberger Ltd.	116,254	8,653
*	Amazon.com Inc.	32,618	8,279
	Visa Inc. Class A	47,395	7,984
	Comcast Corp. Class A	185,087	7,644
	United Technologies Corp.	80,918	7,387
*	Berkshire Hathaway Inc. Class A	46	7,314
	Amgen Inc.	68,930	7,183
*	Gilead Sciences Inc.	133,116	6,741
	ConocoPhillips	107,838	6,519
	Altria Group Inc.	177,336	6,475
	3M Co.	61,602	6,450
	Occidental Petroleum Corp.	71,056	6,342
	AbbVie Inc.	137,686	6,340
	CVS Caremark Corp.	107,496	6,254
	Union Pacific Corp.	41,449	6,133
	American Express Co.	88,033	6,022
	Bristol-Myers Squibb Co.	146,226	5,808
	Goldman Sachs Group Inc.	38,912	5,684
*	eBay Inc.	105,700	5,538
	US Bancorp	166,346	5,536
	United Parcel Service Inc. Class B	63,843	5,480
	Boeing Co.	59,818	5,468
	UnitedHealth Group Inc.	90,524	5,425
*	American International Group Inc.	129,517	5,365
	Colgate-Palmolive Co.	44,164	5,274
	Mastercard Inc. Class A	9,379	5,186
	Abbott Laboratories	137,686	5,083
	Eli Lilly & Co.	91,307	5,057
	Honeywell International Inc.	68,446	5,034
	Monsanto Co.	46,692	4,988
	Time Warner Inc.	83,206	4,974
	Mondelez International Inc. Class A	155,544	4,892
	Simon Property Group Inc.	27,241	4,851
	Caterpillar Inc.	56,953	4,822
*	Biogen Idec Inc.	21,865	4,787
	Duke Energy Corp.	62,022	4,664
*	Celgene Corp.	38,934	4,597
	Accenture plc Class A	56,228	4,579
	Ford Motor Co.	331,407	4,544
	EI du Pont de Nemours & Co.	82,722	4,509
*	Express Scripts Holding Co.	75,618	4,489
	Costco Wholesale Corp.	40,232	4,362
	News Corp. Class A	137,583	4,261
	Target Corp.	59,697	4,212
	Medtronic Inc.	88,406	4,127
	Walgreen Co.	83,052	4,112
*	EMC Corp.	179,130	4,018
*	Facebook Inc. Class A	144,026	3,998
	Anadarko Petroleum Corp.	46,080	3,906
	Starbucks Corp.	63,196	3,845
	Lowe's Cos. Inc.	98,539	3,786
	Kimberly-Clark Corp.	35,924	3,707
	Southern Co.	76,260	3,678
	Baxter International Inc.	52,134	3,643
	Halliburton Co.	84,334	3,607
	Emerson Electric Co.	64,463	3,578
	Texas Instruments Inc.	98,632	3,571
	Hewlett-Packard Co.	171,977	3,543
	Dow Chemical Co.	101,432	3,440
	Allergan Inc.	29,746	3,378
	Phillips 66	55,225	3,366
*	DIRECTV	57,463	3,250
	NIKE Inc. Class B	50,342	3,202

55

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Automatic Data Processing Inc.	47,486	3,198
	Deere & Co.	35,319	3,154
	Danaher Corp.	51,460	3,136
	PNC Financial Services Group Inc.	45,959	3,120
	Morgan Stanley	137,916	3,055
	NextEra Energy Inc.	36,931	3,029
	MetLife Inc.	77,060	3,005
	TJX Cos. Inc.	61,501	2,999
	Dominion Resources Inc.	48,004	2,961
	Praxair Inc.	25,607	2,927
*	priceline.com Inc.	4,187	2,914
	Bank of New York Mellon Corp.	102,124	2,882
	EOG Resources Inc.	23,773	2,880
	BlackRock Inc.	10,723	2,858
	Travelers Cos. Inc.	33,269	2,841
	American Tower Corporation	33,804	2,839
	Thermo Fisher Scientific Inc.	34,936	2,819
	Viacom Inc. Class B	43,965	2,813
	Exelon Corp.	74,667	2,801
	Precision Castparts Corp.	14,593	2,791
	Yum! Brands Inc.	40,539	2,762
	General Mills Inc.	54,591	2,752
	Lockheed Martin Corp.	27,288	2,704
	ACE Ltd.	29,841	2,660
	Covidien plc	41,659	2,660
	CBS Corp. Class B	57,408	2,628
	Apache Corp.	35,010	2,587
	Capital One Financial Corp.	44,479	2,570
	Kraft Foods Group Inc.	49,648	2,556
	Freeport-McMoRan Copper & Gold Inc.	82,544	2,512
*	Yahoo! Inc.	100,748	2,491
	General Dynamics Corp.	33,162	2,453
	CSX Corp.	99,427	2,445
	Prudential Financial Inc.	40,451	2,444
	Time Warner Cable Inc.	26,022	2,443
	National Oilwell Varco Inc.	37,120	2,421
	Norfolk Southern Corp.	31,253	2,420
	Williams Cos. Inc.	63,270	2,412
	Eaton Corp. plc	38,975	2,393
	Marathon Petroleum Corp.	30,068	2,356
	FedEx Corp.	24,935	2,344
	State Street Corp.	39,851	2,330
	Illinois Tool Works Inc.	34,690	2,240
*	Salesforce.com Inc.	52,928	2,176
	Kinder Morgan Inc.	55,397	2,166
*	General Motors Co.	69,147	2,132
	Aflac Inc.	38,796	2,112
	Johnson Controls Inc.	60,225	2,108
	LyondellBasell Industries NV Class A	34,576	2,099
*	Intuitive Surgical Inc.	4,258	2,096
	McKesson Corp.	19,641	2,078
	Comcast Corp.	52,771	2,073
	CenturyLink Inc.	54,970	2,065
	American Electric Power Co. Inc.	40,108	2,063
	Cigna Corp.	31,137	2,060
	Las Vegas Sands Corp.	36,394	2,047
	HJ Heinz Co.	28,140	2,038
	Devon Energy Corp.	36,780	2,025
	Allstate Corp.	40,896	2,015
	Spectra Energy Corp.	63,867	2,014
	Marathon Oil Corp.	61,548	2,011
	HCP Inc.	37,701	2,009
	Public Storage	12,055	1,989
	Dell Inc.	147,452	1,976

56

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	WellPoint Inc.	27,005	1,969
	Cummins Inc.	18,503	1,969
*	Crown Castle International Corp.	25,539	1,966
	Ventas Inc.	24,494	1,950
	Northrop Grumman Corp.	25,714	1,948
	Chubb Corp.	22,087	1,945
*	Cognizant Technology Solutions Corp. Class A	29,936	1,940
*	Adobe Systems Inc.	42,893	1,934
	Discover Financial Services	44,047	1,927
	PACCAR Inc.	38,660	1,924
	Corning Inc.	132,634	1,923
	Valero Energy Corp.	47,561	1,918
	Raytheon Co.	30,823	1,892
	Archer-Daniels-Midland Co.	55,688	1,890
	Hess Corp.	25,649	1,851
	Ecolab Inc.	21,593	1,827
	Franklin Resources Inc.	11,794	1,824
	International Paper Co.	38,690	1,818
	BB&T Corp.	58,739	1,807
	PG&E Corp.	37,002	1,792
	Coach Inc.	30,410	1,790
	PPG Industries Inc.	12,020	1,769
	Charles Schwab Corp.	103,986	1,764
*	Sprint Nextel Corp.	247,638	1,746
	Marsh & McLennan Cos. Inc.	45,681	1,736
	VF Corp.	9,637	1,718
	Macy's Inc.	38,438	1,714
	Sysco Corp.	49,143	1,713
	Noble Energy Inc.	15,064	1,707
*	AutoZone Inc.	4,149	1,697
	Baker Hughes Inc.	37,302	1,693
	Ingersoll-Rand plc	31,202	1,679
	Sempra Energy	20,245	1,677
*	Alexion Pharmaceuticals Inc.	17,045	1,670
	Mosaic Co.	26,994	1,663
	Broadcom Corp. Class A	46,005	1,656
	FirstEnergy Corp.	35,361	1,648
	CME Group Inc.	26,912	1,638
	Health Care REIT Inc.	21,845	1,638
	PPL Corp.	48,670	1,625
	Prologis Inc.	38,710	1,624
	Xcel Energy Inc.	50,639	1,610
	Waste Management Inc.	39,022	1,599
	Equity Residential	27,444	1,593
	Aetna Inc.	27,737	1,593
	Stryker Corp.	24,204	1,587
	Aon plc	26,293	1,587
	Loews Corp.	35,187	1,572
	Public Service Enterprise Group Inc.	42,890	1,570
	Consolidated Edison Inc.	24,502	1,560
*	Vertex Pharmaceuticals Inc.	20,299	1,559
	T. Rowe Price Group Inc.	21,508	1,559
	TE Connectivity Ltd.	35,796	1,559
	Air Products & Chemicals Inc.	17,870	1,554
	News Corp. Class B	49,739	1,548
	Applied Materials Inc.	105,282	1,528
	Becton Dickinson and Co.	16,147	1,523
	Western Digital Corp.	27,146	1,501
	Kroger Co.	43,346	1,490
	SunTrust Banks Inc.	50,726	1,484
	St. Jude Medical Inc.	35,912	1,480
	Edison International	27,477	1,478
*	FMC Technologies Inc.	26,802	1,455
*	NetApp Inc.	41,334	1,442

57

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Wynn Resorts Ltd.	10,491	1,440
*	SanDisk Corp.	27,415	1,438
	Intuit Inc.	23,880	1,424
*	Regeneron Pharmaceuticals Inc.	6,600	1,420
	Hartford Financial Services Group Inc.	49,974	1,404
*	CarMax Inc.	30,474	1,403
	Agilent Technologies Inc.	33,845	1,403
*	LinkedIn Corp. Class A	7,300	1,402
	Newmont Mining Corp.	43,134	1,398
	Weyerhaeuser Co.	45,795	1,397
	Lorillard Inc.	32,442	1,391
	Pioneer Natural Resources Co.	11,319	1,384
	Boston Properties Inc.	12,635	1,383
*	Symantec Corp.	56,612	1,376
	Mattel Inc.	30,104	1,375
*	Bed Bath & Beyond Inc.	19,900	1,369
	CenterPoint Energy Inc.	55,471	1,369
	Seagate Technology plc	37,183	1,365
*	Dollar General Corp.	25,981	1,353
*	Citrix Systems Inc.	21,742	1,352
	Mead Johnson Nutrition Co.	16,552	1,342
	Kellogg Co.	20,596	1,340
	CF Industries Holdings Inc.	7,163	1,336
	Estee Lauder Cos. Inc. Class A	19,100	1,325
	Fifth Third Bancorp	77,614	1,322
	Stanley Black & Decker Inc.	17,642	1,320
	Omnicom Group Inc.	22,046	1,318
	Annaly Capital Management Inc.	82,350	1,313
	AvalonBay Communities Inc.	9,846	1,310
	Motorola Solutions Inc.	22,810	1,305
	WW Grainger Inc.	5,292	1,304
	Tyco International Ltd.	40,530	1,302
	Whole Foods Market Inc.	14,714	1,300
	NiSource Inc.	42,166	1,296
	Rockwell Automation Inc.	15,270	1,295
	Ameriprise Financial Inc.	17,357	1,294
*	Forest Laboratories Inc.	34,441	1,288
	Reynolds American Inc.	27,157	1,288
	Beam Inc.	19,900	1,288
	Vornado Realty Trust	14,698	1,287
	Cardinal Health Inc.	28,765	1,272
	Sherwin-Williams Co.	6,903	1,264
*	Cerner Corp.	13,053	1,263
	McGraw-Hill Cos. Inc.	23,127	1,251
*	Liberty Media Corp. Class A	10,787	1,239
	Principal Financial Group Inc.	34,225	1,236
	ConAgra Foods Inc.	34,856	1,233
	Carnival Corp.	35,540	1,226
	Limited Brands Inc.	24,254	1,223
	Noble Corp.	32,560	1,221
*	Cameron International Corp.	19,751	1,216
	Nucor Corp.	27,785	1,212
	Kohl's Corp.	25,712	1,210
*	BorgWarner Inc.	15,434	1,206
	Hershey Co.	13,359	1,191
	AES Corp.	85,786	1,189
	Invesco Ltd.	37,448	1,189
	Progressive Corp.	46,917	1,187
*	Actavis Inc.	11,156	1,180
	Chesapeake Energy Corp.	60,164	1,176
	Ensco plc Class A	20,284	1,170
	Parker Hannifin Corp.	13,111	1,161
*	Concho Resources Inc.	13,472	1,160
	Ross Stores Inc.	17,472	1,154

58

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	SLM Corp.	55,739	1,151
	Lincoln National Corp.	33,822	1,150
*	Southwestern Energy Co.	30,652	1,147
*	Netflix Inc.	5,307	1,147
	Cabot Oil & Gas Corp.	16,800	1,143
	Analog Devices Inc.	25,821	1,136
	Northeast Utilities	24,804	1,124
	Starwood Hotels & Resorts Worldwide Inc.	17,340	1,119
	Zimmer Holdings Inc.	14,632	1,119
*	Life Technologies Corp.	15,141	1,116
	American Capital Agency Corp.	33,194	1,106
	Marriott International Inc. Class A	25,638	1,104
	Moody's Corp.	18,140	1,104
	Northern Trust Corp.	20,321	1,096
*	Autodesk Inc.	27,779	1,094
*	DaVita HealthCare Partners Inc.	9,193	1,091
	Harley-Davidson Inc.	19,808	1,083
	Tiffany & Co.	14,661	1,080
	KeyCorp	108,077	1,078
	Entergy Corp.	15,061	1,073
	Nordstrom Inc.	18,900	1,070
	Amphenol Corp. Class A	14,067	1,062
	Virgin Media Inc.	21,770	1,062
	DTE Energy Co.	14,512	1,058
*	Juniper Networks Inc.	63,774	1,055
	Fastenal Co.	21,497	1,054
	AmerisourceBergen Corp. Class A	19,412	1,051
	Fidelity National Information Services Inc.	24,878	1,046
*	LKQ Corp.	43,300	1,043
*	Green Mountain Coffee Roasters Inc.	18,120	1,040
	General Growth Properties Inc.	45,643	1,037
	Host Hotels & Resorts Inc.	56,606	1,034
	Roper Industries Inc.	8,629	1,032
*	Fiserv Inc.	11,256	1,026
	Kansas City Southern	9,385	1,024
*	IntercontinentalExchange Inc.	6,256	1,019
	Gap Inc.	26,809	1,018
*	Illumina Inc.	15,741	1,018
*	Discovery Communications Inc. Class A	12,841	1,012
*	Mylan Inc.	34,639	1,008
	Paychex Inc.	27,620	1,006
	Dover Corp.	14,202	980
	Genuine Parts Co.	12,834	980
*	O'Reilly Automotive Inc.	8,926	958
*	Jacobs Engineering Group Inc.	18,929	956
	M&T Bank Corp.	9,500	952
	Range Resources Corp.	12,846	944
	Clorox Co.	10,947	944
	Leucadia National Corp.	30,423	940
	Ralph Lauren Corp. Class A	5,159	937
	HollyFrontier Corp.	18,800	930
*	Liberty Interactive Corp. Class A	43,566	928
	Safeway Inc.	41,088	925
	Comerica Inc.	25,515	925
	ONEOK Inc.	18,006	925
	Western Union Co.	62,141	920
	Regions Financial Corp.	108,354	920
	Avon Products Inc.	39,625	918
	Humana Inc.	12,277	910
*	Weatherford International Ltd.	71,103	909
*	Hanesbrands Inc.	18,100	908
	JM Smucker Co.	8,781	906
	Delphi Automotive plc	19,600	906
*	Equinix Inc.	4,227	905

59

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
*	Liberty Global Inc.	13,357	904
	Republic Services Inc. Class A	26,278	896
	EQT Corp.	11,808	887
*	Chipotle Mexican Grill Inc. Class A	2,437	885
	Wisconsin Energy Corp.	19,557	879
*	Edwards Lifesciences Corp.	13,750	877
	Xilinx Inc.	23,097	876
	Pentair Ltd.	16,093	875
*	Micron Technology Inc.	92,522	872
	Best Buy Co. Inc.	33,472	870
	Murphy Oil Corp.	13,995	869
*	Dollar Tree Inc.	18,268	869
	Cooper Cos. Inc.	7,795	861
	Celanese Corp. Class A	17,341	857
	Altera Corp.	26,723	855
*	Hertz Global Holdings Inc.	35,421	853
	Coca-Cola Enterprises Inc.	23,240	851
	TECO Energy Inc.	44,389	849
	Staples Inc.	63,901	846
	Darden Restaurants Inc.	16,341	844
	Dr Pepper Snapple Group Inc.	17,173	839
*	BMC Software Inc.	18,425	838
*	SBA Communications Corp. Class A	10,534	832
	HCA Holdings Inc.	20,600	822
*	Michael Kors Holdings Ltd.	14,400	820
	Kimco Realty Corp.	34,226	814
	Vulcan Materials Co.	16,260	811
	Macerich Co.	11,521	807
	ADT Corp.	18,471	806
	Perrigo Co.	6,739	805
*	F5 Networks Inc.	10,476	801
	Sigma-Aldrich Corp.	10,157	799
	Eastman Chemical Co.	11,944	796
	Alcoa Inc.	93,518	795
	Bunge Ltd.	11,002	794
	XL Group plc Class A	25,351	789
	Sirius XM Radio Inc.	242,768	789
	Xerox Corp.	91,896	788
	CA Inc.	29,050	783
	Fluor Corp.	13,705	781
	Brown & Brown Inc.	24,971	774
	DISH Network Corp. Class A	19,710	772
*	Stericycle Inc.	7,131	772
	Autoliv Inc.	10,098	772
	NRG Energy Inc.	27,632	770
*	VMware Inc. Class A	10,904	769
	Realty Income Corp.	15,075	768
*	Boston Scientific Corp.	102,515	768
*	Liberty Global Inc. Class A	10,609	768
	Brown-Forman Corp. Class B	10,864	766
	Joy Global Inc.	13,535	765
	AMETEK Inc.	18,756	764
	Legg Mason Inc.	23,868	760
	NVIDIA Corp.	55,148	759
	Abercrombie & Fitch Co.	15,240	755
*	Alliance Data Systems Corp.	4,378	752
	CH Robinson Worldwide Inc.	12,636	750
	Ameren Corp.	20,667	749
	NYSE Euronext	19,302	749
	Expedia Inc.	13,368	746
	Quest Diagnostics Inc.	13,174	742
	Patterson Cos. Inc.	19,426	737
	Plum Creek Timber Co. Inc.	14,283	736
	Tesoro Corp.	13,700	732

60

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	KLA-Tencor Corp.	13,292	721
	Robert Half International Inc.	21,870	718
*	Electronic Arts Inc.	40,664	716
	Maxim Integrated Products Inc.	22,836	706
*	Henry Schein Inc.	7,791	704
	CONSOL Energy Inc.	20,921	704
*	Delta Air Lines Inc.	40,965	702
	Rayonier Inc.	11,800	701
	Alliant Techsystems Inc.	9,419	700
	Southwest Airlines Co.	51,115	700
	CBL & Associates Properties Inc.	28,800	695
	Eaton Vance Corp.	17,300	690
*	Laboratory Corp. of America Holdings	7,351	686
	SL Green Realty Corp.	7,559	686
*	Teradata Corp.	13,336	681
*	Red Hat Inc.	14,150	678
	New York Community Bancorp Inc.	49,554	671
	Whirlpool Corp.	5,855	669
	CMS Energy Corp.	22,348	669
	Flowserve Corp.	4,222	668
	PVH Corp.	5,783	667
	PerkinElmer Inc.	21,762	667
	Newell Rubbermaid Inc.	25,302	666
	Church & Dwight Co. Inc.	10,400	664
	Rockwell Collins Inc.	10,558	664
	Kilroy Realty Corp.	11,700	662
*	TripAdvisor Inc.	12,568	661
	Digital Realty Trust Inc.	9,321	657
*	CIT Group Inc.	15,400	655
	Campbell Soup Co.	14,063	653
*	JetBlue Airways Corp.	94,500	651
	McCormick & Co. Inc.	9,042	650
*	Waters Corp.	7,025	649
	Iron Mountain Inc.	17,092	647
*	Verisk Analytics Inc. Class A	10,500	644
*	Monster Beverage Corp.	11,400	643
*	Calpine Corp.	29,484	641
	Unum Group	22,903	639
	Federal Realty Investment Trust	5,450	638
*	Affiliated Managers Group Inc.	4,083	636
	Hillshire Brands Co.	17,673	635
*	IHS Inc. Class A	6,500	633
*	CareFusion Corp.	18,858	631
	FMC Corp.	10,300	625
*	Polycom Inc.	59,300	623
	CR Bard Inc.	6,229	619
*	Charter Communications Inc. Class A	6,100	615
	Everest Re Group Ltd.	4,546	614
	Wyndham Worldwide Corp.	10,198	613
*	Cobalt International Energy Inc.	21,900	612
*	Constellation Brands Inc. Class A	12,347	609
*	Lululemon Athletica Inc.	8,000	609
	Linear Technology Corp.	16,587	605
	Fidelity National Financial Inc. Class A	22,500	604
*	Tempur-Pedic International Inc.	12,400	601
	Molson Coors Brewing Co. Class B	11,654	601
	Expeditors International of Washington Inc.	16,695	600
*	United Continental Holdings Inc.	18,500	598
	Leggett & Platt Inc.	18,457	595
*	ANSYS Inc.	7,355	595
	Medical Properties Trust Inc.	36,900	594
*	Lam Research Corp.	12,811	592
	Avago Technologies Ltd. Class A	18,500	591
	Pinnacle West Capital Corp.	9,640	587

61

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Activision Blizzard Inc.	39,265	587
	EastGroup Properties Inc.	9,300	587
	Cincinnati Financial Corp.	11,971	585
*	PulteGroup Inc.	27,596	579
	H&R Block Inc.	20,875	579
*	VeriSign Inc.	12,566	579
	Lennar Corp. Class A	14,043	579
	Vectren Corp.	15,300	575
	MGE Energy Inc.	10,200	570
*	Trimble Navigation Ltd.	19,800	569
	Sun Communities Inc.	11,100	568
*	Varian Medical Systems Inc.	8,690	566
*	BioMarin Pharmaceutical Inc.	8,600	564
	Acadia Realty Trust	19,700	562
*	Akamai Technologies Inc.	12,802	562
*	Gartner Inc.	9,700	561
	Rock Tenn Co. Class A	5,600	561
	Extra Space Storage Inc.	12,800	558
	Equifax Inc.	9,097	557
	Corporate Office Properties Trust	19,200	557
	L-3 Communications Holdings Inc.	6,843	556
	PetSmart Inc.	8,078	551
	Pall Corp.	8,260	551
	Computer Sciences Corp.	11,690	548
*	Armstrong World Industries Inc.	10,720	547
	DR Horton Inc.	20,890	545
	Masco Corp.	27,987	544
	Microchip Technology Inc.	14,930	544
	TransDigm Group Inc.	3,700	543
	Redwood Trust Inc.	23,700	541
	Oceaneering International Inc.	7,700	540
	LTC Properties Inc.	11,600	539
	SCANA Corp.	9,927	538
	Mack-Cali Realty Corp.	19,300	536
*	Hilltop Holdings Inc.	39,900	534
	Glimcher Realty Trust	42,400	532
	Coventry Health Care Inc.	10,723	531
*	CBRE Group Inc. Class A	21,698	526
	Cintas Corp.	11,677	524
	ResMed Inc.	10,900	523
	Core Laboratories NV	3,600	521
*	Jarden Corp.	11,550	520
	Tyson Foods Inc. Class A	21,098	520
	MDU Resources Group Inc.	20,776	518
	Camden Property Trust	7,148	517
	Cimarex Energy Co.	7,041	515
	American Water Works Co. Inc.	12,300	515
*	B/E Aerospace Inc.	8,200	514
	Empire District Electric Co.	22,100	510
	Post Properties Inc.	10,300	509
	BGC Partners Inc. Class A	89,000	509
*	Lumber Liquidators Holdings Inc.	6,200	508
*	Denbury Resources Inc.	28,326	507
	Willis Group Holdings plc	12,761	506
*	NVR Inc.	491	506
	Ashland Inc.	5,929	505
*	TRW Automotive Holdings Corp.	8,400	505
*	TIBCO Software Inc.	25,900	503
	Washington REIT	17,600	503
*	Onyx Pharmaceuticals Inc.	5,300	502
	OGE Energy Corp.	6,900	500
	Textron Inc.	19,375	499
*	Cree Inc.	8,715	493
	Geo Group Inc.	13,132	492

62

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
*	Plains Exploration & Production Co.	10,866	491
	Amdocs Ltd.	13,738	490
	Hubbell Inc. Class B	5,100	489
	Apartment Investment & Management Co. Class A	15,700	488
	American Equity Investment Life Holding Co.	32,000	488
	Interpublic Group of Cos. Inc.	34,907	483
	Essex Property Trust Inc.	3,071	482
	Valspar Corp.	7,542	481
	Torchmark Corp.	7,750	481
*	Informatica Corp.	14,600	481
*	Cheniere Energy Inc.	16,700	476
	Family Dollar Stores Inc.	7,743	475
	Ramco-Gershenson Properties Trust	27,000	472
	Peabody Energy Corp.	23,372	469
*	Crown Holdings Inc.	10,941	467
	Lear Corp.	8,071	466
	MeadWestvaco Corp.	13,513	466
	Ball Corp.	10,560	466
*	Mettler-Toledo International Inc.	2,224	465
	PartnerRe Ltd.	4,924	465
	Taubman Centers Inc.	5,413	463
*	Rackspace Hosting Inc.	9,600	463
*	Discovery Communications Inc.	6,503	461
	Service Corp. International	27,300	461
*	Apollo Group Inc. Class A	24,975	459
	Snap-on Inc.	5,300	457
*	Arch Capital Group Ltd.	8,600	456
	Marvell Technology Group Ltd.	42,379	456
*	Synopsys Inc.	12,819	456
*	Alleghany Corp.	1,156	455
	Windstream Corp.	53,196	453
*	Mohawk Industries Inc.	4,080	452
	Helmerich & Payne Inc.	7,700	451
	Senior Housing Properties Trust	15,859	451
	Tractor Supply Co.	4,200	450
	JB Hunt Transport Services Inc.	6,329	450
	Westamerica Bancorporation	10,300	447
*	Navigators Group Inc.	7,700	446
	Chicago Bridge & Iron Co. NV	8,210	442
	West Pharmaceutical Services Inc.	6,900	441
	Axis Capital Holdings Ltd.	9,862	440
*	FleetCor Technologies Inc.	5,721	440
	Nielsen Holdings NV	12,700	440
*	Fortune Brands Home & Security Inc.	12,050	438
	Southern Copper Corp.	13,069	436
	Tompkins Financial Corp.	10,400	435
	Pepco Holdings Inc.	19,195	434
*	WR Grace & Co.	5,600	432
*	eHealth Inc.	20,600	431
	Inland Real Estate Corp.	38,075	431
*	Ulta Salon Cosmetics & Fragrance Inc.	4,900	429
	Universal Health Services Inc. Class B	6,428	428
	Advance Auto Parts Inc.	5,100	428
	Regency Centers Corp.	7,586	427
	Liberty Property Trust	9,896	425
*	Markel Corp.	792	425
	Teleflex Inc.	5,400	422
	Energizer Holdings Inc.	4,360	421
	Signet Jewelers Ltd.	6,100	419
	Universal Health Realty Income Trust	7,800	419
	Hasbro Inc.	8,829	418
	DENTSPLY International Inc.	9,855	417
	Duke Realty Corp.	23,652	417
*	Concur Technologies Inc.	5,700	417

63

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Saul Centers Inc.	9,300	417
*	Oshkosh Corp.	10,600	416
	Alliant Energy Corp.	7,777	416
*	Hologic Inc.	20,400	416
	Huntington Bancshares Inc.	57,951	416
	Investors Real Estate Trust	42,700	415
	International Flavors & Fragrances Inc.	5,372	415
	Polaris Industries Inc.	4,800	414
*	JC Penney Co. Inc.	25,034	411
	Invesco Mortgage Capital Inc.	19,200	411
	Albemarle Corp.	6,700	410
	UDR Inc.	16,600	408
	Hormel Foods Corp.	9,875	408
	Hudson City Bancorp Inc.	48,791	405
	Scripps Networks Interactive Inc. Class A	6,065	404
	Omnicare Inc.	9,208	403
*	Ocwen Financial Corp.	10,900	399
	International Game Technology	23,505	398
	Capstead Mortgage Corp.	30,000	398
*	Riverbed Technology Inc.	26,800	398
	Portland General Electric Co.	12,300	397
*	Whiting Petroleum Corp.	8,900	396
*	tw telecom inc Class A	14,600	395
*	Pharmacyclics Inc.	4,800	391
	Alexandria Real Estate Equities Inc.	5,371	391
*	Texas Industries Inc.	6,100	388
	Foot Locker Inc.	11,133	388
	Integrys Energy Group Inc.	6,300	388
	Starwood Property Trust Inc.	14,105	388
	Towers Watson & Co. Class A	5,300	386
	Packaging Corp. of America	8,100	385
	AO Smith Corp.	5,100	385
*	Owens Corning	9,100	383
	Questar Corp.	15,025	381
	Harris Corp.	8,238	381
	Airgas Inc.	3,937	381
*	NCR Corp.	13,914	379
	Raymond James Financial Inc.	9,100	377
	Safety Insurance Group Inc.	7,587	377
	Xylem Inc.	13,535	376
*	Dean Foods Co.	19,600	375
*	Isis Pharmaceuticals Inc.	16,700	374
	Garmin Ltd.	10,636	373
*	Louisiana-Pacific Corp.	20,500	371
*	MGM Resorts International	26,302	371
*	Nuance Communications Inc.	19,500	371
	National Retail Properties Inc.	9,305	369
	Royal Caribbean Cruises Ltd.	10,107	369
	Toro Co.	8,200	369
	IDACORP Inc.	7,500	369
*	Quanta Services Inc.	13,400	368
	Jack Henry & Associates Inc.	7,900	367
*	Flextronics International Ltd.	51,225	366
	Minerals Technologies Inc.	9,000	366
*	Skyworks Solutions Inc.	16,500	364
*	Sally Beauty Holdings Inc.	12,100	364
	UNS Energy Corp.	7,100	362
*	AMC Networks Inc. Class A	5,734	361
*	CommVault Systems Inc.	4,900	360
*	Under Armour Inc. Class A	6,300	360
	Donaldson Co. Inc.	9,800	357
*	Panera Bread Co. Class A	2,000	354
	BioMed Realty Trust Inc.	15,697	353
*	Fossil Inc.	3,600	353

64

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Waste Connections Inc.	9,300	353
*	IDEXX Laboratories Inc.	4,000	352
	Black Hills Corp.	7,500	352
	Cliffs Natural Resources Inc.	16,473	352
*	MSCI Inc. Class A	10,300	351
*	Hospira Inc.	10,589	351
	QEP Resources Inc.	12,199	350
	ALLETE Inc.	6,800	349
*	Avnet Inc.	10,643	349
*	Oil States International Inc.	3,900	348
*	Teledyne Technologies Inc.	4,632	348
	Urstadt Biddle Properties Inc. Class A	15,610	348
*	United Rentals Inc.	6,600	347
	Washington Post Co. Class B	781	346
	Herbalife Ltd.	8,700	345
	Brookline Bancorp Inc.	41,059	345
	Arthur J Gallagher & Co.	8,107	344
	Manpowergroup Inc.	6,454	343
*	Toll Brothers Inc.	9,972	342
	AGCO Corp.	6,400	341
	NorthWestern Corp.	7,900	340
	Reliance Steel & Aluminum Co.	5,200	338
*	Tenet Healthcare Corp.	7,450	338
	Reinsurance Group of America Inc. Class A	5,400	338
	KBR Inc.	11,200	337
	Cleco Corp.	6,800	337
	Sensient Technologies Corp.	8,500	334
	Gannett Co. Inc.	16,577	334
	Frontier Communications Corp.	80,302	334
*	Dresser-Rand Group Inc.	6,000	334
	AGL Resources Inc.	7,600	333
	NV Energy Inc.	15,400	333
	National Fuel Gas Co.	5,300	332
	Ingredion Inc.	4,600	331
	Regal-Beloit Corp.	4,200	330
*	Hyatt Hotels Corp. Class A	7,700	329
	Great Plains Energy Inc.	13,600	328
	IDEX Corp.	6,300	328
*	Superior Energy Services Inc.	11,835	327
	Copa Holdings SA Class A	2,600	327
*	WABCO Holdings Inc.	4,500	325
	WP Carey Inc.	4,600	324
	Corrections Corp. of America	8,900	322
	Community Trust Bancorp Inc.	9,300	322
*	WPX Energy Inc.	20,599	322
*	Genworth Financial Inc. Class A	32,067	322
*	Cabela's Inc.	5,000	321
*	Alaska Air Group Inc.	5,200	321
*	Owens-Illinois Inc.	12,150	319
*	Portfolio Recovery Associates Inc.	2,600	319
	Diamond Offshore Drilling Inc.	4,618	319
	Hanover Insurance Group Inc.	6,300	318
*	Copart Inc.	9,000	317
	Avery Dennison Corp.	7,630	316
	People's United Financial Inc.	24,024	316
	Sealed Air Corp.	14,189	314
	DDR Corp.	17,100	314
	Martin Marietta Materials Inc.	3,100	313
	Triumph Group Inc.	3,900	312
	WR Berkley Corp.	7,176	312
	Compass Minerals International Inc.	3,600	312
	Community Health Systems Inc.	6,826	311
*	WEX Inc.	4,100	311
	SY Bancorp Inc.	13,400	308

65

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Jones Lang LaSalle Inc.	3,100	307
	Aspen Insurance Holdings Ltd.	8,000	306
	Solera Holdings Inc.	5,300	305
*	Neogen Corp.	6,000	305
*	Penn National Gaming Inc.	5,200	304
*	Continental Resources Inc.	3,806	304
*	SINA Corp.	5,400	304
	GNC Holdings Inc. Class A	6,700	304
	American Campus Communities Inc.	6,800	304
	Dun & Bradstreet Corp.	3,430	303
	UGI Corp.	7,400	303
	HCC Insurance Holdings Inc.	7,100	302
	Zions Bancorporation	12,282	302
	IAC/InterActiveCorp	6,419	302
*	Rowan Cos. plc Class A	9,288	302
	American National Insurance Co.	3,200	301
*	AECOM Technology Corp.	10,300	299
	Six Flags Entertainment Corp.	4,100	299
*	Kindred Healthcare Inc.	28,400	298
*	Jack in the Box Inc.	8,300	298
	GameStop Corp. Class A	8,516	297
	Westar Energy Inc.	8,500	297
	Flowers Foods Inc.	9,000	296
	STERIS Corp.	7,100	295
	RPM International Inc.	9,100	295
	Timken Co.	5,600	294
	Arrow Financial Corp.	12,144	294
*	CoreLogic Inc.	10,745	293
	KB Home	13,000	293
	Gardner Denver Inc.	3,900	293
*	Gulfport Energy Corp.	5,600	292
*	LSI Corp.	44,666	292
*	Level 3 Communications Inc.	14,500	292
	CNO Financial Group Inc.	25,600	290
*	Transocean Ltd.	5,627	290
	Plantronics Inc.	6,600	289
	Weis Markets Inc.	6,900	289
	HB Fuller Co.	7,600	288
*	MetroPCS Communications Inc.	24,305	288
*	Sensata Technologies Holding NV	8,600	288
*	Starz - Liberty Capital	12,287	287
	TCF Financial Corp.	19,709	287
	SM Energy Co.	4,700	287
*	Brocade Communications Systems Inc.	49,200	286
	Brink's Co.	10,800	286
	Weingarten Realty Investors	8,400	286
	URS Corp.	6,500	285
*	MGIC Investment Corp.	52,600	284
*	Euronet Worldwide Inc.	9,300	284
	Cooper Tire & Rubber Co.	11,400	284
	TD Ameritrade Holding Corp.	14,231	283
	Axiall Corp.	5,400	283
	SPX Corp.	3,799	283
	Ryman Hospitality Properties	6,337	282
	Belden Inc.	5,700	282
	Allied World Assurance Co. Holdings AG	3,100	282
	Western Refining Inc.	9,100	281
	Scotts Miracle-Gro Co. Class A	6,200	281
*	Genesee & Wyoming Inc. Class A	3,300	281
	WD-40 Co.	5,200	280
	Dunkin' Brands Group Inc.	7,218	280
	NASDAQ OMX Group Inc.	9,500	280
	Rockwood Holdings Inc.	4,300	279
*	Myriad Genetics Inc.	10,000	278

66

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Global Payments Inc.	6,000	278
	Lazard Ltd. Class A	8,200	278
	Cullen/Frost Bankers Inc.	4,600	278
	Bemis Co. Inc.	7,060	278
*	Kirby Corp.	3,700	277
*	Covance Inc.	3,700	276
	MSC Industrial Direct Co. Inc. Class A	3,500	276
*	MEDNAX Inc.	3,100	275
	Worthington Industries Inc.	8,500	274
*	Iconix Brand Group Inc.	9,500	272
*	Avis Budget Group Inc.	9,400	271
	American Financial Group Inc.	5,600	270
	Acuity Brands Inc.	3,700	270
	Aqua America Inc.	8,500	270
*	Standard Pacific Corp.	29,784	270
	EMCOR Group Inc.	7,200	269
	Piedmont Office Realty Trust Inc. Class A	13,100	269
	Williams-Sonoma Inc.	5,000	268
*	Lamar Advertising Co. Class A	5,727	268
	PolyOne Corp.	11,900	268
	BRE Properties Inc.	5,300	268
	ITC Holdings Corp.	2,900	267
	American Eagle Outfitters Inc.	13,743	267
*	ON Semiconductor Corp.	34,000	267
	SAIC Inc.	17,876	267
	Teekay Corp.	7,500	267
	Alterra Capital Holdings Ltd.	8,200	267
	Ryland Group Inc.	5,900	266
*	Howard Hughes Corp.	2,800	264
	Nordson Corp.	3,800	264
*	Endo Health Solutions Inc.	7,200	264
*	Medivation Inc.	5,000	264
	FactSet Research Systems Inc.	2,800	263
	MAXIMUS Inc.	3,300	263
	Brandywine Realty Trust	17,600	263
*	Veeco Instruments Inc.	6,900	263
	BOK Financial Corp.	4,200	262
*	AutoNation Inc.	5,766	262
	Wabtec Corp.	2,500	262
	Valmont Industries Inc.	1,800	262
*	Hexcel Corp.	8,600	262
*	Cymer Inc.	2,500	262
*	Allscripts Healthcare Solutions Inc.	18,900	262
	Waddell & Reed Financial Inc. Class A	6,100	262
	Babcock & Wilcox Co.	9,550	260
	DST Systems Inc.	3,747	259
*	Urban Outfitters Inc.	6,247	259
*	Visteon Corp.	4,400	259
	Cracker Barrel Old Country Store Inc.	3,100	256
*	Ariad Pharmaceuticals Inc.	14,341	256
*	Ultra Petroleum Corp.	11,955	256
	Cato Corp. Class A	10,600	255
	Applied Industrial Technologies Inc.	6,000	253
	Vector Group Ltd.	15,524	253
	Carlisle Cos. Inc.	3,900	253
	Energen Corp.	5,300	251
*	Signature Bank	3,500	251
	Associated Banc-Corp	17,500	250
*	United Natural Foods Inc.	5,000	250
	White Mountains Insurance Group Ltd.	431	249
	Atmos Energy Corp.	5,600	248
	Lincoln Electric Holdings Inc.	4,700	248
*	Ascena Retail Group Inc.	13,400	248
	PS Business Parks Inc.	3,100	247

67

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
*	United Therapeutics Corp.	3,700	247
	Allegheny Technologies Inc.	9,143	247
	Omega Healthcare Investors Inc.	7,500	247
*	Salix Pharmaceuticals Ltd.	4,700	246
	UIL Holdings Corp.	5,900	246
	Genpact Ltd.	13,200	246
	DCT Industrial Trust Inc.	31,300	245
*	Alkermes plc	8,000	245
*	Rite Aid Corp.	92,400	245
	Deluxe Corp.	6,400	244
	Steel Dynamics Inc.	16,200	244
	First American Financial Corp.	9,100	244
	Protective Life Corp.	6,400	244
	Kaydon Corp.	10,200	243
	MFA Financial Inc.	26,200	243
*	Dril-Quip Inc.	2,900	243
*	Colfax Corp.	5,201	243
	Graco Inc.	4,000	242
	HSN Inc.	4,600	242
*	Ultimate Software Group Inc.	2,500	241
	Aptargroup Inc.	4,300	241
	CommonWealth REIT	10,800	241
	Tupperware Brands Corp.	3,000	241
	FirstMerit Corp.	14,058	241
*	athenahealth Inc.	2,500	241
	Brunswick Corp.	7,600	241
*	LifePoint Hospitals Inc.	5,000	240
*	Clean Harbors Inc.	4,200	239
	Washington Federal Inc.	13,900	239
	Bob Evans Farms Inc.	5,500	238
	SJW Corp.	9,380	238
	Healthcare Realty Trust Inc.	7,900	237
	RenaissanceRe Holdings Ltd.	2,524	237
*	Old Dominion Freight Line Inc.	6,150	237
*	Smithfield Foods Inc.	9,203	236
*	Carter's Inc.	3,600	235
*	Sirona Dental Systems Inc.	3,200	235
	Total System Services Inc.	9,935	235
	Huntington Ingalls Industries Inc.	4,429	234
	CH Energy Group Inc.	3,600	234
	Royal Gold Inc.	4,200	233
	Cytec Industries Inc.	3,200	233
	Two Harbors Investment Corp.	19,300	231
	Dick's Sporting Goods Inc.	4,800	231
	Assurant Inc.	4,838	230
*	Goodyear Tire & Rubber Co.	18,400	230
	Lufkin Industries Inc.	2,600	230
*	Madison Square Garden Co. Class A	3,800	229
*	Vishay Intertechnology Inc.	16,200	227
	Hospitality Properties Trust	7,693	226
*	Arrow Electronics Inc.	5,750	226
*	DexCom Inc.	13,700	225
*	Meritage Homes Corp.	4,600	224
	Commerce Bancshares Inc.	5,593	224
	GATX Corp.	4,400	224
	Lexington Realty Trust	17,500	224
*	Haemonetics Corp.	5,800	223
	Nabors Industries Ltd.	15,060	223
*	Navistar International Corp.	6,700	222
*	New York Times Co. Class A	25,000	221
	CBOE Holdings Inc.	5,900	221
*	Lions Gate Entertainment Corp.	8,900	221
	Domino's Pizza Inc.	4,000	221
	Crane Co.	4,100	221

68

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
*	Nektar Therapeutics	20,300	220
	Old Republic International Corp.	16,267	220
	Silgan Holdings Inc.	4,584	219
	Home Properties Inc.	3,400	219
	Avista Corp.	7,800	219
	Choice Hotels International Inc.	5,600	219
	Nu Skin Enterprises Inc. Class A	4,300	218
*	Seattle Genetics Inc.	5,900	218
	Hawaiian Electric Industries Inc.	7,700	218
*	Esterline Technologies Corp.	2,900	218
	Lennox International Inc.	3,500	217
	Brady Corp. Class A	6,400	217
	Eagle Materials Inc.	3,200	217
	Cinemark Holdings Inc.	7,000	216
*	Atmel Corp.	33,400	216
*	Tetra Tech Inc.	8,200	216
	Endurance Specialty Holdings Ltd.	4,400	215
*	Hain Celestial Group Inc.	3,300	215
	Pitney Bowes Inc.	15,747	215
	Wolverine World Wide Inc.	4,500	215
	NewMarket Corp.	800	215
*	Brookdale Senior Living Inc. Class A	8,300	214
*	World Acceptance Corp.	2,400	213
	Northwest Bancshares Inc.	17,400	213
	Assured Guaranty Ltd.	10,300	212
*	Life Time Fitness Inc.	4,600	212
	AOL Inc.	5,491	212
*	MICROS Systems Inc.	5,000	212
*	Terex Corp.	7,402	212
	Tanger Factory Outlet Centers	5,700	212
*	ACI Worldwide Inc.	4,500	212
	MercadoLibre Inc.	2,100	211
*	USG Corp.	8,100	211
	Platinum Underwriters Holdings Ltd.	3,700	210
*	WellCare Health Plans Inc.	3,600	210
*	ValueClick Inc.	6,800	210
	SEI Investments Co.	7,317	210
*	Middleby Corp.	1,400	209
	Huntsman Corp.	11,100	209
	EPR Properties	3,700	209
*	WESCO International Inc.	2,900	208
	Universal Corp.	3,600	207
*	Newfield Exploration Co.	9,501	207
	CVR Energy Inc.	4,200	207
	Sonoco Products Co.	5,900	207
	Actuant Corp. Class A	6,600	207
*	3D Systems Corp.	5,400	206
	UMB Financial Corp.	4,100	206
	Fresh Del Monte Produce Inc.	8,100	206
	Valley National Bancorp	22,884	206
*	Progress Software Corp.	9,100	205
	Highwoods Properties Inc.	5,000	205
	Convergys Corp.	12,000	204
*	Fifth & Pacific Cos. Inc.	9,900	204
*	Bio-Rad Laboratories Inc. Class A	1,700	204
*	Clearwire Corp. Class A	60,400	203
	Watsco Inc.	2,400	203
	Landstar System Inc.	3,700	202
	FLIR Systems Inc.	8,300	202
	Newcastle Investment Corp.	17,800	202
	Douglas Emmett Inc.	7,700	202
	First Republic Bank	5,300	201
*	Aspen Technology Inc.	6,600	201
	Northwest Natural Gas Co.	4,500	200

69

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
*	Cadence Design Systems Inc.	14,500	200
*	VeriFone Systems Inc.	9,300	200
	MDC Holdings Inc.	5,300	199
	Snyders-Lance Inc.	7,900	199
*	Moog Inc. Class A	4,300	199
	Hillenbrand Inc.	7,900	199
	Trinity Industries Inc.	4,700	198
	Chimera Investment Corp.	60,000	198
	Covanta Holding Corp.	9,900	198
	Southwest Gas Corp.	3,900	198
	South Jersey Industries Inc.	3,200	197
	Lancaster Colony Corp.	2,500	197
	Chico's FAS Inc.	10,800	197
	Casey's General Stores Inc.	3,400	197
	CubeSmart	11,200	197
	Gentex Corp.	8,739	197
*	McDermott International Inc.	18,377	196
	Bristow Group Inc.	3,100	196
	Montpelier Re Holdings Ltd.	7,600	196
*	Live Nation Entertainment Inc.	15,500	196
	Cabot Corp.	5,200	195
*	Chart Industries Inc.	2,300	195
	Domtar Corp.	2,800	195
*	Health Management Associates Inc. Class A	16,900	194
*	E*TRADE Financial Corp.	18,800	193
	Vail Resorts Inc.	3,200	193
	Warner Chilcott plc Class A	13,376	192
	National Health Investors Inc.	2,900	192
*	PTC Inc.	8,000	192
	Sovran Self Storage Inc.	2,800	192
*	Prestige Brands Holdings Inc.	7,100	191
	Jabil Circuit Inc.	10,719	191
*	VCA Antech Inc.	7,900	190
*	JDS Uniphase Corp.	14,100	190
*	First Solar Inc.	4,070	189
*	Centene Corp.	4,100	189
*	HMS Holdings Corp.	7,500	189
*	Incyte Corp. Ltd.	8,500	188
	PriceSmart Inc.	2,100	187
	East West Bancorp Inc.	7,700	187
	Curtiss-Wright Corp.	5,700	187
*	Zebra Technologies Corp.	4,000	187
	First Citizens BancShares Inc. Class A	1,000	186
*	Atwood Oceanics Inc.	3,800	186
	Capitol Federal Financial Inc.	15,700	186
	Hancock Holding Co.	6,800	185
*	SVB Financial Group	2,600	185
	Morningstar Inc.	2,800	185
*	CoStar Group Inc.	1,700	184
	Colonial Properties Trust	7,900	183
*	Team Health Holdings Inc.	4,900	183
	World Fuel Services Corp.	4,500	182
*	Theravance Inc.	5,400	182
	Laclede Group Inc.	3,900	182
	Kemper Corp.	5,700	182
	Bank of Hawaii Corp.	3,800	181
*	Jazz Pharmaceuticals plc	3,100	181
	Harris Teeter Supermarkets Inc.	4,300	180
*	ViaSat Inc.	3,700	179
	Loral Space & Communications Inc.	2,900	178
	Regis Corp.	9,500	178
	First Financial Bankshares Inc.	3,600	178
*	Teradyne Inc.	10,800	178
	Rollins Inc.	7,300	178

70

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
*	Tyler Technologies Inc.	2,800	177
*	Acxiom Corp.	8,900	177
*	Semtech Corp.	5,500	176
	ProAssurance Corp.	3,600	176
*	Rosetta Resources Inc.	4,100	176
	Synovus Financial Corp.	65,400	176
*	Darling International Inc.	9,500	176
*	NeuStar Inc. Class A	4,000	175
	Brinker International Inc.	4,500	175
	Littelfuse Inc.	2,500	175
	SEACOR Holdings Inc.	2,400	173
*	Fortinet Inc.	9,600	172
	Validus Holdings Ltd.	4,465	172
	Mid-America Apartment Communities Inc.	2,500	172
	Cablevision Systems Corp. Class A	11,540	171
	WGL Holdings Inc.	3,700	171
	Equity Lifestyle Properties Inc.	2,100	171
*	Steven Madden Ltd.	3,500	170
	CapitalSource Inc.	18,900	169
	RLJ Lodging Trust	7,300	168
	Kennametal Inc.	4,200	168
	Rent-A-Center Inc.	4,800	168
	Penske Automotive Group Inc.	5,400	167
	Hatteras Financial Corp.	6,100	167
*	Microsemi Corp.	8,000	166
*	Saks Inc.	14,400	166
	Potlatch Corp.	3,500	166
	Power Integrations Inc.	4,000	166
	Anixter International Inc.	2,300	165
	StanCorp Financial Group Inc.	3,800	164
*	Sears Holdings Corp.	3,194	164
*	Unit Corp.	3,900	164
	Harsco Corp.	7,500	164
*	Magellan Health Services Inc.	3,200	164
*	International Rectifier Corp.	7,700	163
	Meredith Corp.	4,200	163
*	Hittite Microwave Corp.	2,900	163
	Tidewater Inc.	3,100	163
	ARMOUR Residential REIT Inc.	25,000	162
	Patterson-UTI Energy Inc.	7,659	162
	Harman International Industries Inc.	3,612	161
	Wintrust Financial Corp.	4,500	161
*	ARRIS Group Inc.	9,768	161
*	Charles River Laboratories International Inc.	3,700	161
*	Liberty Ventures Class A	2,185	161
	John Wiley & Sons Inc. Class A	4,200	160
	Radian Group Inc.	13,400	160
	Hill-Rom Holdings Inc.	4,700	160
*	St. Joe Co.	8,179	160
	Susquehanna Bancshares Inc.	13,700	160
*	Bally Technologies Inc.	3,000	160
*	PAREXEL International Corp.	3,900	160
	Owens & Minor Inc.	4,900	160
	Trustmark Corp.	6,500	160
	Popular Inc.	5,598	159
*	Alere Inc.	6,200	159
	Erie Indemnity Co. Class A	1,995	159
	DiamondRock Hospitality Co.	15,900	159
	City National Corp.	2,757	158
	Community Bank System Inc.	5,500	158
	El Paso Electric Co.	4,200	157
	Dana Holding Corp.	9,100	157
	Dillard's Inc. Class A	1,900	157
*	Tesla Motors Inc.	2,900	157

71

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Telephone & Data Systems Inc.	6,973	156
*	Graphic Packaging Holding Co.	20,768	156
	Otter Tail Corp.	5,000	156
	Diebold Inc.	5,326	156
	First Niagara Financial Group Inc.	16,400	156
*	Dealertrack Technologies Inc.	5,600	156
	Fulton Financial Corp.	14,100	156
	United Stationers Inc.	4,800	156
*	EnerSys Inc.	3,400	156
	National Instruments Corp.	5,700	156
	Cheesecake Factory Inc.	3,900	155
	First Industrial Realty Trust Inc.	8,651	155
	CLARCOR Inc.	3,000	155
	Aaron's Inc.	5,400	155
*	Tenneco Inc.	4,000	155
*	Sunstone Hotel Investors Inc.	12,439	154
*	Alpha Natural Resources Inc.	20,790	154
	Arbitron Inc.	3,300	154
*	Hub Group Inc. Class A	4,200	154
*	Spirit Aerosystems Holdings Inc. Class A	7,700	154
*	Advanced Micro Devices Inc.	54,506	154
*	Realogy Holdings Corp.	3,200	154
	Mine Safety Appliances Co.	3,200	154
	Broadridge Financial Solutions Inc.	6,095	153
*	DigitalGlobe Inc.	5,254	153
	Pier 1 Imports Inc.	6,600	153
*	QLogic Corp.	14,100	153
*	Cubist Pharmaceuticals Inc.	3,300	152
*	Splunk Inc.	3,700	151
*	Silicon Laboratories Inc.	3,800	151
*	QLIK Technologies Inc.	5,800	151
*	SandRidge Energy Inc.	29,300	151
	Interval Leisure Group Inc.	7,900	151
	Olin Corp.	6,200	150
	First Horizon National Corp.	14,376	150
	Cogent Communications Group Inc.	5,200	149
	Lexmark International Inc. Class A	4,900	149
	Chemed Corp.	1,800	147
	Manitowoc Co. Inc.	7,800	146
*	HealthSouth Corp.	5,320	146
*	Ingram Micro Inc.	8,200	146
	Regal Entertainment Group Class A	8,100	145
	Guess? Inc.	5,200	144
	Cathay General Bancorp	7,300	144
	RR Donnelley & Sons Co.	11,613	143
*	NuVasive Inc.	6,800	143
	Webster Financial Corp.	6,100	143
*	Align Technology Inc.	4,300	142
*	Stifel Financial Corp.	4,400	142
	Watts Water Technologies Inc. Class A	3,000	141
	United States Steel Corp.	7,931	141
*	Health Net Inc.	4,800	141
*	Cepheid Inc.	3,700	141
*	NetSuite Inc.	1,600	141
	Burger King Worldwide Inc.	7,800	141
*	CACI International Inc. Class A	2,400	140
*	Zynga Inc. Class A	44,000	140
*	TreeHouse Foods Inc.	2,200	140
*	Enstar Group Ltd.	1,100	140
*	MasTec Inc.	5,000	139
	Ryder System Inc.	2,387	139
*	Medicines Co.	4,100	138
*	Sonus Networks Inc.	65,800	138
	Piedmont Natural Gas Co. Inc.	4,000	138

72

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
*	Kodiak Oil & Gas Corp.	17,500	137
	Mentor Graphics Corp.	7,500	137
	New Jersey Resources Corp.	2,900	137
	PNM Resources Inc.	5,700	137
*	PMC - Sierra Inc.	23,700	137
*	Helix Energy Solutions Group Inc.	5,900	136
	Corporate Executive Board Co.	2,400	135
	Con-way Inc.	4,000	135
	Carpenter Technology Corp.	3,000	135
	Sotheby's	3,800	135
*	Itron Inc.	3,400	135
	Berry Petroleum Co. Class A	2,800	134
*	Rovi Corp.	5,699	133
	Prosperity Bancshares Inc.	2,900	133
	Werner Enterprises Inc.	5,800	133
	Woodward Inc.	3,700	133
	ABM Industries Inc.	5,900	133
	Syntel Inc.	2,100	133
	Monro Muffler Brake Inc.	3,200	132
	Iberiabank Corp.	2,900	132
	Blackbaud Inc.	4,500	132
	ITT Corp.	4,767	132
	Targa Resources Corp.	2,000	132
	LPL Financial Holdings Inc.	3,800	131
*	General Cable Corp.	3,800	131
*	Tech Data Corp.	2,800	131
*	Foster Wheeler AG	6,175	130
	Park National Corp.	1,900	130
*	Compuware Corp.	10,822	130
	LaSalle Hotel Properties	5,000	130
*	Beacon Roofing Supply Inc.	3,400	130
*	Mobile Mini Inc.	4,600	129
*	Arena Pharmaceuticals Inc.	15,700	129
	Generac Holdings Inc.	3,600	129
	MKS Instruments Inc.	4,800	129
	Intersil Corp. Class A	16,500	128
	UTi Worldwide Inc.	8,700	128
*	Advent Software Inc.	4,400	128
	FEI Co.	2,000	128
	IPG Photonics Corp.	2,000	127
	Group 1 Automotive Inc.	2,100	127
*	Deckers Outdoor Corp.	2,300	127
*	Manhattan Associates Inc.	1,800	126
*	Orbital Sciences Corp.	7,000	126
*	Alexander & Baldwin Inc.	3,700	126
	Lender Processing Services Inc.	4,533	126
	DSW Inc. Class A	1,900	126
*	Forest City Enterprises Inc. Class A	6,727	126
*	Gran Tierra Energy Inc.	22,700	126
	Glacier Bancorp Inc.	6,800	125
*	ViroPharma Inc.	4,600	125
	Consolidated Communications Holdings Inc.	6,800	125
	Pebblebrook Hotel Trust	4,600	125
*	SemGroup Corp. Class A	2,400	124
	Buckeye Technologies Inc.	3,300	124
	HNI Corp.	3,600	124
*	Altisource Portfolio Solutions SA	1,500	124
*	II-VI Inc.	8,000	124
	B&G Foods Inc.	4,000	123
*	DreamWorks Animation SKG Inc. Class A	6,400	123
*	Oasis Petroleum Inc.	3,600	123
	Pool Corp.	2,500	123
	Barnes Group Inc.	4,400	122
	Techne Corp.	1,900	122

73

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
*	Ciena Corp.	8,100	121
*	Hibbett Sports Inc.	2,200	121
	Greif Inc. Class A	2,500	120
	AMERCO	746	120
*	Halcon Resources Corp.	18,300	120
*	Exelixis Inc.	23,018	119
*	Aruba Networks Inc.	5,300	119
	Mueller Industries Inc.	2,300	119
	Wendy's Co.	20,828	119
	Commercial Metals Co.	8,100	118
	UniFirst Corp.	1,300	118
*	MWI Veterinary Supply Inc.	1,000	118
*	Buffalo Wild Wings Inc.	1,300	117
*	SolarWinds Inc.	2,300	117
^	Questcor Pharmaceuticals Inc.	3,800	117
	Mercury General Corp.	2,555	117
*	Big Lots Inc.	3,200	117
*	Atlas Air Worldwide Holdings Inc.	3,100	116
*	Thoratec Corp.	3,200	116
	Thor Industries Inc.	3,100	115
*	OSI Systems Inc.	2,000	115
*	McMoRan Exploration Co.	6,900	114
	Healthcare Services Group Inc.	5,100	114
*	Sapient Corp.	9,700	113
*	First Cash Financial Services Inc.	2,200	113
	CYS Investments Inc.	9,100	113
*	ScanSource Inc.	3,900	113
	Herman Miller Inc.	4,500	113
*	Medidata Solutions Inc.	1,700	113
	CVB Financial Corp.	10,300	112
	Dolby Laboratories Inc. Class A	3,400	112
	NorthStar Realty Finance Corp.	11,100	111
*	Chemtura Corp.	5,200	111
*	Universal Display Corp.	3,500	110
*	Sourcefire Inc.	2,300	110
	MTS Systems Corp.	1,800	110
	ManTech International Corp. Class A	4,100	109
	FNB Corp.	9,600	109
	PrivateBancorp Inc.	5,700	109
	Symetra Financial Corp.	8,000	109
*	Insulet Corp.	4,300	109
	Balchem Corp.	2,500	108
*	Texas Capital Bancshares Inc.	2,600	108
*	Vitamin Shoppe Inc.	2,200	108
*	Advisory Board Co.	2,200	108
	Selective Insurance Group Inc.	4,600	108
	KAR Auction Services Inc.	4,800	107
*	Synaptics Inc.	2,600	107
	Cognex Corp.	2,700	107
	Energy XXI Bermuda Ltd.	4,700	107
	National Penn Bancshares Inc.	10,900	107
	Exelis Inc.	9,535	106
	Micrel Inc.	10,500	106
	Granite Construction Inc.	3,800	105
	Federated Investors Inc. Class B	4,579	105
	ADTRAN Inc.	5,000	105
	First Financial Bancorp	6,800	105
	Sanderson Farms Inc.	1,700	104
	Cousins Properties Inc.	9,506	104
*	ANN Inc.	3,500	103
	SUPERVALU Inc.	17,697	103
*	Fairchild Semiconductor International Inc. Class A	8,000	103
	Fair Isaac Corp.	2,200	102
*	Verint Systems Inc.	3,100	102

74

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
*	Elizabeth Arden Inc.	2,500	102
	InterDigital Inc.	2,300	102
*	VistaPrint NV	2,500	102
	Tessera Technologies Inc.	5,000	102
*	Navigant Consulting Inc.	8,200	101
	Old National Bancorp	8,300	101
	Coherent Inc.	1,800	101
*	Polypore International Inc.	2,400	101
	Cash America International Inc.	2,300	100
*	Impax Laboratories Inc.	5,700	100
*	Integrated Device Technology Inc.	14,000	100
	Independent Bank Corp.	3,200	99
*	Infinity Pharmaceuticals Inc.	2,300	99
*	Hornbeck Offshore Services Inc.	2,200	99
	Tronox Ltd. Class A	4,800	99
*	Strategic Hotels & Resorts Inc.	12,200	98
*	Office Depot Inc.	25,400	98
	DeVry Inc.	3,500	98
*	Resolute Forest Products Inc.	6,700	98
*	Shutterfly Inc.	2,200	98
	American Assets Trust Inc.	2,900	98
*	Sohu.com Inc.	1,900	98
	Molex Inc.	3,541	98
*	RF Micro Devices Inc.	17,400	98
	BancorpSouth Inc.	6,100	98
	Intrepid Potash Inc.	5,300	98
	National CineMedia Inc.	6,000	97
	Men's Wearhouse Inc.	2,900	97
*	Orient-Express Hotels Ltd. Class A	9,600	97
*	TFS Financial Corp.	8,900	97
	Chemical Financial Corp.	3,900	97
	Schweitzer-Mauduit International Inc.	2,400	97
*	WMS Industries Inc.	3,800	96
*	Electronics for Imaging Inc.	3,600	96
*	FTI Consulting Inc.	2,900	96
*	Alnylam Pharmaceuticals Inc.	4,000	96
*	Entegris Inc.	10,100	96
*	Virtus Investment Partners Inc.	500	95
*	Cadence Pharmaceuticals Inc.	13,400	95
*	Take-Two Interactive Software Inc.	6,200	95
*	OpenTable Inc.	1,700	94
	Raven Industries Inc.	2,800	94
*	ATMI Inc.	4,300	94
*	Volcano Corp.	4,600	93
	NBT Bancorp Inc.	4,600	93
	AZZ Inc.	2,200	93
	Andersons Inc.	1,700	93
*	TiVo Inc.	7,900	93
	Education Realty Trust Inc.	8,400	92
*	SunCoke Energy Inc.	6,100	92
	Buckle Inc.	1,900	92
*	Stillwater Mining Co.	7,400	92
	City Holding Co.	2,400	92
	Franklin Street Properties Corp.	6,000	92
	Westlake Chemical Corp.	1,100	91
	Kaman Corp.	2,700	91
*	Cyberonics Inc.	2,100	91
	TAL International Group Inc.	2,200	91
*	Walter Investment Management Corp.	2,700	91
	Masimo Corp.	4,500	90
	WesBanco Inc.	3,600	90
*	ArthroCare Corp.	2,600	90
	Umpqua Holdings Corp.	7,500	90
	Molex Inc. Class A	3,861	90

75

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
*	On Assignment Inc.	3,700	90
*	Coinstar Inc.	1,700	90
*	MEMC Electronic Materials Inc.	16,600	90
	j2 Global Inc.	2,200	90
*	NETGEAR Inc.	3,000	89
	G&K Services Inc. Class A	1,900	89
*	Pandora Media Inc.	6,400	89
*	Cirrus Logic Inc.	4,600	89
	Tower Group International Ltd.	4,688	89
*	Credit Acceptance Corp.	883	89
*	Trimas Corp.	2,900	88
*	Western Alliance Bancorp	6,000	88
	Air Lease Corp.	3,200	88
	Air Methods Corp.	2,400	88
	Globe Specialty Metals Inc.	6,700	87
*	HeartWare International Inc.	900	87
*	Clearwater Paper Corp.	1,900	87
	Analogic Corp.	1,100	87
*	Amsurg Corp. Class A	2,600	87
	Innophos Holdings Inc.	1,700	87
	Matson Inc.	3,700	87
*	NII Holdings Inc.	9,987	87
*	Move Inc.	7,600	87
*	RBC Bearings Inc.	1,800	87
	RLI Corp.	1,200	86
	Simpson Manufacturing Co. Inc.	3,000	86
	California Water Service Group	4,300	86
	Schnitzer Steel Industries Inc.	3,500	86
	PennyMac Mortgage Investment Trust	3,400	86
*	Spansion Inc. Class A	6,600	86
*	Acadia Healthcare Co. Inc.	2,700	85
	Oritani Financial Corp.	5,500	85
*	Pinnacle Financial Partners Inc.	3,500	85
*	Carrizo Oil & Gas Inc.	3,500	85
*	Boston Beer Co. Inc. Class A	500	85
	Monolithic Power Systems Inc.	3,500	84
*	Geospace Technologies Corp.	1,000	84
	Interactive Brokers Group Inc.	5,600	84
*	Bottomline Technologies de Inc.	3,200	84
	American Science & Engineering Inc.	1,300	84
*	Vivus Inc.	6,300	84
*	Forum Energy Technologies Inc.	3,000	83
	RPC Inc.	6,300	83
	Finish Line Inc. Class A	4,300	83
	Government Properties Income Trust	3,200	83
	Gulfmark Offshore Inc.	2,000	83
	American States Water Co.	1,500	83
	Dorman Products Inc.	2,200	83
	Cohen & Steers Inc.	2,100	83
*,^	Francesca's Holdings Corp.	2,900	83
	Oxford Industries Inc.	1,400	83
	ESCO Technologies Inc.	2,300	83
*	Fusion-io Inc.	4,400	83
	Titan International Inc.	3,700	83
	HEICO Corp.	1,875	83
	BBCN Bancorp Inc.	6,400	82
	EXCO Resources Inc.	11,300	82
*	Express Inc.	4,500	82
*	Papa John's International Inc.	1,300	82
	Bank of the Ozarks Inc.	2,000	82
*	Cavium Inc.	2,600	82
	Tennant Co.	1,700	81
	Deltic Timber Corp.	1,300	81
	Meridian Bioscience Inc.	4,000	81

76

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
*	Plexus Corp.	3,000	81
*	ACCO Brands Corp.	11,942	81
	Sabra Health Care REIT Inc.	2,700	81
	CIRCOR International Inc.	1,700	80
*	Helen of Troy Ltd.	2,300	80
*	Marriott Vacations Worldwide Corp.	1,763	80
*	PHH Corp.	3,800	80
*	Genesco Inc.	1,300	80
	Shenandoah Telecommunications Co.	4,875	80
	KapStone Paper and Packaging Corp.	2,700	80
	Home Loan Servicing Solutions Ltd.	3,500	79
	Contango Oil & Gas Co.	2,100	79
	Hersha Hospitality Trust Class A	13,200	79
	Janus Capital Group Inc.	8,842	79
	John Bean Technologies Corp.	3,800	79
*	Jos A Bank Clothiers Inc.	1,800	79
*	Premiere Global Services Inc.	7,000	79
*	Crocs Inc.	4,900	78
*	Rigel Pharmaceuticals Inc.	16,365	78
*	Calgon Carbon Corp.	4,600	78
*	Children's Place Retail Stores Inc.	1,600	78
*	Kosmos Energy Ltd.	7,100	78
	DuPont Fabros Technology Inc.	3,100	78
*	Coeur d'Alene Mines Corp.	5,100	78
	1st Source Corp.	3,300	78
*	Auxilium Pharmaceuticals Inc.	5,200	78
*	IPC The Hospitalist Co. Inc.	1,700	78
*	Forestar Group Inc.	3,600	78
	Spartan Stores Inc.	4,600	77
	Abaxis Inc.	1,800	77
*	TETRA Technologies Inc.	8,400	77
*	TrueBlue Inc.	3,700	77
*	Hercules Offshore Inc.	10,400	77
*	Ultratech Inc.	2,600	77
*	Vantiv Inc. Class A	3,400	77
	Ameristar Casinos Inc.	2,900	77
*	Acacia Research Corp.	3,200	76
	MarketAxess Holdings Inc.	1,800	76
*	GrafTech International Ltd.	10,600	76
	Colony Financial Inc.	3,400	76
	S&T Bancorp Inc.	4,000	75
	Mueller Water Products Inc. Class A	12,700	75
*	MedAssets Inc.	4,000	75
	PacWest Bancorp	2,700	75
*	Bruker Corp.	4,200	75
*	ImmunoGen Inc.	4,600	74
	United Bankshares Inc.	2,900	73
*	HomeAway Inc.	2,400	73
*	Aeropostale Inc.	5,000	73
*	Cincinnati Bell Inc.	20,800	73
	Allison Transmission Holdings Inc.	3,200	73
*	Tejon Ranch Co.	2,500	73
	Weight Watchers International Inc.	1,711	72
*	Emeritus Corp.	2,800	72
*	ION Geophysical Corp.	11,500	72
*	Tumi Holdings Inc.	3,100	71
*	Quiksilver Inc.	10,600	71
*	MBIA Inc.	7,500	71
*	First BanCorp	12,000	71
*	Skechers U.S.A. Inc. Class A	3,400	71
	CNH Global NV	1,700	70
	Briggs & Stratton Corp.	3,100	70
	Provident New York Bancorp	7,700	70
*	Bill Barrett Corp.	3,500	70

77

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Lindsay Corp.	900	69
*	BroadSoft Inc.	2,700	69
	Cypress Semiconductor Corp.	6,800	69
*	Finisar Corp.	5,300	68
*	GenCorp Inc.	5,200	68
	Quality Systems Inc.	3,800	68
*	Rofin-Sinar Technologies Inc.	2,700	67
*	Synageva BioPharma Corp.	1,300	67
	Amtrust Financial Services Inc.	2,100	66
	Walter Energy Inc.	3,700	66
	Tellabs Inc.	32,000	66
*	K12 Inc.	2,600	66
*	FARO Technologies Inc.	1,700	66
*	Fresh Market Inc.	1,600	65
	Financial Engines Inc.	1,800	65
*	DryShips Inc.	35,100	65
	H&E Equipment Services Inc.	3,200	65
*	Freescale Semiconductor Ltd.	4,200	65
*	Silicon Graphics International Corp.	5,000	65
*	ExactTarget Inc.	3,300	65
*	Ixia	3,900	64
*	Beneficial Mutual Bancorp Inc.	7,500	64
	Hecla Mining Co.	18,800	64
*	Cabot Microelectronics Corp.	1,900	64
*	Stone Energy Corp.	3,200	63
*	CSG Systems International Inc.	2,900	63
*	Ezcorp Inc. Class A	3,700	63
	OfficeMax Inc.	5,400	62
*	Team Inc.	1,600	62
*	Clayton Williams Energy Inc.	1,600	62
*	Global Indemnity plc	2,770	62
	Spectrum Brands Holdings Inc.	1,100	62
	Alexander's Inc.	200	62
*	Unisys Corp.	3,200	61
	Arch Coal Inc.	12,500	61
*	PDC Energy Inc.	1,400	61
*	Lexicon Pharmaceuticals Inc.	30,600	61
	Greenhill & Co. Inc.	1,300	60
*	FelCor Lodging Trust Inc.	10,000	60
	Investors Bancorp Inc.	3,000	59
*	Post Holdings Inc.	1,350	59
	Crosstex Energy Inc.	3,200	59
*	Exterran Holdings Inc.	2,200	58
*	Pinnacle Entertainment Inc.	3,000	57
	DineEquity Inc.	800	57
*	Blucora Inc.	3,800	56
	EPIQ Systems Inc.	4,000	56
*	EnergySolutions Inc.	13,400	55
*	BJ's Restaurants Inc.	1,600	55
*	Era Group Inc.	2,400	55
*	Netscout Systems Inc.	2,400	55
*	Steiner Leisure Ltd.	1,120	54
*	Higher One Holdings Inc.	5,500	54
*	MicroStrategy Inc. Class A	600	54
*	Monster Worldwide Inc.	12,300	54
*	Synchronoss Technologies Inc.	1,900	54
*	General Communication Inc. Class A	5,400	52
*	WebMD Health Corp.	2,157	52
*	Grand Canyon Education Inc.	2,000	51
*	VirnetX Holding Corp.	2,500	51
	Apogee Enterprises Inc.	2,000	51
*	Select Comfort Corp.	2,400	51
*	Heckmann Corp.	13,800	51
*	Omnicell Inc.	2,800	50

78

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
*	Comverse Inc.	1,900	50
	Interface Inc. Class A	3,000	50
*	Halozyme Therapeutics Inc.	8,200	50
	CARBO Ceramics Inc.	700	49
*	Taser International Inc.	5,600	49
*	Quidel Corp.	2,200	49
*	InterMune Inc.	5,200	49
	Steelcase Inc. Class A	3,800	48
*	Molycorp Inc.	8,200	48
*	Clean Energy Fuels Corp.	3,600	47
*	LogMeIn Inc.	2,100	47
*	Allied Nevada Gold Corp.	4,400	47
*	Key Energy Services Inc.	7,900	47
	Scholastic Corp.	1,700	47
	Nordic American Tankers Ltd.	5,236	47
	AAR Corp.	2,600	46
	Universal Forest Products Inc.	1,200	46
*	Scientific Games Corp. Class A	5,200	46
*	Perficient Inc.	4,400	46
*	Kraton Performance Polymers Inc.	2,000	45
*	Avid Technology Inc.	6,800	45
	First Financial Corp.	1,448	45
	Daktronics Inc.	4,400	44
	Badger Meter Inc.	1,000	44
*	American Public Education Inc.	1,300	44
	Griffon Corp.	4,200	43
*	Liquidity Services Inc.	1,300	43
*	Swift Energy Co.	3,300	43
	Strayer Education Inc.	900	43
*	ITT Educational Services Inc.	2,300	42
*	BPZ Resources Inc.	19,600	42
*	Applied Micro Circuits Corp.	5,600	42
*	Northern Oil and Gas Inc.	3,200	41
*	Entropic Communications Inc.	9,500	40
*	Cardtronics Inc.	1,400	39
*	Sequenom Inc.	9,800	37
*	Sanmina Corp.	2,800	35
*	Barnes & Noble Inc.	1,900	34
*	Dendreon Corp.	7,205	34
*	Huron Consulting Group Inc.	800	33
*	Knight Capital Group Inc. Class A	9,200	33
*	Vocus Inc.	3,800	32
*	Citizens Inc. Class A	4,800	31
*	Central European Media Enterprises Ltd. Class A	8,100	30
*	Molina Healthcare Inc.	900	30
*	Forest Oil Corp.	6,900	29
	Seaboard Corp.	10	27
*	Akorn Inc.	1,800	27
	Heartland Payment Systems Inc.	800	26
	Computer Programs & Systems Inc.	500	26
*	Cloud Peak Energy Inc.	1,300	25
*	Engility Holdings Inc.	673	16
	Primerica Inc.	400	14
	Hyster-Yale Materials Handling Inc.	200	10
	Silver Bay Realty Trust Corp.	3	—
			1,543,653

Total Common Stocks (Cost $2,763,030)			3,284,520

79

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2013

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (2.4%)[1]
Money Market Fund (2.3%)
4,5	Vanguard Market Liquidity Fund	0.142%		76,121,932	76,122

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
6,7	Federal Home Loan Bank Discount Notes	0.140%	5/17/13	1,000	1,000
7,8	Freddie Mac Discount Notes	0.130%	9/16/13	950	949
					1,949
Total Temporary Cash Investments (Cost $78,071)					78,071
Total Investments (101.6%) (Cost $2,841,101)					3,362,591
Other Assets and Liabilities—Net (-1.6%)[5]					(52,297)
Net Assets (100%)					3,310,294

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $57,130,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.7% and 1.9%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2013, the aggregate value of these securities was $14,155,000, representing 0.4% of net assets.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $59,467,000 of collateral received for securities on loan.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
7 Securities with a value of $1,449,000 have been segregated as initial margin for open futures contracts.
8 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

80

© 2013 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA6282 062013

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2013

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)[1]
Australia (6.6%)
Commonwealth Bank of Australia	1,609,311	122,664
Westpac Banking Corp.	3,080,262	108,057
BHP Billiton Ltd.	3,209,444	107,899
Australia & New Zealand Banking Group Ltd.	2,716,205	89,764
National Australia Bank Ltd.	2,297,424	81,072
Woolworths Ltd.	1,226,997	46,343
Wesfarmers Ltd.	1,000,918	45,030
CSL Ltd.	507,458	33,164
Rio Tinto Ltd.	433,678	25,239
Westfield Group	2,053,193	24,836
Woodside Petroleum Ltd.	614,840	23,987
Telstra Corp. Ltd.	4,362,827	22,533
Suncorp Group Ltd.	1,280,009	17,240
QBE Insurance Group Ltd.	1,196,646	16,608
AMP Ltd.	2,929,955	16,421
Brambles Ltd.	1,552,955	14,060
Origin Energy Ltd.	1,080,487	13,833
Macquarie Group Ltd.	333,652	13,574
Newcrest Mining Ltd.	758,725	13,292
Amcor Ltd.	1,207,367	12,400
Santos Ltd.	954,886	12,266
Insurance Australia Group Ltd.	2,007,807	12,122
Transurban Group	1,413,141	9,997
Westfield Retail Trust	2,907,144	9,940
Oil Search Ltd.	1,207,245	9,314
Goodman Group	1,693,857	9,163
AGL Energy Ltd.	550,434	9,064
Coca-Cola Amatil Ltd.	556,959	8,750
Orica Ltd.	364,245	8,638
Stockland	2,121,738	8,527
Aurizon Holdings Ltd.	1,947,816	8,385
GPT Group	1,764,058	7,505
Wesfarmers Ltd. Price Protected Shares	152,450	6,883
ASX Ltd.	170,372	6,643
Mirvac Group	3,334,489	6,123
Lend Lease Group	529,265	5,916
Fortescue Metals Group Ltd.	1,594,928	5,826
Computershare Ltd.	555,156	5,719
WorleyParsons Ltd.	233,522	5,521
Asciano Ltd.	973,171	5,452
Crown Ltd.	405,425	5,425
Dexus Property Group	4,522,590	5,410
Sonic Healthcare Ltd.	381,559	5,244
APA Group	725,183	4,897
Incitec Pivot Ltd.	1,619,278	4,859
Ramsay Health Care Ltd.	142,322	4,726
Tatts Group Ltd.	1,376,234	4,667
CFS Retail Property Trust Group	2,024,044	4,612
James Hardie Industries plc	435,848	4,591
Toll Holdings Ltd.	735,767	4,353
Bendigo and Adelaide Bank Ltd.	367,987	4,223
Cochlear Ltd.	57,806	3,958
Boral Ltd.	746,653	3,876
Metcash Ltd.	901,071	3,824
^ Iluka Resources Ltd.	398,608	3,703
Treasury Wine Estates Ltd.	609,994	3,697
Leighton Holdings Ltd.	175,474	3,644
Federation Centres Ltd.	1,256,379	3,387
ALS Ltd.	322,920	3,283
Bank of Queensland Ltd.	308,536	3,212
Tabcorp Holdings Ltd.	788,942	2,824

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Echo Entertainment Group Ltd.	718,798	2,698
	Caltex Australia Ltd.	117,882	2,633
	Flight Centre Ltd.	64,555	2,556
*	Qantas Airways Ltd.	1,280,517	2,524
*	BlueScope Steel Ltd.	488,980	2,518
	Aristocrat Leisure Ltd.	606,535	2,479
	Commonwealth Property Office Fund	2,022,537	2,430
*	Alumina Ltd.	2,385,901	2,386
	Sydney Airport	645,171	2,315
	Sims Metal Management Ltd.	225,500	2,262
	Harvey Norman Holdings Ltd.	712,513	2,218
	Perpetual Ltd.	48,318	2,065
	Challenger Ltd.	459,847	2,005
	SP AusNet	1,438,090	1,871
	Ansell Ltd.	113,292	1,858
	Downer EDI Ltd.	362,882	1,850
*	Goodman Fielder Ltd.	2,292,579	1,844
	IOOF Holdings Ltd.	201,018	1,839
	DuluxGroup Ltd.	304,148	1,481
	Seven West Media Ltd.	698,180	1,449
	Adelaide Brighton Ltd.	393,956	1,390
	CSR Ltd.	621,667	1,309
^	Whitehaven Coal Ltd.	645,761	1,307
	OZ Minerals Ltd.	288,116	1,291
^	Fairfax Media Ltd.	1,860,283	1,255
	GWA Group Ltd.	464,338	1,248
	Arrium Ltd.	1,384,690	1,224
	Envestra Ltd.	1,016,218	1,105
	Platinum Asset Management Ltd.	194,805	1,021
	Australand Property Group	260,411	1,012
*	Shopping Centres Australasia Property Group	522,999	878
^,*	Lynas Corp. Ltd.	1,651,832	866
^,*	Paladin Energy Ltd.	1,045,714	823
	New Hope Corp. Ltd.	199,489	774
	Nufarm Ltd.	161,974	706
	Macquarie Atlas Roads Group	380,603	663
	Atlas Iron Ltd.	756,096	658
*	Ten Network Holdings Ltd.	1,482,444	477
^,*	Aquila Resources Ltd.	132,264	254
*	Energy Resources of Australia Ltd.	146,975	157
*	Gunns Ltd.	649,105	108
			1,159,992
Austria (0.2%)
*	Erste Group Bank AG	274,037	8,589
	OMV AG	162,793	7,647
	IMMOFINANZ AG	1,099,748	4,497
	Andritz AG	68,097	4,435
	Voestalpine AG	111,080	3,483
	Telekom Austria AG	338,391	2,321
	Raiffeisen Bank International AG	61,794	2,181
	Vienna Insurance Group AG Wiener Versicherung Gruppe	38,909	2,061
	Verbund AG	65,027	1,424
	Strabag SE	26,268	605
			37,243
Belgium (0.8%)
^	Anheuser-Busch InBev NV	790,270	75,922
	KBC Groep NV	222,328	8,702
^	Ageas	230,039	8,425
	Solvay SA Class A	56,802	8,322
*	UCB SA	118,955	7,021
	Delhaize Group SA	101,952	6,379
^	Groupe Bruxelles Lambert SA	76,735	5,939
	Umicore SA	108,843	5,044

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Colruyt SA	71,430	3,608
^	Belgacom SA	147,835	3,404
	Telenet Group Holding NV	52,628	2,830
			135,596
Brazil (2.9%)
	Petroleo Brasileiro SA ADR Type A	1,929,480	38,532
	Banco Bradesco SA ADR	2,134,235	35,407
	Itau Unibanco Holding SA ADR	2,100,061	35,344
	Petroleo Brasileiro SA ADR	1,424,975	27,288
	Cia de Bebidas das Americas ADR	567,975	23,866
	Vale SA Class B ADR	1,338,410	21,763
	BRF SA	826,262	20,500
	Vale SA Class B ADR	939,050	16,048
	Banco do Brasil SA	1,076,886	13,564
	BM&FBovespa SA	1,866,629	12,950
	Itausa - Investimentos Itau SA Prior Pfd.	2,458,166	12,163
	Banco Bradesco SA	703,923	12,057
	Vale SA Prior Pfd.	712,646	11,573
	Cia de Bebidas das Americas Prior Pfd.	248,575	10,399
	Ultrapar Participacoes SA	388,737	10,336
	Cielo SA	355,892	9,381
	CCR SA	851,453	8,328
	Petroleo Brasileiro SA	851,132	8,142
	Banco Santander Brasil SA	935,076	6,866
	Vale SA	391,790	6,687
	Souza Cruz SA	376,372	5,785
	Embraer SA ADR	150,040	5,241
	Cia de Bebidas das Americas	127,706	5,240
	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	90,672	5,038
	Telefonica Brasil SA Prior Pfd.	185,591	4,927
*	BR Malls Participacoes SA	416,113	4,908
	Cia Energetica de Minas Gerais ADR	365,221	4,686
	Gerdau SA ADR	596,538	4,683
	Cia de Saneamento Basico do Estado de Sao Paulo	311,817	4,390
	Petroleo Brasileiro SA Prior Pfd.	433,739	4,329
	Lojas Renner SA	112,082	4,255
	Natura Cosmeticos SA	168,431	4,221
	Lojas Americanas SA Prior Pfd.	421,312	3,677
	Klabin SA Prior Pfd.	548,384	3,670
	Tractebel Energia SA	205,808	3,658
	Itau Unibanco Holding SA	211,900	3,590
*	Hypermarcas SA	428,433	3,422
	Cosan SA Industria e Comercio	130,234	3,072
	WEG SA	225,456	2,984
	Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd.	54,266	2,980
	CPFL Energia SA	274,034	2,932
	Telefonica Brasil SA ADR	109,857	2,920
	Cia Hering	142,614	2,905
	CETIP SA - Mercados Organizados	242,720	2,865
	Itau Unibanco Holding SA Prior Pfd.	167,480	2,809
	Bradespar SA Prior Pfd.	210,168	2,666
	JBS SA	838,274	2,644
	Raia Drogasil SA	243,870	2,619
	Metalurgica Gerdau SA Prior Pfd. Class A	259,329	2,581
	Localiza Rent a Car SA	144,013	2,559
*	Cyrela Brazil Realty SA Empreendimentos e Participacoes	268,671	2,426
*	Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	460,554	2,279
	Gerdau SA Prior Pfd.	282,486	2,210
	All America Latina Logistica SA	433,416	2,192
	BR Properties SA	195,147	2,163
	Cia Siderurgica Nacional SA ADR	500,078	2,000
	M Dias Branco SA	44,662	1,997
*	Fibria Celulose SA	184,300	1,960
	Multiplan Empreendimentos Imobiliarios SA	68,400	1,952

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Duratex SA	251,878	1,892
	Totvs SA	100,162	1,883
	Cia Paranaense de Energia ADR	98,800	1,763
*	Tim Participacoes SA ADR	81,069	1,691
	Oi SA ADR	652,175	1,559
	Arteris SA	135,598	1,502
	Grupo BTG Pactual	88,589	1,460
	Cia Energetica de Sao Paulo Prior Pfd.	133,834	1,415
	PDG Realty SA Empreendimentos e Participacoes	1,155,400	1,305
*	BB Seguridade Participacoes SA	153,514	1,303
	Porto Seguro SA	103,512	1,284
	Lojas Americanas SA	157,396	1,263
	MRV Engenharia e Participacoes SA	292,300	1,258
	EDP - Energias do Brasil SA	205,100	1,252
	Centrais Eletricas Brasileiras SA	452,199	1,223
	EcoRodovias Infraestrutura e Logistica SA	140,900	1,220
	Centrais Eletricas Brasileiras SA Prior Pfd.	225,876	1,173
	AES Tiete SA Prior Pfd.	112,916	1,145
	Braskem SA ADR	63,038	1,113
*	OGX Petroleo e Gas Participacoes SA	1,088,092	1,099
	BRF SA ADR	42,343	1,051
	Gerdau SA	147,684	1,011
	Sul America SA	131,788	985
	Oi SA Prior Pfd.	399,425	978
	Embraer SA	101,400	884
	Cia Siderurgica Nacional SA	217,400	862
*	Tim Participacoes SA	200,830	839
*	Usinas Siderurgicas de Minas Gerais SA	161,520	812
	Light SA	81,164	810
	Multiplus SA	47,623	785
	Cia Energetica de Minas Gerais	61,202	772
	Oi SA	225,021	655
*	MPX Energia SA	127,329	543
	Cia de Transmissao de Energia Eletrica Paulista Prior Pfd.	29,200	511
	AES Tiete SA	50,500	465
	Guararapes Confeccoes SA	7,677	400
	Cia Energetica de Minas Gerais Prior Pfd.	28,186	359
*	MMX Mineracao e Metalicos SA	301,637	353
	Cia de Gas de Sao Paulo Prior Pfd. Class A	12,751	343
*	Braskem SA Prior Pfd.	33,000	287
	Banco Bradesco SA Prior Pfd.	9,198	151
	Oi SA ADR	46,556	132
	Cia Paranaense de Energia Prior Pfd.	4,200	75
*	Cia Brasileira de Distribuicao Grupo Pao de Acucar Rights Exp. 05/21/2013	61	—
			514,495
Canada (6.4%)
	Royal Bank of Canada	1,424,890	85,964
	Toronto-Dominion Bank	901,892	73,937
	Bank of Nova Scotia	1,168,434	67,372
	Suncor Energy Inc.	1,531,225	47,740
^	Bank of Montreal	644,453	40,422
	Canadian National Railway Co.	380,736	37,274
	Potash Corp. of Saskatchewan Inc.	856,665	36,054
	Enbridge Inc.	743,247	35,368
	TransCanada Corp.	696,967	34,549
	Canadian Imperial Bank of Commerce	401,757	32,130
	Canadian Natural Resources Ltd.	1,086,585	31,871
^	Manulife Financial Corp.	1,797,981	26,574
	Goldcorp Inc.	800,432	23,692
^	Brookfield Asset Management Inc. Class A	584,109	22,548
	Cenovus Energy Inc.	743,787	22,259
*	Valeant Pharmaceuticals International Inc.	282,538	21,454
	Barrick Gold Corp.	993,926	19,593
	Canadian Pacific Railway Ltd.	148,543	18,513

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Sun Life Financial Inc.	591,489	16,686
^	Crescent Point Energy Corp.	370,059	14,135
	Magna International Inc.	225,812	13,583
	Encana Corp.	714,467	13,170
	Agrium Inc.	142,363	13,050
	Thomson Reuters Corp.	386,841	12,959
	Teck Resources Ltd. Class B	477,095	12,692
	Talisman Energy Inc.	990,711	11,879
	National Bank of Canada	156,685	11,843
*	Catamaran Corp.	200,732	11,590
	BCE Inc.	245,666	11,507
	Imperial Oil Ltd.	261,472	10,402
	First Quantum Minerals Ltd.	586,005	10,232
	Power Corp. of Canada	371,760	10,011
^	Pembina Pipeline Corp.	287,799	9,447
	Shoppers Drug Mart Corp.	209,159	9,368
	Shaw Communications Inc. Class B	398,900	9,083
	Yamana Gold Inc.	724,965	8,974
	Canadian Oil Sands Ltd.	455,841	8,954
^,*	Research In Motion Ltd.	534,590	8,756
	Silver Wheaton Corp.	349,038	8,533
	Tim Hortons Inc.	153,322	8,306
*	CGI Group Inc. Class A	254,278	8,052
^	ARC Resources Ltd.	286,460	8,007
	Husky Energy Inc.	275,147	7,953
	Fairfax Financial Holdings Ltd.	19,510	7,827
	Alimentation Couche Tard Inc. Class B	126,033	7,657
	Intact Financial Corp.	124,125	7,565
	Great-West Lifeco Inc.	278,027	7,551
	Power Financial Corp.	254,980	7,532
	Cameco Corp.	385,860	7,522
	TELUS Corp.	201,640	7,255
	Saputo Inc.	137,590	7,084
	Rogers Communications Inc. Class B	142,568	7,032
	Pacific Rubiales Energy Corp.	318,716	6,739
	Canadian Utilities Ltd. Class A	80,621	6,636
	SNC-Lavalin Group Inc.	151,302	6,530
	Metro Inc.	95,900	6,504
	Franco-Nevada Corp.	143,309	6,239
	Fortis Inc.	178,000	6,175
	Kinross Gold Corp.	1,106,323	6,029
	Bombardier Inc. Class B	1,433,316	5,691
	Eldorado Gold Corp.	695,084	5,499
^	Canadian Tire Corp. Ltd. Class A	74,402	5,480
	Agnico Eagle Mines Ltd.	163,295	5,271
	IGM Financial Inc.	109,966	4,900
	CI Financial Corp.	174,500	4,886
^	Loblaw Cos. Ltd.	114,139	4,843
	Brookfield Office Properties Inc.	250,170	4,606
*	MEG Energy Corp.	153,400	4,388
	George Weston Ltd.	55,540	4,279
	RioCan REIT	143,683	4,209
	Penn West Petroleum Ltd.	453,122	4,183
	Finning International Inc.	163,060	3,519
	TransAlta Corp.	235,443	3,461
^,*	Turquoise Hill Resources Ltd.	390,634	2,753
	IAMGOLD Corp.	375,468	2,016
*	Osisko Mining Corp.	405,453	1,710
^	Bell Aliant Inc.	63,073	1,687
	Bombardier Inc. Class A	47,233	187
			1,131,931
Chile (0.4%)
*	Cencosud SA	1,165,483	6,582
	Empresas CMPC SA	1,505,979	5,564

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2013

		Market
		Value
	Shares	($000)
SACI Falabella	471,008	5,386
Empresa Nacional de Electricidad SA ADR	100,305	5,347
Empresas COPEC SA	370,996	5,317
Latam Airlines Group SA	236,625	4,889
Banco de Chile	30,777,057	4,800
Sociedad Quimica y Minera de Chile SA ADR	89,957	4,452
Enersis SA ADR	215,741	4,073
Enersis SA	8,755,222	3,300
Banco Santander Chile ADR	117,124	3,120
Banco de Credito e Inversiones	37,658	2,703
CAP SA	73,591	2,320
Aguas Andinas SA Class A	2,859,543	2,277
Colbun SA	6,576,744	2,025
Corpbanca SA	147,803,827	2,024
Sociedad Matriz Banco de Chile Class B	4,677,214	1,847
Cia Cervecerias Unidas SA	104,655	1,811
ENTEL Chile SA	79,345	1,530
Embotelladora Andina SA Prior Pfd.	220,195	1,496
AES Gener SA	2,041,405	1,482
Latam Airlines Group SA	72,072	1,477
Banco Santander Chile	15,222,058	1,016
Empresa Nacional de Electricidad SA	350,630	622
* Banco de Chile	2,085,325	313
Sociedad Quimica y Minera de Chile SA Prior Pfd. Class B	1,990	99
		75,872
China (4.0%)
China Construction Bank Corp.	71,456,277	59,974
China Mobile Ltd.	5,158,704	56,739
Industrial & Commercial Bank of China Ltd.	71,371,500	50,310
Bank of China Ltd.	74,565,541	34,937
Tencent Holdings Ltd.	910,072	31,396
CNOOC Ltd.	15,930,536	29,839
PetroChina Co. Ltd.	21,004,000	26,772
China Petroleum & Chemical Corp.	19,530,000	21,553
China Life Insurance Co. Ltd.	7,413,000	20,504
Ping An Insurance Group Co. of China Ltd.	1,894,938	15,040
China Overseas Land & Investment Ltd.	3,879,760	11,846
China Shenhua Energy Co. Ltd.	3,301,500	11,707
Agricultural Bank of China Ltd.	22,050,715	10,567
Want Want China Holdings Ltd.	6,327,805	10,052
Belle International Holdings Ltd.	5,198,839	8,499
China Merchants Bank Co. Ltd.	3,769,446	8,052
China Telecom Corp. Ltd.	15,548,000	7,966
China Pacific Insurance Group Co. Ltd.	2,207,520	7,956
Hengan International Group Co. Ltd.	728,017	7,536
China Minsheng Banking Corp. Ltd.	5,587,300	7,188
Bank of Communications Co. Ltd.	8,966,220	7,140
China Unicom Hong Kong Ltd.	4,492,123	6,477
China Resources Power Holdings Co. Ltd.	1,856,400	6,078
Kunlun Energy Co. Ltd.	3,028,000	5,934
Tingyi Cayman Islands Holding Corp.	2,143,667	5,931
China Resources Land Ltd.	1,866,883	5,658
Lenovo Group Ltd.	5,949,966	5,443
China Communications Construction Co. Ltd.	4,586,000	4,402
Anhui Conch Cement Co. Ltd.	1,211,000	4,397
ENN Energy Holdings Ltd.	748,000	4,331
Huaneng Power International Inc.	3,732,000	4,324
China Resources Enterprise Ltd.	1,252,000	4,298
China CITIC Bank Corp. Ltd.	7,549,843	4,260
Great Wall Motor Co. Ltd.	960,250	4,172
China Merchants Holdings International Co. Ltd.	1,302,893	4,133
PICC Property & Casualty Co. Ltd.	3,136,940	4,037
Beijing Enterprises Holdings Ltd.	536,300	4,015
China Mengniu Dairy Co. Ltd.	1,377,000	3,876

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Sun Art Retail Group Ltd.	2,681,055	3,749
	Dongfeng Motor Group Co. Ltd.	2,392,000	3,574
	Inner Mongolia Yitai Coal Co. Ltd. Class B	677,505	3,535
	China Coal Energy Co. Ltd.	4,071,000	3,143
	Tsingtao Brewery Co. Ltd.	460,000	3,086
	Sino-Ocean Land Holdings Ltd.	4,526,685	2,988
	China National Building Material Co. Ltd.	2,514,400	2,977
*	Brilliance China Automotive Holdings Ltd.	2,366,000	2,903
	China Oilfield Services Ltd.	1,434,000	2,835
	Shimao Property Holdings Ltd.	1,299,594	2,805
	China Gas Holdings Ltd.	2,827,592	2,790
^,*	Byd Co. Ltd.	738,600	2,644
	Evergrande Real Estate Group Ltd.	6,440,336	2,635
	Jiangxi Copper Co. Ltd.	1,292,000	2,522
	China Vanke Co. Ltd. Class B	1,228,939	2,506
	China Railway Group Ltd.	4,744,000	2,504
	Kingboard Chemical Holdings Ltd.	810,500	2,207
	COSCO Pacific Ltd.	1,648,578	2,190
	China Longyuan Power Group Corp.	2,383,000	2,189
	China State Construction International Holdings Ltd.	1,480,000	2,159
	Sinopharm Group Co. Ltd.	682,800	2,035
	China Railway Construction Corp. Ltd.	1,976,574	1,998
	Geely Automobile Holdings Ltd.	3,930,000	1,981
	Yanzhou Coal Mining Co. Ltd.	1,894,910	1,980
	Air China Ltd.	2,426,000	1,967
	Yuexiu Property Co. Ltd.	6,488,000	1,923
	Datang International Power Generation Co. Ltd.	4,304,000	1,898
	CITIC Securities Co. Ltd.	818,000	1,859
	Country Garden Holdings Co. Ltd.	3,147,287	1,783
	China Resources Gas Group Ltd.	628,000	1,763
^,*,2	People's Insurance Co. Group of China Ltd.	3,330,000	1,746
^,*	Aluminum Corp. of China Ltd.	4,556,000	1,739
	Guangzhou Automobile Group Co. Ltd.	2,069,558	1,711
	Guangdong Investment Ltd.	1,758,000	1,702
	Agile Property Holdings Ltd.	1,310,000	1,698
	Longfor Properties Co. Ltd.	1,014,500	1,697
	Guangzhou R&F Properties Co. Ltd.	920,400	1,670
	Weichai Power Co. Ltd.	458,200	1,601
	Haitong Securities Co. Ltd.	1,072,000	1,564
	SOHO China Ltd.	1,805,000	1,560
^	Zijin Mining Group Co. Ltd.	5,236,000	1,553
*	GOME Electrical Appliances Holding Ltd.	15,123,357	1,523
	Shandong Weigao Group Medical Polymer Co. Ltd.	1,560,000	1,503
	Shanghai Industrial Holdings Ltd.	472,000	1,500
^,*	Semiconductor Manufacturing International Corp.	20,218,000	1,473
*	Greentown China Holdings Ltd.	755,121	1,468
	New China Life Insurance Co. Ltd.	392,700	1,464
^	CITIC Pacific Ltd.	1,205,000	1,461
	Chongqing Rural Commercial Bank	2,656,000	1,449
	Shenzhen International Holdings Ltd.	11,030,000	1,438
^	GCL-Poly Energy Holdings Ltd.	6,939,000	1,410
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	1,348,205	1,353
^	Golden Eagle Retail Group Ltd.	765,000	1,348
*	Haier Electronics Group Co. Ltd.	747,215	1,336
	China Communications Services Corp. Ltd.	1,814,800	1,330
	Zhuzhou CSR Times Electric Co. Ltd.	479,000	1,328
	Shanghai Electric Group Co. Ltd.	3,774,000	1,326
	Fosun International Ltd.	1,838,500	1,310
	Jiangsu Expressway Co. Ltd.	1,164,000	1,275
^	Chow Tai Fook Jewellery Group Ltd.	941,000	1,269
	Lee & Man Paper Manufacturing Ltd.	1,665,200	1,242
*	China Taiping Insurance Holdings Co. Ltd.	728,000	1,242
	Chongqing Changan Automobile Co. Ltd. Class B	929,261	1,197
	Zhejiang Expressway Co. Ltd.	1,512,000	1,189

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	China Everbright Ltd.	744,000	1,186
^,*	China Yurun Food Group Ltd.	1,961,000	1,170
	Uni-President China Holdings Ltd.	1,062,752	1,156
^	CSR Corp. Ltd.	1,740,000	1,149
	Shenzhou International Group Holdings Ltd.	380,944	1,104
^,*	Hopson Development Holdings Ltd.	656,000	1,096
	Franshion Properties China Ltd.	3,168,000	1,082
	China Southern Airlines Co. Ltd.	1,995,000	1,052
*	Poly Property Group Co. Ltd.	1,499,000	1,046
	Beijing Capital International Airport Co. Ltd.	1,466,000	1,018
	Shenzhen Investment Ltd.	2,414,808	1,015
	China Resources Cement Holdings Ltd.	1,744,000	1,007
	Nine Dragons Paper Holdings Ltd.	1,155,331	1,005
	New World China Land Ltd.	2,275,400	1,002
^	ZTE Corp.	592,226	1,000
	Shougang Fushan Resources Group Ltd.	2,524,000	988
	China Agri-Industries Holdings Ltd.	1,999,200	983
	Shanghai Pharmaceuticals Holding Co. Ltd.	472,300	974
^	Huabao International Holdings Ltd.	2,073,000	953
^,*	China COSCO Holdings Co. Ltd.	2,245,800	952
	China BlueChemical Ltd.	1,536,000	938
	Wumart Stores Inc.	531,094	931
	China International Marine Containers Group Co. Ltd.	577,220	924
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	194,484	888
	Zhaojin Mining Industry Co. Ltd.	776,000	868
^	Shui On Land Ltd.	2,594,400	860
^,*	China Shipping Container Lines Co. Ltd.	3,570,700	854
	BBMG Corp.	1,043,000	840
*	Huadian Power International Co.	1,358,000	746
^	Anta Sports Products Ltd.	877,000	736
	Sinopec Shanghai Petrochemical Co. Ltd.	2,106,000	726
	Far East Horizon Ltd.	1,064,445	725
	KWG Property Holding Ltd.	1,037,500	717
*	Guangzhou Pharmaceutical Co. Ltd.	212,000	696
^	China National Materials Co. Ltd.	2,733,000	678
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	472,990	650
	Guangshen Railway Co. Ltd.	1,274,000	643
	Parkson Retail Group Ltd.	1,178,500	638
	Zhongsheng Group Holdings Ltd.	455,500	634
*	China Eastern Airlines Corp. Ltd.	1,440,000	579
^	Bosideng International Holdings Ltd.	2,166,000	570
	Travelsky Technology Ltd.	894,000	569
^,*	Renhe Commercial Holdings Co. Ltd.	8,412,000	532
	Zhejiang Southeast Electric Power Co. Class B	632,700	527
^,*	Li Ning Co. Ltd.	947,250	524
^,*	Angang Steel Co. Ltd.	876,000	518
	CSG Holding Co. Ltd. Class B	717,312	515
*	China Zhongwang Holdings Ltd.	1,482,800	495
	China Travel International Inv HK	2,418,000	493
	China Foods Ltd.	934,000	477
^,*	Metallurgical Corp. of China Ltd.	2,208,000	451
	China Merchants Property Development Co. Ltd. Class B	144,550	448
^	China Shipping Development Co. Ltd.	1,028,000	442
	China Molybdenum Co. Ltd.	1,139,000	442
	Guangdong Electric Power Development Co. Ltd. Class B	654,360	425
	Hopewell Highway Infrastructure Ltd.	855,100	422
^	China Rongsheng Heavy Industries Group Holdings Ltd.	2,784,229	406
^	Dongfang Electric Corp. Ltd.	274,000	386
	China Dongxiang Group Co.	2,186,000	375
	Weifu High-Technology Group Co. Ltd. Class B	98,200	363
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	996,370	359
^,*	Maanshan Iron & Steel	1,428,000	353
	Sinofert Holdings Ltd.	1,623,153	353
	Sinotruk Hong Kong Ltd.	631,500	352

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Dazhong Transportation Group Co. Ltd. Class B	547,900	337
	Harbin Electric Co. Ltd.	432,000	332
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	335,200	319
	Kingboard Laminates Holdings Ltd.	686,500	308
^	Sany Heavy Equipment International Holdings Co. Ltd.	711,000	286
	Sinotrans Ltd.	1,258,000	270
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	143,700	248
	Hutchison Harbour Ring Ltd.	2,988,000	243
*	CITIC Resources Holdings Ltd.	1,886,690	239
^	Sinopec Yizheng Chemical Fibre Co. Ltd.	1,056,000	236
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	242,110	231
^	Xinjiang Goldwind Science & Technology Co. Ltd.	378,400	230
	Shenzhen Expressway Co. Ltd.	552,000	227
	Anhui Gujing Distillery Co. Ltd. Class B	95,400	225
*	Shanghai Haixin Group Co. Class B	462,434	223
	Shandong Chenming Paper Holdings Ltd. Class B	476,500	221
	Anhui Expressway Co.	376,000	209
	Sichuan Expressway Co. Ltd.	674,000	207
^	Lianhua Supermarket Holdings Co. Ltd.	340,200	207
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	137,100	206
*	BOE Technology Group Co. Ltd. Class B	858,720	205
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	402,235	201
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	200,391	201
	Jiangling Motors Corp. Ltd. Class B	69,000	176
	Shanghai Friendship Group Inc. Co. Class B	139,590	161
*	Guangzhou Shipyard International Co. Ltd.	176,800	157
	Beijing North Star Co. Ltd.	620,000	154
	Foshan Electrical and Lighting Co. Ltd. Class B	198,820	141
	Bengang Steel Plates Co. Class B	372,700	132
	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	124,100	131
*	Chaoda Modern Agriculture Holdings Ltd.	2,603,884	121
	Shandong Chenming Paper Holdings Ltd.	311,500	121
	Tianjin Capital Environmental Protection Group Co. Ltd.	286,000	101
	Double Coin Holdings Ltd. Class B	132,000	100
^,*	Shui On Land Ltd. Rights Exp. 05/08/2013	864,800	91
*	Huadian Energy Co. Ltd. Class B	299,100	84
*	Jinzhou Port Co. Ltd. Class B	211,860	80
			706,509
Colombia (0.2%)
	Ecopetrol SA	4,855,955	11,680
	Bancolombia SA ADR	145,853	9,884
	Grupo de Inversiones Suramericana SA	231,866	4,891
	Almacenes Exito SA	221,271	3,627
	Grupo de Inversiones Suramericana SA Prior Pfd.	88,153	1,856
	Corp Financiera Colombiana SA	77,428	1,498
	Grupo Aval Acciones y Valores Prior Pfd.	1,962,655	1,377
	Cementos Argos SA	284,328	1,270
	Interconexion Electrica SA ESP	261,622	1,204
	Grupo Argos SA Prior Pfd.	88,141	973
*	Isagen SA ESP	687,241	956
			39,216
Czech Republic (0.1%)
	CEZ AS	181,486	5,265
^	Komercni Banka AS	15,827	3,031
	Telefonica Czech Republic AS	124,094	1,795
			10,091
Denmark (0.8%)
	Novo Nordisk A/S Class B	394,709	69,479
*	Danske Bank A/S	778,664	14,745
	Carlsberg A/S Class B	114,827	10,675
	AP Moeller - Maersk A/S Class B	1,340	9,542
	Novozymes A/S	248,680	8,607
	TDC A/S	738,713	5,995

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Coloplast A/S Class B	98,576	5,364
	AP Moeller - Maersk A/S Class A	695	4,757
	DSV A/S	178,826	4,504
	Chr Hansen Holding A/S	92,156	3,326
	FLSmidth & Co. A/S	44,918	2,618
	Tryg A/S	20,095	1,742
*	William Demant Holding A/S	20,784	1,664
^	H Lundbeck A/S	50,677	1,015
	Rockwool International A/S Class B	6,226	824
*	Vestas Wind Systems A/S	1,252	11
			144,868
Egypt (0.0%)
	Commercial International Bank Egypt SAE	552,847	2,439
	Egyptian Kuwaiti Holding Co. SAE	792,753	927
*	Talaat Moustafa Group	1,444,739	822
*	Egyptian Financial Group-Hermes Holding	451,182	648
	Telecom Egypt Co.	310,160	565
	Ezz Steel	349,074	465
	Sidi Kerir Petrochemicals Co.	165,354	294
	ElSwedy Electric Co.	90,127	255
	Alexandria Mineral Oils Co.	21,413	211
*	Orascom Telecom Holding SAE GDR	4,672	16
			6,642
Exchange-Traded Fund (0.1%)
3	Vanguard FTSE Emerging Markets ETF	588,466	25,751

Finland (0.5%)
	Sampo	466,150	18,653
	Kone Oyj Class B	186,966	16,526
^	Nokia Oyj	3,617,146	12,152
	Wartsila OYJ Abp	180,162	8,859
	Fortum Oyj	435,818	8,101
	Metso Oyj	148,076	6,101
	Nokian Renkaat Oyj	125,495	5,451
^	UPM-Kymmene Oyj	513,107	5,402
	Stora Enso Oyj	515,945	3,598
^	Neste Oil Oyj	153,255	2,393
	Kesko Oyj Class B	55,840	1,677
*	Outokumpu Oyj	10,752	8
			88,921
France (6.3%)
	Sanofi	1,132,443	122,435
	Total SA	2,031,546	102,262
	BNP Paribas SA	976,686	54,458
	Danone SA	564,691	43,068
	LVMH Moet Hennessy Louis Vuitton SA	247,740	42,930
*	L'Oreal SA	233,684	41,710
	Air Liquide SA	311,269	39,437
	Schneider Electric SA	517,008	39,415
	AXA SA	1,730,692	32,410
	European Aeronautic Defence and Space Co. NV	578,441	30,560
	Vivendi SA	1,315,784	29,805
	GDF Suez	1,304,091	27,960
^	Unibail-Rodamco SE	94,893	24,806
	Pernod-Ricard SA	196,348	24,322
*	Societe Generale SA	656,002	23,831
	Vinci SA	462,835	22,312
	Essilor International SA	195,089	21,981
	France Telecom SA	1,784,942	19,062
	Carrefour SA	578,211	17,172
	PPR	73,099	16,102
	Cie Generale des Etablissements Michelin	181,117	15,316
	Cie de St-Gobain	372,642	14,924
	Lafarge SA	180,755	11,702

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	ArcelorMittal	927,479	11,464
	Renault SA	164,912	11,381
	Technip SA	105,013	11,264
	Safran SA	224,381	11,030
	Publicis Groupe SA	152,755	10,622
	Legrand SA	226,920	10,590
	SES	294,347	9,180
*	Credit Agricole SA	998,988	9,151
	Christian Dior SA	52,047	9,084
	Alstom SA	217,387	8,928
	Dassault Systemes SA	61,998	7,569
	Sodexo	89,012	7,444
	Cap Gemini SA	149,312	6,884
	Bureau Veritas SA	54,565	6,686
	Edenred	198,574	6,615
	Gemalto NV	80,413	6,573
	Electricite de France SA	260,395	5,830
	Accor SA	172,048	5,697
	STMicroelectronics NV	647,580	5,635
	Casino Guichard Perrachon SA	51,584	5,580
	Vallourec SA	116,109	5,573
	Iliad SA	22,829	5,224
	Veolia Environnement SA	374,679	5,183
	Arkema SA	50,551	4,739
	Zodiac Aerospace	37,751	4,736
	Valeo SA	78,586	4,572
	Eutelsat Communications SA	126,048	4,554
	Thales SA	103,515	4,498
	Lagardere SCA	120,191	4,467
	Bouygues SA	159,700	4,462
	SCOR SE	139,012	4,219
	Klepierre	94,254	4,000
	Natixis	891,126	3,906
	Groupe Eurotunnel SA	458,693	3,843
	Wendel SA	34,571	3,747
*	Cie Generale de Geophysique - Veritas	172,334	3,728
	Suez Environnement Co.	253,502	3,638
	AtoS	52,187	3,636
	Aeroports de Paris	39,458	3,571
	Rexel SA	150,433	3,313
*	Alcatel-Lucent	2,218,941	3,056
	Hermes International	8,911	3,009
	Societe BIC SA	26,888	2,867
	CNP Assurances	184,434	2,614
	Remy Cointreau SA	21,500	2,503
^	Fonciere Des Regions	31,223	2,491
	Imerys SA	35,536	2,340
	Bollore SA	5,405	2,278
^	Gecina SA	18,285	2,203
^	ICADE	22,769	2,105
^,*	Peugeot SA	243,979	1,953
	SEB SA	26,268	1,905
	JCDecaux SA	66,268	1,823
	Eiffage SA	38,614	1,712
	Eurazeo	31,787	1,687
*	Air France-KLM	162,405	1,645
	BioMerieux	17,203	1,637
	Eramet	12,522	1,344
	Societe Television Francaise 1	105,074	1,110
	Ipsen SA	30,739	1,100
	Euler Hermes SA	10,953	1,047
			1,113,225
Germany (5.6%)
^	Bayer AG	827,014	86,461

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
^	BASF SE	923,204	86,424
	Siemens AG	823,545	86,050
	SAP AG	893,874	71,261
	Allianz SE	455,335	67,353
	Daimler AG	995,569	55,199
	Deutsche Bank AG	930,944	42,854
	Deutsche Telekom AG	2,981,307	35,311
	Linde AG	183,282	34,703
^	E.ON SE	1,825,052	33,144
^	Muenchener Rueckversicherungs AG	158,050	31,658
	Bayerische Motoren Werke AG	322,063	29,781
^	Volkswagen AG Prior Pfd.	143,207	29,082
^	Adidas AG	208,298	21,781
	Deutsche Post AG	866,268	20,592
^	RWE AG	478,633	17,250
	Henkel AG & Co. KGaA Prior Pfd.	173,616	16,391
	Fresenius Medical Care AG & Co. KGaA	215,791	14,867
	Fresenius SE & Co. KGaA	102,559	12,866
^	Porsche Automobil Holding SE Prior Pfd.	147,544	11,586
*	Continental AG	95,812	11,397
	Deutsche Boerse AG	180,216	11,263
	HeidelbergCement AG	139,530	10,072
	Beiersdorf AG	110,233	9,985
	Henkel AG & Co. KGaA	122,852	9,630
^	Merck KGaA	61,792	9,414
	Brenntag AG	48,388	8,263
	Infineon Technologies AG	1,043,438	8,254
	K&S AG	185,844	8,227
	Kabel Deutschland Holding AG	83,254	7,903
*	ThyssenKrupp AG	371,927	6,743
	GEA Group AG	184,305	6,245
^	Volkswagen AG	29,377	5,724
	Lanxess AG	77,762	5,679
*	Commerzbank AG	408,833	5,518
^	Metro AG	163,524	5,107
^	Hannover Rueckversicherung SE	60,037	5,080
	Deutsche Lufthansa AG	234,027	4,686
*	MAN SE	39,688	4,453
*	QIAGEN NV	224,116	4,443
^	Bilfinger SE	37,223	3,736
^	MTU Aero Engines Holding AG	33,265	3,151
	Hugo Boss AG	23,923	2,788
	Fuchs Petrolub AG	34,929	2,662
	United Internet AG	92,198	2,532
	Suedzucker AG	57,852	2,334
	Fraport AG Frankfurt Airport Services Worldwide	38,732	2,317
*	TUI AG	211,095	2,242
*	Hochtief AG	31,072	2,162
^	Software AG	56,208	1,970
	Celesio AG	94,646	1,874
^	Axel Springer AG	42,687	1,801
	Salzgitter AG	43,057	1,695
^,*	Puma SE	5,172	1,604
	Fuchs Petrolub AG Prior Pfd.	17,814	1,504
^	Wacker Chemie AG	17,020	1,303
	Fielmann AG	10,893	1,051
*	Deutsche Postbank AG	15,065	653
^,*	Generali Deutschland Holding AG	3,698	494
	SMA Solar Technology AG	300	7
			990,580
Greece (0.0%)
*	Hellenic Telecommunications Organization SA ADR	934,607	4,009

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Hellenic Petroleum SA	92,718	1,026
			5,035
Hong Kong (2.4%)
	AIA Group Ltd.	11,933,481	53,086
	Hutchison Whampoa Ltd.	2,365,722	25,737
	Sun Hung Kai Properties Ltd.	1,532,639	22,162
	Cheung Kong Holdings Ltd.	1,315,331	19,851
	Hong Kong Exchanges and Clearing Ltd.	1,144,700	19,306
	Hong Kong & China Gas Co. Ltd.	5,094,351	15,345
	Jardine Matheson Holdings Ltd.	233,146	15,145
	CLP Holdings Ltd.	1,532,757	13,519
	Wharf Holdings Ltd.	1,469,275	13,124
	Power Assets Holdings Ltd.	1,318,312	12,891
	Hang Seng Bank Ltd.	746,300	12,501
	Sands China Ltd.	2,346,800	12,339
	BOC Hong Kong Holdings Ltd.	3,569,882	12,302
	Link REIT	2,132,843	12,091
*	Galaxy Entertainment Group Ltd.	1,967,000	8,831
	Hang Lung Properties Ltd.	2,243,000	8,733
	Swire Pacific Ltd. Class A	676,441	8,608
	Hongkong Land Holdings Ltd.	1,171,265	8,528
	Jardine Strategic Holdings Ltd.	209,000	8,161
	Li & Fung Ltd.	6,033,555	7,831
	Henderson Land Development Co. Ltd.	937,666	6,804
	New World Development Co. Ltd.	3,733,705	6,527
	MTR Corp. Ltd.	1,368,000	5,647
	Bank of East Asia Ltd.	1,307,607	5,388
	Hang Lung Group Ltd.	902,741	5,329
	Sino Land Co. Ltd.	2,967,600	4,890
	SJM Holdings Ltd.	1,905,000	4,809
	Wheelock & Co. Ltd.	766,000	4,269
	Swire Properties Ltd.	1,113,900	3,983
	AAC Technologies Holdings Inc.	803,000	3,931
*	Wynn Macau Ltd.	1,272,900	3,871
	Hysan Development Co. Ltd.	751,000	3,730
	Techtronic Industries Co.	1,451,000	3,477
	Cheung Kong Infrastructure Holdings Ltd.	475,000	3,450
	Kerry Properties Ltd.	680,000	3,085
	First Pacific Co. Ltd.	2,057,200	2,849
^	Esprit Holdings Ltd.	2,018,444	2,839
	Shangri-La Asia Ltd.	1,446,390	2,802
	Yue Yuen Industrial Holdings Ltd.	727,330	2,521
	ASM Pacific Technology Ltd.	236,900	2,446
	PCCW Ltd.	4,786,000	2,439
	Cathay Pacific Airways Ltd.	1,366,015	2,408
	Hopewell Holdings Ltd.	560,500	2,170
	Television Broadcasts Ltd.	282,000	2,127
^	VTech Holdings Ltd.	158,600	2,024
	Melco International Development Ltd.	999,000	1,950
	Wing Hang Bank Ltd.	174,000	1,830
	NWS Holdings Ltd.	933,500	1,669
	Xinyi Glass Holdings Ltd.	2,366,000	1,623
	MGM China Holdings Ltd.	673,776	1,590
	Champion REIT	2,463,000	1,298
	Lifestyle International Holdings Ltd.	574,500	1,270
	Orient Overseas International Ltd.	206,500	1,229
*	Foxconn International Holdings Ltd.	2,972,000	1,149
	Cafe de Coral Holdings Ltd.	348,000	1,106
	Great Eagle Holdings Ltd.	253,000	1,074
	Johnson Electric Holdings Ltd.	1,503,500	1,024
	Shun Tak Holdings Ltd.	1,791,625	944
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,269,000	677
	Texwinca Holdings Ltd.	548,000	641
	Dah Sing Financial Holdings Ltd.	108,900	573

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Dah Sing Banking Group Ltd.	366,120	539
*	Brightoil Petroleum Holdings Ltd.	2,197,000	419
	Kowloon Development Co. Ltd.	311,000	413
			424,924
Hungary (0.1%)
	OTP Bank plc	276,056	5,763
	MOL Hungarian Oil and Gas plc	44,425	3,158
	Richter Gedeon Nyrt	14,921	2,215
	Magyar Telekom Telecommunications plc	440,019	814
			11,950
India (1.7%)
^	Infosys Ltd. ADR	460,134	19,206
	Housing Development Finance Corp.	1,126,964	17,752
	HDFC Bank Ltd. ADR	393,785	16,712
	ICICI Bank Ltd. ADR	323,826	15,162
2	Reliance Industries Ltd. GDR	505,115	14,928
	Oil & Natural Gas Corp. Ltd.	1,954,812	11,876
	Tata Consultancy Services Ltd.	462,302	11,833
	ITC Ltd.	1,743,289	10,652
	Reliance Industries Ltd.	573,555	8,402
	Bharti Airtel Ltd.	1,321,522	7,837
	State Bank of India GDR	85,013	7,192
	Sun Pharmaceutical Industries Ltd.	377,104	6,661
	Dr Reddy's Laboratories Ltd. ADR	159,675	6,049
	Axis Bank Ltd.	205,814	5,714
	NTPC Ltd.	1,947,608	5,692
	Hindustan Unilever Ltd.	510,076	5,532
	Tata Motors Ltd.	859,755	4,744
	Mahindra & Mahindra Ltd.	275,111	4,727
	Wipro Ltd. ADR	563,430	4,502
	Larsen & Toubro Ltd.	134,083	3,770
	Coal India Ltd.	576,504	3,421
	Kotak Mahindra Bank Ltd.	237,342	3,118
	IDFC Ltd.	1,055,131	3,002
	Ultratech Cement Ltd.	84,231	2,975
	Maruti Suzuki India Ltd.	82,514	2,559
	United Spirits Ltd.	59,327	2,440
	HCL Technologies Ltd.	177,487	2,374
	Cairn India Ltd.	392,160	2,276
	Hindalco Industries Ltd.	1,220,445	2,212
	Nestle India Ltd.	23,723	2,195
	IndusInd Bank Ltd.	251,693	2,186
	DLF Ltd.	486,907	2,161
	Tata Communications Ltd. ADR	254,750	2,150
	Asian Paints Ltd.	24,607	2,141
	Hero Motocorp Ltd.	67,404	2,059
	Bajaj Auto Ltd.	57,574	2,012
	Cipla Ltd.	266,253	2,006
	Power Grid Corp. of India Ltd.	921,141	1,920
	NMDC Ltd.	780,400	1,825
	Ambuja Cements Ltd.	519,582	1,801
	Godrej Consumer Products Ltd.	117,220	1,793
	Jindal Steel & Power Ltd.	313,140	1,773
	Zee Entertainment Enterprises Ltd.	403,656	1,755
	Bharat Heavy Electricals Ltd.	486,981	1,746
	Indian Oil Corp. Ltd.	312,064	1,733
	Shriram Transport Finance Co. Ltd.	122,421	1,695
	GAIL India Ltd.	252,380	1,648
	Yes Bank Ltd.	171,993	1,604
	Lupin Ltd.	121,898	1,592
*	Idea Cellular Ltd.	634,843	1,563
	Colgate-Palmolive India Ltd.	54,385	1,483
	Bharat Petroleum Corp. Ltd.	170,224	1,308
	Tata Power Co. Ltd.	697,999	1,228

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Rural Electrification Corp. Ltd.	291,964	1,218
	JSW Steel Ltd.	92,889	1,214
	Sterlite Industries India Ltd.	667,993	1,199
	Bajaj Holdings and Investment Ltd.	71,402	1,181
	Jaiprakash Associates Ltd.	817,540	1,145
*	Wockhardt Ltd.	32,119	1,139
*	Satyam Computer Services Ltd.	552,042	1,133
	Dabur India Ltd.	406,340	1,115
	Cummins India Ltd.	116,736	1,109
	Grasim Industries Ltd.	20,080	1,093
	Tata Steel Ltd.	189,949	1,071
	Oil India Ltd.	104,673	1,070
	Titan Industries Ltd.	209,699	1,055
	Sesa Goa Ltd.	349,726	1,036
	Glenmark Pharmaceuticals Ltd.	106,346	962
	Indiabulls Financial Services Ltd.	190,150	959
	Steel Authority of India Ltd.	820,447	942
	United Breweries Ltd.	67,658	923
	Tata Chemicals Ltd.	152,444	918
	Power Finance Corp. Ltd.	252,357	914
	Bank of Baroda	68,444	890
	Exide Industries Ltd.	359,584	888
	ICICI Bank Ltd.	40,295	875
	Adani Ports and Special Economic Zone	318,646	858
	Union Bank of India	188,519	858
	Reliance Communications Ltd.	472,822	853
	Adani Enterprises Ltd.	210,272	852
	ACC Ltd.	36,537	837
*	Ranbaxy Laboratories Ltd.	98,497	827
	Punjab National Bank	57,179	817
*	Unitech Ltd.	1,523,516	763
	Hindustan Petroleum Corp. Ltd.	133,397	762
	HDFC Bank Ltd.	57,827	734
	Reliance Infrastructure Ltd.	101,739	710
	Shree Cement Ltd.	8,229	689
	Piramal Enterprises Ltd.	63,995	667
	Divi's Laboratories Ltd.	33,038	660
	GlaxoSmithKline Pharmaceuticals Ltd.	15,508	652
*	Oracle Financial Services Software Ltd.	13,331	651
	Siemens Ltd.	62,590	635
	Container Corp. Of India	29,845	623
	Reliance Capital Ltd.	92,778	609
*	Reliance Power Ltd.	443,994	589
	NHPC Ltd.	1,427,030	576
	Mphasis Ltd.	82,000	569
	Infosys Ltd.	13,464	558
	Cadila Healthcare Ltd.	37,487	547
	Canara Bank	70,482	544
	Dr Reddy's Laboratories Ltd.	14,261	538
	Bank of India	86,945	530
	Bharti Infratel Ltd.	155,141	513
	Castrol India Ltd.	82,660	505
	Wipro Ltd.	75,365	487
	Godrej Industries Ltd.	73,817	424
	Bharat Electronics Ltd.	19,420	423
	Hindustan Zinc Ltd.	189,510	419
	Aditya Birla Nuvo Ltd.	21,073	411
	Great Eastern Shipping Co. Ltd.	93,331	377
*	GMR Infrastructure Ltd.	972,021	368
	IDBI Bank Ltd.	221,181	363
	Ashok Leyland Ltd.	808,985	344
	Bharat Forge Ltd.	77,196	331
*	Adani Power Ltd.	350,359	317
	JSW Energy Ltd.	250,611	306

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Sun TV Network Ltd.	37,959	294
	Torrent Power Ltd.	100,414	264
	Oriental Bank of Commerce	45,577	227
	Crompton Greaves Ltd.	127,634	219
	GlaxoSmithKline Consumer Healthcare Ltd.	2,430	181
*	Essar Oil Ltd.	117,332	167
	Corp Bank	22,522	158
	Mangalore Refinery & Petrochemicals Ltd.	149,186	132
	ABB Ltd.	11,814	114
	Tata Communications Ltd.	25,747	109
			306,707
Indonesia (0.7%)
	Astra International Tbk PT	19,922,858	15,075
	Bank Central Asia Tbk PT	11,904,000	13,176
	Telekomunikasi Indonesia Persero Tbk PT	9,708,000	11,696
	Bank Rakyat Indonesia Persero Tbk PT	11,290,000	10,935
	Bank Mandiri Persero Tbk PT	8,889,978	9,617
	Perusahaan Gas Negara Persero Tbk PT	10,605,500	6,822
	Semen Indonesia Persero Tbk PT	3,029,000	5,741
	Unilever Indonesia Tbk PT	1,577,000	4,261
	Charoen Pokphand Indonesia Tbk PT	7,853,500	4,081
	Bank Negara Indonesia Persero Tbk PT	7,337,144	4,081
	Indocement Tunggal Prakarsa Tbk PT	1,318,000	3,586
	Indofood Sukses Makmur Tbk PT	4,360,500	3,300
	Kalbe Farma Tbk PT	20,570,481	2,946
	United Tractors Tbk PT	1,519,358	2,779
	Gudang Garam Tbk PT	513,000	2,610
*	Bank Danamon Indonesia Tbk PT	3,126,894	2,076
	Adaro Energy Tbk PT	13,520,458	1,714
	Bumi Resources Tbk PT	20,281,500	1,402
	Indofood CBP Sukses Makmur Tbk PT	1,081,000	1,274
	Tambang Batubara Bukit Asam Persero Tbk PT	805,000	1,263
	Jasa Marga Persero Tbk PT	1,796,500	1,240
	Indosat Tbk PT	1,944,000	1,201
	Indo Tambangraya Megah Tbk PT	281,000	1,063
	Media Nusantara Citra Tbk PT	3,019,500	972
*	XL Axiata Tbk PT	1,762,000	925
	Global Mediacom Tbk PT	4,108,500	920
	Astra Agro Lestari Tbk PT	400,000	729
	Vale Indonesia Tbk PT	1,600,000	471
	Aneka Tambang Persero Tbk PT	3,116,500	443
			116,399
Ireland (0.2%)
	CRH plc	721,666	15,525
	Kerry Group plc Class A	145,154	8,570
*	Elan Corp. plc	559,894	6,481
*	Bank of Ireland	25,367,874	5,652
	Ryanair Holdings plc ADR	121,098	5,249
	Ryanair Holdings plc	58,749	457
	CRH plc	2,650	57
*	Irish Bank Resolution Corp. Ltd.	236,607	—
			41,991
Israel (0.4%)
	Teva Pharmaceutical Industries Ltd.	862,912	33,130
	Israel Chemicals Ltd.	503,223	5,997
*	Bank Leumi Le-Israel BM	1,441,526	5,124
*	Bank Hapoalim BM	938,006	4,363
	Bezeq The Israeli Telecommunication Corp. Ltd.	1,928,370	2,801
*	NICE Systems Ltd.	71,860	2,549
*	Mellanox Technologies Ltd.	30,574	1,602
*	Israel Corp. Ltd.	2,127	1,370
*	Israel Discount Bank Ltd. Class A	751,030	1,263
	Delek Group Ltd.	4,098	1,080

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
*	Mizrahi Tefahot Bank Ltd.	104,641	1,071
	Azrieli Group	34,822	1,005
	Gazit-Globe Ltd.	72,432	964
	Osem Investments Ltd.	40,567	821
	Elbit Systems Ltd.	19,134	799
*	EZchip Semiconductor Ltd.	25,562	579
	Partner Communications Co. Ltd.	75,869	525
	Cellcom Israel Ltd. (Registered)	50,556	490
*	Oil Refineries Ltd.	897,312	470
	Strauss Group Ltd.	29,498	435
*	Paz Oil Co. Ltd.	2,521	393
	Clal Insurance Enterprises Holdings Ltd.	22,729	377
*	Delek Energy Systems Ltd.	709	349
	Harel Insurance Investments & Financial Services Ltd.	6,423	320
	Migdal Insurance & Financial Holding Ltd.	171,429	281
*	First International Bank Of Israel Ltd.	15,980	233
	Shikun & Binui Ltd.	103,371	217
*	Ormat Industries	35,364	210
	Shufersal Ltd.	56,514	206
	Delek Automotive Systems Ltd.	16,396	176
*	Koor Industries Ltd.	11,063	156
*	Ratio Oil Exploration 1992 LP	26,000	2
			69,358
Italy (1.5%)
	Eni SPA	2,440,452	58,245
	Enel SPA	6,605,399	25,546
*	UniCredit SPA	4,413,567	23,068
	Assicurazioni Generali SPA	1,236,077	22,702
	Intesa Sanpaolo SPA (Registered)	11,029,509	20,031
	Fiat Industrial SPA	892,716	10,081
	Luxottica Group SPA	174,733	9,050
^	Telecom Italia SPA (Registered)	10,331,449	8,776
	Snam SPA	1,608,262	7,914
	Saipem SPA	247,148	7,013
	Terna Rete Elettrica Nazionale SPA	1,421,719	6,655
	Tenaris SA ADR	137,850	6,133
	Atlantia SPA	307,874	5,504
*	Fiat SPA	885,579	5,307
	Prada SPA	482,506	4,357
	Prysmian SPA	202,384	4,085
	Enel Green Power SPA	1,892,602	4,037
	Tenaris SA	180,903	4,033
^	Telecom Italia SPA (Bearer)	5,753,413	3,996
	Unione di Banche Italiane SCPA	866,144	3,622
	Mediobanca SPA	461,037	2,934
	Pirelli & C. SPA	252,372	2,625
*	Banco Popolare SC	1,753,998	2,534
*	Finmeccanica SPA	479,410	2,497
^	Mediaset SPA	810,871	2,100
	Exor SPA	66,093	2,003
	Davide Campari-Milano SPA	241,704	1,963
	Lottomatica Group SPA	70,012	1,786
	Autogrill SPA	128,534	1,664
^,*	Banca Monte dei Paschi di Siena SPA	5,621,240	1,586
	Parmalat SPA	507,384	1,565
	Mediolanum SPA	185,033	1,247
	Exor SPA Prior Pfd.	38,234	1,148
	Buzzi Unicem SPA	73,614	1,127
	A2A SPA	7,580	6
			266,940
Japan (16.4%)
	Toyota Motor Corp.	2,649,349	153,763
	Mitsubishi UFJ Financial Group Inc.	14,149,707	96,004
	Honda Motor Co. Ltd.	1,793,546	71,567

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2013

		Market
		Value
	Shares	($000)
Sumitomo Mitsui Financial Group Inc.	1,355,814	64,086
Mizuho Financial Group Inc.	23,929,891	52,657
Softbank Corp.	930,254	46,135
Japan Tobacco Inc.	1,156,300	43,710
Takeda Pharmaceutical Co. Ltd.	773,831	42,485
Mitsubishi Estate Co. Ltd.	1,265,247	41,211
Canon Inc.	1,131,977	40,711
East Japan Railway Co.	383,926	32,410
Seven & I Holdings Co. Ltd.	772,529	29,716
FANUC Corp.	194,890	29,419
Mitsui Fudosan Co. Ltd.	862,500	29,353
Nomura Holdings Inc.	3,547,100	28,989
Hitachi Ltd.	4,479,658	28,629
Shin-Etsu Chemical Co. Ltd.	407,973	27,502
Astellas Pharma Inc.	459,156	26,762
Nissan Motor Co. Ltd.	2,514,325	26,230
KDDI Corp.	543,294	26,126
Komatsu Ltd.	949,000	26,001
Mitsubishi Corp.	1,425,394	25,660
Bridgestone Corp.	660,997	24,948
Mitsui & Co. Ltd.	1,714,718	23,623
NTT DOCOMO Inc.	13,967	23,128
Sumitomo Realty & Development Co. Ltd.	484,700	22,908
Toshiba Corp.	4,069,452	22,440
Nippon Steel & Sumitomo Metal Corp.	8,380,069	22,320
Mitsubishi Heavy Industries Ltd.	3,228,000	22,260
Central Japan Railway Co.	180,012	21,710
Tokio Marine Holdings Inc.	669,127	21,265
Denso Corp.	473,845	21,248
Nippon Telegraph & Telephone Corp.	393,957	19,592
Fast Retailing Co. Ltd.	52,500	19,252
ITOCHU Corp.	1,538,470	19,076
Mitsubishi Electric Corp.	1,960,148	18,687
Sumitomo Mitsui Trust Holdings Inc.	3,626,168	18,223
Kao Corp.	523,300	18,095
Kubota Corp.	1,248,266	17,930
Murata Manufacturing Co. Ltd.	215,900	17,582
ORIX Corp.	1,103,500	16,932
Kyocera Corp.	160,812	16,358
Sony Corp.	991,500	16,298
* Panasonic Corp.	2,241,920	16,157
Daiwa Securities Group Inc.	1,751,500	15,540
Kirin Holdings Co. Ltd.	881,756	15,430
Otsuka Holdings Co. Ltd.	401,700	14,486
MS&AD Insurance Group Holdings	539,775	14,483
Keyence Corp.	45,221	14,351
Tokyo Gas Co. Ltd.	2,489,242	14,209
Sumitomo Corp.	1,115,738	13,968
Daiichi Sankyo Co. Ltd.	688,640	13,474
Dai-ichi Life Insurance Co. Ltd.	9,625	13,268
JX Holdings Inc.	2,397,530	13,018
Daiwa House Industry Co. Ltd.	563,006	12,725
Eisai Co. Ltd.	273,711	12,491
SMC Corp.	61,053	12,239
Fuji Heavy Industries Ltd.	628,200	11,858
Marubeni Corp.	1,647,174	11,824
Nintendo Co. Ltd.	105,900	11,688
Secom Co. Ltd.	205,544	11,464
Inpex Corp.	2,268	10,976
Toray Industries Inc.	1,533,390	10,781
Nitto Denko Corp.	164,059	10,779
Suzuki Motor Corp.	418,300	10,749
Daikin Industries Ltd.	264,914	10,638
Asahi Group Holdings Ltd.	426,783	10,613

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
*	Mazda Motor Corp.	3,012,000	10,320
	Sumitomo Electric Industries Ltd.	759,294	10,098
	Resona Holdings Inc.	1,878,873	10,029
	JFE Holdings Inc.	460,800	10,005
	Tokyu Corp.	1,251,537	9,925
	NKSJ Holdings Inc.	388,200	9,853
*	Kansai Electric Power Co. Inc.	772,800	9,442
	FUJIFILM Holdings Corp.	453,972	9,326
	West Japan Railway Co.	188,594	9,125
	Chubu Electric Power Co. Inc.	703,165	9,103
	Terumo Corp.	181,001	8,992
	Asahi Kasei Corp.	1,319,407	8,870
	Isuzu Motors Ltd.	1,317,200	8,778
	Tokyo Electron Ltd.	170,466	8,725
	Ajinomoto Co. Inc.	632,697	8,683
	Hoya Corp.	427,100	8,558
	Osaka Gas Co. Ltd.	1,963,921	8,512
^	Kintetsu Corp.	1,676,500	8,480
	Aeon Co. Ltd.	597,100	8,453
	Oriental Land Co. Ltd.	51,901	8,391
	Sekisui House Ltd.	559,589	8,388
	Hankyu Hanshin Holdings Inc.	1,291,700	8,364
	Shionogi & Co. Ltd.	319,100	7,849
	Daito Trust Construction Co. Ltd.	80,300	7,786
	Ricoh Co. Ltd.	697,141	7,757
	Makita Corp.	125,600	7,661
	T&D Holdings Inc.	656,179	7,643
	Yamato Holdings Co. Ltd.	396,158	7,642
	Shizuoka Bank Ltd.	621,877	7,612
	Nikon Corp.	348,920	7,595
	Sumitomo Metal Mining Co. Ltd.	540,700	7,569
	Bank of Yokohama Ltd.	1,240,869	7,549
	Omron Corp.	238,000	7,518
	Unicharm Corp.	116,093	7,507
	Asahi Glass Co. Ltd.	947,300	7,443
	Fujitsu Ltd.	1,768,055	7,426
	Odakyu Electric Railway Co. Ltd.	615,210	7,409
^	Nidec Corp.	107,196	7,290
	Aisin Seiki Co. Ltd.	195,909	7,072
	Toyota Industries Corp.	168,357	6,894
	Shimano Inc.	78,700	6,855
	NEC Corp.	2,585,000	6,715
	Yahoo Japan Corp.	13,299	6,683
*	Olympus Corp.	263,355	6,612
	Mitsubishi Chemical Holdings Corp.	1,346,215	6,566
	Dentsu Inc.	187,773	6,528
*	Tokyo Electric Power Co. Inc.	1,463,763	6,479
	JGC Corp.	218,604	6,478
*	Kyushu Electric Power Co. Inc.	460,548	6,362
	LIXIL Group Corp.	282,773	6,357
	Toyota Tsusho Corp.	223,602	6,228
	Ono Pharmaceutical Co. Ltd.	92,800	6,120
	Dai Nippon Printing Co. Ltd.	613,566	6,008
	Chiba Bank Ltd.	772,500	5,998
	Tobu Railway Co. Ltd.	1,030,690	5,992
	Shinsei Bank Ltd.	2,073,000	5,818
	Kuraray Co. Ltd.	382,300	5,806
	Isetan Mitsukoshi Holdings Ltd.	362,040	5,770
	Keikyu Corp.	515,657	5,706
	Chugai Pharmaceutical Co. Ltd.	224,300	5,584
	Shiseido Co. Ltd.	388,999	5,570
	Lawson Inc.	70,400	5,543
	Sega Sammy Holdings Inc.	206,000	5,412
	Tokyu Land Corp.	437,200	5,375

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Credit Saison Co. Ltd.	182,784	5,347
	Sekisui Chemical Co. Ltd.	424,000	5,339
	IHI Corp.	1,422,000	5,303
	Sumitomo Chemical Co. Ltd.	1,537,500	5,149
	Keio Corp.	596,031	5,127
*	Mitsubishi Motors Corp.	4,328,200	5,113
*	Tohoku Electric Power Co. Inc.	475,500	5,093
	SBI Holdings Inc.	251,900	4,880
	Kawasaki Heavy Industries Ltd.	1,527,037	4,870
	Nomura Research Institute Ltd.	159,900	4,817
	Yamada Denki Co. Ltd.	99,200	4,787
^	Yakult Honsha Co. Ltd.	108,940	4,749
	Electric Power Development Co. Ltd.	166,000	4,741
	Taisho Pharmaceutical Holdings Co. Ltd.	63,700	4,723
	Nippon Express Co. Ltd.	898,500	4,677
	Mitsui OSK Lines Ltd.	1,115,500	4,645
	Sysmex Corp.	71,310	4,599
	Toppan Printing Co. Ltd.	601,000	4,579
	Hisamitsu Pharmaceutical Co. Inc.	77,601	4,563
	JSR Corp.	195,000	4,489
	Chugoku Electric Power Co. Inc.	312,300	4,483
	TDK Corp.	122,500	4,479
	Hirose Electric Co. Ltd.	31,100	4,472
	Nissin Foods Holdings Co. Ltd.	96,800	4,342
	Joyo Bank Ltd.	705,072	4,334
	Nippon Yusen KK	1,612,700	4,210
	J Front Retailing Co. Ltd.	499,400	4,196
	Fukuoka Financial Group Inc.	810,700	4,147
	Obayashi Corp.	669,700	4,120
	Daihatsu Motor Co. Ltd.	206,200	4,090
	Hino Motors Ltd.	266,000	4,063
	Santen Pharmaceutical Co. Ltd.	79,700	4,001
	Yamaha Motor Co. Ltd.	283,500	3,955
	Tokyo Tatemono Co. Ltd.	423,000	3,920
	Yokohama Rubber Co. Ltd.	294,000	3,861
	NSK Ltd.	470,000	3,802
	Bank of Kyoto Ltd.	359,000	3,777
	Rohm Co. Ltd.	106,700	3,772
	NTT Data Corp.	1,191	3,771
	JTEKT Corp.	364,300	3,715
	Konica Minolta Inc.	516,789	3,651
	NGK Spark Plug Co. Ltd.	215,608	3,635
	Suruga Bank Ltd.	203,000	3,591
	Mitsubishi Materials Corp.	1,245,000	3,571
	Namco Bandai Holdings Inc.	195,300	3,560
	Taisei Corp.	1,064,700	3,556
^	Dena Co. Ltd.	123,100	3,507
	TOTO Ltd.	338,000	3,505
	Aozora Bank Ltd.	1,104,488	3,460
	Brother Industries Ltd.	297,500	3,402
	Chugoku Bank Ltd.	194,500	3,391
^,*	Sharp Corp.	976,500	3,390
	Mitsubishi Tanabe Pharma Corp.	222,000	3,377
	Oji Holdings Corp.	943,200	3,367
	Shimamura Co. Ltd.	26,632	3,366
	NGK Insulators Ltd.	278,000	3,360
	Kikkoman Corp.	175,000	3,322
*	Kobe Steel Ltd.	2,530,000	3,304
	Takashimaya Co. Ltd.	279,000	3,298
	Toyo Suisan Kaisha Ltd.	97,000	3,297
	Hachijuni Bank Ltd.	484,000	3,295
	Kyowa Hakko Kirin Co. Ltd.	268,000	3,290
	Alfresa Holdings Corp.	55,200	3,284
	Sumitomo Rubber Industries Ltd.	176,800	3,265

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Benesse Holdings Inc.	73,300	3,249
	Kansai Paint Co. Ltd.	253,000	3,246
	Toho Co. Ltd.	144,900	3,222
	Iyo Bank Ltd.	307,200	3,217
	Mitsubishi Gas Chemical Co. Inc.	419,000	3,203
	FamilyMart Co. Ltd.	69,700	3,185
	Nomura Real Estate Holdings Inc.	118,200	3,178
	MEIJI Holdings Co. Ltd.	70,345	3,176
	Hulic Co. Ltd.	283,543	3,153
	Hokuhoku Financial Group Inc.	1,348,000	3,146
	Asics Corp.	173,500	3,132
	Marui Group Co. Ltd.	269,500	3,128
	Taiheiyo Cement Corp.	1,203,000	3,124
	Nippon Meat Packers Inc.	201,000	3,087
	Rinnai Corp.	38,700	3,077
	Yaskawa Electric Corp.	250,000	3,059
	Toho Gas Co. Ltd.	507,000	3,023
	Japan Airlines Co. Ltd.	59,494	3,021
	Keisei Electric Railway Co. Ltd.	284,000	3,003
	Hiroshima Bank Ltd.	562,200	2,964
	Stanley Electric Co. Ltd.	153,600	2,946
	Dainippon Sumitomo Pharma Co. Ltd.	159,500	2,930
	Amada Co. Ltd.	364,000	2,921
	MediPal Holdings Corp.	185,700	2,914
	THK Co. Ltd.	137,800	2,902
	Suzuken Co. Ltd.	74,525	2,902
	Kajima Corp.	902,200	2,881
	Miraca Holdings Inc.	57,700	2,877
	TonenGeneral Sekiyu KK	282,000	2,850
	Hamamatsu Photonics KK	68,900	2,841
	Nitori Holdings Co. Ltd.	37,641	2,840
	Mitsubishi UFJ Lease & Finance Co. Ltd.	501,000	2,830
	Gunma Bank Ltd.	444,000	2,825
*	Shikoku Electric Power Co. Inc.	154,772	2,806
	Nisshin Seifun Group Inc.	217,000	2,804
	Sanrio Co. Ltd.	55,588	2,791
	Trend Micro Inc.	99,300	2,784
	Hokuriku Electric Power Co.	187,800	2,770
	Air Water Inc.	171,000	2,769
	Don Quijote Co. Ltd.	50,100	2,730
	Nippon Paint Co. Ltd.	227,000	2,693
	USS Co. Ltd.	20,960	2,689
	Nagoya Railroad Co. Ltd.	862,000	2,675
	Yamaguchi Financial Group Inc.	244,000	2,650
	MISUMI Group Inc.	86,284	2,634
^	AEON Financial Service Co. Ltd.	87,600	2,626
	Shimizu Corp.	650,000	2,616
	Mitsubishi Logistics Corp.	146,000	2,610
	Konami Corp.	111,900	2,553
	NTT Urban Development Corp.	1,705	2,528
	Nippon Kayaku Co. Ltd.	175,000	2,523
	Aeon Mall Co. Ltd.	77,800	2,505
	Sumitomo Heavy Industries Ltd.	560,200	2,494
	Hitachi Construction Machinery Co. Ltd.	104,800	2,493
^	ANA Holdings Inc.	1,122,258	2,444
	Nishi-Nippon City Bank Ltd.	726,700	2,424
	Daicel Corp.	299,000	2,413
^	Showa Denko KK	1,494,200	2,413
	Sankyo Co. Ltd.	52,700	2,402
	Kamigumi Co. Ltd.	255,000	2,391
	Kurita Water Industries Ltd.	116,200	2,385
	Sony Financial Holdings Inc.	167,300	2,363
	Seven Bank Ltd.	656,660	2,332
	Keihan Electric Railway Co. Ltd.	539,000	2,319

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Toyo Seikan Group Holdings Ltd.	168,400	2,308
	Teijin Ltd.	954,000	2,298
	Yokogawa Electric Corp.	225,100	2,289
^,*	Acom Co. Ltd.	55,760	2,285
	Ryohin Keikaku Co. Ltd.	23,900	2,257
	Advantest Corp.	150,600	2,256
	Koito Manufacturing Co. Ltd.	114,000	2,205
	Tsumura & Co.	67,100	2,193
*	Hokkaido Electric Power Co. Inc.	171,800	2,180
	77 Bank Ltd.	365,000	2,167
	Nabtesco Corp.	98,000	2,163
	Park24 Co. Ltd.	106,300	2,145
	Zeon Corp.	199,000	2,143
	Shimadzu Corp.	293,000	2,141
^	Seiko Epson Corp.	186,100	2,134
	Mitsui Chemicals Inc.	921,000	2,131
	Nissan Chemical Industries Ltd.	164,400	2,131
	Idemitsu Kosan Co. Ltd.	25,000	2,115
	Nippon Electric Glass Co. Ltd.	409,500	2,090
	Hakuhodo DY Holdings Inc.	25,020	2,062
	Ibiden Co. Ltd.	117,100	2,053
^	Casio Computer Co. Ltd.	246,826	2,045
	Ube Industries Ltd.	1,002,000	2,026
	Tosoh Corp.	596,000	1,966
*	Haseko Corp.	1,341,500	1,960
	Kaneka Corp.	321,000	1,934
	Dowa Holdings Co. Ltd.	267,000	1,914
	Chiyoda Corp.	186,000	1,912
	Yamaha Corp.	177,700	1,906
	Toyoda Gosei Co. Ltd.	73,400	1,905
	Yamazaki Baking Co. Ltd.	144,000	1,884
	Citizen Holdings Co. Ltd.	316,900	1,875
	Japan Steel Works Ltd.	356,500	1,811
	Shiga Bank Ltd.	255,000	1,796
	Sawai Pharmaceutical Co. Ltd.	13,900	1,796
	Taiyo Nippon Sanso Corp.	270,000	1,794
	Obic Co. Ltd.	6,720	1,773
	DIC Corp.	784,700	1,757
	Kakaku.com Inc.	67,844	1,754
	Otsuka Corp.	16,900	1,752
	NHK Spring Co. Ltd.	160,200	1,734
	Sojitz Corp.	1,101,700	1,730
	Nichirei Corp.	293,000	1,724
	Furukawa Electric Co. Ltd.	679,000	1,718
	Sapporo Holdings Ltd.	375,200	1,708
	Ebara Corp.	406,000	1,705
	Sotetsu Holdings Inc.	438,000	1,705
	Aoyama Trading Co. Ltd.	56,900	1,703
	Fuji Electric Co. Ltd.	486,000	1,663
	NOK Corp.	114,800	1,655
	COMSYS Holdings Corp.	124,600	1,650
	M3 Inc.	726	1,642
	GS Yuasa Corp.	386,000	1,636
	Takara Holdings Inc.	190,000	1,630
	Glory Ltd.	58,800	1,616
^,*	Aiful Corp.	140,946	1,610
	Hitachi High-Technologies Corp.	64,100	1,601
	Nippon Shokubai Co. Ltd.	162,000	1,594
	Sugi Holdings Co. Ltd.	41,465	1,591
	Maruichi Steel Tube Ltd.	62,400	1,578
	Keiyo Bank Ltd.	255,000	1,569
	Jafco Co. Ltd.	32,300	1,564
	Azbil Corp.	72,300	1,561
	Kagome Co. Ltd.	86,100	1,553

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Taiyo Yuden Co. Ltd.	107,200	1,553
	Nishi-Nippon Railroad Co. Ltd.	378,000	1,549
	Showa Shell Sekiyu KK	192,800	1,547
	Disco Corp.	23,900	1,544
	Nagase & Co. Ltd.	120,400	1,541
	Hoshizaki Electric Co. Ltd.	46,193	1,538
	UNY Group Holdings Co. Ltd.	216,100	1,538
	Kobayashi Pharmaceutical Co. Ltd.	27,900	1,524
	Yamato Kogyo Co. Ltd.	45,900	1,518
	Daido Steel Co. Ltd.	277,700	1,514
	Lion Corp.	258,000	1,507
	Juroku Bank Ltd.	354,000	1,505
	Kewpie Corp.	99,300	1,497
	Sundrug Co. Ltd.	33,900	1,491
	Denki Kagaku Kogyo KK	404,000	1,478
	KYORIN Holdings Inc.	54,820	1,465
	Ito En Ltd.	59,800	1,441
	Hitachi Chemical Co. Ltd.	90,500	1,419
	Oracle Corp. Japan	33,100	1,418
^	Nippon Paper Industries Co. Ltd.	94,600	1,417
	Mabuchi Motor Co. Ltd.	26,000	1,412
	Sumitomo Forestry Co. Ltd.	118,300	1,410
	Rohto Pharmaceutical Co. Ltd.	100,000	1,401
	Musashino Bank Ltd.	32,800	1,395
	K's Holdings Corp.	39,444	1,391
	Mitsui Engineering & Shipbuilding Co. Ltd.	750,700	1,389
	Wacoal Holdings Corp.	125,000	1,380
	H2O Retailing Corp.	123,000	1,371
	Higo Bank Ltd.	199,200	1,351
	Daishi Bank Ltd.	341,000	1,349
	San-In Godo Bank Ltd.	158,000	1,348
	Kaken Pharmaceutical Co. Ltd.	75,201	1,333
	Alps Electric Co. Ltd.	174,600	1,331
	Calbee Inc.	13,451	1,330
	NTN Corp.	518,000	1,321
	Toyobo Co. Ltd.	756,000	1,319
	Kawasaki Kisen Kaisha Ltd.	594,000	1,307
	Ushio Inc.	127,500	1,299
*	Cosmo Oil Co. Ltd.	542,000	1,294
	Nexon Co. Ltd.	106,038	1,287
	Mori Seiki Co. Ltd.	102,300	1,286
	Hitachi Metals Ltd.	124,000	1,282
	Hokkoku Bank Ltd.	301,000	1,277
	House Foods Corp.	72,100	1,257
	Kinden Corp.	172,000	1,255
	OKUMA Corp.	158,000	1,237
	Hyakugo Bank Ltd.	246,000	1,232
	Shimachu Co. Ltd.	46,300	1,223
	Senshu Ikeda Holdings Inc.	230,440	1,219
	Coca-Cola West Co. Ltd.	64,200	1,194
	Matsui Securities Co. Ltd.	93,900	1,182
	Fujikura Ltd.	315,000	1,180
*	Orient Corp.	335,532	1,164
	Nipro Corp.	116,500	1,163
	Anritsu Corp.	77,579	1,160
	Rengo Co. Ltd.	238,000	1,152
^	Gree Inc.	89,800	1,151
	Century Tokyo Leasing Corp.	38,544	1,138
	Seino Holdings Co. Ltd.	130,000	1,137
	Sumco Corp.	107,700	1,131
	Minebea Co. Ltd.	348,000	1,112
	Mitsui Mining & Smelting Co. Ltd.	492,000	1,109
	Ogaki Kyoritsu Bank Ltd.	294,000	1,093
	Komeri Co. Ltd.	35,100	1,091

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Sumitomo Osaka Cement Co. Ltd.	362,000	1,085
	Nanto Bank Ltd.	245,000	1,081
	Sohgo Security Services Co. Ltd.	67,400	1,078
	Hyakujushi Bank Ltd.	271,500	1,074
	Autobacs Seven Co. Ltd.	62,700	1,057
	Onward Holdings Co. Ltd.	113,000	1,056
	SKY Perfect JSAT Holdings Inc.	2,052	1,032
	Tokai Rika Co. Ltd.	50,500	1,023
	Ezaki Glico Co. Ltd.	91,000	1,023
	Hitachi Capital Corp.	41,000	1,022
	Itochu Techno-Solutions Corp.	21,400	1,018
	Fukuyama Transporting Co. Ltd.	177,000	988
	Japan Petroleum Exploration Co.	24,800	985
	KYB Co. Ltd.	179,476	981
	SCSK Corp.	43,576	971
	Lintec Corp.	52,400	954
	Toyota Boshoku Corp.	66,000	949
	Kagoshima Bank Ltd.	129,500	948
	Matsumotokiyoshi Holdings Co. Ltd.	33,100	947
	Mochida Pharmaceutical Co. Ltd.	71,000	944
	Izumi Co. Ltd.	34,500	931
	Fuji Media Holdings Inc.	423	919
	Canon Marketing Japan Inc.	62,500	910
	North Pacific Bank Ltd.	262,500	904
	Awa Bank Ltd.	149,500	884
*	Dainippon Screen Manufacturing Co. Ltd.	171,000	882
*	Nippon Sheet Glass Co. Ltd.	752,344	867
	Square Enix Holdings Co. Ltd.	70,000	860
^	Hikari Tsushin Inc.	15,600	851
	Exedy Corp.	33,726	847
	Shochiku Co. Ltd.	83,676	843
	Nisshinbo Holdings Inc.	115,000	835
	Nippon Television Holdings Inc.	47,100	833
	FP Corp.	12,203	809
	Maeda Road Construction Co. Ltd.	51,895	785
	Point Inc.	15,950	775
	Tsuruha Holdings Inc.	7,904	770
	Nippo Corp.	50,531	757
	Capcom Co. Ltd.	45,200	742
	Kissei Pharmaceutical Co. Ltd.	34,000	738
	Calsonic Kansei Corp.	154,700	735
	Pacific Metals Co. Ltd.	145,819	734
	Heiwa Corp.	34,700	720
	ABC-Mart Inc.	18,700	701
	Cosmos Pharmaceutical Corp.	6,102	680
	Pola Orbis Holdings Inc.	19,168	679
	Kokuyo Co. Ltd.	83,700	675
	Asatsu-DK Inc.	26,200	671
	Nisshin Steel Holdings Co. Ltd.	78,100	657
	Sumitomo Bakelite Co. Ltd.	161,200	654
	Takata Corp.	33,500	644
	Nissan Shatai Co. Ltd.	46,426	619
	Kose Corp.	23,000	601
	Toda Corp.	195,000	575
	Toshiba TEC Corp.	95,000	561
	Sumitomo Real Estate Sales Co. Ltd.	7,810	543
	Shinko Electric Industries Co. Ltd.	51,400	524
	Tokyo Broadcasting System Holdings Inc.	30,400	481
	Tokai Carbon Co. Ltd.	139,000	470
	Hitachi Transport System Ltd.	29,100	463
	PanaHome Corp.	55,000	433
	Mitsubishi Shokuhin Co. Ltd.	14,302	422
	Kansai Urban Banking Corp.	299,000	408
	Hitachi Koki Co. Ltd.	43,300	376

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Tokai Rubber Industries Ltd.	29,300	329
	TV Asahi Corp.	14,800	309
	Toppan Forms Co. Ltd.	32,600	306
	Kandenko Co. Ltd.	62,000	282
	NS Solutions Corp.	12,100	246
^	OSAKA Titanium Technologies Co.	11,000	219
*	Renesas Electronics Corp.	36,947	108
			2,902,218
Luxembourg (0.0%)
	Samsonite International SA	1,271,720	3,136
	L'Occitane International SA	376,500	1,093
			4,229
Malaysia (0.9%)
	Malayan Banking Bhd.	4,236,374	13,402
	CIMB Group Holdings Bhd.	5,005,200	12,742
	Sime Darby Bhd.	3,600,897	11,177
	Axiata Group Bhd.	4,903,824	10,918
	Genting Bhd.	2,414,600	8,339
	IOI Corp. Bhd.	4,128,665	6,828
	Petronas Chemicals Group Bhd.	3,072,368	6,596
	DiGi.Com Bhd.	3,672,966	5,604
	Public Bank Bhd. (Foreign)	977,769	5,278
	Petronas Gas Bhd.	755,400	4,897
	Maxis Bhd.	2,150,000	4,777
	AMMB Holdings Bhd.	2,160,400	4,759
	UMW Holdings Bhd.	821,400	3,862
	Kuala Lumpur Kepong Bhd.	501,700	3,557
	Genting Malaysia Bhd.	2,792,200	3,454
	Tenaga Nasional Bhd.	1,304,800	3,367
*	IHH Healthcare Bhd.	2,307,600	2,847
	British American Tobacco Malaysia Bhd.	135,700	2,826
	Felda Global Ventures Holdings Bhd.	1,831,100	2,780
*	Sapurakencana Petroleum Bhd.	2,655,700	2,777
	YTL Corp. Bhd.	5,103,253	2,750
	Gamuda Bhd.	1,968,700	2,635
	Hong Leong Bank Bhd.	540,960	2,572
	PPB Group Bhd.	565,900	2,381
	IJM Corp. Bhd.	1,315,620	2,359
	Petronas Dagangan Bhd.	288,700	2,241
	RHB Capital Bhd.	719,900	2,008
	Telekom Malaysia Bhd.	1,050,200	1,905
	AirAsia Bhd.	1,939,200	1,869
	Alliance Financial Group Bhd.	1,131,800	1,660
	YTL Power International Bhd.	2,861,102	1,420
	Berjaya Sports Toto Bhd.	988,773	1,365
	Lafarge Malayan Cement Bhd.	414,810	1,353
2	Astro Malaysia Holdings Bhd.	1,344,568	1,305
	Bumi Armada Bhd.	849,900	1,115
	Hong Leong Financial Group Bhd.	207,200	1,056
*	UEM Land Holdings Bhd.	1,206,000	995
	MMC Corp. Bhd.	1,124,000	941
	Parkson Holdings Bhd.	506,556	703
	SP Setia Bhd.	534,000	602
	Malaysia Marine and Heavy Engineering Holdings Bhd.	445,200	557
	Public Bank Bhd. (Local)	28,231	152
			154,731
Mexico (1.2%)
	America Movil SAB de CV	36,719,894	39,525
	Fomento Economico Mexicano SAB de CV	2,150,334	24,455
	Wal-Mart de Mexico SAB de CV	5,629,353	17,914
	Grupo Financiero Banorte SAB de CV	1,891,839	14,266
	Grupo Televisa SAB	2,779,500	14,112
	Grupo Mexico SAB de CV Class B	3,833,355	13,720

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
*	Cemex SAB de CV ADR	778,455	8,758
	Grupo Bimbo SAB de CV Class A	2,208,428	7,186
	Alfa SAB de CV Class A	2,841,898	6,600
	Industrias Penoles SAB de CV	148,494	6,200
	Grupo Financiero Inbursa SAB de CV	1,940,000	5,685
	Mexichem SAB de CV	1,104,979	5,632
	Coca-Cola Femsa SAB de CV	332,924	5,378
	Grupo Financiero Santander Mexico SAB de CV Class B	1,545,650	4,999
	Grupo Modelo SAB de CV	486,332	4,425
	Kimberly-Clark de Mexico SAB de CV Class A	1,151,540	3,995
	Grupo Carso SAB de CV	657,700	3,754
*	Cemex SAB de CV	3,256,962	3,672
*	Minera Frisco SAB de CV	720,651	3,080
	Grupo Aeroportuario del Sureste SAB de CV Class B	220,861	2,741
	Arca Continental SAB de CV	274,383	2,263
	Grupo Elektra SAB DE CV	51,520	2,220
*	Industrias CH SAB de CV Class B	171,867	1,385
*	OHL Mexico SAB de CV	440,700	1,367
	Organizacion Soriana SAB de CV Class B	289,100	1,190
	Alpek SA de CV	333,545	796
			205,318
Mongolia (0.0%)
*	Mongolian Mining Corp.	884,200	263

Morocco (0.0%)
	Douja Promotion Groupe Addoha SA	117,814	766

Netherlands (1.7%)
	Unilever NV	1,536,118	65,456
*	ING Groep NV	3,826,034	31,518
	Koninklijke Philips Electronics NV	948,256	26,246
^	ASML Holding NV	305,701	22,748
^	Heineken NV	286,776	20,297
	Koninklijke Ahold NV	973,838	15,384
	Akzo Nobel NV	237,114	14,300
	Aegon NV	1,877,333	12,540
^	Reed Elsevier NV	705,842	11,456
	Koninklijke DSM NV	177,013	11,410
*	DE Master Blenders 1753 NV	557,107	8,850
^	Wolters Kluwer NV	302,528	6,695
^	Heineken Holding NV	105,986	6,386
^	Ziggo NV	164,241	5,873
	Randstad Holding NV	115,977	4,834
	Fugro NV	77,895	4,501
^	Koninklijke Vopak NV	66,315	3,672
	Koninklijke Boskalis Westminster NV	75,553	3,152
*	SBM Offshore NV	196,142	3,147
*	OCI NV	103,091	3,093
	Corio NV	63,861	2,958
	TNT Express NV	374,302	2,876
^	Koninklijke KPN NV	1,207,366	2,530
^,*	Koninklijke KPN NV Rights Exp. 05/14/2013	1,194,546	1,605
*	PostNL NV	3,648	8
			291,535
New Zealand (0.1%)
	Fletcher Building Ltd.	691,654	5,247
	Auckland International Airport Ltd.	1,098,002	2,919
	SKYCITY Entertainment Group Ltd.	665,098	2,544
	Telecom Corp. of New Zealand Ltd.	925,534	2,067
	Sky Network Television Ltd.	381,377	1,871
	Contact Energy Ltd.	299,236	1,354
	Fisher & Paykel Healthcare Corp. Ltd.	414,347	942
	Kiwi Income Property Trust	817,166	823
	Chorus Ltd.	336,346	793

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Vector Ltd.	226,009	539
	Warehouse Group Ltd.	112,293	381
	Air New Zealand Ltd.	205,295	264
			19,744
Norway (0.6%)
	Statoil ASA	946,959	23,183
^,*	DNB ASA	1,108,925	18,159
	Telenor ASA	614,381	13,845
	Seadrill Ltd.	339,680	13,089
	Yara International ASA	158,748	7,457
	Orkla ASA	764,520	6,894
	Subsea 7 SA	305,545	6,596
	Norsk Hydro ASA	912,863	4,299
	Schibsted ASA	80,305	3,495
^	Gjensidige Forsikring ASA	173,704	2,802
	Aker Solutions ASA	175,045	2,450
*	Storebrand ASA	2,304	11
			102,280
Peru (0.1%)
	Credicorp Ltd.	55,248	8,260
	Cia de Minas Buenaventura SA ADR	215,951	4,323
	Volcan Cia Minera SAA Class B	1,762,608	1,134
			13,717
Philippines (0.3%)
	SM Investments Corp.	245,245	6,828
	Philippine Long Distance Telephone Co.	84,935	6,277
	Ayala Land Inc.	5,663,948	4,473
	SM Prime Holdings Inc.	7,662,677	3,729
	Bank of the Philippine Islands	1,454,502	3,632
*	BDO Unibank Inc.	1,314,288	2,930
	Aboitiz Equity Ventures Inc.	2,045,900	2,835
	San Miguel Corp.	870,720	2,559
	Ayala Corp.	162,518	2,533
	Universal Robina Corp.	873,910	2,522
	Metropolitan Bank & Trust	777,591	2,354
	Alliance Global Group Inc.	3,824,600	2,205
	Aboitiz Power Corp.	2,048,480	1,857
	Energy Development Corp.	10,818,800	1,713
	International Container Terminal Services Inc.	764,550	1,710
	Manila Electric Co.	155,420	1,413
	DMCI Holdings Inc.	961,620	1,333
	Jollibee Foods Corp.	371,930	1,162
	Globe Telecom Inc.	31,630	1,099
*	Bloomberry Resorts Corp.	2,084,400	608
			53,772
Poland (0.3%)
^	Powszechna Kasa Oszczednosci Bank Polski SA	854,864	8,902
	Powszechny Zaklad Ubezpieczen SA	62,302	8,593
^	KGHM Polska Miedz SA	149,064	7,014
	Bank Pekao SA	124,371	5,967
^,*	Polski Koncern Naftowy Orlen SA	326,292	5,066
	PGE SA	697,943	3,627
*	Polskie Gornictwo Naftowe i Gazownictwo SA	1,668,637	2,821
	Tauron Polska Energia SA	1,147,874	1,532
	Telekomunikacja Polska SA	651,422	1,453
	Jastrzebska Spolka Weglowa SA	44,863	1,194
^,*	BRE Bank SA	10,769	1,179
	Bank Handlowy w Warszawie SA	33,852	1,008
*	ING Bank Slaski SA	34,249	976
	Synthos SA	440,786	658
	Enea SA	102,435	422
*	Getin Noble Bank SA	835,670	416
			50,828

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
Portugal (0.1%)
	EDP - Energias de Portugal SA	1,882,574	6,470
	Jeronimo Martins SGPS SA	249,991	5,963
	Galp Energia SGPS SA	250,243	4,011
	Portugal Telecom SGPS SA	540,183	2,819
*	Banco Espirito Santo SA	1,816,353	2,081
*	EDP Renovaveis SA	232,735	1,213
			22,557
Russia (1.3%)
	Lukoil OAO ADR	609,646	38,764
	Gazprom OAO ADR	4,585,484	36,519
	Sberbank of Russia	9,305,136	29,693
	Magnit OJSC GDR	260,685	13,321
	Tatneft OAO ADR	296,544	11,251
	Rosneft OAO GDR	1,476,577	10,127
	Uralkali OJSC	1,300,306	9,424
	Gazprom OAO	2,104,535	8,408
	NovaTek OAO	867,186	8,133
	Mobile Telesystems OJSC	798,160	7,040
	MMC Norilsk Nickel OJSC ADR	447,518	6,908
	Surgutneftegas OAO ADR	688,595	5,875
	Sberbank of Russia ADR	345,800	4,463
*	VTB Bank OJSC GDR	1,213,980	3,838
^,*	Rostelecom OJSC ADR	155,983	3,517
*	MegaFon OAO GDR	94,377	2,918
	AK Transneft OAO Prior Pfd.	1,341	2,711
	Sistema JSFC GDR	125,075	2,392
	Mobile Telesystems OJSC ADR	92,735	1,920
	Rostelecom OJSC	496,700	1,863
	Federal Hydrogenerating Co. JSC	100,463,634	1,795
	E.ON Russia JSC	16,417,100	1,326
*	Pharmstandard OJSC GDR	62,661	1,315
	Severstal OAO GDR	144,511	1,237
	Novolipetsk Steel OJSC	603,543	1,008
*	Federal Grid Co. Unified Energy System JSC	217,966,667	850
*	Inter Rao Ues OAO	1,731,630,009	710
	LSR Group GDR	156,152	681
	TMK OAO GDR	53,058	675
*	NOMOS-BANK GDR	46,403	621
*	Rosseti OAO	14,347,627	621
	Aeroflot - Russian Airlines OJSC	294,614	511
*	United Co. RUSAL plc	966,876	484
*	VTB Bank OJSC	305,166,217	483
	Polyus Gold OJSC	15,009	467
	Phosagro OAO GDR	29,402	416
*	Mechel	102,421	414
	Mosenergo OAO	10,297,820	406
	Magnitogorsk Iron & Steel Works	1,378,448	325
*	Raspadskaya OAO	180,826	267
2	Yenisei Territorial Generating Co. GDR	5,021	1
	Uralkali OJSC GDR	2	—
			223,698
Singapore (1.3%)
	Singapore Telecommunications Ltd.	7,535,200	24,070
	Oversea-Chinese Banking Corp. Ltd.	2,689,266	23,741
	DBS Group Holdings Ltd.	1,736,459	23,687
	United Overseas Bank Ltd.	1,164,460	20,235
	Keppel Corp. Ltd.	1,384,883	12,080
	CapitaLand Ltd.	2,528,750	7,712
	Genting Singapore plc	5,829,212	7,285
	Global Logistic Properties Ltd.	2,965,717	6,675
	Wilmar International Ltd.	2,407,754	6,536
	City Developments Ltd.	704,498	6,459
^	Singapore Press Holdings Ltd.	1,552,121	5,625

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Singapore Airlines Ltd.	582,670	5,262
	Singapore Technologies Engineering Ltd.	1,469,151	5,258
	Singapore Exchange Ltd.	826,174	5,031
	Ascendas REIT	2,138,000	4,787
	CapitaMall Trust	2,444,800	4,610
	Noble Group Ltd.	4,498,072	4,126
	Jardine Cycle & Carriage Ltd.	98,016	3,885
	Hutchison Port Holdings Trust	4,646,000	3,863
	ComfortDelGro Corp. Ltd.	2,202,424	3,553
	Golden Agri-Resources Ltd.	7,905,407	3,407
	SembCorp Industries Ltd.	833,000	3,385
	Suntec REIT	2,006,495	3,173
	UOL Group Ltd.	534,000	3,100
	CapitaCommercial Trust	1,957,235	2,725
^	SembCorp Marine Ltd.	758,600	2,665
	StarHub Ltd.	644,840	2,480
	CapitaMalls Asia Ltd.	1,426,000	2,438
	Keppel Land Ltd.	714,724	2,361
^	Olam International Ltd.	1,675,726	2,290
	Venture Corp. Ltd.	236,000	1,594
	Singapore Post Ltd.	1,342,000	1,406
^	Yangzijiang Shipbuilding Holdings Ltd.	1,808,964	1,401
	Wing Tai Holdings Ltd.	551,811	977
	M1 Ltd.	294,900	810
	SIA Engineering Co. Ltd.	187,000	769
	SMRT Corp. Ltd.	615,000	739
^,*	Neptune Orient Lines Ltd.	817,750	730
*	Yanlord Land Group Ltd.	508,000	583
^	Cosco Corp. Singapore Ltd.	692,000	493
^	Indofood Agri Resources Ltd.	331,000	287
			222,293
South Africa (1.7%)
	MTN Group Ltd.	1,660,396	29,964
	Naspers Ltd.	393,410	26,363
	Sasol Ltd.	542,112	23,482
	Standard Bank Group Ltd.	1,193,732	14,927
	FirstRand Ltd.	2,896,248	10,076
	Sanlam Ltd.	1,876,344	9,627
	Remgro Ltd.	473,074	9,543
	Shoprite Holdings Ltd.	430,422	8,174
	Aspen Pharmacare Holdings Ltd.	346,142	7,528
	AngloGold Ashanti Ltd.	368,472	7,109
	Impala Platinum Holdings Ltd.	514,532	7,051
	Bidvest Group Ltd.	266,557	6,938
	Growthpoint Properties Ltd.	1,752,602	5,761
	Woolworths Holdings Ltd.	715,746	5,585
	ABSA Group Ltd.	332,419	5,477
	Gold Fields Ltd.	714,833	5,360
	Steinhoff International Holdings Ltd.	1,920,387	5,129
	Truworths International Ltd.	465,462	4,634
	Nedbank Group Ltd.	196,125	4,170
	Life Healthcare Group Holdings Ltd.	978,537	4,136
	Tiger Brands Ltd.	130,535	4,066
^	Vodacom Group Ltd.	325,845	3,822
	Imperial Holdings Ltd.	171,626	3,805
	Kumba Iron Ore Ltd.	69,423	3,680
	Mr Price Group Ltd.	235,938	3,395
	RMB Holdings Ltd.	732,562	3,255
	Netcare Ltd.	1,393,732	3,167
	Mediclinic International Ltd.	389,635	2,826
	Massmart Holdings Ltd.	128,228	2,659
	MMI Holdings Ltd.	1,027,232	2,624
	Foschini Group Ltd.	190,247	2,441
^	African Bank Investments Ltd.	760,755	2,418

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Discovery Ltd.	252,155	2,299
*	Anglo American Platinum Ltd.	59,359	2,262
	Nampak Ltd.	598,137	2,199
	Barloworld Ltd.	195,077	2,045
	Exxaro Resources Ltd.	123,695	1,948
	Spar Group Ltd.	145,697	1,924
	Harmony Gold Mining Co. Ltd.	375,293	1,897
*	Sappi Ltd.	621,176	1,867
	Capital Property Fund	1,412,948	1,858
	AVI Ltd.	292,257	1,758
	Investec Ltd.	242,872	1,745
	PPC Ltd.	447,143	1,637
	Liberty Holdings Ltd.	121,426	1,619
	Aveng Ltd.	486,639	1,600
	Clicks Group Ltd.	229,446	1,464
	Reunert Ltd.	164,474	1,432
	African Rainbow Minerals Ltd.	72,328	1,427
	Mondi Ltd.	104,453	1,405
	Hyprop Investments Ltd.	151,157	1,335
	Brait SE	316,925	1,295
	Coronation Fund Managers Ltd.	202,951	1,215
	Sun International Ltd.	99,332	1,208
	Aeci Ltd.	104,260	1,167
	Assore Ltd.	34,721	1,133
	Tongaat Hulett Ltd.	72,662	1,056
	Adcock Ingram Holdings Ltd.	152,934	1,041
	Fountainhead Property Trust	953,924	1,006
	Omnia Holdings Ltd.	55,596	977
*	Northam Platinum Ltd.	255,704	951
	Capitec Bank Holdings Ltd.	37,912	923
	Pick n Pay Stores Ltd.	192,821	914
	Acucap Properties Ltd.	155,748	911
*	Murray & Roberts Holdings Ltd.	368,460	903
	DataTec Ltd.	154,633	871
	Santam Ltd.	42,023	825
	Illovo Sugar Ltd.	201,183	778
	Grindrod Ltd.	369,993	775
	Wilson Bayly Holmes-Ovcon Ltd.	40,864	704
*	Sibanye Gold Ltd.	704,056	667
	JSE Ltd.	71,646	613
*	Telkom SA SOC Ltd.	388,035	554
	Lewis Group Ltd.	80,519	529
*	ArcelorMittal South Africa Ltd.	189,691	487
	Pick'n Pay Holdings Ltd.	204,912	405
*	Royal Bafokeng Platinum Ltd.	62,127	379
	JD Group Ltd.	91,065	336
*	Palabora Mining Co. Ltd.	12,022	143
			295,679
South Korea (3.1%)
2	Samsung Electronics Co. Ltd. GDR	190,497	131,935
	Hyundai Motor Co.	151,035	27,425
	POSCO ADR	288,607	20,777
	Hyundai Mobis	65,999	15,006
*	Shinhan Financial Group Co. Ltd. ADR	435,226	14,924
*	SK Hynix Inc.	490,710	13,365
	Kia Motors Corp.	254,698	12,705
	Samsung Electronics Co. Ltd.	8,965	12,399
*	KB Financial Group Inc. ADR	375,814	12,327
	NHN Corp.	39,113	10,548
	LG Chem Ltd.	43,076	10,194
	Samsung Life Insurance Co. Ltd.	92,874	9,154
	Hana Financial Group Inc.	272,447	8,725
	Samsung Fire & Marine Insurance Co. Ltd.	41,801	8,602
	KT&G Corp.	118,906	8,567

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	LG Electronics Inc.	106,370	8,526
	SK Innovation Co. Ltd.	60,103	8,218
	Hyundai Heavy Industries Co. Ltd.	43,384	7,937
	SK Telecom Co. Ltd. ADR	379,775	7,402
*	LG Display Co. Ltd.	244,940	6,702
*	Korea Electric Power Corp. ADR	466,333	6,678
	Samsung C&T Corp.	122,382	6,569
	Samsung Heavy Industries Co. Ltd.	174,955	5,582
	LG Household & Health Care Ltd.	9,231	5,191
	LG Corp.	79,867	4,764
	Samsung Electro-Mechanics Co. Ltd.	51,131	4,582
*	KT Corp. ADR	277,478	4,512
	Orion Corp.	4,066	4,301
	Lotte Shopping Co. Ltd.	11,208	4,186
	Cheil Industries Inc.	47,861	4,129
	Woori Finance Holdings Co. Ltd.	367,830	3,983
	Hyundai Engineering & Construction Co. Ltd.	75,719	3,982
	Hyundai Steel Co.	54,344	3,776
	E-Mart Co. Ltd.	19,082	3,728
	SK Holdings Co. Ltd.	25,419	3,669
	Samsung SDI Co. Ltd.	31,186	3,636
	Hankook Tire Co. Ltd.	77,805	3,390
	S-Oil Corp.	40,998	3,305
	Samsung Securities Co. Ltd.	69,763	3,214
	Kangwon Land Inc.	111,680	3,161
	Samsung Techwin Co. Ltd.	48,388	3,010
	Korea Zinc Co. Ltd.	10,409	3,004
^	OCI Co. Ltd.	21,768	2,803
	Coway Co. Ltd.	54,700	2,772
	CJ CheilJedang Corp.	8,941	2,647
	Hyundai Glovis Co. Ltd.	15,503	2,610
	Amorepacific Corp.	3,111	2,543
	BS Financial Group Inc.	180,730	2,383
	Samsung Engineering Co. Ltd.	29,153	2,347
	Hyundai Wia Corp.	17,613	2,276
	Lotte Chemical Corp.	15,226	2,254
	Hyundai Department Store Co. Ltd.	15,444	2,246
	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	93,200	2,244
	Daelim Industrial Co. Ltd.	32,004	2,241
	Daewoo Securities Co. Ltd.	223,639	2,221
	Dongbu Insurance Co. Ltd.	54,470	2,201
	GS Holdings	42,403	2,101
^	NCSoft Corp.	13,693	2,067
	Yuhan Corp.	10,429	1,988
^	Celltrion Inc.	68,472	1,966
	Korea Investment Holdings Co. Ltd.	46,250	1,949
	LG Uplus Corp.	206,010	1,947
	Kumho Petro chemical Co. Ltd.	21,754	1,889
	Hanwha Corp.	62,430	1,770
	LS Corp.	23,494	1,730
	Cheil Worldwide Inc.	68,520	1,694
	Hyundai Marine & Fire Insurance Co. Ltd.	57,310	1,615
	Lotte Confectionery Co. Ltd.	919	1,603
	DGB Financial Group Inc.	112,560	1,576
	Industrial Bank of Korea	137,390	1,575
	CJ Corp.	11,566	1,520
	Hyosung Corp.	29,390	1,481
	Daewoo International Corp.	38,713	1,360
^,*	Daewoo Engineering & Construction Co. Ltd.	197,239	1,356
	SK C&C Co. Ltd.	16,037	1,347
	Doosan Heavy Industries & Construction Co. Ltd.	36,115	1,345
	KCC Corp.	4,504	1,339
	Hanwha Life Insurance Co. Ltd.	213,270	1,298
	Woori Investment & Securities Co. Ltd.	125,536	1,292

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Korea Gas Corp.	20,060	1,288
	S-1 Corp.	22,710	1,283
	Shinsegae Co. Ltd.	5,897	1,268
	Hyundai Mipo Dockyard	12,722	1,251
	Lotte Chilsung Beverage Co. Ltd.	798	1,246
	Hyundai Development Co.	60,050	1,235
	Samsung Card Co. Ltd.	31,647	1,215
	AMOREPACIFIC Group	2,985	1,133
	NongShim Co. Ltd.	3,516	1,072
^,*	CJ Korea Express Co. Ltd.	10,480	1,010
	Halla Visteon Climate Control Corp.	37,180	1,006
*	Korean Air Lines Co. Ltd.	30,360	974
	Doosan Corp.	8,590	961
	Mando Corp.	11,547	882
	Daum Communications Corp.	10,720	876
	GS Engineering & Construction Corp.	31,285	861
	Shinhan Financial Group Co. Ltd.	24,159	837
^,*	Doosan Infracore Co. Ltd.	69,820	829
	Hanwha Chemical Corp.	55,690	829
	Samsung Fine Chemicals Co. Ltd.	16,750	813
	Hite Jinro Co. Ltd.	23,079	676
	Hyundai Securities Co. Ltd.	93,140	648
^,*	Hyundai Merchant Marine Co. Ltd.	64,542	601
	Mirae Asset Securities Co. Ltd.	13,524	566
	Hyundai Hysco Co. Ltd.	20,100	563
^,*	Hanjin Shipping Co. Ltd.	74,420	559
	KB Financial Group Inc.	16,202	530
	LG Hausys Ltd.	5,600	502
	KEPCO Engineering & Construction Co. Inc.	5,831	464
	Dongkuk Steel Mill Co. Ltd.	37,240	390
	SK Networks Co. Ltd.	55,870	371
	SKC Co. Ltd.	11,170	337
	Daishin Securities Co. Ltd.	38,520	327
	Hyundai Securities Co. Ltd. Prior Pfd.	52,467	325
^	STX Pan Ocean Co. Ltd.	76,430	235
*	Korea Electric Power Corp.	7,298	210
	POSCO	699	201
	Daishin Securities Co. Ltd. Prior Pfd.	21,130	115
	KT Corp.	135	4
	SK Telecom Co. Ltd.	21	4
			547,883
Spain (2.0%)
*	Banco Santander SA	10,365,345	74,854
	Telefonica SA	3,942,695	57,730
	Banco Bilbao Vizcaya Argentaria SA	5,370,188	52,276
	Inditex SA	247,228	33,179
	Iberdrola SA	4,195,874	22,559
*	Repsol SA	843,359	19,772
	Amadeus IT Holding SA	390,946	11,536
	Abertis Infraestructuras SA	467,237	8,718
*	Grifols SA	181,452	7,284
	Ferrovial SA	397,050	6,568
	Gas Natural SDG SA	305,500	6,397
^	Banco de Sabadell SA	2,811,852	5,841
	Red Electrica Corp. SA	107,616	5,721
	Enagas SA	187,219	4,986
	Distribuidora Internacional de Alimentacion SA	609,810	4,727
	Banco Popular Espanol SA	5,738,220	4,468
*	CaixaBank	995,374	3,680
*	ACS Actividades de Construccion y Servicios SA	132,574	3,405
	Mapfre SA	838,910	3,073
	Bankinter SA	606,875	2,232
	Zardoya Otis SA	132,874	1,856
	Endesa SA	73,459	1,668

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Acciona SA	23,664	1,548
^	Acerinox SA	118,299	1,277
^,*	Mediaset Espana Comunicacion SA	124,398	975
	Corp Financiera Alba SA	14,757	707
^,*	Banco Espanol de Credito SA	67,977	313
			347,350
Sweden (2.2%)
	Telefonaktiebolaget LM Ericsson Class B	2,917,370	36,281
	Hennes & Mauritz AB Class B	940,634	33,405
	Nordea Bank AB	2,587,974	31,141
	Swedbank AB Class A	1,039,138	25,587
	Svenska Handelsbanken AB Class A	470,514	21,450
	Volvo AB Class B	1,489,356	20,642
	Atlas Copco AB Class A	614,707	16,254
	Sandvik AB	1,069,324	15,252
	Skandinaviska Enskilda Banken AB Class A	1,441,403	14,828
	TeliaSonera AB	2,141,572	14,776
	Svenska Cellulosa AB Class B	564,172	14,696
	Assa Abloy AB Class B	336,254	13,456
	Investor AB Class B	450,308	13,355
	SKF AB	412,284	9,625
	Atlas Copco AB Class B	392,379	9,362
	Hexagon AB Class B	241,414	6,926
	Swedish Match AB	192,064	6,663
	Alfa Laval AB	299,471	6,601
	Scania AB Class B	299,192	6,399
	Skanska AB Class B	373,323	6,369
	Electrolux AB Class B	222,502	6,333
	Getinge AB	207,214	6,248
	Tele2 AB	349,371	5,995
	Investment AB Kinnevik	218,812	5,737
	Elekta AB Class B	350,962	5,381
*	Lundin Petroleum AB	222,077	5,340
	Industrivarden AB Class A	233,239	4,591
	Boliden AB	237,550	3,794
	Securitas AB Class B	369,488	3,636
	Husqvarna AB	394,310	2,282
	Modern Times Group AB Class B	50,666	2,175
	SSAB AB Class A	278,323	2,051
	Ratos AB	209,097	2,020
	Industrivarden AB	99,567	1,868
	Holmen AB	54,362	1,524
	SSAB AB Class B	61,682	396
	Volvo AB Class A	664	9
			382,448
Switzerland (6.2%)
	Nestle SA	3,225,064	229,987
	Roche Holding AG	702,659	175,904
	Novartis AG	2,328,896	172,403
	UBS AG	3,526,473	62,907
	ABB Ltd.	2,314,935	52,496
	Credit Suisse Group AG	1,549,217	43,023
	Zurich Insurance Group AG	147,487	41,214
	Cie Financiere Richemont SA	497,715	40,279
	Syngenta AG	93,133	39,816
	Swiss Re AG	367,261	29,227
	Swatch Group AG (Bearer)	30,858	17,704
*	Transocean Ltd.	344,042	17,651
	Holcim Ltd.	221,872	17,307
	SGS SA	5,211	12,601
	Swisscom AG	22,624	10,656
	Givaudan SA	8,175	10,528
	Geberit AG	38,020	9,291
	Julius Baer Group Ltd.	223,983	8,929

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Sonova Holding AG	65,950	7,184
	Schindler Holding AG	46,153	6,926
	Adecco SA	126,392	6,761
	Actelion Ltd.	104,829	6,418
	Kuehne & Nagel International AG	49,637	5,686
	Aryzta AG	89,983	5,587
	Swatch Group AG (Registered)	50,461	5,074
*	Coca-Cola HBC AG	194,269	4,953
	Swiss Prime Site AG	57,220	4,692
	Lindt & Spruengli AG	104	4,635
	Swiss Life Holding AG	29,072	4,606
	Baloise Holding AG	44,237	4,560
	Partners Group Holding AG	17,219	4,418
	Sulzer AG	23,170	3,959
	GAM Holding AG	209,542	3,706
	PSP Swiss Property AG	39,393	3,698
	Lonza Group AG	52,619	3,667
	Clariant AG	250,101	3,659
	Schindler Holding AG (Registered)	24,522	3,592
	Lindt & Spruengli AG	892	3,455
	Sika AG	953	2,303
	Pargesa Holding SA	32,393	2,259
	EMS-Chemie Holding AG	7,257	2,099
	Barry Callebaut AG	1,752	1,712
	DKSH Holding AG	18,710	1,627
	Banque Cantonale Vaudoise	2,875	1,593
	Nobel Biocare Holding AG	1,052	12
			1,100,764
Taiwan (2.4%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,272,328	81,516
	Hon Hai Precision Industry Co. Ltd.	10,134,318	26,195
	MediaTek Inc.	1,265,019	15,438
	Chunghwa Telecom Co. Ltd. ADR	433,418	13,973
	Formosa Plastics Corp.	4,638,494	11,268
	Nan Ya Plastics Corp.	5,564,223	11,102
	Delta Electronics Inc.	2,215,818	10,631
	China Steel Corp.	11,928,034	10,524
	Cathay Financial Holding Co. Ltd.	7,322,301	9,866
	Formosa Chemicals & Fibre Corp.	4,063,210	9,526
	Fubon Financial Holding Co. Ltd.	6,611,861	9,460
	Taiwan Semiconductor Manufacturing Co. Ltd.	2,424,973	9,000
	Uni-President Enterprises Corp.	4,437,936	8,745
	Asustek Computer Inc.	687,023	8,002
	HTC Corp.	777,570	7,948
	Chinatrust Financial Holding Co. Ltd.	12,307,196	7,474
	Mega Financial Holding Co. Ltd.	9,031,184	6,972
*	AU Optronics Corp. ADR	1,368,999	6,626
	Cheng Shin Rubber Industry Co. Ltd.	1,929,192	6,543
	Taiwan Mobile Co. Ltd.	1,551,648	5,655
	TPK Holding Co. Ltd.	258,422	5,258
	United Microelectronics Corp. ADR	2,672,217	5,051
*	Innolux Corp.	7,907,580	4,951
	Formosa Petrochemical Corp.	1,731,580	4,716
	Yuanta Financial Holding Co. Ltd.	9,141,708	4,654
	President Chain Store Corp.	728,904	4,499
	Taiwan Cement Corp.	3,369,768	4,479
	Advanced Semiconductor Engineering Inc. ADR	903,116	4,046
	Quanta Computer Inc.	1,885,598	3,903
	Siliconware Precision Industries Co. ADR	629,532	3,834
	Far EasTone Telecommunications Co. Ltd.	1,492,643	3,637
	Far Eastern New Century Corp.	3,374,241	3,636
	Catcher Technology Co. Ltd.	715,153	3,630
	SinoPac Financial Holdings Co. Ltd.	7,157,610	3,587
*	China Development Financial Holding Corp.	12,902,318	3,574

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Hua Nan Financial Holdings Co. Ltd.	6,045,286	3,518
	First Financial Holding Co. Ltd.	5,695,218	3,508
	Lite-On Technology Corp.	1,910,264	3,440
	Taiwan Cooperative Financial Holding	5,597,468	3,218
	Hotai Motor Co. Ltd.	341,000	3,048
	MStar Semiconductor Inc.	340,539	2,911
	E.Sun Financial Holding Co. Ltd.	4,507,975	2,724
	Foxconn Technology Co. Ltd.	1,025,394	2,703
	Synnex Technology International Corp.	1,504,990	2,548
	Asia Cement Corp.	1,999,328	2,539
	Taishin Financial Holding Co. Ltd.	5,784,883	2,514
	Compal Electronics Inc.	3,679,510	2,383
*	Pegatron Corp.	1,435,038	2,353
	Largan Precision Co. Ltd.	85,068	2,328
	Pou Chen Corp.	1,816,125	2,144
	Chang Hwa Commercial Bank	3,524,408	2,016
*	Acer Inc.	2,359,822	1,907
	Novatek Microelectronics Corp.	377,916	1,848
	Wistron Corp.	1,772,375	1,801
	Yulon Motor Co. Ltd.	985,898	1,693
	Advantech Co. Ltd.	342,105	1,635
*	Shin Kong Financial Holding Co. Ltd.	5,156,005	1,632
	Advanced Semiconductor Engineering Inc.	1,785,847	1,558
	Chicony Electronics Co. Ltd.	529,110	1,557
	Taiwan Glass Industry Corp.	1,513,701	1,542
	Taiwan Fertilizer Co. Ltd.	631,000	1,511
	Teco Electric and Machinery Co. Ltd.	1,577,000	1,484
	Giant Manufacturing Co. Ltd.	235,625	1,415
	Unimicron Technology Corp.	1,314,975	1,388
	Epistar Corp.	727,000	1,284
	Inventec Corp.	3,095,064	1,238
	Realtek Semiconductor Corp.	415,612	1,200
	Formosa Taffeta Co. Ltd.	1,026,000	976
*	Walsin Lihwa Corp.	3,122,000	969
*	Taiwan Business Bank	3,033,340	934
	Feng Hsin Iron & Steel Co.	474,790	852
	Siliconware Precision Industries Co.	697,000	836
	Macronix International	2,973,748	812
	Chunghwa Telecom Co. Ltd.	251,207	802
*	Evergreen Marine Corp. Taiwan Ltd.	1,319,993	772
	Ton Yi Industrial Corp.	978,600	725
*	Eva Airways Corp.	1,265,221	706
*	China Airlines Ltd.	1,822,913	695
	YFY Inc.	1,389,451	681
	Taiwan Secom Co. Ltd.	271,000	657
	Capital Securities Corp.	1,826,231	647
	Far Eastern International Bank	1,477,032	604
	Eternal Chemical Co. Ltd.	665,056	574
	Cheng Uei Precision Industry Co. Ltd.	280,591	560
	Transcend Information Inc.	161,455	558
	China Motor Corp.	570,105	556
	Oriental Union Chemical Corp.	496,191	548
*	Yageo Corp.	1,713,000	542
	United Microelectronics Corp.	1,411,978	541
	Cathay Real Estate Development Co. Ltd.	897,000	538
	Vanguard International Semiconductor Corp.	476,466	520
	Waterland Financial Holdings Co. Ltd.	1,466,427	517
	U-Ming Marine Transport Corp.	322,000	502
*	Wan Hai Lines Ltd.	832,702	466
*	Yang Ming Marine Transport Corp.	1,022,305	460
*	President Securities Corp.	750,349	452
*	AU Optronics Corp.	929,000	438
*	Compal Communications Inc.	222,520	289

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Nan Ya Printed Circuit Board Corp.	191,395	220
			428,456
Thailand (0.6%)
^	Advanced Info Service PCL (Foreign)	1,355,350	12,636
	PTT Exploration & Production PCL (Foreign)	1,731,178	8,952
	Kasikornbank PCL (Foreign)	1,147,116	8,455
	Siam Commercial Bank PCL (Foreign)	995,486	6,320
	PTT PCL (Foreign)	539,900	6,030
	Siam Cement PCL (Foreign)	326,748	5,512
	CP ALL PCL (Foreign)	3,561,800	5,162
	Shin Corp. PCL	1,420,004	4,177
	Bangkok Bank PCL (Foreign)	502,529	3,895
	PTT Global Chemical PCL	1,264,212	3,334
*	Siam Commercial Bank PCL (Local)	479,000	3,041
*	PTT PCL	259,572	2,890
	Krung Thai Bank PCL (Foreign)	2,716,125	2,278
	Bank of Ayudhya PCL (Foreign)	1,981,253	2,216
	Charoen Pokphand Foods PCL (Foreign)	1,947,300	2,203
	Big C Supercenter PCL	254,900	2,043
^	TMB Bank PCL	19,405,700	1,830
	Siam Makro PCL (Foreign)	74,500	1,694
	Thai Oil PCL (Foreign)	717,400	1,668
	Airports of Thailand PCL (Foreign)	324,200	1,597
	Central Pattana PCL	451,600	1,520
	Bangkok Dusit Medical Services PCL	245,900	1,365
*	Total Access Communication PCL (Local)	341,200	1,362
	BEC World PCL (Foreign)	573,400	1,315
*	Glow Energy PCL	465,500	1,222
*	Land and Houses PCL	2,392,600	1,070
*	Banpu PCL (Local)	87,900	1,023
*	Berli Jucker PCL	406,300	1,023
*	Charoen Pokphand Foods PCL	879,500	952
^	Total Access Communication PCL (Foreign)	246,500	947
*	CP ALL PCL (Local)	630,200	945
	Thai Union Frozen Products PCL (Foreign)	475,636	916
*	Indorama Ventures PCL	1,121,700	901
	IRPC PCL (Foreign)	5,950,900	849
*	BEC World PCL	321,100	734
*	Bank of Ayudhya PCL (Local)	635,500	710
	Electricity Generating PCL (Foreign)	130,500	677
*	PTT Global Chemical PCL	240,100	599
	Siam City Cement PCL (Foreign)	29,100	476
	Delta Electronics Thai PCL (Foreign)	339,900	469
*	Krung Thai Bank PCL	552,500	468
*	Siam City Cement PCL (Local)	28,100	468
*	Siam Makro PCL	16,900	435
	Ratchaburi Electricity Generating Holding PCL (Foreign)	187,700	400
	Thai Airways International PCL (Foreign)	364,302	367
*	Electricity Generating PCL	68,900	361
*	Airports of Thailand PCL	72,500	357
*	Central Pattana PCL	95,900	327
*	IRPC PCL	2,304,400	322
*	Ratchaburi Electricity Generating Holding PCL (Local)	153,200	310
*	Big C Supercenter PCL	31,700	250
*	Delta Electronics Thailand PCL	139,800	181
*	Thai Airways International PCL	173,100	174
			109,428
Turkey (0.5%)
	Turkiye Garanti Bankasi AS	2,023,748	11,197
	Akbank TAS	1,624,442	8,553
	Turkiye Halk Bankasi AS	594,728	6,494
	BIM Birlesik Magazalar AS	111,179	5,712
*	Turkcell Iletisim Hizmetleri AS	825,843	5,142
	Turkiye Is Bankasi	1,301,888	5,036

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Haci Omer Sabanci Holding AS (Bearer)	776,993	4,843
	KOC Holding AS	724,495	4,393
	Turkiye Vakiflar Bankasi Tao	1,162,172	4,159
	Tupras Turkiye Petrol Rafinerileri AS	121,318	3,391
*	Turk Hava Yollari	790,309	3,293
	Anadolu Efes Biracilik Ve Malt Sanayii AS	186,214	3,095
	Yapi ve Kredi Bankasi AS	812,558	2,525
	Turk Telekomunikasyon AS	506,146	2,401
	Eregli Demir ve Celik Fabrikalari TAS	1,647,194	1,889
	Coca-Cola Icecek AS	66,399	1,854
	Enka Insaat ve Sanayi AS	523,388	1,620
	Arcelik AS	173,146	1,349
*	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	687,414	1,179
	Tofas Turk Otomobil Fabrikasi AS	142,802	997
	Ford Otomotiv Sanayi AS	61,912	861
	Turkiye Sise ve Cam Fabrikalari AS	334,386	568
	Koza Altin Isletmeleri AS	26,697	536
	Aselsan Elektronik Sanayi Ve Ticaret AS	78,700	468
*	Dogan Sirketler Grubu Holding AS	692,262	468
			82,023
United Arab Emirates (0.1%)
	Emaar Properties PJSC	2,939,946	4,499
	First Gulf Bank PJSC	738,136	2,997
	DP World Ltd.	163,374	2,508
	Aldar Properties PJSC	1,608,203	634
	Air Arabia PJSC	2,250,511	600
*	Dubai Financial Market	1,574,690	537
	Dubai Islamic Bank PJSC	560,770	440
	Arabtec Holding Co.	757,010	437
*	Dana Gas PJSC	3,182,843	434
			13,086
United Kingdom (14.7%)
	HSBC Holdings plc	18,403,911	201,563
	Vodafone Group plc	49,352,029	150,590
	BP plc	19,037,816	137,953
	Royal Dutch Shell plc Class A	3,738,457	127,279
	GlaxoSmithKline plc	4,926,032	127,101
	British American Tobacco plc	1,943,853	107,760
	Royal Dutch Shell plc Class B	2,612,963	91,657
	Diageo plc	2,518,928	76,923
	AstraZeneca plc	1,247,559	64,776
	BHP Billiton plc	2,112,254	59,425
	Barclays plc	12,861,726	57,396
	Rio Tinto plc	1,247,701	57,295
	BG Group plc	3,369,504	56,883
	Unilever plc	1,215,282	52,655
	SABMiller plc	936,082	50,509
	Standard Chartered plc	1,977,185	49,761
	Reckitt Benckiser Group plc	645,153	47,098
	National Grid plc	3,638,258	46,378
	Tesco plc	8,035,142	45,704
	Prudential plc	2,551,885	43,879
	Imperial Tobacco Group plc	977,715	34,960
*	Lloyds Banking Group plc	41,117,378	34,929
	BT Group plc	7,800,836	33,541
	Rolls-Royce Holdings plc	1,854,395	32,599
	Anglo American plc London Shares	1,331,929	32,567
	Centrica plc	5,127,482	29,575
	Xstrata plc	1,606,414	24,174
	Compass Group plc	1,831,954	24,127
	SSE plc	953,410	23,084
	ARM Holdings plc	1,369,175	21,296
	WPP plc	1,252,152	20,701
	BAE Systems plc	3,230,552	18,869

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2013

		Market
		Value
	Shares	($000)
^ Glencore International plc	3,797,134	18,772
Experian plc	1,005,262	17,688
Shire plc	557,211	17,370
Old Mutual plc	4,868,479	15,529
Legal & General Group plc	5,839,006	15,399
Pearson plc	809,978	14,732
Reed Elsevier plc	1,201,124	14,043
Tullow Oil plc	900,400	14,035
Aviva plc	2,933,778	13,928
Standard Life plc	2,345,408	13,666
Wolseley plc	272,106	13,477
British Sky Broadcasting Group plc	977,457	12,810
Kingfisher plc	2,360,201	11,501
Associated British Foods plc	375,724	11,303
Land Securities Group plc	778,463	10,575
WM Morrison Supermarkets plc	2,320,750	10,532
Next plc	153,914	10,433
Marks & Spencer Group plc	1,607,279	10,231
Smith & Nephew plc	893,696	10,230
* Royal Bank of Scotland Group	2,046,367	9,765
British Land Co. plc	982,586	9,090
Capita plc	635,294	8,909
Burberry Group plc	427,565	8,895
Intertek Group plc	160,821	8,274
J Sainsbury plc	1,387,513	8,223
InterContinental Hotels Group plc	269,787	7,971
United Utilities Group plc	681,742	7,854
Johnson Matthey plc	204,852	7,728
Smiths Group plc	392,084	7,626
Carnival plc	205,866	7,433
ITV plc	3,717,303	7,269
Randgold Resources Ltd.	88,834	7,187
Weir Group plc	208,576	7,156
Aggreko plc	256,229	7,103
G4S plc	1,403,698	6,833
Severn Trent plc	237,994	6,745
GKN plc	1,573,993	6,738
Whitbread plc	169,306	6,731
Aberdeen Asset Management plc	928,322	6,480
Bunzl plc	318,405	6,334
RSA Insurance Group plc	3,592,007	6,220
Sage Group plc	1,178,765	6,185
Rexam plc	757,980	6,086
IMI plc	309,396	5,964
Babcock International Group plc	355,381	5,914
Tate & Lyle plc	443,171	5,816
William Hill plc	862,148	5,713
Resolution Ltd.	1,337,136	5,491
Meggitt plc	745,881	5,436
Hammerson plc	671,275	5,424
Petrofac Ltd.	256,532	5,392
Antofagasta plc	369,754	5,188
Croda International plc	133,417	5,143
Invensys plc	838,013	5,017
Inmarsat plc	441,522	4,963
Melrose Industries plc	1,255,519	4,759
AMEC plc	298,789	4,710
3i Group plc	915,931	4,684
Serco Group plc	477,863	4,599
Informa plc	594,628	4,425
Cobham plc	1,112,415	4,334
easyJet plc	245,788	4,274
John Wood Group plc	347,157	4,190
Schroders plc (Voting Shares)	112,513	4,086

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2013

					Market
					Value
				Shares	($000)
	Admiral Group plc			202,717	4,038
	Investec plc			568,166	4,023
	London Stock Exchange Group plc			191,831	4,003
*	International Consolidated Airlines Group SA (London Shares)			866,626	3,672
	Drax Group plc			379,371	3,621
	Hargreaves Lansdown plc			224,882	3,425
	Fresnillo plc			189,124	3,418
	Intu Properties plc			614,204	3,271
	Daily Mail & General Trust plc			272,303	2,910
	Segro plc			699,196	2,895
*	Cairn Energy plc			636,755	2,859
	Man Group plc			1,781,381	2,833
	ICAP plc			622,026	2,788
	Rentokil Initial plc			1,778,937	2,624
	TUI Travel plc			534,284	2,612
	Ladbrokes plc			850,618	2,505
	Vedanta Resources plc			123,649	2,340
^,*	Lonmin plc			523,484	2,196
*	Polyus Gold International Ltd.			671,551	2,123
	Ashmore Group plc			341,429	2,121
*	Polymetal International plc			193,214	2,101
	Eurasian Natural Resources Corp. plc			410,461	1,765
	Schroders plc			49,484	1,424
	Kazakhmys plc			191,977	1,044
	Evraz plc			362,322	882
*	Essar Energy plc			350,120	780
	Ferrexpo plc			137,551	384
	African Barrick Gold plc			108,410	295
					2,592,570
Total Common Stocks (Cost $15,575,203)					17,591,872
		Coupon
Temporary Cash Investments (4.8%)[1]
Money Market Fund (4.8%)
4,5	Vanguard Market Liquidity Fund	0.142%		851,784,743	851,785

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
6,7	Fannie Mae Discount Notes	0.090%	7/17/13	2,000	1,999
6,7	Fannie Mae Discount Notes	0.110%	8/21/13	1,800	1,799
7,8	Federal Home Loan Bank Discount Notes	0.110%	9/20/13	700	700
					4,498
Total Temporary Cash Investments (Cost $856,284)					856,283
Total Investments (104.5%) (Cost $16,431,487)					18,448,155
Other Assets and Liabilities—Net (-4.5%)[5]					(802,642)
Net Assets (100%)					17,645,513

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $773,433,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 4.5%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2013, the aggregate value of these securities was $149,915,000, representing 0.8% of net assets.

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2013

3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $805,238,000 of collateral received for securities on loan.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7 Securities with a value of $3,298,000 have been segregated as initial margin for open futures contracts.
8 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Australia (5.3%)
	Seek Ltd.	298,392	3,462
	GrainCorp Ltd. Class A	190,807	2,535
	DUET Group	980,041	2,498
	Primary Health Care Ltd.	418,773	2,289
	Spark Infrastructure Group	1,178,774	2,188
	carsales.com Ltd.	186,728	1,873
	Australian Infrastructure Fund	550,411	1,797
	Investa Office Fund	526,341	1,790
	Myer Holdings Ltd.	513,051	1,709
^	Monadelphous Group Ltd.	78,190	1,699
	Beach Energy Ltd.	1,121,256	1,584
	UGL Ltd.	147,911	1,544
	REA Group Ltd.	46,273	1,493
^	JB Hi-Fi Ltd.	88,334	1,467
	David Jones Ltd.	468,054	1,447
*	Regis Resources Ltd.	365,795	1,444
	Charter Hall Retail REIT	322,829	1,436
	Super Retail Group Ltd.	104,292	1,424
	Navitas Ltd.	247,850	1,391
	PanAust Ltd.	536,654	1,296
	Invocare Ltd.	104,673	1,267
*	Aurora Oil & Gas Ltd.	394,500	1,250
	Mineral Resources Ltd.	123,028	1,246
	BWP Trust	479,499	1,203
	Charter Hall Group	254,264	1,122
*	Transpacific Industries Group Ltd.	1,017,019	1,022
^,*	Mesoblast Ltd.	157,490	963
	TPG Telecom Ltd.	253,683	953
	Automotive Holdings Group Ltd.	220,817	932
	Seven Group Holdings Ltd.	92,834	895
	iiNET Ltd.	136,103	871
	Abacus Property Group	357,143	866
	Qube Holdings Ltd.	461,093	837
	Iress Ltd.	95,430	828
^	Bradken Ltd.	149,697	799
	Sigma Pharmaceuticals Ltd.	1,046,283	792
	Mermaid Marine Australia Ltd.	192,424	771
*	Sandfire Resources NL	131,108	766
	FlexiGroup Ltd.	175,785	766
*	Karoon Gas Australia Ltd.	175,649	761
	Cardno Ltd.	112,330	759
	Pacific Brands Ltd.	834,509	745
	Transfield Services Ltd.	435,402	722
*	Senex Energy Ltd.	999,149	709
	Premier Investments Ltd.	78,088	700
	ARB Corp. Ltd.	51,809	699
	McMillan Shakespeare Ltd.	43,871	694
*	AWE Ltd.	513,498	688
	Southern Cross Media Group Ltd.	424,378	685
	Independence Group NL	197,529	678
*	Cudeco Ltd.	169,624	665
	SAI Global Ltd.	179,746	657
	M2 Telecommunications Group Ltd.	108,906	636
*	Linc Energy Ltd.	303,852	606
	Resolute Mining Ltd.	597,496	594
	Wotif.com Holdings Ltd.	111,293	590
	Cabcharge Australia Ltd.	118,597	588
^	Breville Group Ltd.	79,101	572
*	Perseus Mining Ltd.	401,416	567
	Medusa Mining Ltd.	163,906	558
*	Virgin Australia Holdings Ltd.	1,179,865	557

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Acrux Ltd.	130,179	547
	Ardent Leisure Group	319,183	509
*	Evolution Mining Ltd.	487,236	495
^,*	Sirius Resources NL	146,072	467
	Ausdrill Ltd.	286,339	452
*	Beadell Resources Ltd.	612,736	450
	Skilled Group Ltd.	150,298	444
	Ainsworth Game Technology Ltd.	110,730	438
*	Drillsearch Energy Ltd.	367,514	431
	Western Areas Ltd.	147,314	423
	GUD Holdings Ltd.	55,803	422
	STW Communications Group Ltd.	280,187	421
^	Fleetwood Corp. Ltd.	47,144	418
	Amcom Telecommunications Ltd.	193,528	406
	Reject Shop Ltd.	21,920	404
	Sirtex Medical Ltd.	39,337	395
*	Energy World Corp. Ltd.	1,178,478	391
*	Silex Systems Ltd.	136,820	386
	Miclyn Express Offshore Ltd.	183,288	373
*	Horizon Oil Ltd.	861,761	363
	FKP Property Group	211,472	361
	NRW Holdings Ltd.	256,487	346
	Boart Longyear Ltd.	347,545	345
^,*	Buru Energy Ltd.	178,676	345
*	Roc Oil Co. Ltd.	723,437	342
	Forge Group Ltd.	55,592	334
	Mount Gibson Iron Ltd.	645,253	333
	Challenger Diversified Property Group	117,338	330
	Clough Ltd.	266,498	326
*	Silver Lake Resources Ltd.	297,638	326
	Cash Converters International Ltd.	212,154	310
	UXC Ltd.	249,891	307
	Credit Corp. Group Ltd.	32,005	295
	Emeco Holdings Ltd.	580,807	277
	Kingsgate Consolidated Ltd.	121,866	275
	Astro Japan Property Group	67,032	271
*	St. Barbara Ltd.	427,542	268
	Programmed Maintenance Services Ltd.	105,223	263
	Hills Holdings Ltd.	224,287	256
*	Australian Agricultural Co. Ltd.	209,868	254
*	Papillon Resources Ltd.	240,176	252
*	Sundance Resources Ltd.	2,279,224	251
	Webjet Ltd.	54,639	248
*	Mineral Deposits Ltd.	76,617	238
	Northern Star Resources Ltd.	335,525	238
	Tox Free Solutions Ltd.	69,666	237
	Thorn Group Ltd.	107,826	226
	SMS Management & Technology Ltd.	43,059	218
	Decmil Group Ltd.	108,517	210
*	Indophil Resources NL	761,380	210
	Australian Pharmaceutical Industries Ltd.	416,061	209
	Sunland Group Ltd.	131,850	200
*	Infigen Energy Ltd.	714,461	196
	Macmahon Holdings Ltd.	1,033,743	193
	Ausenco Ltd.	64,831	187
*	Starpharma Holdings Ltd.	180,901	182
*	OM Holdings Ltd.	432,143	174
*	Nexus Energy Ltd.	1,267,939	171
^,*	Billabong International Ltd.	333,081	164
^,*	Coalspur Mines Ltd.	334,093	157
	APN News & Media Ltd.	355,100	155
	Aspen Group	762,809	150
	Imdex Ltd.	139,048	142
	WHK Group Ltd.	152,276	136

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Oakton Ltd.	103,928	136
^,*	Gindalbie Metals Ltd.	703,895	131
*	Discovery Metals Ltd.	332,226	117
	Kingsrose Mining Ltd.	197,107	117
*	Watpac Ltd.	150,993	116
^	Troy Resources Ltd.	59,556	116
*	Tap Oil Ltd.	186,680	109
*	Tiger Resources Ltd.	419,327	105
*	Saracen Mineral Holdings Ltd.	652,485	99
*	Mirabela Nickel Ltd.	653,791	95
*	Intrepid Mines Ltd.	297,788	82
*	Carnarvon Petroleum Ltd.	1,572,490	82
*	Panoramic Resources Ltd.	263,519	81
	Mincor Resources NL	114,012	77
*	Bathurst Resources Ltd.	434,735	77
*	Coffey International Ltd.	279,023	70
*	Cape Lambert Resources Ltd.	447,421	70
*	AJ Lucas Group Ltd.	51,562	69
*	Galaxy Resources Ltd.	254,475	61
*	Flinders Mines Ltd.	1,165,279	58
*	Equatorial Resources Ltd.	71,238	56
*	Gryphon Minerals Ltd.	219,135	47
*	Rex Minerals Ltd.	127,504	44
*	Ramelius Resources Ltd.	180,600	38
*	Kagara Ltd.	274,560	34
*	Pharmaxis Ltd.	223,681	34
*	Cockatoo Coal Ltd.	458,230	30
*	Ivanhoe Australia Ltd.	160,044	30
*	Dart Energy Ltd.	359,795	22
*	Ampella Mining Ltd.	90,130	19
*	Arafura Resources Ltd.	165,728	18
^,*	White Energy Co. Ltd.	80,089	14
*	Deep Yellow Ltd.	217,865	8
*	Virgin Australia Holdings Pvt Ltd	1,276,415	7
*	Coal of Africa Ltd.	17,400	3
*	Hastie Group Ltd.	88	—
			90,760
Austria (0.6%)
^	Oesterreichische Post AG	30,462	1,351
	Schoeller-Bleckmann Oilfield Equipment AG	11,170	1,093
	Wienerberger AG	88,630	1,092
	CA Immobilien Anlagen AG	69,360	977
	Atrium European Real Estate Ltd.	155,745	931
	RHI AG	23,342	771
	Mayr Melnhof Karton AG	6,945	747
	Conwert Immobilien Invest SE	54,279	614
^	Lenzing AG	6,852	567
*	Flughafen Wien AG	9,015	559
1	AMAG Austria Metall AG	16,684	515
	EVN AG	26,305	355
	S IMMO AG	48,753	305
	Palfinger AG	6,867	203
	BWT AG	8,502	165
^	Kapsch TrafficCom AG	3,047	150
	Zumtobel AG	8,459	95
*	Semperit AG Holding	396	15
			10,505
Belgium (1.1%)
	Ackermans & van Haaren NV	22,360	1,902
	Cofinimmo	13,721	1,652
	Sofina SA	14,967	1,424
^,*	ThromboGenics NV	25,365	1,242
	D'ieteren SA/NV	23,072	1,063
	NV Bekaert SA	31,981	1,030

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
^	Elia System Operator SA/NV	23,012	1,014
	Befimmo SCA Sicafi	14,103	979
	Gimv NV	15,460	795
	Nyrstar (Voting Shares)	152,163	743
	Barco NV	7,256	646
^	Warehouses De Pauw SCA	9,670	618
	EVS Broadcast Equipment SA	8,005	542
	Mobistar SA	22,715	542
	Sipef SA	6,384	501
	Melexis NV	22,610	460
	Tessenderlo Chemie NV (Voting Shares)	16,230	459
	Cie Maritime Belge SA	22,233	438
	Cie d'Entreprises CFE	6,531	398
*	RHJ International	68,990	334
*	AGFA-Gevaert NV	138,725	250
	Van de Velde NV	5,510	249
*	KBC Ancora	10,860	206
	Wereldhave Belgium NV	1,621	187
	Recticel SA	15,464	122
	Intervest Offices & Warehouses	4,222	110
*	Ion Beam Applications	13,429	107
^,*	Euronav NV	22,633	91
			18,104
Brazil (2.3%)
	Kroton Educacional SA	158,200	2,209
	Anhanguera Educacional Participacoes SA	98,536	1,773
*	Estacio Participacoes SA	72,000	1,708
	Marcopolo SA Prior Pfd.	226,508	1,507
	Banco do Estado do Rio Grande do Sul SA Prior Pfd.	158,746	1,336
	Cia de Saneamento de Minas Gerais-COPASA	54,598	1,258
	Diagnosticos da America SA	219,320	1,207
	Mills Estruturas e Servicos de Engenharia SA	71,078	1,168
*	Equatorial Energia SA	107,800	1,142
	Odontoprev SA	207,527	1,035
*	Suzano Papel e Celulose SA Prior Pfd. Class A	261,352	956
	Even Construtora e Incorporadora SA	182,522	856
	Randon Participacoes SA Prior Pfd.	122,876	801
	Brazil Pharma SA	127,100	800
	Aliansce Shopping Centers SA	70,479	796
	Alpargatas SA Prior Pfd.	118,184	787
*	Marfrig Alimentos SA	230,912	787
	Iochpe-Maxion SA	63,150	778
*	Gafisa SA	380,582	761
	Grendene SA	66,164	754
	Santos Brasil Participacoes SA	42,946	668
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	36,000	668
	Fleury SA	69,830	665
*	Qualicorp SA	68,000	662
	Marisa Lojas SA	41,600	631
	Magnesita Refratarios SA	172,201	619
*	HRT Participacoes em Petroleo SA	266,030	588
	Ez Tec Empreendimentos e Participacoes SA	42,900	587
	Sao Martinho SA	41,400	582
*	Gol Linhas Aereas Inteligentes SA Prior Pfd.	91,800	565
	LPS Brasil Consultoria de Imoveis SA	54,406	560
	Brasil Insurance Participacoes e Administracao SA	52,727	560
*	Direcional Engenharia SA	70,500	557
	International Meal Co. Holdings SA	44,100	556
	Iguatemi Empresa de Shopping Centers SA	46,400	554
	Brasil Brokers Participacoes SA	156,600	553
	Cia Energetica do Ceara Prior Pfd.	22,600	540
	JSL SA	67,100	537
	QGEP Participacoes SA	91,500	524
	Helbor Empreendimentos SA	102,700	508

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Contax Participacoes SA Prior Pfd.	171,765	455
	Mahle-Metal Leve SA Industria e Comercio	33,100	455
	Arezzo Industria e Comercio SA	19,800	417
*	Paranapanema SA	136,200	395
*	Rossi Residencial SA	233,215	393
	SLC Agricola SA	43,900	387
	Tereos Internacional SA	239,159	386
*	B2W Cia Global Do Varejo	63,527	361
*	Tecnisa SA	78,100	350
	Abril Educacao SA	16,200	349
	JHSF Participacoes SA	95,400	348
*	LLX Logistica SA	335,952	329
	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Prior Pfd.	78,018	320
	Sonae Sierra Brasil SA	22,400	309
	Tegma Gestao Logistica	19,900	267
*	Brookfield Incorporacoes SA	238,607	262
	Magazine Luiza SA	56,100	200
*	OSX Brasil SA	58,000	89
			40,175
Cambodia (0.0%)
	NagaCorp Ltd.	987,434	785

Canada (13.6%)
*	Tourmaline Oil Corp.	140,830	5,587
^	Emera Inc.	118,733	4,349
	Gildan Activewear Inc.	107,486	4,322
	Atco Ltd.	45,046	4,314
	Keyera Corp.	68,799	4,297
	Baytex Energy Corp.	108,477	4,287
	Dollarama Inc.	58,089	4,255
	Onex Corp.	82,507	4,115
	Vermilion Energy Inc.	79,376	4,073
	AltaGas Ltd.	103,255	3,848
	Methanex Corp.	84,577	3,585
*	New Gold Inc.	422,746	3,391
*	Open Text Corp.	51,461	3,363
	Peyto Exploration & Development Corp.	114,711	3,302
	Industrial Alliance Insurance & Financial Services Inc.	87,079	3,217
	Gibson Energy Inc.	106,755	2,782
	H&R REIT	111,437	2,738
	CAE Inc.	231,271	2,500
	Bonavista Energy Corp.	157,310	2,491
	Enerplus Corp.	175,842	2,482
	Aimia Inc.	155,086	2,448
*	Athabasca Oil Corp.	332,278	2,404
	Veresen Inc.	174,350	2,333
	West Fraser Timber Co. Ltd.	26,444	2,309
	Astral Media Inc. Class A	47,351	2,303
	Pengrowth Energy Corp.	449,599	2,294
	MacDonald Dettwiler & Associates Ltd.	31,753	2,294
	Progressive Waste Solutions Ltd.	99,162	2,210
	Precision Drilling Corp.	244,837	1,986
	Canadian Western Bank	70,095	1,980
	Ensign Energy Services Inc.	114,872	1,934
	Constellation Software Inc.	14,008	1,912
	Cineplex Inc.	56,071	1,906
	Empire Co. Ltd. Class A	27,460	1,867
	ShawCor Ltd.	45,586	1,831
	CCL Industries Inc. Class B	28,026	1,751
	Corus Entertainment Inc. Class B	71,214	1,749
	Home Capital Group Inc. Class B	30,399	1,744
	Trican Well Service Ltd.	132,846	1,735
	TMX Group Ltd.	32,430	1,707
	Pan American Silver Corp.	128,796	1,694

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Quebecor Inc. Class B	36,358	1,693
	TransForce Inc.	83,976	1,657
	Dundee REIT Class A	43,920	1,613
*	Canfor Corp.	76,988	1,608
^	Ritchie Bros Auctioneers Inc.	79,084	1,601
	Mullen Group Ltd.	73,382	1,592
	Calloway REIT	52,508	1,575
	Stantec Inc.	36,471	1,560
	Canadian REIT	32,771	1,551
	Toromont Industries Ltd.	70,178	1,546
	Trilogy Energy Corp.	52,729	1,541
	Westshore Terminals Investment Corp.	52,710	1,517
	Jean Coutu Group PJC Inc. Class A	91,164	1,516
*	Lundin Mining Corp.	385,382	1,515
^,*	Westport Innovations Inc.	48,528	1,514
*	Imax Corp.	58,881	1,505
	Alamos Gold Inc.	107,287	1,498
	PetroBakken Energy Ltd.	175,466	1,498
*	Dundee Corp. Class A	39,330	1,471
*	B2Gold Corp.	566,751	1,423
*	Paramount Resources Ltd. Class A	39,553	1,415
	Superior Plus Corp.	109,064	1,407
	Russel Metals Inc.	51,833	1,402
	First Capital Realty Inc.	72,258	1,396
	Northland Power Inc.	71,242	1,382
*	Coastal Energy Co.	70,734	1,356
	Capital Power Corp.	61,575	1,345
	Boardwalk REIT	20,437	1,336
*	Tahoe Resources Inc.	76,600	1,331
*	First Majestic Silver Corp.	103,796	1,280
	Cominar REIT	52,914	1,261
*	Detour Gold Corp.	104,100	1,252
	Davis & Henderson Corp.	52,336	1,223
	Sherritt International Corp.	260,870	1,220
	Laurentian Bank of Canada	27,568	1,210
*	Celestica Inc.	136,031	1,175
	HudBay Minerals Inc.	147,483	1,171
	RONA Inc.	110,875	1,156
	Bonterra Energy Corp.	23,360	1,146
*	Uranium One Inc.	411,725	1,144
	Canadian Apartment Properties REIT	43,267	1,118
	Secure Energy Services Inc.	86,514	1,115
	Genivar Inc.	44,592	1,107
^	AuRico Gold Inc.	214,333	1,102
	Whitecap Resources Inc.	106,877	1,097
	Canexus Corp.	116,955	1,095
	Linamar Corp.	46,185	1,093
	Genworth MI Canada Inc.	42,229	1,050
	Manitoba Telecom Services Inc.	32,116	1,041
	North West Co. Inc.	41,205	1,040
	Algonquin Power & Utilities Corp.	130,938	1,035
	Cogeco Cable Inc.	23,223	1,034
^	AGF Management Ltd. Class B	85,478	976
	Enerflex Ltd.	68,511	945
	Dorel Industries Inc. Class B	21,801	941
	Allied Properties REIT	27,277	934
	Cott Corp.	84,744	931
^	Parkland Fuel Corp.	55,964	925
	Maple Leaf Foods Inc.	69,286	916
^	Pason Systems Inc.	52,921	906
	Artis REIT	53,390	903
	Chartwell Retirement Residences	75,898	860
*	Argonaut Gold Inc.	129,316	819
*	Imperial Metals Corp.	64,702	801

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
*	Dominion Diamond Corp.	50,293	797
	Innergex Renewable Energy Inc.	78,024	788
	Granite REIT	19,800	785
^,*	FirstService Corp.	23,647	782
*	ATS Automation Tooling Systems Inc.	77,334	781
*	Norbord Inc.	23,334	778
	Calfrac Well Services Ltd.	30,408	772
	Alacer Gold Corp.	256,559	769
^	Just Energy Group Inc.	113,002	758
*	Crew Energy Inc.	107,985	749
*	Birchcliff Energy Ltd.	94,584	742
	Trinidad Drilling Ltd.	108,466	741
*	NuVista Energy Ltd.	101,794	740
	Stella-Jones Inc.	9,000	728
*	Torex Gold Resources Inc.	522,205	726
	Transcontinental Inc. Class A	56,012	721
*	Dundee Precious Metals Inc.	110,276	707
*	Capstone Mining Corp.	338,877	686
*	Legacy Oil & Gas Inc.	129,100	682
^,*	Aurizon Mines Ltd.	147,033	630
	Aecon Group Inc.	50,650	623
	Nevsun Resources Ltd.	162,931	610
*	Advantage Oil & Gas Ltd.	150,553	596
*	Endeavour Silver Corp.	114,147	596
	CML HealthCare Inc.	77,305	593
	Savanna Energy Services Corp.	84,253	590
	Centerra Gold Inc.	140,680	588
*	Martinrea International Inc.	69,038	585
*	OceanaGold Corp.	252,309	546
^,*	NovaGold Resources Inc.	219,637	541
*	Paladin Labs Inc.	10,706	533
	Morguard REIT	29,132	529
	Major Drilling Group International	70,620	528
	Atlantic Power Corp.	108,474	510
*	Bankers Petroleum Ltd.	204,010	510
	Canaccord Financial Inc.	88,637	506
*	Silver Standard Resources Inc.	68,316	490
*	BlackPearl Resources Inc.	223,528	488
*	China Gold International Resources Corp. Ltd.	171,200	486
*	Great Canadian Gaming Corp.	50,530	471
^,*	Seabridge Gold Inc.	40,720	462
*	Continental Gold Ltd.	87,900	434
	Northern Property REIT	13,500	433
^	Extendicare Inc.	74,575	417
	Nordion Inc.	59,580	416
	Petrominerales Ltd.	74,100	409
	SEMAFO Inc.	212,389	403
^,*	Thompson Creek Metals Co. Inc.	133,910	400
	Silvercorp Metals Inc.	137,093	400
*	Rubicon Minerals Corp.	228,712	397
*	Pretium Resources Inc.	53,100	392
	Wi-Lan Inc.	97,900	387
	Reitmans Canada Ltd. Class A	41,806	367
	Niko Resources Ltd.	54,400	360
	Torstar Corp. Class B	53,105	357
*	Endeavour Mining Corp.	317,009	343
*	Taseko Mines Ltd.	143,270	337
*	Denison Mines Corp.	267,067	331
*	Kelt Exploration Ltd.	40,730	297
*	Gabriel Resources Ltd.	145,210	262
*	Atrium Innovations Inc.	19,560	241
*	Katanga Mining Ltd.	351,896	239
	GMP Capital Inc.	42,800	228
*	Kirkland Lake Gold Inc.	66,372	223

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Cascades Inc.	45,566	223
	First National Financial Corp.	11,350	209
	InnVest REIT	39,343	195
*	Banro Corp.	147,800	189
^,*	Golden Star Resources Ltd.	173,100	187
^,*	Northern Dynasty Minerals Ltd.	70,142	184
*	Chinook Energy Inc.	140,594	167
*	Lake Shore Gold Corp.	367,565	150
^	Sprott Inc.	36,800	117
	Metro Inc.	1,500	102
*	SouthGobi Resources Ltd.	47,800	87
*	Petrobank Energy & Resources Ltd.	69,718	47
*	Sierra Wireless Inc.	1,800	20
*	Great Basin Gold Ltd.	345,634	3
			232,271
Chile (0.7%)
	Sonda SA	426,649	1,477
	Parque Arauco SA	416,832	1,078
	Administradora de Fondos de Pensiones Provida SA	153,418	1,062
	Vina Concha y Toro SA	521,237	1,019
	E.CL SA	453,033	946
	Ripley Corp. SA	834,041	868
	Inversiones Aguas Metropolitanas SA	379,299	805
*	Salfacorp SA	348,027	650
	Besalco SA	351,875	631
	Sigdo Koppers SA	221,934	584
	AFP Habitat SA	283,869	565
	Inversiones La Construccion SA	28,734	551
*	Sociedad Matriz SAAM SA	4,629,182	531
	CFR Pharmaceuticals SA	1,915,306	494
*	Cia Sud Americana de Vapores SA	4,722,373	421
	Norte Grande SA	21,271,562	212
	Masisa SA	1,888,248	173
			12,067
China (3.7%)
	Skyworth Digital Holdings Ltd.	1,878,497	1,552
	Sino Biopharmaceutical	2,174,088	1,500
	China Everbright International Ltd.	1,874,633	1,451
	Sunac China Holdings Ltd.	1,397,000	1,127
	Minth Group Ltd.	570,219	1,022
	Beijing Enterprises Water Group Ltd.	3,328,199	1,010
	China Shanshui Cement Group Ltd.	1,709,549	970
*	Hunan Nonferrous Metal Corp. Ltd.	3,365,223	969
	Haitian International Holdings Ltd.	550,573	943
	Yuexiu REIT	1,594,000	895
	AviChina Industry & Technology Co. Ltd.	1,835,841	889
	Digital China Holdings Ltd.	702,671	887
	Dah Chong Hong Holdings Ltd.	913,634	843
	Daphne International Holdings Ltd.	805,996	840
	Yingde Gases Group Co. Ltd.	809,500	781
	Intime Department Store Group Co. Ltd.	648,967	771
^	China Overseas Grand Oceans Group Ltd.	488,000	769
	Tong Ren Tang Technologies Co. Ltd.	227,291	758
	Honghua Group Ltd.	1,473,000	720
	China Medical System Holdings Ltd.	724,800	713
	Biostime International Holdings Ltd.	121,000	698
^	Sihuan Pharmaceutical Holdings Group Ltd.	1,203,000	676
*	Hanergy Solar Group Ltd.	9,332,000	675
	CIMC Enric Holdings Ltd.	620,000	672
	China Wireless Technologies Ltd.	1,599,978	641
^	China Power International Development Ltd.	1,765,320	638
	Anton Oilfield Services Group	772,000	618
^	Vinda International Holdings Ltd.	461,000	604
	Kingsoft Corp. Ltd.	515,000	594

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
^,*	Kaisa Group Holdings Ltd.	1,881,000	590
*	China Oil & Gas Group Ltd.	3,200,000	587
^,*	China High Speed Transmission Equipment Group Co. Ltd.	1,183,000	573
^	Dongyue Group	928,000	520
	BYD Electronic International Co. Ltd.	969,000	514
^	Phoenix Satellite Television Holdings Ltd.	1,331,783	507
	Towngas China Co. Ltd.	519,000	499
	Sunny Optical Technology Group Co. Ltd.	370,000	491
^,*	China Precious Metal Resources Holdings Co. Ltd.	2,844,000	487
^	REXLot Holdings Ltd.	5,879,448	486
*	China Modern Dairy Holdings Ltd.	1,404,000	486
	Ju Teng International Holdings Ltd.	742,000	484
^,*	China ZhengTong Auto Services Holdings Ltd.	757,000	470
	Sinopec Kantons Holdings Ltd.	500,000	453
	TCL Multimedia Technology Holdings Ltd.	497,842	451
	Tibet 5100 Water Resources Holdings Ltd.	1,260,000	450
	Tianneng Power International Ltd.	710,000	450
	China Liansu Group Holdings Ltd.	785,000	448
^	China Lumena New Materials Corp.	2,020,000	441
	Jiangsu Future Land Co. Ltd. Class B	564,050	437
^	Shenguan Holdings Group Ltd.	856,000	435
^	China Metal Recycling Holdings Ltd.	332,400	404
	West China Cement Ltd.	2,280,000	401
*	MMG Ltd.	1,320,127	398
	Lao Feng Xiang Co. Ltd. Class B	177,120	393
	China Shineway Pharmaceutical Group Ltd.	220,000	392
^,*	CSPC Pharmaceutical Group Ltd.	808,000	390
^,*	Baoxin Auto Group Ltd.	440,000	385
	Fufeng Group Ltd.	1,062,606	383
	Hangzhou Steam Turbine Co. Class B	237,812	381
	Beijing Capital Land Ltd.	1,000,000	366
	China Singyes Solar Technologies Holdings Ltd.	417,600	363
^,*	Huaneng Renewables Corp. Ltd.	1,068,000	361
*	First Tractor Co. Ltd.	472,832	353
	PCD Stores Group Ltd.	2,310,000	349
*	Glorious Property Holdings Ltd.	2,200,000	343
*	Hisense Kelon Electrical Holdings Co. Ltd. Class A	446,000	315
*	North Mining Shares Co. Ltd.	6,390,000	313
	VODone Ltd.	4,123,566	309
*	Interchina Holdings Co.	5,490,000	308
*	China Power New Energy Development Co. Ltd.	5,340,000	303
	China Aerospace International Holdings Ltd.	2,816,000	302
^	Ajisen China Holdings Ltd.	415,408	300
	C C Land Holdings Ltd.	882,000	297
	Yip's Chemical Holdings Ltd.	272,000	296
	New World Department Store China Ltd.	573,966	296
^	NetDragon Websoft Inc.	195,500	287
	Powerlong Real Estate Holdings Ltd.	1,193,000	286
	Tiangong International Co. Ltd.	996,000	282
	Anxin-China Holdings Ltd.	1,336,000	281
	Hengdeli Holdings Ltd.	957,969	280
	China Datang Corp. Renewable Power Co. Ltd.	1,189,000	278
*	Yanchang Petroleum International Ltd.	4,670,000	271
*	Shanghai Industrial Urban Development Group Ltd.	1,338,000	271
	Welling Holding Ltd.	1,203,600	270
^	Mingfa Group International Co. Ltd.	868,000	268
	Cosco International Holdings Ltd.	626,000	266
^,*	Billion Industrial Holdings Ltd.	400,500	266
	China Water Affairs Group Ltd.	876,000	263
	Luthai Textile Co. Ltd. Class B	249,700	257
^,*	Shougang Concord International Enterprises Co. Ltd.	4,959,116	257
	Yuexiu Transport Infrastructure Ltd.	494,000	253
*	Tech Pro Technology Development Ltd.	662,000	251
	Sinotrans Shipping Ltd.	1,022,690	251

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Lijun International Pharmaceutical Holding Ltd.	804,000	250
^	XTEP International Holdings	591,879	248
^	MIE Holdings Corp.	1,070,000	247
	Tianjin Port Development Holdings Ltd.	1,699,976	244
	Ports Design Ltd.	310,872	244
	Dalian Port PDA Co. Ltd.	1,088,538	239
	Livzon Pharmaceutical Group Inc. Class B	51,500	238
*	Chinasoft International Ltd.	920,000	227
	Wasion Group Holdings Ltd.	400,000	224
	NVC Lighting Holdings Ltd.	887,000	217
	TCL Communication Technology Holdings Ltd.	535,127	216
	Weiqiao Textile Co.	390,500	215
	Fantasia Holdings Group Co. Ltd.	1,371,000	214
	TCC International Holdings Ltd.	739,000	211
	AMVIG Holdings Ltd.	536,000	207
*	China Huiyuan Juice Group Ltd.	455,000	205
*	Kingdee International Software Group Co. Ltd.	1,235,200	204
	China South City Holdings Ltd.	1,198,000	204
*	Tianjin Development Hldgs Ltd.	300,000	200
^	Winsway Coking Coal Holdings Ltd.	2,118,870	200
	Shanghai Jin Jiang International Hotels Group Co. Ltd.	1,249,417	200
	Maoye International Holdings Ltd.	923,459	198
	China National Accord Medicines Corp. Ltd. Class B	52,900	193
*	Citic 21CN Co. Ltd.	3,422,000	190
	Huaxin Cement Co. Ltd. Class B	109,100	188
^	Hidili Industry International Development Ltd.	815,000	184
	Road King Infrastructure Ltd.	189,346	180
	China Vanadium Titano - Magnetite Mining Co. Ltd.	742,000	178
^,*	Sino Oil And Gas Holdings Ltd.	8,770,000	175
	Microport Scientific Corp.	270,000	172
	Minmetals Land Ltd.	1,184,000	170
^	Comba Telecom Systems Holdings Ltd.	493,175	169
	Lingbao Gold Co. Ltd.	568,558	168
	Xingda International Holdings Ltd.	432,000	166
	China Lilang Ltd.	269,000	166
	Lonking Holdings Ltd.	869,313	165
	Yuanda China Holdings Ltd.	1,756,000	161
	Xiamen International Port Co. Ltd.	1,177,000	158
	Shanghai Diesel Engine Co. Ltd. Class B	204,000	157
*	Shanghai Shibei Hi-Tech Co. Ltd. Class B	254,429	154
*	China Fangda Group Co. Ltd. Class B	436,800	151
^	361 Degrees International Ltd.	552,000	150
	Global Bio-Chem Technology Group Co. Ltd.	1,678,000	145
	Hainan Meilan International Airport Co. Ltd.	166,000	144
	Inspur International Ltd.	3,680,000	142
	Qingling Motors Co. Ltd.	476,929	135
*	SRE Group Ltd.	3,537,142	132
	China Automation Group Ltd.	566,670	127
	Shandong Airlines Co. Ltd.	90,400	124
	Sparkle Roll Group Ltd.	1,392,000	122
	Eastern Communications Co. Ltd. Class B	269,950	121
	Shanghai Baosight Software Co. Ltd. Class B	90,870	121
	China Rare Earth Holdings Ltd.	770,000	120
*	Jinchuan Group International Resources Co. Ltd.	644,000	119
*	Hubei Sanonda Co. Ltd. Class B	178,600	118
*	Pou Sheng International Holdings Ltd.	2,032,500	118
*	China ITS Holdings Co. Ltd.	531,000	115
*	Sinolink Worldwide Holdings Ltd.	1,446,000	114
	TPV Technology Ltd.	436,000	113
	Wafangdian Bearing Co. Ltd. Class B	150,200	113
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	138,500	110
	Henderson Investment Ltd.	1,405,000	109
	Changchai Co. Ltd. Class B	179,100	109
*	Chongqing Iron & Steel Co. Ltd.	745,082	108

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Huangshan Tourism Development Co. Ltd. Class B	77,300	105
*	INESA Electron Co. Ltd. Class B	268,933	104
	Guangdong Provincial Expressway Development Co. Ltd. Class B	299,900	104
*	Chengde Nanjiang Co. Ltd. Class B	271,700	102
^,*	Boshiwa International Holding Ltd.	469,000	102
	Chongqing Machinery & Electric Co. Ltd.	758,000	101
	HKC Holdings Ltd.	3,000,460	101
^	Peak Sport Products Co. Ltd.	523,756	94
	Hefei Meiling Co. Ltd. Class B	184,160	93
	O-Net Communications Group Ltd.	397,000	90
^,*	China Green Holdings Ltd.	639,928	89
	Shanghai Highly Group Co. Ltd. Class B	147,000	87
*	Kama Co. Ltd. Class B	171,000	86
	Real Nutriceutical Group Ltd.	314,000	84
	Xinjiang Xinxin Mining Industry Co. Ltd.	436,000	81
	Jingwei Textile Machinery	120,000	79
*	PetroAsian Energy Holdings Ltd.	3,380,000	73
	Foshan Huaxin Packaging Co. Ltd. Class B	135,000	72
^,*	Heng Tai Consumables Group Ltd.	3,480,750	72
*	SGSB Group Co. Ltd. Class B	153,400	69
	SYP Glass Group Co. Ltd.	139,400	67
	China High Precision Automation Group Ltd.	401,000	63
*	L'sea Resources International Holdings Ltd.	1,390,000	61
	Fiyta Holdings Ltd. Class B	73,309	58
*	Shenzhen International Enterprise Class B	38,200	58
	China Tontine Wines Group Ltd.	952,000	56
*	China Textile Machinery Class B	80,200	48
	Shanghai Potevio Co. Ltd. Class B	83,300	48
	Dalian Refrigeration Co. Ltd. Class B	57,600	47
*	BaWang International Group Holding Ltd.	788,000	46
	Great Wall Technology Co. Ltd.	252,000	45
*	Shenzhen Nanshan Power Co. Ltd. Class B	132,150	45
*	Shanghai Dajiang Food Group Co. Ltd. Class B	158,400	44
*	Shanghai Automation Instrumentation Co. Ltd. Class B	71,500	40
*	China Hongxing Sports Ltd.	831,000	39
*	Jinshan Development & Construction Co. Ltd. Class B	67,500	33
*	Chigo Holding Ltd.	1,038,000	30
*	China Mining Resources Group Ltd.	3,384,000	26
*	Real Gold Mining Ltd.	239,476	26
	CP Pokphand Co. Ltd.	78,000	8
*	China Milk Products Group Ltd.	140,000	—
			62,626
Colombia (0.1%)
	Banco Davivienda SA Prior Pfd.	71,781	960

Denmark (1.0%)
	GN Store Nord A/S	173,417	3,172
*	Jyske Bank A/S	56,937	2,218
*	Topdanmark A/S	82,630	2,121
^,*	Vestas Wind Systems A/S	178,315	1,551
^	Pandora A/S	49,845	1,525
*	Sydbank A/S	65,347	1,491
*	Genmab A/S	43,967	1,149
	SimCorp A/S	3,222	942
	Royal UNIBREW A/S	6,728	609
	NKT Holding A/S	16,260	601
	ALK-Abello A/S	5,388	397
	Schouw & Co.	10,765	357
*	Alm Brand A/S	78,988	285
	D/S Norden A/S	8,002	248
*	East Asiatic Co. Ltd. A/S	13,495	236
	Solar A/S Class B	4,444	223
*	Auriga Industries Class B	7,220	188
*	Bang & Olufsen A/S	17,280	144

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
*	Bavarian Nordic A/S	11,876	144
			17,601
Egypt (0.1%)
*	Six of October Development & Investment	66,991	193
*	Medinet Nasr Housing	44,069	147
*	Palm Hills Developments SAE	435,649	136
	Orascom Telecom Media And Technology Holding SAE	1,850,079	131
	Arab Cotton Ginning	184,483	94
	Amer Group Holding	1,017,108	82
*	Maridive & Oil Services SAE	71,848	79
	Heliopolis Co. for Housing and Construction SAE	26,698	79
	Oriental Weavers	23,058	69
*	Egyptian Resorts Co.	494,654	66
*	Abu Dhabi Islamic Bank	53,172	55
*	Egyptian Financial & Industrial Co.	43,090	54
*	Nile Cotton Ginning	31,192	29
			1,214
Finland (1.8%)
	Pohjola Bank plc Class A	167,522	2,852
	Elisa Oyj	148,801	2,823
	Orion Oyj Class B	87,015	2,501
	Outotec Oyj	161,878	2,368
	YIT Oyj	113,408	2,147
	Konecranes Oyj	56,314	2,048
	Amer Sports Oyj	107,174	1,826
^	Huhtamaki Oyj	95,964	1,799
	Tieto Oyj	64,230	1,378
	Sponda Oyj	218,661	1,167
	Cargotec Oyj Class B	37,257	1,112
	Kemira Oyj	68,186	1,032
	Uponor Oyj	62,886	932
	Lassila & Tikanoja Oyj	38,584	683
^	Sanoma Oyj	81,069	665
	Citycon Oyj	204,633	664
	Ramirent Oyj	65,846	653
^,*	Outokumpu Oyj	860,641	601
	Metsa Board Oyj	182,003	567
	Raisio plc	108,006	462
	Rautaruukki Oyj	69,281	448
	Stockmann OYJ Abp Class B	25,269	366
	Cramo Oyj	19,606	259
	Oriola-KD Oyj	81,211	250
*	Poyry Oyj	31,862	187
	Finnair Oyj	53,445	176
^	HKScan Oyj	22,851	111
	F-Secure Oyj	41,102	87
			30,164
France (2.3%)
	Ingenico	37,358	2,510
	Teleperformance	49,585	2,181
^	Neopost SA	30,385	2,003
	Rubis SCA	24,352	1,566
*	Eurofins Scientific	7,066	1,536
	Orpea	31,870	1,386
	Havas SA	217,894	1,330
	Etablissements Maurel et Prom	75,040	1,279
	IPSOS	29,943	1,004
	Bourbon SA	36,444	995
	Metropole Television SA	58,466	980
*	Technicolor SA	228,104	951
^	Nexans SA	20,281	932
	Plastic Omnium SA	17,735	867
	Societe Immobiliere de Location pour l'Industrie et le Commerce	7,348	863

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
*	UBISOFT Entertainment	76,020	849
	SA des Ciments Vicat	13,952	827
	Virbac SA	4,015	819
	Nexity SA	21,256	765
	Mercialys SA	34,158	762
	Faurecia	40,824	761
	Rallye SA	18,820	745
^,*	Altran Technologies SA	93,275	734
	Medica SA	38,691	717
	Alten SA	18,507	668
	Vilmorin & Cie	4,293	549
	Sartorius Stedim Biotech	3,809	540
	APERAM	40,281	497
	Saft Groupe SA	19,285	475
*	GameLoft SE	69,044	464
	Societe d'Edition de Canal &	62,415	437
	LISI	3,423	385
*	Derichebourg SA	94,750	384
	Faiveley Transport SA	5,908	357
	Boiron SA	6,137	348
*	Beneteau SA	32,760	343
^,*	SOITEC	91,708	332
	Bonduelle S.C.A.	12,564	320
	Sopra Group SA	3,992	307
	April	17,770	287
	Sechilienne-Sidec	15,150	279
	Groupe Steria SCA	18,242	270
*	Club Mediterranee SA	15,827	269
	Societe de la Tour Eiffel	3,899	258
	Ciments Francais SA	4,617	252
	Mersen	10,863	251
*	Maurel & Prom Nigeria SA	51,127	238
	Esso SA Francaise	3,782	237
*	Euro Disney SCA	36,726	235
^,*	PagesJaunes Groupe	107,918	228
	FFP	5,179	210
*	Bull	64,342	206
*	Parrot SA	7,881	202
	Stallergenes SA	2,818	181
	Assystem	7,796	166
	Jacquet Metal Service	13,816	159
*	Boursorama	18,049	144
	Guerbet	1,046	136
	Manitou BF SA	9,233	133
	Seche Environnement SA	3,230	128
*	Trigano SA	8,932	113
	GL Events	5,304	112
*	Haulotte Group SA	9,244	78
	Union Financiere de France BQE SA	3,200	70
^	Maisons France Confort	2,157	62
*	Sequana SA	6,758	50
*	UBISOFT Entertainment Warrants Exp. 10/10/2013	69,628	14
*	Etablissements Maurel et Prom Warrants Exp. 06/30/2014	38,916	13
			38,749
Germany (3.6%)
	Symrise AG	98,984	4,231
	ProSiebenSat.1 Media AG Prior Pfd.	77,104	2,943
	Deutsche Wohnen AG	146,762	2,588
	Aurubis AG	40,149	2,533
	Wirecard AG	90,419	2,431
	Freenet AG	97,064	2,420
*	Sky Deutschland AG	411,357	2,360
	Stada Arzneimittel AG	52,619	2,134
	Deutsche Euroshop AG	42,426	1,819

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	GSW Immobilien AG	44,443	1,785
	Gerresheimer AG	27,586	1,576
	Wincor Nixdorf AG	26,793	1,413
^	SGL Carbon SE	40,368	1,381
	Rhoen Klinikum AG	63,347	1,352
^	Leoni AG	29,082	1,316
	TAG Immobilien AG	108,195	1,312
*	KUKA AG	25,368	1,148
	Pfeiffer Vacuum Technology AG	8,782	1,069
	Rational AG	3,379	1,049
	Gerry Weber International AG	23,508	1,033
	Gildemeister AG	44,984	1,017
^	Aixtron SE NA	70,904	1,016
	NORMA Group AG	27,590	975
*	Aareal Bank AG	39,107	942
*	Morphosys AG	20,220	920
	Vossloh AG	8,167	893
	ElringKlinger AG	26,900	880
	Krones AG	12,330	859
	KWS Saat AG	2,116	795
*	Alstria Office REIT-AG	64,860	786
*	GAGFAH SA	58,370	754
*	Dialog Semiconductor plc	61,282	730
^	Duerr AG	5,953	679
^	Draegerwerk AG & Co. KGaA Prior Pfd.	5,080	627
	BayWa AG	12,303	620
	CTS Eventim AG	14,936	577
*	Deutz AG	105,929	574
	Jungheinrich AG Prior Pfd.	13,763	568
	GFK SE	9,411	537
^	Grenkeleasing AG	6,323	507
	Rheinmetall AG	10,227	486
	Bertrandt AG	4,101	472
	Indus Holding AG	14,340	472
	Bechtle AG	10,626	471
^,*	Nordex SE	62,339	470
	KSB AG Prior Pfd.	820	465
	Jenoptik AG	39,117	450
	DIC Asset AG	35,015	394
*	Kloeckner & Co. SE	32,405	392
	Hamburger Hafen und Logistik AG	16,872	363
	Sixt AG Prior Pfd.	18,441	352
	Bauer AG	12,061	346
	Carl Zeiss Meditec AG	11,257	345
	Biotest AG Prior Pfd.	4,416	320
	Draegerwerk AG & Co. KGaA	2,797	298
^,*	Heidelberger Druckmaschinen AG	130,569	287
	Takkt AG	16,932	283
	Kontron AG	48,888	265
	Sixt AG	11,452	249
	Deutsche Beteiligungs AG	9,994	243
*	Patrizia Immobilien AG	23,322	237
	SMA Solar Technology AG	8,955	222
^	H&R AG	18,151	221
	CAT Oil AG	17,146	193
^,*	Air Berlin plc	63,732	189
	Comdirect Bank AG	17,837	189
	QSC AG	56,381	182
^	Delticom AG	3,695	182
^,*	IVG Immobilien AG	150,791	127
	CropEnergies AG	10,226	79
	Fuchs Petrolub AG Prior Pfd.	459	39
			62,432

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
Greece (0.6%)
	OPAP SA	189,280	1,866
*	Titan Cement Co. SA	49,623	925
*	National Bank of Greece SA	1,055,133	907
*	Public Power Corp. SA	91,801	892
	JUMBO SA	81,859	773
*	Folli Follie Group	28,795	604
	Motor Oil Hellas Corinth Refineries SA	49,038	544
*	Alpha Bank AE	415,214	530
*	Viohalco Hellenic Copper and Aluminum Industry SA	82,549	507
*	Mytilineos Holdings SA	76,853	479
	Hellenic Exchanges SA	63,027	423
	Metka SA	23,455	356
*	Ellaktor SA	107,389	293
	Intralot SA-Integrated Lottery Systems & Services	99,887	274
*	Piraeus Bank SA	932,601	262
*	Marfin Investment Group Holdings SA	476,822	210
	Athens Water Supply & Sewage Co. SA	22,967	172
*	Frigoglass SA	21,251	141
*	Eurobank Properties Real Estate Investment Co.	11,421	95
*	Eurobank Ergasias SA	76,104	20
*	TT Hellenic Postbank SA	44,448	10
			10,283
Hong Kong (1.0%)
	Giordano International Ltd.	1,370,564	1,372
	Pacific Basin Shipping Ltd.	1,692,766	968
	SmarTone Telecommunications Holdings Ltd.	454,500	811
	Luk Fook Holdings International Ltd.	283,000	805
	Vitasoy International Holdings Ltd.	656,698	796
	SA SA International Holdings Ltd.	729,747	761
*	G-Resources Group Ltd.	14,957,279	705
	Stella International Holdings Ltd.	229,591	676
	Chow Sang Sang Holdings International Ltd.	227,526	617
	Truly International Holdings	983,000	525
*	China Resources and Transportation Group Ltd.	12,100,000	461
	K Wah International Holdings Ltd.	833,000	456
	Sunlight REIT	1,000,000	438
^,*	Sinopoly Battery Ltd.	10,615,480	432
	Newocean Energy Holdings Ltd.	674,000	421
	Pacific Textile Holdings Ltd.	324,000	400
	Trinity Ltd.	966,000	381
*	Value Partners Group Ltd.	577,000	354
	Prosperity REIT	944,000	336
	Singamas Container Holdings Ltd.	1,307,960	321
	Gourmet Master Co. Ltd.	55,650	311
	Emperor Watch & Jewellery Ltd.	3,030,000	309
^	Far East Consortium International Ltd.	878,273	281
	Varitronix International Ltd.	386,000	273
*	Lai Sun Development	8,974,000	270
^	CITIC Telecom International Holdings Ltd.	706,000	257
	HKR International Ltd.	510,400	256
	YGM Trading Ltd.	85,000	244
	Midland Holdings Ltd.	514,000	238
^	Silver base Group Holdings Ltd.	911,475	211
*	CST Mining Group Ltd.	15,432,000	201
	Dickson Concepts International Ltd.	368,871	197
	China WindPower Group Ltd.	5,050,000	195
	Regal Hotels International Holdings Ltd.	414,000	194
	Man Wah Holdings Ltd.	190,000	185
	SOCAM Development Ltd.	124,725	180
*	Mongolia Energy Corp. Ltd.	3,603,000	151
	IT Ltd.	412,000	151
	Pacific Andes Resources Development Ltd.	1,357,500	149
*	United Laboratories International Holdings Ltd.	322,500	121

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	EVA Precision Industrial Holdings Ltd.	696,000	121
	Polytec Asset Holdings Ltd.	940,000	120
*	Neo-Neon Holdings Ltd.	591,500	112
	Chen Hsong Holdings	322,000	108
	Regent Pacific Group Ltd.	3,190,000	44
	Hong Kong Television Network Ltd.	129,000	39
	Oriental Press Group	262,000	31
*	China Daye Non-Ferrous Metals Mining Ltd.	78,000	2
*	Shenglong PV-Tech Investment Co. Ltd.	44,660	1
			16,988
Hungary (0.0%)
*	EGIS Pharmaceuticals plc	4,386	347

India (1.6%)
	Apollo Hospitals Enterprise Ltd.	67,020	1,039
	LIC Housing Finance Ltd.	212,718	963
	Marico Ltd.	194,051	811
	Mahindra & Mahindra Financial Services Ltd.	176,233	747
	Federal Bank Ltd.	72,078	611
*	Jubilant Foodworks Ltd.	27,494	567
	United Phosphorus Ltd.	194,652	511
	Bajaj Finserv Ltd.	34,801	480
	Jammu & Kashmir Bank Ltd.	18,934	480
*	Tech Mahindra Ltd.	26,390	469
	Gitanjali Gems Ltd.	39,598	454
	MAX India Ltd.	111,917	450
	ING Vysya Bank Ltd.	39,688	447
	Motherson Sumi Systems Ltd.	121,470	440
	Bhushan Steel Ltd.	51,363	436
	Petronet LNG Ltd.	161,848	420
	Aurobindo Pharma Ltd.	115,191	409
	Strides Arcolab Ltd.	24,786	394
	Emami Ltd.	32,149	383
	MindTree Ltd.	24,212	360
	Videocon Industries Ltd.	88,639	356
	Tata Global Beverages Ltd.	127,669	350
	IFCI Ltd.	584,341	325
	Syndicate Bank	144,831	323
	Havells India Ltd.	25,401	311
	Biocon Ltd.	57,919	309
	Eicher Motors Ltd.	5,574	306
*	Dish TV India Ltd.	243,226	306
*	L&T Finance Holdings Ltd.	206,503	298
	Indian Hotels Co. Ltd.	277,839	294
	Jain Irrigation Systems Ltd.	249,031	293
	Bajaj Finance Ltd.	12,793	291
*	Hathway Cable & Datacom Ltd.	60,302	283
	Thermax Ltd.	26,379	281
	Financial Technologies India Ltd.	18,072	271
	CESC Ltd.	50,595	269
	McLeod Russel India Ltd.	45,274	263
	Sobha Developers Ltd.	33,742	260
	South Indian Bank Ltd.	555,816	247
	Jindal Saw Ltd.	166,808	246
	Ipca Laboratories Ltd.	26,037	245
	Karnataka Bank Ltd.	86,492	241
	IRB Infrastructure Developers Ltd.	108,643	235
*	Housing Development & Infrastructure Ltd.	236,582	234
	Apollo Tyres Ltd.	130,071	233
	Indian Bank	72,586	230
	Madras Cements Ltd.	49,129	227
	Torrent Pharmaceuticals Ltd.	17,475	224
	Hexaware Technologies Ltd.	145,401	222
	Central Bank Of India	158,386	209

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
*	Suzlon Energy Ltd.	749,163	203
	Gujarat Mineral Development Corp. Ltd.	69,409	199
	Andhra Bank	115,901	196
	Allahabad Bank	77,424	193
*	Pipavav Defence & Offshore Engineering Co. Ltd.	140,055	187
	Coromandel International Ltd.	51,348	186
*	Sun Pharma Advanced Research Co. Ltd.	80,312	185
	India Infoline Ltd.	157,859	182
	PTC India Ltd.	152,703	170
	Sintex Industries Ltd.	191,650	169
	Indian Overseas Bank	142,349	169
	Punj Lloyd Ltd.	166,563	167
	Amtek Auto Ltd.	121,519	166
	India Cements Ltd.	105,695	164
	UCO Bank	125,897	163
*	Shree Renuka Sugars Ltd.	360,673	162
	Indraprastha Gas Ltd.	28,904	161
	Gujarat State Petronet Ltd.	128,117	159
	CMC Ltd.	6,256	154
	Engineers India Ltd.	47,425	153
	Multi Commodity Exchange of India Ltd.	8,774	148
*	Jet Airways India Ltd.	12,043	139
*	Jindal Stainless Ltd.	128,147	139
	Aban Offshore Ltd.	23,690	137
	Gateway Distriparks Ltd.	59,349	135
	Chambal Fertilizers & Chemicals Ltd.	133,715	132
*	Indiabulls Real Estate Ltd.	92,521	128
	Arvind Ltd.	86,337	126
	Era Infra Engineering Ltd.	48,735	124
	Bajaj Hindusthan Ltd.	325,470	120
	Raymond Ltd.	20,579	111
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	75,373	110
*	Balrampur Chini Mills Ltd.	122,782	108
	Rolta India Ltd.	93,332	106
	Voltas Ltd.	66,516	105
	Ruchi Soya Industries Ltd.	81,978	105
	Century Textiles & Industries Ltd.	19,210	103
	Alstom India Ltd.	17,227	102
	SREI Infrastructure Finance Ltd.	177,118	99
	Vijaya Bank	99,615	97
*	Lanco Infratech Ltd.	462,657	97
*	IVRCL Ltd.	254,830	92
*	GVK Power & Infrastructure Ltd.	520,176	92
	HCL Infosystems Ltd.	123,214	89
	SRF Ltd.	27,443	87
	TVS Motor Co. Ltd.	121,091	86
	Gujarat Gas Co. Ltd.	18,581	85
	Chennai Petroleum Corp. Ltd.	41,815	84
	Gujarat State Fertilisers & Chemicals Ltd.	82,282	84
	Monnet Ispat & Energy Ltd.	22,411	83
	Alstom T&D India Ltd.	26,061	80
	Gujarat NRE Coke Ltd.	249,119	80
	Welspun Corp. Ltd.	76,049	75
	NCC Ltd.	128,432	74
	Educomp Solutions Ltd.	61,014	73
*	Hindustan Oil Exploration Co. Ltd.	63,403	73
*	Hotel Leela Venture Ltd.	185,110	72
	Schneider Electric Infrastructure Ltd.	50,828	72
	Radico Khaitan Ltd.	30,378	70
	Opto Circuits India Ltd.	64,365	70
	Bombay Dyeing & Manufacturing Co. Ltd.	42,640	68
	Ballarpur Industries Ltd.	207,599	67
*	JSW ISPAT Steel Ltd.	383,842	65
*	Parsvnath Developers Ltd.	98,992	63

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
*	Mahanagar Telephone Nigam	167,604	62
*	Indiabulls Infrastructure and Power Ltd.	774,196	62
	Core Education & Technologies Ltd.	53,152	54
*	Future Retail Ltd.	19,527	53
*	Hindustan Construction Co. Ltd.	199,564	52
	Polaris Financial Technology Ltd.	24,967	50
*	Mercator Ltd.	183,014	50
*	Shipping Corp. of India Ltd.	62,424	50
*	Nagarjuna Fertilizers & Chemicals Ltd.	233,445	49
	Manappuram Finance Ltd.	136,432	44
*	Tata Teleservices Maharashtra Ltd.	243,494	38
	BEML Ltd.	12,338	37
	Sterlite Technologies Ltd.	63,039	29
*	GTL Ltd.	77,614	23
*	Peter England Fashions and Retail Ltd.	3,905	6
			27,455
Indonesia (1.1%)
	Lippo Karawaci Tbk PT	16,907,342	2,350
	Ciputra Development Tbk PT	9,461,000	1,342
	Summarecon Agung Tbk PT	4,776,084	1,279
	Alam Sutera Realty Tbk PT	11,503,000	1,244
	Bumi Serpong Damai PT	6,083,100	1,081
	Bhakti Investama Tbk PT	18,887,735	954
	AKR Corporindo Tbk PT	1,312,000	696
*	Trada Maritime Tbk PT	4,270,000	638
	Holcim Indonesia Tbk PT	1,515,977	570
	Surya Semesta Internusa Tbk PT	3,429,500	558
	Pakuwon Jati Tbk PT	13,270,068	553
	Mitra Adiperkasa Tbk PT	573,500	487
	Bank Tabungan Negara Persero Tbk PT	3,070,670	471
	Wijaya Karya Persero Tbk PT	1,775,000	439
	Gajah Tunggal Tbk PT	1,340,000	400
	Ramayana Lestari Sentosa Tbk PT	2,687,000	398
*	Garuda Indonesia Persero Tbk PT	6,048,000	392
*	Tower Bersama Infrastructure Tbk PT	660,000	384
	Medco Energi Internasional Tbk PT	1,752,671	345
	Agung Podomoro Land Tbk PT	6,369,500	311
	Intiland Development Tbk PT	4,902,000	298
*	Bakrieland Development Tbk PT	52,965,466	284
	Citra Marga Nusaphala Persada Tbk PT	1,421,500	269
*	Energi Mega Persada Tbk PT	18,329,000	257
	Harum Energy Tbk PT	587,500	251
*	Bakrie and Brothers Tbk PT	48,177,001	248
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,828,000	230
*	Agis Tbk PT	4,733,000	219
	Timah Persero Tbk PT	1,460,907	214
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,302,525	204
	Salim Ivomas Pratama Tbk PT	2,119,500	175
	Bisi International PT	2,079,040	158
	Bakrie Sumatera Plantations Tbk PT	16,389,000	154
	Indika Energy Tbk PT	1,327,939	153
	Krakatau Steel Persero Tbk PT	2,114,000	120
	Sampoerna Agro PT	545,500	110
*	Bakrie Telecom Tbk PT	13,034,573	67
*	Delta Dunia Makmur Tbk PT	3,162,000	61
			18,364
Ireland (1.0%)
	Paddy Power plc	32,998	2,780
	DCC plc	67,727	2,477
	Glanbia plc	152,343	2,041
	Smurfit Kappa Group plc	129,640	1,927
	Kingspan Group plc	147,634	1,782
	C&C Group plc	286,552	1,780
	Grafton Group plc	217,199	1,514

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	United Drug plc	208,274	980
*	Kenmare Resources plc	2,236,740	925
	Greencore Group plc	313,008	518
	FBD Holdings plc	18,180	296
	Aer Lingus Group plc	136,095	247
	Smurfit Kappa Group plc	6,094	91
	C&C Group plc	11,196	70
*	Bank of Ireland	238,503	53
			17,481
Israel (0.3%)
	Frutarom Industries Ltd.	30,760	454
	Alony Hetz Properties & Investments Ltd.	50,153	329
*	Nitsba Holdings 1995 Ltd.	24,755	287
	Ituran Location and Control Ltd.	17,446	281
	Clal Industries Ltd.	70,392	280
*	Nova Measuring Instruments Ltd.	29,818	267
*	Given Imaging Ltd.	14,697	233
	Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	4,986	230
	Melisron Ltd.	10,705	222
	Phoenix Holdings Ltd.	68,324	207
*	Allot Communications Ltd.	17,299	200
	Norstar Holdings Inc.	7,407	195
*	Kamada Ltd.	16,994	194
*	Jerusalem Oil Exploration	7,103	185
	Amot Investments Ltd.	54,583	153
*	Menorah Mivtachim Holdings Ltd.	14,000	149
*	Jerusalem Economy Ltd.	21,043	148
*	Elco Holdings Ltd.	16,380	147
*	Gilat Satellite Networks Ltd.	25,869	145
*	AudioCodes Ltd.	35,741	142
	Babylon Ltd.	23,335	140
*	Tower Semiconductor Ltd.	18,625	122
	Electra Ltd.	934	114
*	Hadera Paper Ltd.	1,743	101
*	Africa Israel Investments Ltd.	38,960	95
*	Ceragon Networks Ltd.	20,084	78
*	Property & Building Corp.	1,263	75
*	Discount Investment Corp.	17,081	62
	FMS Enterprises Migun Ltd.	5,201	61
*	Africa Israel Properties Ltd.	4,458	53
*	Africa Israel Investments Ltd. Rights Exp. 05/08/2013	847	3
*	Modiin - LP Warrants Exp. 11/17/2013	280,383	1
*	Modiin - LP	20,517	1
			5,354
Italy (2.0%)
	Banca Popolare dell'Emilia Romagna Scrl	294,359	2,496
^,*	Banca Popolare di Milano Scarl	2,894,500	1,938
	Tod's SPA	11,977	1,740
*	Banca Popolare di Sondrio SCARL	270,524	1,570
	Azimut Holding SPA	78,202	1,455
	Salvatore Ferragamo Italia SPA	41,224	1,232
	Banca Generali SPA	48,815	1,007
	A2A SPA	1,205,196	949
	Ansaldo STS SPA	91,234	943
*	Societa Cattolica di Assicurazioni SCRL	47,177	926
	Recordati SPA	88,173	909
^	DiaSorin SPA	23,681	889
^,*	Fondiaria-Sai SPA	416,830	851
*	Yoox SPA	43,651	820
*	Unipol Gruppo Finanziario SPA	197,057	675
*	Unipol Gruppo Finanziario SPA Prior Pfd.	220,727	672
	Danieli & C Officine Meccaniche SPA	39,748	666
*	Sorin SPA	233,181	654
	Hera SPA	317,923	648

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Interpump Group SPA	65,562	577
	Beni Stabili SPA	783,484	553
*	Safilo Group SPA	30,305	497
*	Gemina SPA	258,619	494
	Banca Piccolo Credito Valtellinese Scarl	393,400	493
	Credito Emiliano SPA	82,690	473
^	Banca Carige SPA	646,219	470
*	Milano Assicurazioni SPA	713,888	468
^,*	Cam Finanziaria SPA	464,315	454
	De'Longhi SPA	29,279	444
	Societa Iniziative Autostradali e Servizi SPA	48,856	443
*	Brunello Cucinelli SPA	20,473	439
	ERG SPA	42,809	410
	Piaggio & C SPA	158,987	409
	Amplifon SPA	76,629	395
*	ASTM SPA	32,876	392
	Brembo SPA	22,710	372
	ACEA SPA	53,668	368
	Iren SPA	352,006	360
	Italcementi SPA	55,958	347
*	Saras SPA	252,099	336
	CIR-Compagnie Industriali Riunite SPA	289,047	334
	Astaldi SPA	46,395	321
	MARR SPA	26,097	315
	Indesit Co. SPA	37,126	292
*	Italmobiliare SPA	22,004	289
	Danieli & C Officine Meccaniche SPA	10,325	263
	Cofide SPA	471,748	263
	Industria Macchine Automatiche SPA	10,241	244
	Italcementi SPA RSP	77,771	240
*	Ei Towers SPA	6,757	238
^	Trevi Finanziaria Industriale SPA	23,660	181
	Geox SPA	53,289	162
	Banco di Desio e della Brianza SPA	55,997	146
*	Arnoldo Mondadori Editore SPA	106,624	142
	Zignago Vetro SPA	20,621	130
	Esprinet SPA	24,928	121
	Falck Renewables SPA	97,198	107
^,*	RCS MediaGroup SPA	104,535	101
	Gruppo Editoriale L'Espresso SPA	95,893	100
*	DeA Capital SPA	54,287	95
*	Juventus Football Club SPA	290,159	82
*	Italmobiliare SPA	3,975	81
*	Landi Renzo SPA	47,712	80
	Cementir Holding SPA	27,624	78
	Immobiliare Grande Distribuzione	62,539	68
*	Telecom Italia Media SPA	446,009	62
	IMMSI SPA	102,006	61
	Sogefi SPA	18,986	55
	Fiera Milano SPA	8,283	49
^,*	Snai SPA	39,807	41
	SAES Getters SPA	2,979	26
			35,001
Japan (12.3%)
	Wacom Co. Ltd.	317	1,453
*	Kenedix Inc.	1,832	1,326
	Toho Holdings Co. Ltd.	56,818	1,303
	Tokai Tokyo Financial Holdings Inc.	134,194	1,220
	Duskin Co. Ltd.	55,072	1,118
	Kiyo Holdings Inc.	587,965	1,026
	Hitachi Zosen Corp.	613,470	1,020
	GMO internet Inc.	75,757	992
	Okasan Securities Group Inc.	79,000	991
	Tadano Ltd.	78,807	986

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	United Arrows Ltd.	25,360	983
	Nihon Kohden Corp.	25,381	975
	Daibiru Corp.	69,891	975
	Tokyo Dome Corp.	124,000	958
	Accordia Golf Co. Ltd.	842	957
	Resorttrust Inc.	27,528	938
	Sumitomo Warehouse Co. Ltd.	126,208	904
	Sanwa Holdings Corp.	145,637	884
	OSG Corp.	57,794	879
	TS Tech Co. Ltd.	28,585	868
	Japan Airport Terminal Co. Ltd.	55,327	855
*	Leopalace21 Corp.	154,000	854
*	Oki Electric Industry Co. Ltd.	432,311	832
	Nifco Inc.	36,108	824
	Fuyo General Lease Co. Ltd.	18,049	822
	Heiwa Real Estate Co. Ltd.	32,216	821
	Okumura Corp.	201,213	815
	Fuji Soft Inc.	30,321	811
^	Tokuyama Corp.	295,700	796
	Ship Healthcare Holdings Inc.	20,200	778
	Noritz Corp.	35,435	752
	Pigeon Corp.	8,700	748
	Horiba Ltd.	20,614	745
^	Topcon Corp.	65,846	737
	Kyowa Exeo Corp.	60,990	720
	Enplas Corp.	12,200	709
	IT Holdings Corp.	47,100	707
	Sankyu Inc.	158,014	706
	Jaccs Co. Ltd.	102,000	704
	Nikkiso Co. Ltd.	49,565	702
	Aica Kogyo Co. Ltd.	34,844	702
	Seiko Holdings Corp.	119,291	700
	Zensho Holdings Co. Ltd.	51,361	681
	Fuji Oil Co. Ltd.	42,698	677
	Toyo Ink SC Holdings Co. Ltd.	145,151	677
	Toagosei Co. Ltd.	154,584	666
	Megmilk Snow Brand Co. Ltd.	43,173	664
	Nissin Kogyo Co. Ltd.	29,999	663
	SHO-BOND Holdings Co. Ltd.	15,700	663
	Toyo Tire & Rubber Co. Ltd.	123,000	662
	Temp Holdings Co. Ltd.	30,400	660
	Cocokara fine Inc.	17,389	657
	Nichi-iko Pharmaceutical Co. Ltd.	27,100	656
	IBJ Leasing Co. Ltd.	18,501	650
	Arcs Co. Ltd.	32,700	649
	Bank of Okinawa Ltd.	13,304	646
	Daifuku Co. Ltd.	72,961	646
	Start Today Co. Ltd.	42,500	643
	Valor Co. Ltd.	34,000	643
	TSI Holdings Co. Ltd.	86,700	640
	HIS Co. Ltd.	14,700	634
	Tokyo Ohka Kogyo Co. Ltd.	29,073	630
	MonotaRO Co. Ltd.	24,600	627
	Hanwa Co. Ltd.	165,415	624
	Daikyo Inc.	159,000	615
	MOS Food Services Inc.	30,710	613
	TOC Co. Ltd.	77,300	610
	Showa Corp.	41,800	607
	Aderans Co. Ltd.	35,809	599
	Nichicon Corp.	56,787	599
	Hitachi Kokusai Electric Inc.	50,542	595
	Sangetsu Co. Ltd.	20,732	594
	Mandom Corp.	16,201	593
^,*	Sumitomo Mitsui Construction Co. Ltd.	578,300	589

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Nihon Parkerizing Co. Ltd.	28,596	582
	FCC Co. Ltd.	22,843	579
	Xebio Co. Ltd.	24,508	578
	NOF Corp.	106,202	572
	Dwango Co. Ltd.	112	566
	Fujitec Co. Ltd.	52,000	564
	Pilot Corp.	138	562
	Mirait Holdings Corp.	51,700	558
	Maruha Nichiro Holdings Inc.	278,532	557
	Iwatani Corp.	123,740	553
	Inaba Denki Sangyo Co. Ltd.	18,615	550
	Yachiyo Bank Ltd.	14,700	548
	Nachi-Fujikoshi Corp.	121,742	544
	Miura Co. Ltd.	23,018	542
	Japan Securities Finance Co. Ltd.	54,941	541
	Hogy Medical Co. Ltd.	8,750	539
	Miyazaki Bank Ltd.	181,932	538
	Iseki & Co. Ltd.	147,000	535
	Meitec Corp.	20,746	535
	Chiyoda Co. Ltd.	18,500	534
	Bank of Nagoya Ltd.	112,121	532
^	Tokyotokeiba Co. Ltd.	102,000	531
	Ryosan Co. Ltd.	29,079	527
	Monex Group Inc.	1,166	526
	Avex Group Holdings Inc.	18,400	525
	ADEKA Corp.	58,255	524
	Sanken Electric Co. Ltd.	111,469	522
	Tsubakimoto Chain Co.	96,250	516
	Toshiba Plant Systems & Services Corp.	38,024	515
	Daiseki Co. Ltd.	26,787	513
	Central Glass Co. Ltd.	145,015	513
	Relo Holdings Inc.	9,100	512
	Shima Seiki Manufacturing Ltd.	23,600	511
	Itoham Foods Inc.	110,000	506
	Nitto Boseki Co. Ltd.	142,686	503
	Mitsui-Soko Co. Ltd.	73,762	503
	Musashi Seimitsu Industry Co. Ltd.	20,715	500
	Tokyo Seimitsu Co. Ltd.	22,623	498
	Toei Co. Ltd.	66,648	495
	Kitz Corp.	85,566	495
^,*	Nissha Printing Co. Ltd.	30,600	494
	Yodogawa Steel Works Ltd.	130,113	492
	Nippon Shinyaku Co. Ltd.	31,571	490
	Amano Corp.	45,456	487
	Nippon Soda Co. Ltd.	104,587	487
^	Colowide Co. Ltd.	48,500	486
^	Penta-Ocean Construction Co. Ltd.	189,000	486
	Japan Wool Textile Co. Ltd.	56,189	485
	Welcia Holdings Co. Ltd.	9,200	484
	Okinawa Electric Power Co. Inc.	13,040	481
	Ichiyoshi Securities Co. Ltd.	33,100	481
	Keihin Corp.	29,349	480
	Yamanashi Chuo Bank Ltd.	102,311	475
	Komori Corp.	38,100	472
	Maeda Corp.	98,306	472
	Yamagata Bank Ltd.	94,426	468
	Taikisha Ltd.	20,663	468
	Akebono Brake Industry Co. Ltd.	97,157	468
	Earth Chemical Co. Ltd.	13,143	465
	Kyoei Steel Ltd.	24,200	463
	Unipres Corp.	20,800	463
	Bank of the Ryukyus Ltd.	31,219	461
	Bank of Iwate Ltd.	10,624	457
	Shinmaywa Industries Ltd.	56,000	456

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Toho Bank Ltd.	144,664	453
	Sanyo Chemical Industries Ltd.	76,274	450
	DCM Holdings Co. Ltd.	45,300	447
	Internet Initiative Japan Inc.	11,000	445
	Shikoku Bank Ltd.	145,003	443
	Sumitomo Light Metal Industries Ltd.	426,000	442
	Takara Standard Co. Ltd.	56,098	440
	Hokuto Corp.	22,824	440
	Makino Milling Machine Co. Ltd.	73,901	439
	Nishimatsu Construction Co. Ltd.	229,000	439
	Doutor Nichires Holdings Co. Ltd.	30,737	439
	Moshi Moshi Hotline Inc.	29,500	437
	Morinaga Milk Industry Co. Ltd.	147,678	435
	Aomori Bank Ltd.	146,000	435
*	Mitsumi Electric Co. Ltd.	75,300	431
	NET One Systems Co. Ltd.	48,800	428
	Ain Pharmaciez Inc.	8,700	425
	Saizeriya Co. Ltd.	29,921	424
*	Sankyo Tateyama Inc.	15,300	422
	NSD Co. Ltd.	36,900	420
	Asahi Diamond Industrial Co. Ltd.	39,722	416
	Oita Bank Ltd.	106,435	415
	Paramount Bed Holdings Co. Ltd.	10,900	414
	Daio Paper Corp.	68,454	411
	Fancl Corp.	37,504	410
	Tokyo Tomin Bank Ltd.	29,300	409
	Akita Bank Ltd.	146,000	406
^,*	Pioneer Corp.	197,513	406
	Kisoji Co. Ltd.	20,400	406
	Futaba Corp.	29,080	406
^	JCR Pharmaceuticals Co. Ltd.	15,100	404
^	Kadokawa Group Holdings Inc.	12,850	403
	Sintokogio Ltd.	44,500	403
	Toyo Engineering Corp.	84,000	402
	Takara Leben Co. Ltd.	19,500	401
	Ricoh Leasing Co. Ltd.	13,006	400
	Aeon Delight Co. Ltd.	19,300	400
	AOKI Holdings Inc.	12,910	398
	Sakata Seed Corp.	29,056	398
	Mizuno Corp.	92,782	396
	Ariake Japan Co. Ltd.	17,200	395
	Fuji Seal International Inc.	14,000	395
	Nitto Kogyo Corp.	26,387	393
	Kanamoto Co. Ltd.	17,000	392
	Heiwado Co. Ltd.	21,700	392
	Sanyo Special Steel Co. Ltd.	96,472	392
	kabu.com Securities Co. Ltd.	52,900	388
	Nippon Konpo Unyu Soko Co. Ltd.	25,100	388
	Nippon Densetsu Kogyo Co. Ltd.	34,403	386
	Alpine Electronics Inc.	37,774	386
	Aida Engineering Ltd.	46,400	384
	Nippon Flour Mills Co. Ltd.	82,459	383
	San-A Co. Ltd.	7,822	382
	Furukawa Co. Ltd.	293,000	377
	Seikagaku Corp.	27,564	376
	Joshin Denki Co. Ltd.	41,653	373
	Tamron Co. Ltd.	17,000	373
	Token Corp.	5,772	372
	Takasago Thermal Engineering Co. Ltd.	47,016	371
	Toho Zinc Co. Ltd.	98,758	369
	Star Micronics Co. Ltd.	31,700	368
	Hokuetsu Kishu Paper Co. Ltd.	82,721	368
	Iino Kaiun Kaisha Ltd.	52,700	367
	Saibu Gas Co. Ltd.	149,734	365

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Tokyo Steel Manufacturing Co. Ltd.	89,400	365
	NEC Mobiling Ltd.	6,400	364
	Nihon M&A Center Inc.	6,900	364
	Hosiden Corp.	63,567	364
	Wakita & Co. Ltd.	29,000	363
	CKD Corp.	49,500	362
	Nihon Nohyaku Co. Ltd.	38,000	361
	Tokai Corp.	11,800	361
^	Bic Camera Inc.	822	360
	TPR Co. Ltd.	20,100	360
	Oiles Corp.	17,890	360
	Nichias Corp.	58,855	360
	TOMONY Holdings Inc.	87,200	359
	Senshukai Co. Ltd.	39,000	358
	Nihon Unisys Ltd.	41,500	357
	Towa Pharmaceutical Co. Ltd.	7,183	356
	Okabe Co. Ltd.	33,900	351
	Prima Meat Packers Ltd.	126,000	350
	Paltac Corp.	26,900	350
	Nippon Signal Co. Ltd.	43,200	348
	Hokuetsu Bank Ltd.	147,000	346
	Meidensha Corp.	114,919	344
	Daihen Corp.	112,759	343
	Aichi Steel Corp.	84,029	343
	Chofu Seisakusho Co. Ltd.	14,800	343
	Yoshinoya Holdings Co. Ltd.	293	341
	Misawa Homes Co. Ltd.	19,100	341
	Goldcrest Co. Ltd.	10,280	338
	Nippon Light Metal Holdings Co. Ltd.	287,023	338
	PGM Holdings K K	315	338
	Ehime Bank Ltd.	130,000	335
	DTS Corp.	20,000	334
	Kato Sangyo Co. Ltd.	15,700	334
	Morinaga & Co. Ltd.	155,518	334
	Geo Holdings Corp.	279	334
	Tomy Co. Ltd.	66,817	333
	Daiwabo Holdings Co. Ltd.	175,761	332
	Nitta Corp.	14,800	332
	Fuji Kyuko Co. Ltd.	35,000	329
*	Matsuya Co. Ltd.	16,700	329
	Nagaileben Co. Ltd.	19,200	329
	Takuma Co. Ltd.	54,000	328
	Gulliver International Co. Ltd.	40,700	327
	Kurabo Industries Ltd.	174,000	327
	Nippon Synthetic Chemical Industry Co. Ltd.	34,000	326
*	Ulvac Inc.	41,600	325
	Tachi-S Co. Ltd.	17,600	325
	Marudai Food Co. Ltd.	97,591	324
	T-Gaia Corp.	30,000	324
	Totetsu Kogyo Co. Ltd.	19,300	323
	Toyo Tanso Co. Ltd.	14,510	317
	Transcosmos Inc.	22,700	317
	Seiren Co. Ltd.	47,500	317
*	Kanematsu Corp.	227,000	315
^	COOKPAD Inc.	8,200	312
	Nippon Denko Co. Ltd.	88,990	312
	Okamura Corp.	41,000	311
	Nichiden Corp.	13,100	309
	Nisshin Oillio Group Ltd.	87,262	308
	Alpen Co. Ltd.	14,700	307
	Mitsuboshi Belting Co. Ltd.	57,000	306
	Sekisui Jushi Corp.	22,000	306
	Kureha Corp.	86,338	305
	Ai Holdings Corp.	30,200	302

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Canon Electronics Inc.	14,794	301
	Mikuni Coca-Cola Bottling Co. Ltd.	25,400	301
	Hazama Ando Corp.	127,600	301
	NEC Networks & System Integration Corp.	13,600	298
	Tsukui Corp.	20,000	298
	Kurimoto Ltd.	87,000	297
	TOKAI Holdings Corp.	91,100	297
	Osaka Steel Co. Ltd.	16,200	297
	Round One Corp.	35,400	297
	Max Co. Ltd.	26,000	297
	Chudenko Corp.	29,100	296
	Shibusawa Warehouse Co. Ltd.	48,549	295
	Toshiba Machine Co. Ltd.	48,000	294
	Fujitsu General Ltd.	30,000	293
	Marusan Securities Co. Ltd.	34,295	291
	Megane TOP Co. Ltd.	20,100	290
	Fujimi Inc.	21,547	288
	Endo Lighting Corp.	7,100	288
	Tokyu Livable Inc.	11,700	287
	Minato Bank Ltd.	156,000	287
^	Japan Drilling Co. Ltd.	4,300	286
	WATAMI Co. Ltd.	15,600	285
	Asahi Intecc Co. Ltd.	4,800	284
	Topy Industries Ltd.	121,795	284
	Nitto Kohki Co. Ltd.	14,900	284
	Sato Holdings Corp.	13,500	283
	Tsukuba Bank Ltd.	57,100	282
	Fujimori Kogyo Co. Ltd.	8,800	281
	EDION Corp.	59,933	281
	JVC Kenwood Corp.	107,640	279
	Eighteenth Bank Ltd.	108,000	278
	Arcland Sakamoto Co. Ltd.	13,000	278
	Japan Aviation Electronics Industry Ltd.	32,000	277
	FIDEA Holdings Co. Ltd.	109,100	277
	Nichii Gakkan Co.	27,200	277
	Gunze Ltd.	105,079	274
	Modec Inc.	9,500	274
	Toyo Kanetsu KK	80,000	274
	Mitsuba Corp.	23,000	273
	Kyokuto Securities Co. Ltd.	14,500	273
	Kuroda Electric Co. Ltd.	20,300	270
	Fujibo Holdings Inc.	96,000	270
	Noritake Co. Ltd.	99,000	267
	ASKUL Corp.	15,000	267
	Izumiya Co. Ltd.	52,969	265
	Kumiai Chemical Industry Co. Ltd.	40,000	265
*	Toa Corp.	172,000	265
	Michinoku Bank Ltd.	109,000	264
^	Toho Titanium Co. Ltd.	30,700	264
	Sanden Corp.	63,000	264
	Itochu Enex Co. Ltd.	47,600	262
	Shinko Plantech Co. Ltd.	34,700	262
	Showa Sangyo Co. Ltd.	79,000	262
*	Nippon Chemi-Con Corp.	76,696	261
	ZERIA Pharmaceutical Co. Ltd.	17,000	261
	Touei Housing Corp.	12,300	260
	Yorozu Corp.	15,500	259
	Descente Ltd.	40,000	258
*	Hitachi Cable Ltd.	148,000	256
	Inabata & Co. Ltd.	32,600	256
	CREATE SD HOLDINGS Co. Ltd.	5,706	253
	Kintetsu World Express Inc.	7,000	252
	Oyo Corp.	15,300	251
	Towa Bank Ltd.	216,000	250

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Taiyo Holdings Co. Ltd.	7,900	250
	Asahi Holdings Inc.	12,300	249
^	Coca-Cola Central Japan Co. Ltd.	16,400	247
	Aiphone Co. Ltd.	15,000	246
	Press Kogyo Co. Ltd.	48,000	246
*	Unitika Ltd.	374,000	245
	Nippon Suisan Kaisha Ltd.	125,862	244
	Senko Co. Ltd.	45,000	244
	Torii Pharmaceutical Co. Ltd.	10,300	242
	Yokogawa Bridge Holdings Corp.	23,000	242
	Sumikin Bussan Corp.	74,000	242
	Yokohama Reito Co. Ltd.	26,800	242
	Nippon Gas Co. Ltd.	19,400	241
	Ministop Co. Ltd.	14,000	241
	Riso Kagaku Corp.	12,600	241
	Kyudenko Corp.	51,000	239
	Mitsui Sugar Co. Ltd.	76,000	239
	Royal Holdings Co. Ltd.	14,600	238
	Vital KSK Holdings Inc.	26,200	237
	Fukui Bank Ltd.	112,769	236
*	Noevir Holdings Co. Ltd.	14,200	236
*	Chiba Kogyo Bank Ltd.	26,000	235
	Tsutsumi Jewelry Co. Ltd.	7,500	234
	Sanki Engineering Co. Ltd.	40,767	232
	Higashi-Nippon Bank Ltd.	91,395	232
	Goldwin Inc.	40,000	231
^	Dr Ci:Labo Co. Ltd.	76	231
	Milbon Co. Ltd.	6,050	230
	Koa Corp.	21,300	229
	Godo Steel Ltd.	139,000	229
	Kato Works Co. Ltd.	62,205	229
	Sanyo Shokai Ltd.	74,423	226
	Meiko Network Japan Co. Ltd.	16,263	226
	Mitsubishi Pencil Co. Ltd.	10,600	224
	Wood One Co. Ltd.	68,000	224
*	Japan Bridge Corp.	105,388	224
	Fuji Co. Ltd.	12,200	224
	Mitsui Matsushima Co. Ltd.	115,000	223
	Arnest One Corp.	9,700	223
	UKC Holdings Corp.	9,500	222
	Bank of Saga Ltd.	87,000	222
	Morita Holdings Corp.	26,154	221
	Atsugi Co. Ltd.	180,000	220
	Tokushu Tokai Paper Co. Ltd.	100,000	219
	Daisan Bank Ltd.	121,037	219
	Tecmo Koei Holdings Co. Ltd.	24,100	218
	Bunka Shutter Co. Ltd.	38,000	217
	Sumitomo Densetsu Co. Ltd.	14,100	216
	Yuasa Trading Co. Ltd.	102,000	216
	Yomiuri Land Co. Ltd.	21,000	216
	Yamazen Corp.	33,500	213
	Sanyo Denki Co. Ltd.	28,000	213
	Mani Inc.	6,300	213
	Mars Engineering Corp.	9,500	212
	Aichi Bank Ltd.	3,700	212
^	Ichibanya Co. Ltd.	4,744	212
	Trusco Nakayama Corp.	10,200	211
	Ryoyo Electro Corp.	23,342	211
	Sodick Co. Ltd.	34,900	210
^,*	Daiei Inc.	53,500	210
	Megachips Corp.	13,847	210
	Hosokawa Micron Corp.	23,000	206
^	Furukawa-Sky Aluminum Corp.	66,000	204
	Nihon Dempa Kogyo Co. Ltd.	20,465	204

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Pressance Corp.	4,787	203
	Doshisha Co. Ltd.	12,800	202
	Denki Kogyo Co. Ltd.	43,400	201
*	Japan Radio Co. Ltd.	53,000	201
	Obara Group Inc.	8,300	201
	Ines Corp.	26,500	200
	Gurunavi Inc.	13,400	199
	Sakai Chemical Industry Co. Ltd.	63,257	199
	Kyokuto Kaihatsu Kogyo Co. Ltd.	18,600	195
	Arata Corp.	49,797	194
	Riken Corp.	48,000	194
	Jeol Ltd.	43,000	193
	Japan Cash Machine Co. Ltd.	10,700	193
	Kappa Create Holdings Co. Ltd.	10,244	193
	Takasago International Corp.	36,000	192
	Katakura Industries Co. Ltd.	11,000	190
*	Sasebo Heavy Industries Co. Ltd.	147,000	190
	Daido Metal Co. Ltd.	24,000	190
	Dydo Drinco Inc.	4,244	190
	Kusuri No Aoki Co. Ltd.	2,600	190
	Parco Co. Ltd.	14,400	189
	Ryobi Ltd.	80,435	189
^,*	Tokyo Rope Manufacturing Co. Ltd.	139,000	189
	Nippon Carbon Co. Ltd.	80,000	187
	Chugoku Marine Paints Ltd.	37,000	187
	Nippon Coke & Engineering Co. Ltd.	143,000	185
	Mie Bank Ltd.	77,104	185
	NEC Capital Solutions Ltd.	5,000	185
	Okamoto Industries Inc.	56,000	184
	Riso Kyoiku Co. Ltd.	1,835	183
	Mitsubishi Paper Mills Ltd.	185,000	183
	Nippon Beet Sugar Manufacturing Co. Ltd.	97,000	182
	Paris Miki Holdings Inc.	33,700	182
	Toyo Corp.	12,617	182
	TKC Corp.	10,249	181
	Tsugami Corp.	35,000	180
	Nippon Thompson Co. Ltd.	36,000	180
*	SWCC Showa Holdings Co. Ltd.	172,000	179
	Toyo Securities Co. Ltd.	43,000	177
	Melco Holdings Inc.	10,600	175
	Japan Vilene Co. Ltd.	34,889	175
	Kohnan Shoji Co. Ltd.	14,200	174
	Nippon Road Co. Ltd.	29,000	173
	Nippon Koei Co. Ltd.	44,000	173
	Sankyo Seiko Co. Ltd.	45,097	173
	Shimizu Bank Ltd.	5,800	172
^,*	Toko Inc.	58,000	172
	Nippon Seiki Co. Ltd.	13,000	172
	Toyo Construction Co. Ltd.	56,300	170
	Idec Corp.	19,100	170
	Kasumi Co. Ltd.	23,700	170
	ITC Networks Corp.	18,800	170
	Asahi Organic Chemicals Industry Co. Ltd.	74,555	169
	Nippon Chemiphar Co. Ltd.	26,000	168
	Konishi Co. Ltd.	9,000	167
^	Atom Corp.	28,400	167
^,*	Clarion Co. Ltd.	117,000	166
	Nishio Rent All Co. Ltd.	7,600	165
	Funai Electric Co. Ltd.	13,300	165
^	Macromill Inc.	11,500	165
^	Tatsuta Electric Wire and Cable Co. Ltd.	23,000	164
	Daikokutenbussan Co. Ltd.	6,000	164
	Bando Chemical Industries Ltd.	53,000	164
	Nippon Steel Trading Co. Ltd.	54,000	163

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Denyo Co. Ltd.	11,200	162
	EPS Corp.	102	162
	Kyodo Printing Co. Ltd.	42,000	159
	Kinugawa Rubber Industrial Co. Ltd.	30,000	157
	Weathernews Inc.	6,400	157
*	Ishihara Sangyo Kaisha Ltd.	177,000	157
^	Toridoll.corp	11,600	156
	Japan Pure Chemical Co. Ltd.	63	156
	Cosel Co. Ltd.	13,600	156
	Pronexus Inc.	18,735	155
	Foster Electric Co. Ltd.	11,285	154
	Fujiya Co. Ltd.	74,000	153
	Kamei Corp.	15,000	152
	Nomura Co. Ltd.	21,000	152
	Kitagawa Iron Works Co. Ltd.	87,000	151
	OBIC Business Consultants Ltd.	2,650	151
	Nichiha Corp.	9,400	151
	Tsukishima Kikai Co. Ltd.	16,000	151
	Yellow Hat Ltd.	7,500	150
	Toli Corp.	66,101	149
	France Bed Holdings Co. Ltd.	68,000	149
	Sakata INX Corp.	21,000	148
	Gakken Holdings Co. Ltd.	47,000	148
	Kanto Natural Gas Development Ltd.	22,000	148
	Warabeya Nichiyo Co. Ltd.	8,700	148
	Belluna Co. Ltd.	14,900	146
	Mitsubishi Research Institute Inc.	6,800	146
*	SxL Corp.	81,000	145
^,*	Juki Corp.	85,000	144
	Hitachi Medical Corp.	9,000	143
*	Tekken Corp.	103,000	143
	Tenma Corp.	11,000	143
	YAMABIKO Corp.	5,000	143
	GCA Savvian Corp.	11,300	142
	Kura Corp.	8,000	141
	Hibiya Engineering Ltd.	14,300	140
	Nohmi Bosai Ltd.	17,000	140
	Toa Corp.	17,000	138
	SMK Corp.	47,000	138
	Krosaki Harima Corp.	61,000	138
	Osaki Electric Co. Ltd.	26,000	138
	St. Marc Holdings Co. Ltd.	2,800	137
	Yaoko Co. Ltd.	3,100	135
	Shizuoka Gas Co. Ltd.	17,000	135
	T RAD Co. Ltd.	47,000	135
	Iida Home Max	7,000	134
	Shin-Etsu Polymer Co. Ltd.	36,000	133
	Macnica Inc.	6,500	133
	Shikoku Chemicals Corp.	18,000	133
	Daiwa Industries Ltd.	21,000	132
^	Ringer Hut Co. Ltd.	9,300	132
	Fuso Pharmaceutical Industries Ltd.	31,000	132
	Ohsho Food Service Corp.	4,474	131
	Zenrin Co. Ltd.	10,000	129
	Fujicco Co. Ltd.	11,205	129
	Union Tool Co.	5,800	128
	Japan Transcity Corp.	32,192	128
	Fujita Kanko Inc.	24,000	128
^	Rock Field Co. Ltd.	6,434	127
	Piolax Inc.	4,500	127
	Aisan Industry Co. Ltd.	13,200	127
	AOC Holdings Inc.	35,900	126
	Raito Kogyo Co. Ltd.	22,500	126
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	27,000	126

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Hamakyorex Co. Ltd.	3,500	124
	Eizo Corp.	7,100	123
	Stella Chemifa Corp.	6,200	123
	Siix Corp.	8,100	122
	Nippon Ceramic Co. Ltd.	7,000	122
	Tocalo Co. Ltd.	8,300	122
	Rhythm Watch Co. Ltd.	70,000	122
	Nishimatsuya Chain Co. Ltd.	12,200	121
	Tokyo Rakutenchi Co. Ltd.	23,000	120
	Pal Co. Ltd.	3,600	120
	Plenus Co. Ltd.	6,600	120
	Asahi Co. Ltd.	7,100	119
	Nissin Electric Co. Ltd.	24,000	119
	ASKA Pharmaceutical Co. Ltd.	16,000	119
	Achilles Corp.	82,000	118
	Eagle Industry Co. Ltd.	12,000	118
	Eiken Chemical Co. Ltd.	7,100	117
	Ohara Inc.	16,905	116
	Cawachi Ltd.	5,100	115
*	Fudo Tetra Corp.	57,900	115
	Seika Corp.	45,000	115
	Takaoka Toko Holdings Co. Ltd.	8,400	114
	Tochigi Bank Ltd.	28,000	114
	As One Corp.	4,800	114
	Tsurumi Manufacturing Co. Ltd.	13,000	113
	KEY Coffee Inc.	7,193	113
	Shinwa Co. Ltd.	9,300	113
	Gun-Ei Chemical Industry Co. Ltd.	48,000	112
	Mitsubishi Steel Manufacturing Co. Ltd.	52,000	112
	Tomoku Co. Ltd.	35,000	111
	Roland Corp.	11,500	111
	Daiichi Jitsugyo Co. Ltd.	22,000	111
*	Janome Sewing Machine Co. Ltd.	126,000	110
	Futaba Industrial Co. Ltd.	23,600	110
	Taihei Dengyo Kaisha Ltd.	18,000	110
	Okuwa Co. Ltd.	10,000	109
	Kyokuyo Co. Ltd.	43,000	109
	Komatsu Seiren Co. Ltd.	21,000	108
	Organo Corp.	19,000	108
	T Hasegawa Co. Ltd.	7,200	106
	Maezawa Kasei Industries Co. Ltd.	9,600	106
	Airport Facilities Co. Ltd.	14,000	105
	Jimoto Holdings Inc.	43,082	104
	CAC Corp.	10,000	104
	Tokyu Community Corp.	2,000	104
	Kita-Nippon Bank Ltd.	4,000	103
	Onoken Co. Ltd.	10,000	103
	Shindengen Electric Manufacturing Co. Ltd.	25,000	103
	J-Oil Mills Inc.	33,000	103
	Hisaka Works Ltd.	11,000	102
	Mitsui Home Co. Ltd.	17,000	102
	NIFTY Corp.	65	102
	Neturen Co. Ltd.	12,700	101
	Advan Co. Ltd.	8,000	101
	Takiron Co. Ltd.	28,000	101
*	Best Denki Co. Ltd.	46,000	101
	JSP Corp.	6,900	101
	Pack Corp.	5,000	101
	Nidec-Tosok Corp.	12,000	101
	Sanoh Industrial Co. Ltd.	13,800	99
	Uniden Corp.	41,000	98
*	Sagami Chain Co. Ltd.	12,000	98
	Axell Corp.	4,700	98
^,*	Daiichi Chuo KK	75,000	97

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2013

		Market
		Value
	Shares	($000)
Daiso Co. Ltd.	33,000	97
Nissin Corp.	33,000	97
Nittetsu Mining Co. Ltd.	20,000	97
Ryoden Trading Co. Ltd.	15,000	97
Kanaden Corp.	15,000	97
NEC Fielding Ltd.	7,300	97
Pocket Card Co. Ltd.	10,600	96
Honeys Co. Ltd.	7,390	96
Yushin Precision Equipment Co. Ltd.	5,100	96
BML Inc.	3,700	96
Keihanshin Building Co. Ltd.	12,200	96
ESPEC Corp.	11,408	95
Maruwa Co. Ltd.	3,100	94
Information Services International-Dentsu Ltd.	8,000	94
Mitsui High-Tec Inc.	13,000	93
Nippon Parking Development Co. Ltd.	1,142	93
Chori Co. Ltd.	8,200	93
Japan Digital Laboratory Co. Ltd.	7,500	93
U-Shin Ltd.	12,600	92
Pacific Industrial Co. Ltd.	15,000	91
Tokyo Tekko Co. Ltd.	23,000	91
Kyoritsu Maintenance Co. Ltd.	3,000	91
Oenon Holdings Inc.	32,000	90
Panasonic Industrial Devices SUNX Co. Ltd.	19,100	90
Dai Nippon Toryo Co. Ltd.	49,000	90
Maruzen Showa Unyu Co. Ltd.	25,000	90
Matsuda Sangyo Co. Ltd.	6,200	90
Takamatsu Construction Group Co. Ltd.	5,900	90
CMK Corp.	25,700	90
Maruetsu Inc.	25,000	90
* Tokyu Construction Co. Ltd.	37,000	89
Tosho Printing Co. Ltd.	28,000	88
Chiyoda Integre Co. Ltd.	6,000	88
Topre Corp.	9,400	88
Koatsu Gas Kogyo Co. Ltd.	16,000	87
San-Ai Oil Co. Ltd.	19,000	87
Nihon Yamamura Glass Co. Ltd.	44,000	87
Arakawa Chemical Industries Ltd.	10,700	87
Kanematsu Electronics Ltd.	7,000	87
Dunlop Sports Co. Ltd.	7,000	87
Shinko Shoji Co. Ltd.	8,800	86
Riken Technos Corp.	30,000	85
Kitano Construction Corp.	38,000	85
Nice Holdings Inc.	30,000	85
Fuji Electronics Co. Ltd.	6,700	85
Taiho Kogyo Co. Ltd.	6,600	85
Furuno Electric Co. Ltd.	10,600	84
Okura Industrial Co. Ltd.	19,000	84
Matsuya Foods Co. Ltd.	5,000	83
Nippon Sharyo Ltd.	16,000	83
Chukyo Bank Ltd.	39,000	83
Daidoh Ltd.	12,000	83
Chugai Ro Co. Ltd.	31,000	82
* Kanto Denka Kogyo Co. Ltd.	32,000	82
Sinfonia Technology Co. Ltd.	48,000	82
Toenec Corp.	18,000	82
Maezawa Kyuso Industries Co. Ltd.	5,900	81
Takihyo Co. Ltd.	18,000	81
Nagatanien Co. Ltd.	9,000	81
Mitsuuroko Holdings Co. Ltd.	15,700	81
Future Architect Inc.	159	80
Nippon Valqua Industries Ltd.	31,000	80
Toyo Kohan Co. Ltd.	24,000	79
Yonekyu Corp.	9,100	79

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Uchida Yoko Co. Ltd.	25,000	78
*	Nippon Yakin Kogyo Co. Ltd.	57,000	78
	Sinanen Co. Ltd.	19,000	78
	Daikoku Denki Co. Ltd.	2,900	77
	Starzen Co. Ltd.	28,000	77
	ST Corp.	7,500	77
	Kyoto Kimono Yuzen Co. Ltd.	7,000	77
	Nissen Holdings Co. Ltd.	20,700	77
*	Kumagai Gumi Co. Ltd.	63,000	76
	Daisyo Corp.	6,000	76
*	NS United Kaiun Kaisha Ltd.	41,000	76
	Keiyo Co. Ltd.	15,000	76
	Icom Inc.	3,000	74
	Itochu-Shokuhin Co. Ltd.	2,000	74
	Yushiro Chemical Industry Co. Ltd.	7,700	74
	Japan Pulp & Paper Co. Ltd.	24,000	73
^	Hokkaido Gas Co. Ltd.	28,000	73
	Nidec Copal Electronics Corp.	15,200	72
	Toyo Denki Seizo - Toyo Electric Manufacturing Co. Ltd.	21,000	72
	Mimasu Semiconductor Industry Co. Ltd.	7,100	72
	Hakuto Co. Ltd.	7,000	72
	Cleanup Corp.	9,400	72
	Taihei Kogyo Co. Ltd.	20,000	71
	Nidec Copal Corp.	8,500	70
	Right On Co. Ltd.	7,000	70
	Roland DG Corp.	4,700	69
	Noritsu Koki Co. Ltd.	9,600	69
	Meisei Industrial Co. Ltd.	15,000	68
	Dai-ichi Seiko Co. Ltd.	4,600	67
	Kaga Electronics Co. Ltd.	8,200	67
	Pasona Group Inc.	84	67
	Mitsui Knowledge Industry Co. Ltd.	395	67
	Toda Kogyo Corp.	20,000	67
	Optex Co. Ltd.	4,500	67
	Aeon Fantasy Co. Ltd.	3,600	67
	Fujikura Kasei Co. Ltd.	16,000	66
	Mory Industries Inc.	21,000	66
	Sanshin Electronics Co. Ltd.	10,400	66
	NDS Co. Ltd.	21,000	65
	Toho Co. Ltd.	18,000	65
	Tomen Electronics Corp.	5,000	65
	Hokkan Holdings Ltd.	21,000	65
	Sekisui Plastics Co. Ltd.	24,000	63
	Namura Shipbuilding Co. Ltd.	11,700	63
*	Iwasaki Electric Co. Ltd.	29,000	61
	Yusen Logistics Co. Ltd.	5,700	60
	Tonami Holdings Co. Ltd.	26,000	60
	Tokyo Energy & Systems Inc.	12,000	59
	Chuetsu Pulp & Paper Co. Ltd.	38,000	59
	Alpha Systems Inc.	4,000	59
	Kinki Sharyo Co. Ltd.	18,000	58
	Shimojima Co. Ltd.	5,600	57
	Gecoss Corp.	7,300	57
	Aichi Corp.	12,200	57
	Olympic Corp.	7,800	57
	Tokyo Electron Device Ltd.	35	56
	Tv Tokyo Holdings Corp.	4,100	56
	Corona Corp.	5,000	56
	Shoko Co. Ltd.	37,000	55
	Chuo Spring Co. Ltd.	16,000	55
	Zuken Inc.	7,600	54
	Kyosan Electric Manufacturing Co. Ltd.	16,000	53
	Studio Alice Co. Ltd.	3,400	52
	CMIC Holdings Co. Ltd.	2,400	52

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Asunaro Aoki Construction Co. Ltd.	9,500	52
	Kojima Co. Ltd.	15,100	51
	Kourakuen Corp.	4,000	51
	Inaba Seisakusho Co. Ltd.	3,500	51
*	Ichikoh Industries Ltd.	32,000	48
	Tamura Corp.	23,000	48
	Sumitomo Precision Products Co. Ltd.	11,000	48
	Mr Max Corp.	13,200	47
	Cybozu Inc.	176	46
	Simplex Holdings Inc.	118	46
	Maeda Road Construction Co. Ltd.	3,000	45
*	Mitsubishi Kakoki Kaisha Ltd.	22,000	45
	Daiken Corp.	16,000	44
	Teikoku Electric Manufacturing Co. Ltd.	2,300	44
	Hioki EE Corp.	2,700	43
	Fujitsu Frontech Ltd.	6,400	43
	Torishima Pump Manufacturing Co. Ltd.	5,000	41
	Taisei Lamick Co. Ltd.	1,600	40
	Toa Oil Co. Ltd.	33,000	40
	Nakamuraya Co. Ltd.	9,000	39
	Shiroki Corp.	17,000	38
	Elematec Corp.	2,800	38
	Chuo Denki Kogyo Co. Ltd.	10,500	38
	Hodogaya Chemical Co. Ltd.	16,000	36
	Yurtec Corp.	11,000	34
	Sumitomo Seika Chemicals Co. Ltd.	9,000	34
	Panasonic Information Systems	1,400	33
^	Nippon Kasei Chemical Co. Ltd.	21,000	33
*	Orient Corp.	9,000	31
*	FDK Corp.	33,000	29
	Shochiku Co. Ltd.	2,289	23
	Yahagi Construction Co. Ltd.	5,200	23
*	Aiful Corp.	1,500	17
	Mitsubishi Shokuhin Co. Ltd.	300	9
	Nagano Bank Ltd.	3,000	6
			209,533
Malaysia (1.2%)
	Dialog Group Bhd.	1,552,243	1,210
	Malaysia Airports Holdings Bhd.	520,377	1,029
	KLCC Property Holdings Bhd.	413,499	985
	Multi-Purpose Holdings Bhd.	818,744	948
	Genting Plantations Bhd.	292,573	824
	Media Prima Bhd.	943,640	742
	Top Glove Corp. Bhd.	349,579	726
	Bursa Malaysia Bhd.	302,336	711
	Carlsberg Brewery Malaysia Bhd.	137,100	673
	DRB-Hicom Bhd.	794,427	656
	Affin Holdings Bhd.	562,500	655
	IGB Corp. Bhd.	807,273	627
	Boustead Holdings Bhd.	363,042	611
	Kulim Malaysia Bhd.	446,536	526
	CapitaMalls Malaysia Trust	790,900	489
	Mah Sing Group Bhd.	653,700	488
	POS Malaysia Bhd.	321,400	460
	Hartalega Holdings Bhd.	264,700	456
	WCT Bhd.	534,349	422
	Pavilion REIT	774,200	407
	Berjaya Corp. Bhd.	2,377,671	407
	HAP Seng Consolidated Bhd.	696,700	390
	BIMB Holdings Bhd.	321,200	371
	Time dotCom Bhd.	280,500	366
	IJM Land Bhd.	418,400	355
*	Malaysian Resources Corp. Bhd.	759,069	352
	Eastern & Oriental Bhd.	648,400	352

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
*	Malaysian Airline System Bhd.	1,452,600	325
	OSK Holdings Bhd.	594,281	313
	KPJ Healthcare Bhd.	143,700	287
	Gas Malaysia Bhd.	287,200	275
	TSH Resources Bhd.	383,500	271
	IGB REIT	584,900	261
	QL Resources Bhd.	259,200	255
	IJM Plantations Bhd.	252,900	247
	MSM Malaysia Holdings Bhd.	142,100	234
	Supermax Corp. Bhd.	354,950	232
	Wah Seong Corp. Bhd.	395,297	212
*	Perdana Petroleum Bhd.	413,500	200
*	Mulpha International Bhd.	1,519,700	192
	Mudajaya Group Bhd.	183,700	147
*	Puncak Niaga Holding Bhd.	252,500	142
	Lion Industries Corp. Bhd.	425,900	136
*	KNM Group Bhd.	868,669	123
	Malaysian Bulk Carriers Bhd.	238,100	116
	Unisem M Bhd.	394,680	112
	Muhibbah Engineering M Bhd.	235,900	87
*	Scomi Group Bhd.	747,000	82
*	Mah Sing Group Bhd. Warrants Exp. 03/18/2018	99,900	13
*	Dialog Group Bhd. Warrants Exp 02/12/2017	91,395	13
*	Kulim Malaysia Bhd. Warrants Exp. 02/27/2016	46,729	12
*	Hartalega Holdings Bhd. Warrants Exp. 05/29/2015	22,560	11
*	WCT Bhd. Warrants Exp. 02/24/2016	73,268	10
*	WCT Bhd. Warrants Exp. 12/11/2017	82,009	9
*	Sunway Bhd. Warrants Exp. 08/17/2016	38,197	6
*	KNM Group Bhd. Warrants Exp. 11/15/2017	178,323	6
*	Perdana Petroleum Bhd. Warrants Exp. 10/26/2015	25,612	4
*	Media Prima Bhd. Warrants Exp. 12/31/2014	9,277	2
			20,573
Mexico (0.9%)
	Fibra Uno Administracion SA de CV	542,400	2,086
	Grupo Aeroportuario del Pacifico SAB de CV Class B	303,294	1,736
*	Genomma Lab Internacional SAB de CV Class B	727,213	1,573
	Compartamos SAB de CV	903,686	1,505
	Bolsa Mexicana de Valores SAB de CV	523,416	1,426
*	Empresas ICA SAB de CV	479,700	1,326
	Controladora Comercial Mexicana SAB de CV	343,100	1,325
	TV Azteca SAB de CV	1,315,777	974
	Grupo Comercial Chedraui SA de CV	222,631	849
*	Alsea SAB de CV	242,600	742
	Grupo Aeroportuario del Centro Norte Sab de CV	180,026	692
*	Gruma SAB de CV Class B	122,400	611
	Grupo Herdez SAB de CV	110,500	402
*	Grupo Simec SAB de CV Class B	84,915	392
*	Consorcio ARA SAB de CV	630,510	208
*	Desarrolladora Homex SAB de CV	204,600	167
*	Corp GEO SAB de CV	384,800	132
*	Urbi Desarrollos Urbanos SAB de CV	313,585	46
*	Industrias CH SAB de CV Class B	3,300	27
			16,219
Netherlands (1.4%)
	Delta Lloyd NV	155,656	2,993
	Nutreco NV	31,149	2,962
	Aalberts Industries NV	97,286	2,183
	ASM International NV	45,074	1,506
	Wereldhave NV	19,160	1,393
	CSM	62,157	1,391
	Arcadis NV	46,584	1,288
	Eurocommercial Properties NV	31,335	1,279
	TKH Group NV	34,355	934
^,*	Royal Imtech NV	81,687	911

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
*	PostNL NV	377,060	860
	Unit4 NV	25,144	857
	Vastned Retail NV	14,981	669
	Koninklijke BAM Groep NV	147,736	655
	Sligro Food Group NV	19,475	642
	Koninklijke Ten Cate NV	25,579	621
	USG People NV	67,377	527
	Nieuwe Steen Investments NV	59,956	448
	BinckBank NV	51,352	394
	Brunel International NV	8,219	349
*	Grontmij	67,674	327
	Koninklijke Wessanen NV	83,374	294
	Accell Group	13,253	242
	Beter Bed Holding NV	12,085	227
^,*	TomTom NV	41,202	186
*	AMG Advanced Metallurgical Group NV	14,017	129
^,*	SNS REAAL NV	96,364	—
			24,267
New Zealand (0.5%)
	Ryman Healthcare Ltd.	359,865	1,883
	Trade Me Ltd.	347,219	1,471
	Infratil Ltd.	402,098	795
	Goodman Property Trust	753,202	729
	Freightways Ltd.	166,763	643
	Precinct Properties New Zealand Ltd.	594,181	548
	Nuplex Industries Ltd.	169,275	484
	Kathmandu Holdings Ltd.	170,505	329
	Mainfreight Ltd.	33,501	303
	New Zealand Oil & Gas Ltd.	406,006	286
	Vital Healthcare Property Trust	190,327	225
	Tower Ltd.	134,630	198
			7,894
Norway (1.6%)
	TGS Nopec Geophysical Co. ASA	92,916	3,341
	Petroleum Geo-Services ASA	193,506	2,843
*	Marine Harvest ASA	2,359,617	2,455
*	DNO International ASA	917,892	1,609
	Prosafe SE	157,976	1,519
*	Algeta ASA	43,172	1,467
*	Storebrand ASA	285,624	1,303
^	Tomra Systems ASA	131,318	1,231
	Fred Olsen Energy ASA	22,389	977
^	SpareBank 1 SR Bank ASA	108,290	969
	SpareBank 1 SMN	112,930	962
*	Det Norske Oljeselskap ASA	67,159	957
*	Atea ASA	80,634	872
	Cermaq ASA	47,994	717
	Aker ASA	20,545	635
	Norwegian Property ASA	432,006	606
	Opera Software ASA	76,733	523
	Wilh Wilhelmsen ASA	56,774	460
*	Norwegian Air Shuttle AS	9,032	434
	BW Offshore Ltd.	408,183	387
^,*	Nordic Semiconductor ASA	126,745	385
	Stolt-Nielsen Ltd.	17,994	372
	Leroey Seafood Group ASA	11,238	353
	Austevoll Seafood ASA	51,932	344
^,*	Renewable Energy Corp. ASA	1,150,702	320
*	Golden Ocean Group Ltd.	256,431	247
	Kvaerner ASA	136,524	230
^,*	Songa Offshore SE	122,283	122
^,*	Frontline Ltd.	48,937	91
^,*	Archer Ltd.	114,026	75
	Schibsted ASA	867	38

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Kongsberg Gruppen AS	525	10
			26,854
Philippines (0.8%)
	Metro Pacific Investments Corp.	10,273,605	1,521
	GT Capital Holdings Inc.	60,764	1,169
	Semirara Mining Corp. Class A	144,940	1,057
	Megaworld Corp.	9,963,745	1,006
	Security Bank Corp.	184,449	884
*	Philippine National Bank	315,100	881
	Robinsons Land Corp.	1,322,627	827
	Philex Mining Corp.	1,922,281	771
	Manila Water Co. Inc.	753,785	732
*	First Gen Corp.	1,130,430	620
	Puregold Price Club Inc.	594,900	577
*	Belle Corp.	3,633,300	572
	Petron Corp.	1,518,424	568
	First Philippine Holdings Corp.	182,460	474
	Filinvest Land Inc.	9,351,400	464
	Vista Land & Lifescapes Inc.	2,291,000	366
	Cebu Air Inc.	162,410	322
	Lopez Holdings Corp.	1,853,100	315
	Atlas Consolidated Mining & Development	555,500	280
	International Container Terminal Services Inc.	11,067	25
	Universal Robina Corp.	7,743	22
			13,453
Poland (0.5%)
	Eurocash SA	62,683	1,130
	Lubelski Wegiel Bogdanka SA	29,819	1,108
^	Asseco Poland SA	63,205	858
*	Kernel Holding SA	45,596	828
*	Cyfrowy Polsat SA	151,290	800
*	Grupa Lotos SA	65,960	794
*	Bank Millennium SA	376,960	576
*	Globe Trade Centre SA	200,551	497
^,*	Netia SA	336,064	447
	TVN SA	134,863	372
	Warsaw Stock Exchange	20,805	249
	Budimex SA	8,493	208
*	Ciech SA	29,620	206
*	Boryszew SA	1,277,768	182
	Getin Holding SA	234,401	166
*	Bioton SA	7,762,760	98
	Agora SA	24,003	47
^,*	Polimex-Mostostal SA	356,606	32
			8,598
Portugal (0.3%)
^,*	Banco Comercial Portugues SA	9,829,065	1,363
	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	215,688	969
	Sonae	770,811	749
*	Portucel SA	198,063	717
	Semapa-Sociedade de Investimento e Gestao	54,102	511
	Altri SGPS SA	126,542	327
	Mota-Engil SGPS SA	111,858	309
	Sonaecom - SGPS SA	78,082	183
*	REN - Redes Energeticas Nacionais SGPS SA	53,836	164
			5,292
Russia (0.1%)
*	PIK Group	224,880	445
	Acron JSC	9,423	372
	Sollers OJSC	13,560	282
	OGK-2 OAO	18,997,639	168
	TGK-1 OAO	762,600,000	153
			1,420

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
Singapore (1.9%)
	SATS Ltd.	556,696	1,423
	Mapletree Logistics Trust	1,312,128	1,396
	Mapletree Commercial Trust	1,055,000	1,255
	Mapletree Industrial Trust	938,000	1,196
	Ezion Holdings Ltd.	663,136	1,102
*	Biosensors International Group Ltd.	1,022,445	999
	Fortune REIT	1,069,836	993
^	Keppel REIT	770,650	946
	Starhill Global REIT	1,191,886	933
	CDL Hospitality Trusts	569,066	926
	Cambridge Industrial Trust	1,310,260	911
^	Frasers Centrepoint Trust	435,510	796
^,*	LionGold Corp. Ltd.	787,691	733
	Raffles Medical Group Ltd.	262,000	727
	Cache Logistics Trust	629,241	723
	Frasers Commercial Trust	551,200	698
	First REIT	573,000	667
	Parkway Life REIT	303,485	659
^	Hyflux Ltd.	581,286	648
	Ascott Residence Trust	566,130	647
	Far East Hospitality Trust	676,000	621
^,*	Blumont Group Ltd.	917,000	597
	Overseas Union Enterprise Ltd.	235,000	595
^	Sabana Shari'ah Compliant Industrial REIT	532,000	590
	Super Group Ltd.	184,404	590
	First Resources Ltd.	408,629	575
	Lippo Malls Indonesia Retail Trust	1,326,000	566
	CapitaRetail China Trust	401,000	549
^	AIMS AMP Capital Industrial REIT	360,400	533
	Ascendas India Trust	777,662	518
1	ARA Asset Management Ltd.	331,210	510
	Ho Bee Investment Ltd.	261,635	457
	OSIM International Ltd.	279,000	453
	Vard Holdings Ltd.	508,000	426
	United Engineers Ltd.	162,000	414
^,*	Ezra Holdings Ltd.	525,902	409
*	Yoma Strategic Holdings Ltd.	577,000	380
	Cityspring Infrastructure Trust	925,000	372
	Ascendas Hospitality Trust	408,000	338
^	Sound Global Ltd.	661,111	301
^	Perennial China Retail Trust	573,000	298
^,*	Ying Li International Real Estate Ltd.	717,000	298
	Tat Hong Holdings Ltd.	244,000	295
^	GuocoLeisure Ltd.	415,000	295
	Far East Orchard Ltd.	162,000	294
*	Metro Holdings Ltd.	379,000	284
^,*	Asiasons Capital Ltd.	364,000	278
	CSE Global Ltd.	398,759	273
	UOB-Kay Hian Holdings Ltd.	194,000	271
	Midas Holdings Ltd.	666,847	269
*	Tiger Airways Holdings Ltd.	466,800	251
	GMG Global Ltd.	2,444,000	229
*	Raffles Education Corp. Ltd.	830,839	216
*	Hi-P International Ltd.	335,000	191
^,*	Gallant Venture Ltd.	837,000	191
*	Synear Food Holdings Ltd.	1,042,000	158
^,*	Oceanus Group Ltd.	3,692,000	153
^	Swiber Holdings Ltd.	306,000	152
^	China Fishery Group Ltd.	428,729	134
	Keppel Telecommunications & Transportation Ltd.	73,000	81
	Hong Leong Asia Ltd.	45,000	60
			32,843

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
South Africa (0.5%)
	Vukile Property Fund Ltd.	370,784	815
	SA Corporate Real Estate Fund Nominees Pty Ltd.	1,661,999	811
*	Super Group Ltd.	255,581	687
	Emira Property Fund	372,767	642
	EOH Holdings Ltd.	80,996	446
	City Lodge Hotels Ltd.	31,023	443
	Blue Label Telecoms Ltd.	431,751	371
	Mpact Ltd.	132,530	354
^,*	Aquarius Platinum Ltd.	531,101	352
	Astral Foods Ltd.	30,497	321
	Metair Investments Ltd.	77,304	288
	Invicta Holdings Ltd.	25,501	279
	Clover Industries Ltd.	132,036	262
	Pinnacle Technology Holdings Ltd.	104,389	256
	Cashbuild Ltd.	17,551	254
	Eqstra Holdings Ltd.	356,778	247
	Raubex Group Ltd.	117,029	243
	Cipla Medpro South Africa Ltd.	222,171	233
	Group Five Ltd.	54,600	207
	DRDGOLD Ltd.	257,096	173
	Redefine Properties International Ltd.	272,535	167
	Ellies Holdings Ltd.	143,593	142
*	Merafe Resources Ltd.	1,222,650	103
	Allied Technologies Ltd.	25,537	91
	Omnia Holdings Ltd.	945	17
			8,204
South Korea (4.0%)
	Hotel Shilla Co. Ltd.	35,233	1,865
	Macquarie Korea Infrastructure Fund	196,595	1,246
*	Kumho Tire Co. Inc.	108,610	1,171
	Young Poong Corp.	748	1,088
	LG International Corp.	33,341	1,076
	Ottogi Corp.	2,307	995
	Youngone Corp.	24,824	993
	Hyundai Greenfood Co. Ltd.	59,315	957
	Seoul Semiconductor Co. Ltd.	34,555	937
	CJ CGV Co. Ltd.	18,300	936
^	SFA Engineering Corp.	15,445	898
	Taekwang Industrial Co. Ltd.	944	867
	Seah Besteel Corp.	31,193	855
	Daesang Corp.	21,600	834
	Hyundai Home Shopping Network Corp.	5,988	828
	Korean Reinsurance Co.	80,268	788
	CJ O Shopping Co. Ltd.	2,610	777
^,*	GemVax & Kael Co. Ltd.	22,193	763
	LG Fashion Corp.	25,884	742
^	LOTTE Himart Co. Ltd.	10,450	742
^,*	LG Innotek Co. Ltd.	8,900	719
	Partron Co. Ltd.	33,922	717
*	LG Life Sciences Ltd.	14,323	715
	Daewoong Pharmaceutical Co. Ltd.	10,463	700
	SK Chemicals Co. Ltd.	15,901	676
	Lotte Food Co. Ltd.	845	675
	Kolon Industries Inc.	14,481	671
	Paradise Co. Ltd.	32,292	671
*	Hanmi Pharm Co. Ltd.	4,347	642
*	SK Broadband Co. Ltd.	129,874	617
	Poongsan Corp.	25,378	616
	GS Home Shopping Inc.	2,855	590
	Binggrae Co. Ltd.	4,662	580
	KT Skylife Co. Ltd.	14,950	578
*	CJ E&M Corp.	16,736	566
	LIG Insurance Co. Ltd.	27,360	563

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
^	Hyundai Elevator Co. Ltd.	7,494	555
*	Dong-A ST Co. Ltd.	3,946	534
	Dongsuh Co. Inc.	21,351	531
	Chong Kun Dang Pharm Corp.	9,290	517
^	Grand Korea Leisure Co. Ltd.	16,470	512
*	SM Entertainment Co.	13,237	510
	Hana Tour Service Inc.	7,795	503
	KIWOOM Securities Co. Ltd.	8,150	500
	Hansol Paper Co.	35,760	477
*	Seegene Inc.	7,956	475
	iMarketKorea Inc.	19,790	474
*	Medipost Co. Ltd.	6,192	474
	Fila Korea Ltd.	7,214	468
	Namyang Dairy Products Co. Ltd.	436	461
	E1 Corp.	6,216	458
	Meritz Fire & Marine Insurance Co. Ltd.	41,590	452
	Daou Technology Inc.	24,310	443
	Green Cross Corp.	3,192	438
	TONGYANG Securities Inc.	118,630	426
^,*	Chabio & Diostech Co. Ltd.	36,527	425
	Sungwoo Hitech Co. Ltd.	29,685	413
	Samyang Holdings Corp.	4,763	405
	Youngone Holdings Co. Ltd.	5,631	402
^	Nexen Tire Corp.	30,570	400
	Medy-Tox Inc.	3,649	400
	Daeduck Electronics Co.	36,100	399
	LS Industrial Systems Co. Ltd.	7,037	398
	Huchems Fine Chemical Corp.	18,948	396
	Samchully Co. Ltd.	3,274	393
	Cosmax Inc.	7,720	389
*	ViroMed Co. Ltd.	10,159	379
	Kolao Holdings	13,870	378
	Green Cross Holdings Corp.	24,290	378
	Daeduck GDS Co. Ltd.	18,520	377
	KEPCO Plant Service & Engineering Co. Ltd.	7,251	375
	Able C&C Co. Ltd.	6,834	374
^	GSretail Co. Ltd.	13,240	356
	Lock & Lock Co. Ltd.	13,809	355
*	Gamevil Inc.	3,690	352
	Ilyang Pharmaceutical Co. Ltd.	10,358	348
	Maeil Dairy Industry Co. Ltd.	7,391	348
*	Asiana Airlines Inc.	72,562	345
	Sung Kwang Bend Co. Ltd.	15,656	337
	Handsome Co. Ltd.	11,138	334
	Dongwon Industries Co. Ltd.	926	319
	Soulbrain Co. Ltd.	7,385	309
	YG Entertainment Inc.	4,617	301
^,*	Duksan Hi-Metal Co. Ltd.	12,136	301
*	Ssangyong Cement Industrial Co. Ltd.	48,560	296
	Hanil Cement Co. Ltd.	6,249	289
*	Com2uSCorp	6,160	287
	Sindoh Co. Ltd.	4,070	285
	Posco ICT Co. Ltd.	41,454	283
*	Osstem Implant Co. Ltd.	9,948	282
	DuzonBIzon Co. Ltd.	20,360	282
	Bukwang Pharmaceutical Co. Ltd.	18,760	281
	Kolon Global Corp.	80,620	279
	Tongyang Life Insurance	30,420	273
	NEPES Corp.	16,272	273
	Hankook Tire Worldwide Co. Ltd.	14,860	270
	Jeonbuk Bank	49,128	270
	Dong-A Socio Holdings Co. Ltd.	2,330	265
	Taeyoung Engineering & Construction Co. Ltd.	47,440	262
*	Woongjin Chemical Co. Ltd.	322,800	261

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Iljin Display Co. Ltd.	12,970	258
*	TK Corp.	12,870	258
	Interpark Corp.	32,025	256
	Kwang Dong Pharmaceutical Co. Ltd.	40,400	256
*	Hansol Technics Co. Ltd.	10,539	254
	SBS Media Holdings Co. Ltd.	45,730	253
	Haansoft Inc.	13,303	246
*	Hanmi Science Co. ltd	21,110	246
	Korea Electric Terminal Co. Ltd.	7,850	244
^,*	Wonik IPS Co. Ltd.	41,340	241
	Hansae Co. Ltd.	14,450	240
^,*	3S Korea Co. Ltd.	35,930	237
	Hanjin Transportation Co. Ltd.	11,154	230
	Capro Corp.	24,640	229
^,*	Seobu T&D	11,074	228
	S&T Dynamics Co. Ltd.	18,893	226
*	Green Cross Cell Corp.	73,745	223
	MegaStudy Co. Ltd.	3,234	220
*	Neowiz Games Corp.	13,715	217
	S&T Motiv Co. Ltd.	8,240	217
*	KTB Investment & Securities Co. Ltd.	61,920	211
	Hanssem Co. Ltd.	8,700	209
	Daekyo Co. Ltd.	29,480	209
	POSCO Chemtech Co. Ltd.	1,825	203
	Interflex Co. Ltd.	4,811	203
	Meritz Securities Co. Ltd.	155,220	201
^,*	Komipharm International Co. Ltd.	26,575	200
^	Ahnlab Inc.	3,733	197
*	Foosung Co. Ltd.	47,710	196
*	Hanjin Heavy Industries & Construction Co. Ltd.	26,170	190
	SK Gas Co. Ltd.	2,653	188
*	Doosan Engineering & Construction Co. Ltd.	83,261	186
	INTOPS Co. Ltd.	6,332	186
^,*	Taihan Electric Wire Co. Ltd.	78,662	184
	Dongyang Mechatronics Corp.	17,040	180
*	Ssangyong Motor Co.	32,520	178
	STX Offshore & Shipbuilding Co. Ltd.	45,730	177
	OCI Materials Co. Ltd.	5,853	169
	Silicon Works Co. Ltd.	8,072	167
	SL Corp.	12,420	166
^,*	Jusung Engineering Co. Ltd.	27,644	159
^,*	Tera Resource Co. Ltd.	168,016	155
	Humax Co. Ltd.	13,919	154
	Hanwha Investment & Securities Co. Ltd.	41,895	152
*	Dongbu HiTek Co. Ltd.	27,650	150
^,*	ICD Co. Ltd.	11,667	149
*	CNK International Co. Ltd.	35,374	149
	Meritz Finance Group Inc.	40,744	148
	Kumho Electric Co. Ltd.	5,290	147
*	Doosan Engine Co. Ltd.	18,630	146
	Dae Han Flour Mills Co. Ltd.	990	146
*	Hanwha General Insurance Co. Ltd.	30,870	144
	SK Securities Co. Ltd.	160,880	143
	Melfas Inc.	8,456	142
	Woongjin Thinkbig Co. Ltd.	16,870	140
	Youlchon Chemical Co. Ltd.	12,100	139
^,*	Pharmicell Co. Ltd.	33,200	134
	NH Investment & Securities Co. Ltd.	30,199	133
^	STS Semiconductor & Telecommunications	25,428	131
*	Taewoong Co. Ltd.	5,121	121
	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	20,077	120
	Hitejinro Holdings Co. Ltd.	9,000	120
	KISCO Corp.	4,626	120
	Sam Young Electronics Co. Ltd.	12,810	111

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
^	Namhae Chemical Corp.	16,640	108
*	Unison Co. Ltd.	21,034	107
*	Tongyang Inc.	94,750	103
*	Hanjin Shipping Holdings Co. Ltd.	22,010	98
^,*	CUROCOM Co. Ltd.	46,740	97
	STX Corp. Co. Ltd.	30,940	92
*	Insun ENT Co. Ltd.	45,650	91
	EG Corp.	3,452	88
*	Sewon Cellontech Co. Ltd.	23,930	87
	Kolon Corp.	3,490	84
*	China Ocean Resources Co. Ltd.	27,290	77
	Dongbu Securities Co. Ltd.	21,320	76
	Agabang&Company	12,729	72
*	Eugene Investment & Securities Co. Ltd.	31,930	72
	STX Engine Co. Ltd.	16,747	71
*	Dongbu Steel Co. Ltd.	25,318	70
*	SK Communications Co. Ltd.	9,340	69
*	Dongbu Corp.	16,330	61
	Samyang Corp.	1,170	57
	Kyobo Securities Co.	12,060	55
	Hyunjin Materials Co. Ltd.	9,651	54
*	Shinsung Solar Energy Co. Ltd.	62,650	52
*	Korea Line Corp.	7,680	48
*	Woongjin Energy Co. Ltd.	18,200	33
*	Green Cross Corp. Rights Exp. 05/20/2013	252	7
*	SSCP Co. Ltd.	20,873	1
*	Daewoo Songdo Development Co. Ltd.	11,746	—
			67,748
Spain (1.2%)
	Obrascon Huarte Lain SA	66,252	2,450
	Viscofan SA	41,728	2,169
^	Bolsas y Mercados Espanoles SA	74,818	2,031
	Prosegur Cia de Seguridad SA	285,313	1,595
	Ebro Foods SA	75,714	1,553
^	Indra Sistemas SA	100,141	1,347
	Tecnicas Reunidas SA	24,783	1,201
	Grupo Catalana Occidente SA	52,443	1,189
	Construcciones y Auxiliar de Ferrocarriles SA	2,368	935
	Gamesa Corp. Tecnologica SA	198,364	776
*	NH Hoteles SA	204,816	713
*	Almirall SA	44,054	582
	Melia Hotels International SA	68,432	507
	Faes Farma SA	183,490	503
^	Abengoa SA	189,821	463
^	Antena 3 de Television SA	70,675	431
^	Fomento de Construcciones y Contratas SA	39,433	409
*	Zeltia SA	192,590	391
	Ence Energia y Celulosa S.A	138,105	364
	Tubacex SA	120,633	339
*	Sacyr Vallehermoso SA	160,820	335
	Duro Felguera SA	40,027	285
	Tubos Reunidos SA	96,966	209
	Papeles y Cartones de Europa SA	36,119	123
	Abengoa SA	43,869	117
*	Deoleo SA	329,128	115
*	Pescanova SA	10,066	78
^,*	Promotora de Informaciones SA	250,479	74
^,*	Realia Business SA	92,502	57
^,*	Bankia SA	7,546	40
*	Codere SA	5,989	16
*	Bankia SA Rights Exp. 05/13/2013	7,546	12
^,*	Caja de Ahorros del Mediterraneo	42,306	—
			21,409

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
Sweden (2.3%)
	Trelleborg AB Class B	217,251	3,235
	Meda AB Class A	203,506	2,436
	Castellum AB	139,600	2,090
	NCC AB Class B	69,131	1,645
	Hoganas AB Class B	30,717	1,471
	Wallenstam AB	98,211	1,403
	BillerudKorsnas AB	133,459	1,325
	Hufvudstaden AB Class A	100,032	1,309
	Fabege AB	116,499	1,262
^,*	Hakon Invest AB	45,125	1,218
	AarhusKarlshamn AB	23,195	1,218
	Hexpol AB	21,555	1,215
	JM AB	51,004	1,149
	Axfood AB	23,414	1,032
	Wihlborgs Fastigheter AB	60,918	1,009
	Loomis AB Class B	50,227	982
^	Axis Communications AB	34,547	951
	Kungsleden AB	135,302	949
	Nibe Industrier AB Class B	55,534	906
	Lundbergforetagen AB Class B	22,881	894
*	Swedish Orphan Biovitrum AB	137,457	880
*	Betsson AB	29,238	856
	Peab AB	143,778	807
	Saab AB Class B	34,079	748
	AF AB	26,236	722
	Intrum Justitia AB	34,910	718
*	Fastighets AB Balder	77,821	565
	Avanza Bank Holding AB	23,956	531
	Lindab International AB	57,319	451
	Concentric AB	37,712	385
*	SAS AB	171,352	375
	Melker Schorling AB	9,173	366
	Mekonomen AB	11,452	362
*	Rezidor Hotel Group AB	75,403	358
^,*	Active Biotech AB	40,024	352
	Nobia AB	59,114	340
	Klovern AB	74,701	339
	Clas Ohlson AB	22,014	297
	SkiStar AB	25,039	294
*	Investment AB Oresund	15,497	255
^,*	CDON Group AB	54,495	252
	Bure Equity AB	68,732	243
	Haldex AB	33,534	214
	Klovern AB Prior Pfd.	7,973	170
^,*	Eniro AB	64,527	156
	Nordnet AB	46,846	131
*	KappAhl AB	21,651	85
			38,951
Switzerland (2.9%)
*	Dufry AG	23,432	3,122
	Galenica AG	4,355	2,860
	Bucher Industries AG	9,678	2,336
	Helvetia Holding AG	4,723	1,981
*	OC Oerlikon Corp. AG	155,419	1,799
	Georg Fischer AG	3,654	1,591
	BB Biotech AG	11,937	1,474
	Valiant Holding	15,356	1,440
	Forbo Holding AG	2,078	1,342
	Flughafen Zuerich AG	2,725	1,326
	Kaba Holding AG Class B	3,363	1,317
	Allreal Holding AG	8,421	1,232
	Mobimo Holding AG	5,472	1,230
	Panalpina Welttransport Holding AG	12,340	1,202

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Swisscanto CH Real Estate Fund Ifca	9,378	1,192
	Burckhardt Compression Holding AG	2,910	1,190
	Nobel Biocare Holding AG	102,480	1,149
*	Immofonds	2,550	1,093
	Schroder ImmoPLUS	847	986
	ams AG	10,287	960
	Belimo Holding AG	418	952
	Tecan Group AG	9,995	930
*	Temenos Group AG	38,896	920
	Vontobel Holding AG	27,346	882
	Straumann Holding AG	6,695	879
^	Logitech International SA	130,057	829
	St. Galler Kantonalbank AG	1,832	802
	Kuoni Reisen Holding AG	2,494	761
	Solvalor 61	3,055	732
	Rieter Holding AG	3,941	659
	Huber & Suhner AG	13,029	636
	Daetwyler Holding AG	5,419	617
	Schweiter Technologies AG	962	608
	Emmi AG	1,914	593
	Valora Holding AG	2,900	569
	Kudelski SA	43,327	546
	Vetropack Holding AG	247	501
	EFG International AG	35,981	481
^	Basler Kantonalbank	4,804	434
*	Gategroup Holding AG	21,459	416
	Liechtensteinische Landesbank AG	9,843	414
*	AFG Arbonia-Forster Holding AG	13,408	384
	Ascom Holding AG	27,953	362
	Schweizerische National-Versicherungs-Gesellschaft AG	7,018	335
	BKW AG	9,538	329
	Zehnder Group AG	6,838	303
^,*	Meyer Burger Technology AG	49,422	302
	Alpiq Holding AG	2,339	297
*	Acino Holding AG	2,789	288
	Autoneum Holding AG	4,137	284
	Swissquote Group Holding SA	8,231	274
	Siegfried Holding AG	1,995	263
^,*	Schmolz & Bickenbach AG	85,131	250
	Basilea Pharmaceutica	4,422	245
	Verwaltungs- und Privat-Bank AG	3,040	244
*	Orascom Development Holding AG	7,199	70
*	Von Roll Holding AG	37,438	67
	Cie Financiere Tradition SA	1,060	57
^	Bachem Holding AG	1,133	48
*	Zueblin Immobilien Holding AG	14,775	32
*	Meyer Burger Technology AG Rights Exp. 05/06/2013	34,554	29
*	Solvalor 61 Rights Exp. 05/08/2013	3,055	13
*	Petroplus Holdings AG	36,495	1
			49,460
Taiwan (6.2%)
	Chailease Holding Co. Ltd.	744,000	2,241
*	China Life Insurance Co. Ltd.	2,132,548	2,169
	WPG Holdings Ltd.	1,322,889	1,594
	Radiant Opto-Electronics Corp.	389,464	1,585
	Ruentex Industries Ltd.	575,629	1,379
	Merida Industry Co. Ltd.	214,822	1,312
	Hiwin Technologies Corp.	180,447	1,274
	TSRC Corp.	620,711	1,227
	Ruentex Development Co. Ltd.	614,889	1,206
	CTCI Corp.	580,667	1,161
	Chipbond Technology Corp.	452,852	1,154
	Powertech Technology Inc.	640,662	1,148
	Highwealth Construction Corp.	488,816	1,092

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Clevo Co.	566,944	1,088
	China Petrochemical Development Corp.	2,001,077	1,084
	Simplo Technology Co. Ltd.	250,053	1,064
	Tripod Technology Corp.	447,327	1,018
	Eclat Textile Co. Ltd.	164,062	991
	Kenda Rubber Industrial Co. Ltd.	486,805	972
	Phison Electronics Corp.	112,962	892
	Standard Foods Corp.	254,666	873
	Zhen Ding Technology Holding Ltd.	339,000	829
	Nan Kang Rubber Tire Co. Ltd.	686,107	811
	St. Shine Optical Co. Ltd.	38,419	809
	Kinsus Interconnect Technology Corp.	230,282	804
	Far Eastern Department Stores Co. Ltd.	907,743	804
	Elan Microelectronics Corp.	301,350	802
*	King's Town Bank	861,193	789
*	Wintek Corp.	1,471,962	756
	Yungtay Engineering Co. Ltd.	311,993	746
	LCY Chemical Corp.	587,255	697
	Tung Ho Steel Enterprise Corp.	700,150	683
	King Yuan Electronics Co. Ltd.	946,963	675
	Richtek Technology Corp.	122,155	674
*	Sanyang Industry Co. Ltd.	680,037	671
	Hermes Microvision Inc.	22,000	668
	Wowprime Corp.	47,000	664
	China Steel Chemical Corp.	135,853	661
*	Winbond Electronics Corp.	2,359,000	656
	Chroma ATE Inc.	303,040	649
	Jih Sun Financial Holdings Co. Ltd.	2,094,151	628
	Makalot Industrial Co. Ltd.	148,000	627
	Huaku Development Co. Ltd.	211,499	608
	Airtac International Group	114,000	605
	Wei Chuan Foods Corp.	375,835	587
	Prince Housing & Development Corp.	787,367	564
	Lung Yen Life Service Corp.	158,000	556
*	HannStar Display Corp.	2,024,000	552
	Everlight Electronics Co. Ltd.	340,725	550
	Sino-American Silicon Products Inc.	391,945	542
	Farglory Land Development Co. Ltd.	283,067	541
	Hey Song Corp.	408,000	540
	Taiwan Hon Chuan Enterprise Co. Ltd.	193,258	537
	Kerry TJ Logistics Co. Ltd.	401,092	537
	Chong Hong Construction Co.	152,160	526
	USI Corp.	740,518	520
	AmTRAN Technology Co. Ltd.	629,692	516
*	Inotera Memories Inc.	1,306,000	513
	Gigabyte Technology Co. Ltd.	531,271	506
*	Tatung Co. Ltd.	2,001,320	506
	Win Semiconductors Corp.	425,000	505
	Goldsun Development & Construction Co. Ltd.	1,267,591	505
	Taichung Commercial Bank	1,375,980	499
*	Ta Chong Bank Ltd.	1,420,270	496
	Lien Hwa Industrial Corp.	711,356	491
	Formosa International Hotels Corp.	44,881	490
	ScinoPharm Taiwan Ltd.	207,620	483
	FLEXium Interconnect Inc.	144,242	477
	Tong Yang Industry Co. Ltd.	454,556	476
	E Ink Holdings Inc.	637,708	475
	TTY Biopharm Co. Ltd.	140,022	465
	China Synthetic Rubber Corp.	430,562	464
	Tong Hsing Electronic Industries Ltd.	105,056	463
	G Tech Optoelectronics Corp.	208,000	456
*	China Manmade Fibers Corp.	1,113,778	444
	Tainan Spinning Co. Ltd.	887,763	437
	MIN AIK Technology Co. Ltd.	150,987	428

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Radium Life Tech Co. Ltd.	512,085	427
	Chin-Poon Industrial Co.	324,072	423
*	CMC Magnetics Corp.	2,346,000	422
	Grand Pacific Petrochemical	823,928	421
*	Medigen Biotechnology Corp.	74,000	418
	Dynapack International Technology Corp.	117,299	408
	Shinkong Synthetic Fibers Corp.	1,288,416	405
	King Slide Works Co. Ltd.	50,675	404
	TXC Corp.	251,877	393
	Solar Applied Materials Technology Co.	348,201	391
	Taiwan Surface Mounting Technology Co. Ltd.	226,160	378
	Great Wall Enterprise Co. Ltd.	447,839	376
	Huang Hsiang Construction Co.	141,051	376
	Shihlin Electric & Engineering Corp.	310,239	374
	Taiwan Sogo Shin Kong SEC	295,000	374
	Senao International Co. Ltd.	119,000	373
	China Bills Finance Corp.	937,800	372
*	Long Bon International Co. Ltd.	438,000	371
	Kindom Construction Co.	329,000	355
	Compeq Manufacturing Co.	950,471	355
	Cheng Loong Corp.	785,920	352
	Genius Electronic Optical Co. Ltd.	57,732	349
	Career Technology MFG. Co. Ltd.	284,126	345
	Depo Auto Parts Ind Co. Ltd.	125,313	336
	Wistron NeWeb Corp.	205,973	335
	Mitac International Corp.	940,000	333
	ITEQ Corp.	291,261	329
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	121,000	326
	A-DATA Technology Co. Ltd.	163,000	324
	Taiwan PCB Techvest Co. Ltd.	220,285	321
*	Qisda Corp.	1,310,000	321
	Great China Metal Industry	271,000	320
	Hung Sheng Construction Co. Ltd.	387,100	320
*	Ritek Corp.	2,388,000	320
	King's Town Construction Co. Ltd.	305,712	318
*	Motech Industries Inc.	301,311	316
*	Shining Building Business Co. Ltd.	414,917	314
	Kinpo Electronics	1,294,196	308
	Sinyi Realty Co.	172,552	307
	Mercuries & Associates Ltd.	388,894	306
	UPC Technology Corp.	583,797	306
	WT Microelectronics Co. Ltd.	253,601	303
	China Metal Products	226,716	301
	Sigurd Microelectronics Corp.	288,000	301
	Kuoyang Construction Co. Ltd.	434,000	299
	Formosan Rubber Group Inc.	371,888	299
	Faraday Technology Corp.	268,000	298
	Lealea Enterprise Co. Ltd.	843,586	296
	TA Chen Stainless Pipe	598,482	296
	D-Link Corp.	505,000	296
	Test-Rite International Co. Ltd.	390,725	296
	BES Engineering Corp.	1,034,468	294
*	Neo Solar Power Corp.	418,000	289
	Ardentec Corp.	419,444	284
	Ability Enterprise Co. Ltd.	307,257	281
	Evergreen International Storage & Transport Corp.	430,502	281
*	Shihlin Paper Corp.	187,428	279
*	Gintech Energy Corp.	283,800	278
	Wah Lee Industrial Corp.	181,883	275
	Microbio Co. Ltd.	238,704	274
	Gemtek Technology Corp.	208,115	273
	Shinkong Textile Co. Ltd.	210,338	272
	Test Research Inc.	163,558	270
	Ambassador Hotel	276,519	269

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Shin Zu Shing Co. Ltd.	105,000	269
*	Via Technologies Inc.	389,481	267
	CSBC Corp. Taiwan	405,808	267
*	Ho Tung Chemical Corp.	542,001	266
	Sincere Navigation Corp.	278,000	260
	YungShin Global Holding Corp.	184,617	258
	Federal Corp.	380,760	256
	Visual Photonics Epitaxy Co. Ltd.	208,941	253
*	Taiwan Life Insurance Co. Ltd.	334,348	253
	Elite Material Co. Ltd.	246,519	253
	Gloria Material Technology Corp.	322,366	250
	Coretronic Corp.	311,000	247
	Kinik Co.	134,000	247
*	Li Peng Enterprise Co. Ltd.	631,606	239
	Yieh Phui Enterprise Co. Ltd.	852,406	237
	Greatek Electronics Inc.	290,000	237
	Continental Holdings Corp.	620,000	237
	Micro-Star International Co. Ltd.	504,000	236
	Elite Semiconductor Memory Technology Inc.	174,000	236
	Alpha Networks Inc.	361,919	236
*	Pan-International Industrial	295,533	233
	Firich Enterprises Co. Ltd.	132,870	233
	Taiwan TEA Corp.	377,293	231
	Rechi Precision Co. Ltd.	230,680	230
	Global Unichip Corp.	74,649	227
	KEE TAI Properties Co. Ltd.	320,740	226
	Accton Technology Corp.	371,467	226
	AcBel Polytech Inc.	257,000	225
	Topco Scientific Co. Ltd.	118,107	224
	ALI Corp.	206,358	221
	United Integrated Services Co. Ltd.	212,000	213
*	HUA ENG Wire & Cable	539,000	207
	National Petroleum Co. Ltd.	211,000	206
	Chung Hsin Electric & Machinery Manufacturing Corp.	358,000	205
	San Shing Fastech Corp.	127,000	204
	ICP Electronics Inc.	157,578	204
	Lite-On Semiconductor Corp.	351,000	203
	Pixart Imaging Inc.	92,920	203
*	Chung Hung Steel Corp.	721,047	201
*	HannsTouch Solution Inc.	616,392	199
*	Unity Opto Technology Co. Ltd.	209,000	197
	Nien Hsing Textile Co. Ltd.	250,220	197
	Johnson Health Tech Co. Ltd.	73,295	196
	Aten International Co. Ltd.	115,260	196
	Holy Stone Enterprise Co. Ltd.	206,672	194
	Taiwan Paiho Ltd.	274,183	193
	PChome Online Inc.	42,527	193
	Cyberlink Corp.	57,619	189
	Parade Technologies Ltd.	20,000	186
	Lotes Co. Ltd.	69,000	186
	GeoVision Inc.	40,314	186
*	Formosa Epitaxy Inc.	260,000	185
	Asia Polymer Corp.	244,500	184
	Taiwan Acceptance Corp.	71,000	184
	Everlight Chemical Industrial Corp.	254,955	181
	AV Tech Corp.	57,053	180
*	China General Plastics Corp.	353,000	179
	Global Mixed Mode Technology Inc.	57,199	179
*	Asia Optical Co. Inc.	188,000	178
	CyberTAN Technology Inc.	235,571	176
*	Taiwan Land Development Corp.	440,542	175
	Gigastorage Corp.	228,800	174
	Syncmold Enterprise Corp.	92,000	174
	First Hotel	264,378	172

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Altek Corp.	262,786	169
	Sampo Corp.	491,311	168
*	Long Chen Paper Co. Ltd.	537,245	168
	Newmax Technology Co. Ltd.	54,000	167
	YC INOX Co. Ltd.	306,159	167
	Darfon Electronics Corp.	181,000	165
	Hung Poo Real Estate Development Corp.	147,195	165
	Namchow Chemical Industrial Ltd.	155,000	164
	Getac Technology Corp.	340,000	163
	OptoTech Corp.	400,000	163
	First Steamship Co. Ltd.	216,588	161
	Systex Corp.	132,000	160
	Taiwan Semiconductor Co. Ltd.	304,000	160
	Sonix Technology Co. Ltd.	112,000	160
	China Chemical & Pharmaceutical Co. Ltd.	213,000	158
	Tsann Kuen Enterprise Co. Ltd.	91,295	158
	Ta Ya Electric Wire & Cable	650,440	156
	Elitegroup Computer Systems Co. Ltd.	376,000	154
	Phihong Technology Co. Ltd.	197,618	153
	L&K Engineering Co. Ltd.	159,000	152
	Taiwan Fire & Marine Insurance Co.	198,840	150
	Merry Electronics Co. Ltd.	85,050	149
	Great Taipei Gas Co. Ltd.	198,000	147
*	Concord Securities Corp.	620,324	147
*	Chunghwa Picture Tubes Ltd.	2,241,000	146
	Taiyen Biotech Co. Ltd.	150,000	146
	China Electric Manufacturing Corp.	252,000	145
	Shih Wei Navigation Co. Ltd.	195,986	144
	Young Optics Inc.	58,000	142
	Lingsen Precision Industries Ltd.	252,000	142
	Jentech Precision Industrial Co. Ltd.	71,698	141
	Globe Union Industrial Corp.	289,000	141
*	Silicon Integrated Systems Corp.	420,592	139
	Dynamic Electronics Co. Ltd.	366,468	139
	Young Fast Optoelectronics Co. Ltd.	77,000	139
*	Etron Technology Inc.	302,947	137
*	Green Energy Technology Inc.	161,746	136
	Sanyo Electric Taiwan Co. Ltd.	112,000	135
	Silitech Technology Corp.	71,702	132
	Taiwan Mask Corp.	377,650	132
*	J Touch Corp.	128,999	132
*	Pihsiang Machinery Manufacturing Co. Ltd.	118,000	132
	Chun Yuan Steel	344,676	131
	Holtek Semiconductor Inc.	107,279	130
*	WUS Printed Circuit Co. Ltd.	320,000	129
	Wafer Works Corp.	225,570	129
	Quanta Storage Inc.	190,000	128
	Taiflex Scientific Co. Ltd.	103,034	128
	Infortrend Technology Inc.	243,885	127
*	Solartech Energy Corp.	166,000	125
	Unizyx Holding Corp.	260,000	124
	Tong-Tai Machine & Tool Co. Ltd.	152,469	124
	Zinwell Corp.	146,099	122
	Forhouse Corp.	246,000	120
*	Bank of Kaohsiung	374,470	120
*	Gold Circuit Electronics Ltd.	586,280	119
*	Chung Hwa Pulp Corp.	373,890	119
*	Walsin Technology Corp.	463,408	119
	Advanced International Multitech Co. Ltd.	90,000	116
	Soft-World International Corp.	70,520	116
*	Taiwan Styrene Monomer	336,980	114
	Chia Hsin Cement Corp.	257,352	113
	Sitronix Technology Corp.	79,282	113
	Hsin Kuang Steel Co. Ltd.	177,569	111

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
*	Jess-Link Products Co. Ltd.	131,800	111
	FSP Technology Inc.	114,254	109
*	E-Ton Solar Tech Co. Ltd.	271,603	109
*	Pan Jit International Inc.	293,000	108
*	Genesis Photonics Inc.	155,283	108
	TYC Brother Industrial Co. Ltd.	272,710	106
*	Microelectronics Technology Inc.	188,212	106
	Unitech Printed Circuit Board Corp.	322,738	105
	LES Enphants Co. Ltd.	145,059	104
	Global Brands Manufacture Ltd.	295,045	101
	Champion Building Materials Co. Ltd.	292,000	101
*	Weltrend Semiconductor	208,000	101
	Taiwan Cogeneration Corp.	150,903	101
	Asia Vital Components Co. Ltd.	207,337	100
	Entire Technology Co. Ltd.	85,000	97
*	Sunplus Technology Co. Ltd.	301,000	97
	Microlife Corp.	38,500	97
*	ITE Technology Inc.	102,000	90
	International Games System Co. Ltd.	32,213	90
*	AGV Products Corp.	250,000	89
	ENG Electric Co. Ltd.	88,799	88
	Avermedia Technologies	192,290	86
*	Mosel Vitelic Inc.	358,861	85
	Basso Industry Corp.	113,000	83
	Chinese Maritime Transport Ltd.	69,000	83
	Sunrex Technology Corp.	184,000	74
*	KYE Systems Corp.	234,000	74
*	Tyntek Corp.	290,003	71
	Sheng Yu Steel Co. Ltd.	111,000	65
	O-TA Precision Industry Co. Ltd.	106,000	65
	Taiwan Navigation Co. Ltd.	80,178	62
*	Eastern Media International Corp.	473,000	61
	Chinese Gamer International Corp.	32,000	55
	ACES Electronic Co. Ltd.	49,000	54
*	Powercom Co. Ltd.	213,450	53
	Harvatek Corp.	123,030	50
	Bright Led Electronics Corp.	51,000	24
*	Giantplus Technology Co. Ltd.	40,000	13
			106,649
Thailand (1.4%)
*	True Corp. PCL	4,420,000	1,275
*	Robinson Department Store PCL	406,600	1,107
	Jasmine International PCL	3,053,500	859
	Minor International PCL (Foreign)	774,443	793
	CPN Retail Growth Leasehold Property Fund	1,070,839	719
	Bumrungrad Hospital PCL (Foreign)	248,413	707
	Home Product Center PCL	1,425,500	702
*	LPN Development PCL	796,166	650
^	Sino Thai Engineering & Construction PCL	653,057	634
^	BTS Group Holdings PCL	1,974,888	602
*	Central Plaza Hotel PCL	464,500	591
	Pruksa Real Estate PCL	560,500	570
	Thanachart Capital PCL	368,600	566
*	Siam Global House PCL	716,500	548
*	Tisco Financial Group PCL	290,046	544
*	Minor International PCL	613,000	515
*	Kiatnakin Bank PCL	208,800	502
*	Thaicom PCL	375,700	439
*	Thai Tap Water Supply PCL	1,201,300	430
	Bangkok Life Assurance PCL	164,100	424
*	Sansiri PCL (Local)	2,806,100	421
*	Hemaraj Land and Development PCL	2,862,400	420
	Bangkok Expressway PCL (Foreign)	278,700	380
*	Bangchak Petroleum PCL	295,100	365

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Bangkok Chain Hospital PCL	840,900	347
	Esso Thailand PCL	1,046,600	345
*	Italian-Thai Development PCL	1,173,600	337
	Univentures PCL	707,100	319
*	Amata Corp. PCL	405,300	318
*	Hana Microelectronics PCL	366,100	309
	Home Product Center PCL	590,570	302
*	Major Cineplex Group PCL	389,300	295
*	Thai Reinsurance PCL	1,480,500	280
*	Thai Stanley Electric PCL	31,600	270
*	Thai Vegetable Oil PCL	342,400	268
	Thanachart Capital PCL	161,240	263
*	Dynasty Ceramic PCL	122,800	261
^	Quality Houses PCL	1,828,934	259
*	Bangkokland PCL	3,596,000	253
	BTS Group Holdings PCL	817,824	252
	Kiatnakin Bank PCL	104,000	250
	Bangkok Life Assurance PCL	94,000	243
*	Sri Trang Agro-Industry PCL	448,200	239
	Hana Microelectronics PCL (Foreign)	241,710	215
*	TPI Polene PCL	418,700	214
*	CalComp Electronics Thailand PCL	1,652,079	203
*	Supalai PCL	285,300	200
	Samart Corp. PCL	341,500	193
*	Quality Houses PCL	1,331,100	192
*	Sahaviriya Steel Industries PCL	9,411,500	186
	Hemaraj Land and Development PCL	1,228,400	180
*	Bumrungrad Hospital PCL	61,370	172
	Maybank Kim Eng Securities Thailand PCL	197,500	162
	Supalai PCL	231,500	162
	Thoresen Thai Agencies PCL	245,052	161
	Precious Shipping PCL	269,200	160
*	Thoresen Thai Agencies PCL	253,100	155
*	Asian Property Development PCL	471,200	151
*	Pruksa Real Estate PCL	145,355	145
	Tisco Financial Group PCL (Foreign)	74,500	139
^	Khon Kaen Sugar Industry PCL (Foreign)	291,200	128
*	G J Steel PCL	27,117,250	122
	CalComp Electronics Thailand PCL (Foreign)	863,700	102
	Asian Property Development PCL (Foreign)	311,760	100
*	Samart Corp. PCL	92,200	88
*	Tata Steel Thailand PCL	1,725,500	65
*	Khon Kaen Sugar Industry PCL	140,000	60
*	Saha-Union PCL	40,000	57
*	Regional Container Lines PCL	204,800	48
*	Tisco Financial Group PCL Rights Exp. 05/29/2013	36,455	36
*	Thoresen Thai Agencies PCL Warrants Exp. 09/12/2015	120,721	28
*	Berli Jucker PCL	6,600	17
*	Bangkokland PCL Warrants Exp. 12/30/2015	97,606	3
			24,017
Turkey (0.7%)
	TAV Havalimanlari Holding AS	128,413	907
*	Asya Katilim Bankasi AS	670,418	813
	Turkiye Sinai Kalkinma Bankasi AS	501,701	723
	Petkim Petrokimya Holding AS	405,445	707
*	Gubre Fabrikalari TAS	71,827	634
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	540,744	612
	Dogus Otomotiv Servis ve Ticaret AS	80,260	512
	Ulker Biskuvi Sanayi AS	57,763	495
	Turk Traktor ve Ziraat Makineleri AS	11,520	436
*	Trakya Cam Sanayi AS	245,009	414
	Yazicilar Holding AS Class A	34,613	414
*	Koza Anadolu Metal Madencilik Isletmeleri AS	165,279	412
	Tekfen Holding AS	102,370	398

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Aygaz AS	64,508	351
*	Sekerbank TAS	303,343	349
*	Migros Ticaret AS	22,804	296
*	Ihlas Holding AS	631,611	289
*	Yapi Kredi Sigorta AS	28,937	284
*	Dogan Yayin Holding AS	527,028	259
*	Zorlu Enerji Elektrik Uretim AS	295,119	255
*	Albaraka Turk Katilim Bankasi AS	229,944	249
*	Ipek Dogal Enerji Kaynaklari Ve Uretim AS	84,918	240
	Bizim Toptan Satis Magazalari AS	13,763	232
	Torunlar Gayrimenkul Yatirim Ortakligi AS	96,069	227
*	Akfen Holding AS	74,550	226
	Aksigorta AS	175,747	222
	Cimsa Cimento Sanayi VE Tica	35,581	211
*	Akenerji Elektrik Uretim AS	223,987	209
	Konya Cimento Sanayii AS	1,008	191
*	Anadolu Cam Sanayii AS	105,931	164
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	107,261	153
	Turcas Petrol AS	74,081	144
	Is Gayrimenkul Yatirim Ortakligi AS	158,035	139
	Alarko Holding AS	44,146	134
*	Hurriyet Gazetecilik AS	189,447	99
	Aksa Akrilik Kimya Sanayii	33,380	98
*	Vestel Elektronik Sanayi ve Ticaret AS	72,776	93
			12,591
United Kingdom (15.5%)
	Travis Perkins plc	217,456	4,852
	Persimmon plc	269,884	4,534
	Mondi plc	326,824	4,343
*	Barratt Developments plc	869,762	4,210
	Taylor Wimpey plc	2,881,204	4,169
	Ashtead Group plc	448,015	4,097
	Berkeley Group Holdings plc	110,069	3,569
	Pennon Group plc	330,504	3,520
	Rotork plc	76,539	3,463
	Spectris plc	104,141	3,419
	Inchcape plc	413,503	3,224
	Provident Financial plc	126,371	3,203
	DS Smith plc	855,515	3,108
	Derwent London plc	85,291	3,060
	Spirax-Sarco Engineering plc	74,876	3,059
	Amlin plc	438,575	2,893
	Capital & Counties Properties plc	597,536	2,861
	Hiscox Ltd.	323,551	2,820
*	Premier Oil plc	468,147	2,717
	IG Group Holdings plc	321,350	2,692
	Rightmove plc	89,476	2,669
	Halma plc	332,846	2,591
	Telecity Group plc	178,141	2,557
	Great Portland Estates plc	304,437	2,519
*	Ophir Energy plc	394,384	2,495
	Henderson Group plc	962,738	2,474
	UBM plc	216,668	2,464
	Catlin Group Ltd.	300,562	2,457
	Booker Group plc	1,293,156	2,392
	St. James's Place plc	274,827	2,366
	Intermediate Capital Group plc	354,900	2,333
	Bellway plc	108,330	2,266
	Filtrona plc	203,893	2,242
	Greene King plc	193,724	2,190
	Close Brothers Group plc	131,034	2,116
	Howden Joinery Group plc	546,417	2,113
	Shaftesbury plc	222,240	2,099
	Aveva Group plc	59,984	2,071

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Balfour Beatty plc	611,270	2,053
*	Afren plc	971,681	2,028
	Lancashire Holdings Ltd.	146,151	1,924
	Victrex plc	76,421	1,907
	Stagecoach Group plc	388,342	1,856
	Berendsen plc	153,243	1,842
*	Thomas Cook Group plc	885,099	1,780
	Hays plc	1,221,538	1,776
	Home Retail Group plc	733,168	1,776
*	Dixons Retail plc	3,235,794	1,770
	TalkTalk Telecom Group plc	449,439	1,752
	Hikma Pharmaceuticals plc	113,661	1,728
	International Personal Finance plc	213,085	1,690
	QinetiQ Group plc	567,290	1,670
	PZ Cussons plc	267,770	1,661
	BBA Aviation plc	421,138	1,644
	Elementis plc	399,527	1,640
	Carillion plc	387,315	1,616
	Hunting plc	126,781	1,592
	Beazley plc	454,177	1,587
*	Genel Energy plc	114,328	1,583
*	BTG plc	289,938	1,558
	Ultra Electronics Holdings plc	60,646	1,556
	AZ Electronic Materials SA	338,865	1,501
*	Sports Direct International plc	203,302	1,477
	Cable & Wireless Communications plc	2,231,062	1,469
	Jupiter Fund Management plc	283,645	1,460
	Debenhams plc	1,127,823	1,459
	Regus plc	567,804	1,446
	Electrocomponents plc	386,322	1,444
	Senior plc	363,648	1,443
	Michael Page International plc	248,319	1,441
	Britvic plc	207,314	1,418
	Firstgroup plc	429,977	1,412
	Jardine Lloyd Thompson Group plc	107,026	1,411
*	SVG Capital plc	227,932	1,410
	Mitie Group plc	328,513	1,410
	Bovis Homes Group plc	116,749	1,393
	Bodycote plc	170,953	1,377
	SIG plc	544,475	1,372
	Restaurant Group plc	181,330	1,359
	Phoenix Group Holdings	137,677	1,357
	Micro Focus International plc	129,699	1,350
	Vesuvius plc	245,614	1,331
	Bwin.Party Digital Entertainment plc	638,823	1,328
	Domino's Pizza Group plc	130,358	1,319
	Galliford Try plc	83,810	1,285
	De La Rue plc	88,743	1,285
	Paragon Group of Cos. plc	263,749	1,281
*	Alent plc	242,828	1,279
	WS Atkins plc	89,849	1,260
*	Soco International plc	212,854	1,255
*	EnQuest plc	622,471	1,247
	Playtech Ltd.	129,141	1,231
	WH Smith plc	106,073	1,221
*	Imagination Technologies Group plc	176,750	1,171
	Millennium & Copthorne Hotels plc	131,073	1,153
	Domino Printing Sciences plc	110,243	1,142
	Genus plc	54,063	1,139
	National Express Group plc	379,779	1,129
	Spirent Communications plc	554,135	1,123
	Oxford Instruments plc	46,778	1,121
	CSR plc	145,340	1,115
	Dignity plc	51,759	1,107

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
*	Mitchells & Butlers plc	205,821	1,071
	Dunelm Group plc	81,286	1,069
	Marston's plc	472,136	1,063
	Pace plc	274,709	1,060
	Premier Farnell plc	313,385	1,030
	Betfair Group plc	76,509	1,030
	Morgan Advanced Materials plc	247,490	1,008
	Londonmetric Property plc	555,673	989
^,*	Ocado Group plc	371,110	980
	Savills plc	108,235	977
	Halfords Group plc	177,894	953
	Dechra Pharmaceuticals plc	84,398	942
	N Brown Group plc	135,158	936
	Fenner plc	169,884	929
	Rathbone Brothers plc	39,914	906
	Go-Ahead Group plc	37,548	904
	Fidessa Group plc	31,772	886
	RPC Group plc	143,262	886
^	Homeserve plc	271,490	884
	APR Energy plc	67,437	868
	Diploma plc	97,795	867
	Dairy Crest Group plc	120,793	866
	Telecom Plus plc	45,090	855
	Carphone Warehouse Group plc	225,207	824
	Renishaw plc	32,117	823
	ITE Group plc	196,270	800
*	Redrow plc	236,681	787
	Interserve plc	104,842	772
	Hansteen Holdings plc	571,249	759
	Keller Group plc	56,360	752
	Synergy Health plc	43,938	743
	F&C Commercial Property Trust Ltd.	444,323	742
	Unite Group plc	136,925	741
	Big Yellow Group plc	118,153	741
	Chemring Group plc	173,759	732
	Devro plc	141,629	728
	JD Wetherspoon plc	79,608	727
	Tullett Prebon plc	190,074	723
	Moneysupermarket.com Group plc	231,090	721
	Laird plc	213,375	720
	Cranswick plc	43,465	713
	RPS Group plc	180,439	700
	Grainger plc	328,105	694
	Brewin Dolphin Holdings plc	213,471	694
	ST Modwen Properties plc	164,616	686
	Kier Group plc	36,101	658
*	Enterprise Inns plc	431,243	658
	Synthomer plc	204,295	639
*	Salamander Energy plc	219,336	623
*	Colt Group SA	346,309	619
	Cineworld Group plc	133,104	599
	Hochschild Mining plc	153,898	598
	Greggs plc	90,497	583
	Kcom Group plc	440,900	580
	Spirit Pub Co. plc	567,442	572
*	Centamin plc	875,583	568
	F&C Asset Management plc	372,507	567
*	Petra Diamonds Ltd.	327,607	559
	Workspace Group plc	94,151	549
	Computacenter plc	73,725	515
	Cape plc	107,740	499
	Sthree plc	93,915	490
	Euromoney Institutional Investor plc	31,785	484
*	Perform Group plc	59,592	480

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2013

					Market
					Value
				Shares	($000)
	Speedy Hire plc			629,506	474
	Smiths News plc			162,879	454
	Shanks Group plc			354,532	451
*	Heritage Oil plc			173,304	432
	SDL plc			73,436	415
	Xchanging plc			194,186	404
	UK Commercial Property Trust Ltd.			315,379	365
*	Mothercare plc			70,986	349
	Petropavlovsk plc			153,893	349
	Lamprell plc			154,504	347
	888 Holdings plc			124,984	330
*	Bumi plc			81,487	328
	Morgan Sindall Group plc			36,156	323
^	Stobart Group Ltd.			236,848	308
	Helical Bar plc			79,161	305
	Mucklow A & J Group plc			50,034	302
	Chesnara plc			78,991	294
*	SuperGroup plc			25,253	272
	Darty plc			356,865	272
	Anglo Pacific Group plc			74,188	251
	Schroder REIT Ltd.			395,494	248
^,*	Talvivaara Mining Co. plc			1,128,309	247
*	Gem Diamonds Ltd.			119,777	243
	Development Securities plc			94,404	213
	Daejan Holdings plc			3,334	203
*	Premier Foods plc			174,701	199
	New World Resources plc			77,648	187
	Picton Property Income Ltd.			210,306	144
	Aberdeen Asset Management plc			14,700	103
*	JKX Oil & Gas plc			57,875	61
	Robert Walters plc			4,011	14
*	Carpetright plc			1,053	10
*	CLS Holdings plc			684	10
	McBride plc			2,517	5
*	Connaught plc			50,771	—

					264,180
Total Common Stocks (Cost $1,534,872)					1,709,841
		Coupon
Temporary Cash Investments (4.9%)
Money Market Fund (4.8%)
2,3	Vanguard Market Liquidity Fund	0.142%		81,657,147	81,657

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
4	Federal Home Loan Bank Discount Notes	0.120%	6/5/13	1,000	1,000
Total Temporary Cash Investments (Cost $82,657)					82,657
Total Investments (104.9%) (Cost $1,617,529)					1,792,498
Other Assets and Liabilities—Net (-4.9%)[3]					(83,263)
Net Assets (100%)					1,709,235

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $77,136,000.
* Non-income-producing security.

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2013

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2013, the aggregate value of these securities was $1,025,000, representing 0.1% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $81,657,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

© 2013 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA7702_062013

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 19, 2013

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: June 19, 2013

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.